UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2018

Item 1. Report to Stockholders

Annual Report

JULY 31, 2018

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Mobile Telecommunications UltraSector ProFund	WCPIX	WCPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment, Services & Distribution UltraSector ProFund*	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

*.              Effective August 28, 2018, the Oil Equipment, Services & Distribution UltraSector ProFund was renamed as the Oil Equipment & Services UltraSector ProFund.

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments

74	Banks UltraSector ProFund
76	Basic Materials UltraSector ProFund
78	Bear ProFund
79	Biotechnology UltraSector ProFund
81	Bull ProFund
83	Consumer Goods UltraSector ProFund
85	Consumer Services UltraSector ProFund
88	Europe 30 ProFund
89	Falling U.S. Dollar ProFund
90	Financials UltraSector ProFund
95	Health Care UltraSector ProFund
98	Industrials UltraSector ProFund
102	Internet UltraSector ProFund
104	Large-Cap Growth ProFund
109	Large-Cap Value ProFund
115	Mid-Cap ProFund
122	Mid-Cap Growth ProFund
126	Mid-Cap Value ProFund
131	Mobile Telecommunications UltraSector ProFund
132	Nasdaq-100 ProFund
135	Oil & Gas UltraSector ProFund
137	Oil Equipment, Services & Distribution UltraSector ProFund
139	Pharmaceuticals UltraSector ProFund
140	Precious Metals UltraSector ProFund
141	Real Estate UltraSector ProFund
144	Rising Rates Opportunity ProFund
145	Rising Rates Opportunity 10 ProFund
146	Rising U.S. Dollar ProFund
147	Semiconductor UltraSector ProFund
149	Short Nasdaq-100 ProFund
150	Short Oil & Gas ProFund
151	Short Precious Metals ProFund
152	Short Real Estate ProFund
153	Short Small-Cap ProFund
154	Small-Cap ProFund
157	Small-Cap Growth ProFund
162	Small-Cap Value ProFund
169	Technology UltraSector ProFund
172	Telecommunications UltraSector ProFund
173	U.S. Government Plus ProFund
174	UltraBear ProFund
175	UltraBull ProFund
177	UltraChina ProFund
179	UltraDow 30 ProFund
181	UltraEmerging Markets ProFund
183	UltraInternational ProFund
184	UltraJapan ProFund
185	UltraLatin America ProFund
187	UltraMid-Cap ProFund
194	UltraNasdaq-100 ProFund
197	UltraShort China ProFund
198	UltraShort Dow 30 ProFund
199	UltraShort Emerging Markets ProFund
200	UltraShort International ProFund
201	UltraShort Japan ProFund
202	UltraShort Latin America ProFund
203	UltraShort Mid-Cap ProFund
204	UltraShort Nasdaq-100 ProFund
205	UltraShort Small-Cap ProFund
206	UltraSmall-Cap ProFund
209	Utilities UltraSector ProFund
211	Statements of Assets and Liabilities
225	Statements of Operations
239	Statements of Changes in Net Assets
265	Financial Highlights
297	Notes to Financial Statements
330	Report of Independent Registered Public Accounting Firm
331	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report to shareholders for the 12 months ended July 31, 2018.

U.S. Outshines Global Equity Markets

Benign conditions prevailed through the latter half of 2017. U.S. equity markets closed the year strong amid solid earnings, positive economic data and continued low volatility. An accumulation of risks in early 2018, however, resulted in the return of volatility and a turbulent first quarter. Equities advanced during the remainder of the period, particularly small-cap and tech stocks, as strong earnings and economic data outshone trade and other geopolitical concerns. The Nasdaq-100® Index led major U.S. indexes for the period, up 24.3%. Trailing the Nasdaq but still strong, the Dow Jones Industrial Average® gained 18.8% and the S&P 500® rose 16.2%. Mid-cap and small-cap stocks turned in very solid results as well, gaining 14.5% and 18.7%, respectively, according to the S&P MidCap 400® and the Russell 2000® Index.

Seven of the 10 Dow Jones U.S. Industry Indices sectors saw strong double-digit gains for the period. Technology was the runaway leader, up 27.8%. Also rising more than 20% were oil & gas and consumer services, up 20.8% and 20.5%, respectively. The bottom three sectors during the period were: utilities, gaining 3.8%; consumer goods, rising just 1.2%; and telecommunications, which actually lost 2.9%. Outside of the 10 sectors tracked by the Dow Jones U.S. Industry Indices, precious metals lost 9.5% and real estate gained 4.9%, according to the Dow Jones Precious Metals and Dow Jones U.S. Real Estate Indices.

International equities managed to report gains for the period despite broad concern over interest rates, central bank actions, inflation and trade. The MSCI EAFE Index, which covers international developed markets outside North America, rose 6.4%. European stocks gained 5.6%, according to the MSCI Europe Index, and Japan’s Nikkei Index was up 13.9%. China contributed strongly to emerging markets, rising 8.7%, as measured by the BNY China Select ADR Index, while the BNY Mellon Latin America 35 ADR Index was mostly flat at 0.8%. Emerging markets gained 4.6% overall, reflected in the BNY Mellon Emerging Markets 50 ADR Index.

Fixed Income Returns Mostly Down

The Federal Reserve, seeing a solid economic backdrop, low unemployment and near target-level inflation, raised interest rates again in June. This marks the third increase this reporting period and the seventh increase since the Fed began boosting rates in 2015. Facing rising rates, a flattening yield curve and a strong equity market, fixed income returns generally suffered during the period. The 10-year Treasury was off 3.6%, according to the Ryan Labs 10-Year Treasury Index. Also falling, the Ryan Labs 30-Year Treasury Index lost 0.8%, and the Markit iBoxx® $ Liquid Investment Grade Index declined 1.2%. High yield bonds proved to be a bright spot, gaining 2.3% during the period, as measured by the Markit iBoxx® $ Liquid High Yield Index. Despite high yield’s gains, the Bloomberg Barclays U.S. Aggregate Bond Index®, a broad measure of U.S. fixed income, remained down 0.8%.

Substantial Sector Flows and Asset Growth

Considering the strong returns in most U.S. market sectors, particularly tech, it makes sense that over a third of the period’s positive flows went into sector-based ProFunds. These inflows, combined with the period’s substantial equity market appreciation, drove an increase of more than a quarter billion dollars in ProFunds’ assets under management.

Thank you for choosing ProFunds. Whatever your view on the market, our extensive lineup of mutual funds provides strategies to help you manage risk and potentially enhance returns. We appreciate the trust and confidence you have placed in us.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

i

This Page Intentionally Left Blank

Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds(1) and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of an underlying benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of an underlying index or security (each such index or security, a “benchmark”) for a single day, not for any other period.

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark both on a single day and over time (each, a “Matching Fund” and, collectively, the “Matching Funds”).

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x, or 2x), the inverse (-1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means that Geared Funds seek daily investment results, before fees and expenses, for a single day only, not for any other period. A “single day” is measured from the time a Geared Fund calculates its net asset value (“NAV”) to the time of the Geared Fund’s next NAV calculation. The return of a Geared Fund for periods longer than a single day will be the result of its return for each day compounded over the period. A Geared Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Geared Fund’s stated leveraged (i.e., 1.25x, 1.5x, or 2x), inverse (-1x), or inverse leveraged (i.e., -1.25x or -2x) multiple times the return of the Fund’s benchmark for the same period. During periods of higher benchmark volatility, the volatility of the benchmark may affect the Geared Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“ProFund Advisors”), the Funds’ investment advisor, uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that it believes, in combination, a Fund should hold to produce daily returns consistent with such Fund’s investment objective.

In managing the assets of the Funds, ProFund Advisors does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis; forecast market movements or trends; or take defensive positions.

The Funds (other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (collectively, “derivatives”). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments or otherwise meet its contractual obligations) with respect to the amount a Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the risk that a Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors), and increased correlation risk (i.e., the risk that a Fund may not be able to achieve a high degree of correlation with its benchmark or a multiple or inverse thereof). If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in a Fund may decline. With respect to swaps and forward contracts, the Funds seek to mitigate counterparty risk by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds primarily enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives will have the effect of lowering a Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2018(2):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by a Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by a Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by a Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by a Fund and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of a Fund’s benchmark (and its impact on compounding).

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.(3)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to the performance of a daily benchmark such as the multiple (i.e., 1.25x, 1.5x, or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only, not for any other period. Daily rebalancing and the compounding of each day’s return over time means that the return of a Fund for a period longer than a single day will be the result of each day’s returns

(1)         ProFunds included as Classic ProFunds are listed in Note 1 of the Notes to Financial Statements.

(2)         Past performance is not a guarantee of future results.

(3)         Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark.

Management Discussion of Fund Performance (unaudited) :: 3

compounded over the period, which will very likely differ in amount, and possibly even direction, from a Fund’s one-day multiple times the return of the benchmark for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a Geared Fund. In general, during periods of higher benchmark volatility, compounding will usually cause Fund performance for periods longer than a single day to differ in amount, and possibly even direction, from the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with derivatives; c) other Fund expenses; and d) dividends or interest paid with respect to the securities in the benchmark, e) the benchmark’s volatility; and f) the benchmark’s performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2018 was 12.6%, which was higher than the prior year’s volatility of 8.1%. The volatility of each Geared Fund benchmark is shown below:

One Year
Benchmark
Underlying Benchmark	Volatility
Dow Jones U.S. Semiconductors Index	23.45%
Dow Jones U.S. Mobile Telecommunications Index	22.56%
BNY Mellon Latin America 35 ADR Index	20.89%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	20.23%
Dow Jones Precious Metals Index	20.14%
Dow Jones U.S. Biotechnology Index	19.87%
BNY Mellon China Select ADR Index	19.82%
Dow Jones U.S. Banks Index	18.79%
Dow Jones U.S. Telecommunications Index	18.35%
Dow Jones Internet Composite Index	18.29%
Dow Jones U.S. Technology Index	17.95%
Dow Jones U.S. Oil & Gas Index	17.84%
BNY Mellon Emerging Markets 50 ADR Index	16.79%
NASDAQ-100® Index	16.70%
Dow Jones U.S. Basic Materials Index	15.63%
Nikkei 225 Stock Average	15.22%
S&P SmallCap 600 Growth Index	14.37%
Dow Jones U.S. Pharmaceuticals Index	14.23%
S&P 500® Growth Index	14.11%
Dow Jones U.S. Industrials Index	14.06%
Dow Jones U.S. Health Care Index	13.99%
Dow Jones U.S. Financials Index	13.76%
S&P SmallCap 600 Value Index	13.73%
Dow Jones Industrial Average	13.65%
Russell 2000® Index	13.59%
Dow Jones U.S. Consumer Services Index	12.88%
ProFunds Europe 30 Index®	12.69%
S&P MidCap 400® Growth Index	12.66%
S&P 500®	12.62%
Dow Jones U.S. Utilities Index	12.60%
S&P MidCap 400®	12.24%
S&P MidCap 400® Value Index	12.21%
Dow Jones U.S. Real Estate Index	12.06%
S&P 500® Value Index	11.85%
Dow Jones U.S. Consumer Goods Index	11.46%
Ryan Labs On-The-Run 30 Year Treasury Index	10.95%
MSCI EAFE Index®	9.04%
U.S. Dollar Index	5.89%
Ryan Labs On-The-Run 10 Year Treasury Index	4.89%

•                  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Swap financing rates are negotiated between the Funds and their counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 1.20% to 1.95% during the fiscal year. The one-month LIBOR also increased during the fiscal year from 1.23% to 2.08%. Each Fund with long exposure via derivatives was generally negatively affected

4 :: Management Discussion of Fund Performance (unaudited)

by financing rates. Conversely, each Fund with short/inverse derivative exposure generally benefited from financing rates. However, in low interest rate environments, LIBOR adjusted by the spread may actually result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•                  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium or income yield of the underlying assets to which they have exposure. The performance of Funds that provide inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•                  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on Fund performance compared to many traditional index-based funds. For Geared Funds, daily rebalancing to position a Fund’s portfolio so that its exposure to its benchmark is consistent with the Fund’s daily investment objective, high levels of shareholder creation and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, that seek to return a larger daily multiple of its benchmark’s return an inverse or inverse multiple of its benchmark’s return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than assets held by other Funds.

•                  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that seek to achieve its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in their respective benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the inverse or a multiple of the benchmark.

In addition, certain Funds invested in swap agreements that were based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark rather than swap agreements that were based on the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF may correlate less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 5

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 22.39%. For the same period, the Index had a total return of 17.59%(1) and a volatility of 18.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	22.39%	16.00%	0.62%
Service	21.22%	14.84%	-0.36%
Dow Jones U.S. Banks Index	17.59%	13.30%	6.23%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	16.8%
Bank of America Corp.	12.5%
Wells Fargo & Co.	10.8%
Citigroup, Inc.	7.9%
U.S. Bancorp	3.6%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	69%
Regional Banks	30%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 16.65%. For the same period, the Index had a total return of 13.81%(1) and a volatility of 15.63%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	16.65%	11.17%	1.80%
Service	15.49%	10.08%	0.80%
Dow Jones U.S. Basic Materials Index	13.81%	9.85%	5.10%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
DowDuPont, Inc.	18.4%
Praxair, Inc.	5.6%
Ecolab, Inc.	4.2%
Air Products & Chemicals, Inc.	4.2%
LyondellBasell Industries N.V.	4.1%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	81%
Metals & Mining	18%
Paper & Forest Products	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Bear ProFund :: 7

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -14.13%. For the same period, the Index had a total return of 16.24%(1) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-14.13%	-13.51%	-14.04%
Service	-15.00%	-14.36%	-14.90%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(81)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: Biotechnology UltraSector ProFund :: Management Discussion of Fund Performance

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 10.94%. For the same period, the Index had a total return of 10.19%(1) and a volatility of 19.87%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	10.94%	14.64%	17.45%
Service	9.83%	13.50%	16.30%
Dow Jones U.S. Biotechnology Index	10.19%	12.61%	14.59%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.45%	1.45%
Service	2.45%	2.45%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	12.4%
Amgen, Inc.	11.6%
Gilead Sciences, Inc.	9.0%
Biogen, Inc.	6.2%
Celgene Corp.	5.6%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	85%
Life Sciences Tools & Services	14%
Pharmaceuticals	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Bull ProFund :: 9

Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 14.20%. For the same period, the Index had a total return of 16.24%(1) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	14.20%	11.00%	8.57%
Service	13.08%	9.89%	7.50%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	9%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	2.3%
Alphabet, Inc.	2.1%
Amazon.com, Inc.	2.0%
Facebook, Inc.	1.2%

S&P 500® — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -1.87%. For the same period, the Index had a total return of 1.15%(1) and a volatility of 11.46%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-1.87%	9.75%	12.10%
Service	-2.85%	8.67%	10.98%
Dow Jones U.S. Consumer Goods Index	1.15%	8.62%	10.60%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.75%	1.75%
Service	2.75%	2.75%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	73%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	7.3%
The Coca-Cola Co.	6.4%
PepsiCo, Inc.	5.8%
Philip Morris International, Inc.	4.8%
Altria Group, Inc.	4.0%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food, Beverage & Tobacco	48%
Household & Personal Products	18%
Consumer Durables & Apparel	16%
Automobiles & Components	11%
Software & Services	5%
Capital Goods	1%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 11

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 27.92%. For the same period, the Index had a total return of 20.45%(1) and a volatility of 12.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	27.92%	18.89%	19.45%
Service	26.64%	17.70%	18.28%
Dow Jones U.S. Consumer Services Index	20.45%	14.47%	15.45%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	14.6%
The Home Depot, Inc.	4.6%
Comcast Corp.	3.5%
The Walt Disney Co.	3.5%
Netflix, Inc.	3.0%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	50%
Media	19%
Consumer Services	16%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Europe 30 ProFund :: Management Discussion of Fund Performance

Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 5.30%. For the same period, the Index had a price return of 3.06%(1) and a volatility of 12.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	5.30%	4.33%	1.56%
Service	4.14%	3.29%	0.57%
ProFunds Europe 30 Index	3.06%	2.46%	-0.04%
STOXX Europe 50 Index	5.33%	4.01%	1.48%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.5%
HSBC Holdings PLC	5.5%
TOTAL S.A.	5.1%
BP PLC	4.8%
S.A.P. SE	4.5%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	23%
Financials	19%
Information Technology	15%
Health Care	15%
Materials	9%
Consumer Staples	8%
Telecommunication Services	5%
Utilities	2%
Industrials	2%
Consumer Discretionary	2%

Country Composition
United Kingdom	41%
Netherlands	17%
France	11%
Spain	8%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The STOXX Europe 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 13

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -4.16%. For the same period, the Index had a price return of 1.80%(1) and a volatility of 5.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2018, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 200 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-4.16%	-5.03%	-4.24%
Service	-5.07%	-5.95%	-5.18%
U.S. Dollar Index	1.80%	2.97%	2.59%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	3.38%	1.78%
Service	4.38%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 16.48%. For the same period, the Index had a total return of 13.47%(1) and a volatility of 13.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	16.48%	15.43%	4.73%
Service	15.34%	14.30%	3.69%
Dow Jones U.S. Financials Index	13.47%	12.47%	7.62%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	5.6%
Berkshire Hathaway, Inc.	5.4%
Bank of America Corp.	4.1%
Wells Fargo & Co.	3.6%
Visa, Inc.	3.5%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
Diversified Financials	27%
Real Estate	19%
Insurance	14%
Software & Services	8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 15

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 19.30%. For the same period, the Index had a total return of 15.22%(1) and a volatility of 13.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	19.30%	17.90%	16.55%
Service	18.14%	16.74%	15.41%
Dow Jones U.S. Health Care Index	15.22%	13.99%	13.40%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.4%
UnitedHealth Group, Inc.	5.1%
Pfizer, Inc.	4.9%
Merck & Co., Inc.	3.7%
AbbVie, Inc.	2.9%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	30%
Health Care Equipment & Supplies	22%
Health Care Providers & Services	21%
Biotechnology	20%
Life Sciences Tools & Services	7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 20.04%. For the same period, the Index had a total return of 15.85%(1) and a volatility of 14.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	20.04%	17.23%	11.88%
Service	18.83%	16.07%	10.77%
Dow Jones U.S. Industrials Index	15.85%	13.62%	11.01%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	78%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	3.8%
3M Co.	2.5%
Honeywell International, Inc.	2.4%
General Electric Co.	2.4%
Union Pacific Corp.	2.3%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	57%
Software & Services	15%
Transportation	13%
Materials	5%
Technology Hardware & Equipment	5%
Commercial & Professional Services	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 17

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 55.54%. For the same period, the Index had a total return of 37.71%(1) and a volatility of 18.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	55.54%	31.79%	26.50%
Service	54.00%	30.48%	25.24%
Dow Jones Internet Composite Index	37.71%	23.06%	20.67%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.46%
Service	2.46%	2.46%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	8.6%
Amazon.com, Inc.	8.3%
Facebook, Inc.	6.1%
Netflix, Inc.	4.4%
Salesforce.com, Inc.	3.9%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	47%
Internet & Direct Marketing Retail	22%
Software	12%
Communications Equipment	5%
IT Services	5%
Capital Markets	5%
Diversified Telecommunication Services	2%
Health Care Technology	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 19.47%. For the same period, the Index had a total return of 21.61%(1) and a volatility of 14.11%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	19.47%	13.43%	10.15%
Service	18.28%	12.31%	9.05%
S&P 500® Growth Index	21.61%	15.63%	12.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.2%
Microsoft Corp.	5.8%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.7%
Facebook, Inc.	3.2%

S&P 500® Growth Index — Composition

% of Index
Information Technology	43%
Health Care	17%
Consumer Discretionary	16%
Industrials	10%
Financials	5%
Consumer Staples	4%
Real Estate	3%
Materials	1%
Utilities	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: 19

Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 8.55%. For the same period, the Index had a total return of 10.43%(1) and a volatility of 11.85%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	8.55%	8.26%	6.67%
Service	7.44%	7.17%	5.60%
S&P 500® Value Index	10.43%	10.23%	8.73%

Expense Ratios**

Fund	Gross	Net
Investor	1.81%	1.78%
Service	2.81%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	3.3%
Berkshire Hathaway, Inc.	3.3%
Exxon Mobil Corp.	3.0%
Wells Fargo & Co.	2.2%
Chevron Corp.	2.1%

S&P 500® Value Index — Composition

% of Index
Financials	25%
Energy	13%
Health Care	11%
Consumer Staples	10%
Industrials	10%
Consumer Discretionary	8%
Information Technology	7%
Utilities	5%
Telecommunication Services	4%
Materials	4%
Real Estate	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 12.38%. For the same period, the Index had a total return of 14.50%(1) and a volatility of 12.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	12.38%	9.78%	8.92%
Service	11.26%	8.68%	7.83%
S&P MidCap 400®	14.50%	11.73%	11.19%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	15%
Swap Agreements	24%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.6%
Teleflex, Inc.	0.4%
WellCare Health Plans, Inc.	0.4%
IDEX Corp.	0.4%
Domino’s Pizza, Inc.	0.4%

S&P MidCap 400® — Composition

% of Index
Financials	17%
Information Technology	16%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Real Estate	9%
Materials	7%
Energy	5%
Utilities	5%
Consumer Staples	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Growth ProFund :: 21

Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 14.05%. For the same period, the Index had a total return of 16.36%(1) and a volatility of 12.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	14.05%	10.05%	9.54%
Service	12.92%	8.94%	8.45%
S&P MidCap 400® Growth Index	16.36%	12.12%	11.51%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.4%
Teleflex, Inc.	1.4%
IDEX Corp.	1.3%
Domino’s Pizza, Inc.	1.2%
Lamb Weston Holding, Inc.	1.1%

S&P MidCap 400® Growth Index — Composition

% of Index
Information Technology	20%
Consumer Discretionary	17%
Industrials	15%
Financials	15%
Health Care	14%
Real Estate	8%
Materials	5%
Consumer Staples	3%
Utilities	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: Mid-Cap Value ProFund :: Management Discussion of Fund Performance

Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 10.85%. For the same period, the Index had a total return of 12.50%(1) and a volatility of 12.21%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	10.85%	9.11%	8.52%
Service	9.73%	8.01%	7.42%
S&P MidCap 400® Value Index	12.50%	11.07%	10.71%

Expense Ratios**

Fund	Gross	Net
Investor	1.85%	1.78%
Service	2.85%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	1.3%
Atmos Energy Corp.	1.1%
Leidos Holdings, Inc.	1.1%
Alleghany Corp.	1.1%
UGI Corp.	1.0%

S&P MidCap 400® Value Index — Composition

% of Index
Financials	19%
Industrials	15%
Real Estate	11%
Information Technology	10%
Energy	10%
Materials	10%
Consumer Discretionary	9%
Utilities	7%
Health Care	5%
Consumer Staples	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mobile Telecommunications UltraSector ProFund :: 23

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 0.62%. For the same period, the Index had a total return of 3.85%(2) and a volatility of 22.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	0.62%	10.94%	-0.74%
Service	-0.38%	9.84%	-1.71%
Dow Jones U.S. Mobile Telecommunications Index	3.85%	10.23%	4.54%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	28%
Swap Agreements	122%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.9%
T-Mobile U.S., Inc.	2.1%
Sprint Corp.	0.4%
Telephone & Data Systems, Inc.	0.3%

Dow Jones U.S. Mobile Telecommunications Index — Composition

% of Index
Diversified Telecommunication Services	90%
Wireless Telecommunication Services	10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for the Mobile Telecommunications UltraSector ProFund from the Dow Jones U.S. Mobile Telecommunications Index to the S&P Communication Services Select Sector Index. The effective date for this change is yet to be determined.

(2)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: Nasdaq-100 ProFund :: Management Discussion of Fund Performance

Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 21.94%. For the same period, the Index had a total return of 24.30%(1) and a volatility of 16.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The Nasdaq Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Nasdaq-100 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	21.94%	17.55%	13.52%
Service	20.75%	16.37%	12.38%
Nasdaq-100® Index	24.30%	19.99%	15.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.49%	1.49%
Service	2.49%	2.49%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	11%
Swap Agreements	28%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
Alphabet, Inc.	5.8%
Facebook, Inc.	3.0%

Nasdaq-100® Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 25

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 27.56%. For the same period, the Index had a total return of 20.84%(1) and a volatility of 17.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	27.56%	-2.69%	-2.02%
Service	26.29%	-3.65%	-2.99%
Dow Jones U.S. Oil & Gas Index	20.84%	0.78%	2.25%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.0%
Chevron Corp.	11.2%
Schlumberger, Ltd.	4.3%
ConocoPhillips	3.9%
EOG Resources, Inc.	3.5%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	87%
Energy Equipment & Services	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 3.02%. For the same period, the Index had a total return of 5.14%(2) and a volatility of 20.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas sector of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	3.02%	-10.57%	-11.37%
Service	1.99%	-11.45%	-12.25%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	5.14%	-4.39%	-3.24%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	21.1%
Halliburton Co.	8.4%
Kinder Morgan, Inc.	7.7%
ONEOK, Inc.	6.7%
The Williams Cos., Inc.	5.6%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

% of Index
Energy Equipment & Services	70%
Oil, Gas & Consumable Fuels	28%
Electric Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for the Oil Equipment, Services & Distribution UltraSector ProFund from the Dow Jones U.S. Oil Equipment, Services & Distribution Index to the Dow Jones U.S. Select Oil Equipment & Services Index. This change was effective on August 28, 2018.

(2)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 27

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 6.97%. For the same period, the Index had a total return of 7.25%(2) and a volatility of 14.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	6.97%	11.59%	14.13%
Service	5.88%	10.46%	12.99%
Dow Jones U.S. Pharmaceuticals Index	7.25%	9.95%	11.84%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.3%
Pfizer, Inc.	12.0%
Merck & Co., Inc.	9.1%
Bristol-Myers Squibb Co.	5.0%
Eli Lilly & Co.	4.9%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for the Pharmaceuticals UltraSector ProFund from the Dow Jones U.S. Pharmaceuticals Index to the Dow Jones U.S. Select Pharmaceuticals Index. This change was effective on August 28, 2018.

(2)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -17.74%. For the same period, the Index had a total return of -9.48%(1) and a volatility of 20.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-17.74%	-12.88%	-17.38%
Service	-18.53%	-13.75%	-18.19%
Dow Jones Precious Metals Index	-9.48%	-3.93%	-6.33%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	72%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Newmont Mining Corp.	11.4%
Franco-Nevada Corp.	7.9%
Barrick Gold Corp.	7.6%
Goldcorp, Inc.	6.3%
Agnico Eagle Mines, Ltd.	5.7%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 29

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 3.41%. For the same period, the Index had a total return of 4.86%(1) and a volatility of 12.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	3.41%	9.75%	3.74%
Service	2.42%	8.65%	2.73%
Dow Jones U.S. Real Estate Index	4.86%	8.73%	7.59%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.68%	1.68%
Service	2.68%	2.68%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	4.6%
Simon Property Group, Inc.	3.8%
Crown Castle International Corp.	3.2%
Prologis, Inc.	2.4%
Equinix, Inc.	2.4%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	4%
Real Estate Management & Development	3%
Professional Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Rising Rates Opportunity ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 0.70%. For the same period, the Long Bond, as measured by the Ryan Labs On-The-Run 30 Year Treasury Index(1), had a total return of -0.76%(2) and a volatility of 10.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(3)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2018 the most recent Long Bond carried a maturity date of 5/15/48 and a 3.125% coupon.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	0.70%	-8.57%	-11.56%
Service	-0.27%	-9.49%	-12.45%
Ryan Labs On-The-Run 30 Year Treasury Index	-0.76%	4.74%	5.83%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity 10 ProFund :: 31

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 3.69%. For the same period, the Note, as measured by the Ryan Labs On-The-Run 10 Year Treasury Index(1), had a total return of -3.58%(2) and a volatility of 4.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(3)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2018 the most recent Note carried a maturity date of 5/15/28 and a 2.875% coupon.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Note. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	3.69%	-3.06%	-5.58%
Service	2.61%	-4.02%	-6.53%
Ryan Labs On-The-Run 10 Year Treasury Index	-3.58%	1.37%	3.56%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The Ryan Labs On-The-Run 10 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10 year Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)   The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less that the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 2.62%. For the same period, the Index had a price return of 1.80%(1) and a volatility of 5.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2018, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	2.62%	1.69%	0.36%
Service	1.67%	0.69%	-0.63%
U.S. Dollar Index	1.80%	2.97%	2.59%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Semiconductor UltraSector ProFund :: 33

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 40.36%. For the same period, the Index had a total return of 29.42%(1) and a volatility of 23.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	40.36%	33.33%	17.88%
Service	38.97%	32.00%	16.71%
Dow Jones U.S. Semiconductors Index	29.42%	24.40%	15.04%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.46%
Service	2.46%	2.46%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	16.7%
NVIDIA Corp.	11.1%
Texas Instruments, Inc.	8.1%
Qualcomm, Inc.	7.1%
Broadcom, Inc.	6.6%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: Short Nasdaq-100 ProFund :: Management Discussion of Fund Performance

Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -20.66%. For the same period, the Index had a total return of 24.30%(1) and a volatility of 16.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The Index represents the largest non-financial domestic and international issues listed on The Nasdaq Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Nasdaq-100 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-20.66%	-19.62%	-18.94%
Service	-21.46%	-20.36%	-19.75%
Nasdaq-100® Index	24.30%	19.99%	15.86%

Expense Ratios**

Fund	Gross	Net
Investor	2.24%	1.78%
Service	3.24%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(90)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Oil & Gas ProFund :: 35

Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -19.11%. For the same period, the Index had a total return of 20.84%(1) and a volatility of 17.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-19.11%	-5.70%	-11.18%
Service	-19.95%	-6.68%	-12.02%
Dow Jones U.S. Oil & Gas Index	20.84%	0.78%	2.25%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	2.76%	1.78%
Service	3.76%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	87%
Energy Equipment & Services	13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: Short Precious Metals ProFund :: Management Discussion of Fund Performance

Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 6.40%. For the same period, the Index had a total return of -9.48%(1) and a volatility of 20.14%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	6.40%	-10.23%	-11.50%
Service	5.36%	-11.13%	-12.33%
Dow Jones Precious Metals Index	-9.48%	-3.93%	-6.33%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	2.00%	1.78%
Service	3.00%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Real Estate ProFund :: 37

Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -5.31%. For the same period, the Index had a total return of 4.86%(1) and a volatility of 12.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-5.31%	-10.78%	-19.02%
Service	-6.25%	-11.63%	-19.79%
Dow Jones U.S. Real Estate Index	4.86%	8.73%	7.59%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	3.33%	1.78%
Service	4.33%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	4%
Real Estate Management & Development	3%
Professional Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: Short Small-Cap ProFund :: Management Discussion of Fund Performance

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -17.07%. For the same period, the Index had a total return of 18.73%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-17.07%	-13.80%	-16.91%
Service	-17.92%	-14.62%	-17.71%
Russell 2000® Index	18.73%	11.33%	10.39%

Expense Ratios**

Fund	Gross	Net
Investor	2.09%	1.78%
Service	3.09%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: 39

Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 16.14%. For the same period, the Index had a total return of 18.73%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	16.14%	9.22%	8.49%
Service	15.06%	8.16%	7.42%
Russell 2000® Index	18.73%	11.33%	10.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	26%
Futures Contracts	16%
Swap Agreements	58%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Five Below, Inc.	0.1%
Haemonetics Corp.	0.1%
Primerica, Inc.	0.1%
Entegris, Inc.	0.1%
IDACORP, Inc.	0.1%

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 23.24%. For the same period, the Index had a total return of 25.53%(1) and a volatility of 14.37%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. The S&P SmallCap 600® is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	23.24%	12.66%	10.87%
Service	22.02%	11.52%	9.76%
S&P SmallCap 600® Growth Index	25.53%	14.78%	12.99%

Expense Ratios**

Fund	Gross	Net
Investor	1.59%	1.59%
Service	2.59%	2.59%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Ligand Pharmaceuticals, Inc.	1.2%
Stamps.com, Inc.	1.2%
ASGN, Inc.	1.1%
Trex Co., Inc.	1.1%
Ingevity Corp.	1.1%

S&P SmallCap 600® Growth Index — Composition

% of Index
Industrials	22%
Health Care	19%
Information Technology	16%
Financials	13%
Consumer Discretionary	13%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	2%
Telecommunication Services	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 41

Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “Index”). For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 18.61%. For the same period, the Index had a total return of 20.72%(1) and a volatility of 13.73%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. The S&P SmallCap 600® is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	18.61%	10.42%	9.31%
Service	17.45%	9.32%	8.21%
S&P SmallCap 600® Value Index	20.72%	12.75%	11.69%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CACI International, Inc.	1.0%
PDC Energy, Inc.	1.0%
Spire, Inc.	0.8%
Wolverine World Wide, Inc.	0.8%
American Equity Investment Life Holding Co.	0.8%

S&P SmallCap 600® Value Index — Composition

% of Index
Financials	20%
Industrials	18%
Consumer Discretionary	16%
Information Technology	14%
Energy	7%
Materials	6%
Real Estate	6%
Health Care	6%
Consumer Staples	3%
Utilities	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Technology UltraSector ProFund :: Management Discussion of Fund Performance

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 38.70%. For the same period, the Index had a total return of 27.75%(1) and a volatility of 17.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	38.70%	28.08%	17.63%
Service	37.31%	26.81%	16.46%
Dow Jones U.S. Technology Index	27.75%	20.63%	14.53%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.8%
Microsoft Corp.	11.2%
Alphabet, Inc.	10.1%
Facebook, Inc.	5.7%
Intel Corp.	3.1%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	55%
Technology Hardware & Equipment	25%
Semiconductors & Semiconductor Equipment	19%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Telecommunications UltraSector ProFund :: 43

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index(1) (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -8.45%. For the same period, the Index had a total return of -2.85%(2) and a volatility of 18.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(3)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-8.45%	3.27%	5.53%
Service	-9.41%	2.24%	4.47%
Dow Jones U.S. Telecommunications Index	-2.85%	4.60%	6.65%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	100%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.9%
Verizon Communications, Inc.	22.9%
T-Mobile U.S., Inc.	2.0%
Sprint Corp.	0.4%
Telephone & Data Systems, Inc.	0.2%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication Services	95%
Wireless Telecommunication Services	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for the Telecommunications UltraSector ProFund from the Dow Jones U.S. Telecommunications Index to the Dow Jones U.S. Select Telecommunications Index. This change was effective on August 28, 2018.

(2)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(4)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: U.S. Government Plus ProFund :: Management Discussion of Fund Performance

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -2.95%. For the same period, the Long Bond, as measured by the Ryan Labs On-The-Run 30 Year Treasury Index(1), had a total return of -0.76%(2) and a volatility of 10.95%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(3)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2018 the most recent Long Bond carried a maturity date of 5/15/48 and a 3.125% coupon.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-2.95%	4.34%	5.37%
Service	-3.94%	3.28%	4.31%
Ryan Labs On-The-Run 30 Year Treasury Index	-0.76%	4.74%	5.83%

Expense Ratios**

Fund	Gross	Net
Investor	1.28%	1.28%
Service	2.28%	2.28%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	22%
Swap Agreements	103%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The Ryan Labs On-The-Run 30 Year Treasury Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30 Year Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

(2)   The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(3)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 45

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of -27.40%. For the same period, the Index had a total return of 16.24%(1) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-27.40%	-25.35%	-28.35%
Service	-28.11%	-26.08%	-29.04%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(192)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 27.89%. For the same period, the Index had a total return of 16.24%(1) and a volatility of 12.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	27.89%	22.38%	14.09%
Service	26.62%	21.17%	12.98%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.42%	1.42%
Service	2.42%	2.42%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	14%
Swap Agreements	110%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.6%
Alphabet, Inc.	2.4%
Amazon.com, Inc.	2.3%
Facebook, Inc.	1.3%

S&P 500® — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraChina ProFund :: 47

UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 9.24%. For the same period, the Index had a total return of 8.66%(1) and a volatility of 19.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	9.24%	15.66%	-0.49%
Service	8.10%	14.51%	-1.49%
BNY Mellon China Select ADR Index	8.66%	11.63%	5.88%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	114%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	14.1%
Baidu, Inc.	8.0%
China Mobile, Ltd.	6.7%
JD.com, Inc.	4.6%
CNOOC, Ltd.	4.5%

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	44%
Consumer Discretionary	16%
Energy	14%
Telecommunication Services	12%
Financials	5%
Industrials	3%
Health Care	3%
Materials	2%
Utilities	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: UltraDow 30 ProFund :: Management Discussion of Fund Performance

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 32.94%. For the same period, the Index had a total return of 18.75%(1) and a volatility of 13.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	32.94%	22.07%	15.78%
Service	31.62%	20.85%	14.64%
Dow Jones Industrial Average®	18.75%	13.11%	11.25%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Futures Contracts	20%
Swap Agreements	106%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	7.0%
UnitedHealth Group, Inc.	5.0%
The Goldman Sachs Group, Inc.	4.7%
3M Co.	4.2%
The Home Depot, Inc.	3.9%

Dow Jones Industrial Average® — Composition

% of Index
Industrials	21%
Information Technology	18%
Financials	16%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	8%
Energy	6%
Materials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraEmerging Markets ProFund :: 49

UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 2.50%. For the same period, the Index had a total return of 4.62%(1) and a volatility of 16.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	2.50%	5.92%	-7.77%
Service	1.44%	4.86%	-8.71%
BNY Mellon Emerging Markets 50 ADR Index	4.62%	6.13%	1.36%

Expense Ratios**

Fund	Gross	Net
Investor	1.62%	1.62%
Service	2.62%	2.62%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	14.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Baidu, Inc.	4.8%
China Mobile, Ltd.	3.5%
Vale S.A.	3.4%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	44%
Financials	16%
Telecommunication Services	10%
Materials	9%
Energy	9%
Consumer Discretionary	6%
Consumer Staples	4%
Utilities	1%
Health Care	1%

Country Composition
China	46%
Brazil	15%
Taiwan	15%
India	8%
Other	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: UltraInternational ProFund :: Management Discussion of Fund Performance

UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 5.20%. For the same period, the Index had a total return of 6.40%(1) and a volatility of 9.04%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	5.20%	4.90%	-3.17%
Service	4.11%	3.86%	-4.14%
MSCI EAFE Index	6.40%	5.86%	3.43%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	7%
Energy	6%
Telecommunication Services	4%
Real Estate	3%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	15%
France	11%
Germany	10%
Switzerland	9%
Other	31%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 51

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 26.16%. For the same time period, the Index had a total return of 13.89%(1), as measured in unhedged U.S. dollar terms, or 15.38%(1) in local (Japanese yen) terms and a volatility of 15.22%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	26.16%	14.82%	0.21%
Service	24.90%	13.73%	-0.77%
Nikkei 225 Stock Average - USD	13.89%	9.66%	6.96%
Nikkei 225 Stock Average - JPY	15.38%	12.54%	7.33%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	— *
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

*Amount is less than 0.5%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	20%
Consumer Discretionary	20%
Information Technology	17%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	8%
Materials	8%
Financials	3%
Real Estate	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: UltraLatin America ProFund :: Management Discussion of Fund Performance

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -6.15%. For the same period, the Index had a total return of 0.81%(1) and a volatility of 20.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-6.15%	-11.99%	-18.53%
Service	-7.08%	-12.83%	-19.33%
BNY Mellon Latin America 35 ADR Index	0.81%	-1.57%	-2.87%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	13.0%
Itau Unibanco Holding S.A.	10.2%
Banco Bradesco S.A.	7.1%
Petroleo Brasileiro S.A.	6.4%
Ambev S.A.	5.9%

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	26%
Materials	26%
Consumer Staples	16%
Energy	12%
Telecommunication Services	7%
Industrials	5%
Utilities	5%
Consumer Discretionary	3%

Country Composition
Brazil	62%
Mexico	21%
Chile	9%
Colombia	4%
Argentina	3%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 53

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 23.80%. For the same period, the Index had a total return of 14.50%(1) and a volatility of 12.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	23.80%	19.09%	14.21%
Service	22.58%	17.92%	13.09%
S&P MidCap 400®	14.50%	11.73%	11.19%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.46%
Service	2.46%	2.46%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	11%
Swap Agreements	117%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.7%
Teleflex, Inc.	0.5%
WellCare Health Plans, Inc.	0.5%
IDEX Corp.	0.5%
Domino’s Pizza, Inc.	0.5%

S&P MidCap 400® — Composition

% of Index
Financials	17%
Information Technology	16%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Real Estate	9%
Materials	7%
Energy	5%
Utilities	5%
Consumer Staples	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: UltraNasdaq-100 ProFund :: Management Discussion of Fund Performance

UltraNasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nasdaq-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 44.15%. For the same period, the Index had a total return of 24.30%(1) and a volatility of 16.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The Nasdaq Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNasdaq-100 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	44.15%	36.44%	24.89%
Service	42.70%	35.09%	23.66%
Nasdaq-100® Index	24.30%	19.99%	15.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.43%	1.43%
Service	2.43%	2.43%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	16%
Swap Agreements	120%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.2%
Amazon.com, Inc.	6.6%
Microsoft Corp.	6.3%
Alphabet, Inc.	6.1%
Facebook, Inc.	3.2%

Nasdaq-100® Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 55

UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -24.67%. For the same period, the Index had a total return of 8.66%(1) and a volatility of 19.82%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-24.67%	-31.89%	-34.66%
Service	-25.43%	-32.57%	-35.30%
BNY Mellon China Select ADR Index	8.66%	11.63%	5.88%

Expense Ratios**

Fund	Gross	Net
Investor	2.91%	1.78%
Service	3.91%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	44%
Consumer Discretionary	16%
Energy	14%
Telecommunication Services	12%
Financials	5%
Industrials	3%
Health Care	3%
Materials	2%
Utilities	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of -31.16%. For the same period, the Index had a total return of 18.75%(1) and a volatility of 13.65%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-31.16%	-25.59%	-28.11%
Service	-31.84%	-26.37%	-28.85%
Dow Jones Industrial Average®	18.75%	13.11%	11.25%

Expense Ratios**

Fund	Gross	Net
Investor	2.15%	1.78%
Service	3.15%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(188)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® — Composition

% of Index
Industrials	21%
Information Technology	18%
Financials	16%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	8%
Energy	6%
Materials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: 57

UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -15.32%. For the same period, the Index had a total return of 4.62%(1) and a volatility of 16.79%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-15.32%	-20.99%	-26.56%
Service	-16.11%	-21.76%	-27.27%
BNY Mellon Emerging Markets 50 ADR Index	4.62%	6.13%	1.36%

Expense Ratios**

Fund	Gross	Net
Investor	2.21%	1.78%
Service	3.21%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	44%
Financials	16%
Telecommunication Services	10%
Materials	9%
Energy	9%
Consumer Discretionary	6%
Consumer Staples	4%
Utilities	1%
Health Care	1%

Country Composition
China	46%
Brazil	15%
Taiwan	15%
India	8%
Other	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -13.18%. For the same period, the Index had a total return of 6.40%(1) and a volatility of 9.04%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-13.18%	-17.17%	-24.01%
Service	-13.97%	-17.98%	-24.77%
MSCI EAFE Index	6.40%	5.86%	3.43%

Expense Ratios**

Fund	Gross	Net
Investor	2.26%	1.78%
Service	3.26%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	21%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	7%
Energy	6%
Telecommunication Services	4%
Real Estate	3%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	15%
France	11%
Germany	10%
Switzerland	9%
Other	31%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Japan ProFund :: 59

UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -30.59%. For the same period, the Index had a total return of 13.89%(1), as measured in unhedged U.S. dollar terms, or 15.38%(1) in local (Japanese yen) terms and a volatility of 15.22%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-30.59%	-29.68%	-28.49%
Service	-31.31%	-30.36%	-29.20%
Nikkei 225 Stock Average - USD	13.89%	9.66%	6.96%
Nikkei 225 Stock Average - JPY	15.38%	12.54%	7.33%

Expense Ratios**

Fund	Gross	Net
Investor	3.16%	1.78%
Service	4.16%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(190)%
Swap Agreements	(11)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	20%
Consumer Discretionary	20%
Information Technology	17%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	8%
Materials	8%
Financials	3%
Real Estate	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of -12.58%. For the same period, the Index had a total return of 0.81%(1) and a volatility of 20.89%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-12.58%	-16.41%	-28.08%
Service	-13.53%	-17.22%	-28.79%
BNY Mellon Latin America 35 ADR Index	0.81%	-1.57%	-2.87%

Expense Ratios**

Fund	Gross	Net
Investor	2.29%	1.78%
Service	3.29%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	26%
Materials	26%
Consumer Staples	16%
Energy	12%
Telecommunication Services	7%
Industrials	5%
Utilities	5%
Consumer Discretionary	3%

Country Composition
Brazil	62%
Mexico	21%
Chile	9%
Colombia	4%
Argentina	3%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Mid-Cap ProFund :: 61

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of -25.35%. For the same period, the Index had a total return of 14.50%(1) and a volatility of 12.24%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-25.35%	-24.82%	-31.74%
Service	-26.00%	-25.59%	-32.42%
S&P MidCap 400®	14.50%	11.73%	11.19%

Expense Ratios**

Fund	Gross	Net
Investor	2.95%	1.78%
Service	3.95%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(182)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® — Composition

% of Index
Financials	17%
Information Technology	16%
Industrials	15%
Consumer Discretionary	13%
Health Care	10%
Real Estate	9%
Materials	7%
Energy	5%
Utilities	5%
Consumer Staples	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: UltraShort Nasdaq-100 ProFund :: Management Discussion of Fund Performance

UltraShort Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of -38.70%. For the same period, the Index had a total return of 24.30%(1) and a volatility of 16.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The Nasdaq Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq-100 ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-38.70%	-35.32%	-35.58%
Service	-39.24%	-35.95%	-36.22%
Nasdaq-100® Index	24.30%	19.99%	15.86%

Expense Ratios**

Fund	Gross	Net
Investor	1.69%	1.69%
Service	2.69%	2.69%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(187)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	59%
Consumer Discretionary	22%
Health Care	10%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 63

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of -31.98%. For the same period, the Index had a total return of 18.73%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	-31.98%	-26.42%	-34.45%
Service	-32.61%	-27.18%	-35.13%
Russell 2000® Index	18.73%	11.33%	10.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(179)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class shares) had a total return of 32.65%. For the same period, the Index had a total return of 18.73%(1) and a volatility of 13.59%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2018, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	32.65%	17.70%	11.54%
Service	31.20%	16.50%	10.39%
Russell 2000® Index	18.73%	11.33%	10.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Futures Contracts	21%
Swap Agreements	136%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Haemonetics Corp.	0.1%
Five Below, Inc.	0.1%
Primerica, Inc.	0.1%
IDACORP, Inc.	0.1%
Entegris, Inc.	0.1%

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 65

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2018, the Fund (Investor Class Shares) had a total return of 2.15%. For the same period, the Index had a total return of 3.81%(1) and a volatility of 12.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2018, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2008 to July 31, 2018, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/18

Fund	One Year	Five Year	Ten Year
Investor	2.15%	12.25%	7.96%
Service	1.14%	11.12%	6.90%
Dow Jones U.S. Utilities Index	3.81%	10.36%	7.95%
S&P 500®	16.24%	13.12%	10.67%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2017. Contractual fee waivers are in effect through November 30, 2018. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	7.5%
Duke Energy Corp.	5.4%
The Southern Co.	4.6%
Dominion Resources, Inc.	4.4%
Exelon Corp.	3.9%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	58%
Multi-Utilities	31%
Gas Utilities	5%
Independent Power and Renewable Electricity Producers	3%
Water Utilities	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended July 31, 2018.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2018.

The columns below under the heading entitled “Hypothetical provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period*	Ending Account Value 7/31/18	Expenses Paid During Period*
Banks UltraSector ProFund — Investor	1.50%	$1,000.00	$916.40	$7.13	$1,017.36	$7.50
Banks UltraSector ProFund — Service	2.50%	1,000.00	912.30	11.85	1,012.40	12.47
Basic Materials UltraSector ProFund — Investor	1.68%	1,000.00	938.30	8.07	1,016.46	8.40
Basic Materials UltraSector ProFund — Service	2.68%	1,000.00	933.80	12.85	1,011.50	13.37
Bear ProFund — Investor	1.62%	1,000.00	990.20	7.99	1,016.76	8.10
Bear ProFund — Service	2.62%	1,000.00	984.80	12.89	1,011.80	13.07
Biotechnology UltraSector ProFund — Investor	1.40%	1,000.00	931.40	6.70	1,017.85	7.00
Biotechnology UltraSector ProFund — Service	2.40%	1,000.00	926.80	11.47	1,012.89	11.98
Bull ProFund — Investor	1.41%	1,000.00	998.20	6.99	1,017.80	7.05
Bull ProFund — Service	2.39%	1,000.00	993.40	11.81	1,012.94	11.93
Consumer Goods UltraSector ProFund — Investor	1.81%	1,000.00	900.50	8.53	1,015.82	9.05
Consumer Goods UltraSector ProFund — Service	2.81%	1,000.00	896.10	13.21	1,010.86	14.01
Consumer Services UltraSector ProFund — Investor	1.48%	1,000.00	1,015.50	7.40	1,017.46	7.40
Consumer Services UltraSector ProFund — Service	2.48%	1,000.00	1,010.40	12.36	1,012.50	12.37
Europe 30 ProFund — Investor	1.85%	1,000.00	968.80	9.03	1,015.62	9.25
Europe 30 ProFund — Service	2.85%	1,000.00	964.20	13.88	1,010.66	14.21
Falling U.S. Dollar ProFund — Investor	1.78%	1,000.00	932.10	8.53	1,015.97	8.90
Falling U.S. Dollar ProFund — Service	2.78%	1,000.00	927.20	13.28	1,011.01	13.86
Financials UltraSector ProFund — Investor	1.70%	1,000.00	957.50	8.25	1,016.36	8.50

Expense Examples (unaudited) :: 69

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period*	Ending Account Value 7/31/18	Expenses Paid During Period*
Financials UltraSector ProFund — Service	2.70%	$1,000.00	$952.70	$13.07	$1,011.41	$13.47
Health Care UltraSector ProFund — Investor	1.60%	1,000.00	1,023.10	8.03	1,016.86	8.00
Health Care UltraSector ProFund — Service	2.58%	1,000.00	1,018.40	12.91	1,012.00	12.87
Industrials UltraSector ProFund — Investor	1.56%	1,000.00	948.50	7.54	1,017.06	7.80
Industrials UltraSector ProFund — Service	2.56%	1,000.00	943.70	12.34	1,012.10	12.77
Internet UltraSector ProFund — Investor	1.41%	1,000.00	1,151.10	7.52	1,017.80	7.05
Internet UltraSector ProFund — Service	2.41%	1,000.00	1,145.40	12.82	1,012.84	12.03
Large-Cap Growth ProFund — Investor	1.51%	1,000.00	1,026.30	7.59	1,017.31	7.55
Large-Cap Growth ProFund — Service	2.51%	1,000.00	1,021.20	12.58	1,012.35	12.52
Large-Cap Value ProFund — Investor	1.78%	1,000.00	968.90	8.69	1,015.97	8.90
Large-Cap Value ProFund — Service	2.78%	1,000.00	963.90	13.54	1,011.01	13.86
Mid-Cap ProFund — Investor	1.48%	1,000.00	1,014.40	7.39	1,017.46	7.40
Mid-Cap ProFund — Service	2.48%	1,000.00	1,009.40	12.36	1,012.50	12.37
Mid-Cap Growth ProFund — Investor	1.67%	1,000.00	1,006.40	8.31	1,016.51	8.35
Mid-Cap Growth ProFund — Service	2.67%	1,000.00	1,001.50	13.25	1,011.55	13.32
Mid-Cap Value ProFund — Investor	1.78%	1,000.00	1,024.10	8.93	1,015.97	8.90
Mid-Cap Value ProFund — Service	2.78%	1,000.00	1,019.00	13.92	1,011.01	13.86
Mobile Telecommunications UltraSector ProFund — Investor	1.78%	1,000.00	1,085.00	9.20	1,015.97	8.90
Mobile Telecommunications UltraSector ProFund — Service	2.78%	1,000.00	1,079.70	14.34	1,011.01	13.86
Nasdaq-100 ProFund — Investor	1.40%	1,000.00	1,036.00	7.07	1,017.85	7.00
Nasdaq-100 ProFund — Service	2.40%	1,000.00	1,031.00	12.09	1,012.89	11.98
Oil & Gas UltraSector ProFund — Investor	1.52%	1,000.00	1,056.30	7.75	1,017.26	7.60
Oil & Gas UltraSector ProFund — Service	2.52%	1,000.00	1,051.00	12.82	1,012.30	12.57
Oil Equipment, Services & Distribution UltraSector ProFund — Investor	1.50%	1,000.00	943.20	7.23	1,017.36	7.50
Oil Equipment, Services & Distribution UltraSector ProFund — Service	2.50%	1,000.00	938.70	12.02	1,012.40	12.47
Pharmaceuticals UltraSector ProFund — Investor	1.85%	1,000.00	1,044.10	9.38	1,015.62	9.25
Pharmaceuticals UltraSector ProFund — Service	2.85%	1,000.00	1,038.60	14.41	1,010.66	14.21
Precious Metals UltraSector ProFund — Investor	1.51%	1,000.00	823.60	6.83	1,017.31	7.55
Precious Metals UltraSector ProFund — Service	2.51%	1,000.00	819.60	11.32	1,012.35	12.52
Real Estate UltraSector ProFund — Investor	1.95%	1,000.00	1,059.60	9.96	1,015.12	9.74
Real Estate UltraSector ProFund — Service	2.95%	1,000.00	1,054.50	15.03	1,010.17	14.70
Rising Rates Opportunity ProFund — Investor	1.46%	1,000.00	1,016.10	7.30	1,017.55	7.30
Rising Rates Opportunity ProFund — Service	2.46%	1,000.00	1,011.20	12.27	1,012.60	12.28
Rising Rates Opportunity 10 ProFund — Investor	1.69%	1,000.00	1,013.10	8.44	1,016.41	8.45

70 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period*	Ending Account Value 7/31/18	Expenses Paid During Period*
Rising Rates Opportunity 10 ProFund — Service	2.69%	$1,000.00	$1,007.60	$13.39	$1,011.46	$13.42
Rising U.S. Dollar ProFund — Investor	1.82%	1,000.00	1,067.20	9.33	1,015.77	9.10
Rising U.S. Dollar ProFund — Service	2.82%	1,000.00	1,062.90	14.42	1,010.81	14.06
Semiconductor UltraSector ProFund — Investor	1.42%	1,000.00	981.70	6.98	1,017.75	7.10
Semiconductor UltraSector ProFund — Service	2.42%	1,000.00	976.80	11.86	1,012.79	12.08
Short Nasdaq-100 ProFund — Investor	1.78%	1,000.00	943.40	8.58	1,015.97	8.90
Short Nasdaq-100 ProFund — Service	2.78%	1,000.00	938.10	13.36	1,011.01	13.86
Short Oil & Gas ProFund — Investor	1.78%	1,000.00	933.80	8.53	1,015.97	8.90
Short Oil & Gas ProFund — Service	2.78%	1,000.00	929.10	13.30	1,011.01	13.86
Short Precious Metals ProFund — Investor	1.78%	1,000.00	1,100.80	9.27	1,015.97	8.90
Short Precious Metals ProFund — Service	2.78%	1,000.00	1,095.60	14.44	1,011.01	13.86
Short Real Estate ProFund — Investor	1.78%	1,000.00	946.90	8.59	1,015.97	8.90
Short Real Estate ProFund — Service	2.78%	1,000.00	942.20	13.39	1,011.01	13.86
Short Small-Cap ProFund — Investor	1.78%	1,000.00	926.90	8.50	1,015.97	8.90
Short Small-Cap ProFund — Service	2.78%	1,000.00	922.20	13.25	1,011.01	13.86
Small-Cap ProFund — Investor	1.64%	1,000.00	1,055.90	8.36	1,016.66	8.20
Small-Cap ProFund — Service	2.64%	1,000.00	1,050.90	13.42	1,011.70	13.17
Small-Cap Growth ProFund — Investor	1.63%	1,000.00	1,107.90	8.52	1,016.71	8.15
Small-Cap Growth ProFund — Service	2.63%	1,000.00	1,102.20	13.71	1,011.75	13.12
Small-Cap Value ProFund — Investor	1.70%	1,000.00	1,074.70	8.75	1,016.36	8.50
Small-Cap Value ProFund — Service	2.70%	1,000.00	1,069.40	13.85	1,011.41	13.47
Technology UltraSector ProFund — Investor	1.48%	1,000.00	1,056.80	7.55	1,017.46	7.40
Technology UltraSector ProFund — Service	2.48%	1,000.00	1,051.40	12.61	1,012.50	12.37
Telecommunications UltraSector ProFund — Investor	1.95%	1,000.00	870.30	9.04	1,015.12	9.74
Telecommunications UltraSector ProFund — Service	2.95%	1,000.00	865.30	13.64	1,010.17	14.70
U.S. Government Plus ProFund — Investor	1.29%	1,000.00	975.80	6.32	1,018.40	6.46
U.S. Government Plus ProFund — Service	2.29%	1,000.00	970.90	11.19	1,013.44	11.43
UltraBear ProFund — Investor	2.00%	1,000.00	964.90	9.74	1,014.88	9.99
UltraBear ProFund — Service	3.00%	1,000.00	960.20	14.58	1,009.92	14.95
UltraBull ProFund — Investor	1.39%	1,000.00	979.70	6.82	1,017.90	6.95
UltraBull ProFund — Service	2.39%	1,000.00	974.80	11.70	1,012.94	11.93
UltraChina ProFund — Investor	1.52%	1,000.00	788.60	6.74	1,017.26	7.60
UltraChina ProFund — Service	2.52%	1,000.00	784.70	11.15	1,012.30	12.57
UltraDow 30 ProFund — Investor	1.50%	1,000.00	930.80	7.18	1,017.36	7.50
UltraDow 30 ProFund — Service	2.50%	1,000.00	926.10	11.94	1,012.40	12.47
UltraEmerging Markets ProFund — Investor	1.56%	1,000.00	769.00	6.84	1,017.06	7.80
UltraEmerging Markets ProFund — Service	2.56%	1,000.00	765.00	11.20	1,012.10	12.77
UltraInternational ProFund — Investor	1.66%	1,000.00	869.50	7.69	1,016.56	8.30
UltraInternational ProFund — Service	2.66%	1,000.00	864.70	12.30	1,011.60	13.27
UltraJapan ProFund — Investor	1.64%	1,000.00	930.90	7.85	1,016.66	8.20
UltraJapan ProFund — Service	2.64%	1,000.00	926.40	12.61	1,011.70	13.17
UltraLatin America ProFund — Investor	1.53%	1,000.00	676.80	6.36	1,017.21	7.65

Expense Examples (unaudited) :: 71

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Expenses Paid During Period*	Ending Account Value 7/31/18	Expenses Paid During Period*
UltraLatin America ProFund — Service	2.53%	$1,000.00	$673.20	$10.50	$1,012.25	$12.62
UltraMid-Cap ProFund — Investor	1.42%	1,000.00	1,012.50	7.09	1,017.75	7.10
UltraMid-Cap ProFund — Service	2.42%	1,000.00	1,006.70	12.04	1,012.79	12.08
UltraNasdaq-100 ProFund — Investor	1.40%	1,000.00	1,047.40	7.11	1,017.85	7.00
UltraNasdaq-100 ProFund — Service	2.40%	1,000.00	1,042.10	12.15	1,012.89	11.98
UltraShort China ProFund — Investor	1.78%	1,000.00	1,128.60	9.39	1,015.97	8.90
UltraShort China ProFund — Service	2.78%	1,000.00	1,122.60	14.63	1,011.01	13.86
UltraShort Dow 30 ProFund — Investor	1.78%	1,000.00	1,002.80	8.84	1,015.97	8.90
UltraShort Dow 30 ProFund — Service	2.78%	1,000.00	998.10	13.77	1,011.01	13.86
UltraShort Emerging Markets ProFund — Investor	1.78%	1,000.00	1,187.00	9.65	1,015.97	8.90
UltraShort Emerging Markets ProFund — Service	2.77%	1,000.00	1,181.80	14.98	1,011.06	13.81
UltraShort International ProFund — Investor	1.78%	1,000.00	1,084.90	9.20	1,015.97	8.90
UltraShort International ProFund — Service	2.76%	1,000.00	1,080.40	14.24	1,011.11	13.76
UltraShort Japan ProFund — Investor	1.78%	1,000.00	983.20	8.75	1,015.97	8.90
UltraShort Japan ProFund — Service	2.78%	1,000.00	978.20	13.64	1,011.01	13.86
UltraShort Latin America ProFund — Investor	1.78%	1,000.00	1,308.80	10.19	1,015.97	8.90
UltraShort Latin America ProFund — Service	2.78%	1,000.00	1,301.90	15.87	1,011.01	13.86
UltraShort Mid-Cap ProFund — Investor	1.78%	1,000.00	936.70	8.55	1,015.97	8.90
UltraShort Mid-Cap ProFund — Service	2.78%	1,000.00	933.20	13.33	1,011.01	13.86
UltraShort Nasdaq-100 ProFund — Investor	1.76%	1,000.00	873.50	8.18	1,016.07	8.80
UltraShort Nasdaq-100 ProFund — Service	2.76%	1,000.00	869.60	12.79	1,011.11	13.76
UltraShort Small-Cap ProFund — Investor	1.78%	1,000.00	854.70	8.19	1,015.97	8.90
UltraShort Small-Cap ProFund — Service	2.78%	1,000.00	850.60	12.76	1,011.01	13.86
UltraSmall-Cap ProFund — Investor	1.47%	1,000.00	1,100.10	7.65	1,017.50	7.35
UltraSmall-Cap ProFund — Service	2.47%	1,000.00	1,094.10	12.82	1,012.55	12.33
Utilities UltraSector ProFund — Investor	1.74%	1,000.00	1,073.40	8.95	1,016.17	8.70
Utilities UltraSector ProFund — Service	2.68%	1,000.00	1,068.40	13.74	1,011.50	13.37

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

This Page Intentionally Left Blank

Schedules of Portfolio Investments

74 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (74.1%)

	Shares	Value
Associated Banc-Corp. (Banks)	1,444	$38,988
BancorpSouth Bank (Banks)	699	22,997
Bank of America Corp. (Banks)	80,429	2,483,647
Bank of Hawaii Corp. (Banks)	361	29,057
Bank OZK (Equity Real Estate Investment Trusts)	1,035	42,332
BankUnited, Inc. (Banks)	898	34,896
BB&T Corp. (Banks)	6,649	337,836
BOK Financial Corp. (Banks)	221	21,510
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,184	15,475
Cathay General Bancorp, Inc. (Banks)	649	26,992
Chemical Financial Corp. (Banks)	604	34,307
CIT Group, Inc. (Banks)	1,023	54,147
Citigroup, Inc. (Banks)	21,744	1,563,176
Citizens Financial Group, Inc. (Banks)	4,130	164,291
Comerica, Inc. (Banks)	1,469	142,405
Commerce Bancshares, Inc. (Banks)	804	53,707
Cullen/Frost Bankers, Inc. (Banks)	501	55,355
East West Bancorp, Inc. (Banks)	1,243	80,472
F.N.B. Corp. (Banks)	2,760	35,411
Fifth Third Bancorp (Banks)	5,840	172,806
First Citizens BancShares, Inc.—Class A (Banks)	77	31,325
First Financial Bankshares, Inc. (Banks)	571	32,319
First Horizon National Corp. (Banks)	2,789	49,903
First Republic Bank (Banks)	1,379	136,328
Fulton Financial Corp. (Banks)	1,503	26,077
Glacier Bancorp, Inc. (Banks)	676	28,865
Hancock Holding Co. (Banks)	728	36,582
Home BancShares, Inc. (Banks)	1,343	31,144
Huntington Bancshares, Inc. (Banks)	9,421	145,460
IBERIABANK Corp. (Banks)	489	40,636
International Bancshares Corp. (Banks)	467	20,758
Investors Bancorp, Inc. (Banks)	2,136	26,743
JPMorgan Chase & Co. (Banks)	29,046	3,338,837
KeyCorp (Banks)	9,050	188,874
M&T Bank Corp. (Banks)	1,231	213,394
MB Financial, Inc. (Banks)	718	34,787
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,181	45,029
PacWest Bancorp (Banks)	1,068	53,635
People’s United Financial, Inc. (Banks)	2,973	54,198
Pinnacle Financial Partners, Inc. (Banks)	628	39,250
PNC Financial Services Group, Inc. (Banks)	4,010	580,768
Popular, Inc. (Banks)	880	43,674
Prosperity Bancshares, Inc. (Banks)	591	41,459
Regions Financial Corp. (Banks)	9,582	178,321
Signature Bank (Banks)	462	50,686
Sterling Bancorp (Banks)	1,930	42,846
SunTrust Banks, Inc. (Banks)	3,968	285,974
SVB Financial Group* (Banks)	456	140,393
Synovus Financial Corp. (Banks)	1,010	49,914
TCF Financial Corp. (Banks)	1,436	36,058
Texas Capital Bancshares, Inc.* (Banks)	427	38,772
Trustmark Corp. (Banks)	573	20,164
U.S. Bancorp (Banks)	13,305	705,298
UMB Financial Corp. (Banks)	377	27,103
Umpqua Holdings Corp. (Banks)	1,883	40,108
United Bankshares, Inc. (Banks)	890	32,886
Valley National Bancorp (Banks)	2,266	26,399
Washington Federal, Inc. (Thrifts & Mortgage Finance)	721	24,190
Webster Financial Corp. (Banks)	789	50,914
Wells Fargo & Co. (Banks)	37,407	2,143,046
Western Alliance Bancorp* (Banks)	836	47,418
Wintrust Financial Corp. (Banks)	485	42,549
Zions Bancorp (Banks)	1,678	86,753
TOTAL COMMON STOCKS (Cost $6,458,814)		14,719,644

Repurchase Agreements(a)(b) (29.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $5,931,298	$5,931,000	$5,931,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,931,000)		5,931,000
TOTAL INVESTMENT SECURITIES (Cost $12,389,814)—104.0%		20,650,644
Net other assets (liabilities)—(4.0)%		(799,757)
NET ASSETS—100.0%		$19,850,887

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $2,772,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/23/18	2.45%	$6,581,694	$(25,734)
Dow Jones U.S. Banks Index	UBS AG	8/23/18	2.30%	8,465,715	(10,136)
				$15,047,409	$(35,870)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 75

Banks UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Banks	$14,592,618	73.5%
Equity Real Estate Investment Trusts	42,332	0.2%
Thrifts & Mortgage Finance	84,694	0.4%
Other**	5,131,243	25.9%
Total	$19,850,887	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

76 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (73.7%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,033	$333,758
Albemarle Corp. (Chemicals)	1,026	96,649
Alcoa Corp.* (Metals & Mining)	1,604	69,405
Allegheny Technologies, Inc.* (Metals & Mining)	1,166	32,415
Ashland Global Holdings, Inc. (Chemicals)	576	47,295
Axalta Coating Systems, Ltd.* (Chemicals)	2,046	61,892
Cabot Corp. (Chemicals)	571	37,743
Carpenter Technology Corp. (Metals & Mining)	438	23,989
Celanese Corp. (Chemicals)	1,259	148,700
CF Industries Holdings, Inc. (Chemicals)	2,167	96,258
Commercial Metals Co. (Metals & Mining)	1,086	24,261
Compass Minerals International, Inc. (Metals & Mining)	314	21,305
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	234	9,741
Domtar Corp. (Paper & Forest Products)	580	27,968
DowDuPont, Inc. (Chemicals)	21,516	1,479,655
Eastman Chemical Co. (Chemicals)	1,325	137,297
Ecolab, Inc. (Chemicals)	2,410	339,087
FMC Corp. (Chemicals)	1,248	112,170
Freeport-McMoRan, Inc. (Metals & Mining)	12,491	206,103
GCP Applied Technologies, Inc.* (Chemicals)	664	19,356
H.B. Fuller Co. (Chemicals)	469	26,583
Huntsman Corp. (Chemicals)	1,952	65,451
Ingevity Corp.* (Chemicals)	390	38,871
International Flavors & Fragrances, Inc. (Chemicals)	730	96,915
KapStone Paper & Packaging Corp. (Paper & Forest Products)	813	28,276
LyondellBasell Industries N.V.—Class A (Chemicals)	2,981	330,265
Minerals Technologies, Inc. (Chemicals)	327	24,721
NewMarket Corp. (Chemicals)	85	34,802
Newmont Mining Corp. (Metals & Mining)	4,946	181,419
Nucor Corp. (Metals & Mining)	2,952	197,577
Olin Corp. (Chemicals)	1,552	45,800
Platform Specialty Products Corp.* (Chemicals)	2,000	24,720
PolyOne Corp. (Chemicals)	738	33,099
PPG Industries, Inc. (Chemicals)	2,308	255,403
Praxair, Inc. (Chemicals)	2,665	446,388
Reliance Steel & Aluminum Co. (Metals & Mining)	674	60,795
Royal Gold, Inc. (Metals & Mining)	609	51,527
RPM International, Inc. (Chemicals)	1,241	79,883
Sensient Technologies Corp. (Chemicals)	393	27,258
Steel Dynamics, Inc. (Metals & Mining)	2,188	103,033
The Chemours Co. (Chemicals)	1,649	75,541
The Mosaic Co. (Chemicals)	3,249	97,827
The Scotts Miracle-Gro Co.—Class A (Chemicals)	362	28,754
Trinseo SA (Chemicals)	400	29,880
United States Steel Corp. (Metals & Mining)	1,640	59,745
Valvoline, Inc. (Chemicals)	1,813	40,956
W.R. Grace & Co. (Chemicals)	624	46,089
Westlake Chemical Corp. (Chemicals)	334	35,811
Worthington Industries, Inc. (Metals & Mining)	399	18,681
TOTAL COMMON STOCKS (Cost $2,603,083)		5,911,117

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,833,092	$1,833,000	$1,833,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,833,000)		1,833,000
TOTAL INVESTMENT SECURITIES (Cost $4,436,083)—96.5%		7,744,117
Net other assets (liabilities)—3.5%		284,513
NET ASSETS—100.0%		$8,028,630

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,190,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/23/18	2.45%	$3,076,694	$89,148
Dow Jones U.S. Basic Materials Index	UBS AG	8/23/18	2.30%	2,985,870	94,875
				$6,062,564	$184,023

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 77

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Chemicals	$4,794,877	59.8%
Metals & Mining	1,050,255	13.1%
Oil, Gas & Consumable Fuels	9,741	0.1%
Paper & Forest Products	56,244	0.7%
Other**	2,117,513	26.3%
Total	$8,028,630	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

78 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (94.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $12,706,638	$12,706,000	$12,706,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,706,000)		12,706,000
TOTAL INVESTMENT SECURITIES (Cost $12,706,000)—94.5%		12,706,000
Net other assets (liabilities)—5.5%		743,327
NET ASSETS—100.0%		$13,449,327

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,338,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	9/24/18	$2,535,300	$(31,035)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/18	(2.30)%	$(6,485,009)	$6,732
S&P 500	UBS AG	8/27/18	(2.10)%	(4,394,953)	1,945
				$(10,879,962)	$8,677

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 79

Common Stocks (76.3%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	342,580	$31,596,154
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	22,281	336,220
Agilent Technologies, Inc. (Life Sciences Tools & Services)	72,325	4,776,343
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,196	967,446
Alexion Pharmaceuticals, Inc.* (Biotechnology)	50,291	6,686,691
Alkermes PLC* (Biotechnology)	35,042	1,536,592
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	18,871	1,792,745
Amgen, Inc. (Biotechnology)	150,546	29,589,816
Biogen, Inc.* (Biotechnology)	47,695	15,947,777
BioMarin Pharmaceutical, Inc.* (Biotechnology)	39,951	4,017,473
Bio-Techne Corp. (Life Sciences Tools & Services)	8,489	1,363,673
Bluebird Bio, Inc.* (Biotechnology)	11,331	1,755,172
Celgene Corp.* (Biotechnology)	159,775	14,394,130
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	10,839	1,347,288
Clovis Oncology, Inc.* (Biotechnology)	11,876	524,207
Exact Sciences Corp.* (Biotechnology)	27,543	1,609,888
Exelixis, Inc.* (Biotechnology)	63,753	1,319,687
Gilead Sciences, Inc. (Biotechnology)	293,922	22,875,949
Illumina, Inc.* (Life Sciences Tools & Services)	33,231	10,778,806
Incyte Corp.* (Biotechnology)	39,768	2,646,163
Intercept Pharmaceuticals, Inc.* (Biotechnology)	4,726	430,728
Intrexon Corp.* (Biotechnology)	15,196	222,773
Ionis Pharmaceuticals, Inc.* (Biotechnology)	28,368	1,239,114
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	36,589	4,461,663
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	4,826	1,053,661
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	5,731	3,395,675
Myriad Genetics, Inc.* (Biotechnology)	15,798	691,163
Nektar Therapeutics* (Pharmaceuticals)	36,418	1,915,587
Neurocrine Biosciences, Inc.* (Biotechnology)	20,312	2,041,153
OPKO Health, Inc.* (Biotechnology)	82,202	461,975
Portola Pharmaceuticals, Inc.* (Biotechnology)	14,890	533,062
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	11,449	1,203,748
Radius Health, Inc.* (Biotechnology)	9,353	224,472
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	17,492	6,437,231
Seattle Genetics, Inc.* (Biotechnology)	23,966	1,687,206
Syneos Health, Inc.* (Life Sciences Tools & Services)	12,544	618,106
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,458	827,332
United Therapeutics Corp.* (Biotechnology)	9,839	1,209,311
Vertex Pharmaceuticals, Inc.* (Biotechnology)	57,599	10,082,705
TOTAL COMMON STOCKS (Cost $90,168,857)		194,598,885

Contingent Right(NM)
Dyax Corp.*^+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

Repurchase Agreements(b)(c) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $59,100,966	$59,098,000	$59,098,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,098,000)		59,098,000
TOTAL INVESTMENT SECURITIES (Cost $149,266,857)—99.4%		253,778,704
Net other assets (liabilities)—0.6%		1,642,302
NET ASSETS—100.0%		$255,421,006

*                           Non-income producing security.

+                           This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2018, this security represented 0.032% of the net assets of the Fund.

^                            The Advisor has deemed this security to be illiquid. As of July 31, 2018, this security represented 0.032% of the net assets of the Fund.

(a)                   Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed. Subsequent to the date of this report, on August 23, 2018, the U.S. Food and Drug Administration approved the medication.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $33,987,000.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

80 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/23/18	2.45%	$93,833,146	$508,264
Dow Jones U.S. Biotechnology Index	UBS AG	8/23/18	2.45%	94,536,794	560,103
				$188,369,940	$1,068,367

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Biotechnology	$164,819,815	64.7%
Life Sciences Tools & Services	27,945,302	10.9%
Pharmaceuticals	1,915,587	0.7%
Other**	60,740,302	23.7%
Total	$255,421,006	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 81

Common Stocks (67.9%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.4%	882	$187,265
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	2,592	169,879
AbbVie, Inc. (Biotechnology)	0.4%	2,232	205,857
Adobe Systems, Inc.* (Software)*	0.3%	720	176,170
Alphabet, Inc.—Class C* (Internet Software & Services)*	1.1%	450	547,767
Alphabet, Inc.—Class A* (Internet Software & Services)*	1.0%	432	530,159
Altria Group, Inc. (Tobacco)	0.3%	2,790	163,717
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	2.0%	594	1,055,799
Amgen, Inc. (Biotechnology)	0.4%	990	194,585
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.7%	7,236	1,376,938
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	10,728	342,974
Bank of America Corp. (Banks)	0.8%	13,896	429,108
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	1.1%	2,844	562,742
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	2,808	354,566
Cisco Systems, Inc. (Communications Equipment)	0.6%	6,930	293,071
Citigroup, Inc. (Banks)	0.5%	3,762	270,450
Comcast Corp.—Class A (Media)	0.5%	6,768	242,159
DowDuPont, Inc. (Chemicals)	0.5%	3,420	235,193
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	6,246	509,112
Facebook, Inc.—Class A* (Internet Software & Services)*	1.2%	3,528	608,861
General Electric Co. (Industrial Conglomerates)	0.3%	12,798	174,437
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	1,098	175,296
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	6,876	330,735
International Business Machines Corp. (IT Services)	0.4%	1,260	182,612
Johnson & Johnson (Pharmaceuticals)	1.0%	3,960	524,780
JPMorgan Chase & Co. (Banks)	1.1%	5,022	577,278
MasterCard, Inc.—Class A (IT Services)	0.5%	1,350	267,301
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	1,152	181,485
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	1,998	180,279
Merck & Co., Inc. (Pharmaceuticals)	0.5%	3,960	260,845
Microsoft Corp. (Software)	2.3%	11,322	1,201,037
Netflix, Inc.* (Internet & Direct Marketing Retail)*	0.4%	648	218,668
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	900	220,374
Oracle Corp. (Software)	0.4%	4,392	209,410
PepsiCo, Inc. (Beverages)	0.5%	2,088	240,120
Pfizer, Inc. (Pharmaceuticals)	0.7%	8,622	344,277
Philip Morris International, Inc. (Tobacco)	0.4%	2,286	197,282
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,440	160,301
The Boeing Co. (Aerospace & Defense)	0.6%	810	288,602
The Coca-Cola Co. (Beverages)	0.5%	5,652	263,554
The Home Depot, Inc. (Specialty Retail)	0.6%	1,692	334,203
The Procter & Gamble Co. (Household Products)	0.6%	3,708	299,902
The Walt Disney Co. (Media)	0.5%	2,196	249,377
Union Pacific Corp. (Road & Rail)	0.3%	1,134	169,976
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	1,422	360,078
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	6,084	314,178
Visa, Inc.—Class A (IT Services)	0.7%	2,628	359,354
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	2,124	189,525
Wells Fargo & Co. (Banks)	0.7%	6,462	370,208
Other Common Stocks	34.4%	243,397	17,827,847
TOTAL COMMON STOCKS (Cost $9,829,825)			35,129,693

Repurchase Agreements(a)(b) (31.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $16,019,804	$16,019,000	$16,019,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,019,000)		16,019,000
TOTAL INVESTMENT SECURITIES (Cost $25,848,825)—98.9%		51,148,693
Net other assets (liabilities)—1.1%		601,694
NET ASSETS—100.0%		$51,750,387

See accompanying notes to the financial statements.

82 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2018

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $687,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	33	9/24/18	$4,648,050	$53,535

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/18	2.50%	$8,871,952	$(9,407)
S&P 500	UBS AG	8/27/18	2.45%	3,099,674	4,050
				$11,971,626	$(5,357)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Bull ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$937,987	1.8%
Air Freight & Logistics	246,819	0.5%
Airlines	160,984	0.3%
Auto Components	60,805	0.1%
Automobiles	139,606	0.3%
Banks	2,231,179	4.4%
Beverages	631,590	1.2%
Biotechnology	911,074	1.8%
Building Products	106,590	0.2%
Capital Markets	1,053,333	2.0%
Chemicals	661,834	1.3%
Commercial Services & Supplies	129,072	0.2%
Communications Equipment	380,319	0.7%
Construction & Engineering	30,603	0.1%
Construction Materials	40,124	0.1%
Consumer Finance	239,299	0.5%
Containers & Packaging	116,161	0.2%
Distributors	36,103	0.1%
Diversified Consumer Services	7,699	NM
Diversified Financial Services	562,742	1.1%
Diversified Telecommunication Services	684,181	1.3%
Electric Utilities	639,410	1.2%
Electrical Equipment	181,917	0.4%
Electronic Equipment, Instruments & Components	151,996	0.3%
Energy Equipment & Services	271,636	0.5%
Equity Real Estate Investment Trusts	951,882	1.8%
Food & Staples Retailing	595,506	1.2%
Food Products	384,454	0.7%
Health Care Equipment & Supplies	1,081,002	2.1%
Health Care Providers & Services	1,013,660	2.0%
Health Care Technology	29,053	0.1%
Hotels, Restaurants & Leisure	570,964	1.1%
Household Durables	120,358	0.2%
Household Products	491,864	1.0%
Independent Power & Renewable Electricity Producers	26,667	0.1%
Industrial Conglomerates	580,472	1.1%
Insurance	852,033	1.6%
Internet & Direct Marketing Retail	1,454,020	2.8%
Internet Software & Services	1,803,404	3.5%
IT Services	1,561,532	3.0%
Leisure Products	24,135	NM
Life Sciences Tools & Services	322,081	0.6%
Machinery	544,846	1.1%
Media	791,006	1.5%
Metals & Mining	93,044	0.2%
Multiline Retail	178,145	0.3%
Multi-Utilities	330,251	0.6%
Oil, Gas & Consumable Fuels	1,904,926	3.7%
Personal Products	53,134	0.1%
Pharmaceuticals	1,621,840	3.1%
Professional Services	101,244	0.2%
Real Estate Management & Development	22,410	NM
Road & Rail	363,393	0.7%
Semiconductors & Semiconductor Equipment	1,395,202	2.7%
Software	2,161,134	4.3%
Specialty Retail	804,274	1.6%
Technology Hardware, Storage & Peripherals	1,559,496	3.0%
Textiles, Apparel & Luxury Goods	276,076	0.5%
Tobacco	360,999	0.7%
Trading Companies & Distributors	68,295	0.1%
Water Utilities	23,828	NM
Other**	16,620,694	32.1%
Total	$51,750,387	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 83

Common Stocks (76.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	1,636	$120,115
Adient PLC (Auto Components)	200	9,526
Altria Group, Inc. (Tobacco)	4,073	239,004
Aptiv PLC (Auto Components)	569	55,802
Archer-Daniels-Midland Co. (Food Products)	1,202	58,009
Autoliv, Inc. (Auto Components)	187	19,160
Avon Products, Inc.* (Personal Products)	949	1,509
B&G Foods, Inc.—Class A (Food Products)	142	4,459
BorgWarner, Inc. (Auto Components)	425	19,559
Brown-Forman Corp.—Class A (Beverages)	131	6,978
Brown-Forman Corp.—Class B (Beverages)	563	29,963
Brunswick Corp. (Leisure Products)	187	12,024
Bunge, Ltd. (Food Products)	303	20,946
Campbell Soup Co. (Food Products)	415	16,974
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	102	10,693
Church & Dwight Co., Inc. (Household Products)	528	29,515
Colgate-Palmolive Co. (Household Products)	1,876	125,711
ConAgra Foods, Inc. (Food Products)	848	31,130
Constellation Brands, Inc.—Class A (Beverages)	362	76,103
Cooper Tire & Rubber Co. (Auto Components)	110	3,141
Coty, Inc. (Personal Products)	1,016	13,625
D.R. Horton, Inc. (Household Durables)	739	32,293
Dana Holding Corp. (Auto Components)	313	6,683
Darling Ingredients, Inc.* (Food Products)	355	7,132
Dean Foods Co. (Food Products)	196	1,925
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	65	7,334
Delphi Technologies PLC (Auto Components)	191	8,627
Edgewell Personal Care Co.* (Personal Products)	117	6,302
Electronic Arts, Inc.* (Software)	661	85,104
Energizer Holdings, Inc. (Household Products)	128	8,151
Flowers Foods, Inc. (Food Products)	398	8,119
Ford Motor Co. (Automobiles)	8,422	84,557
General Mills, Inc. (Food Products)	1,277	58,819
General Motors Co. (Automobiles)	2,729	103,455
Gentex Corp. (Auto Components)	591	13,711
Genuine Parts Co. (Distributors)	315	30,652
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	777	17,296
Harley-Davidson, Inc. (Automobiles)	359	15,398
Hasbro, Inc. (Leisure Products)	245	24,404
Helen of Troy, Ltd.* (Household Durables)	54	6,186
Herbalife, Ltd.* (Personal Products)	249	12,856
Herman Miller, Inc. (Commercial Services & Supplies)	128	4,844
HNI Corp. (Commercial Services & Supplies)	95	4,111
Hormel Foods Corp. (Food Products)	580	20,863
Ingredion, Inc. (Food Products)	157	15,904
Jefferies Financial Group, Inc. (Capital Markets)	654	15,860
Kellogg Co. (Food Products)	538	38,214
Keurig Dr Pepper, Inc. (Electrical Equipment)	388	9,316
Kimberly-Clark Corp. (Household Products)	751	85,509
Lamb Weston Holding, Inc. (Food Products)	314	22,065
Lancaster Colony Corp. (Food Products)	40	5,801
Lear Corp. (Auto Components)	142	25,578
Leggett & Platt, Inc. (Household Durables)	284	12,374
Lennar Corp.—B Shares (Household Durables)	32	1,382
Lennar Corp.—Class A (Household Durables)	590	30,839
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	205	24,590
Mattel, Inc. (Leisure Products)	740	11,744
McCormick & Co., Inc. (Food Products)	260	30,560
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	322	21,487
Mohawk Industries, Inc.* (Household Durables)	136	25,617
Molson Coors Brewing Co.—Class B (Beverages)	397	26,599
Mondelez International, Inc.—Class A (Food Products)	3,173	137,644
Monster Beverage Corp.* (Beverages)	883	52,998
Newell Rubbermaid, Inc. (Household Durables)	1,045	27,369
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,761	212,349
Nu Skin Enterprises, Inc.—Class A (Personal Products)	120	8,742
NVR, Inc.* (Household Durables)	7	19,316
PepsiCo, Inc. (Beverages)	3,050	350,750
Philip Morris International, Inc. (Tobacco)	3,345	288,673
Pinnacle Foods, Inc. (Food Products)	256	17,004
Polaris Industries, Inc. (Leisure Products)	126	13,283
Pool Corp. (Distributors)	86	13,180
Post Holdings, Inc.* (Food Products)	144	12,465
PulteGroup, Inc. (Household Durables)	565	16,097
PVH Corp. (Textiles, Apparel & Luxury Goods)	167	25,638
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	120	16,198
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	293	8,122
Stanley Black & Decker, Inc. (Machinery)	331	49,475
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	114	6,162
Take-Two Interactive Software, Inc.* (Software)	246	27,803
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	619	29,167
Tempur Sealy International, Inc.* (Household Durables)	101	4,936
Tenneco, Inc. (Auto Components)	111	5,117
Tesla Motors, Inc.* (Automobiles)	290	86,461
The Clorox Co. (Household Products)	280	37,848
The Coca-Cola Co. (Beverages)	8,240	384,231
The Estee Lauder Cos., Inc.—Class A (Personal Products)	483	65,175
The Goodyear Tire & Rubber Co. (Auto Components)	515	12,468
The Hain Celestial Group, Inc.* (Food Products)	225	6,399
The Hershey Co. (Food Products)	301	29,561
The JM Smucker Co.—Class A (Food Products)	245	27,224
The Kraft Heinz Co. (Food Products)	1,286	77,482
The Procter & Gamble Co. (Household Products)	5,412	437,722
Thor Industries, Inc. (Automobiles)	106	10,054
Toll Brothers, Inc. (Household Durables)	304	10,719
TreeHouse Foods, Inc.* (Food Products)	121	5,746
Tupperware Brands Corp. (Household Durables)	111	4,075
Tyson Foods, Inc.—Class A (Food Products)	639	36,838

See accompanying notes to the financial statements.

84 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	399	$7,968
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	407	7,627
US Foods Holding Corp.* (Food & Staples Retailing)	298	10,075
V.F. Corp. (Textiles, Apparel & Luxury Goods)	703	64,725
Veoneer, Inc.* (Media)	193	10,094
Visteon Corp.* (Auto Components)	63	7,376
WABCO Holdings, Inc.* (Machinery)	109	13,699
Whirlpool Corp. (Household Durables)	138	18,092
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	203	7,182
TOTAL COMMON STOCKS (Cost $2,682,667)		4,597,536

Repurchase Agreements(a)(b) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,414,071	$1,414,000	$1,414,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,414,000)		1,414,000
TOTAL INVESTMENT SECURITIES (Cost $4,096,667)—99.9%		6,011,536
Net other assets (liabilities)—0.1%		8,478
NET ASSETS—100.0%		$6,020,014

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $988,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/23/18	2.45%	$2,052,054	$6,432
Dow Jones U.S. Consumer Goods Index	UBS AG	8/23/18	2.30%	2,341,411	7,143
				$4,393,465	$13,575

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Auto Components	$186,748	3.1%
Automobiles	299,925	5.0%
Beverages	927,623	15.4%
Capital Markets	15,860	0.3%
Commercial Services & Supplies	8,955	0.1%
Distributors	43,832	0.7%
Electrical Equipment	9,316	0.2%
Food & Staples Retailing	10,075	0.2%
Food Products	691,283	11.5%
Household Durables	209,295	3.5%
Household Products	724,456	12.0%
Leisure Products	61,455	1.0%
Machinery	63,174	1.0%
Media	10,094	0.2%
Personal Products	108,209	1.8%
Software	233,022	3.9%
Textiles, Apparel & Luxury Goods	466,537	7.7%
Tobacco	527,677	8.8%
Other**	1,422,478	23.6%
Total	$6,020,014	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 85

Common Stocks (71.8%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	1,632	$70,682
Acxiom Corp.* (IT Services)	2,192	88,864
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,605	87,553
Advance Auto Parts, Inc. (Specialty Retail)	2,143	302,656
Alaska Air Group, Inc. (Airlines)	3,570	224,303
Allegiant Travel Co. (Airlines)	204	25,214
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	11,243	19,983,757
AMC Networks, Inc.*—Class A (Media)	1,374	82,838
American Airlines Group, Inc. (Airlines)	11,783	465,900
American Eagle Outfitters, Inc. (Specialty Retail)	4,606	115,979
AmerisourceBergen Corp. (Health Care Providers & Services)	4,523	370,117
Aramark (Hotels, Restaurants & Leisure)	6,820	274,232
AutoNation, Inc.* (Specialty Retail)	1,586	76,969
AutoZone, Inc.* (Specialty Retail)	747	527,031
Avis Budget Group, Inc.* (Road & Rail)	2,102	73,255
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	2,047	86,138
Bed Bath & Beyond, Inc. (Specialty Retail)	3,842	71,961
Best Buy Co., Inc. (Specialty Retail)	6,804	510,504
Big Lots, Inc. (Multiline Retail)	1,313	57,024
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	2,447	47,325
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,410	2,860,495
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	1,578	168,830
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,340	63,208
Burlington Stores, Inc.* (Specialty Retail)	2,042	312,038
Cable One, Inc. (Media)	76	55,013
Cardinal Health, Inc. (Health Care Providers & Services)	8,808	439,960
CarMax, Inc.* (Specialty Retail)	5,087	379,897
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	11,296	669,175
Casey’s General Stores, Inc. (Food & Staples Retailing)	923	100,958
CBS Corp. (Media)	121	6,595
CBS Corp.—Class B (Media)	9,622	506,791
Charter Communications, Inc.*—Class A (Media)	5,203	1,584,730
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	711	308,332
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	902	69,995
Cinemark Holdings, Inc. (Media)	2,980	107,042
Comcast Corp.—Class A (Media)	134,804	4,823,288
Copart, Inc.* (Commercial Services & Supplies)	5,791	332,345
Costco Wholesale Corp. (Food & Staples Retailing)	12,454	2,723,814
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	703	102,986
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	3,579	382,738
Delta Air Lines, Inc. (Airlines)	18,005	979,832
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,206	75,313
Dillard’s, Inc.—Class A (Multiline Retail)	636	51,052
Discovery Communications, Inc.*—Class A (Media)	4,416	117,377
Discovery Communications, Inc.*—Class C (Media)	9,624	236,269
Dish Network Corp.*—Class A (Media)	6,540	206,402
Dollar General Corp. (Multiline Retail)	7,264	712,962
Dollar Tree, Inc.* (Multiline Retail)	6,683	610,024
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,314	345,135
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,288	159,313
Expedia, Inc. (Internet & Direct Marketing Retail)	3,531	472,589
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	5,318	113,220
Five Below, Inc.* (Specialty Retail)	1,530	148,655
Foot Locker, Inc. (Specialty Retail)	3,172	154,825
GameStop Corp.—Class A (Specialty Retail)	2,909	41,919
GCI Liberty, Inc.* (Media)	2,884	138,749
Graham Holdings Co.—Class B (Diversified Consumer Services)	71	39,689
Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,410	164,307
Groupon, Inc.* (Internet & Direct Marketing Retail)	11,213	52,477
H & R Block, Inc. (Diversified Consumer Services)	5,906	148,595
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	2,827	97,786
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	7,987	628,257
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	1,379	107,879
IHS Markit, Ltd.* (Professional Services)	9,858	522,770
J.C. Penney Co., Inc.* (Multiline Retail)	8,867	21,724
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	775	65,286
JetBlue Airways Corp.* (Airlines)	8,902	160,236
John Wiley & Sons, Inc.—Class A (Media)	1,356	85,631
KAR Auction Services, Inc. (Commercial Services & Supplies)	3,759	223,473
Kohl’s Corp. (Multiline Retail)	4,613	340,762
L Brands, Inc. (Specialty Retail)	6,761	214,121
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	10,285	739,492
Liberty Broadband Corp.*—Class A (Media)	741	58,791
Liberty Broadband Corp.*—Class C (Media)	4,360	346,489
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	1,511	72,785
Liberty Global PLC*—Class A (Media)	6,032	170,283
Liberty Global PLC*—Class C (Media)	16,569	449,683
Liberty Latin America, Ltd.*—Class A (Media)	1,414	26,979
Liberty Latin America, Ltd.*—Class C (Media)	3,118	60,364
Liberty Media Group*—Class A (Media)	730	24,462
Liberty Media Group*—Class C (Media)	5,802	204,521
Liberty SiriusXM Group*—Class A (Media)	2,308	108,799
Liberty SiriusXM Group*—Class C (Media)	4,612	217,825
Lions Gate Entertainment Corp.—Class A (Media)	1,677	39,996

See accompanying notes to the financial statements.

86 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Lions Gate Entertainment Corp.—Class B (Media)	3,075	$70,325
Lithia Motors, Inc.—Class A (Specialty Retail)	703	62,602
Live Nation Entertainment, Inc.* (Media)	3,772	185,884
LKQ Corp.* (Distributors)	8,793	294,741
Lowe’s Cos., Inc. (Specialty Retail)	23,069	2,291,674
Macy’s, Inc. (Multiline Retail)	8,739	347,200
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	8,269	1,057,128
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	698	83,139
McDonald’s Corp. (Hotels, Restaurants & Leisure)	22,158	3,490,772
Meredith Corp. (Media)	959	50,971
MGM Resorts International (Hotels, Restaurants & Leisure)	14,095	442,160
Murphy USA, Inc.* (Specialty Retail)	815	64,581
Netflix, Inc.* (Internet & Direct Marketing Retail)	12,075	4,074,708
News Corp.—Class A (Media)	10,613	159,938
News Corp.—Class B (Media)	3,546	54,254
Nexstar Broadcasting Group, Inc.—Class A (Media)	1,370	101,997
Nordstrom, Inc. (Multiline Retail)	3,161	165,668
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	5,866	293,476
Office Depot, Inc. (Specialty Retail)	14,291	35,870
Omnicom Group, Inc. (Media)	6,514	448,359
O’Reilly Automotive, Inc.* (Specialty Retail)	2,271	694,926
Qurate Retail Group, Inc.*—Class A (Health Care Providers & Services)	12,610	268,467
Rite Aid Corp.* (Food & Staples Retailing)	29,875	60,049
Rollins, Inc. (Commercial Services & Supplies)	2,814	154,601
Ross Stores, Inc. (Specialty Retail)	10,538	921,337
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	4,632	522,304
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,551	58,556
Service Corp. International (Diversified Consumer Services)	5,172	203,518
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	3,767	214,682
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	852	70,086
Signet Jewelers, Ltd. (Specialty Retail)	1,585	91,518
Sinclair Broadcast Group, Inc.—Class A (Media)	2,184	56,347
Sirius XM Holdings, Inc. (Media)	40,206	282,246
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,202	143,020
Sotheby’s*—Class A (Diversified Consumer Services)	910	48,330
Southwest Airlines Co. (Airlines)	14,933	868,503
Spirit Airlines, Inc.* (Airlines)	2,050	89,052
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,560	76,504
Starbucks Corp. (Hotels, Restaurants & Leisure)	38,715	2,028,280
Sysco Corp. (Food & Staples Retailing)	13,427	902,429
Target Corp. (Multiline Retail)	14,929	1,204,472
TEGNA, Inc. (Media)	6,011	66,301
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,693	106,388
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,320	73,960
The Dun & Bradstreet Corp. (Professional Services)	915	115,189
The Gap, Inc. (Specialty Retail)	6,032	181,985
The Home Depot, Inc. (Specialty Retail)	32,215	6,363,108
The Interpublic Group of Cos., Inc. (Media)	10,965	247,261
The Kroger Co. (Food & Staples Retailing)	22,921	664,709
The Madison Square Garden Co.*—Class A (Media)	584	182,313
The New York Times Co.—Class A (Media)	3,646	90,421
The TJX Cos., Inc. (Specialty Retail)	17,709	1,722,377
The Walt Disney Co. (Media)	41,703	4,735,794
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,109	85,218
Tiffany & Co. (Specialty Retail)	2,909	400,162
Tractor Supply Co. (Specialty Retail)	3,550	277,042
Tribune Media Co.—Class A (Media)	2,122	71,830
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	2,994	173,622
Twenty-First Century Fox, Inc.—Class A (Media)	29,659	1,334,655
Twenty-First Century Fox, Inc.—Class B (Media)	12,463	553,606
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,555	380,026
United Continental Holdings, Inc.* (Airlines)	6,649	534,580
United Natural Foods, Inc.* (Food & Staples Retailing)	1,446	46,561
Urban Outfitters, Inc.* (Specialty Retail)	2,247	99,767
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	1,284	355,501
Viacom, Inc.—Class A (Media)	136	4,678
Viacom, Inc.—Class B (Media)	9,808	284,922
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	23,883	1,614,968
Wal-Mart Stores, Inc. (Food & Staples Retailing)	40,425	3,607,123
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	1,330	144,731
Williams-Sonoma, Inc. (Specialty Retail)	2,184	127,742
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,875	132,595
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,874	166,692
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	2,316	386,262
Yelp, Inc.* (Internet Software & Services)	2,191	80,804
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	9,011	714,482
TOTAL COMMON STOCKS (Cost $77,914,135)		98,359,679

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 87

Repurchase Agreements(a)(b) (29.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $40,348,025	$40,346,000	$40,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,346,000)		40,346,000
TOTAL INVESTMENT SECURITIES (Cost $118,260,135)—101.3%		138,705,679
Net other assets (liabilities)—(1.3)%		(1,707,801)
NET ASSETS—100.0%		$136,997,878

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $12,422,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/23/18	2.45%	$53,369,510	$(270,873)
Dow Jones U.S. Consumer Services Index	UBS AG	8/23/18	2.30%	53,701,567	(268,545)
				$107,071,077	$(539,418)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Airlines	$3,347,620	2.4%
Commercial Services & Supplies	710,419	0.5%
Distributors	294,741	0.2%
Diversified Consumer Services	1,075,504	0.8%
Food & Staples Retailing	9,797,115	7.2%
Health Care Providers & Services	1,078,544	0.8%
Hotels, Restaurants & Leisure	14,255,736	10.4%
Internet & Direct Marketing Retail	27,905,250	20.4%
Internet Software & Services	80,804	0.1%
IT Services	88,864	0.1%
Media	18,641,019	13.5%
Multiline Retail	3,510,888	2.6%
Professional Services	637,959	0.5%
Road & Rail	73,255	0.1%
Specialty Retail	16,775,823	12.1%
Trading Companies & Distributors	86,138	0.1%
Other**	38,638,199	28.2%
Total	$136,997,878	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (99.0%)

	Shares	Value
ArcelorMittalNYS (Metals & Mining)	2,520	$80,262
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	630	134,820
AstraZeneca PLCADR (Pharmaceuticals)	3,500	136,955
Banco Bilbao VizcayaADR (Banks)	11,305	82,527
Banco Santander S.A.ADR (Banks)	19,845	110,933
Barclays PLCADR (Banks)	8,470	87,580
BP PLCADR (Oil, Gas & Consumable Fuels)	3,675	165,706
British American Tobacco PLCADR (Tobacco)	2,205	120,790
CRH PLCADR (Construction Materials)	2,205	75,609
Criteo S.A.*ADR (Internet Software & Services)	1,890	60,726
Equinor ASAADR (Oil, Gas & Consumable Fuels)	5,075	134,285
EricssonADR (Communications Equipment)	11,305	88,857
GlaxoSmithKline PLCADR (Pharmaceuticals)	3,290	136,831
HSBC Holdings PLCADR (Banks)	3,885	188,112
ING Groep N.V.ADR (Banks)	5,845	89,253
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	2,100	92,022
Lloyds Banking Group PLCADR (Banks)	28,385	94,238
National Grid PLCADR (Multi-Utilities)	1,400	75,712
Nokia Corp.ADR (Communications Equipment)	15,890	85,806
Rio Tinto PLCADR (Metals & Mining)	2,415	134,033
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	3,745	256,046
Ryanair Holdings PLC*ADR (Airlines)	630	66,402
S.A.P. SEADR (Software)	1,330	154,333
SanofiADR (Pharmaceuticals)	3,045	132,031
Telefonica S.A.ADR (Diversified Telecommunication Services)	9,170	82,897
Tenaris S.A.ADR (Energy Equipment & Services)	2,310	84,869
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	2,660	173,565
Trivago N.V.*ADR (Internet Software & Services)	8,750	36,313
Unilever N.V.NYS (Personal Products)	2,590	148,821
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,675	90,221
TOTAL COMMON STOCKS (Cost $2,054,780)		3,400,555

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $10,001	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000
TOTAL INVESTMENT SECURITIES (Cost $2,064,780)—99.3%		3,410,555
Net other assets (liabilities)—0.7%		25,660
NET ASSETS—100.0%		$3,436,215

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Airlines	$66,402	1.9%
Banks	652,644	19.0%
Communications Equipment	174,663	5.1%
Construction Materials	75,609	2.2%
Diversified Telecommunication Services	82,897	2.4%
Energy Equipment & Services	84,869	2.5%
Industrial Conglomerates	92,022	2.7%
Internet Software & Services	97,038	2.8%
Metals & Mining	214,295	6.2%
Multi-Utilities	75,712	2.2%
Oil, Gas & Consumable Fuels	729,602	21.4%
Personal Products	148,821	4.3%
Pharmaceuticals	405,817	11.8%
Semiconductors & Semiconductor Equipment	134,820	3.9%
Software	154,333	4.5%
Tobacco	120,790	3.5%
Wireless Telecommunication Services	90,221	2.6%
Other**	35,660	1.0%
Total	$3,436,215	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
Finland	$85,806	2.5%
France	366,322	10.7%
Germany	190,646	5.5%
Ireland	142,011	4.1%
Luxembourg	165,131	4.8%
Netherlands	572,141	16.7%
Norway	134,285	3.9%
Spain	276,357	8.0%
Sweden	88,857	2.6%
United Kingdom	1,378,999	40.2%
Other**	35,660	1.0%
Total	$3,436,215	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 89

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $2,013,101	$2,013,000	$2,013,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,013,000)		2,013,000
TOTAL INVESTMENT SECURITIES (Cost $2,013,000)—100.7%		2,013,000
Net other assets (liabilities)—(0.7)%		(14,031)
NET ASSETS—100.0%		$1,998,969

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $258,000.

As of July 31, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound	112,164	U.S. dollar	$148,415	8/10/18	$147,255	$(1,160)
Canadian dollar	162,795	U.S. dollar	124,586	8/10/18	125,184	598
Euro	678,623	U.S. dollar	796,264	8/10/18	794,071	(2,193)
Japanese yen	16,071,963	U.S. dollar	144,675	8/10/18	143,859	(816)
Swedish krona	471,147	U.S. dollar	53,833	8/10/18	53,644	(189)
Swiss franc	43,124	U.S. dollar	43,529	8/10/18	43,612	83
Total Long Contracts			$1,311,302		$1,307,625	$(3,677)

As of July 31, 2018, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$98,627	British pound	75,019	8/10/18	$98,489	$138
U.S. dollar	77,673	Canadian dollar	102,062	8/10/18	78,483	(810)
U.S. dollar	480,544	Euro	410,853	8/10/18	480,748	(204)
U.S. dollar	113,904	Japanese yen	12,745,410	8/10/18	114,083	(179)
U.S. dollar	35,884	Swedish krona	316,010	8/10/18	35,980	(96)
U.S. dollar	30,163	Swiss franc	30,004	8/10/18	30,343	(180)
Total Short Contracts	$836,795				$838,126	$(1,331)
Long:
British pound	145,885	U.S. dollar	$193,232	8/10/18	$191,525	$(1,707)
Canadian dollar	179,067	U.S. dollar	136,826	8/10/18	137,697	871
Euro	729,511	U.S. dollar	857,416	8/10/18	853,617	(3,799)
Japanese yen	27,163,647	U.S. dollar	244,318	8/10/18	243,140	(1,178)
Swedish krona	591,164	U.S. dollar	67,466	8/10/18	67,308	(158)
Swiss franc	59,036	U.S. dollar	59,629	8/10/18	59,704	75
Total Long Contracts			$1,558,887		$1,552,991	$(5,896)
			Total unrealized appreciation			$1,765
			Total unrealized (depreciation)			(12,669)
		Total net unrealized appreciation/(depreciation)				$(10,904)

See accompanying notes to the financial statements.

90 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (76.1%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	120	$3,250
Affiliated Managers Group, Inc. (Capital Markets)	85	13,601
Aflac, Inc. (Insurance)	1,106	51,473
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	603	11,740
Alexander & Baldwin, Inc. (Real Estate Management & Development)	98	2,347
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	145	18,479
Alleghany Corp. (Insurance)	24	15,102
Ally Financial, Inc. (Consumer Finance)	616	16,484
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	198	8,168
American Express Co. (Consumer Finance)	1,020	101,511
American Financial Group, Inc. (Insurance)	100	11,269
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	374	8,280
American International Group, Inc. (Insurance)	1,283	70,834
American Tower Corp. (Equity Real Estate Investment Trusts)	634	93,983
Ameriprise Financial, Inc. (Capital Markets)	210	30,591
AmTrust Financial Services, Inc. (Insurance)	131	1,897
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	1,660	17,796
Aon PLC (Insurance)	350	50,243
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	222	9,468
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	306	5,505
Arch Capital Group, Ltd.* (Insurance)	588	17,969
Arthur J. Gallagher & Co. (Insurance)	261	18,622
Aspen Insurance Holdings, Ltd. (Insurance)	93	3,762
Associated Banc-Corp. (Banks)	240	6,480
Assurant, Inc. (Insurance)	87	9,596
Assured Guaranty, Ltd. (Insurance)	160	6,227
Athene Holding, Ltd.* (Insurance)	182	8,348
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	200	35,370
Axis Capital Holdings, Ltd. (Insurance)	123	6,957
BancorpSouth Bank (Banks)	120	3,948
Bank of America Corp. (Banks)	13,472	416,016
Bank of Hawaii Corp. (Banks)	66	5,312
Bank OZK (Equity Real Estate Investment Trusts)	174	7,117
BankUnited, Inc. (Banks)	150	5,829
BB&T Corp. (Banks)	1,115	56,653
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,752	544,538
BGC Partners, Inc.—Class A (Capital Markets)	384	4,124
BlackRock, Inc.—Class A (Capital Markets)	177	88,989
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	153	5,070
BOK Financial Corp. (Banks)	39	3,796
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	217	27,240
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	255	4,205
Brighthouse Financial, Inc.* (Insurance)	171	7,427
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	433	7,660
Brown & Brown, Inc. (Insurance)	326	9,539
Camden Property Trust (Equity Real Estate Investment Trusts)	129	11,944
Capital One Financial Corp. (Consumer Finance)	696	65,647
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	200	2,614
Cathay General Bancorp, Inc. (Banks)	111	4,616
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	246	1,341
CBOE Holdings, Inc. (Capital Markets)	160	15,541
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	433	21,563
Chemical Financial Corp. (Banks)	104	5,907
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	268	5,119
Chubb, Ltd. (Insurance)	664	92,774
Cincinnati Financial Corp. (Insurance)	217	16,412
CIT Group, Inc. (Banks)	172	9,104
Citigroup, Inc. (Banks)	3,641	261,751
Citizens Financial Group, Inc. (Banks)	694	27,607
CME Group, Inc. (Capital Markets)	484	77,014
CNO Financial Group, Inc. (Insurance)	238	4,843
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	711	4,380
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	169	3,917
Comerica, Inc. (Banks)	245	23,750
Commerce Bancshares, Inc. (Banks)	131	8,751
Corecivic, Inc. (Equity Real Estate Investment Trusts)	169	4,333
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	54	6,053
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	144	4,283
CoStar Group, Inc.* (Professional Services)	57	23,703
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	601	5,601
Credit Acceptance Corp.* (Consumer Finance)	20	7,672
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	592	65,610
CubeSmart (Equity Real Estate Investment Trusts)	261	7,924
Cullen/Frost Bankers, Inc. (Banks)	91	10,055
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	139	8,607
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	131	8,760
DDR Corp. (Equity Real Estate Investment Trusts)	215	2,946
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	289	3,445
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	298	36,183
Discover Financial Services (Consumer Finance)	497	35,491
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	226	8,778
Duke Realty Corp. (Equity Real Estate Investment Trusts)	510	14,851
E*TRADE Financial Corp.* (Capital Markets)	380	22,728
East West Bancorp, Inc. (Banks)	210	13,595

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 91

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	55	$5,243
Eaton Vance Corp. (Capital Markets)	170	9,032
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	116	4,798
EPR Properties (Equity Real Estate Investment Trusts)	93	6,184
Equinix, Inc. (Equity Real Estate Investment Trusts)	116	50,956
Equity Commonwealth* (Equity Real Estate Investment Trusts)	174	5,610
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	131	11,920
Equity Residential (Equity Real Estate Investment Trusts)	527	34,482
Erie Indemnity Co.—Class A (Insurance)	29	3,603
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	121	4,646
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	95	22,843
Evercore Partners, Inc.—Class A (Capital Markets)	64	7,232
Everest Re Group, Ltd. (Insurance)	64	13,974
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	181	17,009
F.N.B. Corp. (Banks)	466	5,979
FactSet Research Systems, Inc. (Capital Markets)	61	12,283
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	106	13,303
Federated Investors, Inc.—Class B (Capital Markets)	133	3,219
Fifth Third Bancorp (Banks)	983	29,087
First American Financial Corp. (Insurance)	158	8,848
First Citizens BancShares, Inc.—Class A (Banks)	14	5,695
First Financial Bankshares, Inc. (Banks)	98	5,547
First Horizon National Corp. (Banks)	472	8,439
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	180	5,859
First Republic Bank (Banks)	229	22,639
FNF Group (Insurance)	389	15,755
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	386	9,638
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	88	2,191
Franklin Resources, Inc. (Capital Markets)	458	15,719
Fulton Financial Corp. (Banks)	251	4,355
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	290	10,533
Genworth Financial, Inc.*—Class A (Insurance)	716	3,294
GGP, Inc. (Equity Real Estate Investment Trusts)	901	19,209
Glacier Bancorp, Inc. (Banks)	116	4,953
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	227	6,218
Hancock Holding Co. (Banks)	125	6,281
Hartford Financial Services Group, Inc. (Insurance)	512	26,982
HCP, Inc. (Equity Real Estate Investment Trusts)	670	17,353
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	180	5,348
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	297	8,114
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	146	7,170
Home BancShares, Inc. (Banks)	223	5,171
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	233	6,587
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,063	22,259
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	221	7,571
Huntington Bancshares, Inc. (Banks)	1,583	24,442
IBERIABANK Corp. (Banks)	89	7,396
Intercontinental Exchange, Inc. (Capital Markets)	825	60,976
International Bancshares Corp. (Banks)	85	3,778
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	158	2,621
Invesco, Ltd. (Capital Markets)	586	15,816
Investors Bancorp, Inc. (Banks)	359	4,495
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	400	14,044
Janus Henderson Group PLC (Capital Markets)	258	8,398
JBG Smith Properties (Equity Real Estate Investment Trusts)	130	4,745
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	71	12,142
JPMorgan Chase & Co. (Banks)	4,865	559,233
Kemper Corp. (Insurance)	102	8,140
KeyCorp (Banks)	1,515	31,618
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	138	10,067
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	608	10,148
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	123	2,075
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	123	9,056
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	157	5,443
Lazard, Ltd.—Class A (Capital Markets)	187	10,154
Legg Mason, Inc. (Capital Markets)	126	4,300
LendingClub Corp.* (Consumer Finance)	542	2,233
Lexington Realty Trust (Equity Real Estate Investment Trusts)	306	2,690
Liberty Property Trust (Equity Real Estate Investment Trusts)	215	9,215
Life Storage, Inc. (Equity Real Estate Investment Trusts)	73	7,005
Lincoln National Corp. (Insurance)	310	21,111
Loews Corp. (Insurance)	377	19,144
LPL Financial Holdings, Inc. (Capital Markets)	131	8,684
M&T Bank Corp. (Banks)	211	36,577
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	125	2,434
Markel Corp.* (Insurance)	22	25,740
MarketAxess Holdings, Inc. (Capital Markets)	59	11,432
Marsh & McLennan Cos., Inc. (Insurance)	729	60,769
MasterCard, Inc.—Class A (IT Services)	1,313	259,974
MB Financial, Inc. (Banks)	123	5,959

See accompanying notes to the financial statements.

92 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	522	$7,522
Mercury General Corp. (Insurance)	57	2,932
MetLife, Inc. (Insurance)	1,453	66,460
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	567	4,564
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	532	6,639
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	162	16,326
Moody’s Corp. (Capital Markets)	237	40,555
Morgan Stanley (Capital Markets)	1,946	98,389
MSCI, Inc.—Class A (Capital Markets)	131	21,771
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	65	4,865
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	216	9,636
Navient Corp. (Consumer Finance)	382	5,046
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	477	8,534
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	702	7,562
Northern Trust Corp. (Capital Markets)	299	32,657
Old Republic International Corp. (Insurance)	360	7,672
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	286	8,491
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	202	4,293
PacWest Bancorp (Banks)	180	9,040
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	295	4,555
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	290	9,071
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	100	3,855
People’s United Financial, Inc. (Banks)	496	9,042
Physicians Realty Trust (Equity Real Estate Investment Trusts)	260	4,098
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	184	3,640
Pinnacle Financial Partners, Inc. (Banks)	108	6,750
PNC Financial Services Group, Inc. (Banks)	670	97,036
Popular, Inc. (Banks)	144	7,147
Potlatch Corp. (Equity Real Estate Investment Trusts)	86	4,021
PRA Group, Inc.* (Consumer Finance)	71	2,783
Primerica, Inc. (Insurance)	69	7,921
Principal Financial Group, Inc. (Insurance)	384	22,303
ProAssurance Corp. (Insurance)	84	3,469
Prologis, Inc. (Equity Real Estate Investment Trusts)	761	49,937
Prosperity Bancshares, Inc. (Banks)	101	7,085
Prudential Financial, Inc. (Insurance)	600	60,546
Public Storage (Equity Real Estate Investment Trusts)	210	45,744
Radian Group, Inc. (Thrifts & Mortgage Finance)	303	5,802
Raymond James Financial, Inc. (Capital Markets)	187	17,127
Rayonier, Inc. (Equity Real Estate Investment Trusts)	186	6,512
Realogy Holdings Corp. (Real Estate Management & Development)	183	4,002
Realty Income Corp. (Equity Real Estate Investment Trusts)	404	22,531
Regency Centers Corp. (Equity Real Estate Investment Trusts)	214	13,617
Regions Financial Corp. (Banks)	1,603	29,832
Reinsurance Group of America, Inc. (Insurance)	93	13,160
RenaissanceRe Holdings, Ltd. (Insurance)	63	8,307
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	311	3,903
Retail Value, Inc.* (Capital Markets)	25	826
RLI Corp. (Insurance)	61	4,560
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	250	5,648
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	80	6,801
S&P Global, Inc. (Capital Markets)	361	72,359
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	255	5,511
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	164	25,953
SEI Investments Co. (Capital Markets)	189	11,329
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	339	6,048
Signature Bank (Banks)	84	9,216
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	444	78,236
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	130	13,404
SLM Corp.* (Consumer Finance)	624	7,045
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	67	669
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	614	5,139
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	377	8,611
State Street Corp. (Capital Markets)	523	46,186
Sterling Bancorp (Banks)	320	7,104
Stifel Financial Corp. (Capital Markets)	104	5,734
STORE Capital Corp. (Equity Real Estate Investment Trusts)	245	6,725
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	117	11,344
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	321	5,223
SunTrust Banks, Inc. (Banks)	662	47,710
SVB Financial Group* (Banks)	83	25,554
Synchrony Financial (Consumer Finance)	1,013	29,316
Synovus Financial Corp. (Banks)	169	8,352
T. Rowe Price Group, Inc. (Capital Markets)	346	41,202
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	131	3,124
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	87	5,398
TCF Financial Corp. (Banks)	239	6,001
TD Ameritrade Holding Corp. (Capital Markets)	386	22,060
Texas Capital Bancshares, Inc.* (Banks)	78	7,082
The Allstate Corp. (Insurance)	501	47,655
The Bank of New York Mellon Corp. (Capital Markets)	1,443	77,157
The Charles Schwab Corp. (Capital Markets)	1,717	87,670

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 93

Common Stocks, continued

	Shares	Value
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	176	$4,555
The Goldman Sachs Group, Inc. (Capital Markets)	501	118,951
The Hanover Insurance Group, Inc. (Insurance)	66	8,278
The Howard Hughes Corp.* (Real Estate Management & Development)	61	8,269
The Macerich Co. (Equity Real Estate Investment Trusts)	154	9,095
The Nasdaq OMX Group, Inc. (Capital Markets)	167	15,264
The Progressive Corp. (Insurance)	830	49,808
The Travelers Cos., Inc. (Insurance)	382	49,713
Torchmark Corp. (Insurance)	149	13,122
Trustmark Corp. (Banks)	98	3,449
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	356	5,518
U.S. Bancorp (Banks)	2,230	118,212
UDR, Inc. (Equity Real Estate Investment Trusts)	386	14,853
UMB Financial Corp. (Banks)	69	4,960
Umpqua Holdings Corp. (Banks)	312	6,646
United Bankshares, Inc. (Banks)	148	5,469
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	234	4,137
Unum Group (Insurance)	314	12,475
Urban Edge Properties (Equity Real Estate Investment Trusts)	150	3,402
Valley National Bancorp (Banks)	382	4,450
Ventas, Inc. (Equity Real Estate Investment Trusts)	509	28,697
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,385	10,568
Visa, Inc.—Class A (IT Services)	2,551	348,824
Vornado Realty Trust (Equity Real Estate Investment Trusts)	246	17,692
Voya Financial, Inc. (Diversified Financial Services)	240	12,125
W.R. Berkley Corp. (Insurance)	134	10,159
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	120	2,485
Washington Federal, Inc. (Thrifts & Mortgage Finance)	124	4,160
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	267	2,144
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	115	3,506
Webster Financial Corp. (Banks)	128	8,260
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	170	5,137
Wells Fargo & Co. (Banks)	6,270	359,209
Welltower, Inc. (Equity Real Estate Investment Trusts)	533	33,366
Western Alliance Bancorp* (Banks)	136	7,714
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,079	36,880
White Mountains Insurance Group, Ltd. (Insurance)	5	4,565
Willis Towers Watson PLC (Insurance)	190	30,290
Wintrust Financial Corp. (Banks)	88	7,720
WP Carey, Inc. (Equity Real Estate Investment Trusts)	152	9,938
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	151	3,683
XL Group, Ltd. (Insurance)	372	20,918
Zions Bancorp (Banks)	284	14,683
TOTAL COMMON STOCKS (Cost $2,251,000)		7,645,264

Repurchase Agreements(a)(b) (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $2,182,110	$2,182,000	$2,182,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,182,000)		2,182,000
TOTAL INVESTMENT SECURITIES (Cost $4,433,000)—97.8%		9,827,264
Net other assets (liabilities)—2.2%		221,943
NET ASSETS—100.0%		$10,049,207

*                           Non-income producing security.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,446,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/23/18	2.45%	$3,826,145	$(1,108)
Dow Jones U.S. Financials Index	UBS AG	8/23/18	2.50%	3,594,470	(4,383)
				$7,420,615	$(5,491)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

94 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Financials UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Banks	$2,452,537	24.4%
Capital Markets	1,131,555	11.3%
Consumer Finance	273,228	2.7%
Diversified Financial Services	556,663	5.5%
Equity Real Estate Investment Trusts	1,394,494	13.9%
Insurance	1,054,967	10.5%
IT Services	608,798	6.1%
Mortgage Real Estate Investment Trusts	69,573	0.7%
Professional Services	23,703	0.2%
Real Estate Management & Development	48,323	0.5%
Thrifts & Mortgage Finance	31,423	0.3%
Other**	2,403,943	23.9%
Total	$10,049,207	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 95

Common Stocks (76.5%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	15,137	$992,078
AbbVie, Inc. (Biotechnology)	13,146	1,212,455
ABIOMED, Inc.* (Health Care Equipment & Supplies)	341	120,895
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	673	26,570
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	828	12,495
Aetna, Inc. (Health Care Providers & Services)	2,789	525,420
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,765	182,601
Agios Pharmaceuticals, Inc.* (Biotechnology)	465	40,181
Akorn, Inc.* (Pharmaceuticals)	813	15,057
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,941	258,075
Align Technology, Inc.* (Health Care Equipment & Supplies)	640	228,256
Alkermes PLC* (Biotechnology)	1,316	57,707
Allergan PLC (Pharmaceuticals)	2,929	539,200
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	678	64,410
Amgen, Inc. (Biotechnology)	5,717	1,123,676
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	648	12,422
Anthem, Inc. (Health Care Providers & Services)	2,250	569,250
Avanos Medical, Inc.*—Class I (Oil, Gas & Consumable Fuels)	457	25,226
Baxter International, Inc. (Health Care Equipment & Supplies)	4,240	307,188
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,290	573,347
Biogen, Inc.* (Biotechnology)	1,803	602,869
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,488	149,633
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	167	51,211
Bio-Techne Corp. (Life Sciences Tools & Services)	325	52,208
Bluebird Bio, Inc.* (Biotechnology)	467	72,338
Boston Scientific Corp.* (Health Care Equipment & Supplies)	11,894	399,757
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,142	830,843
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,625	15,584
Bruker Corp. (Life Sciences Tools & Services)	838	27,151
Catalent, Inc.* (Pharmaceuticals)	1,144	47,705
Celgene Corp.* (Biotechnology)	6,153	554,324
Centene Corp.* (Health Care Providers & Services)	1,783	232,378
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	460	57,178
Chemed Corp. (Health Care Providers & Services)	53	16,750
Cigna Corp. (Health Care Providers & Services)	2,110	378,576
Clovis Oncology, Inc.* (Biotechnology)	475	20,967
CVS Health Corp. (Food & Staples Retailing)	8,785	569,795
Danaher Corp. (Health Care Equipment & Supplies)	5,347	548,495
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,165	81,876
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,957	94,151
DexCom, Inc.* (Health Care Equipment & Supplies)	793	75,438
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,802	256,695
Eli Lilly & Co. (Pharmaceuticals)	8,280	818,147
Encompass Health Corp. (Health Care Providers & Services)	829	62,697
Endo International PLC* (Pharmaceuticals)	1,771	22,031
Envision Healthcare Corp.* (Health Care Providers & Services)	1,003	44,393
Exact Sciences Corp.* (Biotechnology)	1,006	58,801
Exelixis, Inc.* (Biotechnology)	2,439	50,487
Express Scripts Holding Co.* (Health Care Providers & Services)	4,870	386,970
Gilead Sciences, Inc. (Biotechnology)	11,229	873,953
Haemonetics Corp.* (Health Care Equipment & Supplies)	474	46,281
HCA Holdings, Inc. (Health Care Providers & Services)	2,430	301,879
Henry Schein, Inc.* (Health Care Providers & Services)	1,313	104,265
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	621	58,498
Hologic, Inc.* (Health Care Equipment & Supplies)	2,409	103,370
Horizon Pharma PLC* (Pharmaceuticals)	1,450	25,564
Humana, Inc. (Health Care Providers & Services)	1,158	363,820
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	789	193,250
Illumina, Inc.* (Life Sciences Tools & Services)	1,289	418,100
Incyte Corp.* (Biotechnology)	1,486	98,878
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	635	39,580
Intercept Pharmaceuticals, Inc.* (Biotechnology)	170	15,494
Intrexon Corp.* (Biotechnology)	624	9,148
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	977	496,502
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,118	48,834
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,439	175,472
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	500	86,540
Johnson & Johnson (Pharmaceuticals)	23,230	3,078,439
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	841	147,461
LifePoint Health, Inc.* (Health Care Providers & Services)	329	21,319
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	171	37,334
Magellan Health, Inc.* (Health Care Providers & Services)	182	13,241
Mallinckrodt PLC* (Pharmaceuticals)	677	15,876
Masimo Corp.* (Health Care Equipment & Supplies)	459	45,634
McKesson Corp. (Health Care Providers & Services)	1,773	222,689
MEDNAX, Inc.* (Health Care Providers & Services)	815	34,874
Medtronic PLC (Health Care Equipment & Supplies)	11,709	1,056,502
Merck & Co., Inc. (Pharmaceuticals)	23,257	1,531,939

See accompanying notes to the financial statements.

96 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	185	$109,614
Molina Healthcare, Inc.* (Health Care Providers & Services)	458	47,673
Mylan N.V.* (Pharmaceuticals)	4,416	164,761
Myriad Genetics, Inc.* (Biotechnology)	633	27,694
Nektar Therapeutics* (Pharmaceuticals)	1,436	75,534
Neurocrine Biosciences, Inc.* (Biotechnology)	799	80,292
NuVasive, Inc.* (Health Care Equipment & Supplies)	471	27,342
OPKO Health, Inc.* (Biotechnology)	3,111	17,484
Owens & Minor, Inc. (Health Care Providers & Services)	506	9,548
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	336	13,507
Patterson Cos., Inc. (Health Care Providers & Services)	671	16,453
Perrigo Co. PLC (Pharmaceuticals)	1,129	90,907
Pfizer, Inc. (Pharmaceuticals)	50,676	2,023,492
Portola Pharmaceuticals, Inc.* (Biotechnology)	619	22,160
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	469	49,311
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	477	17,043
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,152	124,093
Radius Health, Inc.* (Biotechnology)	338	8,112
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	658	242,151
ResMed, Inc. (Health Care Equipment & Supplies)	1,275	134,870
Seattle Genetics, Inc.* (Biotechnology)	953	67,091
STERIS PLC (Health Care Equipment & Supplies)	782	89,516
Stryker Corp. (Health Care Equipment & Supplies)	2,770	452,203
Syneos Health, Inc.* (Life Sciences Tools & Services)	485	23,898
Teleflex, Inc. (Health Care Equipment & Supplies)	352	95,994
Tenet Healthcare Corp.* (Health Care Providers & Services)	672	25,287
TESARO, Inc.* (Biotechnology)	328	11,424
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	463	120,612
The Medicines Co.* (Pharmaceuticals)	516	20,501
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,440	806,783
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	354	28,005
United Therapeutics Corp.* (Biotechnology)	345	42,404
UnitedHealth Group, Inc. (Health Care Providers & Services)	8,300	2,101,727
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	790	96,459
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	805	92,937
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,248	393,512
Waters Corp.* (Life Sciences Tools & Services)	661	130,395
WellCare Health Plans, Inc.* (Health Care Providers & Services)	349	93,330
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	645	70,724
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,777	223,049
Zoetis, Inc. (Pharmaceuticals)	4,211	364,167
TOTAL COMMON STOCKS (Cost $23,102,467)		31,782,752

Contingent Right(NM)

Dyax Corp.*^+(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

Repurchase Agreements(b)(c) (20.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $8,496,426	$8,496,000	$8,496,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,496,000)		8,496,000
TOTAL INVESTMENT SECURITIES (Cost $31,598,467)—96.9%		40,280,831
Net other assets (liabilities)—3.1%		1,268,725
NET ASSETS—100.0%		$41,549,556

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2018, this security represented 0.005% of the net assets of the Fund.
^	The Advisor has deemed this security to be illiquid. As of July 31, 2018, this security represented 0.005% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed. Subsequent to the date of this report, on August 23, 2018, the U.S. Food and Drug Administration approved the medication.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $3,911,000.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 97

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/23/18	2.45%	$14,622,309	$256,159
Dow Jones U.S. Health Care Index	UBS AG	8/23/18	2.30%	15,994,658	259,467
				$30,616,967	$515,626

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Biotechnology	$6,304,467	15.2%
Food & Staples Retailing	569,795	1.4%
Health Care Equipment & Supplies	6,943,164	16.7%
Health Care Providers & Services	6,064,582	14.6%
Life Sciences Tools & Services	2,083,922	5.0%
Oil, Gas & Consumable Fuels	25,226	0.1%
Pharmaceuticals	9,793,675	23.5%
Other**	9,764,725	23.5%
Total	$41,549,556	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (72.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	974	$206,800
A.O. Smith Corp. (Building Products)	251	14,942
Accenture PLC—Class A (IT Services)	1,061	169,050
Actuant Corp.—Class A (Machinery)	124	3,540
Acuity Brands, Inc. (Electrical Equipment)	135	18,769
AECOM Technology Corp.* (Construction & Engineering)	301	10,102
AGCO Corp. (Machinery)	142	8,949
Air Lease Corp. (Trading Companies & Distributors)	167	7,341
Allegion PLC (Building Products)	162	13,209
Alliance Data Systems Corp. (IT Services)	83	18,665
Allison Transmission Holdings, Inc. (Machinery)	204	9,588
AMETEK, Inc. (Electrical Equipment)	385	29,953
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	540	50,494
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	95	6,926
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	127	9,481
AptarGroup, Inc. (Containers & Packaging)	130	13,316
Arconic, Inc. (Aerospace & Defense)	720	15,617
Armstrong World Industries, Inc.* (Building Products)	95	6,451
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	138	10,466
Automatic Data Processing, Inc. (IT Services)	771	104,077
Avery Dennison Corp. (Containers & Packaging)	139	15,941
Avnet, Inc. (Electronic Equipment, Instruments & Components)	162	7,104
Ball Corp. (Containers & Packaging)	621	24,200
Barnes Group, Inc. (Machinery)	84	5,699
Belden, Inc. (Electronic Equipment, Instruments & Components)	133	8,612
Bemis Co., Inc. (Containers & Packaging)	149	6,841
Berry Plastics Group, Inc.* (Containers & Packaging)	207	10,112
Broadridge Financial Solutions, Inc. (IT Services)	162	18,303
BWX Technologies, Inc. (Aerospace & Defense)	177	11,640
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	232	21,397
Carlisle Cos., Inc. (Industrial Conglomerates)	125	15,355
Caterpillar, Inc. (Machinery)	988	142,075
Cintas Corp. (Commercial Services & Supplies)	134	27,400
Clean Harbors, Inc.* (Commercial Services & Supplies)	93	5,294
Cognex Corp. (Electronic Equipment, Instruments & Components)	268	14,145
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	82	12,961
Colfax Corp.* (Machinery)	174	5,620
Conduent, Inc.* (IT Services)	350	6,286
Convergys Corp. (IT Services)	150	3,690
CoreLogic, Inc.* (IT Services)	118	5,747
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,376	45,655
Covanta Holding Corp. (Commercial Services & Supplies)	204	3,672
Crane Co. (Machinery)	92	8,332
Crown Holdings, Inc.* (Containers & Packaging)	216	9,778
CSX Corp. (Road & Rail)	1,448	102,345
Cummins, Inc. (Machinery)	283	40,415
Curtiss-Wright Corp. (Aerospace & Defense)	145	19,289
Deere & Co. (Machinery)	540	78,188
Deluxe Corp. (Commercial Services & Supplies)	82	4,832
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	130	8,379
Donaldson Co., Inc. (Machinery)	201	9,588
Dover Corp. (Machinery)	283	23,483
Dycom Industries, Inc.* (Construction & Engineering)	102	9,094
Eagle Materials, Inc. (Construction Materials)	82	8,147
Eaton Corp. PLC (Electrical Equipment)	760	63,209
EMCOR Group, Inc. (Construction & Engineering)	117	9,003
Emerson Electric Co. (Electrical Equipment)	1,093	79,002
EnerSys (Electrical Equipment)	138	11,326
Equifax, Inc. (Professional Services)	170	21,335
Esterline Technologies Corp.* (Aerospace & Defense)	85	7,251
Euronet Worldwide, Inc.* (IT Services)	93	8,550
Expeditors International of Washington, Inc. (Air Freight & Logistics)	273	20,794
Fastenal Co. (Trading Companies & Distributors)	494	28,123
FedEx Corp. (Air Freight & Logistics)	432	106,216
Fidelity National Information Services, Inc. (IT Services)	562	57,959
First Data Corp.* (IT Services)	715	16,631
Fiserv, Inc.* (IT Services)	669	50,496
FleetCor Technologies, Inc.* (IT Services)	144	31,248
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	225	13,185
Flowserve Corp. (Machinery)	204	9,043
Fluor Corp. (Construction & Engineering)	236	12,095
Fortive Corp. (Machinery)	482	39,563
Fortune Brands Home & Security, Inc. (Building Products)	254	14,732
FTI Consulting, Inc.* (Professional Services)	124	9,791
GATX Corp. (Trading Companies & Distributors)	124	10,210
Generac Holdings, Inc.* (Electrical Equipment)	128	6,880
General Dynamics Corp. (Aerospace & Defense)	457	91,290
General Electric Co. (Industrial Conglomerates)	14,561	198,466
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	122	10,492
Genpact, Ltd. (IT Services)	269	8,172
Global Payments, Inc. (IT Services)	299	33,658
Graco, Inc. (Machinery)	250	11,535
Graphic Packaging Holding Co. (Containers & Packaging)	494	7,178
Harris Corp. (Communications Equipment)	165	27,217
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	309	13,590
Healthcare Services Group, Inc. (Commercial Services & Supplies)	92	3,704
HEICO Corp. (Aerospace & Defense)	133	10,157
HEICO Corp.—Class A (Aerospace & Defense)	155	10,036
Hexcel Corp. (Aerospace & Defense)	144	9,937
Hillenbrand, Inc. (Machinery)	130	6,526
Honeywell International, Inc. (Industrial Conglomerates)	1,252	199,882
Hubbell, Inc. (Electrical Equipment)	105	12,941

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 99

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	146	$34,025
IDEX Corp. (Machinery)	102	15,665
Illinois Tool Works, Inc. (Machinery)	476	68,225
Ingersoll-Rand PLC (Machinery)	439	43,246
International Paper Co. (Containers & Packaging)	684	36,751
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	123	20,177
Itron, Inc.* (Electronic Equipment, Instruments & Components)	113	6,916
ITT, Inc. (Machinery)	137	7,764
J.B. Hunt Transport Services, Inc. (Road & Rail)	131	15,707
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	262	7,381
Jack Henry & Associates, Inc. (IT Services)	104	14,009
Jacobs Engineering Group, Inc. (Construction & Engineering)	171	11,565
Johnson Controls International PLC (Building Products)	1,540	57,765
Kansas City Southern Industries, Inc. (Road & Rail)	187	21,742
KBR, Inc. (Construction & Engineering)	237	4,735
Kennametal, Inc. (Machinery)	118	4,597
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	314	18,212
Kirby Corp.* (Marine)	101	8,428
KLX, Inc.* (Aerospace & Defense)	92	6,721
L3 Technologies, Inc. (Aerospace & Defense)	108	23,160
Landstar System, Inc. (Road & Rail)	138	15,339
Lennox International, Inc. (Building Products)	122	26,484
Lincoln Electric Holdings, Inc. (Machinery)	127	11,930
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	82	17,779
Lockheed Martin Corp. (Aerospace & Defense)	440	143,484
Louisiana-Pacific Corp. (Paper & Forest Products)	252	6,784
Macquarie Infrastructure Corp. (Transportation Infrastructure)	113	5,131
ManpowerGroup, Inc. (Professional Services)	141	13,150
Martin Marietta Materials, Inc. (Construction Materials)	132	26,323
Masco Corp. (Building Products)	494	19,923
MasTec, Inc.* (Construction & Engineering)	139	6,470
MAXIMUS, Inc. (IT Services)	139	9,009
Moog, Inc.—Class A (Aerospace & Defense)	106	7,951
MRC Global, Inc.* (Trading Companies & Distributors)	144	3,262
MSA Safety, Inc. (Commercial Services & Supplies)	112	11,299
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	151	12,779
Mueller Industries, Inc. (Machinery)	114	3,775
National Instruments Corp. (Electronic Equipment, Instruments & Components)	203	8,893
Nielsen Holdings PLC (Professional Services)	574	13,523
Nordson Corp. (Machinery)	93	12,472
Norfolk Southern Corp. (Road & Rail)	477	80,613
Northrop Grumman Corp. (Aerospace & Defense)	272	81,733
NOW, Inc.* (Trading Companies & Distributors)	205	3,065
nVent Electric PLC* (Electrical Equipment)	308	8,439
Old Dominion Freight Line, Inc. (Road & Rail)	149	21,873
Oshkosh Corp. (Machinery)	93	6,998
Owens Corning (Building Products)	213	13,253
Owens-Illinois, Inc.* (Containers & Packaging)	306	5,716
PACCAR, Inc. (Machinery)	555	36,475
Packaging Corp. of America (Containers & Packaging)	160	18,064
Parker-Hannifin Corp. (Machinery)	211	35,670
Paychex, Inc. (IT Services)	525	36,236
PayPal Holdings, Inc.* (IT Services)	1,864	153,109
Pentair PLC (Machinery)	308	13,752
PerkinElmer, Inc. (Life Sciences Tools & Services)	213	16,865
Quanta Services, Inc.* (Construction & Engineering)	266	9,063
Raytheon Co. (Aerospace & Defense)	493	97,629
Regal Beloit Corp. (Electrical Equipment)	144	12,377
Republic Services, Inc.—Class A (Commercial Services & Supplies)	357	25,875
Robert Half International, Inc. (Professional Services)	181	13,713
Rockwell Automation, Inc. (Electrical Equipment)	187	35,074
Rockwell Collins, Inc. (Aerospace & Defense)	239	33,219
Roper Technologies, Inc. (Industrial Conglomerates)	189	57,059
Ryder System, Inc. (Road & Rail)	99	7,752
Sabre Corp. (IT Services)	455	11,202
Sealed Air Corp. (Containers & Packaging)	304	13,397
Sensata Technologies Holding PLC* (Electrical Equipment)	263	14,299
Silgan Holdings, Inc. (Containers & Packaging)	93	2,558
Snap-on, Inc. (Machinery)	111	18,824
Sonoco Products Co. (Containers & Packaging)	177	9,880
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	224	20,888
Square, Inc.*—Class A (IT Services)	502	32,454
Stericycle, Inc.* (Commercial Services & Supplies)	131	9,152
Summit Materials, Inc.*—Class A (Construction Materials)	216	5,422
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	624	58,387
Teledyne Technologies, Inc.* (Aerospace & Defense)	117	25,672
Terex Corp. (Machinery)	87	3,838
Tetra Tech, Inc. (Commercial Services & Supplies)	108	6,566
Textron, Inc. (Aerospace & Defense)	465	31,746
The Boeing Co. (Aerospace & Defense)	898	319,957
The Brink’s Co. (Commercial Services & Supplies)	92	7,346
The Middleby Corp.* (Machinery)	108	11,068
The Sherwin-Williams Co. (Chemicals)	120	52,888
The Timken Co. (Machinery)	149	7,338
The Toro Co. (Machinery)	198	11,918
The Western Union Co. (IT Services)	762	15,362
Total System Services, Inc. (IT Services)	245	22,427
TransDigm Group, Inc. (Aerospace & Defense)	85	31,921
TransUnion (Professional Services)	270	19,548

See accompanying notes to the financial statements.

100 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	443	$15,638
Trinity Industries, Inc. (Machinery)	265	10,097
Union Pacific Corp. (Road & Rail)	1,271	190,510
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,139	136,555
United Rentals, Inc.* (Trading Companies & Distributors)	124	18,451
United Technologies Corp. (Aerospace & Defense)	1,242	168,589
Univar, Inc.* (Trading Companies & Distributors)	226	6,213
USG Corp.* (Building Products)	140	6,051
Valmont Industries, Inc. (Construction & Engineering)	74	10,334
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	214	4,901
Verisk Analytics, Inc.*—Class A (Professional Services)	285	31,526
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	209	5,225
Vulcan Materials Co. (Construction Materials)	209	23,408
W.W. Grainger, Inc. (Trading Companies & Distributors)	92	31,883
Wabtec Corp. (Machinery)	131	14,452
Waste Management, Inc. (Commercial Services & Supplies)	631	56,791
Watsco, Inc. (Trading Companies & Distributors)	105	18,114
Welbilt, Inc.* (Machinery)	234	5,335
WESCO International, Inc.* (Trading Companies & Distributors)	80	4,880
WestRock Co. (Containers & Packaging)	467	27,077
WEX, Inc.* (IT Services)	132	25,056
Woodward, Inc. (Machinery)	107	8,903
Worldpay, Inc.* (IT Services)	526	43,232
XPO Logistics, Inc.* (Air Freight & Logistics)	179	17,850
Xylem, Inc. (Machinery)	291	22,279
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	100	13,793
TOTAL COMMON STOCKS (Cost $3,083,890)		6,056,152

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,910,096	$1,910,000	$1,910,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,910,000)		1,910,000
TOTAL INVESTMENT SECURITIES (Cost $4,993,890)—95.3%		7,966,152
Net other assets (liabilities)—4.7%		394,441
NET ASSETS—100.0%		$8,360,593

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,391,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/23/18	2.45%	$3,371,195	$60,212
Dow Jones U.S. Industrials Index	UBS AG	8/23/18	2.30%	3,116,575	65,261
				$6,487,770	$125,473

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 101

Industrials UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,201,912	14.4%
Air Freight & Logistics	302,812	3.6%
Building Products	172,810	2.1%
Chemicals	52,888	0.6%
Commercial Services & Supplies	161,931	1.9%
Communications Equipment	27,217	0.3%
Construction & Engineering	82,461	1.0%
Construction Materials	63,300	0.8%
Containers & Packaging	200,809	2.4%
Electrical Equipment	292,269	3.5%
Electronic Equipment, Instruments & Components	355,229	4.2%
Industrial Conglomerates	677,562	8.1%
IT Services	894,628	10.7%
Life Sciences Tools & Services	16,865	0.2%
Machinery	776,765	9.3%
Marine	8,428	0.1%
Paper & Forest Products	6,784	0.1%
Professional Services	122,586	1.5%
Road & Rail	466,373	5.6%
Trading Companies & Distributors	167,392	2.0%
Transportation Infrastructure	5,131	0.1%
Other**	2,304,441	27.5%
Total	$8,360,593	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (77.7%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	38,844	$2,938,937
8x8, Inc.* (Software)	119,242	2,378,878
Akamai Technologies, Inc.* (Internet Software & Services)	68,767	5,175,404
Alphabet, Inc.*—Class A (Internet Software & Services)	10,203	12,521,326
Alphabet, Inc.*—Class C (Internet Software & Services)	10,355	12,604,727
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	13,659	24,278,053
Arista Networks, Inc.* (Communications Equipment)	19,247	4,922,036
Blucora, Inc.* (Internet Software & Services)	57,942	2,013,485
Box, Inc.*—Class A (Internet Software & Services)	112,791	2,702,472
Citrix Systems, Inc.* (Software)	50,255	5,526,542
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	47,518	2,468,560
Cornerstone OnDemand, Inc.* (Internet Software & Services)	52,475	2,592,265
E*TRADE Financial Corp.* (Capital Markets)	91,436	5,468,787
eBay, Inc.* (Internet Software & Services)	205,438	6,871,901
Ebix, Inc. (Software)	28,658	2,274,012
Endurance International Group Holdings, Inc.* (Internet Software & Services)	169,009	1,385,874
Expedia, Inc. (Internet & Direct Marketing Retail)	45,874	6,139,776
Facebook, Inc.*—Class A (Internet Software & Services)	103,553	17,871,178
GoDaddy, Inc.*—Class A (Internet Software & Services)	68,233	5,023,313
Groupon, Inc.* (Internet & Direct Marketing Retail)	498,573	2,333,322
GrubHub, Inc.* (Internet Software & Services)	43,361	5,285,272
Hubspot, Inc.* (Software)	26,113	3,240,623
j2 Global, Inc. (Internet Software & Services)	38,096	3,232,065
Juniper Networks, Inc. (Communications Equipment)	169,394	4,461,838
LogMeIn, Inc. (Internet Software & Services)	34,583	2,802,952
Netflix, Inc.* (Internet & Direct Marketing Retail)	38,024	12,831,199
NETGEAR, Inc.* (Communications Equipment)	37,531	2,471,416
New Relic, Inc.* (Internet Software & Services)	31,994	3,125,814
NIC, Inc. (Internet Software & Services)	115,063	1,887,033
Okta, Inc.* (Internet Software & Services)	59,893	2,973,687
Pandora Media, Inc.* (Internet Software & Services)	304,048	2,049,284
PayPal Holdings, Inc.* (IT Services)	133,473	10,963,472
Salesforce.com, Inc.* (Software)	84,092	11,533,218
Snap, Inc.* (Software)	226,767	2,834,588
TD Ameritrade Holding Corp. (Capital Markets)	95,402	5,452,224
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	68,696	3,983,681
Twitter, Inc.* (Internet Software & Services)	177,744	5,664,701
Veeva Systems, Inc.*—Class A (Health Care Technology)	57,304	4,333,902
VeriSign, Inc.* (Internet Software & Services)	38,906	5,650,318
Vonage Holdings Corp.* (Diversified Telecommunication Services)	226,842	2,905,846
Web.com Group, Inc.* (Internet Software & Services)	88,047	2,214,382
TOTAL COMMON STOCKS (Cost $156,096,711)		227,388,363

Repurchase Agreements(a)(b) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $83,031,167	$83,027,000	$83,027,000
TOTAL REPURCHASE AGREEMENTS (Cost $83,027,000)		83,027,000
TOTAL INVESTMENT SECURITIES (Cost $239,123,711)—106.1%		310,415,363
Net other assets (liabilities)—(6.1)%		(17,849,561)
NET ASSETS—100.0%		$292,565,802

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $40,917,000.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 103

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	8/23/18	2.45%	$103,741,854	$(7,365,527)
Dow Jones Internet Composite Index	UBS AG	8/23/18	2.30%	107,845,598	(7,894,072)
				$211,587,452	$(15,259,599)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Internet UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Capital Markets	$10,921,011	3.7%
Communications Equipment	11,855,290	4.1%
Diversified Telecommunication Services	5,374,406	1.8%
Health Care Technology	4,333,902	1.5%
Internet & Direct Marketing Retail	49,566,031	16.9%
Internet Software & Services	106,586,390	36.5%
IT Services	10,963,472	3.7%
Software	27,787,861	9.5%
Other**	65,177,439	22.3%
Total	$292,565,802	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (99.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,628	$345,657
A.O. Smith Corp. (Building Products)	370	22,026
Abbott Laboratories (Health Care Equipment & Supplies)	4,736	310,398
AbbVie, Inc. (Biotechnology)	4,070	375,376
ABIOMED, Inc.* (Health Care Equipment & Supplies)	148	52,470
Accenture PLC—Class A (IT Services)	1,110	176,856
Activision Blizzard, Inc. (Software)	2,072	152,126
Adobe Systems, Inc.* (Software)	1,332	325,913
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	740	13,564
Aetna, Inc. (Health Care Providers & Services)	444	83,645
Affiliated Managers Group, Inc. (Capital Markets)	74	11,841
Agilent Technologies, Inc. (Life Sciences Tools & Services)	888	58,644
Air Products & Chemicals, Inc. (Chemicals)	222	36,446
Akamai Technologies, Inc.* (Internet Software & Services)	148	11,138
Albemarle Corp. (Chemicals)	148	13,942
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	148	18,861
Alexion Pharmaceuticals, Inc.* (Biotechnology)	296	39,356
Align Technology, Inc.* (Health Care Equipment & Supplies)	222	79,176
Allegion PLC (Building Products)	148	12,068
Alliance Data Systems Corp. (IT Services)	74	16,641
Alphabet, Inc.*—Class A (Internet Software & Services)	814	998,957
Alphabet, Inc.*—Class C (Internet Software & Services)	814	990,850
Altria Group, Inc. (Tobacco)	2,812	165,008
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,103	1,960,517
American Airlines Group, Inc. (Airlines)	592	23,408
American Express Co. (Consumer Finance)	1,184	117,832
American Tower Corp. (Equity Real Estate Investment Trusts)	1,184	175,517
American Water Works Co., Inc. (Water Utilities)	296	26,122
Ameriprise Financial, Inc. (Capital Markets)	296	43,118
AMETEK, Inc. (Electrical Equipment)	592	46,058
Amgen, Inc. (Biotechnology)	1,036	203,626
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	814	76,117
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	962	92,487
ANSYS, Inc.* (Software)	222	37,491
Anthem, Inc. (Health Care Providers & Services)	370	93,610
Aon PLC (Insurance)	370	53,114
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	222	9,468
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,172	2,506,500
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,738	133,149
Aptiv PLC (Auto Components)	740	72,572
Arthur J. Gallagher & Co. (Insurance)	222	15,840
Autodesk, Inc.* (Software)	370	47,523
Automatic Data Processing, Inc. (IT Services)	1,184	159,828
AutoZone, Inc.* (Specialty Retail)	74	52,209
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	148	26,174
Avery Dennison Corp. (Containers & Packaging)	222	25,460
Bank of America Corp. (Banks)	12,136	374,760
Baxter International, Inc. (Health Care Equipment & Supplies)	740	53,613
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	740	185,275
Biogen, Inc.* (Biotechnology)	370	123,717
BlackRock, Inc.—Class A (Capital Markets)	222	111,613
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	148	300,251
BorgWarner, Inc. (Auto Components)	370	17,027
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	148	18,578
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,700	124,357
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,738	160,858
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,110	246,165
Broadridge Financial Solutions, Inc. (IT Services)	296	33,442
Brown-Forman Corp.—Class B (Beverages)	444	23,630
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	592	13,912
Cadence Design Systems, Inc.* (Software)	740	32,627
CarMax, Inc.* (Specialty Retail)	222	16,579
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	518	30,686
Caterpillar, Inc. (Machinery)	814	117,053
CBOE Holdings, Inc. (Capital Markets)	296	28,750
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	814	40,537
CBS Corp.—Class B (Media)	444	23,385
Celgene Corp.* (Biotechnology)	1,924	173,333
Centene Corp.* (Health Care Providers & Services)	518	67,511
Cerner Corp.* (Health Care Technology)	814	50,533
CF Industries Holdings, Inc. (Chemicals)	296	13,148
Charter Communications, Inc.*—Class A (Media)	518	157,772
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	74	32,091
Church & Dwight Co., Inc. (Household Products)	370	20,683
Cigna Corp. (Health Care Providers & Services)	666	119,494
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	74	7,296
Cintas Corp. (Commercial Services & Supplies)	222	45,395
Cisco Systems, Inc. (Communications Equipment)	5,772	244,098
Citrix Systems, Inc.* (Software)	222	24,413
CME Group, Inc. (Capital Markets)	592	94,199
Cognizant Technology Solutions Corp. (IT Services)	1,554	126,651
Colgate-Palmolive Co. (Household Products)	1,110	74,381
Comcast Corp.—Class A (Media)	6,142	219,762
Comerica, Inc. (Banks)	222	21,521
Constellation Brands, Inc.—Class A (Beverages)	444	93,342
Copart, Inc.* (Commercial Services & Supplies)	518	29,728
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,220	73,660

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 105

Common Stocks, continued

	Shares	Value
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	740	$82,014
CSX Corp. (Road & Rail)	2,368	167,370
D.R. Horton, Inc. (Household Durables)	888	38,805
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	222	23,741
Deere & Co. (Machinery)	444	64,287
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	296	35,940
Dollar General Corp. (Multiline Retail)	296	29,052
Dollar Tree, Inc.* (Multiline Retail)	666	60,793
Dominion Resources, Inc. (Multi-Utilities)	666	47,759
Dover Corp. (Machinery)	222	18,422
DXC Technology Co. (IT Services)	370	31,354
E*TRADE Financial Corp.* (Capital Markets)	740	44,259
eBay, Inc.* (Internet Software & Services)	2,516	84,160
Ecolab, Inc. (Chemicals)	296	41,647
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	592	84,330
Electronic Arts, Inc.* (Software)	814	104,803
Eli Lilly & Co. (Pharmaceuticals)	1,554	153,551
Emerson Electric Co. (Electrical Equipment)	666	48,138
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	518	66,791
Equifax, Inc. (Professional Services)	222	27,861
Equinix, Inc. (Equity Real Estate Investment Trusts)	222	97,521
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	74	17,793
Expedia, Inc. (Internet & Direct Marketing Retail)	222	29,712
Expeditors International of Washington, Inc. (Air Freight & Logistics)	222	16,910
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	370	34,769
F5 Networks, Inc.* (Communications Equipment)	74	12,682
Facebook, Inc.*—Class A (Internet Software & Services)	6,438	1,111,071
Fastenal Co. (Trading Companies & Distributors)	444	25,277
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	74	9,287
FedEx Corp. (Air Freight & Logistics)	370	90,972
Fidelity National Information Services, Inc. (IT Services)	518	53,421
First Horizon National Corp. (Banks)	1	14
FirstEnergy Corp. (Electric Utilities)	518	18,353
Fiserv, Inc.* (IT Services)	1,110	83,783
FleetCor Technologies, Inc.* (IT Services)	222	48,174
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	222	13,009
FMC Corp. (Chemicals)	370	33,256
Fortive Corp. (Machinery)	518	42,517
Fortune Brands Home & Security, Inc. (Building Products)	370	21,460
Garmin, Ltd. (Household Durables)	148	9,243
Gartner, Inc.* (IT Services)	222	30,065
General Dynamics Corp. (Aerospace & Defense)	370	73,911
General Mills, Inc. (Food Products)	592	27,267
GGP, Inc. (Equity Real Estate Investment Trusts)	666	14,199
Gilead Sciences, Inc. (Biotechnology)	2,294	178,542
Global Payments, Inc. (IT Services)	444	49,981
H & R Block, Inc. (Diversified Consumer Services)	370	9,309
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	370	8,236
Harris Corp. (Communications Equipment)	222	36,619
Hasbro, Inc. (Leisure Products)	148	14,742
HCA Holdings, Inc. (Health Care Providers & Services)	370	45,965
Hess Corp. (Oil, Gas & Consumable Fuels)	222	14,570
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	296	23,283
Hologic, Inc.* (Health Care Equipment & Supplies)	740	31,753
Honeywell International, Inc. (Industrial Conglomerates)	1,184	189,026
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	74	17,246
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	222	54,374
Illinois Tool Works, Inc. (Machinery)	814	116,671
Illumina, Inc.* (Life Sciences Tools & Services)	370	120,013
Incyte Corp.* (Biotechnology)	444	29,544
Ingersoll-Rand PLC (Machinery)	296	29,159
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,104	341,703
Intercontinental Exchange, Inc. (Capital Markets)	1,554	114,856
International Flavors & Fragrances, Inc. (Chemicals)	148	19,648
Intuit, Inc. (Software)	666	136,024
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	296	150,425
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	74	12,139
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	222	27,071
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	370	12,991
J.B. Hunt Transport Services, Inc. (Road & Rail)	148	17,745
Johnson & Johnson (Pharmaceuticals)	3,922	519,743
Kansas City Southern Industries, Inc. (Road & Rail)	148	17,208
Kellogg Co. (Food Products)	222	15,769
Kimberly-Clark Corp. (Household Products)	444	50,554
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	444	52,134
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	148	25,950
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	444	84,644
Lennar Corp.—Class A (Household Durables)	444	23,207
LKQ Corp.* (Distributors)	518	17,363
Lockheed Martin Corp. (Aerospace & Defense)	444	144,788
Lowe’s Cos., Inc. (Specialty Retail)	1,480	147,023
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	815	104,152
Marsh & McLennan Cos., Inc. (Insurance)	740	61,686
Martin Marietta Materials, Inc. (Construction Materials)	74	14,757
Masco Corp. (Building Products)	518	20,891

See accompanying notes to the financial statements.

106 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
MasterCard, Inc.—Class A (IT Services)	2,442	$483,516
Mattel, Inc. (Leisure Products)	222	3,523
McCormick & Co., Inc. (Food Products)	148	17,396
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,072	326,422
Medtronic PLC (Health Care Equipment & Supplies)	1,554	140,217
Merck & Co., Inc. (Pharmaceuticals)	2,664	175,478
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	74	43,846
MGM Resorts International (Hotels, Restaurants & Leisure)	592	18,571
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	370	24,690
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	666	62,224
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,108	164,071
Microsoft Corp. (Software)	18,870	2,001,729
Mohawk Industries, Inc.* (Household Durables)	74	13,939
Monster Beverage Corp.* (Beverages)	1,110	66,622
Moody’s Corp. (Capital Markets)	444	75,977
Motorola Solutions, Inc. (Communications Equipment)	444	53,857
MSCI, Inc.—Class A (Capital Markets)	222	36,894
Nektar Therapeutics* (Pharmaceuticals)	444	23,354
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	740	57,365
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,184	399,541
NextEra Energy, Inc. (Electric Utilities)	666	111,582
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,294	176,432
Norfolk Southern Corp. (Road & Rail)	370	62,530
Northern Trust Corp. (Capital Markets)	296	32,329
Northrop Grumman Corp. (Aerospace & Defense)	296	88,945
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	518	25,916
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	444	14,061
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,628	398,633
Oracle Corp. (Software)	4,070	194,058
O’Reilly Automotive, Inc.* (Specialty Retail)	148	45,288
Packaging Corp. of America (Containers & Packaging)	148	16,709
Parker-Hannifin Corp. (Machinery)	222	37,529
Paychex, Inc. (IT Services)	592	40,860
PayPal Holdings, Inc.* (IT Services)	2,960	243,134
PepsiCo, Inc. (Beverages)	1,850	212,750
PerkinElmer, Inc. (Life Sciences Tools & Services)	148	11,719
Perrigo Co. PLC (Pharmaceuticals)	148	11,917
Pfizer, Inc. (Pharmaceuticals)	7,252	289,572
Philip Morris International, Inc. (Tobacco)	2,072	178,814
PPG Industries, Inc. (Chemicals)	296	32,755
Praxair, Inc. (Chemicals)	370	61,975
Principal Financial Group, Inc. (Insurance)	296	17,192
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,406	92,262
Public Storage (Equity Real Estate Investment Trusts)	222	48,358
PulteGroup, Inc. (Household Durables)	740	21,083
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	370	30,251
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,406	90,111
Raymond James Financial, Inc. (Capital Markets)	148	13,555
Raytheon Co. (Aerospace & Defense)	444	87,925
Red Hat, Inc.* (Software)	444	62,706
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	222	81,698
Republic Services, Inc.—Class A (Commercial Services & Supplies)	296	21,454
ResMed, Inc. (Health Care Equipment & Supplies)	370	39,139
Robert Half International, Inc. (Professional Services)	222	16,819
Rockwell Automation, Inc. (Electrical Equipment)	222	41,638
Rockwell Collins, Inc. (Aerospace & Defense)	444	61,712
Roper Technologies, Inc. (Industrial Conglomerates)	296	89,362
Ross Stores, Inc. (Specialty Retail)	666	58,228
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	296	33,377
S&P Global, Inc. (Capital Markets)	666	133,494
Salesforce.com, Inc.* (Software)	1,924	263,877
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	296	46,842
Sealed Air Corp. (Containers & Packaging)	148	6,522
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	444	78,237
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	518	48,992
Southwest Airlines Co. (Airlines)	962	55,950
Stanley Black & Decker, Inc. (Machinery)	296	44,243
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,368	124,060
Stryker Corp. (Health Care Equipment & Supplies)	888	144,966
SVB Financial Group* (Banks)	148	45,566
Symantec Corp. (Software)	740	14,963
Synopsys, Inc.* (Software)	370	33,089
T. Rowe Price Group, Inc. (Capital Markets)	666	79,307
Take-Two Interactive Software, Inc.* (Software)	222	25,090
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	296	13,948
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	666	62,318
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,664	296,556
The Allstate Corp. (Insurance)	444	42,233
The Boeing Co. (Aerospace & Defense)	1,480	527,324
The Charles Schwab Corp. (Capital Markets)	3,256	166,252
The Clorox Co. (Household Products)	222	30,008
The Coca-Cola Co. (Beverages)	4,662	217,389
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	148	38,554
The Estee Lauder Cos., Inc.—Class A (Personal Products)	592	79,884
The Hershey Co. (Food Products)	222	21,803
The Home Depot, Inc. (Specialty Retail)	3,108	613,893
The Nasdaq OMX Group, Inc. (Capital Markets)	148	13,527

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 107

Common Stocks, continued

	Shares	Value
The Procter & Gamble Co. (Household Products)	2,516	$203,494
The Progressive Corp. (Insurance)	1,554	93,256
The Sherwin-Williams Co. (Chemicals)	222	97,842
The TJX Cos., Inc. (Specialty Retail)	740	71,972
The Walt Disney Co. (Media)	1,850	210,086
The Western Union Co. (IT Services)	518	10,443
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	814	190,906
Tiffany & Co. (Specialty Retail)	148	20,359
Torchmark Corp. (Insurance)	148	13,034
Total System Services, Inc. (IT Services)	444	40,644
Tractor Supply Co. (Specialty Retail)	148	11,550
TransDigm Group, Inc. (Aerospace & Defense)	148	55,580
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	74	4,291
Twitter, Inc.* (Internet Software & Services)	1,776	56,601
UDR, Inc. (Equity Real Estate Investment Trusts)	444	17,085
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	74	18,085
Union Pacific Corp. (Road & Rail)	1,110	166,378
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	888	106,462
United Rentals, Inc.* (Trading Companies & Distributors)	222	33,034
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,590	655,840
V.F. Corp. (Textiles, Apparel & Luxury Goods)	518	47,692
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	148	17,087
VeriSign, Inc.* (Internet Software & Services)	222	32,241
Verisk Analytics, Inc.*—Class A (Professional Services)	296	32,743
Vertex Pharmaceuticals, Inc.* (Biotechnology)	666	116,583
Visa, Inc.—Class A (IT Services)	4,810	657,720
Vornado Realty Trust (Equity Real Estate Investment Trusts)	296	21,288
Vulcan Materials Co. (Construction Materials)	148	16,576
Waste Management, Inc. (Commercial Services & Supplies)	1,036	93,240
Waters Corp.* (Life Sciences Tools & Services)	222	43,794
WEC Energy Group, Inc. (Multi-Utilities)	370	24,557
Willis Towers Watson PLC (Insurance)	148	23,594
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	222	37,025
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	444	31,999
Xylem, Inc. (Machinery)	370	28,327
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	370	29,337
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	296	37,154
Zoetis, Inc. (Pharmaceuticals)	1,332	115,191
TOTAL COMMON STOCKS (Cost $21,628,606)		34,481,359

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $76,004	$76,000	$76,000
TOTAL REPURCHASE AGREEMENTS (Cost $76,000)		76,000
TOTAL INVESTMENT SECURITIES (Cost $21,704,606)—99.7%		34,557,359
Net other assets (liabilities)—0.3%		113,514
NET ASSETS—100.0%		$34,670,873

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

108 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Large-Cap Growth ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,057,431	3.0%
Air Freight & Logistics	214,344	0.6%
Airlines	79,358	0.2%
Auto Components	89,599	0.3%
Banks	441,861	1.3%
Beverages	613,733	1.8%
Biotechnology	1,321,775	3.8%
Building Products	76,445	0.2%
Capital Markets	999,972	2.9%
Chemicals	350,659	1.0%
Commercial Services & Supplies	189,817	0.5%
Communications Equipment	347,256	1.0%
Construction Materials	31,333	0.1%
Consumer Finance	117,832	0.3%
Containers & Packaging	48,691	0.1%
Distributors	17,363	0.1%
Diversified Consumer Services	9,309	NM
Electric Utilities	129,934	0.4%
Electrical Equipment	135,834	0.4%
Electronic Equipment, Instruments & Components	237,243	0.7%
Equity Real Estate Investment Trusts	857,184	2.5%
Food Products	82,235	0.2%
Health Care Equipment & Supplies	1,543,287	4.5%
Health Care Providers & Services	1,092,015	3.1%
Health Care Technology	50,533	0.1%
Hotels, Restaurants & Leisure	808,661	2.3%
Household Durables	106,277	0.3%
Household Products	379,120	1.1%
Independent Power & Renewable Electricity Producers	14,061	NM
Industrial Conglomerates	624,045	1.8%
Insurance	319,949	0.9%
Internet & Direct Marketing Retail	2,694,311	7.8%
Internet Software & Services	3,285,018	9.6%
IT Services	2,286,513	6.6%
Leisure Products	18,265	0.1%
Life Sciences Tools & Services	495,993	1.4%
Machinery	498,208	1.4%
Media	611,005	1.8%
Multiline Retail	89,845	0.3%
Multi-Utilities	72,316	0.2%
Oil, Gas & Consumable Fuels	102,569	0.3%
Personal Products	79,884	0.2%
Pharmaceuticals	1,449,664	4.2%
Professional Services	77,423	0.2%
Real Estate Management & Development	40,537	0.1%
Road & Rail	431,231	1.2%
Semiconductors & Semiconductor Equipment	2,086,683	6.0%
Software	3,456,434	10.1%
Specialty Retail	1,055,186	3.0%
Technology Hardware, Storage & Peripherals	2,563,865	7.4%
Textiles, Apparel & Luxury Goods	270,998	0.8%
Tobacco	343,822	1.0%
Trading Companies & Distributors	58,311	0.2%
Water Utilities	26,122	0.1%
Other**	189,514	0.5%
Total	$34,670,873	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 109

Common Stocks (99.1%)

	Shares	Value
Accenture PLC—Class A (IT Services)	98	$15,614
Advance Auto Parts, Inc. (Specialty Retail)	49	6,920
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	294	5,389
Aetna, Inc. (Health Care Providers & Services)	98	18,462
Affiliated Managers Group, Inc. (Capital Markets)	49	7,840
Aflac, Inc. (Insurance)	392	18,244
Air Products & Chemicals, Inc. (Chemicals)	49	8,044
Akamai Technologies, Inc.* (Internet Software & Services)	49	3,688
Alaska Air Group, Inc. (Airlines)	49	3,079
Albemarle Corp. (Chemicals)	49	4,616
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	49	6,245
Alexion Pharmaceuticals, Inc.* (Biotechnology)	49	6,515
Allegion PLC (Building Products)	49	3,995
Allergan PLC (Pharmaceuticals)	196	36,082
Alliance Data Systems Corp. (IT Services)	49	11,019
Alliant Energy Corp. (Electric Utilities)	98	4,211
Altria Group, Inc. (Tobacco)	441	25,878
Ameren Corp. (Multi-Utilities)	147	9,123
American Airlines Group, Inc. (Airlines)	98	3,875
American Electric Power Co., Inc. (Electric Utilities)	245	17,429
American Express Co. (Consumer Finance)	147	14,630
American International Group, Inc. (Insurance)	441	24,348
American Water Works Co., Inc. (Water Utilities)	49	4,324
Ameriprise Financial, Inc. (Capital Markets)	49	7,138
AmerisourceBergen Corp. (Health Care Providers & Services)	98	8,019
Amgen, Inc. (Biotechnology)	147	28,893
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	245	17,922
Andeavor (Oil, Gas & Consumable Fuels)	49	7,353
Anthem, Inc. (Health Care Providers & Services)	49	12,397
Aon PLC (Insurance)	49	7,034
Apache Corp. (Oil, Gas & Consumable Fuels)	196	9,016
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	49	2,090
Archer-Daniels-Midland Co. (Food Products)	294	14,188
Arconic, Inc. (Aerospace & Defense)	196	4,251
Arthur J. Gallagher & Co. (Insurance)	49	3,496
Assurant, Inc. (Insurance)	49	5,405
AT&T, Inc. (Diversified Telecommunication Services)	3,724	119,057
Autodesk, Inc.* (Software)	49	6,294
AutoZone, Inc.* (Specialty Retail)	49	34,572
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	49	8,666
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	196	6,778
Ball Corp. (Containers & Packaging)	196	7,638
Bank of America Corp. (Banks)	2,499	77,169
Baxter International, Inc. (Health Care Equipment & Supplies)	98	7,100
BB&T Corp. (Banks)	392	19,918
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	980	193,913
Best Buy Co., Inc. (Specialty Retail)	147	11,029
Biogen, Inc.* (Biotechnology)	49	16,384
BlackRock, Inc.—Class A (Capital Markets)	49	24,635
BorgWarner, Inc. (Auto Components)	49	2,255
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	49	6,151
Brighthouse Financial, Inc.* (Insurance)	49	2,128
Bristol-Myers Squibb Co. (Pharmaceuticals)	294	17,273
Brown-Forman Corp.—Class B (Beverages)	49	2,608
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	49	4,519
CA, Inc. (Software)	147	6,499
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	147	3,455
Campbell Soup Co. (Food Products)	98	4,008
Capital One Financial Corp. (Consumer Finance)	245	23,109
Cardinal Health, Inc. (Health Care Providers & Services)	147	7,343
CarMax, Inc.* (Specialty Retail)	49	3,659
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	98	5,806
Caterpillar, Inc. (Machinery)	147	21,139
CBS Corp.—Class B (Media)	98	5,162
CenterPoint Energy, Inc. (Multi-Utilities)	196	5,582
CenturyLink, Inc. (Diversified Telecommunication Services)	490	9,197
CF Industries Holdings, Inc. (Chemicals)	49	2,177
Chevron Corp. (Oil, Gas & Consumable Fuels)	980	123,745
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	49	21,250
Chubb, Ltd. (Insurance)	245	34,230
Church & Dwight Co., Inc. (Household Products)	49	2,739
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	49	4,831
Cincinnati Financial Corp. (Insurance)	98	7,412
Cisco Systems, Inc. (Communications Equipment)	1,274	53,876
Citigroup, Inc. (Banks)	1,323	95,110
Citizens Financial Group, Inc. (Banks)	245	9,746
Citrix Systems, Inc.* (Software)	49	5,389
CME Group, Inc. (Capital Markets)	49	7,797
CMS Energy Corp. (Multi-Utilities)	147	7,106
Colgate-Palmolive Co. (Household Products)	245	16,417
Comcast Corp.—Class A (Media)	1,176	42,076
Comerica, Inc. (Banks)	49	4,750
ConAgra Foods, Inc. (Food Products)	196	7,195
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	98	14,293
ConocoPhillips (Oil, Gas & Consumable Fuels)	588	42,436
Consolidated Edison, Inc. (Multi-Utilities)	147	11,603
Costco Wholesale Corp. (Food & Staples Retailing)	245	53,584
Coty, Inc. (Personal Products)	245	3,285
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	49	5,431
Cummins, Inc. (Machinery)	98	13,995
CVS Health Corp. (Food & Staples Retailing)	539	34,960

See accompanying notes to the financial statements.

110 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Danaher Corp. (Health Care Equipment & Supplies)	294	$30,159
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	49	5,240
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	49	3,444
Deere & Co. (Machinery)	98	14,189
Delta Air Lines, Inc. (Airlines)	343	18,666
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	98	4,715
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	245	11,027
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	49	5,950
Discover Financial Services (Consumer Finance)	196	13,996
Discovery Communications, Inc.*—Class A (Media)	98	2,605
Discovery Communications, Inc.*—Class C (Media)	196	4,812
Dish Network Corp.*—Class A (Media)	98	3,093
Dollar General Corp. (Multiline Retail)	49	4,809
Dominion Resources, Inc. (Multi-Utilities)	196	14,055
Dover Corp. (Machinery)	49	4,066
DowDuPont, Inc. (Chemicals)	1,176	80,873
DTE Energy Co. (Multi-Utilities)	98	10,637
Duke Energy Corp. (Electric Utilities)	343	27,996
Duke Realty Corp. (Equity Real Estate Investment Trusts)	196	5,708
DXC Technology Co. (IT Services)	49	4,152
Eastman Chemical Co. (Chemicals)	49	5,077
Eaton Corp. PLC (Electrical Equipment)	245	20,377
Ecolab, Inc. (Chemicals)	49	6,894
Edison International (Electric Utilities)	147	9,795
Eli Lilly & Co. (Pharmaceuticals)	196	19,367
Emerson Electric Co. (Electrical Equipment)	196	14,167
Entergy Corp. (Electric Utilities)	98	7,965
Envision Healthcare Corp.* (Health Care Providers & Services)	49	2,169
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	196	25,272
EQT Corp. (Oil, Gas & Consumable Fuels)	147	7,303
Equifax, Inc. (Professional Services)	49	6,150
Equity Residential (Equity Real Estate Investment Trusts)	196	12,823
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	49	11,782
Everest Re Group, Ltd. (Insurance)	49	10,699
Evergy, Inc. (Electric Utilities)	147	8,245
Eversource Energy (Electric Utilities)	147	8,926
Exelon Corp. (Electric Utilities)	490	20,825
Expedia, Inc. (Internet & Direct Marketing Retail)	49	6,558
Expeditors International of Washington, Inc. (Air Freight & Logistics)	49	3,732
Express Scripts Holding Co.* (Health Care Providers & Services)	294	23,361
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,156	175,736
F5 Networks, Inc.* (Communications Equipment)	49	8,398
Fastenal Co. (Trading Companies & Distributors)	49	2,790
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	49	6,150
FedEx Corp. (Air Freight & Logistics)	49	12,048
Fidelity National Information Services, Inc. (IT Services)	49	5,053
Fifth Third Bancorp (Banks)	343	10,149
First Horizon National Corp. (Banks)	1	15
FirstEnergy Corp. (Electric Utilities)	147	5,208
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	49	2,871
Flowserve Corp. (Machinery)	49	2,172
Fluor Corp. (Construction & Engineering)	49	2,511
Foot Locker, Inc. (Specialty Retail)	49	2,392
Ford Motor Co. (Automobiles)	2,009	20,170
Fortive Corp. (Machinery)	49	4,022
Franklin Resources, Inc. (Capital Markets)	147	5,045
Freeport-McMoRan, Inc. (Metals & Mining)	686	11,319
Garmin, Ltd. (Household Durables)	49	3,060
General Dynamics Corp. (Aerospace & Defense)	49	9,788
General Electric Co. (Industrial Conglomerates)	4,410	60,108
General Mills, Inc. (Food Products)	196	9,028
General Motors Co. (Automobiles)	637	24,149
Genuine Parts Co. (Distributors)	98	9,537
GGP, Inc. (Equity Real Estate Investment Trusts)	196	4,179
Gilead Sciences, Inc. (Biotechnology)	245	19,068
H & R Block, Inc. (Diversified Consumer Services)	49	1,233
Halliburton Co. (Energy Equipment & Services)	441	18,707
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	98	2,181
Harley-Davidson, Inc. (Automobiles)	98	4,203
Harris Corp. (Communications Equipment)	49	8,083
Hartford Financial Services Group, Inc. (Insurance)	196	10,329
Hasbro, Inc. (Leisure Products)	49	4,881
HCA Holdings, Inc. (Health Care Providers & Services)	49	6,087
HCP, Inc. (Equity Real Estate Investment Trusts)	245	6,346
Helmerich & Payne, Inc. (Energy Equipment & Services)	49	3,006
Henry Schein, Inc.* (Health Care Providers & Services)	98	7,782
Hess Corp. (Oil, Gas & Consumable Fuels)	98	6,432
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	784	12,105
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	98	7,709
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	98	7,309
Honeywell International, Inc. (Industrial Conglomerates)	147	23,469
Hormel Foods Corp. (Food Products)	147	5,288
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	392	8,208

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 111

Common Stocks, continued

	Shares	Value
HP, Inc. (Technology Hardware, Storage & Peripherals)	833	$19,226
Humana, Inc. (Health Care Providers & Services)	49	15,395
Huntington Bancshares, Inc. (Banks)	539	8,322
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	49	11,419
IHS Markit, Ltd.* (Professional Services)	196	10,394
Ingersoll-Rand PLC (Machinery)	49	4,827
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,029	49,495
International Business Machines Corp. (IT Services)	441	63,915
International Flavors & Fragrances, Inc. (Chemicals)	49	6,505
International Paper Co. (Containers & Packaging)	196	10,532
Invesco, Ltd. (Capital Markets)	196	5,290
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	49	5,975
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	98	3,441
J.B. Hunt Transport Services, Inc. (Road & Rail)	49	5,875
Jacobs Engineering Group, Inc. (Construction & Engineering)	49	3,314
Jefferies Financial Group, Inc. (Capital Markets)	147	3,565
Johnson & Johnson (Pharmaceuticals)	637	84,415
Johnson Controls International PLC (Building Products)	490	18,381
JPMorgan Chase & Co. (Banks)	1,715	197,140
Juniper Networks, Inc. (Communications Equipment)	196	5,163
Kansas City Southern Industries, Inc. (Road & Rail)	49	5,697
Kellogg Co. (Food Products)	98	6,961
KeyCorp (Banks)	539	11,249
Kimberly-Clark Corp. (Household Products)	98	11,158
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	196	3,271
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	980	17,424
Kohl’s Corp. (Multiline Retail)	98	7,239
L Brands, Inc. (Specialty Retail)	147	4,655
L3 Technologies, Inc. (Aerospace & Defense)	49	10,508
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	49	8,592
Leggett & Platt, Inc. (Household Durables)	49	2,135
Lennar Corp.—Class A (Household Durables)	49	2,561
Lincoln National Corp. (Insurance)	98	6,674
LKQ Corp.* (Distributors)	49	1,642
Lockheed Martin Corp. (Aerospace & Defense)	49	15,979
Loews Corp. (Insurance)	147	7,465
Lowe’s Cos., Inc. (Specialty Retail)	147	14,603
LyondellBasell Industries N.V.—Class A (Chemicals)	147	16,286
M&T Bank Corp. (Banks)	98	16,988
Macy’s, Inc. (Multiline Retail)	147	5,840
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	441	9,314
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	245	19,803
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	82
Marsh & McLennan Cos., Inc. (Insurance)	98	8,169
Martin Marietta Materials, Inc. (Construction Materials)	49	9,772
Masco Corp. (Building Products)	49	1,976
Mattel, Inc. (Leisure Products)	147	2,333
McCormick & Co., Inc. (Food Products)	49	5,759
McKesson Corp. (Health Care Providers & Services)	98	12,309
Medtronic PLC (Health Care Equipment & Supplies)	392	35,370
Merck & Co., Inc. (Pharmaceuticals)	882	58,097
MetLife, Inc. (Insurance)	539	24,653
MGM Resorts International (Hotels, Restaurants & Leisure)	147	4,611
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	49	4,938
Mohawk Industries, Inc.* (Household Durables)	49	9,229
Molson Coors Brewing Co.—Class B (Beverages)	98	6,566
Mondelez International, Inc.—Class A (Food Products)	735	31,884
Morgan Stanley (Capital Markets)	686	34,684
Mylan N.V.* (Pharmaceuticals)	245	9,141
National Oilwell Varco, Inc. (Energy Equipment & Services)	196	9,530
Newell Rubbermaid, Inc. (Household Durables)	245	6,417
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	98	2,815
Newmont Mining Corp. (Metals & Mining)	294	10,784
News Corp.—Class A (Media)	196	2,954
News Corp.—Class B (Media)	49	750
NextEra Energy, Inc. (Electric Utilities)	98	16,419
Nielsen Holdings PLC (Professional Services)	147	3,463
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	196	15,075
NiSource, Inc. (Multi-Utilities)	196	5,131
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	245	8,842
Nordstrom, Inc. (Multiline Retail)	49	2,568
Norfolk Southern Corp. (Road & Rail)	98	16,562
Northern Trust Corp. (Capital Markets)	49	5,352
Northrop Grumman Corp. (Aerospace & Defense)	49	14,724
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	49	1,552
Nucor Corp. (Metals & Mining)	147	9,839
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	392	32,901
Omnicom Group, Inc. (Media)	98	6,745
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	196	13,806
Oracle Corp. (Software)	735	35,044
O’Reilly Automotive, Inc.* (Specialty Retail)	49	14,994
PACCAR, Inc. (Machinery)	196	12,881
Packaging Corp. of America (Containers & Packaging)	49	5,532
Parker-Hannifin Corp. (Machinery)	49	8,283

See accompanying notes to the financial statements.

112 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Paychex, Inc. (IT Services)	49	$3,382
Pentair PLC (Machinery)	98	4,376
People’s United Financial, Inc. (Banks)	196	3,573
PepsiCo, Inc. (Beverages)	392	45,080
PerkinElmer, Inc. (Life Sciences Tools & Services)	49	3,880
Perrigo Co. PLC (Pharmaceuticals)	49	3,945
Pfizer, Inc. (Pharmaceuticals)	1,617	64,567
PG&E Corp. (Electric Utilities)	245	10,555
Philip Morris International, Inc. (Tobacco)	392	33,829
Phillips 66 (Oil, Gas & Consumable Fuels)	196	24,175
Pinnacle West Capital Corp. (Electric Utilities)	49	3,941
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	98	18,548
PNC Financial Services Group, Inc. (Banks)	245	35,483
PPG Industries, Inc. (Chemicals)	49	5,422
PPL Corp. (Electric Utilities)	343	9,868
Praxair, Inc. (Chemicals)	49	8,208
Principal Financial Group, Inc. (Insurance)	49	2,846
Prudential Financial, Inc. (Insurance)	196	19,778
Public Service Enterprise Group, Inc. (Multi-Utilities)	245	12,632
Public Storage (Equity Real Estate Investment Trusts)	49	10,674
PVH Corp. (Textiles, Apparel & Luxury Goods)	49	7,522
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	490	31,404
Quanta Services, Inc.* (Construction & Engineering)	98	3,339
Quest Diagnostics, Inc. (Health Care Providers & Services)	49	5,278
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	49	6,614
Raymond James Financial, Inc. (Capital Markets)	49	4,488
Raytheon Co. (Aerospace & Defense)	49	9,703
Realty Income Corp. (Equity Real Estate Investment Trusts)	147	8,198
Regency Centers Corp. (Equity Real Estate Investment Trusts)	98	6,236
Regions Financial Corp. (Banks)	588	10,943
Republic Services, Inc.—Class A (Commercial Services & Supplies)	49	3,552
Robert Half International, Inc. (Professional Services)	49	3,712
Rockwell Automation, Inc. (Electrical Equipment)	49	9,190
Ross Stores, Inc. (Specialty Retail)	49	4,284
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	49	5,525
SCANA Corp. (Multi-Utilities)	49	1,960
Schlumberger, Ltd. (Energy Equipment & Services)	686	46,318
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	147	7,735
Sealed Air Corp. (Containers & Packaging)	49	2,159
Sempra Energy (Multi-Utilities)	147	16,992
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	98	17,268
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	49	5,052
Snap-on, Inc. (Machinery)	49	8,310
Southwest Airlines Co. (Airlines)	98	5,700
Stanley Black & Decker, Inc. (Machinery)	49	7,324
Starbucks Corp. (Hotels, Restaurants & Leisure)	245	12,836
State Street Corp. (Capital Markets)	196	17,309
Stericycle, Inc.* (Commercial Services & Supplies)	49	3,423
SunTrust Banks, Inc. (Banks)	245	17,657
Symantec Corp. (Software)	196	3,963
Synchrony Financial (Consumer Finance)	343	9,926
Sysco Corp. (Food & Staples Retailing)	245	16,466
Take-Two Interactive Software, Inc.* (Software)	49	5,538
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	98	4,618
Target Corp. (Multiline Retail)	294	23,721
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	49	4,585
TechnipFMC PLC (Energy Equipment & Services)	245	7,975
Textron, Inc. (Aerospace & Defense)	147	10,036
The AES Corp. (Independent Power & Renewable Electricity Producers)	343	4,582
The Allstate Corp. (Insurance)	98	9,322
The Bank of New York Mellon Corp. (Capital Markets)	539	28,820
The Clorox Co. (Household Products)	49	6,623
The Coca-Cola Co. (Beverages)	1,078	50,267
The Gap, Inc. (Specialty Retail)	98	2,957
The Goldman Sachs Group, Inc. (Capital Markets)	196	46,536
The Goodyear Tire & Rubber Co. (Auto Components)	98	2,373
The Hershey Co. (Food Products)	49	4,812
The Interpublic Group of Cos., Inc. (Media)	196	4,420
The JM Smucker Co.—Class A (Food Products)	49	5,445
The Kraft Heinz Co. (Food Products)	294	17,714
The Kroger Co. (Food & Staples Retailing)	392	11,368
The Macerich Co. (Equity Real Estate Investment Trusts)	49	2,894
The Mosaic Co. (Chemicals)	196	5,902
The Nasdaq OMX Group, Inc. (Capital Markets)	49	4,479
The Procter & Gamble Co. (Household Products)	784	63,411
The Southern Co. (Electric Utilities)	539	26,195
The TJX Cos., Inc. (Specialty Retail)	196	19,063
The Travelers Cos., Inc. (Insurance)	147	19,131
The Walt Disney Co. (Media)	392	44,515
The Western Union Co. (IT Services)	147	2,964
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	441	13,120
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	49	11,492
Tiffany & Co. (Specialty Retail)	49	6,740
Torchmark Corp. (Insurance)	49	4,315
Tractor Supply Co. (Specialty Retail)	49	3,824
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	49	2,842

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 113

Common Stocks, continued

	Shares	Value
Twenty-First Century Fox, Inc.—Class A (Media)	539	$24,254
Twenty-First Century Fox, Inc.—Class B (Media)	245	10,883
Tyson Foods, Inc.—Class A (Food Products)	147	8,475
U.S. Bancorp (Banks)	784	41,560
UDR, Inc. (Equity Real Estate Investment Trusts)	49	1,886
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	49	11,975
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	98	1,957
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	98	1,837
Union Pacific Corp. (Road & Rail)	196	29,379
United Continental Holdings, Inc.* (Airlines)	98	7,879
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	196	23,499
United Technologies Corp. (Aerospace & Defense)	392	53,210
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	49	5,983
Unum Group (Insurance)	98	3,894
V.F. Corp. (Textiles, Apparel & Luxury Goods)	49	4,511
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	196	23,197
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	49	5,657
Ventas, Inc. (Equity Real Estate Investment Trusts)	196	11,050
Verisk Analytics, Inc.*—Class A (Professional Services)	49	5,420
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,107	108,805
Viacom, Inc.—Class B (Media)	196	5,694
Vornado Realty Trust (Equity Real Estate Investment Trusts)	49	3,524
Vulcan Materials Co. (Construction Materials)	49	5,488
W.W. Grainger, Inc. (Trading Companies & Distributors)	49	16,981
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	441	29,820
Wal-Mart Stores, Inc. (Food & Staples Retailing)	735	65,585
WEC Energy Group, Inc. (Multi-Utilities)	98	6,504
Wells Fargo & Co. (Banks)	2,254	129,132
Welltower, Inc. (Equity Real Estate Investment Trusts)	196	12,269
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	147	10,312
WestRock Co. (Containers & Packaging)	147	8,523
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	392	13,398
Whirlpool Corp. (Household Durables)	49	6,424
Willis Towers Watson PLC (Insurance)	49	7,812
Xcel Energy, Inc. (Electric Utilities)	245	11,481
Xerox Corp. (Technology Hardware, Storage & Peripherals)	98	2,545
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	49	3,531
XL Group, Ltd. (Insurance)	147	8,266
Xylem, Inc. (Machinery)	49	3,751
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	98	7,770
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	49	6,150
Zions Bancorp (Banks)	98	5,067
TOTAL COMMON STOCKS (Cost $3,987,198)		5,879,508
TOTAL INVESTMENT SECURITIES (Cost $3,987,198)—99.1%		5,879,508
Net other assets (liabilities)—0.9%		51,867
NET ASSETS—100.0%		$5,931,375

*	Non-income producing security.

See accompanying notes to the financial statements.

114 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Large-Cap Value ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$139,619	2.4%
Air Freight & Logistics	43,798	0.7%
Airlines	39,199	0.7%
Auto Components	4,628	0.1%
Automobiles	48,522	0.8%
Banks	693,970	11.5%
Beverages	104,521	1.8%
Biotechnology	70,860	1.2%
Building Products	24,352	0.4%
Capital Markets	202,978	3.4%
Chemicals	150,005	2.5%
Commercial Services & Supplies	6,975	0.1%
Communications Equipment	75,520	1.3%
Construction & Engineering	9,164	0.2%
Construction Materials	15,260	0.3%
Consumer Finance	61,661	1.0%
Containers & Packaging	34,384	0.6%
Distributors	11,179	0.2%
Diversified Consumer Services	1,233	NM
Diversified Financial Services	193,913	3.3%
Diversified Telecommunication Services	237,059	4.0%
Electric Utilities	189,059	3.2%
Electrical Equipment	43,734	0.7%
Electronic Equipment, Instruments & Components	7,456	0.1%
Energy Equipment & Services	92,314	1.6%
Equity Real Estate Investment Trusts	193,828	3.3%
Food & Staples Retailing	211,782	3.6%
Food Products	120,757	2.0%
Health Care Equipment & Supplies	89,151	1.5%
Health Care Providers & Services	136,621	2.3%
Hotels, Restaurants & Leisure	70,829	1.2%
Household Durables	29,826	0.5%
Household Products	100,348	1.7%
Independent Power & Renewable Electricity Producers	6,134	0.1%
Industrial Conglomerates	83,577	1.4%
Insurance	245,650	4.1%
Internet & Direct Marketing Retail	9,400	0.2%
Internet Software & Services	3,688	0.1%
IT Services	106,099	1.8%
Leisure Products	7,214	0.1%
Life Sciences Tools & Services	21,347	0.4%
Machinery	109,336	1.8%
Media	157,964	2.7%
Metals & Mining	31,942	0.5%
Multiline Retail	44,177	0.7%
Multi-Utilities	101,325	1.7%
Oil, Gas & Consumable Fuels	640,073	10.8%
Personal Products	3,285	0.1%
Pharmaceuticals	292,887	4.9%
Professional Services	29,139	0.5%
Road & Rail	57,513	1.0%
Semiconductors & Semiconductor Equipment	89,819	1.5%
Software	62,727	1.1%
Specialty Retail	141,667	2.4%
Technology Hardware, Storage & Peripherals	51,923	0.9%
Textiles, Apparel & Luxury Goods	44,315	0.7%
Tobacco	59,707	1.0%
Trading Companies & Distributors	19,771	0.3%
Water Utilities	4,324	0.1%
Other**	51,867	0.9%
Total	$5,931,375	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 115

Common Stocks (60.5%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	440	$19,056
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	572	22,583
ACI Worldwide, Inc.* (Software)	792	20,465
Acuity Brands, Inc. (Electrical Equipment)	264	36,704
Acxiom Corp.* (IT Services)	528	21,405
Adtalem Global Education, Inc.* (Diversified Consumer Services)	440	24,002
AECOM Technology Corp.* (Construction & Engineering)	1,100	36,916
AGCO Corp. (Machinery)	440	27,729
Akorn, Inc.* (Pharmaceuticals)	660	12,223
Alexander & Baldwin, Inc. (Real Estate Management & Development)	484	11,592
Alleghany Corp. (Insurance)	88	55,376
Allegheny Technologies, Inc.* (Metals & Mining)	880	24,464
ALLETE, Inc. (Electric Utilities)	352	27,291
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,232	15,080
AMC Networks, Inc.*—Class A (Media)	308	18,569
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	968	39,930
American Eagle Outfitters, Inc. (Specialty Retail)	1,188	29,914
American Financial Group, Inc. (Insurance)	484	54,542
Apergy Corp.* (Energy Equipment & Services)	528	21,648
AptarGroup, Inc. (Containers & Packaging)	440	45,069
Aqua America, Inc. (Water Utilities)	1,232	45,510
ARRIS International PLC* (Communications Equipment)	1,232	31,120
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	616	46,717
Ashland Global Holdings, Inc. (Chemicals)	440	36,128
Aspen Insurance Holdings, Ltd. (Insurance)	396	16,018
Associated Banc-Corp. (Banks)	1,188	32,076
Atmos Energy Corp. (Gas Utilities)	792	72,762
AutoNation, Inc.* (Specialty Retail)	396	19,218
Avanos Medical, Inc.*—Class I (Oil, Gas & Consumable Fuels)	308	17,002
Avis Budget Group, Inc.* (Road & Rail)	484	16,867
Avnet, Inc. (Electronic Equipment, Instruments & Components)	836	36,659
BancorpSouth Bank (Banks)	572	18,819
Bank of Hawaii Corp. (Banks)	308	24,791
Bank OZK (Equity Real Estate Investment Trusts)	836	34,192
Bed Bath & Beyond, Inc. (Specialty Retail)	968	18,131
Belden, Inc. (Electronic Equipment, Instruments & Components)	264	17,094
Bemis Co., Inc. (Containers & Packaging)	616	28,281
Big Lots, Inc. (Multiline Retail)	308	13,376
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	132	40,478
Bio-Techne Corp. (Life Sciences Tools & Services)	264	42,409
Black Hills Corp. (Multi-Utilities)	352	21,109
Blackbaud, Inc. (Software)	352	35,133
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	572	21,364
Brinker International, Inc. (Hotels, Restaurants & Leisure)	308	14,528
Brown & Brown, Inc. (Insurance)	1,584	46,348
Brunswick Corp. (Leisure Products)	616	39,609
Cable One, Inc. (Media)	44	31,850
Cabot Corp. (Chemicals)	440	29,084
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,540	16,570
Camden Property Trust (Equity Real Estate Investment Trusts)	660	61,109
Cantel Medical Corp. (Health Care Equipment & Supplies)	264	24,475
Carlisle Cos., Inc. (Industrial Conglomerates)	440	54,050
Carpenter Technology Corp. (Metals & Mining)	308	16,869
Cars.com, Inc.* (Internet Software & Services)	484	13,731
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	308	32,288
Casey’s General Stores, Inc. (Food & Staples Retailing)	264	28,876
Catalent, Inc.* (Pharmaceuticals)	924	38,531
Cathay General Bancorp, Inc. (Banks)	528	21,960
CDK Global, Inc. (Software)	880	54,956
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	352	43,754
Chemed Corp. (Health Care Providers & Services)	132	41,716
Chemical Financial Corp. (Banks)	484	27,491
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	6,336	29,906
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	88	25,164
Ciena Corp.* (Communications Equipment)	1,012	25,705
Cinemark Holdings, Inc. (Media)	748	26,868
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	440	19,034
Clean Harbors, Inc.* (Commercial Services & Supplies)	352	20,039
CNO Financial Group, Inc. (Insurance)	1,144	23,280
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,364	22,206
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,188	62,703
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	176	27,819
Commerce Bancshares, Inc. (Banks)	660	44,087
Commercial Metals Co. (Metals & Mining)	792	17,693
CommVault Systems, Inc.* (Software)	308	19,989
Compass Minerals International, Inc. (Metals & Mining)	220	14,927
Convergys Corp. (IT Services)	616	15,154
Core Laboratories N.V. (Energy Equipment & Services)	308	34,534
Corecivic, Inc. (Equity Real Estate Investment Trusts)	836	21,435
CoreLogic, Inc.* (IT Services)	572	27,856
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	220	24,662
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	704	20,937

See accompanying notes to the financial statements.

116 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,904	$27,065
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	176	25,783
Crane Co. (Machinery)	352	31,881
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	704	33,194
Cullen/Frost Bankers, Inc. (Banks)	396	43,754
Curtiss-Wright Corp. (Aerospace & Defense)	308	40,973
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,508	44,667
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	704	43,592
Dana Holding Corp. (Auto Components)	1,012	21,606
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	660	44,134
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	220	24,823
Delphi Technologies PLC (Auto Components)	616	27,825
Deluxe Corp. (Commercial Services & Supplies)	352	20,743
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	440	8,448
Dick’s Sporting Goods, Inc. (Specialty Retail)	528	18,026
Dillard’s, Inc.—Class A (Multiline Retail)	132	10,596
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	308	80,898
Domtar Corp. (Paper & Forest Products)	440	21,217
Donaldson Co., Inc. (Machinery)	924	44,075
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,100	42,724
Dril-Quip, Inc.* (Energy Equipment & Services)	264	13,609
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	572	39,828
Dycom Industries, Inc.* (Construction & Engineering)	220	19,615
Eagle Materials, Inc. (Construction Materials)	352	34,971
East West Bancorp, Inc. (Banks)	1,012	65,516
Eaton Vance Corp. (Capital Markets)	836	44,417
Edgewell Personal Care Co.* (Personal Products)	396	21,329
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	528	21,838
EMCOR Group, Inc. (Construction & Engineering)	396	30,472
Encompass Health Corp. (Health Care Providers & Services)	704	53,244
Energen Corp.* (Oil, Gas & Consumable Fuels)	660	48,959
Energizer Holdings, Inc. (Household Products)	396	25,217
EnerSys (Electrical Equipment)	308	25,278
Ensco PLCADR—Class A (Energy Equipment & Services)	3,036	22,557
EPR Properties (Equity Real Estate Investment Trusts)	440	29,256
Esterline Technologies Corp.* (Aerospace & Defense)	176	15,013
Evercore Partners, Inc.—Class A (Capital Markets)	264	29,832
Exelixis, Inc.* (Biotechnology)	1,980	40,986
F.N.B. Corp. (Banks)	2,244	28,791
FactSet Research Systems, Inc. (Capital Markets)	264	53,159
Fair Isaac Corp.* (Software)	220	44,321
Federated Investors, Inc.—Class B (Capital Markets)	660	15,972
First American Financial Corp. (Insurance)	792	44,352
First Horizon National Corp. (Banks)	2,288	40,932
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	880	28,644
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	572	29,944
Five Below, Inc.* (Specialty Retail)	396	38,474
Flowers Foods, Inc. (Food Products)	1,276	26,030
Fortinet, Inc.* (Software)	1,012	63,665
Fulton Financial Corp. (Banks)	1,232	21,375
GATX Corp. (Trading Companies & Distributors)	264	21,738
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	440	37,840
Gentex Corp. (Auto Components)	1,892	43,894
Genworth Financial, Inc.*—Class A (Insurance)	3,476	15,990
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	528	27,181
Graco, Inc. (Machinery)	1,144	52,784
Graham Holdings Co.—Class B (Diversified Consumer Services)	44	24,596
Granite Construction, Inc. (Construction & Engineering)	308	16,617
Greif, Inc.—Class A (Containers & Packaging)	176	9,583
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,100	12,661
Haemonetics Corp.* (Health Care Equipment & Supplies)	352	34,369
Hancock Holding Co. (Banks)	572	28,743
Hawaiian Electric Industries, Inc. (Electric Utilities)	748	26,307
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	880	26,145
Healthcare Services Group, Inc. (Commercial Services & Supplies)	528	21,257
Helen of Troy, Ltd.* (Household Durables)	176	20,161
Herman Miller, Inc. (Commercial Services & Supplies)	396	14,989
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	704	34,573
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	440	41,448
HNI Corp. (Commercial Services & Supplies)	308	13,327
Home BancShares, Inc. (Banks)	1,100	25,509
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,144	32,341
Hubbell, Inc. (Electrical Equipment)	396	48,806
ICU Medical, Inc.* (Health Care Equipment & Supplies)	88	25,238
IDACORP, Inc. (Electric Utilities)	352	33,172
IDEX Corp. (Machinery)	528	81,089
ILG, Inc. (Hotels, Restaurants & Leisure)	748	25,679
Ingredion, Inc. (Food Products)	484	49,029

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 117

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	484	$30,168
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	880	30,298
Interactive Brokers Group, Inc.—Class A (Capital Markets)	484	28,972
InterDigital, Inc. (Communications Equipment)	220	18,139
International Bancshares Corp. (Banks)	396	17,602
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	176	7,621
ITT, Inc. (Machinery)	616	34,909
j2 Global, Inc. (Internet Software & Services)	352	29,863
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,188	33,466
Jack Henry & Associates, Inc. (IT Services)	528	71,123
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	176	14,826
Janus Henderson Group PLC (Capital Markets)	1,232	40,102
JBG Smith Properties (Equity Real Estate Investment Trusts)	660	24,090
JetBlue Airways Corp.* (Airlines)	2,200	39,600
John Wiley & Sons, Inc.—Class A (Media)	308	19,450
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	308	52,671
KB Home (Household Durables)	572	13,585
KBR, Inc. (Construction & Engineering)	968	19,341
Kemper Corp. (Insurance)	440	35,112
Kennametal, Inc. (Machinery)	572	22,285
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,320	76,559
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	704	51,357
Kirby Corp.* (Marine)	352	29,374
KLX, Inc.* (Aerospace & Defense)	352	25,714
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	880	28,644
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	572	42,116
Lamb Weston Holding, Inc. (Food Products)	1,012	71,114
Lancaster Colony Corp. (Food Products)	132	19,144
Landstar System, Inc. (Road & Rail)	308	34,234
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	748	25,933
Legg Mason, Inc. (Capital Markets)	616	21,024
Leidos Holdings, Inc. (IT Services)	1,012	69,242
LendingTree, Inc.* (Thrifts & Mortgage Finance)	44	10,507
Lennox International, Inc. (Building Products)	264	57,309
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,012	43,374
Life Storage, Inc. (Equity Real Estate Investment Trusts)	308	29,556
LifePoint Health, Inc.* (Health Care Providers & Services)	264	17,107
Lincoln Electric Holdings, Inc. (Machinery)	440	41,334
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	176	38,160
LivaNova PLC* (Health Care Equipment & Supplies)	308	33,920
Live Nation Entertainment, Inc.* (Media)	924	45,535
LogMeIn, Inc. (Internet Software & Services)	352	28,530
Louisiana-Pacific Corp. (Paper & Forest Products)	1,012	27,243
Lumentum Holdings, Inc.* (Communications Equipment)	440	22,990
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	616	11,994
Mallinckrodt PLC* (Pharmaceuticals)	572	13,413
Manhattan Associates, Inc.* (Software)	484	23,290
ManpowerGroup, Inc. (Professional Services)	440	41,034
MarketAxess Holdings, Inc. (Capital Markets)	264	51,155
Masimo Corp.* (Health Care Equipment & Supplies)	352	34,996
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	704	23,584
MAXIMUS, Inc. (IT Services)	440	28,516
MB Financial, Inc. (Banks)	572	27,713
McDermott International, Inc.* (Energy Equipment & Services)	1,232	22,188
MDU Resources Group, Inc. (Multi-Utilities)	1,364	39,556
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,552	36,774
Medidata Solutions, Inc.* (Health Care Technology)	396	29,426
MEDNAX, Inc.* (Health Care Providers & Services)	660	28,241
Mercury General Corp. (Insurance)	264	13,578
Meredith Corp. (Media)	264	14,032
Minerals Technologies, Inc. (Chemicals)	264	19,958
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	396	37,343
Molina Healthcare, Inc.* (Health Care Providers & Services)	352	36,640
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	264	35,028
MSA Safety, Inc. (Commercial Services & Supplies)	220	22,194
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	308	26,066
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,144	38,049
Murphy USA, Inc.* (Specialty Retail)	220	17,433
Nabors Industries, Ltd. (Energy Equipment & Services)	2,464	14,735
National Fuel Gas Co. (Gas Utilities)	616	33,079
National Instruments Corp. (Electronic Equipment, Instruments & Components)	748	32,770
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,056	47,108
Navient Corp. (Consumer Finance)	1,848	24,412
NCR Corp.* (Technology Hardware, Storage & Peripherals)	836	23,341
NetScout Systems, Inc.* (Communications Equipment)	572	15,330
New Jersey Resources Corp. (Gas Utilities)	616	28,490
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,388	36,489
NewMarket Corp. (Chemicals)	44	18,015
Nordson Corp. (Machinery)	352	47,207

See accompanying notes to the financial statements.

118 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Multi-Utilities)	352	$20,884
NOW, Inc.* (Trading Companies & Distributors)	748	11,183
Nu Skin Enterprises, Inc.—Class A (Personal Products)	396	28,848
NuVasive, Inc.* (Health Care Equipment & Supplies)	352	20,434
nVent Electric PLC* (Electrical Equipment)	1,144	31,346
NVR, Inc.* (Household Durables)	44	121,414
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,848	22,583
Oceaneering International, Inc. (Energy Equipment & Services)	704	19,261
OGE Energy Corp. (Electric Utilities)	1,408	51,026
Old Dominion Freight Line, Inc. (Road & Rail)	484	71,051
Old Republic International Corp. (Insurance)	1,760	37,506
Olin Corp. (Chemicals)	1,144	33,759
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	352	24,464
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,364	40,497
ONE Gas, Inc. (Gas Utilities)	352	27,118
Oshkosh Corp. (Machinery)	528	39,732
Owens-Illinois, Inc.* (Containers & Packaging)	1,144	21,370
PacWest Bancorp (Banks)	880	44,193
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	176	7,385
Patterson Cos., Inc. (Health Care Providers & Services)	572	14,025
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,540	26,488
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	792	36,986
Perspecta, Inc. (IT Services)	1,012	21,960
Pinnacle Financial Partners, Inc. (Banks)	528	33,000
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,320	11,524
Plantronics, Inc. (Communications Equipment)	220	15,105
PNM Resources, Inc. (Electric Utilities)	572	22,508
Polaris Industries, Inc. (Leisure Products)	396	41,746
PolyOne Corp. (Chemicals)	572	25,654
Pool Corp. (Distributors)	264	40,458
Post Holdings, Inc.* (Food Products)	484	41,895
Potlatch Corp. (Equity Real Estate Investment Trusts)	440	20,570
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	352	37,009
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	352	12,577
Primerica, Inc. (Insurance)	308	35,358
Prosperity Bancshares, Inc. (Banks)	484	33,953
PTC, Inc.* (Software)	792	72,794
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,672	17,372
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,584	24,441
Rayonier, Inc. (Equity Real Estate Investment Trusts)	880	30,809
Regal Beloit Corp. (Electrical Equipment)	308	26,473
Reinsurance Group of America, Inc. (Insurance)	440	62,260
Reliance Steel & Aluminum Co. (Metals & Mining)	484	43,657
RenaissanceRe Holdings, Ltd. (Insurance)	264	34,808
Rollins, Inc. (Commercial Services & Supplies)	660	36,261
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	792	11,468
Royal Gold, Inc. (Metals & Mining)	440	37,228
RPM International, Inc. (Chemicals)	924	59,479
Ryder System, Inc. (Road & Rail)	352	27,562
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,232	26,624
Sabre Corp. (IT Services)	1,760	43,331
Sally Beauty Holdings, Inc.* (Specialty Retail)	836	13,786
Sanderson Farms, Inc. (Food Products)	132	13,310
Science Applications International Corp. (IT Services)	308	25,986
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	352	16,914
SEI Investments Co. (Capital Markets)	924	55,384
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,672	29,828
Sensient Technologies Corp. (Chemicals)	308	21,363
Service Corp. International (Diversified Consumer Services)	1,276	50,211
Signature Bank (Banks)	352	38,618
Signet Jewelers, Ltd. (Specialty Retail)	396	22,865
Silgan Holdings, Inc. (Containers & Packaging)	528	14,525
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	308	29,337
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	528	34,294
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	924	25,613
SLM Corp.* (Consumer Finance)	3,036	34,277
SM Energy Co. (Oil, Gas & Consumable Fuels)	704	19,367
Sonoco Products Co. (Containers & Packaging)	704	39,297
Sotheby’s*—Class A (Diversified Consumer Services)	264	14,021
Southwest Gas Corp. (Gas Utilities)	352	27,526
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,564	18,319
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	836	17,966
Steel Dynamics, Inc. (Metals & Mining)	1,628	76,662
STERIS PLC (Health Care Equipment & Supplies)	572	65,477
Sterling Bancorp (Banks)	1,584	35,165
Stifel Financial Corp. (Capital Markets)	484	26,683
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,056	10,391
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	220	11,024
Syneos Health, Inc.* (Life Sciences Tools & Services)	396	19,513

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 119

Common Stocks, continued

	Shares	Value
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	220	$21,223
Synovus Financial Corp. (Banks)	836	41,315
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	660	15,741
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	440	27,302
TCF Financial Corp. (Banks)	1,188	29,831
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	264	22,020
TEGNA, Inc. (Media)	1,496	16,501
Teledyne Technologies, Inc.* (Aerospace & Defense)	264	57,927
Teleflex, Inc. (Health Care Equipment & Supplies)	308	83,996
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	660	16,665
Tempur Sealy International, Inc.* (Household Durables)	308	15,052
Tenet Healthcare Corp.* (Health Care Providers & Services)	572	21,524
Teradata Corp.* (IT Services)	836	32,010
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,320	57,091
Terex Corp. (Machinery)	484	21,354
Texas Capital Bancshares, Inc.* (Banks)	352	31,962
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	440	27,650
The Boston Beer Co., Inc.*—Class A (Beverages)	44	12,098
The Brink’s Co. (Commercial Services & Supplies)	352	28,107
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	308	17,257
The Chemours Co. (Chemicals)	1,232	56,439
The Dun & Bradstreet Corp. (Professional Services)	264	33,235
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	836	21,636
The Hain Celestial Group, Inc.* (Food Products)	704	20,022
The Hanover Insurance Group, Inc. (Insurance)	308	38,629
The Michaels Cos., Inc.* (Specialty Retail)	792	16,165
The New York Times Co.—Class A (Media)	880	21,824
The Scotts Miracle-Gro Co.—Class A (Chemicals)	264	20,970
The Timken Co. (Machinery)	484	23,837
The Toro Co. (Machinery)	748	45,022
The Ultimate Software Group, Inc.* (Software)	220	60,916
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,232	20,550
Thor Industries, Inc. (Automobiles)	352	33,387
Toll Brothers, Inc. (Household Durables)	968	34,132
Tootsie Roll Industries, Inc. (Food Products)	132	3,947
Transocean, Ltd.* (Energy Equipment & Services)	3,036	39,074
TreeHouse Foods, Inc.* (Food Products)	396	18,806
TRI Pointe Group, Inc.* (Household Durables)	1,056	14,964
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,716	60,575
Trinity Industries, Inc. (Machinery)	1,056	40,234
Trustmark Corp. (Banks)	484	17,032
Tupperware Brands Corp. (Household Durables)	352	12,922
Tyler Technologies, Inc.* (Software)	264	59,397
UGI Corp. (Gas Utilities)	1,188	63,131
UMB Financial Corp. (Banks)	308	22,142
Umpqua Holdings Corp. (Banks)	1,540	32,802
United Bankshares, Inc. (Banks)	748	27,639
United Natural Foods, Inc.* (Food & Staples Retailing)	352	11,334
United States Steel Corp. (Metals & Mining)	1,232	44,882
United Therapeutics Corp.* (Biotechnology)	308	37,856
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,144	20,226
Urban Edge Properties (Equity Real Estate Investment Trusts)	748	16,965
Urban Outfitters, Inc.* (Specialty Retail)	572	25,397
Valley National Bancorp (Banks)	1,848	21,529
Valmont Industries, Inc. (Construction & Engineering)	176	24,578
Valvoline, Inc. (Chemicals)	1,364	30,813
Vectren Corp. (Multi-Utilities)	572	40,881
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	748	17,129
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	748	28,835
ViaSat, Inc.* (Communications Equipment)	396	27,855
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	924	23,100
Visteon Corp.* (Auto Components)	220	25,758
W.R. Berkley Corp. (Insurance)	660	50,035
Wabtec Corp. (Machinery)	616	67,956
Washington Federal, Inc. (Thrifts & Mortgage Finance)	572	19,191
Watsco, Inc. (Trading Companies & Distributors)	220	37,952
Webster Financial Corp. (Banks)	660	42,590
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	836	25,264
WellCare Health Plans, Inc.* (Health Care Providers & Services)	308	82,366
Werner Enterprises, Inc. (Road & Rail)	308	11,473
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	528	57,895
WEX, Inc.* (IT Services)	264	50,112
Williams-Sonoma, Inc. (Specialty Retail)	528	30,883
Wintrust Financial Corp. (Banks)	396	34,741
Woodward, Inc. (Machinery)	396	32,951
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	484	13,470
World Wrestling Entertainment, Inc.— Class A (Media)	264	20,885
Worthington Industries, Inc. (Metals & Mining)	308	14,421
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,772	52,030
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	704	32,468

See accompanying notes to the financial statements.

120 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	704	$40,832
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	352	48,551
TOTAL COMMON STOCKS (Cost $7,337,146)		12,523,129

Repurchase Agreements(a)(b) (38.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $8,060,405	$8,060,000	$8,060,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,060,000)		8,060,000
TOTAL INVESTMENT SECURITIES (Cost $15,397,146)—99.4%		20,583,129
Net other assets (liabilities)—0.6%		132,872
NET ASSETS—100.0%		$20,716,001

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $562,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	9/24/18	$3,177,440	$(33,466)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/18	2.40%	$3,098,178	$20,120
S&P MidCap 400	UBS AG	8/27/18	2.40%	1,947,971	9,020
				$5,046,149	$29,140

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 121

Mid-Cap ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$139,627	0.7%
Airlines	39,600	0.2%
Auto Components	119,083	0.6%
Automobiles	33,387	0.2%
Banks	955,672	4.6%
Beverages	12,098	0.1%
Biotechnology	78,842	0.4%
Building Products	57,309	0.3%
Capital Markets	366,700	1.8%
Chemicals	351,661	1.7%
Commercial Services & Supplies	188,441	0.9%
Communications Equipment	156,244	0.8%
Construction & Engineering	147,539	0.7%
Construction Materials	34,971	0.2%
Consumer Finance	58,689	0.3%
Containers & Packaging	158,125	0.8%
Distributors	40,458	0.2%
Diversified Consumer Services	112,830	0.5%
Electric Utilities	160,304	0.8%
Electrical Equipment	168,607	0.8%
Electronic Equipment, Instruments & Components	564,546	2.7%
Energy Equipment & Services	244,401	1.2%
Equity Real Estate Investment Trusts	1,120,342	5.3%
Food & Staples Retailing	58,176	0.3%
Food Products	263,296	1.3%
Gas Utilities	252,105	1.2%
Health Care Equipment & Supplies	479,596	2.3%
Health Care Providers & Services	317,445	1.5%
Health Care Technology	44,506	0.2%
Hotels, Restaurants & Leisure	453,042	2.2%
Household Durables	232,230	1.1%
Household Products	25,217	0.1%
Industrial Conglomerates	54,050	0.3%
Insurance	563,192	2.7%
Internet Software & Services	72,124	0.3%
IT Services	406,695	2.0%
Leisure Products	81,355	0.4%
Life Sciences Tools & Services	183,163	0.9%
Machinery	654,380	3.2%
Marine	29,374	0.1%
Media	215,514	1.0%
Metals & Mining	290,803	1.4%
Multiline Retail	48,436	0.2%
Multi-Utilities	122,430	0.6%
Oil, Gas & Consumable Fuels	413,505	2.0%
Paper & Forest Products	48,460	0.2%
Personal Products	50,177	0.2%
Pharmaceuticals	76,744	0.4%
Professional Services	74,269	0.4%
Real Estate Management & Development	64,263	0.3%
Road & Rail	227,671	1.1%
Semiconductors & Semiconductor Equipment	355,795	1.7%
Software	454,926	2.2%
Specialty Retail	269,348	1.3%
Technology Hardware, Storage & Peripherals	23,341	0.1%
Textiles, Apparel & Luxury Goods	82,724	0.4%
Thrifts & Mortgage Finance	66,187	0.3%
Trading Companies & Distributors	96,939	0.5%
Water Utilities	45,510	0.2%
Wireless Telecommunication Services	16,665	0.1%
Other**	8,192,872	39.5%
Total	$20,716,001	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (100.3%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	1,308	$33,799
Acxiom Corp.* (IT Services)	763	30,932
Akorn, Inc.* (Pharmaceuticals)	2,180	40,374
ALLETE, Inc. (Electric Utilities)	654	50,704
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,071	25,349
AMC Networks, Inc.*—Class A (Media)	654	39,430
American Eagle Outfitters, Inc. (Specialty Retail)	2,289	57,637
Apergy Corp.* (Energy Equipment & Services)	981	40,221
AptarGroup, Inc. (Containers & Packaging)	654	66,989
Aqua America, Inc. (Water Utilities)	2,507	92,609
BancorpSouth Bank (Banks)	872	28,689
Bank of Hawaii Corp. (Banks)	436	35,094
Bank OZK (Equity Real Estate Investment Trusts)	2,725	111,453
Belden, Inc. (Electronic Equipment, Instruments & Components)	436	28,231
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	436	133,699
Bio-Techne Corp. (Life Sciences Tools & Services)	872	140,078
Blackbaud, Inc. (Software)	1,090	108,793
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,853	69,210
Brown & Brown, Inc. (Insurance)	3,379	98,870
Brunswick Corp. (Leisure Products)	872	56,070
Cable One, Inc. (Media)	109	78,901
Camden Property Trust (Equity Real Estate Investment Trusts)	1,090	100,923
Cantel Medical Corp. (Health Care Equipment & Supplies)	763	70,738
Carlisle Cos., Inc. (Industrial Conglomerates)	654	80,337
Cars.com, Inc.* (Internet Software & Services)	872	24,739
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	763	79,985
Catalent, Inc.* (Pharmaceuticals)	3,052	127,268
Cathay General Bancorp, Inc. (Banks)	1,090	45,333
CDK Global, Inc. (Software)	2,834	176,983
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,090	135,487
Chemed Corp. (Health Care Providers & Services)	327	103,342
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	218	62,337
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,417	61,299
CNO Financial Group, Inc. (Insurance)	3,815	77,635
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,924	207,109
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	545	86,143
Commerce Bancshares, Inc. (Banks)	1,090	72,812
CommVault Systems, Inc.* (Software)	545	35,371
Core Laboratories N.V. (Energy Equipment & Services)	436	48,884
CoreLogic, Inc.* (IT Services)	1,853	90,241
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	763	85,532
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	981	29,175
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,014	46,730
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	218	31,936
Crane Co. (Machinery)	545	49,361
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,090	51,394
Cullen/Frost Bankers, Inc. (Banks)	654	72,260
Curtiss-Wright Corp. (Aerospace & Defense)	545	72,501
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,014	89,299
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	981	60,744
Dana Holding Corp. (Auto Components)	2,071	44,216
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,180	145,776
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	327	36,895
Delphi Technologies PLC (Auto Components)	2,071	93,547
Deluxe Corp. (Commercial Services & Supplies)	545	32,117
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	981	257,669
Donaldson Co., Inc. (Machinery)	1,853	88,388
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,289	88,905
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,853	129,024
Dycom Industries, Inc.* (Construction & Engineering)	763	68,029
Eagle Materials, Inc. (Construction Materials)	1,090	108,292
East West Bancorp, Inc. (Banks)	3,270	211,700
Eaton Vance Corp. (Capital Markets)	2,725	144,779
Encompass Health Corp. (Health Care Providers & Services)	2,289	173,117
Energizer Holdings, Inc. (Household Products)	545	34,706
Evercore Partners, Inc.—Class A (Capital Markets)	872	98,536
Exelixis, Inc.* (Biotechnology)	6,431	133,122
FactSet Research Systems, Inc. (Capital Markets)	872	175,586
Fair Isaac Corp.* (Software)	654	131,755
Federated Investors, Inc.—Class B (Capital Markets)	2,180	52,756
First American Financial Corp. (Insurance)	1,417	79,352
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,834	92,247
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	872	45,649
Five Below, Inc.* (Specialty Retail)	1,308	127,085
Flowers Foods, Inc. (Food Products)	1,853	37,801
Fortinet, Inc.* (Software)	3,270	205,715
Gentex Corp. (Auto Components)	3,815	88,508
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,635	84,170
Graco, Inc. (Machinery)	3,815	176,024

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 123

Common Stocks, continued

	Shares	Value
Granite Construction, Inc. (Construction & Engineering)	545	$29,403
Haemonetics Corp.* (Health Care Equipment & Supplies)	763	74,499
Hancock Holding Co. (Banks)	872	43,818
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,417	42,099
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,635	65,825
Helen of Troy, Ltd.* (Household Durables)	327	37,458
Herman Miller, Inc. (Commercial Services & Supplies)	1,308	49,508
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,090	53,530
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,526	143,748
Home BancShares, Inc. (Banks)	1,744	40,443
Hubbell, Inc. (Electrical Equipment)	654	80,606
ICU Medical, Inc.* (Health Care Equipment & Supplies)	327	93,784
IDACORP, Inc. (Electric Utilities)	654	61,632
IDEX Corp. (Machinery)	1,744	267,843
ILG, Inc. (Hotels, Restaurants & Leisure)	1,744	59,872
Ingredion, Inc. (Food Products)	763	77,292
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	981	61,146
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,943	101,327
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,635	97,871
InterDigital, Inc. (Communications Equipment)	763	62,909
ITT, Inc. (Machinery)	1,090	61,770
j2 Global, Inc. (Internet Software & Services)	1,090	92,476
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	3,924	110,539
Jack Henry & Associates, Inc. (IT Services)	1,744	234,917
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	436	36,729
Janus Henderson Group PLC (Capital Markets)	4,142	134,822
John Wiley & Sons, Inc.—Class A (Media)	436	27,533
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	654	111,841
KB Home (Household Durables)	1,962	46,598
Kemper Corp. (Insurance)	1,417	113,076
Kennametal, Inc. (Machinery)	763	29,726
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,071	120,118
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,308	95,419
KLX, Inc.* (Aerospace & Defense)	1,199	87,587
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,417	46,123
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,962	144,462
Lamb Weston Holding, Inc. (Food Products)	3,379	237,441
Lancaster Colony Corp. (Food Products)	218	31,617
Landstar System, Inc. (Road & Rail)	654	72,692
LendingTree, Inc.* (Thrifts & Mortgage Finance)	218	52,058
Lennox International, Inc. (Building Products)	872	189,294
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,635	70,076
Life Storage, Inc. (Equity Real Estate Investment Trusts)	545	52,298
Lincoln Electric Holdings, Inc. (Machinery)	763	71,676
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	545	118,167
LivaNova PLC* (Health Care Equipment & Supplies)	981	108,038
Live Nation Entertainment, Inc.* (Media)	3,052	150,402
LogMeIn, Inc. (Internet Software & Services)	1,199	97,178
Louisiana-Pacific Corp. (Paper & Forest Products)	3,270	88,028
Lumentum Holdings, Inc.* (Communications Equipment)	763	39,867
Manhattan Associates, Inc.* (Software)	981	47,206
MarketAxess Holdings, Inc. (Capital Markets)	872	168,967
Masimo Corp.* (Health Care Equipment & Supplies)	1,090	108,368
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	981	32,864
MAXIMUS, Inc. (IT Services)	1,526	98,900
MB Financial, Inc. (Banks)	981	47,529
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,578	65,969
Medidata Solutions, Inc.* (Health Care Technology)	1,308	97,198
Meredith Corp. (Media)	545	28,967
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,199	113,066
Molina Healthcare, Inc.* (Health Care Providers & Services)	545	56,729
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	872	115,697
MSA Safety, Inc. (Commercial Services & Supplies)	545	54,980
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	436	36,899
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,398	105,056
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,417	63,212
NewMarket Corp. (Chemicals)	109	44,629
Nordson Corp. (Machinery)	1,199	160,798
Nu Skin Enterprises, Inc.—Class A (Personal Products)	545	39,703
NuVasive, Inc.* (Health Care Equipment & Supplies)	654	37,965
NVR, Inc.* (Household Durables)	109	300,777
Old Dominion Freight Line, Inc. (Road & Rail)	1,526	224,018
Olin Corp. (Chemicals)	2,180	64,332
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,090	75,755
ONE Gas, Inc. (Gas Utilities)	545	41,987
Oshkosh Corp. (Machinery)	763	57,416
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	218	9,147

See accompanying notes to the financial statements.

124 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Perspecta, Inc. (IT Services)	1,635	$35,480
Pinnacle Financial Partners, Inc. (Banks)	981	61,313
Plantronics, Inc. (Communications Equipment)	436	29,936
PNM Resources, Inc. (Electric Utilities)	1,090	42,892
Polaris Industries, Inc. (Leisure Products)	1,308	137,889
PolyOne Corp. (Chemicals)	1,199	53,775
Pool Corp. (Distributors)	872	133,634
Potlatch Corp. (Equity Real Estate Investment Trusts)	872	40,766
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,199	126,063
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	763	27,262
Primerica, Inc. (Insurance)	981	112,619
PTC, Inc.* (Software)	1,526	140,255
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,744	61,057
RenaissanceRe Holdings, Ltd. (Insurance)	436	57,487
Rollins, Inc. (Commercial Services & Supplies)	2,180	119,769
Royal Gold, Inc. (Metals & Mining)	1,526	129,115
RPM International, Inc. (Chemicals)	1,308	84,196
Sabre Corp. (IT Services)	2,507	61,722
Sanderson Farms, Inc. (Food Products)	327	32,971
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,199	57,612
SEI Investments Co. (Capital Markets)	2,943	176,404
Sensient Technologies Corp. (Chemicals)	436	30,241
Service Corp. International (Diversified Consumer Services)	4,142	162,988
Signature Bank (Banks)	436	47,834
Silgan Holdings, Inc. (Containers & Packaging)	654	17,992
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	981	93,440
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,744	113,273
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,052	84,602
SLM Corp.* (Consumer Finance)	6,758	76,298
Sotheby’s*—Class A (Diversified Consumer Services)	872	46,312
Southwest Gas Corp. (Gas Utilities)	545	42,619
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,834	60,903
STERIS PLC (Health Care Equipment & Supplies)	1,199	137,249
Sterling Bancorp (Banks)	3,379	75,014
Synovus Financial Corp. (Banks)	2,725	134,670
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	872	20,797
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	654	40,581
Teledyne Technologies, Inc.* (Aerospace & Defense)	763	167,418
Teleflex, Inc. (Health Care Equipment & Supplies)	1,090	297,253
Tempur Sealy International, Inc.* (Household Durables)	436	21,307
Tenet Healthcare Corp.* (Health Care Providers & Services)	763	28,712
Teradata Corp.* (IT Services)	1,744	66,778
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,360	188,571
Terex Corp. (Machinery)	654	28,854
Texas Capital Bancshares, Inc.* (Banks)	1,090	98,972
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	981	61,646
The Boston Beer Co., Inc.*—Class A (Beverages)	109	29,970
The Brink’s Co. (Commercial Services & Supplies)	1,199	95,740
The Chemours Co. (Chemicals)	4,033	184,752
The Dun & Bradstreet Corp. (Professional Services)	436	54,888
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,526	39,493
The Hain Celestial Group, Inc.* (Food Products)	981	27,900
The New York Times Co.—Class A (Media)	2,943	72,986
The Scotts Miracle-Gro Co.—Class A (Chemicals)	436	34,631
The Timken Co. (Machinery)	763	37,578
The Toro Co. (Machinery)	2,398	144,336
The Ultimate Software Group, Inc.* (Software)	654	181,086
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,071	34,544
Thor Industries, Inc. (Automobiles)	1,090	103,387
Toll Brothers, Inc. (Household Durables)	3,161	111,457
Tootsie Roll Industries, Inc. (Food Products)	218	6,518
TRI Pointe Group, Inc.* (Household Durables)	3,488	49,425
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	5,668	200,080
Tupperware Brands Corp. (Household Durables)	545	20,007
Tyler Technologies, Inc.* (Software)	763	171,667
United Therapeutics Corp.* (Biotechnology)	654	80,383
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,744	30,834
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,308	29,665
Valmont Industries, Inc. (Construction & Engineering)	218	30,444
Valvoline, Inc. (Chemicals)	2,616	59,095
Vectren Corp. (Multi-Utilities)	1,199	85,693
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,507	96,645
ViaSat, Inc.* (Communications Equipment)	436	30,668
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,526	38,150
Visteon Corp.* (Auto Components)	654	76,570
Wabtec Corp. (Machinery)	763	84,174
Washington Federal, Inc. (Thrifts & Mortgage Finance)	763	25,599
Watsco, Inc. (Trading Companies & Distributors)	327	56,410
Webster Financial Corp. (Banks)	1,199	77,371
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,090	32,940
WellCare Health Plans, Inc.* (Health Care Providers & Services)	654	174,892
Werner Enterprises, Inc. (Road & Rail)	545	20,301

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 125

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,090	$119,519
WEX, Inc.* (IT Services)	872	165,523
Wintrust Financial Corp. (Banks)	654	57,375
Woodward, Inc. (Machinery)	654	54,419
World Wrestling Entertainment, Inc.— Class A (Media)	872	68,984
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	2,289	105,569
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,289	132,762
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,199	165,378
TOTAL COMMON STOCKS (Cost $17,382,642)		20,910,160
TOTAL INVESTMENT SECURITIES (Cost $17,382,642)—100.3%		20,910,160
Net other assets (liabilities)—(0.3)%		(65,356)
NET ASSETS—100.0%		$20,844,804

*	Non-income producing security.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$327,506	1.6%
Auto Components	302,841	1.5%
Automobiles	103,387	0.5%
Banks	1,150,227	5.5%
Beverages	29,970	0.1%
Biotechnology	213,505	1.0%
Building Products	189,294	0.9%
Capital Markets	1,049,721	5.0%
Chemicals	555,651	2.7%
Commercial Services & Supplies	417,939	2.0%
Communications Equipment	163,380	0.8%
Construction & Engineering	127,876	0.6%
Construction Materials	108,292	0.5%
Consumer Finance	76,298	0.4%
Containers & Packaging	84,981	0.4%
Distributors	133,634	0.6%
Diversified Consumer Services	209,300	1.0%
Electric Utilities	155,229	0.7%
Electrical Equipment	80,606	0.4%
Electronic Equipment, Instruments & Components	1,178,971	5.7%
Energy Equipment & Services	89,105	0.4%
Equity Real Estate Investment Trusts	1,644,683	7.9%
Food & Staples Retailing	60,903	0.3%
Food Products	451,541	2.2%
Gas Utilities	84,606	0.4%
Health Care Equipment & Supplies	1,336,476	6.4%
Health Care Providers & Services	536,792	2.6%
Health Care Technology	122,547	0.6%
Hotels, Restaurants & Leisure	1,161,330	5.6%
Household Durables	587,029	2.8%
Household Products	34,706	0.2%
Industrial Conglomerates	80,337	0.4%
Insurance	539,039	2.6%
Internet Software & Services	214,393	1.0%
IT Services	784,493	3.8%
Leisure Products	193,959	0.9%
Life Sciences Tools & Services	535,327	2.6%
Machinery	1,312,363	6.3%
Media	467,203	2.2%
Metals & Mining	129,115	0.6%
Multiline Retail	75,755	0.4%
Multi-Utilities	85,693	0.4%
Oil, Gas & Consumable Fuels	32,864	0.2%
Paper & Forest Products	88,028	0.4%
Personal Products	39,703	0.2%
Pharmaceuticals	194,904	0.9%
Professional Services	54,888	0.3%
Real Estate Management & Development	111,841	0.5%
Road & Rail	363,134	1.7%
Semiconductors & Semiconductor Equipment	956,387	4.6%
Software	1,232,629	5.9%
Specialty Retail	184,722	0.9%
Textiles, Apparel & Luxury Goods	201,482	1.0%
Thrifts & Mortgage Finance	77,657	0.4%
Trading Companies & Distributors	93,309	0.4%
Water Utilities	92,609	0.4%
Other**	(65,356)	(0.3)%
Total	$20,844,804	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (100.2%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	588	$25,466
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	784	30,952
ACI Worldwide, Inc.* (Software)	539	13,928
Acuity Brands, Inc. (Electrical Equipment)	392	54,500
Acxiom Corp.* (IT Services)	392	15,892
Adtalem Global Education, Inc.* (Diversified Consumer Services)	588	32,075
AECOM Technology Corp.* (Construction & Engineering)	1,519	50,977
AGCO Corp. (Machinery)	637	40,144
Alexander & Baldwin, Inc. (Real Estate Management & Development)	637	15,256
Alleghany Corp. (Insurance)	147	92,502
Allegheny Technologies, Inc.* (Metals & Mining)	1,176	32,693
ALLETE, Inc. (Electric Utilities)	245	18,995
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	833	10,196
AMC Networks, Inc.*—Class A (Media)	147	8,863
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,274	52,554
American Eagle Outfitters, Inc. (Specialty Retail)	637	16,040
American Financial Group, Inc. (Insurance)	637	71,784
Apergy Corp.* (Energy Equipment & Services)	343	14,063
AptarGroup, Inc. (Containers & Packaging)	294	30,114
Aqua America, Inc. (Water Utilities)	637	23,531
ARRIS International PLC* (Communications Equipment)	1,666	42,082
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	833	63,174
Ashland Global Holdings, Inc. (Chemicals)	588	48,280
Aspen Insurance Holdings, Ltd. (Insurance)	588	23,785
Associated Banc-Corp. (Banks)	1,617	43,659
Atmos Energy Corp. (Gas Utilities)	1,029	94,535
AutoNation, Inc.* (Specialty Retail)	539	26,158
Avanos Medical, Inc.*—Class I (Oil, Gas & Consumable Fuels)	441	24,343
Avis Budget Group, Inc.* (Road & Rail)	686	23,907
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,127	49,419
BancorpSouth Bank (Banks)	441	14,509
Bank of Hawaii Corp. (Banks)	196	15,776
Bed Bath & Beyond, Inc. (Specialty Retail)	1,323	24,780
Belden, Inc. (Electronic Equipment, Instruments & Components)	196	12,691
Bemis Co., Inc. (Containers & Packaging)	882	40,493
Big Lots, Inc. (Multiline Retail)	392	17,024
Black Hills Corp. (Multi-Utilities)	490	29,385
Brinker International, Inc. (Hotels, Restaurants & Leisure)	392	18,491
Brown & Brown, Inc. (Insurance)	784	22,940
Brunswick Corp. (Leisure Products)	441	28,356
Cable One, Inc. (Media)	49	35,469
Cabot Corp. (Chemicals)	588	38,867
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,107	22,671
Camden Property Trust (Equity Real Estate Investment Trusts)	392	36,295
Carlisle Cos., Inc. (Industrial Conglomerates)	294	36,115
Carpenter Technology Corp. (Metals & Mining)	441	24,154
Cars.com, Inc.* (Internet Software & Services)	294	8,341
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	147	15,410
Casey’s General Stores, Inc. (Food & Staples Retailing)	343	37,517
Cathay General Bancorp, Inc. (Banks)	245	10,190
Chemical Financial Corp. (Banks)	686	38,965
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	8,624	40,705
Ciena Corp.* (Communications Equipment)	1,372	34,849
Cinemark Holdings, Inc. (Media)	1,029	36,961
Clean Harbors, Inc.* (Commercial Services & Supplies)	490	27,895
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,862	30,313
Commerce Bancshares, Inc. (Banks)	441	29,459
Commercial Metals Co. (Metals & Mining)	1,127	25,177
CommVault Systems, Inc.* (Software)	196	12,720
Compass Minerals International, Inc. (Metals & Mining)	343	23,273
Convergys Corp. (IT Services)	882	21,697
Core Laboratories N.V. (Energy Equipment & Services)	245	27,469
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,127	28,896
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	539	16,030
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,862	17,354
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	147	21,534
Crane Co. (Machinery)	245	22,190
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	490	23,103
Cullen/Frost Bankers, Inc. (Banks)	245	27,070
Curtiss-Wright Corp. (Aerospace & Defense)	196	26,073
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,274	22,690
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	539	33,375
Dana Holding Corp. (Auto Components)	490	10,462
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	147	16,586
Deluxe Corp. (Commercial Services & Supplies)	245	14,438
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	588	11,290
Dick’s Sporting Goods, Inc. (Specialty Retail)	735	25,093
Dillard’s, Inc.—Class A (Multiline Retail)	196	15,733
Domtar Corp. (Paper & Forest Products)	588	28,353
Donaldson Co., Inc. (Machinery)	490	23,373
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	539	20,935
Dril-Quip, Inc.* (Energy Equipment & Services)	343	17,682
Edgewell Personal Care Co.* (Personal Products)	490	26,391

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 127

Common Stocks, continued

	Shares	Value
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	735	$30,400
EMCOR Group, Inc. (Construction & Engineering)	539	41,476
Energen Corp.* (Oil, Gas & Consumable Fuels)	931	69,062
Energizer Holdings, Inc. (Household Products)	294	18,722
EnerSys (Electrical Equipment)	392	32,171
Ensco PLCADR—Class A (Energy Equipment & Services)	4,116	30,582
EPR Properties (Equity Real Estate Investment Trusts)	588	39,096
Esterline Technologies Corp.* (Aerospace & Defense)	245	20,899
F.N.B. Corp. (Banks)	3,087	39,606
First American Financial Corp. (Insurance)	441	24,696
First Horizon National Corp. (Banks)	3,087	55,226
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	392	20,521
Flowers Foods, Inc. (Food Products)	980	19,992
Fulton Financial Corp. (Banks)	1,666	28,905
GATX Corp. (Trading Companies & Distributors)	343	28,242
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	588	50,569
Gentex Corp. (Auto Components)	980	22,736
Genworth Financial, Inc.*—Class A (Insurance)	4,753	21,864
Graham Holdings Co.—Class B (Diversified Consumer Services)	49	27,391
Granite Construction, Inc. (Construction & Engineering)	196	10,574
Greif, Inc.—Class A (Containers & Packaging)	245	13,340
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,470	16,920
Haemonetics Corp.* (Health Care Equipment & Supplies)	196	19,137
Hancock Holding Co. (Banks)	441	22,160
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,029	36,190
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	588	17,469
Helen of Troy, Ltd.* (Household Durables)	147	16,839
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	539	26,470
HNI Corp. (Commercial Services & Supplies)	392	16,962
Home BancShares, Inc. (Banks)	784	18,181
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,568	44,327
Hubbell, Inc. (Electrical Equipment)	245	30,196
IDACORP, Inc. (Electric Utilities)	245	23,089
ILG, Inc. (Hotels, Restaurants & Leisure)	294	10,093
Ingredion, Inc. (Food Products)	392	39,710
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	245	15,271
International Bancshares Corp. (Banks)	490	21,781
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	245	10,609
ITT, Inc. (Machinery)	392	22,215
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	98	8,256
JBG Smith Properties (Equity Real Estate Investment Trusts)	882	32,193
JetBlue Airways Corp.* (Airlines)	2,989	53,802
John Wiley & Sons, Inc.—Class A (Media)	245	15,472
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	147	25,139
KBR, Inc. (Construction & Engineering)	1,323	26,434
Kennametal, Inc. (Machinery)	441	17,181
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	882	51,156
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	392	28,596
Kirby Corp.* (Marine)	490	40,891
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	588	19,139
Lancaster Colony Corp. (Food Products)	98	14,213
Landstar System, Inc. (Road & Rail)	147	16,339
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,029	35,675
Legg Mason, Inc. (Capital Markets)	833	28,430
Leidos Holdings, Inc. (IT Services)	1,372	93,872
Liberty Property Trust (Equity Real Estate Investment Trusts)	735	31,502
Life Storage, Inc. (Equity Real Estate Investment Trusts)	196	18,808
LifePoint Health, Inc.* (Health Care Providers & Services)	343	22,226
Lincoln Electric Holdings, Inc. (Machinery)	245	23,015
Lumentum Holdings, Inc.* (Communications Equipment)	294	15,362
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	833	16,219
Mallinckrodt PLC* (Pharmaceuticals)	784	18,385
Manhattan Associates, Inc.* (Software)	245	11,789
ManpowerGroup, Inc. (Professional Services)	637	59,406
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	539	18,057
MB Financial, Inc. (Banks)	392	18,992
McDermott International, Inc.* (Energy Equipment & Services)	1,715	30,887
MDU Resources Group, Inc. (Multi-Utilities)	1,862	53,998
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,568	22,595
MEDNAX, Inc.* (Health Care Providers & Services)	882	37,741
Mercury General Corp. (Insurance)	343	17,640
Meredith Corp. (Media)	147	7,813
Minerals Technologies, Inc. (Chemicals)	343	25,931
Molina Healthcare, Inc.* (Health Care Providers & Services)	245	25,502
MSA Safety, Inc. (Commercial Services & Supplies)	98	9,886
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	245	20,734
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,519	50,522
Murphy USA, Inc.* (Specialty Retail)	294	23,297
Nabors Industries, Ltd. (Energy Equipment & Services)	3,332	19,925
National Fuel Gas Co. (Gas Utilities)	833	44,732

See accompanying notes to the financial statements.

128 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	882	$39,346
Navient Corp. (Consumer Finance)	2,499	33,011
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,127	31,466
NetScout Systems, Inc.* (Communications Equipment)	784	21,011
New Jersey Resources Corp. (Gas Utilities)	833	38,526
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,655	50,134
NewMarket Corp. (Chemicals)	49	20,063
NorthWestern Corp. (Multi-Utilities)	490	29,072
NOW, Inc.* (Trading Companies & Distributors)	1,029	15,384
Nu Skin Enterprises, Inc.—Class A (Personal Products)	294	21,418
NuVasive, Inc.* (Health Care Equipment & Supplies)	196	11,378
nVent Electric PLC* (Electrical Equipment)	1,519	41,621
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,548	31,137
Oceaneering International, Inc. (Energy Equipment & Services)	931	25,472
OGE Energy Corp. (Electric Utilities)	1,911	69,254
Old Republic International Corp. (Insurance)	2,352	50,121
Olin Corp. (Chemicals)	686	20,244
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,862	55,284
ONE Gas, Inc. (Gas Utilities)	294	22,650
Oshkosh Corp. (Machinery)	343	25,811
Owens-Illinois, Inc.* (Containers & Packaging)	1,519	28,375
PacWest Bancorp (Banks)	1,176	59,060
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	147	6,168
Patterson Cos., Inc. (Health Care Providers & Services)	784	19,224
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,107	36,240
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,078	50,343
Perspecta, Inc. (IT Services)	637	13,823
Pinnacle Financial Partners, Inc. (Banks)	294	18,375
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,764	15,400
Plantronics, Inc. (Communications Equipment)	147	10,093
PNM Resources, Inc. (Electric Utilities)	294	11,569
PolyOne Corp. (Chemicals)	294	13,186
Post Holdings, Inc.* (Food Products)	637	55,138
Potlatch Corp. (Equity Real Estate Investment Trusts)	196	9,163
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	147	5,252
Prosperity Bancshares, Inc. (Banks)	686	48,123
PTC, Inc.* (Software)	441	40,533
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,254	23,419
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,156	33,267
Rayonier, Inc. (Equity Real Estate Investment Trusts)	490	17,155
Regal Beloit Corp. (Electrical Equipment)	441	37,904
Reinsurance Group of America, Inc. (Insurance)	588	83,201
Reliance Steel & Aluminum Co. (Metals & Mining)	686	61,877
RenaissanceRe Holdings, Ltd. (Insurance)	196	25,843
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,078	15,609
RPM International, Inc. (Chemicals)	735	47,312
Ryder System, Inc. (Road & Rail)	490	38,367
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,666	36,002
Sabre Corp. (IT Services)	1,372	33,779
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,176	19,392
Sanderson Farms, Inc. (Food Products)	49	4,941
Science Applications International Corp. (IT Services)	392	33,073
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,254	40,211
Sensient Technologies Corp. (Chemicals)	245	16,993
Signature Bank (Banks)	343	37,631
Signet Jewelers, Ltd. (Specialty Retail)	539	31,122
Silgan Holdings, Inc. (Containers & Packaging)	392	10,784
SLM Corp.* (Consumer Finance)	1,323	14,937
SM Energy Co. (Oil, Gas & Consumable Fuels)	980	26,960
Sonoco Products Co. (Containers & Packaging)	931	51,969
Southwest Gas Corp. (Gas Utilities)	245	19,159
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,851	24,934
Steel Dynamics, Inc. (Metals & Mining)	2,254	106,141
STERIS PLC (Health Care Equipment & Supplies)	294	33,655
Sterling Bancorp (Banks)	735	16,317
Stifel Financial Corp. (Capital Markets)	686	37,819
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,470	14,465
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	343	17,188
Syneos Health, Inc.* (Life Sciences Tools & Services)	539	26,559
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	294	28,362
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	539	12,855
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	343	21,283
TCF Financial Corp. (Banks)	1,617	40,603
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	343	28,610
TEGNA, Inc. (Media)	2,058	22,700
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	882	22,271
Tempur Sealy International, Inc.* (Household Durables)	245	11,973
Tenet Healthcare Corp.* (Health Care Providers & Services)	441	16,595
Teradata Corp.* (IT Services)	441	16,886
Terex Corp. (Machinery)	392	17,295
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	196	12,317
The Boston Beer Co., Inc.*—Class A (Beverages)	49	13,473

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	392	$21,963
The Dun & Bradstreet Corp. (Professional Services)	147	18,506
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	539	13,949
The Hain Celestial Group, Inc.* (Food Products)	588	16,723
The Hanover Insurance Group, Inc. (Insurance)	392	49,165
The Michaels Cos., Inc.* (Specialty Retail)	1,029	21,002
The Scotts Miracle-Gro Co.—Class A (Chemicals)	196	15,568
The Timken Co. (Machinery)	294	14,480
The Wendy’s Co. (Hotels, Restaurants & Leisure)	833	13,894
Tootsie Roll Industries, Inc. (Food Products)	98	2,930
Transocean, Ltd.* (Energy Equipment & Services)	4,165	53,604
TreeHouse Foods, Inc.* (Food Products)	539	25,597
Trinity Industries, Inc. (Machinery)	1,421	54,140
Trustmark Corp. (Banks)	637	22,416
Tupperware Brands Corp. (Household Durables)	294	10,793
UGI Corp. (Gas Utilities)	1,617	85,927
UMB Financial Corp. (Banks)	441	31,703
Umpqua Holdings Corp. (Banks)	2,107	44,879
United Bankshares, Inc. (Banks)	980	36,211
United Natural Foods, Inc.* (Food & Staples Retailing)	490	15,778
United States Steel Corp. (Metals & Mining)	1,666	60,692
United Therapeutics Corp.* (Biotechnology)	147	18,068
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	833	14,727
Urban Edge Properties (Equity Real Estate Investment Trusts)	441	10,002
Urban Outfitters, Inc.* (Specialty Retail)	784	34,810
Valley National Bancorp (Banks)	2,499	29,113
Valmont Industries, Inc. (Construction & Engineering)	147	20,529
Valvoline, Inc. (Chemicals)	735	16,604
Vectren Corp. (Multi-Utilities)	294	21,012
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,029	23,564
ViaSat, Inc.* (Communications Equipment)	343	24,127
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	637	15,925
W.R. Berkley Corp. (Insurance)	931	70,579
Wabtec Corp. (Machinery)	490	54,057
Washington Federal, Inc. (Thrifts & Mortgage Finance)	490	16,440
Watsco, Inc. (Trading Companies & Distributors)	147	25,359
Webster Financial Corp. (Banks)	343	22,134
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	686	20,731
WellCare Health Plans, Inc.* (Health Care Providers & Services)	147	39,310
Werner Enterprises, Inc. (Road & Rail)	196	7,301
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	245	26,864
Williams-Sonoma, Inc. (Specialty Retail)	735	42,989
Wintrust Financial Corp. (Banks)	245	21,494
Woodward, Inc. (Machinery)	245	20,386
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	637	17,728
Worthington Industries, Inc. (Metals & Mining)	392	18,353
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,773	70,818
TOTAL COMMON STOCKS (Cost $6,705,869)		8,311,536
TOTAL INVESTMENT SECURITIES (Cost $6,705,869)—100.2%		8,311,536
Net other assets (liabilities)—(0.2)%		(18,536)
NET ASSETS—100.0%		$8,293,000

*	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

130 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Mid-Cap Value ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$46,972	0.6%
Airlines	53,802	0.6%
Auto Components	33,198	0.4%
Banks	812,537	9.8%
Beverages	13,473	0.2%
Biotechnology	18,068	0.2%
Capital Markets	66,249	0.8%
Chemicals	263,048	3.2%
Commercial Services & Supplies	84,581	1.0%
Communications Equipment	147,524	1.8%
Construction & Engineering	149,990	1.8%
Consumer Finance	47,948	0.6%
Containers & Packaging	175,075	2.1%
Diversified Consumer Services	59,466	0.7%
Electric Utilities	159,097	1.9%
Electrical Equipment	196,392	2.4%
Electronic Equipment, Instruments & Components	272,902	3.3%
Energy Equipment & Services	297,288	3.6%
Equity Real Estate Investment Trusts	839,497	10.1%
Food & Staples Retailing	53,295	0.6%
Food Products	179,244	2.2%
Gas Utilities	305,529	3.7%
Health Care Equipment & Supplies	106,305	1.3%
Health Care Providers & Services	191,551	2.3%
Health Care Technology	10,196	0.1%
Hotels, Restaurants & Leisure	123,325	1.5%
Household Durables	39,605	0.5%
Household Products	18,722	0.2%
Industrial Conglomerates	36,115	0.4%
Insurance	554,120	6.7%
Internet Software & Services	8,341	0.1%
IT Services	229,022	2.8%
Leisure Products	28,356	0.3%
Life Sciences Tools & Services	26,559	0.3%
Machinery	334,286	4.0%
Marine	40,891	0.5%
Media	127,278	1.5%
Metals & Mining	352,360	4.2%
Multiline Retail	32,757	0.4%
Multi-Utilities	133,467	1.6%
Oil, Gas & Consumable Fuels	551,199	6.6%
Paper & Forest Products	28,353	0.3%
Personal Products	47,809	0.6%
Pharmaceuticals	23,637	0.3%
Professional Services	77,912	0.9%
Real Estate Management & Development	40,395	0.5%
Road & Rail	155,622	1.9%
Semiconductors & Semiconductor Equipment	83,502	1.0%
Software	78,970	1.0%
Specialty Retail	290,149	3.5%
Technology Hardware, Storage & Peripherals	31,466	0.4%
Textiles, Apparel & Luxury Goods	31,996	0.4%
Thrifts & Mortgage Finance	66,574	0.8%
Trading Companies & Distributors	89,719	1.1%
Water Utilities	23,531	0.3%
Wireless Telecommunication Services	22,271	0.3%
Other**	(18,536)	(0.2)%
Total	$8,293,000	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Mobile Telecommunications UltraSector ProFund :: 131

Common Stocks (27.7%)

	Shares	Value
Sprint Corp.* (Wireless Telecommunication Services)	4,634	$25,163
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	642	16,211
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,998	119,879
Verizon Communications, Inc. (Diversified Telecommunication Services)	27,961	1,443,906
TOTAL COMMON STOCKS (Cost $1,385,435)		1,605,159

Repurchase Agreements(a)(b) (15.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $913,046	$913,000	$913,000
TOTAL REPURCHASE AGREEMENTS (Cost $913,000)		913,000
TOTAL INVESTMENT SECURITIES (Cost $2,298,435)—43.4%		2,518,159
Net other assets (liabilities)—56.6%		3,284,093
NET ASSETS—100.0%		$5,802,252

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $177,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	8/23/18	2.45%	$1,299,971	$9,856
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	8/23/18	2.30%	5,780,262	58,431
				$7,080,233	$68,287

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,443,906	24.9%
Wireless Telecommunication Services	161,253	2.8%
Other**	4,197,093	72.3%
Total	$5,802,252	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (60.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,056	$371,212
Adobe Systems, Inc.* (Software)	3,264	798,636
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	195,717
Align Technology, Inc.* (Health Care Equipment & Supplies)	544	194,018
Alphabet, Inc.*—Class A (Internet Software & Services)	1,984	2,434,804
Alphabet, Inc.*—Class C (Internet Software & Services)	2,336	2,843,520
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,232	5,744,685
American Airlines Group, Inc. (Airlines)	3,104	122,732
Amgen, Inc. (Biotechnology)	4,416	867,966
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,464	236,889
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,736	6,229,333
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,720	326,794
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	512	109,568
Autodesk, Inc.* (Software)	1,472	189,064
Automatic Data Processing, Inc. (IT Services)	2,944	397,411
Baidu, Inc.*ADR (Internet Software & Services)	1,856	458,766
Biogen, Inc.* (Biotechnology)	1,408	470,793
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,184	119,063
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	320	649,190
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,720	603,214
CA, Inc. (Software)	2,784	123,081
Cadence Design Systems, Inc.* (Software)	1,888	83,242
Celgene Corp.* (Biotechnology)	4,832	435,315
Cerner Corp.* (Health Care Technology)	2,208	137,073
Charter Communications, Inc.*—Class A (Media)	1,568	477,581
Check Point Software Technologies, Ltd.* (Software)	1,056	118,980
Cintas Corp. (Commercial Services & Supplies)	704	143,954
Cisco Systems, Inc. (Communications Equipment)	31,328	1,324,861
Citrix Systems, Inc.* (Software)	896	98,533
Cognizant Technology Solutions Corp. (IT Services)	3,904	318,176
Comcast Corp.—Class A (Media)	30,592	1,094,583
Costco Wholesale Corp. (Food & Staples Retailing)	2,912	636,884
CSX Corp. (Road & Rail)	5,824	411,640
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,104	127,730
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	72,357
Dollar Tree, Inc.* (Multiline Retail)	1,568	143,127
eBay, Inc.* (Internet Software & Services)	6,624	221,573
Electronic Arts, Inc.* (Software)	2,048	263,680
Expedia, Inc. (Internet & Direct Marketing Retail)	928	124,204
Express Scripts Holding Co.* (Health Care Providers & Services)	3,744	297,498
Facebook, Inc.*—Class A (Internet Software & Services)	15,968	2,755,757
Fastenal Co. (Trading Companies & Distributors)	1,920	109,306
Fiserv, Inc.* (IT Services)	2,720	205,306
Gilead Sciences, Inc. (Biotechnology)	8,672	674,942
Hasbro, Inc. (Leisure Products)	832	82,876
Henry Schein, Inc.* (Health Care Providers & Services)	1,024	81,316
Hologic, Inc.* (Health Care Equipment & Supplies)	1,824	78,268
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	576	141,080
Illumina, Inc.* (Life Sciences Tools & Services)	992	321,765
Incyte Corp.* (Biotechnology)	1,408	93,688
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,040	1,493,024
Intuit, Inc. (Software)	1,696	346,391
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	768	390,289
J.B. Hunt Transport Services, Inc. (Road & Rail)	736	88,246
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,144	220,324
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	120,238
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,088	207,416
Liberty Global PLC*—Class A (Media)	1,440	40,651
Liberty Global PLC*—Class C (Media)	3,808	103,349
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,368	302,725
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	113,476
Mercadolibre, Inc. (Internet Software & Services)	288	98,758
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,568	146,498
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,712	407,116
Microsoft Corp. (Software)	51,168	5,427,900
Mondelez International, Inc.—Class A (Food Products)	9,824	426,165
Monster Beverage Corp.* (Beverages)	3,744	224,715
Mylan N.V.* (Pharmaceuticals)	3,424	127,749
Netease.com, Inc.ADR (Internet Software & Services)	512	132,096
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,880	971,856
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,032	987,276
O’Reilly Automotive, Inc.* (Specialty Retail)	544	166,464
PACCAR, Inc. (Machinery)	2,336	153,522
Paychex, Inc. (IT Services)	2,400	165,648
PayPal Holdings, Inc.* (IT Services)	7,904	649,234
PepsiCo, Inc. (Beverages)	9,280	1,067,200

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 133

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,888	$633,722
Qurate Retail Group, Inc.*—Class A (Health Care Providers & Services)	2,944	62,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	704	259,079
Ross Stores, Inc. (Specialty Retail)	2,528	221,023
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,920	101,030
Shire Pharmaceuticals Group PLCADR (Biotechnology)	448	76,433
Sirius XM Holdings, Inc. (Media)	29,824	209,364
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	115,009
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,184	481,150
Symantec Corp. (Software)	4,128	83,468
Synopsys, Inc.* (Software)	992	88,715
Take-Two Interactive Software, Inc.* (Software)	768	86,799
Tesla Motors, Inc.* (Automobiles)	1,120	333,917
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,528	726,697
The Kraft Heinz Co. (Food Products)	8,128	489,712
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,632	337,920
Twenty-First Century Fox, Inc.—Class A (Media)	7,008	315,360
Twenty-First Century Fox, Inc.—Class B (Media)	5,312	235,959
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	101,666
Verisk Analytics, Inc.*—Class A (Professional Services)	1,088	120,355
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,696	296,885
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,168	77,774
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,592	445,751
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,984	139,178
Workday, Inc.*—Class A (Software)	960	119,059
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	736	122,750
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,696	122,231
TOTAL COMMON STOCKS (Cost $20,922,052)		55,543,761

Repurchase Agreements(a)(b) (41.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $37,610,888	$37,609,000	$37,609,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,609,000)		37,609,000
TOTAL INVESTMENT SECURITIES (Cost $58,531,052)—102.1%		93,152,761
Net other assets (liabilities)—(2.1)%		(1,959,479)
NET ASSETS—100.0%		$91,193,282

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $3,272,000.

ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	68	9/24/18	$9,852,860	$78,243

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/18	2.50%	$11,691,779	$(125,296)
Nasdaq-100 Index	UBS AG	8/27/18	2.45%	14,162,132	(123,902)
				$25,853,911	$(249,198)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

134 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Nasdaq-100 ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Airlines	$122,732	0.1%
Automobiles	333,917	0.4%
Beverages	1,291,915	1.4%
Biotechnology	3,489,880	3.8%
Commercial Services & Supplies	143,954	0.2%
Communications Equipment	1,324,861	1.5%
Food & Staples Retailing	1,082,635	1.2%
Food Products	915,877	1.0%
Health Care Equipment & Supplies	876,012	1.0%
Health Care Providers & Services	441,492	0.5%
Health Care Technology	137,073	0.2%
Hotels, Restaurants & Leisure	906,625	1.0%
Internet & Direct Marketing Retail	7,837,989	8.6%
Internet Software & Services	8,945,274	9.6%
IT Services	1,735,775	1.9%
Leisure Products	82,876	0.1%
Life Sciences Tools & Services	321,765	0.4%
Machinery	153,522	0.2%
Media	2,476,847	2.7%
Multiline Retail	143,127	0.2%
Pharmaceuticals	127,749	0.1%
Professional Services	120,355	0.1%
Road & Rail	499,887	0.5%
Semiconductors & Semiconductor Equipment	6,349,168	7.0%
Software	8,198,760	9.0%
Specialty Retail	489,153	0.5%
Technology Hardware, Storage & Peripherals	6,469,541	7.1%
Trading Companies & Distributors	109,306	0.1%
Wireless Telecommunication Services	415,694	0.5%
Other**	35,649,521	39.1%
Total	$91,193,282	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 135

Common Stocks (76.4%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,711	$783,510
Andeavor (Oil, Gas & Consumable Fuels)	2,897	434,724
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,465	91,711
Apache Corp. (Oil, Gas & Consumable Fuels)	7,951	365,746
Apergy Corp.* (Energy Equipment & Services)	1,578	64,698
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	8,624	298,218
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9,367	220,125
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,297	272,860
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	18,906	89,236
Chevron Corp. (Oil, Gas & Consumable Fuels)	39,636	5,004,837
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,986	195,820
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,039	65,755
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,919	571,586
ConocoPhillips (Oil, Gas & Consumable Fuels)	24,270	1,751,565
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,813	115,796
Core Laboratories N.V. (Energy Equipment & Services)	918	102,926
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	10,876	489,529
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,026	267,331
Dril-Quip, Inc.* (Energy Equipment & Services)	782	40,312
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,012	149,250
Ensco PLCADR—Class A (Energy Equipment & Services)	9,065	67,353
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,997	1,546,893
EQT Corp. (Oil, Gas & Consumable Fuels)	5,228	259,727
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	87,838	7,159,674
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,693	88,629
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,236	37,246
Halliburton Co. (Energy Equipment & Services)	18,153	770,050
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,276	139,633
Hess Corp. (Oil, Gas & Consumable Fuels)	5,410	355,058
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,672	273,858
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	39,342	699,501
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17,685	373,507
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,558	772,573
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,376	112,286
Nabors Industries, Ltd. (Energy Equipment & Services)	7,335	43,863
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,949	386,480
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,145	119,044
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	10,024	361,766
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,529	67,564
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,860	1,331,130
Oceaneering International, Inc. (Energy Equipment & Services)	2,026	55,431
OGE Energy Corp. (Electric Utilities)	4,145	150,215
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,556	602,685
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	5,355	168,308
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,604	79,189
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,319	108,297
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,375	86,598
Phillips 66 (Oil, Gas & Consumable Fuels)	8,725	1,076,142
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,534	668,880
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,925	51,171
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,727	72,938
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,344	33,941
Schlumberger, Ltd. (Energy Equipment & Services)	28,729	1,939,783
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,379	34,682
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,139	58,844
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,593	54,448
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,210	31,586
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,574	233,594
TechnipFMC PLC (Energy Equipment & Services)	9,026	293,796
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	17,182	511,165
Transocean, Ltd.* (Energy Equipment & Services)	9,085	116,924
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,645	44,349
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,927	1,056,510
Weatherford International PLC* (Energy Equipment & Services)	20,699	70,170
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,869	92,796
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,396	38,851

See accompanying notes to the financial statements.

136 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,291	$155,622
TOTAL COMMON STOCKS (Cost $22,715,694)		34,228,285

Repurchase Agreements(a)(b) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $10,097,507	$10,097,000	$10,097,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,097,000)		10,097,000
TOTAL INVESTMENT SECURITIES (Cost $32,812,694)—98.9%		44,325,285
Net other assets (liabilities)—1.1%		482,299
NET ASSETS—100.0%		$44,807,584

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $4,800,000.

ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/18	2.45%	$16,164,527	$500,163
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/18	2.45%	16,807,467	503,303
				$32,971,994	$1,003,466

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Electric Utilities	$150,215	0.3%
Energy Equipment & Services	4,578,702	10.3%
Oil, Gas & Consumable Fuels	29,410,739	65.6%
Semiconductors & Semiconductor Equipment	88,629	0.2%
Other**	10,579,299	23.6%
Total	$44,807,584	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 137

Common Stocks (71.6%)

	Shares	Value
Apergy Corp.* (Energy Equipment & Services)	1,405	$57,605
Baker Hughes a GE Co.—Class A (Energy Equipment & Services)	7,874	272,283
Core Laboratories N.V. (Energy Equipment & Services)	897	100,572
Dril-Quip, Inc.* (Energy Equipment & Services)	644	33,198
Ensco PLCADR—Class A (Energy Equipment & Services)	8,552	63,541
Halliburton Co. (Energy Equipment & Services)	16,916	717,577
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,097	128,651
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	36,761	653,610
Nabors Industries, Ltd. (Energy Equipment & Services)	6,756	40,401
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,250	352,495
Oceaneering International, Inc. (Energy Equipment & Services)	1,757	48,072
OGE Energy Corp. (Electric Utilities)	3,794	137,495
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,059	567,676
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,244	72,997
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,282	33,043
Schlumberger, Ltd. (Energy Equipment & Services)	26,685	1,801,771
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,368	34,405
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,124	30,740
TechnipFMC PLC (Energy Equipment & Services)	8,228	267,821
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	15,953	474,602
Transocean, Ltd.* (Energy Equipment & Services)	8,339	107,323
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,462	39,416
Weatherford International PLC* (Energy Equipment & Services)	19,141	64,888
TOTAL COMMON STOCKS (Cost $4,053,745)		6,100,182

Repurchase Agreements(a)(b) (22.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,880,094	$1,880,000	$1,880,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,880,000)		1,880,000
TOTAL INVESTMENT SECURITIES (Cost $5,933,745)—93.7%		7,980,182
Net other assets (liabilities)—6.3%		540,808
NET ASSETS—100.0%		$8,520,990

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,288,000.

ADR    American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	8/23/18	2.45%	$3,419,183	$105,044
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	8/23/18	2.30%	3,277,361	113,247
				$6,696,544	$218,291

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

138 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Electric Utilities	$137,495	1.6%
Energy Equipment & Services	4,232,394	49.7%
Oil, Gas & Consumable Fuels	1,730,293	20.3%
Other**	2,420,808	28.4%
Total	$8,520,990	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 139

Common Stocks (58.1%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	378	$7,001
Allergan PLC (Pharmaceuticals)	1,411	259,751
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,866
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,756	396,915
Catalent, Inc.* (Pharmaceuticals)	559	23,310
Eli Lilly & Co. (Pharmaceuticals)	3,928	388,126
Endo International PLC* (Pharmaceuticals)	829	10,313
Horizon Pharma PLC* (Pharmaceuticals)	664	11,706
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	260	45,001
Johnson & Johnson (Pharmaceuticals)	11,054	1,464,876
Mallinckrodt PLC* (Pharmaceuticals)	352	8,254
Merck & Co., Inc. (Pharmaceuticals)	11,098	731,025
Mylan N.V.* (Pharmaceuticals)	2,137	79,731
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	155	6,231
Perrigo Co. PLC (Pharmaceuticals)	534	42,998
Pfizer, Inc. (Pharmaceuticals)	24,113	962,832
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	222	7,932
TESARO, Inc.* (Biotechnology)	142	4,946
The Medicines Co.* (Pharmaceuticals)	252	10,012
Zoetis, Inc. (Pharmaceuticals)	1,998	172,787
TOTAL COMMON STOCKS (Cost $2,118,005)		4,639,613

Repurchase Agreements(a)(b) (19.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,586,080	$1,586,000	$1,586,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,586,000)		1,586,000
TOTAL INVESTMENT SECURITIES (Cost $3,704,005)—77.9%		6,225,613
Net other assets (liabilities)—22.1%		1,769,148
NET ASSETS—100.0%		$7,994,761

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $907,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	8/23/18	2.45%	$3,435,284	$144,856
Dow Jones U.S. Pharmaceuticals Index	UBS AG	8/23/18	2.30%	3,923,956	156,461
				$7,359,240	$301,317

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Biotechnology	$4,946	0.1%
Pharmaceuticals	4,634,667	58.0%
Other**	3,355,148	41.9%
Total	$7,994,761	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

140 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (78.6%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	34,463	$1,443,310
Alamos Gold, Inc. (Metals & Mining)	57,428	311,834
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	60,237	535,507
B2gold Corp.* (Metals & Mining)	145,208	360,116
Barrick Gold Corp.ADR (Metals & Mining)	172,211	1,927,041
Coeur Mining, Inc.* (Metals & Mining)	27,481	192,367
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	29,597	406,663
Eldorado Gold Corp.* (Metals & Mining)	117,161	127,705
First Majestic Silver Corp.* (Metals & Mining)	24,781	164,546
Fortuna Silver Mines, Inc.* (Metals & Mining)	23,565	128,901
Franco-Nevada Corp. (Metals & Mining)	27,436	2,009,687
Gold Fields, Ltd.ADR (Metals & Mining)	112,742	421,655
Goldcorp, Inc. (Metals & Mining)	128,260	1,603,250
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	62,736	106,651
Hecla Mining Co. (Metals & Mining)	70,086	224,275
IAMGOLD Corp.* (Metals & Mining)	68,821	378,516
Kinross Gold Corp.* (Metals & Mining)	184,440	663,984
Kirkland Lake Gold, Ltd. (Capital Markets)	28,044	615,005
McEwen Mining, Inc. (Metals & Mining)	36,798	82,428
New Gold, Inc.* (Metals & Mining)	85,408	106,760
Newmont Mining Corp. (Metals & Mining)	78,707	2,886,973
Novagold Resources, Inc.* (Metals & Mining)	32,344	139,403
Osisko Gold Royalties, Ltd. (Metals & Mining)	18,208	173,158
Pan American Silver Corp. (Metals & Mining)	22,618	372,518
Pretium Resources, Inc.* (Metals & Mining)	22,602	185,336
Randgold Resources, Ltd.ADR (Metals & Mining)	13,839	1,022,010
Royal Gold, Inc. (Metals & Mining)	9,674	818,517
Sandstorm Gold, Ltd.* (Metals & Mining)	27,199	120,764
Seabridge Gold, Inc.* (Metals & Mining)	6,767	78,836
Sibanye Gold, Ltd.*ADR (Metals & Mining)	66,877	168,530
SSR Mining, Inc.* (Metals & Mining)	17,717	184,434
Tahoe Resources, Inc.* (Metals & Mining)	46,185	208,294
Wheaton Precious Metals Corp. (Metals & Mining)	65,352	1,369,124
Yamana Gold, Inc. (Metals & Mining)	140,017	446,654
TOTAL COMMON STOCKS (Cost $15,218,961)		19,984,752

Repurchase Agreements(a)(b) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $6,376,320	$6,376,000	$6,376,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,376,000)		6,376,000
TOTAL INVESTMENT SECURITIES (Cost $21,594,961)—103.7%		26,360,752
Net other assets (liabilities)—(3.7)%		(930,446)
NET ASSETS—100.0%		$25,430,306

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $3,286,000.

ADR    American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/18	2.45%	$9,004,224	$(122,759)
Dow Jones Precious Metals Index	UBS AG	8/23/18	2.70%	9,252,166	(115,805)
				$18,256,390	$(238,564)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Capital Markets	$615,005	2.4%
Metals & Mining	19,369,747	76.2%
Other**	5,445,554	21.4%
Total	$25,430,306	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 141

Common Stocks (74.1%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	394	$10,670
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,035	39,621
Alexander & Baldwin, Inc. (Real Estate Management & Development)	326	7,808
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	497	63,338
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	660	27,225
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,253	27,741
American Tower Corp. (Equity Real Estate Investment Trusts)	2,133	316,195
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5,599	60,022
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	759	32,371
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,045	18,800
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	667	117,959
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	524	17,365
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	745	93,520
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	862	14,214
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,463	25,880
Camden Property Trust (Equity Real Estate Investment Trusts)	448	41,480
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	834	4,545
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,461	72,757
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	903	17,247
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	2,396	14,759
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	572	13,259
Corecivic, Inc. (Equity Real Estate Investment Trusts)	572	14,666
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	167	18,721
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	493	14,662
CoStar Group, Inc.* (Professional Services)	176	73,190
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,030	18,920
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,002	221,881
CubeSmart (Equity Real Estate Investment Trusts)	879	26,686
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	478	29,598
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	455	30,426
DDR Corp. (Equity Real Estate Investment Trusts)	740	10,138
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	968	11,539
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	995	120,813
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	771	29,946
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,723	50,174
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	169	16,109
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	390	16,130
EPR Properties (Equity Real Estate Investment Trusts)	312	20,745
Equinix, Inc. (Equity Real Estate Investment Trusts)	383	168,244
Equity Commonwealth* (Equity Real Estate Investment Trusts)	587	18,909
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	429	39,035
Equity Residential (Equity Real Estate Investment Trusts)	1,778	116,335
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	318	76,463
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	608	57,134
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	354	44,427
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	604	19,660
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,290	32,211
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	296	7,370
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	968	35,158
GGP, Inc. (Equity Real Estate Investment Trusts)	3,055	65,133
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	776	21,255
HCP, Inc. (Equity Real Estate Investment Trusts)	2,268	58,741
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	604	17,945
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	991	27,074
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	499	24,506
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	793	22,418
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,579	74,944
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	756	25,901
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	539	8,942
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,358	47,679

See accompanying notes to the financial statements.

142 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
JBG Smith Properties (Equity Real Estate Investment Trusts)	450	$16,425
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	219	37,451
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	477	34,797
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,052	34,248
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	403	6,799
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	405	29,820
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	534	18,514
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,043	9,168
Liberty Property Trust (Equity Real Estate Investment Trusts)	714	30,602
Life Storage, Inc. (Equity Real Estate Investment Trusts)	224	21,495
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	436	8,489
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,761	25,376
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,923	15,480
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	550	55,429
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	200	14,968
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	743	33,145
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,622	29,018
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	958	28,443
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	672	14,280
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	988	15,255
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	970	30,342
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	334	12,876
Physicians Realty Trust (Equity Real Estate Investment Trusts)	878	13,837
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	620	12,264
Potlatch Corp. (Equity Real Estate Investment Trusts)	291	13,604
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,573	168,840
Public Storage (Equity Real Estate Investment Trusts)	724	157,709
Rayonier, Inc. (Equity Real Estate Investment Trusts)	625	21,881
Realogy Holdings Corp. (Real Estate Management & Development)	616	13,472
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,374	76,628
Regency Centers Corp. (Equity Real Estate Investment Trusts)	712	45,305
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,059	13,290
Retail Value, Inc.* (Capital Markets)	77	2,544
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	846	19,111
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	248	21,082
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	860	18,585
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	556	87,987
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,147	20,462
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,495	263,433
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	428	44,131
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	206	2,058
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,069	17,318
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,264	28,870
STORE Capital Corp. (Equity Real Estate Investment Trusts)	832	22,838
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	386	37,427
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,090	17,734
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	456	10,876
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	294	18,243
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	593	15,347
The Howard Hughes Corp.* (Real Estate Management & Development)	187	25,348
The Macerich Co. (Equity Real Estate Investment Trusts)	525	31,007
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,196	18,538
UDR, Inc. (Equity Real Estate Investment Trusts)	1,292	49,716
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	796	14,073
Urban Edge Properties (Equity Real Estate Investment Trusts)	511	11,589
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,720	96,974
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,675	35,670
Vornado Realty Trust (Equity Real Estate Investment Trusts)	836	60,125
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	899	7,219
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	380	11,586
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	575	17,377

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 143

Common Stocks, continued

	Shares	Value
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,796	$112,430
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,655	124,928
WP Carey, Inc. (Equity Real Estate Investment Trusts)	518	33,867
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	515	12,561
TOTAL COMMON STOCKS (Cost $2,153,124)		5,140,908

Repurchase Agreements(a)(b) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,760,088	$1,760,000	$1,760,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,760,000)		1,760,000
TOTAL INVESTMENT SECURITIES (Cost $3,913,124)—99.5%		6,900,908
Net other assets (liabilities)—0.5%		33,364
NET ASSETS—100.0%		$6,934,272

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $775,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/18	2.45%	$2,466,212	$26,854
Dow Jones U.S. Real Estate Index	UBS AG	8/23/18	2.30%	2,805,336	34,334
				$5,271,548	$61,188

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Capital Markets	$2,544	NM
Equity Real Estate Investment Trusts	4,673,235	67.3%
Mortgage Real Estate Investment Trusts	235,103	3.4%
Professional Services	73,190	1.1%
Real Estate Management & Development	156,836	2.3%
Other**	1,793,364	25.9%
Total	$6,934,272	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

144 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $26,371,324	$26,370,000	$26,370,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,370,000)		26,370,000
TOTAL INVESTMENT SECURITIES (Cost $26,370,000)—97.1%		26,370,000
Net other assets (liabilities)—2.9%		775,444
NET ASSETS—100.0%		$27,145,444

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $385,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Citibank North America	8/15/18	(1.75)%	$(23,606,578)	$619,969
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Societe’ Generale	8/15/18	(1.58)%	(10,088,281)	234,506
				$(33,694,859)	$854,475

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 145

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $16,323,819	$16,323,000	$16,323,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,323,000)		16,323,000
TOTAL INVESTMENT SECURITIES (Cost $16,323,000)—98.8%		16,323,000
Net other assets (liabilities)—1.2%		199,372
NET ASSETS—100.0%		$16,522,372

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $238,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.88% due on 5/15/28	Citibank North America	8/15/18	(1.75)%	$(11,418,242)	$94,421
10-Year U.S. Treasury Note, 2.88% due on 5/15/28	Societe’ Generale	8/15/18	(1.71)%	(5,063,742)	43,115
				$(16,481,984)	$137,536

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized gain (loss).

See accompanying notes to the financial statements.

146 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (94.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $14,920,749	$14,920,000	$14,920,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,920,000)		14,920,000
TOTAL INVESTMENT SECURITIES (Cost $14,920,000)—94.5%		14,920,000
Net other assets (liabilities)—5.5%		875,839
NET ASSETS—100.0%		$15,795,839

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $965,000.

As of July 31, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$1,470,138	British pound	1,108,261	8/10/18	$1,454,984	$15,154
U.S. dollar	995,967	Canadian dollar	1,301,321	8/10/18	1,000,675	(4,708)
U.S. dollar	7,378,153	Euro	6,278,295	8/10/18	7,346,367	31,786
U.S. dollar	1,276,097	Japanese yen	141,743,858	8/10/18	1,268,741	7,356
U.S. dollar	442,634	Swedish krona	3,867,514	8/10/18	440,347	2,287
U.S. dollar	529,793	Swiss franc	524,365	8/10/18	530,300	(507)
Total Short Contracts	$12,092,782				$12,041,414	$51,368
Long:
British pound	445,468	U.S. dollar	$588,496	8/10/18	$584,834	$(3,662)
Canadian dollar	597,487	U.S. dollar	455,013	8/10/18	459,449	4,436
Euro	2,448,214	U.S. dollar	2,864,413	8/10/18	2,864,708	295
Japanese yen	73,342,114	U.S. dollar	654,330	8/10/18	656,481	2,151
Swedish krona	1,796,489	U.S. dollar	203,638	8/10/18	204,544	906
Swiss franc	176,044	U.S. dollar	176,386	8/10/18	178,036	1,650
Total Long Contracts			$4,942,276		$4,948,052	$5,776

As of July 31, 2018, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Short:
U.S. dollar	$1,414,651	British pound	1,066,235	8/10/18	$1,399,810	$14,841
U.S. dollar	1,191,681	Canadian dollar	1,557,810	8/10/18	1,197,907	(6,226)
U.S. dollar	6,557,137	Euro	5,577,766	8/10/18	6,526,663	30,474
U.S. dollar	1,995,572	Japanese yen	221,940,995	8/10/18	1,986,581	8,991
U.S. dollar	564,813	Swedish krona	4,935,577	8/10/18	561,954	2,859
U.S. dollar	335,671	Swiss franc	332,441	8/10/18	336,204	(533)
Total Short Contracts	$12,059,525				$12,009,119	$50,406
Long:
British pound	304,066	U.S. dollar	$396,449	8/10/18	$399,195	$2,746
Canadian dollar	397,711	U.S. dollar	300,422	8/10/18	305,827	5,405
Euro	1,669,331	U.S. dollar	1,947,548	8/10/18	1,953,319	5,771
Japanese yen	52,932,794	U.S. dollar	471,826	8/10/18	473,799	1,973
Swedish krona	1,230,154	U.S. dollar	138,294	8/10/18	140,063	1,769
Swiss franc	121,374	U.S. dollar	121,770	8/10/18	122,748	978
Total Long Contracts			$3,376,309		$3,394,951	$18,642
		Total unrealized appreciation				$141,828
		Total unrealized (depreciation)				(15,636)
		Total net unrealized appreciation / (depreciation)				$126,192

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 147

Common Stocks (78.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	153,660	$2,816,588
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	69,181	6,651,061
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	188,009	9,142,878
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	74,874	16,604,807
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	11,370	491,866
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	18,739	883,544
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	66,856	1,190,705
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	26,428	928,944
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	24,109	830,073
Intel Corp. (Semiconductors & Semiconductor Equipment)	869,111	41,804,238
InterDigital, Inc. (Communications Equipment)	6,473	533,699
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	29,077	3,414,221
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	30,589	5,831,487
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	108,874	2,320,105
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	52,163	3,189,246
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	43,835	4,095,504
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	216,307	11,418,847
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,190	960,917
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	7,235	959,940
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	113,216	27,722,070
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	79,742	1,758,311
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	23,589	1,928,637
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	276,503	17,721,077
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	12,346	585,818
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	8,063	768,001
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	33,948	3,210,802
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	6,448	323,109
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	35,680	1,543,160
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	182,569	20,323,581
Universal Display Corp. (Electronic Equipment, Instruments & Components)	7,815	752,585
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	20,320	783,336
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	47,258	3,405,884
TOTAL COMMON STOCKS (Cost $130,922,783)		194,895,041

Repurchase Agreements(a)(b) (23.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $57,355,879	$57,353,000	$57,353,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,353,000)		57,353,000
TOTAL INVESTMENT SECURITIES (Cost $188,275,783)—101.0%		252,248,041
Net other assets (liabilities)—(1.0)%		(2,413,918)
NET ASSETS—100.0%		$249,834,123

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $33,017,000.

See accompanying notes to the financial statements.

148 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/18	2.45%	$87,601,983	$(1,077,789)
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/18	2.50%	91,125,900	(1,129,054)
				$178,727,883	$(2,206,843)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Communications Equipment	$533,699	0.2%
Electronic Equipment, Instruments & Components	752,585	0.3%
Semiconductors & Semiconductor Equipment	193,608,757	77.5%
Other**	54,939,082	22.0%
Total	$249,834,123	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 149

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $2,992,150	$2,992,000	$2,992,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,992,000)		2,992,000
TOTAL INVESTMENT SECURITIES (Cost $2,992,000)—102.0%		2,992,000
Net other assets (liabilities)—(2.0)%		(59,342)
NET ASSETS—100.0%		$2,932,658

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2018, the aggregate amount held in a segregated account was $467,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	9/24/18	$289,790	$(2,744)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/18	(2.25)%	$(1,315,106)	$13,415
Nasdaq-100 Index	UBS AG	8/27/18	(2.10)%	(1,318,776)	14,746
				$(2,633,882)	$28,161

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

150 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (108.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $1,783,089	$1,783,000	$1,783,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,783,000)		1,783,000
TOTAL INVESTMENT SECURITIES (Cost $1,783,000)—108.7%		1,783,000
Net other assets (liabilities)—(8.7)%		(143,383)
NET ASSETS—100.0%		$1,639,617

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $347,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/18	(2.10)%	$(796,561)	$(51,150)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/18	(1.80)%	(841,775)	(46,802)
				$(1,638,336)	$(97,952)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 151

Repurchase Agreements(a)(b) (94.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $6,196,311	$6,196,000	$6,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,196,000)		6,196,000
TOTAL INVESTMENT SECURITIES (Cost $6,196,000)—94.0%		6,196,000
Net other assets (liabilities)—6.0%		398,592
NET ASSETS—100.0%		$6,594,592

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $892,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/18	(1.85)%	$(3,318,665)	$(4,642)
Dow Jones Precious Metals Index	UBS AG	8/23/18	(1.70)%	(3,267,421)	(5,432)
				$(6,586,086)	$(10,074)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

152 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (92.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $1,689,085	$1,689,000	$1,689,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,689,000)		1,689,000
TOTAL INVESTMENT SECURITIES (Cost $1,689,000)—92.9%		1,689,000
Net other assets (liabilities)—7.1%		128,749
NET ASSETS—100.0%		$1,817,749

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $331,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/18	(2.10)%	$(913,457)	$(12,242)
Dow Jones U.S. Real Estate Index	UBS AG	8/23/18	(1.70)%	(901,968)	(11,792)
				$(1,815,425)	$(24,034)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 153

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $3,694,185	$3,694,000	$3,694,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,694,000)		3,694,000
TOTAL INVESTMENT SECURITIES (Cost $3,694,000)—102.3%		3,694,000
Net other assets (liabilities)—(2.3)%		(83,179)
NET ASSETS—100.0%		$3,610,821

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $633,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/18	(1.70)%	$(1,750,553)	$(8,811)
Russell 2000 Index	UBS AG	8/27/18	(1.45)%	(1,855,717)	(8,810)
				$(3,606,270)	$(17,621)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

154 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (25.9%)

	Percentage of Net Assets	Shares	Value
ALLETE, Inc. (Electric Utilities)	0.1%	306	$23,724
American Eagle Outfitters, Inc. (Specialty Retail)	0.1%	918	23,115
ASGN, Inc.* (Insurance)*	0.1%	306	27,631
Blackbaud, Inc. (Software)	0.1%	255	25,451
CACI International, Inc.— Class A* (IT Services)*	0.1%	153	26,805
Chemical Financial Corp. (Banks)	0.1%	408	23,174
Cree, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	561	26,451
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	204	23,018
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	0.1%	459	24,473
EMCOR Group, Inc. (Construction & Engineering)	0.1%	306	23,546
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	816	28,681
Etsy, Inc.* (Internet & Direct Marketing Retail)*	0.1%	663	27,089
FibroGen, Inc.* (Biotechnology)*	0.1%	408	25,744
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	714	23,240
Five Below, Inc.* (Specialty Retail)*	0.1%	306	29,731
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	918	25,143
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.1%	306	29,877
Hancock Holding Co. (Banks)	0.1%	510	25,628
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	306	23,104
Hubspot, Inc.* (Software)*	0.1%	204	25,315
IBERIABANK Corp. (Banks)	0.1%	306	25,429
IDACORP, Inc. (Electric Utilities)	0.1%	306	28,837
Ingevity Corp.* (Chemicals)*	0.1%	255	25,417
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	765	26,339
John Bean Technologies Corp. (Machinery)	0.1%	204	22,562
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	0.1%	663	22,986
LivaNova PLC* (Health Care Equipment & Supplies)*	0.1%	255	28,083
Louisiana-Pacific Corp. (Paper & Forest Products)	0.1%	867	23,339
Loxo Oncology, Inc.* (Biotechnology)*	0.1%	153	25,640
MAXIMUS, Inc. (IT Services)	0.1%	357	23,137
Medidata Solutions, Inc.* (Health Care Technology)*	0.1%	306	22,739
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	2,142	26,732
Neogen Corp.* (Health Care Equipment & Supplies)*	0.1%	306	25,214
New Jersey Resources Corp. (Gas Utilities)	0.1%	510	23,587
New Relic, Inc.* (Internet Software & Services)*	0.1%	255	24,915
ONE Gas, Inc. (Gas Utilities)	0.1%	306	23,574
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)*	0.1%	357	22,483
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)*	0.1%	510	24,235
Portland General Electric Co. (Electric Utilities)	0.1%	510	23,134
Primerica, Inc. (Insurance)	0.1%	255	29,273
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	1,275	24,416
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	0.1%	1,020	23,042
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	255	24,289
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)*	0.1%	255	22,735
Stifel Financial Corp. (Capital Markets)	0.1%	408	22,493
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.1%	408	25,640
The Brink’s Co. (Commercial Services & Supplies)	0.1%	306	24,434
Trex Co., Inc.* (Building Products)*	0.1%	357	27,752
Woodward, Inc. (Machinery)	0.1%	306	25,461
Other Common Stocks	23.1%	594,558	10,647,919
TOTAL COMMON STOCKS (Cost $10,029,456)			11,876,776

Contingent Right(NM)
Dyax Corp.*^+(a) (Biotechnology)		198	220
TOTAL CONTINGENT RIGHT (Cost $—)			220

See accompanying notes to the financial statements.

July 31, 2018 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 155

Trust (0.0%)

	Interest
	Units	Value
Ferroglobe Representation and Warranty Insurance*+^ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (69.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $32,082,610	$32,081,000	$32,081,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,081,000)		32,081,000
TOTAL INVESTMENT SECURITIES (Cost $42,110,456)—95.6%		43,957,996
Net other assets (liabilities)—4.4%		2,038,501
NET ASSETS—100.0%		$45,996,497

+                             These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

*                             Non-income producing security.

^                              The Advisor has deemed these securities to be illiquid. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)                     Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed. Subsequent to the date of this report, on August 23, 2018, the U.S. Food and Drug Administration approved the medication.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $2,724,000.

(c)                      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	87	9/24/18	$7,274,940	$(49,758)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/18	2.20%	$14,360,660	$52,574
Russell 2000 Index	UBS AG	8/27/18	1.95%	12,480,156	53,833
				$26,840,816	$106,407

(1)                     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                     Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

156 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2018

Small-Cap ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$160,492	0.3%
Air Freight & Logistics	41,367	0.1%
Airlines	48,324	0.1%
Auto Components	125,889	0.3%
Automobiles	8,140	NM
Banks	1,011,655	2.2%
Beverages	6,922	NM
Biotechnology	854,995	2.0%
Building Products	164,311	0.4%
Capital Markets	125,252	0.3%
Chemicals	263,099	0.6%
Commercial Services & Supplies	293,785	0.6%
Communications Equipment	209,245	0.5%
Construction & Engineering	142,475	0.3%
Construction Materials	16,641	NM
Consumer Finance	80,113	0.2%
Containers & Packaging	13,826	NM
Distributors	7,399	NM
Diversified Consumer Services	97,173	0.2%
Diversified Financial Services	23,380	0.1%
Diversified Telecommunication Services	68,937	0.1%
Electric Utilities	135,041	0.3%
Electrical Equipment	85,187	0.2%
Electronic Equipment, Instruments & Components	290,923	0.6%
Energy Equipment & Services	245,573	0.5%
Equity Real Estate Investment Trusts	857,660	2.0%
Food & Staples Retailing	68,105	0.1%
Food Products	81,805	0.2%
Gas Utilities	119,607	0.3%
Health Care Equipment & Supplies	391,065	0.9%
Health Care Providers & Services	251,842	0.5%
Health Care Technology	111,787	0.2%
Hotels, Restaurants & Leisure	306,597	0.7%
Household Durables	174,878	0.4%
Household Products	10,231	NM
Independent Power & Renewable Electricity Producers	47,287	0.1%
Industrial Conglomerates	9,894	NM
Insurance	297,154	0.6%
Internet & Direct Marketing Retail	92,588	0.2%
Internet Software & Services	385,958	0.8%
IT Services	250,545	0.5%
Leisure Products	32,062	0.1%
Life Sciences Tools & Services	65,569	0.1%
Machinery	403,006	0.9%
Marine	22,721	NM
Media	225,662	0.5%
Metals & Mining	161,401	0.4%
Mortgage Real Estate Investment Trusts	160,223	0.3%
Multiline Retail	39,872	0.1%
Multi-Utilities	54,563	0.1%
Oil, Gas & Consumable Fuels	432,323	0.9%
Paper & Forest Products	70,901	0.2%
Personal Products	16,481	NM
Pharmaceuticals	293,068	0.6%
Professional Services	136,694	0.3%
Real Estate Management & Development	55,106	0.1%
Road & Rail	71,041	0.2%
Semiconductors & Semiconductor Equipment	342,061	0.7%
Software	338,002	0.7%
Specialty Retail	316,780	0.7%
Technology Hardware, Storage & Peripherals	57,343	0.1%
Textiles, Apparel & Luxury Goods	90,145	0.2%
Thrifts & Mortgage Finance	265,319	0.6%
Tobacco	25,561	0.1%
Trading Companies & Distributors	165,044	0.4%
Water Utilities	35,724	0.1%
Wireless Telecommunication Services	23,177	0.1%
Other**	34,119,501	74.1%
Total	$45,996,497	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 157

Common Stocks (100.1%)

	Shares	Value
8x8, Inc.* (Software)	3,850	$76,808
AAON, Inc. (Building Products)	1,925	72,669
Abaxis, Inc. (Health Care Equipment & Supplies)	1,100	91,300
Actuant Corp.—Class A (Machinery)	1,650	47,108
ADTRAN, Inc. (Communications Equipment)	1,925	31,281
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,025	185,250
AdvanSix, Inc.* (Chemicals)	1,100	44,517
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	5,775	194,617
Aerovironment, Inc.* (Aerospace & Defense)	1,650	121,457
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	550	9,048
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,100	58,564
Alamo Group, Inc. (Machinery)	825	76,725
Alarm.com Holdings, Inc.* (Internet Software & Services)	1,100	47,157
Albany International Corp.—Class A (Machinery)	2,200	145,530
Allegiant Travel Co. (Airlines)	550	67,980
Ambac Financial Group, Inc.* (Insurance)	825	16,847
Amedisys, Inc.* (Health Care Providers & Services)	2,200	205,986
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,375	52,841
American States Water Co. (Water Utilities)	1,650	99,198
American Vanguard Corp. (Chemicals)	1,375	29,838
American Woodmark Corp.* (Building Products)	1,100	91,795
Ameris Bancorp (Banks)	1,925	89,705
AMERISAFE, Inc. (Insurance)	550	34,540
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,575	216,287
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,375	23,994
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	825	55,234
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	550	22,017
Apogee Enterprises, Inc. (Building Products)	1,100	55,836
Applied Optoelectronics, Inc.* (Communications Equipment)	1,375	52,841
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,925	29,068
ASGN, Inc.* (Insurance)	3,850	347,654
Avista Corp. (Multi-Utilities)	2,200	111,276
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,475	54,450
Axon Enterprise, Inc.* (Aerospace & Defense)	4,400	298,891
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,125	160,958
B&G Foods, Inc.—Class A (Food Products)	3,300	103,620
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,375	71,706
Balchem Corp. (Chemicals)	1,375	137,899
Banc of California, Inc. (Banks)	1,650	33,000
Banner Corp. (Banks)	1,100	69,267
Barnes Group, Inc. (Machinery)	3,575	242,563
Berkshire Hills Bancorp, Inc. (Banks)	825	33,495
BioTelemetry, Inc.* (Health Care Providers & Services)	2,475	129,938
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	825	52,181
Bottomline Technologies, Inc.* (Software)	2,750	148,225
Brady Corp.—Class A (Commercial Services & Supplies)	1,650	63,113
Brookline Bancorp, Inc. (Banks)	2,750	50,050
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,225	159,780
C&J Energy Services, Inc.* (Energy Equipment & Services)	1,100	25,586
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,925	231,865
CalAmp Corp.* (Communications Equipment)	2,750	62,590
Calavo Growers, Inc. (Food Products)	1,100	101,750
California Water Service Group (Water Utilities)	2,200	90,420
Callaway Golf Co. (Leisure Products)	4,675	89,947
Cal-Maine Foods, Inc.* (Food Products)	825	37,125
Cambrex Corp.* (Life Sciences Tools & Services)	1,650	103,125
CARBO Ceramics, Inc.* (Energy Equipment & Services)	550	5,132
Career Education Corp.* (Diversified Consumer Services)	3,300	60,720
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,300	55,803
Cavco Industries, Inc.* (Household Durables)	550	116,848
Central Garden & Pet Co.* (Household Products)	825	35,615
Central Garden & Pet Co.*—Class A (Household Products)	2,750	110,330
Central Pacific Financial Corp. (Banks)	1,375	37,895
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,650	49,665
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,925	61,639
City Holding Co. (Banks)	550	44,264
Coca-Cola Bottling Co. (Beverages)	275	39,908
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,025	157,149
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	2,200	55,396
Columbia Banking System, Inc. (Banks)	2,750	112,558
Comfort Systems USA, Inc. (Construction & Engineering)	2,750	152,763
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	550	16,500
Computer Programs & Systems, Inc. (Health Care Technology)	275	8,580
CONMED Corp. (Health Care Equipment & Supplies)	825	61,050
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,100	45,793
Control4 Corp.* (Electronic Equipment, Instruments & Components)	1,650	41,960
Corcept Therapeutics, Inc.* (Pharmaceuticals)	7,150	93,879
CorVel Corp.* (Health Care Providers & Services)	825	47,314
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,300	59,763

See accompanying notes to the financial statements.

158 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,100	$32,780
CSG Systems International, Inc. (IT Services)	1,100	44,737
CTS Corp. (Electronic Equipment, Instruments & Components)	1,375	47,988
Cubic Corp. (Aerospace & Defense)	825	56,183
Customers Bancorp, Inc.* (Banks)	1,100	28,017
Cutera, Inc.* (Health Care Equipment & Supplies)	1,100	44,000
CVB Financial Corp. (Banks)	4,125	98,670
Cytokinetics, Inc.* (Biotechnology)	1,650	12,128
Darling Ingredients, Inc.* (Food Products)	6,325	127,069
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,025	148,679
Depomed, Inc.* (Pharmaceuticals)	2,200	19,492
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,100	18,920
DineEquity, Inc. (Hotels, Restaurants & Leisure)	550	39,067
Dorman Products, Inc.* (Auto Components)	1,100	82,148
Eagle Pharmaceuticals, Inc.* (Biotechnology)	550	43,588
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	4,400	83,380
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,750	262,129
Ebix, Inc. (Software)	1,650	130,928
eHealth, Inc.* (Insurance)	550	13,057
El Paso Electric Co. (Electric Utilities)	1,650	102,795
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,475	44,624
Emergent BioSolutions, Inc.* (Biotechnology)	2,750	149,463
Employers Holdings, Inc. (Insurance)	1,100	51,095
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,100	107,272
Encore Capital Group, Inc.* (Consumer Finance)	1,100	39,710
EnPro Industries, Inc. (Machinery)	1,650	126,044
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	825	81,386
ESCO Technologies, Inc. (Machinery)	1,100	68,475
EVERTEC, Inc. (IT Services)	1,650	38,445
ExlService Holdings, Inc.* (IT Services)	2,475	147,609
Exponent, Inc. (Professional Services)	3,850	188,265
Extreme Networks, Inc.* (Communications Equipment)	8,800	74,800
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	825	53,708
Federal Signal Corp. (Machinery)	2,475	58,781
First Commonwealth Financial Corp. (Banks)	4,675	78,867
First Financial Bancorp (Banks)	3,300	100,155
First Financial Bankshares, Inc. (Banks)	3,025	171,214
FirstCash, Inc. (Consumer Finance)	3,575	290,290
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	5,500	71,225
Forrester Research, Inc. (IT Services)	550	25,438
Forward Air Corp. (Air Freight & Logistics)	2,200	140,580
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,675	116,407
Fox Factory Holding Corp.* (Auto Components)	2,750	136,675
Franklin Electric Co., Inc. (Machinery)	1,375	67,994
Franklin Financial Network, Inc.* (Banks)	275	10,766
Gentherm, Inc.* (Auto Components)	1,100	49,830
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,375	39,394
Glacier Bancorp, Inc. (Banks)	3,575	152,652
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,750	58,190
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,650	31,350
Green BanCorp, Inc. (Banks)	1,375	33,413
Green Dot Corp.*—Class A (Consumer Finance)	3,575	283,569
Griffon Corp. (Building Products)	1,100	19,690
H.B. Fuller Co. (Chemicals)	1,650	93,522
Hanmi Financial Corp. (Banks)	1,375	34,444
Harsco Corp.* (Machinery)	6,050	153,367
HealthEquity, Inc.* (Health Care Providers & Services)	3,850	290,674
HealthStream, Inc. (Health Care Technology)	825	23,166
Heartland Express, Inc. (Road & Rail)	1,375	26,386
Heritage Financial Corp. (Banks)	1,375	48,194
Heska Corp.* (Pharmaceuticals)	550	55,138
HFF, Inc.—Class A (Real Estate Management & Development)	2,750	123,778
Hillenbrand, Inc. (Machinery)	2,475	124,245
HMS Holdings Corp.* (Health Care Technology)	2,475	59,227
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,125	161,699
Independent Bank Corp. (Banks)	1,100	97,240
Ingevity Corp.* (Chemicals)	3,300	328,910
Innospec, Inc. (Chemicals)	825	66,784
Innoviva, Inc.* (Pharmaceuticals)	5,225	73,934
Inogen, Inc.* (Health Care Equipment & Supplies)	1,375	273,968
Insperity, Inc. (Professional Services)	2,750	261,525
Installed Building Products, Inc.* (Household Durables)	1,650	90,090
Integer Holdings Corp.* (Health Care Equipment & Supplies)	2,200	157,190
Inter Parfums, Inc. (Personal Products)	1,375	82,775
Interface, Inc. (Commercial Services & Supplies)	4,400	98,560
iRobot Corp.* (Household Durables)	2,200	174,349
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,100	67,320
J & J Snack Foods Corp. (Food Products)	825	119,592
James River Group Holdings, Ltd. (Insurance)	1,100	45,529
John Bean Technologies Corp. (Machinery)	2,475	273,734
KEMET Corp.* (Electronic Equipment, Instruments & Components)	3,850	100,062
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,025	9,257
Koppers Holdings, Inc.* (Chemicals)	1,650	61,958
Korn/Ferry International (Professional Services)	4,400	290,312
Kraton Performance Polymers, Inc.* (Chemicals)	2,475	119,023
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	5,225	137,731
Lannett Co., Inc.* (Pharmaceuticals)	1,375	17,531
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,200	31,790

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 159

Common Stocks, continued

	Shares	Value
La-Z-Boy, Inc. (Household Durables)	1,925	$58,713
LCI Industries (Auto Components)	1,925	177,004
LegacyTexas Financial Group, Inc. (Banks)	3,300	144,638
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	1,100	39,600
Lexington Realty Trust (Equity Real Estate Investment Trusts)	16,500	145,034
Lgi Homes, Inc.* (Household Durables)	1,375	71,074
LHC Group, Inc.* (Health Care Providers & Services)	2,200	189,376
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,650	360,244
Lindsay Corp. (Machinery)	275	25,889
Lithia Motors, Inc.—Class A (Specialty Retail)	825	73,466
LivePerson, Inc.* (Internet Software & Services)	2,200	51,040
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,650	69,581
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,375	26,593
Luminex Corp. (Life Sciences Tools & Services)	1,650	55,869
Lydall, Inc.* (Machinery)	550	25,520
M.D.C. Holdings, Inc. (Household Durables)	1,650	47,916
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,925	229,286
Marten Transport, Ltd. (Road & Rail)	1,650	36,053
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	4,675	80,924
Medifast, Inc. (Personal Products)	825	141,636
Mercury Systems, Inc.* (Aerospace & Defense)	3,575	149,185
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,375	21,725
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,850	209,054
Meritage Homes Corp.* (Household Durables)	1,650	71,198
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	825	73,796
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,375	53,969
MGP Ingredients, Inc. (Beverages)	825	67,708
MicroStrategy, Inc.*—Class A (Software)	275	35,791
MiMedx Group, Inc.* (Biotechnology)	7,700	32,725
Mobile Mini, Inc. (Commercial Services & Supplies)	1,925	82,101
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,775	170,939
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	825	39,328
Monotype Imaging Holdings, Inc. (Software)	1,925	39,751
Moog, Inc.—Class A (Aerospace & Defense)	1,100	82,511
Motorcar Parts of America, Inc.* (Auto Components)	825	17,820
Multi-Color Corp. (Commercial Services & Supplies)	550	36,493
Myers Industries, Inc. (Containers & Packaging)	1,375	29,631
Myriad Genetics, Inc.* (Biotechnology)	5,225	228,593
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,375	51,783
National Bank Holdings Corp. (Banks)	1,925	76,192
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	3,850	110,995
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,375	50,188
Nautilus, Inc.* (Leisure Products)	1,100	15,675
Neenah Paper, Inc. (Paper & Forest Products)	550	48,290
Neogen Corp.* (Health Care Equipment & Supplies)	3,850	317,239
NIC, Inc. (Internet Software & Services)	2,200	36,080
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	4,400	91,960
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,200	36,652
Northwest Natural Gas Co. (Gas Utilities)	825	53,749
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,200	88,000
Oclaro, Inc.* (Communications Equipment)	7,150	60,489
Omnicell, Inc.* (Health Care Technology)	3,025	179,987
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,675	78,493
Orthofix International N.V.* (Health Care Equipment & Supplies)	1,375	83,174
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	550	43,868
Pacific Premier Bancorp, Inc.* (Banks)	3,025	111,925
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	550	12,161
Patrick Industries, Inc.* (Building Products)	1,650	101,063
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	825	8,663
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	6,325	202,716
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	550	46,486
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,650	61,265
PGT, Inc.* (Building Products)	3,850	92,400
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,375	65,863
Piper Jaffray Cos. (Capital Markets)	550	42,542
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,375	98,313
Preferred Bank (Banks)	1,100	68,464
ProAssurance Corp. (Insurance)	1,925	79,503
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,200	17,567
Progress Software Corp. (Software)	3,575	131,524
ProPetro Holding Corp.* (Energy Equipment & Services)	3,850	63,294
Proto Labs, Inc.* (Machinery)	1,925	239,950
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	825	105,410
Quaker Chemical Corp. (Chemicals)	550	97,647
Quality Systems, Inc.* (Health Care Technology)	3,575	71,965
Qualys, Inc.* (Software)	2,475	215,572
Quanex Building Products Corp. (Building Products)	1,650	29,205
QuinStreet, Inc.* (Internet Software & Services)	2,750	36,465
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,650	9,735

See accompanying notes to the financial statements.

160 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,250	$101,970
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	3,850	50,628
Raven Industries, Inc. (Industrial Conglomerates)	2,750	106,700
Regenxbio, Inc.* (Biotechnology)	1,100	77,330
Repligen Corp.* (Biotechnology)	2,750	132,908
Restoration Hardware, Inc.* (Specialty Retail)	1,375	186,807
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,400	83,204
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,375	16,995
RLI Corp. (Insurance)	1,375	102,795
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,375	160,283
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,475	70,785
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,200	63,690
S&T Bancorp, Inc. (Banks)	1,375	61,545
Saia, Inc.* (Road & Rail)	1,375	103,606
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	550	29,304
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,100	45,639
Seacoast Banking Corp. of Florida* (Banks)	2,750	80,603
Select Medical Holdings Corp.* (Health Care Providers & Services)	4,675	97,240
Selective Insurance Group, Inc. (Insurance)	2,750	164,450
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,025	143,535
ServisFirst Bancshares, Inc. (Banks)	3,300	139,425
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,375	85,704
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,650	135,729
Shutterstock, Inc.* (Internet Software & Services)	1,375	63,346
Simpson Manufacturing Co., Inc. (Building Products)	3,025	220,704
Sleep Number Corp.* (Specialty Retail)	2,750	78,348
SolarEdge Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	1,650	87,863
Sonic Corp. (Hotels, Restaurants & Leisure)	1,375	48,331
South Jersey Industries, Inc. (Gas Utilities)	2,750	93,307
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,675	99,531
Sps Commerce, Inc.* (Internet Software & Services)	1,375	117,961
Stamps.com, Inc.* (Internet Software & Services)	1,375	358,875
Standex International Corp. (Machinery)	550	57,008
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,200	118,910
Strayer Education, Inc. (Diversified Consumer Services)	1,100	129,624
Sturm, Ruger & Co., Inc. (Leisure Products)	550	29,810
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,225	73,934
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,850	203,857
SurModics, Inc.* (Health Care Equipment & Supplies)	1,100	64,680
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,100	64,064
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	550	26,439
Tailored Brands, Inc. (Specialty Retail)	1,925	38,808
Tennant Co. (Machinery)	550	44,743
Tetra Tech, Inc. (Commercial Services & Supplies)	2,200	133,759
The Children’s Place, Inc. (Specialty Retail)	825	101,392
The E.W. Scripps Co.—Class A (Media)	2,200	28,820
The Ensign Group, Inc. (Health Care Providers & Services)	1,925	69,435
The Medicines Co.* (Pharmaceuticals)	2,475	98,331
The Providence Service Corp.* (Health Care Providers & Services)	825	57,816
Third Point Reinsurance, Ltd.* (Insurance)	6,325	79,695
Tivity Health, Inc.* (Health Care Providers & Services)	2,475	83,408
Tompkins Financial Corp. (Banks)	550	47,124
TopBuild Corp.* (Household Durables)	2,750	204,269
Trex Co., Inc.* (Building Products)	4,400	342,055
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,300	30,030
TTEC Holdings, Inc. (IT Services)	1,100	35,365
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,150	124,123
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	550	57,613
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,925	25,834
UniFirst Corp. (Commercial Services & Supplies)	550	102,933
United Community Banks, Inc. (Banks)	3,025	90,841
Universal Forest Products, Inc. (Building Products)	2,475	91,179
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	825	55,531
Universal Insurance Holdings, Inc. (Insurance)	1,650	73,260
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	825	18,365
US Concrete, Inc.* (Construction Materials)	1,100	55,550
US Ecology, Inc. (Commercial Services & Supplies)	1,100	74,580
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,650	63,096
Viad Corp. (Commercial Services & Supplies)	825	47,355
Viavi Solutions, Inc.* (Communications Equipment)	10,725	108,538
Vicor Corp.* (Electrical Equipment)	1,375	79,131
Virtusa Corp.* (IT Services)	2,200	116,226
Vonage Holdings Corp.* (Diversified Telecommunication Services)	16,500	211,365
Wabash National Corp. (Machinery)	2,200	43,560

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 161

Common Stocks, continued

	Shares	Value
WageWorks, Inc.* (Professional Services)	3,025	$159,720
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	2,200	130,372
Watts Water Technologies, Inc.—Class A (Machinery)	825	70,579
WD-40 Co. (Household Products)	550	88,083
Westamerica Bancorp (Banks)	825	49,517
Whitestone REIT (Equity Real Estate Investment Trusts)	1,375	17,875
William Lyon Homes*—Class A (Household Durables)	1,100	24,013
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,200	108,570
Winnebago Industries, Inc. (Automobiles)	2,200	87,780
WisdomTree Investments, Inc. (Capital Markets)	4,675	40,860
XO Group, Inc.* (Internet Software & Services)	1,925	54,247
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,375	22,894
TOTAL COMMON STOCKS (Cost $22,443,639)		30,333,564

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $116,006	$116,000	$116,000
TOTAL REPURCHASE AGREEMENTS (Cost $116,000)		116,000
TOTAL INVESTMENT SECURITIES (Cost $22,559,639)—100.5%		30,449,564
Net other assets (liabilities)—(0.5)%		(154,804)
NET ASSETS—100.0%		$30,294,760

*                             Non-income producing security.

(a)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$902,844	3.0%
Air Freight & Logistics	140,580	0.5%
Airlines	67,980	0.2%
Auto Components	463,477	1.5%
Automobiles	87,780	0.3%
Banks	2,194,139	7.3%
Beverages	107,616	0.4%
Biotechnology	1,432,288	4.7%
Building Products	1,116,596	3.7%
Capital Markets	83,402	0.3%
Chemicals	980,097	3.2%
Commercial Services & Supplies	648,629	2.1%
Communications Equipment	390,539	1.3%
Construction & Engineering	152,763	0.5%
Construction Materials	55,550	0.2%
Consumer Finance	613,569	2.0%
Containers & Packaging	29,631	0.1%
Diversified Consumer Services	190,344	0.6%
Diversified Telecommunication Services	368,514	1.2%
Electric Utilities	102,795	0.3%
Electrical Equipment	79,131	0.3%
Electronic Equipment, Instruments & Components	1,073,905	3.5%
Energy Equipment & Services	94,012	0.3%
Equity Real Estate Investment Trusts	1,593,776	5.3%
Food Products	489,156	1.6%
Gas Utilities	147,056	0.5%
Health Care Equipment & Supplies	1,667,784	5.6%
Health Care Providers & Services	1,445,087	4.8%
Health Care Technology	406,989	1.3%
Hotels, Restaurants & Leisure	1,017,552	3.4%
Household Durables	858,470	2.8%
Household Products	234,028	0.8%
Industrial Conglomerates	106,700	0.4%
Insurance	1,008,425	3.3%
Internet & Direct Marketing Retail	284,994	0.9%
Internet Software & Services	765,171	2.5%
IT Services	407,820	1.3%
Leisure Products	135,432	0.4%
Life Sciences Tools & Services	158,994	0.5%
Machinery	1,891,815	6.3%
Media	28,820	0.1%
Mortgage Real Estate Investment Trusts	31,350	0.1%
Multi-Utilities	111,276	0.4%
Oil, Gas & Consumable Fuels	109,274	0.4%
Paper & Forest Products	93,929	0.3%
Personal Products	224,411	0.7%
Pharmaceuticals	707,253	2.3%
Professional Services	899,822	3.0%
Real Estate Management & Development	123,778	0.4%
Road & Rail	166,045	0.5%
Semiconductors & Semiconductor Equipment	1,647,184	5.4%
Software	778,599	2.6%
Specialty Retail	505,414	1.7%
Textiles, Apparel & Luxury Goods	178,673	0.6%
Thrifts & Mortgage Finance	542,688	1.8%
Water Utilities	189,618	0.6%
Other**	(38,804)	(0.1)%
Total	$30,294,760	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

162 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	8,820	$107,339
8x8, Inc.* (Software)	3,332	66,473
A. Schulman, Inc. (Chemicals)	2,254	97,711
AAON, Inc. (Building Products)	1,176	44,394
AAR Corp. (Aerospace & Defense)	2,450	116,154
Abaxis, Inc. (Health Care Equipment & Supplies)	784	65,072
Abercrombie & Fitch Co.—Class A (Specialty Retail)	5,194	123,045
ABM Industries, Inc. (Commercial Services & Supplies)	5,096	158,994
Acadia Realty Trust (Equity Real Estate Investment Trusts)	6,272	169,845
Aceto Corp. (Health Care Providers & Services)	2,352	7,691
Acorda Therapeutics, Inc.* (Biotechnology)	3,626	90,469
Actuant Corp.—Class A (Machinery)	2,940	83,937
ADTRAN, Inc. (Communications Equipment)	1,764	28,665
AdvanSix, Inc.* (Chemicals)	1,078	43,627
Aegion Corp.* (Construction & Engineering)	2,450	60,710
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	588	9,673
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,176	62,610
AK Steel Holding Corp.* (Metals & Mining)	24,304	112,528
Alarm.com Holdings, Inc.* (Internet Software & Services)	882	37,811
Allegiant Travel Co. (Airlines)	392	48,451
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,646	58,344
Ambac Financial Group, Inc.* (Insurance)	2,744	56,032
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,764	67,791
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	7,644	127,808
American Equity Investment Life Holding Co. (Insurance)	6,958	248,610
American Public Education, Inc.* (Diversified Consumer Services)	1,274	56,183
American States Water Co. (Water Utilities)	1,078	64,810
American Vanguard Corp. (Chemicals)	588	12,760
Ameris Bancorp (Banks)	1,274	59,368
AMERISAFE, Inc. (Insurance)	882	55,390
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,372	23,941
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,842	60,080
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	490	19,615
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,254	164,316
Apogee Enterprises, Inc. (Building Products)	980	49,745
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,624	164,633
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,940	219,471
ArcBest Corp. (Road & Rail)	1,960	91,238
Archrock, Inc. (Energy Equipment & Services)	9,996	136,445
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,470	22,197
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	3,234	76,872
Asbury Automotive Group, Inc.* (Specialty Retail)	1,372	96,452
Ascena Retail Group, Inc.* (Specialty Retail)	13,132	48,326
Astec Industries, Inc. (Machinery)	1,470	72,221
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,960	131,419
ATN International, Inc. (Diversified Telecommunication Services)	882	56,342
Avista Corp. (Multi-Utilities)	2,842	143,748
Avon Products, Inc.* (Personal Products)	34,006	54,070
AZZ, Inc. (Electrical Equipment)	1,960	106,232
B&G Foods, Inc.—Class A (Food Products)	1,862	58,467
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	784	40,886
Balchem Corp. (Chemicals)	980	98,284
Banc of California, Inc. (Banks)	1,470	29,400
Banner Corp. (Banks)	1,470	92,566
Barnes & Noble Education, Inc.* (Specialty Retail)	2,940	16,523
Barnes & Noble, Inc. (Specialty Retail)	4,410	26,901
Bel Fuse, Inc.—Class B (Communications Equipment)	784	17,640
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	6,468	72,764
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	3,626	87,749
Berkshire Hills Bancorp, Inc. (Banks)	2,058	83,555
Big 5 Sporting Goods Corp. (Specialty Retail)	1,568	10,114
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	588	37,191
Blucora, Inc.* (Internet Software & Services)	3,626	126,004
Boise Cascade Co. (Paper & Forest Products)	3,038	131,394
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,568	58,330
Boston Private Financial Holdings, Inc. (Banks)	6,468	93,139
Brady Corp.—Class A (Commercial Services & Supplies)	2,058	78,719
Briggs & Stratton Corp. (Machinery)	3,332	58,943
Bristow Group, Inc.* (Energy Equipment & Services)	2,450	34,251
Brookline Bancorp, Inc. (Banks)	3,528	64,210
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,920	91,179
CACI International, Inc.*—Class A (IT Services)	1,862	326,222
Caleres, Inc. (Specialty Retail)	3,332	111,589
California Water Service Group (Water Utilities)	1,372	56,389
Callaway Golf Co. (Leisure Products)	2,450	47,138
Cal-Maine Foods, Inc.* (Food Products)	1,372	61,740
Cambrex Corp.* (Life Sciences Tools & Services)	980	61,250
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	7,154	59,879
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,176	10,972
Cardtronics PLC*—Class A (IT Services)	3,528	89,329
Career Education Corp.* (Diversified Consumer Services)	1,862	34,261
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,450	41,430
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	5,978	168,460

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 163

Common Stocks, continued

	Shares	Value
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	13,328	$72,638
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,076	28,922
Central Pacific Financial Corp. (Banks)	882	24,308
Century Aluminum Co.* (Metals & Mining)	3,822	48,960
Chart Industries, Inc.* (Machinery)	2,352	183,667
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	3,528	75,993
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,646	84,725
Chico’s FAS, Inc. (Specialty Retail)	9,996	86,965
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,274	40,322
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,234	43,174
CIRCOR International, Inc. (Machinery)	1,274	56,502
City Holding Co. (Banks)	588	47,322
Clearwater Paper Corp.* (Paper & Forest Products)	1,274	28,792
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,880	15,347
Columbia Banking System, Inc. (Banks)	2,842	116,323
Community Bank System, Inc. (Banks)	3,920	247,940
Community Health Systems, Inc.* (Health Care Providers & Services)	8,918	29,786
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	686	20,580
Computer Programs & Systems, Inc. (Health Care Technology)	490	15,288
Comtech Telecommunications Corp. (Communications Equipment)	1,862	62,563
CONMED Corp. (Health Care Equipment & Supplies)	980	72,520
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	882	36,718
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	4,998	63,675
Cooper Tire & Rubber Co. (Auto Components)	3,920	111,916
Cooper-Standard Holding, Inc.* (Auto Components)	1,274	171,736
Core-Mark Holding Co., Inc. (Distributors)	3,528	85,307
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	3,136	78,243
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,764	31,946
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,842	33,337
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,372	40,886
CSG Systems International, Inc. (IT Services)	1,372	55,799
CTS Corp. (Electronic Equipment, Instruments & Components)	1,176	41,042
Cubic Corp. (Aerospace & Defense)	980	66,738
Customers Bancorp, Inc.* (Banks)	1,176	29,953
CVB Financial Corp. (Banks)	3,626	86,734
Cytokinetics, Inc.* (Biotechnology)	2,352	17,287
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	3,038	26,096
Darling Ingredients, Inc.* (Food Products)	6,174	124,035
Dean Foods Co. (Food Products)	7,056	69,289
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	30,870	139,224
Depomed, Inc.* (Pharmaceuticals)	2,842	25,180
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	15,484	184,568
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	5,880	66,738
Digi International, Inc.* (Communications Equipment)	2,058	27,783
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,372	23,598
DineEquity, Inc. (Hotels, Restaurants & Leisure)	686	48,727
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,940	109,250
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	3,724	77,385
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,646	55,037
Dorman Products, Inc.* (Auto Components)	1,078	80,505
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,764	22,050
DSW, Inc.—Class A (Specialty Retail)	5,586	153,279
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,176	48,616
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,058	70,898
eHealth, Inc.* (Insurance)	588	13,959
El Paso Electric Co. (Electric Utilities)	1,470	91,581
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,666	19,326
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	3,430	117,032
Employers Holdings, Inc. (Insurance)	1,372	63,729
Encore Capital Group, Inc.* (Consumer Finance)	784	28,302
Encore Wire Corp. (Electrical Equipment)	1,568	76,440
Endo International PLC* (Pharmaceuticals)	15,484	192,621
Engility Holdings, Inc.* (Aerospace & Defense)	1,372	47,471
Enova International, Inc.* (Consumer Finance)	2,646	82,026
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	294	29,003
Era Group, Inc.* (Energy Equipment & Services)	1,568	22,156
ESCO Technologies, Inc. (Machinery)	784	48,804
Essendant, Inc. (Commercial Services & Supplies)	2,940	48,892
Ethan Allen Interiors, Inc. (Household Durables)	1,960	44,100
EVERTEC, Inc. (IT Services)	2,842	66,219
Express, Inc.* (Specialty Retail)	5,782	55,681
Exterran Corp.* (Energy Equipment & Services)	2,450	67,914
EZCORP, Inc.*—Class A (Consumer Finance)	4,018	46,006
Fabrinet* (Electronic Equipment, Instruments & Components)	2,842	111,179
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	490	31,899
Federal Signal Corp. (Machinery)	2,254	53,533
Fidelity Southern Corp. (Banks)	1,666	39,867

See accompanying notes to the financial statements.

164 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	2,058	$59,784
Finisar Corp.* (Communications Equipment)	8,820	148,617
First BanCorp.* (Banks)	14,014	115,195
First Commonwealth Financial Corp. (Banks)	3,136	52,904
First Financial Bancorp (Banks)	4,116	124,921
First Financial Bankshares, Inc. (Banks)	2,156	122,030
First Midwest Bancorp, Inc. (Banks)	7,938	211,706
Flotek Industries, Inc.* (Chemicals)	4,410	13,671
Forrester Research, Inc. (IT Services)	294	13,598
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,332	87,298
Francesca’s Holdings Corp.* (Specialty Retail)	2,646	21,538
Franklin Electric Co., Inc. (Machinery)	1,470	72,692
Franklin Financial Network, Inc.* (Banks)	686	26,857
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	8,232	72,524
Frontier Communications Corp. (Diversified Telecommunication Services)	6,174	32,228
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,274	4,599
FTI Consulting, Inc.* (Professional Services)	2,940	232,142
FutureFuel Corp. (Chemicals)	1,960	26,970
GameStop Corp.—Class A (Specialty Retail)	7,840	112,974
Gannett Co., Inc. (Media)	8,722	92,191
Genesco, Inc.* (Specialty Retail)	1,568	63,818
Gentherm, Inc.* (Auto Components)	1,568	71,030
Geospace Technologies Corp.* (Energy Equipment & Services)	1,078	15,167
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,176	33,692
Gibraltar Industries, Inc.* (Building Products)	2,450	106,453
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	3,234	147,794
Glacier Bancorp, Inc. (Banks)	2,548	108,800
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,450	51,842
Government Properties Income Trust (Equity Real Estate Investment Trusts)	7,644	115,195
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,764	33,516
Great Western Bancorp, Inc. (Banks)	4,508	188,660
Green BanCorp, Inc. (Banks)	588	14,288
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	3,038	50,431
Greenhill & Co., Inc. (Capital Markets)	1,764	57,683
Griffon Corp. (Building Products)	1,176	21,050
Group 1 Automotive, Inc. (Specialty Retail)	1,470	102,885
GUESS?, Inc. (Specialty Retail)	4,508	102,151
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,078	9,756
H.B. Fuller Co. (Chemicals)	2,058	116,647
Hanmi Financial Corp. (Banks)	1,176	29,459
Harmonic, Inc.* (Communications Equipment)	6,566	30,204
Haverty Furniture Cos., Inc. (Specialty Retail)	1,470	29,106
Hawaiian Holdings, Inc. (Airlines)	3,920	157,192
Hawkins, Inc. (Chemicals)	686	25,588
Haynes International, Inc. (Metals & Mining)	980	41,611
HCI Group, Inc. (Insurance)	588	25,161
HealthStream, Inc. (Health Care Technology)	980	27,518
Heartland Express, Inc. (Road & Rail)	2,352	45,135
Heidrick & Struggles International, Inc. (Professional Services)	1,470	60,123
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	10,780	107,908
Heritage Financial Corp. (Banks)	784	27,479
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,842	61,359
Hibbett Sports, Inc.* (Specialty Retail)	1,470	33,737
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	7,644	49,992
Hillenbrand, Inc. (Machinery)	2,352	118,070
HMS Holdings Corp.* (Health Care Technology)	3,822	91,461
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	2,058	60,917
Hope Bancorp, Inc. (Banks)	9,898	166,088
Horace Mann Educators Corp. (Insurance)	3,136	137,044
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,646	122,774
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	6,664	67,640
Independent Bank Corp. (Banks)	1,078	95,295
Innophos Holdings, Inc. (Chemicals)	1,470	66,415
Innospec, Inc. (Chemicals)	980	79,331
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,744	137,941
Insteel Industries, Inc. (Building Products)	1,372	56,430
INTL FCStone, Inc.* (Capital Markets)	1,176	63,022
Invacare Corp. (Health Care Equipment & Supplies)	2,548	45,482
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	8,624	143,072
Investment Technology Group, Inc. (Capital Markets)	2,548	56,438
Iridium Communications, Inc.* (Diversified Telecommunication Services)	6,468	111,896
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,666	101,959
J & J Snack Foods Corp. (Food Products)	392	56,824
J.C. Penney Co., Inc.* (Multiline Retail)	24,206	59,305
James River Group Holdings, Ltd. (Insurance)	1,078	44,618
John B. Sanfilippo & Son, Inc. (Food Products)	686	52,733
Kaiser Aluminum Corp. (Metals & Mining)	1,274	142,203
Kaman Corp.—Class A (Trading Companies & Distributors)	2,156	142,770
KapStone Paper & Packaging Corp. (Paper & Forest Products)	6,762	235,182
Kelly Services, Inc.—Class A (Professional Services)	2,352	57,130
Kirkland’s, Inc.* (Specialty Retail)	1,176	13,383
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	6,468	109,115
Knowles Corp.* (Electronic Equipment, Instruments & Components)	6,958	120,791
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,764	5,398
Lannett Co., Inc.* (Pharmaceuticals)	882	11,246
La-Z-Boy, Inc. (Household Durables)	1,764	53,802
Lindsay Corp. (Machinery)	392	36,903
Liquidity Services, Inc.* (Internet Software & Services)	1,960	13,818

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 165

Common Stocks, continued

	Shares	Value
Lithia Motors, Inc.—Class A (Specialty Retail)	882	$78,542
LivePerson, Inc.* (Internet Software & Services)	2,156	50,019
LSB Industries, Inc.* (Chemicals)	1,568	10,302
LSC Communications, Inc. (Commercial Services & Supplies)	2,548	38,271
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,470	61,990
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	882	17,058
Luminex Corp. (Life Sciences Tools & Services)	1,470	49,774
Lydall, Inc.* (Machinery)	784	36,378
M.D.C. Holdings, Inc. (Household Durables)	1,666	48,381
M/I Homes, Inc.* (Household Durables)	2,156	55,754
Magellan Health, Inc.* (Health Care Providers & Services)	1,862	135,460
Maiden Holdings, Ltd. (Insurance)	5,292	46,040
ManTech International Corp.—Class A (IT Services)	2,058	123,171
MarineMax, Inc.* (Specialty Retail)	1,666	31,238
Marten Transport, Ltd. (Road & Rail)	1,274	27,837
Materion Corp. (Metals & Mining)	1,568	98,314
Matrix Service Co.* (Energy Equipment & Services)	2,058	41,057
Matson, Inc. (Marine)	3,332	119,952
Matthews International Corp.—Class A (Commercial Services & Supplies)	2,450	128,747
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,960	30,968
Meritage Homes Corp.* (Household Durables)	1,372	59,202
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,470	57,698
MicroStrategy, Inc.*—Class A (Software)	392	51,019
Mobile Mini, Inc. (Commercial Services & Supplies)	1,470	62,696
Monotype Imaging Holdings, Inc. (Software)	1,274	26,308
Monro Muffler Brake, Inc. (Specialty Retail)	2,548	171,862
Moog, Inc.—Class A (Aerospace & Defense)	1,372	102,914
Motorcar Parts of America, Inc.* (Auto Components)	784	16,934
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,176	58,565
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,372	74,808
Mueller Industries, Inc. (Machinery)	4,410	146,015
Multi-Color Corp. (Commercial Services & Supplies)	588	39,014
Myers Industries, Inc. (Containers & Packaging)	784	16,895
MYR Group, Inc.* (Construction & Engineering)	1,274	46,998
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	588	22,144
National Presto Industries, Inc. (Aerospace & Defense)	392	48,863
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,274	46,501
Nautilus, Inc.* (Leisure Products)	1,274	18,155
Navigant Consulting, Inc.* (Professional Services)	3,528	76,769
NBT Bancorp, Inc. (Banks)	3,332	134,080
Neenah Paper, Inc. (Paper & Forest Products)	686	60,231
NETGEAR, Inc.* (Communications Equipment)	2,450	161,332
New Media Investment Group, Inc. (Media)	4,606	82,862
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	8,624	53,555
Newpark Resources, Inc.* (Energy Equipment & Services)	6,860	75,803
NIC, Inc. (Internet Software & Services)	2,744	45,002
Noble Corp. PLC* (Energy Equipment & Services)	19,012	111,030
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,372	22,858
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,938	143,042
Northwest Natural Gas Co. (Gas Utilities)	1,274	83,001
Oclaro, Inc.* (Communications Equipment)	5,880	49,745
Office Depot, Inc. (Specialty Retail)	39,592	99,376
OFG Bancorp (Banks)	3,430	57,110
Oil States International, Inc.* (Energy Equipment & Services)	4,606	160,749
Old National Bancorp (Banks)	10,290	200,141
Olympic Steel, Inc. (Metals & Mining)	686	15,167
OneSpan, Inc.* (Software)	2,352	38,338
Opus Bank (Banks)	1,372	38,828
Orion Marine Group, Inc.* (Construction & Engineering)	2,156	19,771
Oritani Financial Corp. (Thrifts & Mortgage Finance)	3,038	48,608
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	686	54,715
Owens & Minor, Inc. (Health Care Providers & Services)	4,802	90,613
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,274	117,361
P.H. Glatfelter Co. (Paper & Forest Products)	3,332	54,545
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,960	34,320
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	882	19,501
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,096	320,945
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,274	13,377
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	392	33,132
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	5,390	57,242
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,704	90,740
Perficient, Inc.* (IT Services)	2,744	72,222
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	980	27,479
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	5,390	48,510
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,978	19,727
Piper Jaffray Cos. (Capital Markets)	588	45,482
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,548	151,402
Powell Industries, Inc. (Electrical Equipment)	686	25,142

See accompanying notes to the financial statements.

166 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	882	$63,063
PRA Group, Inc.* (Consumer Finance)	3,528	138,298
ProAssurance Corp. (Insurance)	2,156	89,043
Progenics Pharmaceuticals, Inc.* (Biotechnology)	3,528	28,171
ProPetro Holding Corp.* (Energy Equipment & Services)	1,568	25,778
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,704	120,140
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	686	87,650
Quaker Chemical Corp. (Chemicals)	392	69,596
Quanex Building Products Corp. (Building Products)	1,078	19,081
Quorum Health Corp.* (Health Care Providers & Services)	2,156	10,435
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,724	21,972
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	2,254	29,640
Rayonier Advanced Materials, Inc. (Chemicals)	4,018	72,485
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,372	69,698
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	980	46,354
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,782	97,195
Regenxbio, Inc.* (Biotechnology)	1,078	75,783
Regis Corp.* (Diversified Consumer Services)	2,646	46,199
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,548	43,443
Rent-A-Center, Inc.* (Specialty Retail)	4,116	61,081
Resources Connection, Inc. (Professional Services)	2,254	35,839
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,312	81,540
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	392	30,184
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,842	35,127
RLI Corp. (Insurance)	1,666	124,550
S&T Bancorp, Inc. (Banks)	1,372	61,411
Safety Insurance Group, Inc. (Insurance)	1,176	107,722
Saia, Inc.* (Road & Rail)	588	44,306
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,292	153,997
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	392	20,886
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,960	80,850
Scholastic Corp. (Media)	2,156	90,035
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,372	56,924
Seacoast Banking Corp. of Florida* (Banks)	882	25,851
SEACOR Holdings, Inc. (Energy Equipment & Services)	1,274	67,229
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,528	73,382
Selective Insurance Group, Inc. (Insurance)	1,666	99,627
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,862	88,352
Seneca Foods Corp.*—Class A (Food Products)	490	13,206
Shoe Carnival, Inc. (Specialty Retail)	784	24,594
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	980	80,615
Simmons First National Corp.—Class A (Banks)	6,076	181,065
SkyWest, Inc. (Airlines)	4,018	240,678
SolarEdge Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	1,274	67,841
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,862	37,892
Sonic Corp. (Hotels, Restaurants & Leisure)	1,372	48,226
South Jersey Industries, Inc. (Gas Utilities)	3,724	126,355
Southside Bancshares, Inc. (Banks)	2,156	73,929
SpartanNash Co. (Food & Staples Retailing)	2,744	65,746
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,450	52,161
Spire, Inc. (Gas Utilities)	3,920	280,672
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,568	22,736
SPX Corp.* (Machinery)	3,332	123,617
SPX FLOW, Inc.* (Machinery)	3,234	153,680
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	18,620	210,778
Standard Motor Products, Inc. (Auto Components)	1,568	76,424
Standex International Corp. (Machinery)	490	50,789
Stepan Co. (Chemicals)	1,568	137,324
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,764	95,344
Stewart Information Services Corp. (Insurance)	1,862	84,609
Strayer Education, Inc. (Diversified Consumer Services)	588	69,290
Sturm, Ruger & Co., Inc. (Leisure Products)	784	42,493
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,842	40,214
SunCoke Energy, Inc.* (Metals & Mining)	4,998	57,027
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,940	64,974
Superior Industries International, Inc. (Auto Components)	1,764	32,369
SUPERVALU, Inc.* (Food & Staples Retailing)	2,940	95,021
Sykes Enterprises, Inc.* (IT Services)	3,038	90,107
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	490	23,554
Tailored Brands, Inc. (Specialty Retail)	1,862	37,538
Team, Inc.* (Commercial Services & Supplies)	2,352	51,274
Tennant Co. (Machinery)	784	63,778
Tetra Tech, Inc. (Commercial Services & Supplies)	1,960	119,167
TETRA Technologies, Inc.* (Energy Equipment & Services)	9,702	41,816
The Andersons, Inc. (Food & Staples Retailing)	2,058	72,545
The Buckle, Inc. (Specialty Retail)	2,156	51,852
The Cato Corp.—Class A (Specialty Retail)	1,764	43,924
The Children’s Place, Inc. (Specialty Retail)	392	48,177
The E.W. Scripps Co.—Class A (Media)	1,960	25,676
The Ensign Group, Inc. (Health Care Providers & Services)	1,666	60,093

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 167

Common Stocks, continued

	Shares	Value
The Greenbrier Cos., Inc. (Machinery)	2,156	$122,137
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,470	56,669
The Medicines Co.* (Pharmaceuticals)	2,548	101,232
The Navigators Group, Inc. (Insurance)	1,764	106,457
Tile Shop Holdings, Inc. (Specialty Retail)	2,646	21,962
TimkenSteel Corp.* (Metals & Mining)	3,038	42,228
Titan International, Inc. (Machinery)	3,822	40,475
TiVo Corp. (Software)	9,506	115,498
Tompkins Financial Corp. (Banks)	490	41,983
Travelport Worldwide, Ltd. (IT Services)	9,702	183,368
Tredegar Corp. (Chemicals)	1,960	51,058
Triumph Group, Inc. (Aerospace & Defense)	3,822	79,689
TrueBlue, Inc.* (Professional Services)	3,234	87,480
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,018	36,564
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	294	30,797
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,978	161,167
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	882	11,836
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,274	38,437
UniFirst Corp. (Commercial Services & Supplies)	588	110,044
Unit Corp.* (Energy Equipment & Services)	4,214	104,929
United Community Banks, Inc. (Banks)	2,646	79,459
United Fire Group, Inc. (Insurance)	1,666	100,443
United Insurance Holdings Corp. (Insurance)	1,568	32,552
Universal Corp. (Tobacco)	1,960	135,436
Universal Electronics, Inc.* (Household Durables)	1,078	37,676
Universal Forest Products, Inc. (Building Products)	2,254	83,037
Universal Insurance Holdings, Inc. (Insurance)	882	39,161
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	1,372	30,541
US Ecology, Inc. (Commercial Services & Supplies)	686	46,511
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,372	52,465
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,724	54,557
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,470	19,536
Veritiv Corp.* (Trading Companies & Distributors)	882	33,781
Viad Corp. (Commercial Services & Supplies)	784	45,002
Viavi Solutions, Inc.* (Communications Equipment)	6,664	67,440
Virtus Investment Partners, Inc. (Capital Markets)	588	78,351
Vista Outdoor, Inc.* (Leisure Products)	4,410	71,618
Vitamin Shoppe, Inc.* (Specialty Retail)	1,862	15,548
Wabash National Corp. (Machinery)	2,156	42,689
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	6,370	131,922
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	14,308	114,893
Watts Water Technologies, Inc.—Class A (Machinery)	1,274	108,991
WD-40 Co. (Household Products)	490	78,474
Westamerica Bancorp (Banks)	1,176	70,584
Whitestone REIT (Equity Real Estate Investment Trusts)	1,764	22,932
William Lyon Homes*—Class A (Household Durables)	980	21,393
WisdomTree Investments, Inc. (Capital Markets)	4,116	35,974
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	7,350	260,043
World Acceptance Corp.* (Consumer Finance)	490	48,956
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,352	39,161
Zumiez, Inc.* (Specialty Retail)	1,372	31,076
TOTAL COMMON STOCKS (Cost $27,394,992)		33,139,839
TOTAL INVESTMENT SECURITIES (Cost $27,394,992)—100.0%		33,139,839
Net other assets (liabilities)—NM		9,948
NET ASSETS—100.0%		$33,149,787

*                             Non-income producing security.

See accompanying notes to the financial statements.

168 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Small-Cap Value ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$461,829	1.4%
Air Freight & Logistics	325,091	1.0%
Airlines	446,321	1.3%
Auto Components	688,722	2.1%
Banks	3,262,808	9.7%
Biotechnology	322,215	1.0%
Building Products	380,190	1.1%
Capital Markets	523,909	1.6%
Chemicals	921,768	2.8%
Commercial Services & Supplies	949,303	2.9%
Communications Equipment	593,989	1.8%
Construction & Engineering	127,479	0.4%
Consumer Finance	343,588	1.0%
Containers & Packaging	16,895	0.1%
Distributors	85,307	0.3%
Diversified Consumer Services	205,933	0.6%
Diversified Telecommunication Services	307,315	0.9%
Electric Utilities	91,581	0.3%
Electrical Equipment	207,814	0.6%
Electronic Equipment, Instruments & Components	1,495,506	4.5%
Energy Equipment & Services	1,305,034	3.9%
Equity Real Estate Investment Trusts	1,890,195	5.7%
Food & Staples Retailing	233,312	0.7%
Food Products	436,295	1.3%
Gas Utilities	490,028	1.5%
Health Care Equipment & Supplies	457,143	1.4%
Health Care Providers & Services	548,979	1.7%
Health Care Technology	134,267	0.4%
Hotels, Restaurants & Leisure	429,363	1.3%
Household Durables	320,308	1.0%
Household Products	78,474	0.2%
Insurance	1,474,746	4.4%
Internet & Direct Marketing Retail	85,214	0.3%
Internet Software & Services	272,654	0.8%
IT Services	1,020,035	3.1%
Leisure Products	179,404	0.5%
Life Sciences Tools & Services	111,024	0.3%
Machinery	1,673,820	5.0%
Marine	119,952	0.4%
Media	290,764	0.9%
Metals & Mining	558,038	1.7%
Mortgage Real Estate Investment Trusts	719,462	2.2%
Multiline Retail	59,305	0.2%
Multi-Utilities	143,748	0.4%
Oil, Gas & Consumable Fuels	1,226,431	3.7%
Paper & Forest Products	567,068	1.7%
Personal Products	54,070	0.2%
Pharmaceuticals	354,220	1.1%
Professional Services	549,483	1.7%
Real Estate Management & Development	69,698	0.2%
Road & Rail	208,516	0.6%
Semiconductors & Semiconductor Equipment	545,539	1.6%
Software	297,636	0.9%
Specialty Retail	1,980,186	6.0%
Technology Hardware, Storage & Peripherals	434,326	1.3%
Textiles, Apparel & Luxury Goods	883,803	2.7%
Thrifts & Mortgage Finance	455,727	1.4%
Tobacco	135,436	0.4%
Trading Companies & Distributors	444,638	1.3%
Water Utilities	121,199	0.4%
Wireless Telecommunication Services	22,736	0.1%
Other**	9,948	NM
Total	$33,149,787	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 169

Common Stocks (76.5%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,586	$19,302
ACI Worldwide, Inc.* (Software)	1,616	41,757
Adobe Systems, Inc.* (Software)	6,913	1,691,473
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,557	211,840
Akamai Technologies, Inc.* (Internet Software & Services)	2,378	178,968
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,462	30,135
Alphabet, Inc.*—Class A (Internet Software & Services)	4,127	5,064,737
Alphabet, Inc.*—Class C (Internet Software & Services)	4,326	5,265,867
Amdocs, Ltd. (IT Services)	2,057	139,012
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,238	503,581
ANSYS, Inc.* (Software)	1,246	210,424
Apple, Inc. (Technology Hardware, Storage & Peripherals)	69,018	13,133,434
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	14,089	685,148
Arista Networks, Inc.* (Communications Equipment)	544	139,117
ARRIS International PLC* (Communications Equipment)	2,429	61,357
Aspen Technology, Inc.* (Software)	959	91,863
athenahealth, Inc.* (Health Care Technology)	462	69,628
Autodesk, Inc.* (Software)	3,075	394,953
Blackbaud, Inc. (Software)	554	55,295
Booz Allen Hamilton Holding Corp. (IT Services)	2,086	98,605
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,587	1,239,029
CA, Inc. (Software)	4,427	195,718
CACI International, Inc.*—Class A (IT Services)	282	49,406
Cadence Design Systems, Inc.* (Software)	3,935	173,494
Cars.com, Inc.* (Internet Software & Services)	964	27,349
CDK Global, Inc. (Software)	1,699	106,103
CDW Corp. (Electronic Equipment, Instruments & Components)	2,163	181,887
CenturyLink, Inc. (Diversified Telecommunication Services)	13,789	258,820
Cerner Corp.* (Health Care Technology)	4,459	276,815
Ciena Corp.* (Communications Equipment)	2,067	52,502
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	840	36,338
Cisco Systems, Inc. (Communications Equipment)	66,021	2,792,028
Citrix Systems, Inc.* (Software)	1,757	193,217
Cognizant Technology Solutions Corp. (IT Services)	8,266	673,679
CommScope Holding Co., Inc.* (Communications Equipment)	2,766	88,816
CommVault Systems, Inc.* (Software)	483	31,347
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,434	67,613
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,096	90,760
Dell Technologies, Inc.*—Class V (Software)	2,849	263,589
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,011	11,475
DXC Technology Co. (IT Services)	3,968	336,248
eBay, Inc.* (Internet Software & Services)	12,991	434,549
EchoStar Corp.* (Communications Equipment)	553	24,879
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	511	17,435
Ellie Mae, Inc.* (Software)	392	38,894
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,048	71,987
EPAM Systems, Inc.* (IT Services)	580	75,522
F5 Networks, Inc.* (Communications Equipment)	841	144,131
Facebook, Inc.*—Class A (Internet Software & Services)	33,692	5,814,564
Fair Isaac Corp.* (Software)	341	68,698
Finisar Corp.* (Communications Equipment)	1,596	26,893
FireEye, Inc.* (Software)	2,512	39,011
Fortinet, Inc.* (Software)	2,080	130,853
Garmin, Ltd. (Household Durables)	1,557	97,235
Gartner, Inc.* (IT Services)	1,328	179,851
GrubHub, Inc.* (Internet Software & Services)	1,317	160,529
Guidewire Software, Inc.* (Software)	1,052	90,682
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	21,448	331,157
HP, Inc. (Technology Hardware, Storage & Peripherals)	23,040	531,763
IAC/InterActiveCorp* (Internet Software & Services)	1,033	152,109
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,763	60,700
Intel Corp. (Semiconductors & Semiconductor Equipment)	65,388	3,145,164
InterDigital, Inc. (Communications Equipment)	397	32,733
International Business Machines Corp. (IT Services)	12,040	1,744,958
Intuit, Inc. (Software)	3,357	685,634
j2 Global, Inc. (Internet Software & Services)	561	47,595
Juniper Networks, Inc. (Communications Equipment)	4,847	127,670
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	2,210	259,498
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,303	439,044
Leidos Holdings, Inc. (IT Services)	2,059	140,877
LogMeIn, Inc. (Internet Software & Services)	596	48,306
Lumentum Holdings, Inc.* (Communications Equipment)	862	45,040
Manhattan Associates, Inc.* (Software)	906	43,597
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	8,118	172,995
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,910	239,057
Medidata Solutions, Inc.* (Health Care Technology)	820	60,934
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,257	304,302

See accompanying notes to the financial statements.

170 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	16,252	$857,943
Microsoft Corp. (Software)	107,932	11,449,426
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	768	72,422
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	443	58,777
Motorola Solutions, Inc. (Communications Equipment)	2,281	276,685
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,637	45,705
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	3,776	292,716
NetScout Systems, Inc.* (Communications Equipment)	1,060	28,408
Nuance Communications, Inc.* (Software)	3,820	56,421
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,507	2,083,024
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	6,028	132,917
Oracle Corp. (Software)	41,908	1,998,173
Palo Alto Networks, Inc.* (Communications Equipment)	1,335	264,677
Pandora Media, Inc.* (Internet Software & Services)	3,629	24,459
Paycom Software, Inc.* (Software)	553	58,756
Perspecta, Inc. (IT Services)	2,058	44,659
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,571	22,445
Plantronics, Inc. (Communications Equipment)	452	31,034
Proofpoint, Inc.* (Software)	581	66,263
PTC, Inc.* (Software)	1,604	147,424
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,731	141,527
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	20,798	1,332,944
Red Hat, Inc.* (Software)	2,459	347,285
Salesforce.com, Inc.* (Software)	9,916	1,359,979
Science Applications International Corp. (IT Services)	483	40,751
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	3,994	210,164
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	899	42,658
ServiceNow, Inc.* (Software)	2,447	430,574
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	494	47,054
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,509	237,301
Splunk, Inc.* (Software)	2,085	200,369
SS&C Technologies Holdings, Inc. (Software)	2,857	151,621
Symantec Corp. (Software)	8,673	175,368
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	395	19,793
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	334	32,221
Synopsys, Inc.* (Software)	2,131	190,575
Tableau Software, Inc.*—Class A (Software)	919	94,721
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	398	33,197
Teradata Corp.* (IT Services)	1,667	63,829
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,757	119,240
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	13,757	1,531,429
The Ultimate Software Group, Inc.* (Software)	332	91,927
Twitter, Inc.* (Internet Software & Services)	9,196	293,077
Tyler Technologies, Inc.* (Software)	407	91,571
Universal Display Corp. (Electronic Equipment, Instruments & Components)	479	46,128
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,648	124,638
Verint Systems, Inc.* (Software)	874	39,243
VeriSign, Inc.* (Internet Software & Services)	1,383	200,853
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,531	59,020
ViaSat, Inc.* (Communications Equipment)	769	54,091
Viavi Solutions, Inc.* (Communications Equipment)	3,157	31,949
VMware, Inc.*—Class A (Software)	937	135,481
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	4,133	289,930
Workday, Inc.*—Class A (Software)	2,099	260,318
Xerox Corp. (Technology Hardware, Storage & Peripherals)	3,016	78,326
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,610	260,173
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	2,559	94,913
Zillow Group, Inc.*—Class A (Internet Software & Services)	550	31,004
Zillow Group, Inc.*—Class C (Internet Software & Services)	1,561	86,948
TOTAL COMMON STOCKS (Cost $58,370,047)		78,346,099

Repurchase Agreements(a)(b) (27.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $27,786,395	$27,785,000	$27,785,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,785,000)		27,785,000
TOTAL INVESTMENT SECURITIES (Cost $86,155,047)—103.6%		106,131,099
Net other assets (liabilities)—(3.6)%		(3,668,069)
NET ASSETS—100.0%		$102,463,030

*                             Non-income producing security.

(a)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $11,669,000.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 171

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/23/18	2.45%	$36,555,349	$(1,330,079)
Dow Jones U.S. Technology Index	UBS AG	8/23/18	2.40%	38,765,245	(1,365,183)
				$75,320,594	$(2,695,262)

(1)                     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                     Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Technology UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Commercial Services & Supplies	$22,445	NM
Communications Equipment	4,222,010	4.1%
Diversified Telecommunication Services	353,733	0.3%
Electronic Equipment, Instruments & Components	293,433	0.3%
Health Care Technology	562,150	0.5%
Household Durables	97,235	0.1%
Internet Software & Services	17,830,914	17.4%
IT Services	3,587,397	3.5%
Semiconductors & Semiconductor Equipment	14,523,278	14.2%
Software	21,892,097	21.5%
Technology Hardware, Storage & Peripherals	14,961,407	14.6%
Other**	24,116,931	23.5%
Total	$102,463,030	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

172 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (50.3%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	15,477	$494,800
Sprint Corp.* (Wireless Telecommunication Services)	1,456	7,906
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	172	4,343
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	652	39,120
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,817	455,310
TOTAL COMMON STOCKS (Cost $572,122)		1,001,479

Repurchase Agreements(a)(b) (19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $383,019	$383,000	$383,000
TOTAL REPURCHASE AGREEMENTS (Cost $383,000)		383,000
TOTAL INVESTMENT SECURITIES (Cost $955,122)—69.5%		1,384,479
Net other assets (liabilities)—30.5%		606,624
NET ASSETS—100.0%		$1,991,103

*                             Non-income producing security.

(a)                     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $370,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	8/23/18	2.45%	$1,255,770	$16,689
Dow Jones U.S. Telecommunications Index	UBS AG	8/23/18	2.30%	728,725	17,181
				$1,984,495	$33,870

(1)                     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                     Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$950,110	47.7%
Wireless Telecommunication Services	51,369	2.6%
Other**	989,624	49.7%
Total	$1,991,103	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 173

U.S. Treasury Obligation (21.5%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.13%, 5/15/48	$4,020,000	$4,055,489
TOTAL U.S. TREASURY OBLIGATION (Cost $3,971,212)		4,055,489

Repurchase Agreements(a)(b) (111.2%)

Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $20,994,054	20,993,000	20,993,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,993,000)		20,993,000
TOTAL INVESTMENT SECURITIES (Cost $24,964,212)—132.7%		25,048,489
Net other assets (liabilities)—(32.7)%		(6,177,500)
NET ASSETS—100.0%		$18,870,989

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $679,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Citibank North America	8/15/18	2.05%	$17,049,195	$(345,331)
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Societe’ Generale	8/15/18	2.02%	2,320,305	(54,374)
				$19,369,500	$(399,705)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

174 :: UltraBear ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $11,981,601	$11,981,000	$11,981,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,981,000)		11,981,000
TOTAL INVESTMENT SECURITIES (Cost $11,981,000)—100.3%		11,981,000
Net other assets (liabilities)—(0.3)%		(39,051)
NET ASSETS—100.0%		$11,941,949

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $2,897,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	9/24/18	$985,950	$(10,231)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/18	(2.30)%	$(13,101,942)	$13,601
S&P 500	UBS AG	8/27/18	(2.10)%	(9,791,459)	2,448
				$(22,893,401)	$16,049

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 175

Common Stocks (77.0%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.4%	3,626	$769,872
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	10,656	698,394
AbbVie, Inc. (Biotechnology)	0.5%	9,176	846,303
Adobe Systems, Inc. (Software)*	0.4%	2,960	724,253
Alphabet, Inc.—Class C* (Internet Software & Services)*	1.2%	1,850	2,251,931
Alphabet, Inc.—Class A* (Internet Software & Services)*	1.2%	1,776	2,179,543
Altria Group, Inc. (Tobacco)	0.4%	11,470	673,060
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	2.3%	2,442	4,340,508
Amgen, Inc. (Biotechnology)	0.4%	4,070	799,959
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.0%	29,748	5,660,747
AT&T, Inc. (Diversified Telecommunication Services)	0.8%	44,104	1,410,005
Bank of America Corp. (Banks)	0.9%	57,128	1,764,113
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.2%	11,692	2,313,496
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.8%	11,544	1,457,660
Cisco Systems, Inc. (Communications Equipment)	0.6%	28,490	1,204,841
Citigroup, Inc. (Banks)	0.6%	15,466	1,111,851
Comcast Corp.—Class A (Media)	0.5%	27,824	995,543
DowDuPont, Inc. (Chemicals)	0.5%	14,060	966,907
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	25,678	2,093,013
Facebook, Inc.—Class A* (Internet Software & Services)*	1.3%	14,504	2,503,100
General Electric Co. (Industrial Conglomerates)	0.4%	52,614	717,129
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	4,514	720,660
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	28,268	1,359,691
International Business Machines Corp. (IT Services)	0.4%	5,180	750,737
Johnson & Johnson (Pharmaceuticals)	1.2%	16,280	2,157,426
JPMorgan Chase & Co. (Banks)	1.3%	20,646	2,373,257
MasterCard, Inc.—Class A (IT Services)	0.6%	5,550	1,098,901
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	4,736	746,109
Medtronic PLC (Health Care Equipment & Supplies)	0.4%	8,214	741,148
Merck & Co., Inc. (Pharmaceuticals)	0.6%	16,280	1,072,364
Microsoft Corp. (Software)	2.6%	46,546	4,937,600
Netflix, Inc.* (Internet & Direct Marketing Retail)*	0.5%	2,664	898,967
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.5%	3,700	905,982
Oracle Corp. (Software)	0.5%	18,056	860,910
PepsiCo, Inc. (Beverages)	0.5%	8,584	987,160
Pfizer, Inc. (Pharmaceuticals)	0.8%	35,446	1,415,359
Philip Morris International, Inc. (Tobacco)	0.4%	9,398	811,047
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	5,920	659,014
The Boeing Co. (Aerospace & Defense)	0.6%	3,330	1,186,480
The Coca-Cola Co. (Beverages)	0.6%	23,236	1,083,495
The Home Depot, Inc. (Specialty Retail)	0.7%	6,956	1,373,950
The Procter & Gamble Co. (Household Products)	0.7%	15,244	1,232,934
The Walt Disney Co. (Media)	0.5%	9,028	1,025,220
Union Pacific Corp. (Road & Rail)	0.4%	4,662	698,787
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	5,846	1,480,325
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	25,012	1,291,620
Visa, Inc.—Class A (IT Services)	0.8%	10,804	1,477,340
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.4%	8,732	779,157
Wells Fargo & Co. (Banks)	0.8%	26,566	1,521,966
Other Common Stocks	39.1%	1,000,629	73,291,962
TOTAL COMMON STOCKS (Cost $98,833,453)			144,421,796

Repurchase Agreements(a)(b) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $40,187,017	$40,185,000	$40,185,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,185,000)		40,185,000
TOTAL INVESTMENT SECURITIES (Cost $139,018,453)—98.4%		184,606,796
Net other assets (liabilities)—1.6%		2,936,550
NET ASSETS—100.0%		$187,543,346

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $19,923,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

176 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	180	9/24/18	$25,353,000	$377,843

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/18	2.50%	$77,238,696	$(57,453)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/18	2.40%	30,776,034	(18,029)
				$108,014,730	$(75,482)
S&P 500	UBS AG	8/27/18	2.45%	$79,627,230	$(73,201)
SPDR S&P 500 ETF	UBS AG	8/27/18	2.05%	17,809,692	(9,740)
				$97,436,922	$(82,941)
				$205,451,652	$(158,423)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

UltraBull ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,856,169	2.1%
Air Freight & Logistics	1,014,699	0.5%
Airlines	661,823	0.4%
Auto Components	249,976	0.1%
Automobiles	573,937	0.3%
Banks	9,172,603	4.8%
Beverages	2,596,537	1.4%
Biotechnology	3,745,526	2.0%
Building Products	438,205	0.2%
Capital Markets	4,330,368	2.3%
Chemicals	2,720,873	1.5%
Commercial Services & Supplies	530,628	0.3%
Communications Equipment	1,563,532	0.8%
Construction & Engineering	125,810	0.1%
Construction Materials	164,953	0.1%
Consumer Finance	983,783	0.5%
Containers & Packaging	477,552	0.3%
Distributors	148,423	0.1%
Diversified Consumer Services	31,651	NM
Diversified Financial Services	2,313,496	1.2%
Diversified Telecommunication Services	2,812,743	1.5%
Electric Utilities	2,628,686	1.4%
Electrical Equipment	747,880	0.4%
Electronic Equipment, Instruments & Components	624,874	0.3%
Energy Equipment & Services	1,116,726	0.6%
Equity Real Estate Investment Trusts	3,913,292	2.1%
Food & Staples Retailing	2,448,192	1.3%
Food Products	1,580,535	0.8%
Health Care Equipment & Supplies	4,444,120	2.4%
Health Care Providers & Services	4,167,269	2.2%
Health Care Technology	119,442	0.1%
Hotels, Restaurants & Leisure	2,347,044	1.3%
Household Durables	494,804	0.3%
Household Products	2,022,109	1.1%
Independent Power & Renewable Electricity Producers	109,632	0.1%
Industrial Conglomerates	2,386,386	1.3%
Insurance	3,502,804	1.9%
Internet & Direct Marketing Retail	5,977,639	3.2%
Internet Software & Services	7,413,995	3.9%
IT Services	6,419,630	3.4%
Leisure Products	99,223	0.1%
Life Sciences Tools & Services	1,324,111	0.7%
Machinery	2,239,922	1.2%
Media	3,251,912	1.7%
Metals & Mining	382,513	0.2%
Multiline Retail	732,372	0.4%
Multi-Utilities	1,357,699	0.7%
Oil, Gas & Consumable Fuels	7,831,362	4.1%
Personal Products	218,441	0.1%
Pharmaceuticals	6,667,564	3.6%
Professional Services	416,224	0.2%
Real Estate Management & Development	92,130	NM
Road & Rail	1,493,948	0.8%
Semiconductors & Semiconductor Equipment	5,735,832	3.1%
Software	8,884,664	4.7%
Specialty Retail	3,306,459	1.8%
Technology Hardware, Storage & Peripherals	6,411,262	3.4%
Textiles, Apparel & Luxury Goods	1,134,979	0.6%
Tobacco	1,484,107	0.8%
Trading Companies & Distributors	280,768	0.1%
Water Utilities	97,958	0.1%
Other**	43,121,550	23.0%
Total	$187,543,346	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 177

Common Stocks (86.6%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet Software & Services)	10,863	$102,547
500.com, Ltd.*ADR—Class A (Hotels, Restaurants & Leisure)	5,508	77,112
58.com, Inc.*ADR (Internet Software & Services)	7,191	483,667
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	21,420	4,010,466
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	18,972	218,937
Autohome, Inc.ADR (Internet Software & Services)	4,743	458,885
Baidu, Inc.*ADR (Internet Software & Services)	9,180	2,269,112
Baozun, Inc.*ADR (Internet Software & Services)	3,825	221,276
Beigene, Ltd.*ADR (Biotechnology)	3,366	638,396
Best, Inc.*ADR (Hotels, Restaurants & Leisure)	9,945	95,770
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	6,732	163,722
Bright Scholar Education Holdings, Ltd.*ADR (Diversified Consumer Services)	6,120	90,882
Changyou.com, Ltd.ADR (Software)	4,284	58,434
Cheetah Mobile, Inc.*ADR (Software)	8,262	70,392
China Life Insurance Co., Ltd.ADR (Insurance)	77,877	979,693
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	42,075	1,911,467
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	12,699	1,217,580
China Southern Airlines Co., Ltd.ADR (Airlines)	4,896	173,710
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	11,322	534,172
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	45,594	567,645
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,650	1,285,199
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	23,256	956,984
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,142	75,548
Ehi Car Services, Ltd.*ADR (Capital Markets)	7,650	98,456
Fang Holdings, Ltd.*ADR (Internet Software & Services)	31,212	101,127
GDS Holdings, Ltd.*ADR (IT Services)	6,885	150,300
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	11,169	335,293
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	10,251	410,143
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	36,261	1,300,320
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	6,732	93,373
Jupai Holdings, Ltd.ADR (Banks)	3,672	64,260
Momo, Inc.*ADR (Internet Software & Services)	6,885	282,423
Netease.com, Inc.ADR (Internet Software & Services)	4,131	1,065,798
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	11,781	893,707
Qudian, Inc.*ADR (Consumer Finance)	9,486	73,517
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	61,200	373,932
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,284	262,781
Sogou, Inc.*ADR (Capital Markets)	11,016	101,457
TAL Education Group*ADR (Diversified Consumer Services)	17,901	572,653
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	16,218	121,635
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	38,862	375,018
Weibo Corp.*ADR (Internet Software & Services)	4,590	379,823
Xunlei, Ltd.*ADR (Internet Software & Services)	7,497	79,018
YY, Inc.*ADR (Internet Software & Services)	4,131	385,133
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,797	452,065
TOTAL COMMON STOCKS (Cost $17,649,562)		24,633,828

Repurchase Agreements(a)(b) (11.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $3,359,169	$3,359,000	$3,359,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,359,000)		3,359,000
TOTAL INVESTMENT SECURITIES (Cost $21,008,562)—98.4%		27,992,828
Net other assets (liabilities)—1.6%		466,923
NET ASSETS—100.0%		$28,459,751

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $892,000.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

178 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/27/18	2.40%	$13,812,257	$(152,707)
BNY Mellon China Select ADR Index	UBS AG	8/27/18	2.20%	18,701,217	(225,172)
				$32,513,474	$(377,879)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$452,065	1.6%
Airlines	173,710	0.6%
Banks	64,260	0.2%
Biotechnology	638,396	2.2%
Capital Markets	199,913	0.7%
Chemicals	262,781	0.9%
Consumer Finance	73,517	0.3%
Diversified Consumer Services	663,535	2.3%
Diversified Telecommunication Services	1,101,817	3.9%
Hotels, Restaurants & Leisure	704,660	2.5%
Independent Power & Renewable Electricity Producers	335,293	1.2%
Insurance	979,693	3.4%
Internet & Direct Marketing Retail	2,632,322	9.2%
Internet Software & Services	10,002,997	35.2%
IT Services	150,300	0.5%
Metals & Mining	218,937	0.8%
Oil, Gas & Consumable Fuels	3,396,486	12.0%
Semiconductors & Semiconductor Equipment	542,853	1.9%
Software	128,826	0.5%
Wireless Telecommunication Services	1,911,467	6.7%
Other**	3,825,923	13.4%
Total	$28,459,751	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
China	$24,633,828	86.6%
Other**	3,825,923	13.4%
Total	$28,459,751	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 179

Common Stocks (73.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	7,700	$1,634,864
American Express Co. (Consumer Finance)	7,700	766,304
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,700	1,465,233
Caterpillar, Inc. (Machinery)	7,700	1,107,260
Chevron Corp. (Oil, Gas & Consumable Fuels)	7,700	972,279
Cisco Systems, Inc. (Communications Equipment)	7,700	325,633
DowDuPont, Inc. (Chemicals)	7,700	529,529
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	7,700	627,627
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,700	370,370
International Business Machines Corp. (IT Services)	7,700	1,115,961
Johnson & Johnson (Pharmaceuticals)	7,700	1,020,404
JPMorgan Chase & Co. (Banks)	7,700	885,115
McDonald’s Corp. (Hotels, Restaurants & Leisure)	7,700	1,213,058
Merck & Co., Inc. (Pharmaceuticals)	7,700	507,199
Microsoft Corp. (Software)	7,700	816,816
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	7,700	592,207
Pfizer, Inc. (Pharmaceuticals)	7,700	307,461
The Boeing Co. (Aerospace & Defense)	7,700	2,743,510
The Coca-Cola Co. (Beverages)	7,700	359,051
The Goldman Sachs Group, Inc. (Capital Markets)	7,700	1,828,211
The Home Depot, Inc. (Specialty Retail)	7,700	1,520,904
The Procter & Gamble Co. (Household Products)	7,700	622,776
The Travelers Cos., Inc. (Insurance)	7,700	1,002,078
The Walt Disney Co. (Media)	7,700	874,412
United Technologies Corp. (Aerospace & Defense)	7,700	1,045,198
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,700	1,949,794
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,700	397,628
Visa, Inc.—Class A (IT Services)	7,700	1,052,898
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,700	520,674
Wal-Mart Stores, Inc. (Food & Staples Retailing)	7,700	687,071
TOTAL COMMON STOCKS (Cost $16,081,300)		28,861,525

Repurchase Agreements(a)(b) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $9,973,501	$9,973,000	$9,973,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,973,000)		9,973,000
TOTAL INVESTMENT SECURITIES (Cost $26,054,300)—99.4%		38,834,525
Net other assets (liabilities)—0.6%		233,236
NET ASSETS—100.0%		$39,067,761

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $5,784,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	61	9/24/18	$7,744,560	$55,265

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/18	2.45%	$11,588,278	$(19,519)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/18	2.30%	4,760,095	(2,895)
				$16,348,373	$(22,414)
Dow Jones Industrial Average	UBS AG	8/27/18	2.45%	$17,677,735	$(23,911)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/18	2.25%	7,510,666	(4,527)
				$25,188,401	$(28,438)
				$41,536,774	$(50,852)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

180 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

UltraDow 30 ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,788,708	9.6%
Banks	885,115	2.3%
Beverages	359,051	0.9%
Capital Markets	1,828,211	4.7%
Chemicals	529,529	1.4%
Communications Equipment	325,633	0.8%
Consumer Finance	766,304	2.0%
Diversified Telecommunication Services	397,628	1.0%
Food & Staples Retailing	1,207,745	3.1%
Health Care Providers & Services	1,949,794	5.0%
Hotels, Restaurants & Leisure	1,213,058	3.1%
Household Products	622,776	1.6%
Industrial Conglomerates	1,634,864	4.2%
Insurance	1,002,078	2.6%
IT Services	2,168,859	5.6%
Machinery	1,107,260	2.8%
Media	874,412	2.2%
Oil, Gas & Consumable Fuels	1,599,906	4.1%
Pharmaceuticals	1,835,064	4.7%
Semiconductors & Semiconductor Equipment	370,370	0.9%
Software	816,816	2.1%
Specialty Retail	1,520,904	3.9%
Technology Hardware, Storage & Peripherals	1,465,233	3.8%
Textiles, Apparel & Luxury Goods	592,207	1.5%
Other**	10,206,236	26.1%
Total	$39,067,761	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 181

Common Stocks (82.1%)

	Shares	Value
58.com, Inc.*ADR (Internet Software & Services)	1,449	$97,460
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	18,630	3,488,095
Ambev S.A.ADR (Beverages)	70,587	362,817
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	18,837	322,301
ASE Technology Holding Co., Ltd.*ADR (Technology Hardware, Storage & Peripherals)	27,945	138,607
Autohome, Inc.ADR (Internet Software & Services)	828	80,109
Baidu, Inc.*ADR (Internet Software & Services)	4,554	1,125,658
Banco Bradesco S.A.ADR (Banks)	54,441	439,883
Bancolombia S.A.ADR (Banks)	1,863	85,530
Beigene, Ltd.*ADR (Biotechnology)	828	157,038
Cemex S.A.B. de C.V.*ADR (Construction Materials)	23,805	177,347
China Life Insurance Co., Ltd.ADR (Insurance)	23,598	296,863
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	17,802	808,745
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,933	377,096
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,277	107,429
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	9,729	121,126
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,210	214,059
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,484	417,312
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	6,831	281,096
Enersis S.A.ADR (Electric Utilities)	8,901	78,062
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,519	345,355
Grupo Televisa S.A.ADR (Media)	7,038	139,915
HDFC Bank, Ltd.ADR (Banks)	6,831	705,915
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	1,863	74,539
ICICI Bank, Ltd.ADR (Banks)	25,254	222,993
Infosys Technologies, Ltd.ADR (IT Services)	31,671	639,121
Itau Unibanco Holding S.A.ADR (Banks)	52,578	630,411
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	12,627	452,804
KB Financial Group, Inc.ADR (Banks)	6,210	299,634
Korea Electric Power Corp.ADR (Electric Utilities)	8,280	121,550
Netease.com, Inc.ADR (Internet Software & Services)	1,242	320,436
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,312	251,248
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	23,278	273,051
POSCOADR (Metals & Mining)	4,968	364,403
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	7,866	192,874
Sasol, Ltd.ADR (Chemicals)	9,522	377,166
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,452	292,267
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,589	138,551
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	60,858	2,507,958
TAL Education Group*ADR (Diversified Consumer Services)	4,554	145,682
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	6,831	75,004
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	38,709	108,385
Vale S.A.ADR (Metals & Mining)	54,648	801,140
Vendanta, Ltd.ADR (Metals & Mining)	6,624	85,516
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	7,038	67,917
Weibo Corp.*ADR (Internet Software & Services)	828	68,517
Woori BankADR (Banks)	2,898	133,047
YY, Inc.*ADR (Internet Software & Services)	621	57,896
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,140	82,096
TOTAL COMMON STOCKS (Cost $11,738,490)		19,152,024

Preferred Stock (1.5%)

Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	33,647	351,948
TOTAL PREFERRED STOCK (Cost $147,566)		351,948

Repurchase Agreements(a)(b) (16.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $3,790,190	$3,790,000	$3,790,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,790,000)		3,790,000
TOTAL INVESTMENT SECURITIES (Cost $15,676,056)—99.8%		23,293,972
Net other assets (liabilities)—0.2%		41,179
NET ASSETS—100.0%		$23,335,151

*	Non-income producing security.
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $831,000.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

182 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/27/18	2.40%	$12,918,694	$(123,686)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/27/18	2.45%	14,107,565	(138,108)
				$27,026,259	$(261,794)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$82,096	0.4%
Banks	2,809,680	12.0%
Beverages	708,172	3.0%
Biotechnology	157,038	0.7%
Chemicals	377,166	1.6%
Construction Materials	177,347	0.8%
Diversified Consumer Services	145,682	0.6%
Diversified Telecommunication Services	635,488	2.7%
Electric Utilities	199,612	0.9%
Hotels, Restaurants & Leisure	74,539	0.3%
Insurance	296,863	1.3%
Internet & Direct Marketing Retail	801,817	3.4%
Internet Software & Services	5,238,171	22.5%
IT Services	639,121	2.7%
Media	139,915	0.6%
Metals & Mining	1,251,058	5.4%
Oil, Gas & Consumable Fuels	1,745,659	7.5%
Semiconductors & Semiconductor Equipment	2,616,344	11.2%
Technology Hardware, Storage & Peripherals	138,607	0.6%
Wireless Telecommunication Services	1,269,597	5.4%
Other**	3,831,179	16.4%
Total	$23,335,151	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
Brazil	$2,934,253	12.6%
Chile	78,062	0.3%
China	8,070,418	34.6%
Colombia	85,530	0.4%
Hong Kong	808,745	3.5%
India	1,653,545	7.1%
Indonesia	192,874	0.8%
Mexico	984,918	4.2%
South Africa	377,166	1.6%
South Korea	1,349,452	5.8%
Taiwan	2,969,009	12.7%
Other**	3,831,179	16.4%
Total	$23,335,151	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 183

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $9,036,454	$9,036,000	$9,036,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,036,000)		9,036,000
TOTAL INVESTMENT SECURITIES (Cost $9,036,000)—97.2%		9,036,000
Net other assets (liabilities)—2.8%		262,791
NET ASSETS—100.0%		$9,298,791

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $563,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/18	2.25%	$663,888	$(434)
MSCI EAFE Index	UBS AG	8/27/18	2.75%	17,898,455	(12,428)
				$18,562,343	$(12,862)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

184 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a) (88.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $18,724,940	$18,724,000	$18,724,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,724,000)		18,724,000
TOTAL INVESTMENT SECURITIES (Cost $18,724,000)—88.2%		18,724,000
Net other assets (liabilities)—11.8%		2,506,261
NET ASSETS—100.0%		$21,230,261

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	374	9/14/18	$42,299,400	$250,559

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/18	2.35%	$76,665	$146

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 185

Common Stocks (83.3%)

	Shares	Value
Ambev S.A.ADR (Beverages)	436,390	$2,243,045
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	83,810	1,433,989
Banco Bradesco S.A.ADR (Banks)	336,396	2,718,080
Banco de ChileADR (Banks)	5,202	486,482
Banco Santander Brasil S.A.ADR (Banks)	48,841	471,804
Banco Santander ChileADR (Banks)	18,207	597,372
Bancolombia S.A.ADR (Banks)	13,294	610,328
BRF S.A.*ADR (Food Products)	72,539	440,312
Cemex S.A.B. de C.V.*ADR (Construction Materials)	226,865	1,690,144
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	10,982	530,101
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	6,358	397,311
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	24,565	337,523
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	40,749	273,018
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	27,166	580,537
Embraer S.A.ADR (Aerospace & Defense)	21,097	431,434
Enersis Chile S.A.ADR (Electric Utilities)	69,938	367,175
Enersis S.A.ADR (Electric Utilities)	63,002	552,527
Fibria Celulose S.A.ADR (Paper & Forest Products)	28,033	551,129
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	16,762	1,645,024
Gerdau S.A.ADR (Metals & Mining)	104,329	459,048
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	4,624	437,199
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,601	464,773
Grupo Financiero Galicia S.A.ADR (Banks)	11,560	411,883
Grupo Televisa S.A.ADR (Media)	49,130	976,704
Itau Unibanco Holding S.A.ADR (Banks)	324,836	3,894,784
Latam Airlines Group S.A.ADR (Airlines)	43,350	493,323
Pampa Energia S.A.*ADR (Electric Utilities)	7,803	328,896
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	105,847	1,241,585
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	47,107	520,061
TIM Participacoes S.A.ADR (Wireless Telecommunication Services)	19,941	327,431
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	45,951	504,542
Vale S.A.ADR (Metals & Mining)	337,263	4,944,275
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	21,386	355,008
TOTAL COMMON STOCKS (Cost $24,461,074)		31,716,847

Preferred Stocks (4.4%)

Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	21,097	466,666
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	114,660	1,199,343
TOTAL PREFERRED STOCKS (Cost $795,019)		1,666,009

Repurchase Agreements(a)(b) (15.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $6,051,304	$6,051,000	$6,051,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,051,000)		6,051,000
TOTAL INVESTMENT SECURITIES (Cost $31,307,093)—103.6%		39,433,856
Net other assets (liabilities)—(3.6)%		(1,386,585)
NET ASSETS—100.0%		$38,047,271

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $953,000.

ADR    American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/27/18	2.40%	$18,928,734	$(235,490)
BNY Mellon Latin America 35 ADR Index	UBS AG	8/27/18	2.45%	23,608,351	(233,366)
				$42,537,085	$(468,856)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

186 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2018

UltraLatin America ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$431,434	1.1%
Airlines	493,323	1.3%
Banks	9,190,733	24.1%
Beverages	4,285,379	11.3%
Chemicals	530,101	1.4%
Construction Materials	1,690,144	4.4%
Diversified Telecommunication Services	520,061	1.4%
Electric Utilities	1,248,598	3.3%
Food & Staples Retailing	466,666	1.2%
Food Products	440,312	1.2%
Media	976,704	2.6%
Metals & Mining	5,740,846	15.1%
Oil, Gas & Consumable Fuels	3,881,016	10.2%
Paper & Forest Products	551,129	1.4%
Transportation Infrastructure	901,972	2.4%
Water Utilities	273,018	0.7%
Wireless Telecommunication Services	1,761,420	4.6%
Other**	4,664,415	12.3%
Total	$38,047,271	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
Argentina	$1,095,787	2.9%
Brazil	20,686,557	54.3%
Chile	3,026,980	8.0%
Colombia	1,190,865	3.1%
Mexico	7,045,144	18.5%
Peru	337,523	0.9%
Other**	4,664,415	12.3%
Total	$38,047,271	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 187

Common Stocks (72.4%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	2,390	$103,511
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	3,107	122,664
ACI Worldwide, Inc.* (Software)	4,302	111,164
Acuity Brands, Inc. (Electrical Equipment)	1,434	199,369
Acxiom Corp.* (IT Services)	2,868	116,269
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,390	130,375
AECOM Technology Corp.* (Construction & Engineering)	5,975	200,522
AGCO Corp. (Machinery)	2,390	150,618
Akorn, Inc.* (Pharmaceuticals)	3,585	66,394
Alexander & Baldwin, Inc. (Real Estate Management & Development)	2,629	62,965
Alleghany Corp. (Insurance)	478	300,791
Allegheny Technologies, Inc.* (Metals & Mining)	4,780	132,884
ALLETE, Inc. (Electric Utilities)	1,912	148,237
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,692	81,910
AMC Networks, Inc.*—Class A (Media)	1,673	100,865
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	5,258	216,893
American Eagle Outfitters, Inc. (Specialty Retail)	6,453	162,487
American Financial Group, Inc. (Insurance)	2,629	296,262
Apergy Corp.* (Energy Equipment & Services)	2,868	117,588
AptarGroup, Inc. (Containers & Packaging)	2,390	244,807
Aqua America, Inc. (Water Utilities)	6,692	247,202
ARRIS International PLC* (Communications Equipment)	6,692	169,039
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,346	253,761
Ashland Global Holdings, Inc. (Chemicals)	2,390	196,243
Aspen Insurance Holdings, Ltd. (Insurance)	2,151	87,008
Associated Banc-Corp. (Banks)	6,453	174,231
Atmos Energy Corp. (Gas Utilities)	4,302	395,226
AutoNation, Inc.* (Specialty Retail)	2,151	104,388
Avanos Medical, Inc.*—Class I (Oil, Gas & Consumable Fuels)	1,673	92,350
Avis Budget Group, Inc.* (Road & Rail)	2,629	91,621
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,541	199,123
BancorpSouth Bank (Banks)	3,107	102,220
Bank of Hawaii Corp. (Banks)	1,673	134,660
Bank OZK (Equity Real Estate Investment Trusts)	4,541	185,727
Bed Bath & Beyond, Inc. (Specialty Retail)	5,258	98,482
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,434	92,852
Bemis Co., Inc. (Containers & Packaging)	3,346	153,615
Big Lots, Inc. (Multiline Retail)	1,673	72,658
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	717	219,868
Bio-Techne Corp. (Life Sciences Tools & Services)	1,434	230,358
Black Hills Corp. (Multi-Utilities)	1,912	114,663
Blackbaud, Inc. (Software)	1,912	190,837
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	3,107	116,046
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,673	78,915
Brown & Brown, Inc. (Insurance)	8,604	251,753
Brunswick Corp. (Leisure Products)	3,346	215,148
Cable One, Inc. (Media)	239	173,003
Cabot Corp. (Chemicals)	2,390	157,979
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	8,365	90,007
Camden Property Trust (Equity Real Estate Investment Trusts)	3,585	331,934
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,434	132,946
Carlisle Cos., Inc. (Industrial Conglomerates)	2,390	293,588
Carpenter Technology Corp. (Metals & Mining)	1,673	91,630
Cars.com, Inc.* (Internet Software & Services)	2,629	74,585
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,673	175,380
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,434	156,851
Catalent, Inc.* (Pharmaceuticals)	5,019	209,292
Cathay General Bancorp, Inc. (Banks)	2,868	119,280
CDK Global, Inc. (Software)	4,780	298,511
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,912	237,661
Chemed Corp. (Health Care Providers & Services)	717	226,594
Chemical Financial Corp. (Banks)	2,629	149,327
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	34,416	162,444
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	478	136,684
Ciena Corp.* (Communications Equipment)	5,497	139,624
Cinemark Holdings, Inc. (Media)	4,063	145,943
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,390	103,391
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,912	108,850
CNO Financial Group, Inc. (Insurance)	6,214	126,455
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	7,409	120,619
Cognex Corp. (Electronic Equipment, Instruments & Components)	6,453	340,589
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	956	151,105
Commerce Bancshares, Inc. (Banks)	3,585	239,478
Commercial Metals Co. (Metals & Mining)	4,302	96,107
CommVault Systems, Inc.* (Software)	1,673	108,578
Compass Minerals International, Inc. (Metals & Mining)	1,195	81,081
Convergys Corp. (IT Services)	3,346	82,312
Core Laboratories N.V. (Energy Equipment & Services)	1,673	187,577
Corecivic, Inc. (Equity Real Estate Investment Trusts)	4,541	116,431
CoreLogic, Inc.* (IT Services)	3,107	151,311
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,195	133,960
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,824	113,726
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	15,774	147,014

See accompanying notes to the financial statements.

188 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	956	$140,049
Crane Co. (Machinery)	1,912	173,170
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,824	180,302
Cullen/Frost Bankers, Inc. (Banks)	2,151	237,664
Curtiss-Wright Corp. (Aerospace & Defense)	1,673	222,559
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	13,623	242,626
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	3,824	236,782
Dana Holding Corp. (Auto Components)	5,497	117,361
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,585	239,729
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,195	134,832
Delphi Technologies PLC (Auto Components)	3,346	151,139
Deluxe Corp. (Commercial Services & Supplies)	1,912	112,674
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,390	45,888
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,868	97,914
Dillard’s, Inc.—Class A (Multiline Retail)	717	57,554
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,673	439,430
Domtar Corp. (Paper & Forest Products)	2,390	115,246
Donaldson Co., Inc. (Machinery)	5,019	239,406
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	5,975	232,069
Dril-Quip, Inc.* (Energy Equipment & Services)	1,434	73,923
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,107	216,340
Dycom Industries, Inc.* (Construction & Engineering)	1,195	106,546
Eagle Materials, Inc. (Construction Materials)	1,912	189,957
East West Bancorp, Inc. (Banks)	5,497	355,875
Eaton Vance Corp. (Capital Markets)	4,541	241,263
Edgewell Personal Care Co.* (Personal Products)	2,151	115,853
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,868	118,620
EMCOR Group, Inc. (Construction & Engineering)	2,151	165,519
Encompass Health Corp. (Health Care Providers & Services)	3,824	289,209
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,585	265,935
Energizer Holdings, Inc. (Household Products)	2,151	136,976
EnerSys (Electrical Equipment)	1,673	137,303
Ensco PLCADR—Class A (Energy Equipment & Services)	16,491	122,528
EPR Properties (Equity Real Estate Investment Trusts)	2,390	158,911
Esterline Technologies Corp.* (Aerospace & Defense)	956	81,547
Evercore Partners, Inc.—Class A (Capital Markets)	1,434	162,042
Exelixis, Inc.* (Biotechnology)	10,755	222,629
F.N.B. Corp. (Banks)	12,189	156,385
FactSet Research Systems, Inc. (Capital Markets)	1,434	288,750
Fair Isaac Corp.* (Software)	1,195	240,745
Federated Investors, Inc.—Class B (Capital Markets)	3,585	86,757
First American Financial Corp. (Insurance)	4,302	240,912
First Horizon National Corp. (Banks)	12,428	222,337
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,780	155,589
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,107	162,651
Five Below, Inc.* (Specialty Retail)	2,151	208,990
Flowers Foods, Inc. (Food Products)	6,931	141,392
Fortinet, Inc.* (Software)	5,497	345,816
Fulton Financial Corp. (Banks)	6,692	116,106
GATX Corp. (Trading Companies & Distributors)	1,434	118,076
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	2,390	205,540
Gentex Corp. (Auto Components)	10,277	238,426
Genworth Financial, Inc.*—Class A (Insurance)	18,881	86,853
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,868	147,645
Graco, Inc. (Machinery)	6,214	286,714
Graham Holdings Co.—Class B (Diversified Consumer Services)	239	133,601
Granite Construction, Inc. (Construction & Engineering)	1,673	90,258
Greif, Inc.—Class A (Containers & Packaging)	956	52,054
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,975	68,772
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,912	186,688
Hancock Holding Co. (Banks)	3,107	156,127
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,063	142,896
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,780	142,014
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,868	115,466
Helen of Troy, Ltd.* (Household Durables)	956	109,510
Herman Miller, Inc. (Commercial Services & Supplies)	2,151	81,415
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,824	187,797
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,390	225,138
HNI Corp. (Commercial Services & Supplies)	1,673	72,391
Home BancShares, Inc. (Banks)	5,975	138,560
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	6,214	175,670
Hubbell, Inc. (Electrical Equipment)	2,151	265,111
ICU Medical, Inc.* (Health Care Equipment & Supplies)	478	137,090
IDACORP, Inc. (Electric Utilities)	1,912	180,187
IDEX Corp. (Machinery)	2,868	440,466
ILG, Inc. (Hotels, Restaurants & Leisure)	4,063	139,483
Ingredion, Inc. (Food Products)	2,629	266,318
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,629	163,866
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,780	164,575
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,629	157,372

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 189

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Communications Equipment)	1,195	$98,528
International Bancshares Corp. (Banks)	2,151	95,612
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	956	41,395
ITT, Inc. (Machinery)	3,346	189,618
j2 Global, Inc. (Internet Software & Services)	1,912	162,213
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,453	181,781
Jack Henry & Associates, Inc. (IT Services)	2,868	386,319
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	956	80,533
Janus Henderson Group PLC (Capital Markets)	6,692	217,825
JBG Smith Properties (Equity Real Estate Investment Trusts)	3,585	130,853
JetBlue Airways Corp.* (Airlines)	11,950	215,100
John Wiley & Sons, Inc.—Class A (Media)	1,673	105,650
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,673	286,099
KB Home (Household Durables)	3,107	73,791
KBR, Inc. (Construction & Engineering)	5,258	105,055
Kemper Corp. (Insurance)	2,390	190,722
Kennametal, Inc. (Machinery)	3,107	121,049
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,170	415,859
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,824	278,960
Kirby Corp.* (Marine)	1,912	159,556
KLX, Inc.* (Aerospace & Defense)	1,912	139,672
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	4,780	155,589
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	3,107	228,768
Lamb Weston Holding, Inc. (Food Products)	5,497	386,274
Lancaster Colony Corp. (Food Products)	717	103,987
Landstar System, Inc. (Road & Rail)	1,673	185,954
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	4,063	140,864
Legg Mason, Inc. (Capital Markets)	3,346	114,199
Leidos Holdings, Inc. (IT Services)	5,497	376,104
LendingTree, Inc.* (Thrifts & Mortgage Finance)	239	57,073
Lennox International, Inc. (Building Products)	1,434	311,293
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,497	235,601
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,673	160,541
LifePoint Health, Inc.* (Health Care Providers & Services)	1,434	92,923
Lincoln Electric Holdings, Inc. (Machinery)	2,390	224,517
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	956	207,280
LivaNova PLC* (Health Care Equipment & Supplies)	1,673	184,247
Live Nation Entertainment, Inc.* (Media)	5,019	247,336
LogMeIn, Inc. (Internet Software & Services)	1,912	154,968
Louisiana-Pacific Corp. (Paper & Forest Products)	5,497	147,979
Lumentum Holdings, Inc.* (Communications Equipment)	2,390	124,878
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,346	65,147
Mallinckrodt PLC* (Pharmaceuticals)	3,107	72,859
Manhattan Associates, Inc.* (Software)	2,629	126,507
ManpowerGroup, Inc. (Professional Services)	2,390	222,892
MarketAxess Holdings, Inc. (Capital Markets)	1,434	277,866
Masimo Corp.* (Health Care Equipment & Supplies)	1,912	190,091
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	3,824	128,104
MAXIMUS, Inc. (IT Services)	2,390	154,896
MB Financial, Inc. (Banks)	3,107	150,534
McDermott International, Inc.* (Energy Equipment & Services)	6,692	120,523
MDU Resources Group, Inc. (Multi-Utilities)	7,409	214,861
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,862	199,751
Medidata Solutions, Inc.* (Health Care Technology)	2,151	159,841
MEDNAX, Inc.* (Health Care Providers & Services)	3,585	153,402
Mercury General Corp. (Insurance)	1,434	73,751
Meredith Corp. (Media)	1,434	76,217
Minerals Technologies, Inc. (Chemicals)	1,434	108,410
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,151	202,839
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,912	199,020
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,434	190,263
MSA Safety, Inc. (Commercial Services & Supplies)	1,195	120,552
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,673	141,586
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	6,214	206,678
Murphy USA, Inc.* (Specialty Retail)	1,195	94,692
Nabors Industries, Ltd. (Energy Equipment & Services)	13,384	80,036
National Fuel Gas Co. (Gas Utilities)	3,346	179,680
National Instruments Corp. (Electronic Equipment, Instruments & Components)	4,063	178,000
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	5,736	255,883
Navient Corp. (Consumer Finance)	10,038	132,602
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,541	126,785
NetScout Systems, Inc.* (Communications Equipment)	3,107	83,268
New Jersey Resources Corp. (Gas Utilities)	3,346	154,753
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	18,403	198,200
NewMarket Corp. (Chemicals)	239	97,856
Nordson Corp. (Machinery)	1,912	256,418
NorthWestern Corp. (Multi-Utilities)	1,912	113,439
NOW, Inc.* (Trading Companies & Distributors)	4,063	60,742
Nu Skin Enterprises, Inc.—Class A (Personal Products)	2,151	156,700
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,912	110,992
nVent Electric PLC* (Electrical Equipment)	6,214	170,264
NVR, Inc.* (Household Durables)	239	659,503

See accompanying notes to the financial statements.

190 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	10,038	$122,664
Oceaneering International, Inc. (Energy Equipment & Services)	3,824	104,625
OGE Energy Corp. (Electric Utilities)	7,648	277,164
Old Dominion Freight Line, Inc. (Road & Rail)	2,629	385,936
Old Republic International Corp. (Insurance)	9,560	203,724
Olin Corp. (Chemicals)	6,214	183,375
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,912	132,884
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	7,409	219,973
ONE Gas, Inc. (Gas Utilities)	1,912	147,300
Oshkosh Corp. (Machinery)	2,868	215,817
Owens-Illinois, Inc.* (Containers & Packaging)	6,214	116,078
PacWest Bancorp (Banks)	4,780	240,051
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	956	40,114
Patterson Cos., Inc. (Health Care Providers & Services)	3,107	76,184
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	8,365	143,878
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	4,302	200,903
Perspecta, Inc. (IT Services)	5,497	119,285
Pinnacle Financial Partners, Inc. (Banks)	2,868	179,250
Pitney Bowes, Inc. (Commercial Services & Supplies)	7,170	62,594
Plantronics, Inc. (Communications Equipment)	1,195	82,049
PNM Resources, Inc. (Electric Utilities)	3,107	122,260
Polaris Industries, Inc. (Leisure Products)	2,151	226,758
PolyOne Corp. (Chemicals)	3,107	139,349
Pool Corp. (Distributors)	1,434	219,761
Post Holdings, Inc.* (Food Products)	2,629	227,566
Potlatch Corp. (Equity Real Estate Investment Trusts)	2,390	111,733
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,912	201,028
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,912	68,316
Primerica, Inc. (Insurance)	1,673	192,060
Prosperity Bancshares, Inc. (Banks)	2,629	184,424
PTC, Inc.* (Software)	4,302	395,396
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	9,082	94,362
Range Resources Corp. (Oil, Gas & Consumable Fuels)	8,604	132,760
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,780	167,348
Regal Beloit Corp. (Electrical Equipment)	1,673	143,794
Reinsurance Group of America, Inc. (Insurance)	2,390	338,184
Reliance Steel & Aluminum Co. (Metals & Mining)	2,629	237,136
RenaissanceRe Holdings, Ltd. (Insurance)	1,434	189,073
Rollins, Inc. (Commercial Services & Supplies)	3,585	196,960
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	4,302	62,293
Royal Gold, Inc. (Metals & Mining)	2,390	202,218
RPM International, Inc. (Chemicals)	5,019	323,073
Ryder System, Inc. (Road & Rail)	1,912	149,710
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	6,692	144,614
Sabre Corp. (IT Services)	9,560	235,367
Sally Beauty Holdings, Inc.* (Specialty Retail)	4,541	74,881
Sanderson Farms, Inc. (Food Products)	717	72,295
Science Applications International Corp. (IT Services)	1,673	141,151
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,912	91,872
SEI Investments Co. (Capital Markets)	5,019	300,839
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	9,082	162,023
Sensient Technologies Corp. (Chemicals)	1,673	116,039
Service Corp. International (Diversified Consumer Services)	6,931	272,734
Signature Bank (Banks)	1,912	209,766
Signet Jewelers, Ltd. (Specialty Retail)	2,151	124,199
Silgan Holdings, Inc. (Containers & Packaging)	2,868	78,899
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,673	159,353
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,868	186,277
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	5,019	139,127
SLM Corp.* (Consumer Finance)	16,491	186,183
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,824	105,198
Sonoco Products Co. (Containers & Packaging)	3,824	213,456
Sotheby’s*—Class A (Diversified Consumer Services)	1,434	76,160
Southwest Gas Corp. (Gas Utilities)	1,912	149,518
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	19,359	99,505
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,541	97,586
Steel Dynamics, Inc. (Metals & Mining)	8,843	416,416
STERIS PLC (Health Care Equipment & Supplies)	3,107	355,658
Sterling Bancorp (Banks)	8,604	191,009
Stifel Financial Corp. (Capital Markets)	2,629	144,937
Superior Energy Services, Inc.* (Energy Equipment & Services)	5,736	56,442
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,195	59,881
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,151	105,991
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,195	115,282
Synovus Financial Corp. (Banks)	4,541	224,416
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,585	85,502
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	2,390	148,300
TCF Financial Corp. (Banks)	6,453	162,035
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,434	119,610
TEGNA, Inc. (Media)	8,126	89,630
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,434	314,648
Teleflex, Inc. (Health Care Equipment & Supplies)	1,673	456,244
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,585	90,521

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 191

Common Stocks, continued

	Shares	Value
Tempur Sealy International, Inc.* (Household Durables)	1,673	$81,760
Tenet Healthcare Corp.* (Health Care Providers & Services)	3,107	116,916
Teradata Corp.* (IT Services)	4,541	173,875
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,170	310,104
Terex Corp. (Machinery)	2,629	115,991
Texas Capital Bancshares, Inc.* (Banks)	1,912	173,610
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	2,390	150,188
The Boston Beer Co., Inc.*—Class A (Beverages)	239	65,713
The Brink’s Co. (Commercial Services & Supplies)	1,912	152,673
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,673	93,738
The Chemours Co. (Chemicals)	6,692	306,561
The Dun & Bradstreet Corp. (Professional Services)	1,434	180,526
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,541	117,521
The Hain Celestial Group, Inc.* (Food Products)	3,824	108,755
The Hanover Insurance Group, Inc. (Insurance)	1,673	209,828
The Michaels Cos., Inc.* (Specialty Retail)	4,302	87,804
The New York Times Co.—Class A (Media)	4,780	118,544
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,434	113,903
The Timken Co. (Machinery)	2,629	129,478
The Toro Co. (Machinery)	4,063	244,552
The Ultimate Software Group, Inc.* (Software)	1,195	330,884
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,692	111,623
Thor Industries, Inc. (Automobiles)	1,912	181,353
Toll Brothers, Inc. (Household Durables)	5,258	185,397
Tootsie Roll Industries, Inc. (Food Products)	717	21,438
Transocean, Ltd.* (Energy Equipment & Services)	16,491	212,239
TreeHouse Foods, Inc.* (Food Products)	2,151	102,151
TRI Pointe Group, Inc.* (Household Durables)	5,736	81,279
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	9,321	329,031
Trinity Industries, Inc. (Machinery)	5,736	218,542
Trustmark Corp. (Banks)	2,629	92,515
Tupperware Brands Corp. (Household Durables)	1,912	70,190
Tyler Technologies, Inc.* (Software)	1,434	322,636
UGI Corp. (Gas Utilities)	6,453	342,912
UMB Financial Corp. (Banks)	1,673	120,272
Umpqua Holdings Corp. (Banks)	8,365	178,175
United Bankshares, Inc. (Banks)	4,063	150,128
United Natural Foods, Inc.* (Food & Staples Retailing)	1,912	61,566
United States Steel Corp. (Metals & Mining)	6,692	243,790
United Therapeutics Corp.* (Biotechnology)	1,673	205,628
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	6,214	109,864
Urban Edge Properties (Equity Real Estate Investment Trusts)	4,063	92,149
Urban Outfitters, Inc.* (Specialty Retail)	3,107	137,951
Valley National Bancorp (Banks)	10,038	116,943
Valmont Industries, Inc. (Construction & Engineering)	956	133,505
Valvoline, Inc. (Chemicals)	7,409	167,369
Vectren Corp. (Multi-Utilities)	3,107	222,057
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,063	93,043
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,063	156,629
ViaSat, Inc.* (Communications Equipment)	2,151	151,301
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,019	125,475
Visteon Corp.* (Auto Components)	1,195	139,911
W.R. Berkley Corp. (Insurance)	3,585	271,779
Wabtec Corp. (Machinery)	3,346	369,131
Washington Federal, Inc. (Thrifts & Mortgage Finance)	3,107	104,240
Watsco, Inc. (Trading Companies & Distributors)	1,195	206,149
Webster Financial Corp. (Banks)	3,585	231,340
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	4,541	137,229
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,673	447,394
Werner Enterprises, Inc. (Road & Rail)	1,673	62,319
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,868	314,476
WEX, Inc.* (IT Services)	1,434	272,202
Williams-Sonoma, Inc. (Specialty Retail)	2,868	167,749
Wintrust Financial Corp. (Banks)	2,151	188,707
Woodward, Inc. (Machinery)	2,151	178,985
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,629	73,165
World Wrestling Entertainment, Inc.—Class A (Media)	1,434	113,444
Worthington Industries, Inc. (Metals & Mining)	1,673	78,330
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	15,057	282,620
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	3,824	176,363
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	3,824	221,792
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,912	263,722
TOTAL COMMON STOCKS (Cost $47,439,680)		68,023,359

Repurchase Agreements(a)(b) (21.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $20,057,007	$20,056,000	$20,056,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,056,000)		20,056,000
TOTAL INVESTMENT SECURITIES (Cost $67,495,680)—93.7%		88,079,359
Net other assets (liabilities)—6.3%		5,918,918
NET ASSETS—100.0%		$93,998,277

See accompanying notes to the financial statements.

192 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2018

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $12,215,000.

ADR    American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	51	9/24/18	$10,128,090	$(112,386)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 Index	Goldman Sachs International	8/27/18	2.40%	$42,624,800	$152,808
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/18	2.15%	13,688,251	18,412
				$56,313,051	$171,220
S&P MidCap 400 Index	UBS AG	8/27/18	2.40%	$37,720,232	$174,669
SPDR S&P MidCap 400 ETF	UBS AG	8/27/18	2.25%	15,732,662	68,831
				$53,452,894	$243,500
				$109,765,945	$414,720

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 193

UltraMid-Cap ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$758,426	0.8%
Airlines	215,100	0.2%
Auto Components	646,837	0.7%
Automobiles	181,353	0.2%
Banks	5,191,036	5.4%
Beverages	65,713	0.1%
Biotechnology	428,257	0.5%
Building Products	311,293	0.3%
Capital Markets	1,991,850	2.1%
Chemicals	1,910,157	2.0%
Commercial Services & Supplies	1,023,575	1.1%
Communications Equipment	848,687	0.9%
Construction & Engineering	801,405	0.9%
Construction Materials	189,957	0.2%
Consumer Finance	318,785	0.3%
Containers & Packaging	858,909	0.9%
Distributors	219,761	0.2%
Diversified Consumer Services	612,870	0.7%
Electric Utilities	870,744	0.9%
Electrical Equipment	915,841	1.0%
Electronic Equipment, Instruments & Components	3,066,513	3.3%
Energy Equipment & Services	1,327,540	1.4%
Equity Real Estate Investment Trusts	6,085,489	6.4%
Food & Staples Retailing	316,003	0.3%
Food Products	1,430,176	1.5%
Gas Utilities	1,369,389	1.5%
Health Care Equipment & Supplies	2,605,081	2.8%
Health Care Providers & Services	1,724,306	1.8%
Health Care Technology	241,751	0.3%
Hotels, Restaurants & Leisure	2,460,842	2.6%
Household Durables	1,261,430	1.3%
Household Products	136,976	0.1%
Industrial Conglomerates	293,588	0.3%
Insurance	3,059,155	3.3%
Internet Software & Services	391,766	0.4%
IT Services	2,209,091	2.4%
Leisure Products	441,906	0.5%
Life Sciences Tools & Services	994,906	1.1%
Machinery	3,554,473	3.8%
Marine	159,556	0.2%
Media	1,170,632	1.2%
Metals & Mining	1,579,592	1.7%
Multiline Retail	263,096	0.3%
Multi-Utilities	665,020	0.7%
Oil, Gas & Consumable Fuels	2,246,086	2.4%
Paper & Forest Products	263,225	0.3%
Personal Products	272,553	0.3%
Pharmaceuticals	416,861	0.4%
Professional Services	403,418	0.4%
Real Estate Management & Development	349,064	0.4%
Road & Rail	1,236,670	1.3%
Semiconductors & Semiconductor Equipment	1,932,614	2.1%
Software	2,471,074	2.6%
Specialty Retail	1,463,048	1.6%
Technology Hardware, Storage & Peripherals	126,785	0.1%
Textiles, Apparel & Luxury Goods	449,339	0.5%
Thrifts & Mortgage Finance	359,513	0.4%
Trading Companies & Distributors	526,553	0.6%
Water Utilities	247,202	0.3%
Wireless Telecommunication Services	90,521	0.1%
Other**	25,974,918	27.6%
Total	$93,998,277	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

194 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (64.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	29,862	$2,192,468
Adobe Systems, Inc.* (Software)	19,278	4,716,941
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,694	1,155,954
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,213	1,145,916
Alphabet, Inc.*—Class A (Internet Software & Services)	11,718	14,380,564
Alphabet, Inc.*—Class C (Internet Software & Services)	13,797	16,794,537
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	19,089	33,929,551
American Airlines Group, Inc. (Airlines)	18,333	724,887
Amgen, Inc. (Biotechnology)	26,082	5,126,416
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,553	1,399,125
Apple, Inc. (Technology Hardware, Storage & Peripherals)	193,347	36,792,000
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	39,690	1,930,125
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,024	647,136
Autodesk, Inc.* (Software)	8,694	1,116,657
Automatic Data Processing, Inc. (IT Services)	17,388	2,347,206
Baidu, Inc.*ADR (Internet Software & Services)	10,962	2,709,587
Biogen, Inc.* (Biotechnology)	8,316	2,780,621
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,993	703,216
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,890	3,834,281
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,065	3,562,735
CA, Inc. (Software)	16,443	726,945
Cadence Design Systems, Inc.* (Software)	11,151	491,648
Celgene Corp.* (Biotechnology)	28,539	2,571,079
Cerner Corp.* (Health Care Technology)	13,041	809,585
Charter Communications, Inc.*—Class A (Media)	9,261	2,820,715
Check Point Software Technologies, Ltd.* (Software)	6,237	702,723
Cintas Corp. (Commercial Services & Supplies)	4,158	850,228
Cisco Systems, Inc. (Communications Equipment)	185,031	7,824,961
Citrix Systems, Inc.* (Software)	5,292	581,961
Cognizant Technology Solutions Corp. (IT Services)	23,058	1,879,227
Comcast Corp.—Class A (Media)	180,684	6,464,874
Costco Wholesale Corp. (Food & Staples Retailing)	17,199	3,761,593
CSX Corp. (Road & Rail)	34,398	2,431,251
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	18,333	754,403
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	8,883	427,361
Dollar Tree, Inc.* (Multiline Retail)	9,261	845,344
eBay, Inc.* (Internet Software & Services)	39,123	1,308,664
Electronic Arts, Inc.* (Software)	12,096	1,557,360
Expedia, Inc. (Internet & Direct Marketing Retail)	5,481	733,577
Express Scripts Holding Co.* (Health Care Providers & Services)	22,113	1,757,098
Facebook, Inc.*—Class A (Internet Software & Services)	94,311	16,276,193
Fastenal Co. (Trading Companies & Distributors)	11,340	645,586
Fiserv, Inc.* (IT Services)	16,065	1,212,586
Gilead Sciences, Inc. (Biotechnology)	51,219	3,986,375
Hasbro, Inc. (Leisure Products)	4,914	489,484
Henry Schein, Inc.* (Health Care Providers & Services)	6,048	480,272
Hologic, Inc.* (Health Care Equipment & Supplies)	10,773	462,269
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,402	833,252
Illumina, Inc.* (Life Sciences Tools & Services)	5,859	1,900,425
Incyte Corp.* (Biotechnology)	8,316	553,347
Intel Corp. (Semiconductors & Semiconductor Equipment)	183,330	8,818,172
Intuit, Inc. (Software)	10,017	2,045,872
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,536	2,305,151
J.B. Hunt Transport Services, Inc. (Road & Rail)	4,347	521,205
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	36,288	1,301,288
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	6,048	710,156
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,426	1,225,053
Liberty Global PLC*—Class A (Media)	8,505	240,096
Liberty Global PLC*—Class C (Media)	22,491	610,406
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	13,986	1,787,970
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	10,962	670,217
Mercadolibre, Inc. (Internet Software & Services)	1,701	583,290
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,261	865,255
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	45,549	2,404,532
Microsoft Corp. (Software)	302,211	32,058,543
Mondelez International, Inc.—Class A (Food Products)	58,023	2,517,038
Monster Beverage Corp.* (Beverages)	22,113	1,327,222
Mylan N.V.* (Pharmaceuticals)	20,223	754,520
Netease.com, Inc.ADR (Internet Software & Services)	3,024	780,192
Netflix, Inc.* (Internet & Direct Marketing Retail)	17,010	5,740,024
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,814	5,831,096
O’Reilly Automotive, Inc.* (Specialty Retail)	3,213	983,178
PACCAR, Inc. (Machinery)	13,797	906,739
Paychex, Inc. (IT Services)	14,175	978,359
PayPal Holdings, Inc.* (IT Services)	46,683	3,834,541
PepsiCo, Inc. (Beverages)	54,810	6,303,151
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	58,401	3,742,920
Qurate Retail Group, Inc.*—Class A (Health Care Providers & Services)	17,388	370,191

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 195

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,158	$1,530,186
Ross Stores, Inc. (Specialty Retail)	14,931	1,305,418
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	11,340	596,711
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,646	451,434
Sirius XM Holdings, Inc. (Media)	176,148	1,236,559
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	7,182	679,274
Starbucks Corp. (Hotels, Restaurants & Leisure)	54,243	2,841,791
Symantec Corp. (Software)	24,381	492,984
Synopsys, Inc.* (Software)	5,859	523,970
Take-Two Interactive Software, Inc.* (Software)	4,536	512,659
Tesla Motors, Inc.* (Automobiles)	6,615	1,972,196
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	38,556	4,292,054
The Kraft Heinz Co. (Food Products)	48,006	2,892,361
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	33,264	1,995,840
Twenty-First Century Fox, Inc.—Class A (Media)	41,391	1,862,595
Twenty-First Century Fox, Inc.—Class B (Media)	31,374	1,393,633
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	2,457	600,466
Verisk Analytics, Inc.*—Class A (Professional Services)	6,426	710,844
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,017	1,753,476
Vodafone Group PLCADR (Wireless Telecommunication Services)	18,711	459,355
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	38,934	2,632,717
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	11,718	822,018
Workday, Inc.*—Class A (Software)	5,670	703,193
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	4,347	724,993
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	10,017	721,925
TOTAL COMMON STOCKS (Cost $142,273,123)		328,055,338

Repurchase Agreements(a)(b) (34.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $174,711,769	$174,703,000	$174,703,000
TOTAL REPURCHASE AGREEMENTS (Cost $174,703,000)		174,703,000
TOTAL INVESTMENT SECURITIES (Cost $316,976,123)—98.1%		502,758,338
Net other assets (liabilities)—1.9%		9,615,771
NET ASSETS—100.0%		$512,374,109

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $75,600,000.

ADR    American Depositary Receipt

NYS     New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	558	9/24/18	$80,851,410	$742,183

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/18	2.50%	$204,214,174	$(1,905,727)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/18	2.25%	110,234,420	(657,013)
				$314,448,594	$(2,562,740)

Nasdaq-100 Index	UBS AG	8/27/18	2.45%	$194,345,165	$(1,877,961)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	8/27/18	2.45%	107,645,931	(675,299)
				$301,991,096	$(2,553,260)
				$616,439,690	$(5,116,000)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

196 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Airlines	$724,887	0.1%
Automobiles	1,972,196	0.4%
Beverages	7,630,372	1.5%
Biotechnology	20,612,104	4.0%
Commercial Services & Supplies	850,228	0.2%
Communications Equipment	7,824,961	1.5%
Food & Staples Retailing	6,394,310	1.2%
Food Products	5,409,399	1.1%
Health Care Equipment & Supplies	5,173,949	1.0%
Health Care Providers & Services	2,607,561	0.5%
Health Care Technology	809,585	0.2%
Hotels, Restaurants & Leisure	5,354,754	1.0%
Internet & Direct Marketing Retail	46,293,125	9.0%
Internet Software & Services	52,833,027	10.2%
IT Services	10,251,919	2.0%
Leisure Products	489,484	0.1%
Life Sciences Tools & Services	1,900,425	0.4%
Machinery	906,739	0.2%
Media	14,628,878	2.9%
Multiline Retail	845,344	0.2%
Pharmaceuticals	754,520	0.1%
Professional Services	710,844	0.1%
Road & Rail	2,952,456	0.6%
Semiconductors & Semiconductor Equipment	37,499,775	7.3%
Software	48,423,924	9.5%
Specialty Retail	2,889,062	0.6%
Technology Hardware, Storage & Peripherals	38,210,729	7.5%
Trading Companies & Distributors	645,586	0.1%
Wireless Telecommunication Services	2,455,195	0.5%
Other**	184,318,771	36.0%
Total	$512,374,109	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 197

Repurchase Agreements(a)(b) (118.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $2,496,125	$2,496,000	$2,496,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,496,000)		2,496,000
TOTAL INVESTMENT SECURITIES (Cost $2,496,000)—118.4%		2,496,000
Net other assets (liabilities)—(18.4)%		(388,009)
NET ASSETS—100.0%		$2,107,991

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $275,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/27/18	(0.95)%	$(975,760)	$11,462
BNY Mellon China Select ADR Index	UBS AG	8/27/18	(0.70)%	(3,262,512)	55,020
				$(4,238,272)	$66,482

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

198 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%–1.85%, dated 7/31/18, due 8/1/18, total to be received $4,247,213	$4,247,000	$4,247,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,247,000)		4,247,000
TOTAL INVESTMENT SECURITIES (Cost $4,247,000)—102.5%		4,247,000
Net other assets (liabilities)—(2.5)%		(105,522)
NET ASSETS—100.0%		$4,141,478

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,232,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	4	9/24/18	$507,840	$(2,953)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/18	(2.15)%	$(3,623,516)	$5,982
Dow Jones Industrial Average	UBS AG	8/27/18	(2.15)%	(4,145,893)	7,671
				$(7,769,409)	$13,653

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 199

Repurchase Agreements(a)(b) (97.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $2,973,149	$2,973,000	$2,973,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,973,000)		2,973,000
TOTAL INVESTMENT SECURITIES (Cost $2,973,000)—97.0%		2,973,000
Net other assets (liabilities)—3.0%		92,357
NET ASSETS—100.0%		$3,065,357

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2018, the aggregate amount held in a segregated account was $191,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/27/18	(1.45)%	$(1,365,316)	$12,926
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/27/18	(1.45)%	(4,765,934)	42,436
				$(6,131,250)	$55,362

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

200 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (104.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $2,249,113	$2,249,000	$2,249,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,249,000)		2,249,000
TOTAL INVESTMENT SECURITIES (Cost $2,249,000)—104.7%		2,249,000
Net other assets (liabilities)—(4.7)%		(100,422)
NET ASSETS—100.0%		$2,148,578

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $331,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/18	(1.55)%	$(1,400,774)	$806
MSCI EAFE Index	UBS AG	8/27/18	(1.65)%	(2,896,100)	1,722
				$(4,296,874)	$2,528

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 201

Repurchase Agreements(a) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $688,035	$688,000	$688,000
TOTAL REPURCHASE AGREEMENTS (Cost $688,000)		688,000
TOTAL INVESTMENT SECURITIES (Cost $688,000)—96.3%		688,000
Net other assets (liabilities)—3.7%		26,268
NET ASSETS—100.0%		$714,268

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	12	9/14/18	$1,357,200	$(2,832)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/18	(2.15)%	$(76,665)	$(148)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

202 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (98.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $3,713,186	$3,713,000	$3,713,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,713,000)		3,713,000
TOTAL INVESTMENT SECURITIES (Cost $3,713,000)—98.1%		3,713,000
Net other assets (liabilities)—1.9%		71,947
NET ASSETS—100.0%		$3,784,947

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $218,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/27/18	(1.35)%	$(2,749,334)	$26,236
BNY Mellon Latin America 35 ADR Index	UBS AG	8/27/18	(1.45)%	(4,848,212)	42,999
				$(7,597,546)	$69,235

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 203

Repurchase Agreements(a)(b) (94.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $1,015,051	$1,015,000	$1,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,015,000)		1,015,000
TOTAL INVESTMENT SECURITIES (Cost $1,015,000)—94.1%		1,015,000
Net other assets (liabilities)—5.9%		63,129
NET ASSETS—100.0%		$1,078,129

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $607,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/24/18	$198,590	$2,089

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/18	(2.00)%	$(460,644)	$(1,487)
S&P MidCap 400	UBS AG	8/27/18	(1.95)%	(1,498,412)	(7,013)
				$(1,959,056)	$(8,500)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

204 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $12,228,614	$12,228,000	$12,228,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,228,000)		12,228,000
TOTAL INVESTMENT SECURITIES (Cost $12,228,000)—97.7%		12,228,000
Net other assets (liabilities)—2.3%		290,267
NET ASSETS—100.0%		$12,518,267

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $3,840,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	11	9/24/18	$1,593,845	$(15,091)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/18	(2.25)%	$(10,740,763)	$101,858
Nasdaq-100 Index	UBS AG	8/27/18	(2.10)%	(12,682,799)	110,927
				$(23,423,562)	$212,785

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 205

Repurchase Agreements(a)(b) (343.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $14,325,719	$14,325,000	$14,325,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,325,000)		14,325,000
TOTAL INVESTMENT SECURITIES (Cost $14,325,000)—343.6%		14,325,000
Net other assets (liabilities)—(243.6)%(c)		(10,155,703)
NET ASSETS—100.0%		$4,169,297

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $3,709,000.

(c)          Amount includes $10,102,166 of Net payable for capital shares redeemed.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	9/24/18	$836,200	$(4,389)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/18	(1.70)%	$(3,169,103)	$(68,307)
Russell 2000 Index	UBS AG	8/27/18	(1.45)%	(4,294,706)	(66,348)
				$(7,463,809)	$(134,655)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

206 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (44.1%)

	Percentage of Net Assets	Shares	Value
ALLETE, Inc. (Electric Utilities)	0.1%	804	$62,334
American Eagle Outfitters, Inc. (Specialty Retail)	0.1%	2,412	60,733
ASGN, Inc.* (Insurance)*	0.1%	804	72,602
Blackbaud, Inc. (Software)	0.1%	670	66,872
CACI International, Inc.— Class A* (IT Services)*	0.1%	402	70,431
Chemical Financial Corp. (Banks)	0.1%	1,072	60,889
Cree, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	1,474	69,499
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	536	60,476
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	0.1%	1,206	64,304
EMCOR Group, Inc. (Construction & Engineering)	0.1%	804	61,867
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	2,144	75,362
Etsy, Inc.* (Internet & Direct Marketing Retail)*	0.1%	1,742	71,179
FibroGen, Inc.* (Biotechnology)*	0.1%	1,072	67,642
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	1,876	61,063
Five Below, Inc.* (Specialty Retail)*	0.1%	804	78,116
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	0.1%	2,412	66,064
Haemonetics Corp.* (Health Care Equipment & Supplies)*	0.1%	804	78,502
Hancock Holding Co. (Banks)	0.1%	1,340	67,334
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	804	60,701
Hubspot, Inc.* (Software)*	0.1%	536	66,517
IBERIABANK Corp. (Banks)	0.1%	804	66,811
IDACORP, Inc. (Electric Utilities)	0.1%	804	75,770
Ingevity Corp.* (Chemicals)*	0.1%	670	66,779
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	2,010	69,204
John Bean Technologies Corp. (Machinery)	0.1%	536	59,282
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	0.1%	1,742	60,395
LivaNova PLC* (Health Care Equipment & Supplies)*	0.1%	670	73,786
Louisiana-Pacific Corp. (Paper & Forest Products)	0.1%	2,278	61,323
Loxo Oncology, Inc.* (Biotechnology)*	0.1%	402	67,371
MAXIMUS, Inc. (IT Services)	0.1%	938	60,792
Medidata Solutions, Inc.* (Health Care Technology)*	0.1%	804	59,746
MGIC Investment Corp.* (Thrifts & Mortgage Finance)*	0.1%	5,628	70,237
Neogen Corp.* (Health Care Equipment & Supplies)*	0.1%	804	66,249
New Jersey Resources Corp. (Gas Utilities)	0.1%	1,340	61,976
New Relic, Inc.* (Internet Software & Services)*	0.1%	670	65,458
ONE Gas, Inc. (Gas Utilities)	0.1%	804	61,940
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)*	0.1%	938	59,075
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)*	0.1%	1,340	63,677
Portland General Electric Co. (Electric Utilities)	0.1%	1,340	60,782
Primerica, Inc. (Insurance)	0.1%	670	76,917
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.1%	3,350	64,153
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	0.1%	2,680	60,540
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	670	63,818
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)*	0.1%	670	59,738
Stifel Financial Corp. (Capital Markets)	0.1%	1,072	59,098
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.1%	1,072	67,363
The Brink’s Co. (Commercial Services & Supplies)	0.1%	804	64,198
Trex Co., Inc.* (Building Products)*	0.1%	938	72,919
Woodward, Inc. (Machinery)	0.1%	804	66,902
Other Common Stocks	39.5%	1,562,172	27,976,862
TOTAL COMMON STOCKS (Cost $20,084,571)			31,205,648

Contingent Right(NM)
Dyax Corp.*^+(a) (Biotechnology)		1,854	2,058
TOTAL CONTINGENT RIGHT (Cost $—)			2,058

Trust (0.0%)

	Interest
	Units	Value
Ferroglobe Representation and Warranty Insurance*^+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

July 31, 2018 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 207

Repurchase Agreements(b)(c) (95.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $67,625,394	$67,622,000	$67,622,000
TOTAL REPURCHASE AGREEMENTS (Cost $67,622,000)		67,622,000
TOTAL INVESTMENT SECURITIES (Cost $87,706,571)—139.6%		98,829,706
Net other assets (liabilities)—(39.6)%		(28,017,968)
NET ASSETS—100.0%		$70,811,738

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

^                  The Advisor has deemed these securities to be illiquid. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed. Subsequent to the date of this report, on August 23, 2018, the U.S. Food and Drug Administration approved the medication.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $14,454,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	174	9/24/18	$14,549,880	$13,254

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/18	2.00%	$22,759,353	$205,345
Russell 2000 Index	Goldman Sachs International	8/27/18	2.20%	14,492,501	232,753
				$37,251,854	$438,098
iShares Russell 2000 ETF	UBS AG	8/27/18	1.75%	$34,094,047	$203,053
Russell 2000 Index	UBS AG	8/27/18	1.95%	24,735,923	219,893
				$58,829,970	$422,946
				$96,081,824	$861,044

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

208 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2018

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$421,685	0.6%
Air Freight & Logistics	108,689	0.2%
Airlines	126,968	0.2%
Auto Components	330,768	0.5%
Automobiles	21,386	NM
Banks	2,658,069	3.7%
Beverages	18,186	NM
Biotechnology	2,247,938	3.2%
Building Products	431,719	0.6%
Capital Markets	329,093	0.5%
Chemicals	691,281	1.0%
Commercial Services & Supplies	771,906	1.1%
Communications Equipment	549,781	0.8%
Construction & Engineering	374,346	0.5%
Construction Materials	43,724	0.1%
Consumer Finance	210,493	0.3%
Containers & Packaging	36,327	0.1%
Distributors	19,441	NM
Diversified Consumer Services	255,318	0.4%
Diversified Financial Services	61,430	0.1%
Diversified Telecommunication Services	181,128	0.3%
Electric Utilities	354,815	0.5%
Electrical Equipment	223,826	0.3%
Electronic Equipment, Instruments & Components	764,387	1.1%
Energy Equipment & Services	645,231	0.9%
Equity Real Estate Investment Trusts	2,253,460	3.2%
Food & Staples Retailing	178,944	0.3%
Food Products	214,939	0.3%
Gas Utilities	314,262	0.4%
Health Care Equipment & Supplies	1,027,504	1.5%
Health Care Providers & Services	661,701	0.9%
Health Care Technology	293,715	0.4%
Hotels, Restaurants & Leisure	805,569	1.1%
Household Durables	459,485	0.6%
Household Products	26,880	NM
Independent Power & Renewable Electricity Producers	124,245	0.2%
Industrial Conglomerates	25,996	NM
Insurance	780,756	1.1%
Internet & Direct Marketing Retail	243,272	0.3%
Internet Software & Services	1,014,085	1.4%
IT Services	658,294	0.9%
Leisure Products	84,240	0.1%
Life Sciences Tools & Services	172,279	0.2%
Machinery	1,058,879	1.5%
Marine	59,697	0.1%
Media	592,917	0.8%
Metals & Mining	424,072	0.6%
Mortgage Real Estate Investment Trusts	420,977	0.6%
Multiline Retail	104,763	0.1%
Multi-Utilities	143,361	0.2%
Oil, Gas & Consumable Fuels	1,135,907	1.6%
Paper & Forest Products	186,289	0.3%
Personal Products	43,303	0.1%
Pharmaceuticals	770,021	1.1%
Professional Services	359,158	0.5%
Real Estate Management & Development	144,787	0.2%
Road & Rail	186,658	0.3%
Semiconductors & Semiconductor Equipment	898,749	1.3%
Software	888,084	1.3%
Specialty Retail	832,325	1.2%
Technology Hardware, Storage & Peripherals	150,667	0.2%
Textiles, Apparel & Luxury Goods	236,850	0.3%
Thrifts & Mortgage Finance	697,114	1.0%
Tobacco	67,161	0.1%
Trading Companies & Distributors	433,644	0.6%
Water Utilities	93,864	0.1%
Wireless Telecommunication Services	60,898	0.1%
Other**	39,604,032	55.9%
Total	$70,811,738	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2018 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 209

Common Stocks (74.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	428	$33,183
Alliant Energy Corp. (Electric Utilities)	1,936	83,190
Ameren Corp. (Multi-Utilities)	2,038	126,478
American Electric Power Co., Inc. (Electric Utilities)	4,119	293,026
American Water Works Co., Inc. (Water Utilities)	1,489	131,404
Aqua America, Inc. (Water Utilities)	1,488	54,967
Atmos Energy Corp. (Gas Utilities)	929	85,346
Avista Corp. (Multi-Utilities)	549	27,768
Black Hills Corp. (Multi-Utilities)	448	26,867
CenterPoint Energy, Inc. (Multi-Utilities)	3,608	102,756
CMS Energy Corp. (Multi-Utilities)	2,363	114,227
Consolidated Edison, Inc. (Multi-Utilities)	2,599	205,139
Dominion Resources, Inc. (Multi-Utilities)	5,446	390,534
DTE Energy Co. (Multi-Utilities)	1,517	164,655
Duke Energy Corp. (Electric Utilities)	5,863	478,538
Edison International (Electric Utilities)	2,725	181,567
El Paso Electric Co. (Electric Utilities)	340	21,182
Entergy Corp. (Electric Utilities)	1,512	122,895
Evergy, Inc. (Electric Utilities)	2,268	127,212
Eversource Energy (Electric Utilities)	2,650	160,908
Exelon Corp. (Electric Utilities)	8,064	342,720
FirstEnergy Corp. (Electric Utilities)	3,749	132,827
Hawaiian Electric Industries, Inc. (Electric Utilities)	911	32,040
IDACORP, Inc. (Electric Utilities)	421	39,675
MDU Resources Group, Inc. (Multi-Utilities)	1,634	47,386
National Fuel Gas Co. (Gas Utilities)	718	38,557
New Jersey Resources Corp. (Gas Utilities)	733	33,901
NextEra Energy, Inc. (Electric Utilities)	3,943	660,611
NiSource, Inc. (Multi-Utilities)	2,821	73,854
NorthWestern Corp. (Multi-Utilities)	413	24,503
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	2,502	79,237
ONE Gas, Inc. (Gas Utilities)	439	33,821
PG&E Corp. (Electric Utilities)	4,319	186,063
Pinnacle West Capital Corp. (Electric Utilities)	936	75,282
PNM Resources, Inc. (Electric Utilities)	667	26,246
Portland General Electric Co. (Electric Utilities)	747	33,884
PPL Corp. (Electric Utilities)	5,847	168,218
Public Service Enterprise Group, Inc. (Multi-Utilities)	4,225	217,841
SCANA Corp. (Multi-Utilities)	1,193	47,708
Sempra Energy (Multi-Utilities)	2,209	255,338
South Jersey Industries, Inc. (Gas Utilities)	715	24,260
Southwest Gas Corp. (Gas Utilities)	404	31,593
Spire, Inc. (Gas Utilities)	421	30,144
The AES Corp. (Independent Power & Renewable Electricity Producers)	5,532	73,908
The Southern Co. (Electric Utilities)	8,460	411,156
UGI Corp. (Gas Utilities)	1,448	76,947
Vectren Corp. (Multi-Utilities)	695	49,672
Vistra Energy Corp.* (Independent Power & Renewable Electricity Producers)	3,106	70,196
WEC Energy Group, Inc. (Multi-Utilities)	2,639	175,150
Xcel Energy, Inc. (Electric Utilities)	4,256	199,436
TOTAL COMMON STOCKS (Cost $3,169,867)		6,624,016

Repurchase Agreements(a)(b) (23.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%—1.85%, dated 7/31/18, due 8/1/18, total to be received $2,087,105	$2,087,000	$2,087,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,087,000)		2,087,000
TOTAL INVESTMENT SECURITIES (Cost $5,256,867)—98.5%		8,711,016
Net other assets (liabilities)—1.5%		131,868
NET ASSETS—100.0%		$8,842,884

*                 Non-income producing security.

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $1,473,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/23/18	2.45%	$3,237,646	$49,200
Dow Jones U.S. Utilities Index	UBS AG	8/23/18	2.30%	3,395,568	54,669
				$6,633,214	$103,869

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

210 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2018

Utilities UltraSector ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Electric Utilities	$3,809,859	43.1%
Gas Utilities	354,569	4.0%
Independent Power & Renewable Electricity Producers	223,341	2.5%
Multi-Utilities	2,049,876	23.2%
Water Utilities	186,371	2.1%
Other**	2,218,868	25.1%
Total	$8,842,884	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of

Assets and Liabilities

212 :: Statements of Assets and Liabilities :: July 31, 2018

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$12,389,814	$4,436,083	$12,706,000	$149,266,857
Securities, at value	14,719,644	5,911,117	—	194,680,704
Repurchase agreements, at value	5,931,000	1,833,000	12,706,000	59,098,000
Total Investment Securities, at value	20,650,644	7,744,117	12,706,000	253,778,704
Cash	11,740	53	468	118
Segregated cash balances for futures contracts with brokers	—	—	110,880	—
Segregated cash balances with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	6,836	4,470	638	331,843
Receivable for investments sold	2,894,681	—	—	—
Receivable for capital shares issued	459,730	116,799	633,890	1,406,837
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	184,023	8,677	1,068,367
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	19,858	20,170	29,148	23,782
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	24,043,489	8,069,632	13,489,701	256,609,651

LIABILITIES:
Payable for investments purchased	10,753	—	—	—
Payable for capital shares redeemed	4,098,907	16,536	—	713,699
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	35,870	—	—	—
Variation margin on futures contracts	—	—	12,420	—
Advisory fees payable	12,002	4,664	9,162	161,819
Management services fees payable	2,401	933	1,833	32,364
Administration fees payable	540	209	410	7,279
Distribution and services fees payable—Service Class	798	491	583	7,593
Transfer agency fees payable	1,105	445	724	9,909
Fund accounting fees payable	677	277	487	8,660
Compliance services fees payable	158	59	114	1,988
Service fees payable	98	38	75	1,322
Other accrued expenses	29,293	17,350	14,566	244,012
TOTAL LIABILITIES	4,192,602	41,002	40,374	1,188,645
NET ASSETS	$19,850,887	$8,028,630	$13,449,327	$255,421,006

NET ASSETS CONSIST OF:
Capital	$17,512,473	$10,950,312	$97,360,602	$133,990,205
Accumulated net investment income (loss)	96,342	(117,094)	(11,663)	(72,063)
Accumulated net realized gains (losses) on investments	(5,982,888)	(6,296,645)	(83,877,254)	15,922,650
Net unrealized appreciation (depreciation) on:
Investment securities	8,260,830	3,308,034	—	104,511,847
Futures contracts	—	—	(31,035)	—
Swap agreements	(35,870)	184,023	8,677	1,068,367
Forward currency contracts	—	—	—	—
NET ASSETS	$19,850,887	$8,028,630	$13,449,327	$255,421,006

NET ASSETS:
Investor Class	$18,887,295	$7,427,164	$12,790,200	$246,238,363
Service Class	963,592	601,466	659,127	9,182,643

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	344,455	100,016	420,063	3,721,847
Service Class	18,951	8,997	23,176	174,372

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$54.83	$74.26	$30.45	$66.16
Service Class	50.85	66.85	28.44	52.66

See accompanying notes to the financial statements.

July 31, 2018 :: Statements of Assets and Liabilities :: 213

Bull ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund

$25,848,825	$4,096,667	$118,260,135	$2,064,780	$2,013,000	$4,433,000
35,129,693	4,597,536	98,359,679	3,400,555	—	7,645,264
16,019,000	1,414,000	40,346,000	10,000	2,013,000	2,182,000
51,148,693	6,011,536	138,705,679	3,410,555	2,013,000	9,827,264
523	259	311	971	121	547
203,280	—	—	—	—	—
—	692	—	—	901	765
—	—	—	—	1,765	—
29,655	7,268	29,750	13,214	101	4,517
—	—	—	—	—	—
1,065,740	1,915	53,059	13,785	—	289,800
—	—	—	—	1,273	—
4,050	13,575	—	—	—	—
22,770	—	—	—	—	—
19,756	9,394	22,874	11,677	9,365	18,655
—	—	—	2,362	—	—
52,494,467	6,044,639	138,811,673	3,452,564	2,026,526	10,141,548

—	—	—	—	—	1,643
633,515	10,835	1,074,877	6,895	6,168	58,589
—	—	—	—	12,669	—
9,407	—	539,418	—	—	5,491
—	—	—	—	—	—
33,953	3,860	84,367	74	—	6,480
6,791	772	16,873	15	—	1,296
1,525	173	3,788	132	53	291
4,589	601	4,271	864	640	646
4,012	346	4,461	446	186	593
2,111	267	4,587	174	62	513
423	49	623	38	28	90
277	31	688	24	10	53
47,477	7,691	79,842	7,687	7,741	16,656
744,080	24,625	1,813,795	16,349	27,557	92,341
$51,750,387	$6,020,014	$136,997,878	$3,436,215	$1,998,969	$10,049,207

$25,148,891	$3,882,713	$108,688,744	$11,240,570	$4,656,506	$9,216,918
54,077	26,260	(114,607)	294,701	(49,577)	(152,092)
1,199,373	182,597	8,517,615	(9,444,831)	(2,597,056)	(4,404,392)

25,299,868	1,914,869	20,445,544	1,345,775	—	5,394,264
53,535	—	—	—	—	—
(5,357)	13,575	(539,418)	—	—	(5,491)
—	—	—	—	(10,904)	—
$51,750,387	$6,020,014	$136,997,878	$3,436,215	$1,998,969	$10,049,207

$47,074,012	$5,320,737	$131,834,720	$3,108,506	$1,255,339	$9,238,277
4,676,375	699,277	5,163,158	327,709	743,630	810,930

364,981	51,959	1,018,770	213,264	73,720	398,617
43,346	7,529	45,621	21,384	46,677	40,721

$128.98	$102.40	$129.41	$14.58	$17.03	$23.18
107.88	92.88	113.18	15.32	15.93	19.91

See accompanying notes to the financial statements.

214 :: Statements of Assets and Liabilities :: July 31, 2018

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$31,598,467	$4,993,890	$239,123,711	$21,704,606
Securities, at value	31,784,831	6,056,152	227,388,363	34,481,359
Repurchase agreements, at value	8,496,000	1,910,000	83,027,000	76,000
Total Investment Securities, at value	40,280,831	7,966,152	310,415,363	34,557,359
Cash	542	761	631	195
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances with custodian	723	—	—	—
Dividends and interest receivable	26,887	3,722	4,167	15,795
Receivable for investments sold	—	—	—	2,330,407
Receivable for capital shares issued	3,234,178	291,909	1,735,664	14,179
Unrealized appreciation on swap agreements	515,626	125,473	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	27,438	10,006	30,414	25,453
TOTAL ASSETS	44,086,225	8,398,023	312,186,239	36,943,388

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	1,953,026	—	—	—
Payable for capital shares redeemed	519,957	9,070	3,859,340	2,217,138
Unrealized depreciation on swap agreements	—	—	15,259,599	—
Advisory fees payable	23,121	5,980	201,301	21,722
Management services fees payable	4,624	1,196	40,260	4,345
Administration fees payable	1,040	269	9,018	975
Distribution and services fees payable—Service Class	1,855	419	14,933	1,121
Transfer agency fees payable	1,618	452	13,458	2,129
Fund accounting fees payable	1,302	438	10,724	1,334
Compliance services fees payable	127	114	2,349	245
Service fees payable	189	49	1,638	177
Other accrued expenses	29,810	19,443	207,817	23,329
TOTAL LIABILITIES	2,536,669	37,430	19,620,437	2,272,515
NET ASSETS	$41,549,556	$8,360,593	$292,565,802	$34,670,873

NET ASSETS CONSIST OF:
Capital	$30,702,262	$4,155,900	$188,630,546	$22,022,257
Accumulated net investment income (loss)	(26,595)	(18,768)	(1,554,698)	(71,545)
Accumulated net realized gains (losses) on investments	1,675,899	1,125,726	49,457,901	(132,592)
Net unrealized appreciation (depreciation) on:
Investment securities	8,682,364	2,972,262	71,291,652	12,852,753
Futures contracts	—	—	—	—
Swap agreements	515,626	125,473	(15,259,599)	—
NET ASSETS	$41,549,556	$8,360,593	$292,565,802	$34,670,873

NET ASSETS:
Investor Class	$39,319,859	$7,850,461	$275,914,079	$33,364,133
Service Class	2,229,697	510,132	16,651,723	1,306,740

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	648,168	70,989	2,980,571	367,255
Service Class	43,745	5,232	230,018	16,923

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$60.66	$110.59	$92.57	$90.85
Service Class	50.97	97.50	72.39	77.22

See accompanying notes to the financial statements.

July 31, 2018 :: Statements of Assets and Liabilities :: 215

Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund	Nasdaq-100 ProFund

$3,987,198	$15,397,146	$17,382,642	$6,705,869	$2,298,435	$58,531,052
5,879,508	12,523,129	20,910,160	8,311,536	1,605,159	55,543,761
—	8,060,000	—	—	913,000	37,609,000
5,879,508	20,583,129	20,910,160	8,311,536	2,518,159	93,152,761
—	38	—	—	4	556
—	132,000	—	—	—	433,840
—	—	—	—	19	—
5,686	7,023	5,369	5,806	36,013	12,255
—	—	—	—	1,721,952	—
297,804	10,717	14,830	664	1,630,154	419,713
—	29,140	—	—	68,287	—
—	28,320	—	—	—	60,180
20,553	21,165	24,623	17,709	14,929	38,008
6,203,551	20,811,532	20,954,982	8,335,715	5,989,517	94,117,313

14,517	—	5,722	20,906	—	—
240,597	20,888	68,992	—	—	—
8,058	6,934	867	4,920	179,648	2,500,030
—	—	—	—	—	249,198
1,259	15,934	13,897	6,541	2,190	57,373
252	3,187	2,779	1,308	438	12,294
134	715	623	252	141	2,759
534	681	811	475	103	7,214
330	997	1,243	793	294	5,933
390	1,087	886	475	169	3,335
41	218	261	58	35	831
24	130	113	46	26	501
6,040	44,760	13,984	6,941	4,221	84,563
272,176	95,531	110,178	42,715	187,265	2,924,031
$5,931,375	$20,716,001	$20,844,804	$8,293,000	$5,802,252	$91,193,282

$3,254,311	$12,287,290	$19,242,899	$6,189,396	$10,026,558	$52,117,666
21,195	(119,562)	(203,879)	(111,761)	(127,286)	(212,716)
763,559	3,366,616	(1,721,734)	609,698	(4,385,031)	4,837,578

1,892,310	5,185,983	3,527,518	1,605,667	219,724	34,621,709
—	(33,466)	—	—	—	78,243
—	29,140	—	—	68,287	(249,198)
$5,931,375	$20,716,001	$20,844,804	$8,293,000	$5,802,252	$91,193,282

$5,295,891	$19,932,726	$19,894,812	$7,731,199	$5,679,689	$83,056,243
635,484	783,275	949,992	561,801	122,563	8,137,039

80,212	218,603	212,034	99,022	78,062	1,163,665
10,624	10,223	12,049	8,659	2,024	138,006

$66.02	$91.18	$93.83	$78.08	$72.76	$71.37
59.82	76.62	78.84	64.88	60.55	58.96

See accompanying notes to the financial statements.

216 :: Statements of Assets and Liabilities :: July 31, 2018

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$32,812,694	$5,933,745	$3,704,005	$21,594,961
Securities, at value	34,228,285	6,100,182	4,639,613	19,984,752
Repurchase agreements, at value	10,097,000	1,880,000	1,586,000	6,376,000
Total Investment Securities, at value	44,325,285	7,980,182	6,225,613	26,360,752
Cash	672	616	464	946
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	21,947	8,495	3,697	320
Receivable for investments sold	—	436,601	1,239,487	—
Receivable for capital shares issued	141,562	375	452,520	285,639
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	1,003,466	218,291	301,317	—
Prepaid expenses	30,151	17,696	15,736	17,133
TOTAL ASSETS	45,523,083	8,662,256	8,238,834	26,664,790

LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	646,016	118,885	229,362	948,173
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	238,564
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	27,761	6,851	4,649	17,013
Management services fees payable	5,552	1,370	930	3,403
Administration fees payable	1,246	306	209	761
Distribution and services fees payable—Service Class	1,375	337	646	1,517
Transfer agency fees payable	2,157	629	381	1,816
Fund accounting fees payable	1,517	377	260	923
Compliance services fees payable	221	345	59	205
Service fees payable	226	56	38	138
Other accrued expenses	29,428	12,110	7,539	21,971
TOTAL LIABILITIES	715,499	141,266	244,073	1,234,484
NET ASSETS	$44,807,584	$8,520,990	$7,994,761	$25,430,306

NET ASSETS CONSIST OF:
Capital	$43,245,507	$24,418,977	$5,490,383	$93,027,500
Accumulated net investment income (loss)	93,713	113,814	76,418	(336,289)
Accumulated net realized gains (losses) on investments	(11,047,693)	(18,276,529)	(394,965)	(71,788,132)
Net unrealized appreciation (depreciation) on:
Investment securities	11,512,591	2,046,437	2,521,608	4,765,791
Futures contracts	—	—	—	—
Swap agreements	1,003,466	218,291	301,317	(238,564)
Forward currency contracts	—	—	—	—
NET ASSETS	$44,807,584	$8,520,990	$7,994,761	$25,430,306

NET ASSETS:
Investor Class	$43,156,990	$8,202,602	$7,173,154	$23,965,397
Service Class	1,650,594	318,388	821,607	1,464,909

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,021,592	650,191	272,880	741,438
Service Class	45,806	28,077	35,470	51,754

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$42.24	$12.62	$26.29	$32.32
Service Class	36.03	11.34	23.16	28.31

See accompanying notes to the financial statements.

July 31, 2018 :: Statements of Assets and Liabilities :: 217

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund

$3,913,124	$26,370,000	$16,323,000	$14,920,000	$188,275,783	$2,992,000
5,140,908	—	—	—	194,895,041	—
1,760,000	26,370,000	16,323,000	14,920,000	57,353,000	2,992,000
6,900,908	26,370,000	16,323,000	14,920,000	252,248,041	2,992,000
891	351	767	1	7,224	568
—	—	—	—	—	12,760
—	—	80,000	—	643	—
—	—	—	141,828	—	—
3,108	1,324	819	749	116,223	150
—	—	—	—	—	—
104,843	249,833	1,977	73,023	571,886	1,660
—	—	—	64,059	—	—
—	—	—	—	—	307
—	—	—	666,408	—	—
61,188	854,475	137,536	—	—	28,161
17,462	17,122	6,949	10,854	30,411	16,395
7,088,400	27,493,105	16,551,048	15,876,922	252,974,428	3,052,001

5,410	—	—	—	—	—
133,426	289,673	4,150	15,762	482,385	113,978
—	—	—	15,636	—	—
—	—	—	—	2,206,843	—
—	—	—	—	—	1,770
4,922	20,086	10,475	12,162	161,980	—
984	4,017	2,095	2,432	32,396	—
206	901	470	545	7,270	91
601	4,183	295	841	3,812	140
541	1,913	600	1,114	8,751	203
316	1,069	557	647	8,645	108
56	270	114	172	2,246	22
37	164	85	99	1,320	17
7,629	25,385	9,835	31,673	224,657	3,014
154,128	347,661	28,676	81,083	3,140,305	119,343
$6,934,272	$27,145,444	$16,522,372	$15,795,839	$249,834,123	$2,932,658

$6,969,273	$177,604,909	$36,292,872	$15,670,670	$175,730,333	$24,580,714
(20,288)	(448,631)	(111,143)	(342,487)	(297,642)	(10,280)
(3,063,685)	(150,865,309)	(19,796,893)	341,464	12,636,017	(21,663,193)

2,987,784	—	—	—	63,972,258	—
—	—	—	—	—	(2,744)
61,188	854,475	137,536	—	(2,206,843)	28,161
—	—	—	126,192	—	—
$6,934,272	$27,145,444	$16,522,372	$15,795,839	$249,834,123	$2,932,658

$6,197,145	$26,114,129	$16,172,486	$14,793,386	$245,143,432	$2,572,474
737,127	1,031,315	349,886	1,002,453	4,690,691	360,184

137,277	628,425	1,046,170	531,900	3,982,227	275,838
17,230	27,747	24,006	40,071	91,148	42,427

$45.14	$41.55	$15.46	$27.81	$61.56	$9.33
42.78	37.17	14.57	25.02	51.46	8.49

See accompanying notes to the financial statements.

218 :: Statements of Assets and Liabilities :: July 31, 2018

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$1,783,000	$6,196,000	$1,689,000	$3,694,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	1,783,000	6,196,000	1,689,000	3,694,000
Total Investment Securities, at value	1,783,000	6,196,000	1,689,000	3,694,000
Cash	771	798	552	620
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances with custodian	—	—	—	958
Dividends and interest receivable	90	311	85	185
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	2,975	517,348	137,869	797
Due from Advisor under an expense limitation agreement	—	3,034	—	281
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	19,984	8,797	19,858	14,136
TOTAL ASSETS	1,806,820	6,726,288	1,847,364	3,710,977

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	64,540	115,646	1,958	79,348
Unrealized depreciation on swap agreements	97,952	10,074	24,034	17,621
Advisory fees payable	1,678	—	818	—
Management services fees payable	336	—	164	—
Administration fees payable	91	124	52	60
Distribution and services fees payable—Service Class	3	35	315	211
Transfer agency fees payable	132	178	130	160
Fund accounting fees payable	108	147	61	71
Compliance services fees payable	19	43	17	12
Service fees payable	17	22	9	11
Other accrued expenses	2,327	5,427	2,057	2,662
TOTAL LIABILITIES	167,203	131,696	29,615	100,156
NET ASSETS	$1,639,617	$6,594,592	$1,817,749	$3,610,821

NET ASSETS CONSIST OF:
Capital	$12,431,487	$19,079,559	$30,421,042	$32,486,101
Accumulated net investment income (loss)	(32,933)	(75,996)	(17,709)	(76,520)
Accumulated net realized gains (losses) on investments	(10,660,985)	(12,398,897)	(28,561,550)	(28,781,139)
Net unrealized appreciation (depreciation) on:
Investment securities	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	(97,952)	(10,074)	(24,034)	(17,621)
NET ASSETS	$1,639,617	$6,594,592	$1,817,749	$3,610,821

NET ASSETS:
Investor Class	$1,636,449	$6,552,495	$1,453,269	$3,455,789
Service Class	3,168	42,097	364,480	155,032

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	41,757	152,699	99,462	272,528
Service Class	85	987	27,619	12,589

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$39.19	$42.91	$14.61	$12.68
Service Class	37.27	42.65	13.20	12.31

See accompanying notes to the financial statements.

July 31, 2018 :: Statements of Assets and Liabilities :: 219

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund

$42,110,456	$22,559,639	$27,394,992	$86,155,047	$955,122	$24,964,212
11,876,996	30,333,564	33,139,839	78,346,099	1,001,479	4,055,489
32,081,000	116,000	—	27,785,000	383,000	20,993,000
43,957,996	30,449,564	33,139,839	106,131,099	1,384,479	25,048,489
—	74	—	864	786	238
330,165	—	—	—	—	—
159	—	—	729	95	—
4,535	2,839	18,551	9,948	23,874	27,681
22,239	3,303,384	50,953	—	430,718	—
1,641,799	11,666	250,285	234,787	133,890	1,526,824
—	—	—	—	—	—
106,407	—	—	—	33,870	—
75,690	—	—	—	—	—
34,032	27,833	21,420	32,246	13,240	16,785
46,173,022	33,795,360	33,481,048	106,409,673	2,020,952	26,620,017

11,182	—	13,594	—	—	—
—	105,616	126,506	—	—	—
69,324	3,332,546	123,834	1,073,448	26,374	7,316,666
—	—	—	2,695,262	—	399,705
30,122	26,160	34,665	67,258	172	8,668
6,024	5,232	6,933	13,452	34	2,601
1,352	1,174	1,009	3,019	59	583
2,062	1,518	410	5,030	71	1,874
2,473	2,174	1,851	4,741	134	2,148
2,347	1,591	1,470	3,661	73	691
350	319	218	708	21	149
246	213	183	548	11	106
51,043	24,057	20,588	79,516	2,900	15,837
176,525	3,500,600	331,261	3,946,643	29,849	7,749,028
$45,996,497	$30,294,760	$33,149,787	$102,463,030	$1,991,103	$18,870,989

$40,564,399	$23,548,668	$29,414,169	$77,884,734	$3,002,278	$24,544,757
(429,409)	(352,386)	(210,184)	(162,223)	(47,854)	60,500
3,957,318	(791,447)	(1,799,045)	7,459,729	(1,426,548)	(5,418,840)

1,847,540	7,889,925	5,744,847	19,976,052	429,357	84,277
(49,758)	—	—	—	—	—
106,407	—	—	(2,695,262)	33,870	(399,705)
$45,996,497	$30,294,760	$33,149,787	$102,463,030	$1,991,103	$18,870,989

$43,291,546	$28,543,291	$32,670,217	$96,682,600	$1,900,134	$14,497,425
2,704,951	1,751,469	479,570	5,780,430	90,969	4,373,564

476,800	286,479	331,646	758,452	89,095	278,066
35,291	21,152	5,723	53,643	4,494	90,947

$90.80	$99.63	$98.51	$127.47	$21.33	$52.14
76.65	82.80	83.80	107.76	20.24	48.09

See accompanying notes to the financial statements.

220 :: Statements of Assets and Liabilities :: July 31, 2018

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
ASSETS:
Total Investment Securities, at cost	$11,981,000	$139,018,453	$21,008,562	$26,054,300
Securities, at value	—	144,421,796	24,633,828	28,861,525
Repurchase agreements, at value	11,981,000	40,185,000	3,359,000	9,973,000
Total Investment Securities, at value	11,981,000	184,606,796	27,992,828	38,834,525
Cash	658	137	805	303
Segregated cash balances with brokers	43,120	1,108,800	—	328,790
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	601	103,633	60,599	19,883
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	234,632	25,523,080	1,119,373	303,427
Receivable from counterparties to swap agreements	—	—	—	—
Unrealized appreciation on swap agreements	16,049	—	—	—
Variation margin on futures contracts	—	124,200	—	32,635
Prepaid expenses	30,486	34,933	12,023	19,229
Receivable for tax reclaims	—	—	490	—
TOTAL ASSETS	12,306,546	211,501,579	29,186,118	39,538,792

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	19,518,791	—	—
Payable for capital shares redeemed	341,782	4,029,039	290,557	341,037
Unrealized depreciation on swap agreements	—	158,423	377,879	50,852
Variation margin on futures contracts	4,830	—	—	—
Advisory fees payable	4,938	103,362	19,223	23,993
Management services fees payable	988	20,672	3,845	4,798
Administration fees payable	298	4,645	861	1,079
Distribution and services fees payable—Service Class	1,275	1,434	1,108	1,303
Transfer agency fees payable	877	7,419	1,684	2,359
Fund accounting fees payable	354	5,813	1,049	1,298
Compliance services fees payable	79	1,051	326	315
Service fees payable	54	844	156	196
Other accrued expenses	9,122	106,740	29,679	43,801
TOTAL LIABILITIES	364,597	23,958,233	726,367	471,031
NET ASSETS	$11,941,949	$187,543,346	$28,459,751	$39,067,761

NET ASSETS CONSIST OF:
Capital	$138,016,988	$147,746,531	$31,421,798	$21,704,292
Accumulated net investment income (loss)	(26,303)	429,251	(487,423)	117,298
Accumulated net realized gains (losses) on investments	(126,054,554)	(6,440,199)	(9,081,011)	4,461,533
Net unrealized appreciation (depreciation) on:
Investment securities	—	45,588,343	6,984,266	12,780,225
Futures contracts	(10,231)	377,843	—	55,265
Swap agreements	16,049	(158,423)	(377,879)	(50,852)
NET ASSETS	$11,941,949	$187,543,346	$28,459,751	$39,067,761

NET ASSETS:
Investor Class	$8,335,364	$185,705,808	$27,453,308	$37,484,083
Service Class	3,606,585	1,837,538	1,006,443	1,583,678

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	365,482	2,954,766	1,543,254	285,436
Service Class	171,994	34,903	62,488	13,780

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$22.81	$62.85	$17.79	$131.32
Service Class	20.97	52.65	16.11	114.93

See accompanying notes to the financial statements.

July 31, 2018 :: Statements of Assets and Liabilities :: 221

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$15,676,056	$9,036,000	$18,724,000	$31,307,093	$67,495,680	$316,976,123
19,503,972	—	—	33,382,856	68,023,359	328,055,338
3,790,000	9,036,000	18,724,000	6,051,000	20,056,000	174,703,000
23,293,972	9,036,000	18,724,000	39,433,856	88,079,359	502,758,338
374	127	—	593	507	251
—	—	2,116,400	—	420,750	3,560,040
—	—	—	—	90	287
42,571	453	940	69,291	31,937	67,124
—	—	—	1,743,862	—	—
359,225	294,364	288,413	664,644	5,705,629	18,052,297
—	—	2,564	—	—	—
—	—	146	—	414,720	—
—	—	240,689	—	90,270	493,830
17,859	16,010	12,492	24,547	17,825	30,742
1,151	—	—	—	—	—
23,715,152	9,346,954	21,385,644	41,936,793	94,761,087	524,962,909

—	—	1,770	—	—	—
—	—	—	—	113,457	—
70,558	18,742	111,742	3,364,896	494,649	6,565,957
261,794	12,862	—	468,856	—	5,116,000
—	—	—	—	—	—
14,230	4,968	16,720	20,537	58,110	338,936
2,846	993	2,787	4,108	11,622	67,787
640	223	625	926	2,608	15,223
628	163	201	417	2,131	11,331
1,106	514	1,531	3,807	4,034	31,076
789	265	742	1,120	3,334	18,124
225	59	194	244	753	4,256
116	41	114	168	474	2,765
27,069	9,333	18,957	24,443	71,638	417,345
380,001	48,163	155,383	3,889,522	762,810	12,588,800
$23,335,151	$9,298,791	$21,230,261	$38,047,271	$93,998,277	$512,374,109

$45,563,144	$9,536,140	$22,118,376	$56,833,374	$64,899,543	$266,756,939
58,272	(146,673)	865,308	240,259	(65,844)	(789,987)
(29,642,387)	(77,814)	(2,004,128)	(26,684,269)	8,278,565	64,998,759

7,617,916	—	—	8,126,763	20,583,679	185,782,215
—	—	250,559	—	(112,386)	742,183
(261,794)	(12,862)	146	(468,856)	414,720	(5,116,000)
$23,335,151	$9,298,791	$21,230,261	$38,047,271	$93,998,277	$512,374,109

$22,712,618	$9,114,380	$20,992,895	$37,611,415	$91,843,851	$497,460,433
622,533	184,411	237,366	435,856	2,154,426	14,913,676

360,125	506,591	842,004	1,121,221	1,956,933	6,625,097
10,641	11,361	11,028	13,553	55,438	240,166

$63.07	$17.99	$24.93	$33.55	$46.93	$75.09
58.50	16.23	21.52	32.16	38.86	62.10

See accompanying notes to the financial statements.

222 :: Statements of Assets and Liabilities :: July 31, 2018

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
ASSETS:
Total Investment Securities, at cost	$2,496,000	$4,247,000	$2,973,000	$2,249,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	2,496,000	4,247,000	2,973,000	2,249,000
Total Investment Securities, at value	2,496,000	4,247,000	2,973,000	2,249,000
Cash	513	114	343	107
Segregated cash balances for futures contracts with brokers	—	21,560	—	—
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	125	213	149	113
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	12,433	34,497	111,596	195,862
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	66,482	13,653	55,362	2,528
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	9,057	17,443	14,903	14,434
TOTAL ASSETS	2,584,610	4,334,480	3,155,353	2,462,044

LIABILITIES:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	471,816	183,186	84,477	310,088
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	2,140	—	—
Advisory fees payable	1,711	2,171	1,718	918
Management services fees payable	342	434	344	184
Administration fees payable	71	131	107	76
Distribution and services fees payable—Service Class	58	238	96	25
Transfer agency fees payable	127	288	228	144
Fund accounting fees payable	84	155	127	90
Compliance services fees payable	19	35	26	23
Service fees payable	13	24	20	14
Other accrued expenses	2,378	4,200	2,853	1,904
TOTAL LIABILITIES	476,619	193,002	89,996	313,466
NET ASSETS	$2,107,991	$4,141,478	$3,065,357	$2,148,578

NET ASSETS CONSIST OF:
Capital	$11,515,812	$27,243,638	$25,938,507	$27,056,736
Accumulated net investment income (loss)	(26,228)	(57,253)	(44,246)	(42,094)
Accumulated net realized gains (losses) on investments	(9,448,075)	(23,055,607)	(22,884,266)	(24,868,592)
Net unrealized appreciation (depreciation) on:
Investment securities	—	—	—	—
Futures contracts	—	(2,953)	—	—
Swap agreements	66,482	13,653	55,362	2,528
NET ASSETS	$2,107,991	$4,141,478	$3,065,357	$2,148,578

NET ASSETS:
Investor Class	$2,038,351	$3,873,670	$2,957,519	$2,119,950
Service Class	69,640	267,808	107,838	28,628

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	49,955	216,132	160,616	164,233
Service Class	1,892	16,650	6,333	2,423

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$40.80	$17.92	$18.41	$12.91
Service Class	36.81	16.08	17.03	11.82

See accompanying notes to the financial statements.

July 31, 2018 :: Statements of Assets and Liabilities :: 223

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$688,000	$3,713,000	$1,015,000	$12,228,000	$14,325,000	$87,706,571
—	—	—	—	—	31,207,706
688,000	3,713,000	1,015,000	12,228,000	14,325,000	67,622,000
688,000	3,713,000	1,015,000	12,228,000	14,325,000	98,829,706
335	786	809	837	934	—
74,360	—	8,250	70,180	37,950	660,330
—	—	—	278	322	498
35	186	51	614	719	11,079
—	—	—	—	—	58,430
12,417	96,924	74,794	616,150	296,249	4,851,515
102	1,394	—	—	1,500	—
—	69,235	—	212,785	—	861,044
—	—	—	—	—	151,380
22,410	23,029	8,813	16,699	62,980	15,332
797,659	3,904,554	1,107,717	13,145,543	14,725,654	105,439,314

—	—	—	—	—	30,210
73,522	113,859	17,250	593,323	10,398,415	34,438,611
148	—	8,500	—	134,655	—
8,403	—	1,770	9,735	8,700	—
—	—	221	8,096	—	51,596
—	—	44	1,619	—	10,319
25	121	45	362	464	2,317
4	75	9	141	360	790
28	242	110	1,174	719	4,065
29	143	54	430	551	3,491
6	47	13	109	126	792
4	22	8	66	84	421
1,222	5,098	1,564	12,221	12,283	84,964
83,391	119,607	29,588	627,276	10,556,357	34,627,576
$714,268	$3,784,947	$1,078,129	$12,518,267	$4,169,297	$70,811,738

$15,155,563	$23,163,905	$13,243,636	$90,471,604	$76,269,772	$45,107,859
(26,114)	(91,170)	(22,662)	(13,005)	(126,592)	(352,955)
(14,412,201)	(19,357,023)	(12,136,434)	(78,138,026)	(71,834,839)	14,059,401

—	—	—	—	—	11,123,135
(2,832)	—	2,089	(15,091)	(4,389)	13,254
(148)	69,235	(8,500)	212,785	(134,655)	861,044
$714,268	$3,784,947	$1,078,129	$12,518,267	$4,169,297	$70,811,738

$709,438	$3,710,930	$1,067,319	$12,427,261	$4,058,130	$68,964,904
4,830	74,017	10,810	91,006	111,167	1,846,834

21,658	105,989	51,484	759,540	136,017	1,002,592
161	2,349	577	5,736	3,933	32,208

$32.76	$35.01	$20.73	$16.36	$29.84	$68.79
30.00	31.51	18.73	15.87	28.27	57.34

See accompanying notes to the financial statements.

224 :: Statements of Assets and Liabilities :: July 31, 2018

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$5,256,867
Securities, at value	6,624,016
Repurchase agreements, at value	2,087,000
Total Investment Securities, at value	8,711,016
Cash	647
Segregated cash balances with custodian	104
Dividends and interest receivable	2,029
Receivable for capital shares issued	71,573
Unrealized appreciation on swap agreements	103,869
Prepaid expenses	17,629
TOTAL ASSETS	8,906,867

LIABILITIES:
Payable for capital shares redeemed	43,070
Advisory fees payable	5,777
Management services fees payable	1,155
Administration fees payable	259
Distribution and services fees payable—Service Class	569
Transfer agency fees payable	556
Fund accounting fees payable	337
Compliance services fees payable	71
Service fees payable	47
Other accrued expenses	12,142
TOTAL LIABILITIES	63,983
NET ASSETS	$8,842,884

NET ASSETS CONSIST OF:
Capital	$10,060,341
Accumulated net investment income (loss)	(14,340)
Accumulated net realized gains (losses) on investments	(4,761,135)
Net unrealized appreciation (depreciation) on:
Investment securities	3,454,149
Swap agreements	103,869
NET ASSETS	$8,842,884

NET ASSETS:
Investor Class	$8,207,734
Service Class	635,150

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	179,847
Service Class	14,778

NET ASSET VALUE (offering and redemption price per share):
Investor Class	$45.64
Service Class	42.98

See accompanying notes to the financial statements.

Statements of Operations

226 :: Statements of Operations :: For the Periods Indicated

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$567,255	$339,726	$—	$3,105,803
Interest	121,643	88,128	231,653	914,483
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	688,898	427,854	231,653	4,020,286

EXPENSES:
Advisory fees	281,344	211,124	139,278	2,242,794
Management services fees	56,269	42,225	27,856	448,561
Administration fees	13,681	10,188	6,702	109,063
Distribution and services fees—Service Class	15,028	10,934	12,375	110,661
Transfer agency fees	18,502	12,789	10,234	123,475
Administrative services fees	101,645	79,686	41,183	826,656
Registration and filing fees	40,430	57,264	41,479	55,289
Custody fees	8,789	4,232	2,722	44,672
Fund accounting fees	15,591	11,587	7,399	121,444
Trustee fees	1,342	1,347	614	8,594
Compliance services fees	456	229	203	3,503
Service fees	2,462	1,841	1,214	19,788
Other fees	35,974	26,047	16,058	269,263
Recoupment of prior expenses reduced by the Advisor	—	12,500	—	—
Total Gross Expenses before reductions	591,513	481,993	307,317	4,383,763
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	591,513	481,993	307,317	4,383,763

NET INVESTMENT INCOME (LOSS)	97,385	(54,139)	(75,664)	(363,477)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(962,198)	581,239	—	26,690,406
Net realized gains (losses) on futures contracts	—	—	(488,900)	—
Net realized gains (losses) on swap agreements	557,775	(14,973)	(2,312,861)	4,469,147
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	1,500,984	(373,570)	—	(9,139,438)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	13,501	—
Change in net unrealized appreciation/depreciation on swap agreements	(95,700)	235,835	(87,166)	7,795,678
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,000,861	428,531	(2,875,426)	29,815,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,098,246	$374,392	$(2,951,090)	$29,452,316

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 227

Bull ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund
Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018

$869,885	$193,415	$555,632	$420,351	$—	$342,923
367,249	30,018	219,372	147	46,727	73,137
—	—	(30)	(29,435)	—	—
1,237,134	223,433	774,974	391,063	46,727	416,060

562,720	73,706	448,228	99,476	26,189	181,394
112,544	14,741	89,646	19,895	5,238	36,279
27,301	3,599	21,747	4,794	1,246	8,856
85,521	8,475	19,817	7,387	16,226	14,639
57,264	5,196	22,841	9,943	3,996	12,211
157,987	24,654	175,951	28,633	3,930	67,067
47,425	46,663	53,045	32,897	33,182	52,134
11,335	1,467	8,999	11,641	21,529	3,647
33,791	4,709	25,579	5,513	1,393	11,828
2,329	321	1,509	477	92	737
858	109	868	138	46	372
4,943	648	3,922	875	227	1,606
58,555	10,063	55,780	10,767	6,355	24,960
—	—	—	23,655	—	—
1,162,573	194,351	927,932	256,091	119,649	415,730
—	(6,000)	—	(16,029)	(41,268)	—
1,162,573	188,351	927,932	240,062	78,381	415,730

74,561	35,082	(152,958)	151,001	(31,654)	330

2,678,664	635,042	660,656	1,724,416	—	1,666,564
1,612,026	—	—	—	—	—
1,862,169	(276,329)	8,476,204	—	—	1,339,687
—	—	—	—	(305,397)	—
2,926,519	(893,999)	7,639,137	(1,082,624)	—	(313,528)
(114,944)	—	—	—	—	—
76,931	85,042	(754,030)	—	—	(66,536)
—	—	—	—	(100,272)	—
9,041,365	(450,244)	16,021,967	641,792	(405,669)	2,626,187
$9,115,926	$(415,162)	$15,869,009	$792,793	$(437,323)	$2,626,517

See accompanying notes to the financial statements.

228 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$404,163	$315,622	$252,556	$410,655
Interest	104,750	82,937	682,713	502
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	508,913	398,559	935,269	411,157

EXPENSES:
Advisory fees	260,222	197,591	1,455,539	221,561
Management services fees	52,045	39,518	291,109	44,312
Administration fees	12,585	9,633	70,008	10,713
Distribution and services fees—Service Class	22,986	8,790	101,699	26,423
Transfer agency fees	18,691	11,040	88,170	22,491
Administrative services fees	88,537	77,283	499,242	62,180
Registration and filing fees	54,070	52,071	46,972	54,758
Custody fees	5,144	3,982	28,994	6,466
Fund accounting fees	14,747	12,063	78,935	14,096
Trustee fees	882	874	4,528	793
Compliance services fees	254	285	3,227	377
Service fees	2,295	1,731	12,712	1,937
Other fees	31,850	24,648	176,633	23,448
Recoupment of prior expenses reduced by the Advisor	—	—	—	366
Total Gross Expenses before reductions	564,308	439,509	2,857,768	489,921
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	564,308	439,509	2,857,768	489,921

NET INVESTMENT INCOME (LOSS)	(55,395)	(40,950)	(1,922,499)	(78,764)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,281,757	1,376,615	3,153,537	1,769,341
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	801,196	1,138,481	52,301,301	—
Change in net unrealized appreciation/depreciation on investment securities	(1,027,653)	(359,028)	35,833,237	4,050,288
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	1,335,352	165,519	(12,645,062)	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,390,652	2,321,587	78,643,013	5,819,629
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,335,257	$2,280,637	$76,720,514	$5,740,865

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 229

Large-Cap Value ProFund	Mid-Cap ProFund	Mid-Cap Growth ProFund	Mid-Cap Value ProFund	Mobile Telecommunications UltraSector ProFund	Nasdaq-100 ProFund
Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018

$219,246	$367,919	$197,016	$116,557	$67,535	$506,073
426	232,698	330	590	15,573	532,511
—	(218)	(140)	(72)	—	—
219,672	600,399	197,206	117,075	83,108	1,038,584

68,080	342,806	129,865	53,843	34,125	635,605
13,616	68,561	25,973	10,769	6,825	136,201
3,366	16,636	6,347	2,718	1,717	32,748
15,002	9,910	10,434	6,036	1,503	62,095
10,479	17,778	11,830	7,077	2,688	61,145
12,945	140,795	38,655	13,302	11,851	206,809
28,852	46,482	32,077	35,125	34,938	74,302
2,636	6,922	3,238	1,978	753	13,689
6,313	21,224	8,801	5,110	1,929	37,181
324	1,520	460	222	135	2,492
122	506	314	107	56	1,234
610	3,014	1,146	492	311	5,928
8,852	37,777	13,396	8,156	5,585	103,018
12,130	—	22,450	—	—	—
183,327	713,931	304,986	144,935	102,416	1,372,447
(6,746)	—	—	(11,110)	(19,923)	—
176,581	713,931	304,986	133,825	82,493	1,372,447

43,091	(113,532)	(107,780)	(16,750)	615	(333,863)

1,940,223	3,566,801	687,037	1,379,682	1,009,996	128,631
—	511,398	—	—	—	2,207,744
—	929,700	—	—	(443,215)	5,364,850
(1,079,469)	(356,604)	933,232	(680,024)	(1,026,124)	10,065,354
—	(71,194)	—	—	—	78,143
—	153,793	—	—	199,592	50,590
860,754	4,733,894	1,620,269	699,658	(259,751)	17,895,312
$903,845	$4,620,362	$1,512,489	$682,908	$(259,136)	$17,561,449

See accompanying notes to the financial statements.

230 :: Statements of Operations :: For the Periods Indicated

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$573,392	$326,940	$168,818	$164,620
Interest	100,374	58,918	28,939	83,674
Foreign tax withholding	(215)	(395)	—	(14,020)
TOTAL INVESTMENT INCOME	673,551	385,463	197,757	234,274

EXPENSES:
Advisory fees	216,006	119,253	65,625	189,367
Management services fees	43,201	23,851	13,125	37,874
Administration fees	10,403	5,687	3,212	9,289
Distribution and services fees—Service Class	17,244	6,555	8,380	13,310
Transfer agency fees	17,897	7,817	4,665	20,331
Administrative services fees	68,163	41,444	22,781	50,545
Registration and filing fees	46,952	30,960	31,286	35,510
Custody fees	4,317	2,312	1,316	4,167
Fund accounting fees	12,058	6,493	3,702	10,563
Trustee fees	900	319	264	734
Compliance services fees	346	386	116	330
Service fees	1,876	1,022	583	1,683
Other fees	26,790	14,223	9,362	24,176
Total Gross Expenses before reductions	466,153	260,322	164,417	397,879
Expenses reduced and reimbursed by the Advisor	—	—	—	—
TOTAL NET EXPENSES	466,153	260,322	164,417	397,879
NET INVESTMENT INCOME (LOSS)	207,398	125,141	33,340	(163,605)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(184,583)	(1,034,443)	913,912	1,076,371
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	1,319,643	(669,016)	(141,520)	(1,232,169)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	2,025,075	369,886	(629,376)	(3,341,040)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	597,319	29,133	318,046	(965,085)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,757,454	(1,304,440)	461,062	(4,461,923)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,964,852	$(1,179,299)	$494,402	$(4,625,528)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 231

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018

$195,062	$—	$—	$—	$3,062,491	$—
28,360	427,423	123,700	225,500	860,219	42,514
—	—	—	—	—	—
223,422	427,423	123,700	225,500	3,922,710	42,514

69,524	247,046	68,317	136,789	1,955,463	23,825
13,905	49,409	13,663	27,358	391,095	4,765
3,417	12,098	3,333	6,640	94,576	1,169
7,007	23,722	4,507	27,095	45,111	1,144
6,152	18,377	4,324	12,005	93,005	2,011
22,482	81,131	24,748	41,776	745,344	7,317
45,226	41,205	29,334	37,464	59,161	30,753
1,403	5,178	1,438	27,261	39,894	476
4,650	13,460	3,727	7,404	105,556	1,302
249	902	214	457	7,571	90
99	422	151	238	3,617	37
623	2,195	605	1,209	17,097	212
10,038	24,217	8,008	30,331	233,805	4,786
184,775	519,362	162,369	356,027	3,791,295	77,887
(2,427)	—	—	—	—	(20,199)
182,348	519,362	162,369	356,027	3,791,295	57,688
41,074	(91,939)	(38,669)	(130,527)	131,415	(15,174)

495,342	—	—	—	(2,940,525)	—
—	—	—	—	—	(121,702)
(198,700)	(1,414,741)	(21,240)	—	34,903,159	(886,859)
—	—	—	(27,039)	—	—
(702,417)	—	—	—	38,590,852	—
—	—	—	—	—	(3,536)
18,681	1,178,360	212,114	—	(520,722)	(15,520)
—	—	—	933,120	—	—
(387,094)	(236,381)	190,874	906,081	70,032,764	(1,027,617)
$(346,020)	$(328,320)	$152,205	$775,554	$70,164,179	$(1,042,791)

See accompanying notes to the financial statements.

232 :: Statements of Operations :: For the Periods Indicated

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	34,626	74,223	26,604	30,330
TOTAL INVESTMENT INCOME	34,626	74,223	26,604	30,330

EXPENSES:
Advisory fees	19,944	44,503	14,248	18,210
Management services fees	3,989	8,901	2,850	3,642
Administration fees	979	2,228	697	908
Distribution and services fees—Service Class	1,648	4,660	3,347	4,156
Transfer agency fees	1,614	3,679	1,442	2,326
Administrative services fees	6,244	14,803	4,666	4,389
Registration and filing fees	31,337	41,901	31,891	31,162
Custody fees	405	913	285	360
Fund accounting fees	1,091	2,472	779	1,011
Trustee fees	83	170	53	78
Compliance services fees	32	79	24	22
Service fees	178	405	126	166
Other fees	3,687	6,910	2,944	4,057
Recoupment of prior expenses reduced by the Advisor	—	2,327	—	—
Total Gross Expenses before reductions	71,231	133,951	63,352	70,487
Expenses reduced and reimbursed by the Advisor	(22,248)	(23,670)	(26,191)	(21,198)
TOTAL NET EXPENSES	48,983	110,281	37,161	49,289

NET INVESTMENT INCOME (LOSS)	(14,357)	(36,058)	(10,557)	(18,959)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(18,683)
Net realized gains (losses) on swap agreements	(306,869)	320,761	(252,767)	(788,549)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	13,783
Change in net unrealized appreciation/depreciation on swap agreements	(44,919)	220,555	(18,570)	(45,747)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(351,788)	541,316	(271,337)	(839,196)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(366,145)	$505,258	$(281,894)	$(858,155)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 233

Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	U.S. Government Plus ProFund
Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018

$109,785	$204,528	$374,143	$783,749	$90,849	$—
403,565	334	597	278,522	8,797	381,386
513,350	204,862	374,740	1,062,271	99,646	381,386

309,684	176,156	182,475	613,666	20,265	110,225
61,937	35,231	36,495	122,734	4,053	33,067
14,836	8,741	8,774	29,669	1,052	8,261
10,305	17,126	5,210	42,249	917	36,252
28,647	17,132	15,330	39,881	1,919	25,704
96,611	52,677	58,058	216,365	6,898	29,619
49,344	35,997	41,226	61,854	31,146	57,641
6,389	4,402	5,252	13,238	428	3,417
24,847	12,234	12,893	33,995	1,207	9,188
1,119	591	578	2,317	85	667
612	420	318	1,054	42	272
2,692	1,578	1,583	5,363	191	1,502
50,028	20,016	19,820	76,643	4,048	17,282
6,750	30,000	43,612	—	—	—
663,801	412,301	431,624	1,259,028	72,251	333,097
—	—	—	—	(18,645)	—
663,801	412,301	431,624	1,259,028	53,606	333,097

(150,451)	(207,439)	(56,884)	(196,757)	46,040	48,289

758,630	1,514,498	1,220,842	2,635,554	101,734	(648,526)
296,653	—	—	—	—	7,574
5,136,505	—	—	10,195,048	40,395	282,937
895,350	3,300,807	2,145,391	7,627,834	(221,312)	(39,511)
(66,463)	—	—	—	—	—
251,601	—	—	(1,556,408)	(167,494)	(504,349)

7,272,276	4,815,305	3,366,233	18,902,028	(246,677)	(901,875)

$7,121,825	$4,607,866	$3,309,349	$18,705,271	$(200,637)	$(853,586)

See accompanying notes to the financial statements.

234 :: Statements of Operations :: For the Periods Indicated

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$—	$1,875,879	$587,400	$683,796
Interest	150,303	518,834	78,267	235,326
Foreign tax withholding	—	—	(52,342)	—
TOTAL INVESTMENT INCOME	150,303	2,394,713	613,325	919,122
EXPENSES:
Advisory fees	84,930	1,050,403	319,141	382,292
Management services fees	16,986	210,082	63,829	76,459
Administration fees	4,207	50,543	15,280	18,521
Distribution and services fees—Service Class	2,961	19,707	28,573	17,302
Transfer agency fees	8,242	81,064	31,680	32,461
Administrative services fees	24,948	317,448	87,187	120,927
Registration and filing fees	56,935	46,842	42,302	35,466
Custody fees	1,730	21,700	21,884	8,516
Fund accounting fees	4,680	59,771	17,300	20,770
Trustee fees	326	4,099	1,282	1,748
Compliance services fees	132	1,721	541	700
Service fees	764	9,136	2,767	3,338
Other fees	10,098	106,554	38,670	55,666
Recoupment of prior expenses reduced by the Advisor	—	—	—	14,352
Total Gross Expenses before reductions	216,939	1,979,070	670,436	788,518
Expenses reduced and reimbursed by the Advisor	(2,075)	—	—	—
TOTAL NET EXPENSES	214,864	1,979,070	670,436	788,518
NET INVESTMENT INCOME (LOSS)	(64,561)	415,643	(57,111)	130,604
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(292,701)	(1,062,010)	(948,942)
Net realized gains (losses) on futures contracts	(337,640)	1,417,485	—	1,514,539
Net realized gains (losses) on swap agreements	(4,854,164)	17,844,406	1,684,113	9,043,260
Change in net unrealized appreciation/depreciation on investment securities	—	12,016,952	1,770,351	3,364,184
Change in net unrealized appreciation/depreciation on futures contracts	4,985	134,394	—	(207,162)
Change in net unrealized appreciation/depreciation on swap agreements	(32,660)	127,651	(909,181)	(176,772)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,219,479)	31,248,187	1,483,273	12,589,107
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,284,040)	$31,663,830	$1,426,162	$12,719,711

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 235

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018

$856,710	$—	$—	$842,916	$1,076,743	$2,491,969
73,565	189,730	318,335	72,590	323,428	2,737,619
(99,316)	—	—	(81,862)	(616)	—
830,959	189,730	318,335	833,644	1,399,555	5,229,588

328,979	116,651	236,565	277,708	737,334	3,471,506
65,796	23,330	39,428	55,542	147,468	694,305
15,884	5,662	9,640	13,693	35,718	166,839
20,190	5,679	5,305	12,839	24,246	128,871
27,560	9,914	20,452	42,599	45,099	300,826
99,508	37,634	53,874	48,078	265,295	1,023,406
40,373	36,003	38,396	42,711	36,192	71,831
28,299	2,413	4,238	32,252	14,848	70,577
17,963	6,264	10,712	15,468	42,465	186,660
1,473	522	888	1,034	2,880	12,836
416	144	352	402	1,299	6,428
2,887	1,026	1,743	2,482	6,461	30,179
38,722	11,935	20,134	34,685	76,020	515,468
—	—	—	—	—	—
688,050	257,177	441,727	579,493	1,435,325	6,679,732
—	—	—	—	—	—
688,050	257,177	441,727	579,493	1,435,325	6,679,732
142,909	(67,447)	(123,392)	254,151	(35,770)	(1,450,144)

2,504,350	—	—	(881,659)	4,800,035	33,194
—	—	5,072,807	—	642,317	11,326,422
2,086,801	1,400,823	1,334	(1,199,421)	10,399,734	102,271,416
(1,889,754)	—	—	(1,835,477)	3,609,337	48,520,904
—	—	686,815	—	(177,283)	(481,007)
(1,122,556)	(141,785)	146	(958,702)	1,161,534	(2,368,689)
1,578,841	1,259,038	5,761,102	(4,875,259)	20,435,674	159,302,240
$1,721,750	$1,191,591	$5,637,710	$(4,621,108)	$20,399,904	$157,852,096

See accompanying notes to the financial statements.

236 :: Statements of Operations :: For the Periods Indicated

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	45,562	57,648	43,508	33,410
TOTAL INVESTMENT INCOME	45,562	57,648	43,508	33,410
EXPENSES:
Advisory fees	23,761	32,338	23,627	18,776
Management services fees	4,752	6,468	4,726	3,755
Administration fees	1,177	1,570	1,154	908
Distribution and services fees—Service Class	753	3,427	1,713	533
Transfer agency fees	3,358	2,827	3,010	1,266
Administrative services fees	4,711	9,778	5,726	6,561
Registration and filing fees	29,986	32,400	29,100	27,480
Custody fees	477	642	599	370
Fund accounting fees	1,318	1,749	1,280	1,010
Trustee fees	112	114	117	69
Compliance services fees	29	51	47	34
Service fees	214	285	207	165
Other fees	4,077	5,840	4,335	3,035
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	74,725	97,489	75,641	63,962
Expenses reduced and reimbursed by the Advisor	(17,579)	(17,314)	(17,853)	(17,365)
TOTAL NET EXPENSES	57,146	80,175	57,788	46,597
NET INVESTMENT INCOME (LOSS)	(11,584)	(22,527)	(14,280)	(13,187)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	(206,722)	—	—
Net realized gains (losses) on swap agreements	(289,342)	(1,507,957)	(1,289,734)	(299,912)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	37,324	—	—
Change in net unrealized appreciation/depreciation on swap agreements	109,520	50,887	119,230	20,250
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(179,822)	(1,626,468)	(1,170,504)	(279,662)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(191,406)	$(1,648,995)	$(1,184,784)	$(292,849)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 237

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018	Year Ended July 31, 2018

$—	$—	$—	$—	$—	$355,465
21,953	112,325	22,897	198,235	176,956	633,977
21,953	112,325	22,897	198,235	176,956	989,442

16,811	71,214	12,948	112,686	90,514	603,338
2,802	14,243	2,589	22,537	18,103	120,668
681	3,403	651	5,473	4,266	29,131
168	2,886	226	629	7,590	13,244
1,137	12,249	1,498	14,594	7,367	42,549
4,441	8,286	3,550	24,919	27,103	205,060
38,647	37,692	28,740	34,075	74,497	39,525
308	1,393	264	2,243	1,748	12,492
758	3,782	723	6,090	4,778	40,729
59	304	49	420	267	2,220
14	115	21	179	154	1,212
124	623	118	996	773	5,268
2,579	9,973	2,705	17,664	14,561	98,635
—	31,359	—	22,350	—	—
68,529	197,522	54,082	264,855	251,721	1,214,071
(35,113)	(25,621)	(23,127)	—	(32,177)	—
33,416	171,901	30,955	264,855	219,544	1,214,071
(11,463)	(59,576)	(8,058)	(66,620)	(42,588)	(224,629)

—	—	—	—	—	3,136,537
(2,179,715)	—	(21,233)	(245,747)	(240,517)	1,463,078
(1,352)	(2,793,029)	(529,717)	(7,376,631)	(9,582,885)	16,750,804
—	—	—	—	—	1,387,607
(30,840)	—	21	(17,127)	33,318	(226,808)
(148)	298,189	(30,959)	(6,168)	(227,380)	1,605,075
(2,212,055)	(2,494,840)	(581,888)	(7,645,673)	(10,017,464)	24,116,293
$(2,223,518)	$(2,554,416)	$(589,946)	$(7,712,293)	$(10,060,052)	$23,891,664

See accompanying notes to the financial statements.

238 :: Statements of Operations :: For the Periods Indicated

Utilities UltraSector ProFund
Year Ended July 31, 2018
INVESTMENT INCOME:
Dividends	$401,171
Interest	49,836
TOTAL INVESTMENT INCOME	451,007
EXPENSES:
Advisory fees	122,627
Management services fees	24,526
Administration fees	6,014
Distribution and services fees—Service Class	14,494
Transfer agency fees	9,467
Administrative services fees	41,043
Registration and filing fees	44,421
Custody fees	2,455
Fund accounting fees	7,023
Trustee fees	530
Compliance services fees	189
Service fees	1,095
Other fees	16,721
Total Gross Expenses before reductions	290,605
Expenses reduced and reimbursed by the Advisor	—
TOTAL NET EXPENSES	290,605
NET INVESTMENT INCOME (LOSS)	160,402
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	54,134
Net realized gains (losses) on swap agreements	(1,207,562)
Change in net unrealized appreciation/depreciation on investment securities	(1,224,740)
Change in net unrealized appreciation/depreciation on swap agreements	(436)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,378,604)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,218,202)

See accompanying notes to the financial statements.

Statements of

Changes in Net Assets

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$97,385	$(40,094)	$(54,139)	$43,615
Net realized gains (losses) on investments	(404,423)	4,290,874	566,266	3,742,201
Change in net unrealized appreciation/depreciation on investments	1,405,284	3,369,159	(137,735)	(1,987,130)
Change in net assets resulting from operations	1,098,246	7,619,939	374,392	1,798,686
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(50,022	)(a)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	(50,022)
Change in net assets resulting from capital transactions	724,389	3,935,859	(1,250,260)	(43,777,213)
Change in net assets	1,822,635	11,555,798	(875,868)	(42,028,549)
NET ASSETS:
Beginning of period	18,028,252	6,472,454	8,904,498	50,933,047
End of period	$19,850,887	$18,028,252	$8,028,630	$8,904,498
Accumulated net investment income (loss)	$96,342	$(26,741)	$(117,094)	$(112,977)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$214,776,956	$187,565,019	$156,332,311	$89,738,715
Distributions reinvested	—	—	—	49,204
Value of shares redeemed	(213,829,553)	(183,979,328)	(157,545,481)	(129,505,827)
Service Class
Proceeds from shares issued	2,942,214	14,436,995	2,714,066	1,096,293
Distributions reinvested	—	—	—	—
Value of shares redeemed	(3,165,228)	(14,086,827)	(2,751,156)	(5,155,598)
Change in net assets resulting from capital transactions	$724,389	$3,935,859	$(1,250,260)	$(43,777,213)
SHARE TRANSACTIONS:
Investor Class
Issued	4,084,859	4,724,213	2,164,684	1,578,781
Reinvested	—	—	—	877
Redeemed	(4,118,858)	(4,564,688)	(2,194,512)	(2,334,024)
Service Class
Issued	60,102	427,733	40,565	21,741
Reinvested	—	—	—	—
Redeemed	(66,789)	(420,166)	(42,603)	(106,463)
Change in shares	(40,686)	167,092	(31,866)	(839,088)

(a)         Subsequent to the issuance of the July 31, 2017 financial statements, $50,022 of the distribution was determined to be a return of capital.

(b)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Bear ProFund			Biotechnology UltraSector ProFund		Bull ProFund
Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017		July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$(75,664)	$(411,897)		$(363,477)	$(1,049,002)	$74,561	$(406,056)
(2,801,761)	(4,896,698)		31,159,553	47,258,352	6,152,859	8,015,081
(73,665)	287,516		(1,343,760)	(20,768,424)	2,888,506	3,296,058
(2,951,090)	(5,021,079)		29,452,316	25,440,926	9,115,926	10,905,083

—	—		—	—	—	—

—	—		(19,297,329)	—	—	—
—	—		(863,877)	—	—	—
—	—		(20,161,206)	—	—	—
(31,636,231)	24,347,874		(87,528,883)	(106,900,804)	(45,993,490)	14,677,442
(34,587,321)	19,326,795		(78,237,773)	(81,459,878)	(36,877,564)	25,582,525

48,036,648	28,709,853		333,658,779	415,118,657	88,627,951	63,045,426
$13,449,327	$48,036,648		$255,421,006	$333,658,779	$51,750,387	$88,627,951
$(11,663)	$(172,812)		$(72,063)	$(2,061,068)	$54,077	$(227,320)

$211,919,483	$349,611,246		$183,256,556	$224,225,776	$663,351,509	$553,899,612
—	—		18,864,529	—	—	—
(241,744,841)	(317,256,797)		(286,365,686)	(325,523,550)	(704,262,934)	(541,480,990)

4,903,936	6,886,857		6,432,308	11,381,693	43,412,694	22,490,284
—	—		857,927	—	—	—
(6,714,809)	(14,893,432)		(10,574,517)	(16,984,723)	(48,494,759)	(20,231,464)
$(31,636,231)	$24,347,874		$(87,528,883)	$(106,900,804)	$(45,993,490)	$14,677,442

6,378,011	8,994,728	(b)	2,761,972	3,969,619	5,481,641	5,327,214
—	—		296,705	—	—	—
(7,237,425)	(8,125,911	)(b)	(4,362,939)	(6,001,219)	(5,825,858)	(5,198,490)

162,673	186,837	(b)	117,863	243,780	424,566	252,489
—	—		16,849	—	—	—
(219,201)	(400,927	)(b)	(204,150)	(379,560)	(470,655)	(226,524)
(915,942)	654,727		(1,373,700)	(2,167,380)	(390,306)	154,689

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$35,082	$16,854	$(152,958)	$(145,932)
Net realized gains (losses) on investments	358,713	441,174	9,136,860	4,981,235
Change in net unrealized appreciation/depreciation on investments	(808,957)	(207,413)	6,885,107	1,978,235
Change in net assets resulting from operations	(415,162)	250,615	15,869,009	6,813,538
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(7,557)	—	—	—
Net realized gains on investments
Investor Class	(157,359)	—	(952,427)	—
Service Class	(17,278)	—	(29,840)	—
Change in net assets resulting from distributions	(182,194)	—	(982,267)	—
Change in net assets resulting from capital transactions	(22,645,512)	6,535,484	88,851,896	(14,125,886)
Change in net assets	(23,242,868)	6,786,099	103,738,638	(7,312,348)
NET ASSETS:
Beginning of period	29,262,882	22,476,783	33,259,240	40,571,588
End of period	$6,020,014	$29,262,882	$136,997,878	$33,259,240
Accumulated net investment income (loss)	$26,260	$(296)	$(114,607)	$(238,440)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$40,457,897	$63,895,304	$172,397,577	$133,552,814
Distributions reinvested	163,943	—	904,211	—
Value of shares redeemed	(62,954,817)	(54,683,973)	(87,969,540)	(147,889,186)
Service Class
Proceeds from shares issued	554,597	1,721,778	4,188,831	1,856,490
Distributions reinvested	17,278	—	29,839	—
Value of shares redeemed	(884,410)	(4,397,625)	(699,022)	(1,646,004)
Change in net assets resulting from capital transactions	$(22,645,512)	$6,535,484	$88,851,896	$(14,125,886)
SHARE TRANSACTIONS:
Investor Class
Issued	384,683	624,824	1,467,393	1,423,524
Reinvested	1,474	—	8,053	—
Redeemed	(599,908)	(547,787)	(768,524)	(1,566,195)
Service Class
Issued	5,764	18,890	40,219	21,373
Reinvested	170	—	302	—
Redeemed	(9,482)	(50,693)	(6,681)	(18,796)
Change in shares	(217,299)	45,234	740,762	(140,094)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Europe 30 ProFund		Falling U.S. Dollar ProFund		Financials UltraSector ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$151,001	$173,476	$(31,654)	$(55,373)	$330	$(25,245)
1,724,416	203,766	(305,397)	(298,351)	3,006,251	7,538,550
(1,082,624)	1,306,118	(100,272)	103,850	(380,064)	1,829,395
792,793	1,683,360	(437,323)	(249,874)	2,626,517	9,342,700

(220,663)	(318,494)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
(220,663)	(318,494)	—	—	—	—
(8,746,013)	6,256,766	(16,348)	(1,062,665)	(10,145,875)	(815,934)
(8,173,883)	7,621,632	(453,671)	(1,312,539)	(7,519,358)	8,526,766

11,610,098	3,988,466	2,452,640	3,765,179	17,568,565	9,041,799
$3,436,215	$11,610,098	$1,998,969	$2,452,640	$10,049,207	$17,568,565
$294,701	$364,363	$(49,577)	$(120,253)	$(152,092)	$(107,765)

$80,123,984	$129,235,588	$24,669,362	$13,019,427	$142,094,532	$174,478,058
220,086	317,143	—	—	—	—
(88,892,219)	(123,438,007)	(25,252,464)	(13,450,429)	(151,208,136)	(175,733,359)

7,791,613	3,309,941	43,696,954	27,066,908	3,105,539	3,392,763
—	—	—	—	—	—
(7,989,477)	(3,167,899)	(43,130,200)	(27,698,571)	(4,137,810)	(2,953,396)
$(8,746,013)	$6,256,766	$(16,348)	$(1,062,665)	$(10,145,875)	$(815,934)

5,659,161	9,967,068	1,380,341	758,721	6,539,095	10,234,310
15,521	26,763	—	—	—	—
(6,257,421)	(9,508,658)	(1,417,228)	(787,740)	(6,943,394)	(9,991,444)

515,598	232,530	2,677,848	1,654,567	161,891	215,903
—	—	—	—	—	—
(526,656)	(221,341)	(2,660,220)	(1,701,467)	(213,116)	(189,272)
(593,797)	496,362	(19,259)	(75,919)	(455,524)	269,497

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(55,395)	$(120,309)	$(40,950)	$(63,398)
Net realized gains (losses) on investments	4,082,953	2,781,946	2,515,096	2,601,673
Change in net unrealized appreciation/depreciation on investments	307,699	(2,563,893)	(193,509)	1,495,551
Change in net assets resulting from operations	4,335,257	97,744	2,280,637	4,033,826
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	(2,209,849)	—	(1,281,682)	—
Service Class	(243,279)	—	(42,515)	—
Change in net assets resulting from distributions	(2,453,128)	—	(1,324,197)	—
Change in net assets resulting from capital transactions	(22,919,695)	21,629,272	(20,632,027)	11,364,137
Change in net assets	(21,037,566)	21,727,016	(19,675,587)	15,397,963
NET ASSETS:
Beginning of period	62,587,122	40,860,106	28,036,180	12,638,217
End of period	$41,549,556	$62,587,122	$8,360,593	$28,036,180
Accumulated net investment income (loss)	$(26,595)	$(200,397)	$(18,768)	$(48,280)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$112,522,184	$162,035,170	$90,899,334	$125,209,708
Distributions reinvested	2,150,392	—	1,189,631	—
Value of shares redeemed	(137,197,754)	(139,600,844)	(112,236,378)	(113,952,990)
Service Class
Proceeds from shares issued	1,314,342	1,234,687	571,095	935,277
Distributions reinvested	222,747	—	42,513	—
Value of shares redeemed	(1,931,606)	(2,039,741)	(1,098,222)	(827,858)
Change in net assets resulting from capital transactions	$(22,919,695)	$21,629,272	$(20,632,027)	$11,364,137
SHARE TRANSACTIONS:
Investor Class
Issued	1,951,677	3,125,644	857,464	1,502,773
Reinvested	39,348	—	11,126	—
Redeemed	(2,410,889)	(2,795,574)	(1,080,877)	(1,378,539)
Service Class
Issued	26,753	27,534	6,087	12,483
Reinvested	4,822	—	448	—
Redeemed	(39,435)	(48,162)	(11,674)	(10,903)
Change in shares	(427,724)	309,442	(217,426)	125,814

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

Internet UltraSector ProFund		Large-Cap Growth ProFund		Large-Cap Value ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$(1,922,499)	$(1,154,491)	$(78,764)	$(27,092)	$43,091	$107,892
55,454,838	24,124,581	1,769,341	1,861,443	1,940,223	2,914,098
23,188,175	9,326,267	4,050,288	2,057,760	(1,079,469)	(177,824)
76,720,514	32,296,357	5,740,865	3,892,111	903,845	2,844,166

—	—	—	—	(100,821)	(73,235)

(14,299,687)	(129,105)	(304,461)	(285,213)	(50,703)	—
(937,987)	(8,591)	(44,436)	(43,458)	(7,541)	—
(15,237,674)	(137,696)	(348,897)	(328,671)	(159,065)	(73,235)
82,915,507	34,361,764	(7,392,255)	8,641,005	(3,888,235)	(7,477,685)
144,398,347	66,520,425	(2,000,287)	12,204,445	(3,143,455)	(4,706,754)

148,167,455	81,647,030	36,671,160	24,466,715	9,074,830	13,781,584
$292,565,802	$148,167,455	$34,670,873	$36,671,160	$5,931,375	$9,074,830
$(1,554,698)	$(924,622)	$(71,545)	$(22,807)	$21,195	$84,845

$332,598,331	$137,964,085	$142,039,898	$208,624,766	$73,353,778	$107,606,272
13,998,057	126,561	304,056	285,161	150,499	70,735
(268,881,728)	(106,843,135)	(146,708,331)	(202,666,094)	(75,751,537)	(114,857,476)

15,063,535	4,745,548	2,573,029	4,904,314	679,821	1,986,838
937,793	8,591	44,436	43,457	7,541	—
(10,800,481)	(1,639,886)	(5,645,343)	(2,550,599)	(2,328,337)	(2,284,054)
$82,915,507	$34,361,764	$(7,392,255)	$8,641,005	$(3,888,235)	$(7,477,685)

4,066,125	2,493,620	1,702,781	2,892,619	1,129,418	1,870,350
199,715	2,553	3,653	4,190	2,286	1,208
(3,431,292)	(2,037,553)	(1,763,679)	(2,814,704)	(1,164,082)	(1,970,276)

228,885	103,821	37,426	80,581	11,866	37,456
17,004	213	624	738	127	—
(181,521)	(37,966)	(80,594)	(41,512)	(40,006)	(42,174)
898,916	524,688	(99,789)	121,912	(60,391)	(103,436)

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Growth ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(113,532)	$(475,571)	$(107,780)	$(93,770)
Net realized gains (losses) on investments	5,007,899	33,722,286	687,037	2,117,304
Change in net unrealized appreciation/depreciation on investments	(274,005)	376,628	933,232	(1,251,666)
Change in net assets resulting from operations	4,620,362	33,623,343	1,512,489	771,868

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	(3,926,116)	—	—	—
Service Class	(85,658)	—	—	—
Change in net assets resulting from distributions	(4,011,774)	—	—	—
Change in net assets resulting from capital transactions	(28,530,012)	(42,002,117)	8,941,208	(14,638,751)
Change in net assets	(27,921,424)	(8,378,774)	10,453,697	(13,866,883)

NET ASSETS:
Beginning of period	48,637,425	57,016,199	10,391,107	24,257,990
End of period	$20,716,001	$48,637,425	$20,844,804	$10,391,107
Accumulated net investment income (loss)	$(119,562)	$(625,503)	$(203,879)	$(226,972)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$113,302,678	$708,695,873	$80,962,648	$34,778,892
Distributions reinvested	3,903,535	—	—	—
Value of shares redeemed	(145,548,043)	(750,515,698)	(71,532,065)	(48,760,198)
Service Class
Proceeds from shares issued	692,697	4,661,806	586,367	366,250
Distributions reinvested	85,658	—	—	—
Value of shares redeemed	(966,537)	(4,844,098)	(1,075,742)	(1,023,695)
Change in net assets resulting from capital transactions	$(28,530,012)	$(42,002,117)	$8,941,208	$(14,638,751)

SHARE TRANSACTIONS:
Investor Class
Issued	1,264,284	8,935,874	904,044	456,734
Reinvested	44,607	—	—	—
Redeemed	(1,636,469)	(9,112,009)	(802,458)	(650,495)
Service Class
Issued	9,147	64,805	7,768	5,588
Reinvested	1,158	—	—	—
Redeemed	(12,763)	(66,689)	(14,405)	(16,635)
Change in shares	(330,036)	(178,019)	94,949	(204,808)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

Mid-Cap Value ProFund		Mobile Telecommunications UltraSector ProFund		Nasdaq-100 ProFund
Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

$(16,750)	$(14,299)	$615	$(160,105)	$(333,863)	$(550,888)
1,379,682	5,497,382	566,781	589,863	7,701,225	9,205,170
(680,024)	(2,527,172)	(826,532)	(322,422)	10,194,087	7,345,911
682,908	2,955,911	(259,136)	107,336	17,561,449	16,000,193

—	(105,486)	—	—	—	—

(839,790)	(130,543)	—	—	(602,089)	—
(77,016)	(4,891)	—	—	(50,413)	—
(916,806)	(240,920)	—	—	(652,502)	—
291,737	(29,188,981)	(1,359,456)	868,563	(29,806,821)	31,504,199
57,839	(26,473,990)	(1,618,592)	975,899	(12,897,874)	47,504,392

8,235,161	34,709,151	7,420,844	6,444,945	104,091,156	56,586,764
$8,293,000	$8,235,161	$5,802,252	$7,420,844	$91,193,282	$104,091,156
$(111,761)	$(222,386)	$(127,286)	$(229,937)	$(212,716)	$(384,339)

$23,258,581	$82,299,130	$36,030,672	$78,422,012	$1,325,532,171	$1,332,928,350
835,965	235,799	—	—	591,119	—
(23,757,494)	(110,770,254)	(37,202,686)	(76,614,482)	(1,358,032,959)	(1,302,895,944)

83,783	259,412	7,286	4,474,606	33,834,116	15,245,032
76,974	4,890	—	—	50,366	—
(206,072)	(1,217,958)	(194,728)	(5,413,573)	(31,781,634)	(13,773,239)
$291,737	$(29,188,981)	$(1,359,456)	$868,563	$(29,806,821)	$31,504,199

303,175	1,122,994	533,498	1,111,335	20,344,134	25,749,795
11,136	3,072	—	—	9,200	—
(312,610)	(1,506,322)	(553,728)	(1,098,307)	(20,870,030)	(25,193,110)

1,291	4,091	116	81,559	625,321	346,660
1,226	74	—	—	943	—
(3,217)	(19,074)	(3,239)	(100,252)	(590,202)	(315,663)
1,001	(395,165)	(23,353)	(5,665)	(480,634)	587,682

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment, Services & Distribution UltraSector ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$207,398	$227,851	$125,141	$241,218
Net realized gains (losses) on investments	1,135,060	(1,643,297)	(1,703,459)	(1,856,947)
Change in net unrealized appreciation/depreciation on investments	2,622,394	700,579	399,019	(461,689)
Change in net assets resulting from operations	3,964,852	(714,867)	(1,179,299)	(2,077,418)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(211,425)	(201,131)	(243,865)	(14,512)
Service Class	—	—	(5,703)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(211,425)	(201,131)	(249,568)	(14,512)
Change in net assets resulting from capital transactions	18,896,957	(39,162,650)	(4,255,719)	3,887,838
Change in net assets	22,650,384	(40,078,648)	(5,684,586)	1,795,908
NET ASSETS:
Beginning of period	22,157,200	62,235,848	14,205,576	12,409,668
End of period	$44,807,584	$22,157,200	$8,520,990	$14,205,576
Accumulated net investment income (loss)	$93,713	$109,319	$113,814	$239,750
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$163,849,156	$172,443,120	$86,585,054	$92,382,828
Distributions reinvested	205,624	197,622	236,275	14,480
Value of shares redeemed	(144,402,831)	(210,704,537)	(90,947,809)	(88,880,310)
Service Class
Proceeds from shares issued	1,141,859	1,084,437	2,028,045	4,365,992
Distributions reinvested	—	—	5,606	—
Value of shares redeemed	(1,896,851)	(2,183,292)	(2,162,890)	(3,995,152)
Change in net assets resulting from capital transactions	$18,896,957	$(39,162,650)	$(4,255,719)	$3,887,838
SHARE TRANSACTIONS:
Investor Class
Issued	4,378,626	4,667,761	6,964,784	6,178,988
Reinvested	5,348	4,819	19,225	886
Redeemed	(3,968,188)	(5,746,176)	(7,426,933)	(5,991,243)
Service Class
Issued	34,905	35,182	179,020	303,560
Reinvested	—	—	504	—
Redeemed	(56,711)	(71,574)	(196,161)	(277,999)
Change in shares	393,980	(1,109,988)	(459,561)	214,192

(a)                   Subsequent to the issuance of the July 31, 2017 financial statements, $29,591 and $1,704 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

$33,340	$5,585	$(163,605)	$(332,814)	$41,074	$34,028
772,392	(513,854)	(155,798)	(13,224,035)	296,642	488,208
(311,330)	(959,917)	(4,306,125)	(11,595,152)	(683,736)	(8,304,533)
494,402	(1,468,186)	(4,625,528)	(25,152,001)	(346,020)	(7,782,297)

—	—	—	—	—	(381,879	)(a)
—	—	—	—	—	(21,990	)(a)

(441,843)	—	—	—	—	—
(41,346)	—	—	—	—	—
(483,189)	—	—	—	—	(403,869)
(2,577,731)	(4,069,257)	1,516,259	(2,027,343)	(4,128,707)	(50,814,045)
(2,566,518)	(5,537,443)	(3,109,269)	(27,179,344)	(4,474,727)	(59,000,211)

10,561,279	16,098,722	28,539,575	55,718,919	11,408,999	70,409,210
$7,994,761	$10,561,279	$25,430,306	$28,539,575	$6,934,272	$11,408,999
$76,418	$5,988	$(336,289)	$(546,369)	$(20,288)	$(362,993)

$24,254,046	$34,021,004	$207,770,406	$396,717,093	$69,990,951	$105,845,941
440,793	—	—	—	—	365,245
(27,125,405)	(37,666,713)	(206,260,327)	(400,325,429)	(74,152,813)	(152,407,194)

118,293	479,527	19,591,824	100,783,561	1,779,862	2,937,350
40,768	—	—	—	—	21,990
(306,226)	(903,075)	(19,585,644)	(99,202,568)	(1,746,707)	(7,577,377)
$(2,577,731)	$(4,069,257)	$1,516,259	$(2,027,343)	$(4,128,707)	$(50,814,045)

985,664	1,404,130	5,600,401	9,331,809	1,619,698	2,489,097
17,717	—	—	—	—	8,922
(1,104,301)	(1,586,933)	(5,544,979)	(9,449,375)	(1,727,964)	(3,613,875)

5,601	22,211	593,463	2,456,443	43,734	70,313
1,848	—	—	—	—	577
(14,183)	(41,772)	(587,416)	(2,470,433)	(43,070)	(178,290)
(107,654)	(202,364)	61,469	(131,556)	(107,602)	(1,223,256)

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund			Rising Rates Opportunity 10 ProFund
	Year Ended	Year Ended		Year Ended	Year Ended
	July 31, 2018	July 31, 2017		July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(91,939)	$(538,280)		$(38,669)	$(139,814)
Net realized gains (losses) on investments	(1,414,741)	10,085,375		(21,240)	618,097
Change in net unrealized appreciation/depreciation on investments	1,178,360	365,386		212,114	(139,227)
Change in net assets resulting from operations	(328,320)	9,912,481		152,205	339,056
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—		—	—
Net realized gains on investments
Investor Class	—	—		—	—
Service Class	—	—		—	—
Change in net assets resulting from distributions	—	—		—	—
Change in net assets resulting from capital transactions	(5,977,753)	(13,537,906)		7,206,979	(498,555)
Change in net assets	(6,306,073)	(3,625,425)		7,359,184	(159,499)
NET ASSETS:
Beginning of period	33,451,517	37,076,942		9,163,188	9,322,687
End of period	$27,145,444	$33,451,517		$16,522,372	$9,163,188
Accumulated net investment income (loss)	$(448,631)	$(1,058,180)		$(111,143)	$(241,728)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$221,273,108	$1,336,135,269		$22,818,518	$24,406,071
Distributions reinvested	—	—		—	—
Value of shares redeemed	(227,484,305)	(1,347,466,427)		(15,465,339)	(24,002,423)
Service Class
Proceeds from shares issued	102,546,723	159,954,610		1,478,766	377,001
Distributions reinvested	—	—		—	—
Value of shares redeemed	(102,313,279)	(162,161,358)		(1,624,966)	(1,279,204)
Change in net assets resulting from capital transactions	$(5,977,753)	$(13,537,906)		$7,206,979	$(498,555)
SHARE TRANSACTIONS:
Investor Class
Issued	5,373,538	33,514,814	(a)	1,482,061	1,608,531
Reinvested	—	—		—	—
Redeemed	(5,543,242)	(33,682,761	)(a)	(1,017,902)	(1,586,191)
Service Class
Issued	2,816,274	4,313,171	(a)	101,766	25,737
Reinvested	—	—		—	—
Redeemed	(2,802,428)	(4,365,174	)(a)	(111,994)	(89,218)
Change in shares	(155,858)	(219,950)		453,931	(41,141)

(a) As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$(130,527)	$(533,210)	$131,415	$(31,257)	$(15,174)	$(82,532)
(27,039)	1,686,288	31,962,634	26,114,567	(1,008,561)	(1,920,107)
933,120	(410,234)	38,070,130	20,671,905	(19,056)	144,103
775,554	742,844	70,164,179	46,755,215	(1,042,791)	(1,858,536)

—	—	(277,618)	(200,016)	—	—

—	—	(24,665,917)	(405,831)	—	—
—	—	(676,681)	(11,182)	—	—
—	—	(25,620,216)	(617,029)	—	—
(7,334,860)	(24,484,983)	24,173,432	115,962,021	1,390,214	(5,631,930)
(6,559,306)	(23,742,139)	68,717,395	162,100,207	347,423	(7,490,466)

22,355,145	46,097,284	181,116,728	19,016,521	2,585,235	10,075,701
$15,795,839	$22,355,145	$249,834,123	$181,116,728	$2,932,658	$2,585,235
$(342,487)	$(927,234)	$(297,642)	$(107,251)	$(10,280)	$(236,680)

$89,279,238	$111,717,914	$316,624,753	$289,875,202	$110,287,287	$400,297,817
—	—	24,662,920	599,645	—	—
(92,949,689)	(127,670,517)	(317,313,748)	(176,759,406)	(109,128,013)	(405,958,139)

57,242,060	46,108,078	9,246,763	15,185,254	2,639,678	530,845
—	—	673,233	11,111	—	—
(60,906,469)	(54,640,458)	(9,720,489)	(12,949,785)	(2,408,738)	(502,453)
$(7,334,860)	$(24,484,983)	$24,173,432	$115,962,021	$1,390,214	$(5,631,930)

3,280,110	3,847,355	5,240,168	7,354,458	10,394,264	28,800,149
—	—	418,646	14,765	—	—
(3,410,822)	(4,381,065)	(5,348,395)	(4,257,603)	(10,326,008)	(29,253,084)

2,378,886	1,793,246	180,036	463,748	304,305	38,815
—	—	13,595	317	—	—
(2,517,688)	(2,101,140)	(202,879)	(381,742)	(274,927)	(37,557)
(269,514)	(841,604)	301,171	3,193,943	97,634	(451,677)

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund			Short Precious Metals ProFund
	Year Ended	Year Ended		Year Ended	Year Ended
	July 31, 2018	July 31, 2017		July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,357)	$(39,376)		$(36,058)	$(113,231)
Net realized gains (losses) on investments	(306,869)	(188,870)		320,761	472,935
Change in net unrealized appreciation/depreciation on investments	(44,919)	(48,987)		220,555	674,300
Change in net assets resulting from operations	(366,145)	(277,233)		505,258	1,034,004
Change in net assets resulting from capital transactions	(624,009)	(298,159)		2,321,721	(16,797,515)
Change in net assets	(990,154)	(575,392)		2,826,979	(15,763,511)
NET ASSETS:
Beginning of period	2,629,771	3,205,163		3,767,613	19,531,124
End of period	$1,639,617	$2,629,771		$6,594,592	$3,767,613
Accumulated net investment income (loss)	$(32,933)	$(79,836)		$(75,996)	$(217,538)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$44,586,666	$52,695,066		$227,309,472	$303,053,284
Value of shares redeemed	(45,085,350)	(52,897,296)		(224,958,137)	(312,375,212)
Service Class
Proceeds from shares issued	2,013,244	8,329,493		13,905,965	24,136,428
Value of shares redeemed	(2,138,569)	(8,425,422)		(13,935,579)	(31,612,015)
Change in net assets resulting from capital transactions	$(624,009)	$(298,159)		$2,321,721	$(16,797,515)
SHARE TRANSACTIONS:
Investor Class
Issued	1,007,127	1,111,673	(a)	5,588,048	7,402,059	(a)
Redeemed	(1,016,789)	(1,118,583	)(a)	(5,520,445)	(7,653,588	)(a)
Service Class
Issued	42,030	182,281	(a)	348,581	605,647	(a)
Redeemed	(44,918)	(185,110	)(a)	(355,895)	(812,821	)(a)
Change in shares	(12,550)	(9,739)		60,289	(458,703)

(a)         As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 253

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$(10,557)	$(28,232)	$(18,959)	$(117,379)	$(150,451)	$(277,698)
(252,767)	77,774	(807,232)	(1,576,622)	6,191,788	4,098,164
(18,570)	2,696	(31,964)	104,976	1,080,488	(481,353)
(281,894)	52,238	(858,155)	(1,589,025)	7,121,825	3,339,113
1,318,346	(547,275)	2,569,266	(7,838,804)	9,520,156	(23,511,617)
1,036,452	(495,037)	1,711,111	(9,427,829)	16,641,981	(20,172,504)

781,297	1,276,334	1,899,710	11,327,539	29,354,516	49,527,020
$1,817,749	$781,297	$3,610,821	$1,899,710	$45,996,497	$29,354,516
$(17,709)	$(46,085)	$(76,520)	$(303,348)	$(429,409)	$(454,681)

$30,219,401	$43,171,128	$127,526,395	$196,083,621	$1,483,669,233	$1,093,864,844
(29,382,378)	(43,718,748)	(124,871,939)	(200,791,174)	(1,475,490,234)	(1,117,921,244)

3,960,786	762,860	20,940,324	25,087,535	19,483,391	32,411,834
(3,479,463)	(762,515)	(21,025,514)	(28,218,786)	(18,142,234)	(31,867,051)
$1,318,346	$(547,275)	$2,569,266	$(7,838,804)	$9,520,156	$(23,511,617)

1,947,458	2,585,860	8,862,492	11,747,808	17,683,405	14,857,044
(1,898,004)	(2,616,788)	(8,689,769)	(12,031,099)	(17,565,958)	(15,222,095)

271,189	51,789	1,528,347	1,520,171	270,542	514,965
(244,256)	(51,665)	(1,540,621)	(1,718,649)	(254,170)	(505,681)
76,387	(30,804)	160,449	(481,769)	133,819	(355,767)

See accompanying notes to the financial statements.

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap Growth ProFund		Small-Cap Value ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(207,439)	$(154,259)	$(56,884)	$(70,516)
Net realized gains (losses) on investments	1,514,498	1,066,599	1,220,842	3,742,630
Change in net unrealized appreciation/depreciation on investments	3,300,807	1,223,973	2,145,391	(14,130)
Change in net assets resulting from operations	4,607,866	2,136,313	3,309,349	3,657,984
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	7,466,544	(1,164,061)	16,070,484	(15,552,448)
Change in net assets	12,074,410	972,252	19,379,833	(11,894,464)
NET ASSETS:
Beginning of period	18,220,350	17,248,098	13,769,954	25,664,418
End of period	$30,294,760	$18,220,350	$33,149,787	$13,769,954
Accumulated net investment income (loss)	$(352,386)	$(238,420)	$(210,184)	$(111,678)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$173,669,154	$119,106,503	$149,525,529	$122,937,463
Distributions reinvested	—	—	—	—
Value of shares redeemed	(165,021,521)	(121,689,954)	(133,195,207)	(138,491,038)
Service Class
Proceeds from shares issued	8,983,281	5,728,564	527,173	757,807
Distributions reinvested	—	—	—	—
Value of shares redeemed	(10,164,370)	(4,309,174)	(787,011)	(756,680)
Change in net assets resulting from capital transactions	$7,466,544	$(1,164,061)	$16,070,484	$(15,552,448)
SHARE TRANSACTIONS:
Investor Class
Issued	1,886,432	1,564,031	1,630,841	1,551,444
Reinvested	—	—	—	—
Redeemed	(1,792,556)	(1,605,584)	(1,457,090)	(1,739,214)
Service Class
Issued	123,917	87,827	6,732	10,628
Reinvested	—	—	—	—
Redeemed	(141,832)	(65,718)	(10,213)	(10,861)
Change in shares	75,961	(19,444)	170,270	(188,003)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

Technology UltraSector ProFund		Telecommunications UltraSector ProFund		U.S. Government Plus ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$(196,757)	$(215,941)	$46,040	$151,683	$48,289	$(345,271)
12,830,602	9,105,129	142,129	(6,416,280)	(358,015)	(8,291,983)
6,071,426	6,375,033	(388,806)	(5,812,297)	(543,860)	(1,229,746)
18,705,271	15,264,221	(200,637)	(12,076,894)	(853,586)	(9,867,000)

—	—	(155,268)	—	(32,910)	—
—	—	(2,147)	—	(465)	—

(2,661,704)	—	—	—	—	—
(225,904)	—	—	—	—	—
(2,887,608)	—	(157,415)	—	(33,375)	—
6,788,588	53,260,800	(905,665)	(100,946,292)	(2,150,153)	(8,224,364)
22,606,251	68,525,021	(1,263,717)	(113,023,186)	(3,037,114)	(18,091,364)

79,856,779	11,331,758	3,254,820	116,278,006	21,908,103	39,999,467
$102,463,030	$79,856,779	$1,991,103	$3,254,820	$18,870,989	$21,908,103
$(162,223)	$(259,954)	$(47,854)	$66,446	$60,500	$(5,464)

$269,143,915	$206,263,633	$21,386,035	$67,985,183	$568,231,287	$1,995,347,927
2,499,597	—	145,745	—	29,665	—
(266,228,958)	(154,996,349)	(22,429,486)	(164,570,955)	(573,896,330)	(1,991,192,373)

10,642,361	6,985,902	53,603	2,656,232	127,446,644	175,032,996
225,851	—	2,147	—	465	—
(9,494,178)	(4,992,386)	(63,709)	(7,016,752)	(123,961,884)	(187,412,914)
$6,788,588	$53,260,800	$(905,665)	$(100,946,292)	$(2,150,153)	$(8,224,364)

2,347,197	2,625,324	948,091	2,632,902	10,587,595	35,497,801
22,362	—	5,874	—	601	—
(2,404,791)	(1,983,333)	(995,020)	(6,545,522)	(10,702,350)	(35,477,234)

109,295	97,057	2,544	109,109	2,574,719	3,384,597
2,375	—	91	—	10	—
(101,973)	(71,153)	(2,916)	(294,417)	(2,499,637)	(3,638,690)
(25,535)	667,895	(41,336)	(4,097,928)	(39,062)	(233,526)

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund			UltraBull ProFund
	Year Ended	Year Ended		Year Ended		Year Ended
	July 31, 2018	July 31, 2017		July 31, 2018		July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(64,561)	$(181,508)		$415,643		$48,522
Net realized gains (losses) on investments	(5,191,804)	(4,436,770)		18,969,190		20,016,668
Change in net unrealized appreciation/depreciation on investments	(27,675)	195,606		12,278,997		7,270,823
Change in net assets resulting from operations	(5,284,040)	(4,422,672)		31,663,830		27,336,013
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—		—		—
Service Class	—	—		—		—
Net realized gains on investments
Investor Class	—	—		—		—
Service Class	—	—		—		—
Change in net assets resulting from distributions	—	—		—		—
Change in net assets resulting from capital transactions	5,312,457	(2,495,380)		20,126,193		17,893,304
Change in net assets	28,417	(6,918,052)		51,790,023		45,229,317
NET ASSETS:
Beginning of period	11,913,532	18,831,584		135,753,323		90,524,006
End of period	$11,941,949	$11,913,532		$187,543,346		$135,753,323
Accumulated net investment income (loss)	$(26,303)	$(80,307)		$429,251		$46,625
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$209,564,483	$196,570,564		$2,041,743,888		$1,661,008,608
Distributions reinvested	—	—		—		—
Value of shares redeemed	(207,843,119)	(198,589,046)		(2,019,760,217)		(1,644,364,052)
Service Class
Proceeds from shares issued	6,088,448	4,625,818		13,674,077		12,212,932
Distributions reinvested	—	—		—		—
Value of shares redeemed	(2,497,355)	(5,102,716)		(15,531,555)		(10,964,184)
Change in net assets resulting from capital transactions	$5,312,457	$(2,495,380)		$20,126,193		$17,893,304
SHARE TRANSACTIONS:
Investor Class
Issued	7,939,430	5,276,181	(a)	36,367,790	(b)	39,463,641	(b)
Reinvested	—	—		—		—
Redeemed	(7,946,655)	(5,322,303	)(a)	(36,108,962	)(b)	(39,119,550	)(b)
Service Class
Issued	275,469	121,593	(a)	280,339	(b)	352,155	(b)
Reinvested	—	—		—		—
Redeemed	(110,476)	(135,295	)(a)	(323,808	)(b)	(319,566	)(b)
Change in shares	157,768	(59,824)		215,359		376,680

(a)         As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(b)         As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

(c)          As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

UltraChina ProFund		UltraDow 30 ProFund		UltraEmerging Markets ProFund
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017

$(57,111)	$(99,652)	$130,604	$10,499	$142,909	$(20,088)
622,103	2,375,368	9,608,857	4,756,322	4,591,151	4,576,472
861,170	3,571,110	2,980,250	3,346,094	(3,012,310)	7,589,609
1,426,162	5,846,826	12,719,711	8,112,915	1,721,750	12,145,993

(331,919)	—	(13,434)	—	(66,295)	—
(16,999)	—	—	—	—	—

—	—	(1,507,591)	—	—	—
—	—	(44,045)	—	—	—
(348,918)	—	(1,565,070)	—	(66,295)	—
(8,689,099)	21,981,608	(3,308,508)	3,642,041	(48,315,785)	42,498,018
(7,611,855)	27,828,434	7,846,133	11,754,956	(46,660,330)	54,644,011

36,071,606	8,243,172	31,221,628	19,466,672	69,995,481	15,351,470
$28,459,751	$36,071,606	$39,067,761	$31,221,628	$23,335,151	$69,995,481
$(487,423)	$(174,035)	$117,298	$128	$58,272	$(18,342)

$310,416,186	$155,460,897	$298,742,119	$235,821,791	$169,909,446	$174,879,815
311,476	—	1,500,897	—	63,130	—
(317,851,146)	(134,394,521)	(303,443,754)	(232,175,542)	(217,762,634)	(132,807,957)

7,927,460	6,117,338	2,424,495	4,199,511	7,152,875	4,288,188
16,986	—	42,785	—	—	—
(9,510,061)	(5,202,106)	(2,575,050)	(4,203,719)	(7,678,602)	(3,862,028)
$(8,689,099)	$21,981,608	$(3,308,508)	$3,642,041	$(48,315,785)	$42,498,018

16,231,514	13,148,510	2,428,051	2,713,207	2,494,125	3,634,450	(c)
16,746	—	11,854	—	957	—
(16,754,202)	(11,899,207)	(2,452,078)	(2,682,065)	(3,250,530)	(2,897,184	)(c)

464,552	569,326	22,684	56,251	112,178	98,175	(c)
1,003	—	384	—	—	—
(565,699)	(509,014)	(23,776)	(52,546)	(123,003)	(90,557	)(c)
(606,086)	1,309,615	(12,881)	34,847	(766,273)	744,884

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2018	July 31, 2017	July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(67,447)	$(116,153)	$(123,392)	$(367,587)
Net realized gains (losses) on investments	1,400,823	2,974,433	5,074,141	11,802,644
Change in net unrealized appreciation/depreciation on investments	(141,785)	(20,773)	686,961	(847,971)
Change in net assets resulting from operations	1,191,591	2,837,507	5,637,710	10,587,086
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(14,105,269)	12,010,613	(4,215,518)	(13,961,097)
Change in net assets	(12,913,678)	14,848,120	1,422,192	(3,374,011)
NET ASSETS:
Beginning of period	22,212,469	7,364,349	19,808,069	23,182,080
End of period	$9,298,791	$22,212,469	$21,230,261	$19,808,069
Accumulated net investment income (loss)	$(146,673)	$(165,875)	$865,308	$715,533
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$83,732,979	$85,247,560	$174,095,947	$137,178,833
Distributions reinvested	—	—	—	—
Value of shares redeemed	(96,580,447)	(74,300,529)	(178,205,277)	(149,903,673)
Service Class
Proceeds from shares issued	940,683	2,559,667	3,053,222	2,638,520
Distributions reinvested	—	—	—	—
Value of shares redeemed	(2,198,484)	(1,496,085)	(3,159,410)	(3,874,777)
Change in net assets resulting from capital transactions	$(14,105,269)	$12,010,613	$(4,215,518)	$(13,961,097)
SHARE TRANSACTIONS:
Investor Class
Issued	4,597,226	5,812,151	7,229,780	8,068,980
Reinvested	—	—	—	—
Redeemed	(5,310,194)	(5,155,723)	(7,377,689)	(8,702,365)
Service Class
Issued	57,736	181,756	144,068	186,446
Reinvested	—	—	—	—
Redeemed	(133,732)	(103,479)	(147,141)	(261,259)
Change in shares	(788,964)	734,705	(150,982)	(708,198)

(a)         As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

UltraLatin America ProFund		UltraMid-Cap ProFund				UltraNasdaq-100 ProFund
Year Ended	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
July 31, 2018	July 31, 2017	July 31, 2018		July 31, 2017		July 31, 2018		July 31, 2017

$254,151	$96,474		$(35,770)		$(280,442)		$(1,450,144)		$(1,571,161)
(2,081,080)	2,068,374	15,842,086		18,840,331		113,631,032		104,418,999
(2,794,179)	4,991,935	4,593,588		1,394,999		45,671,208		31,019,120
(4,621,108)	7,156,783	20,399,904		19,954,888		157,852,096		133,866,958

(70,434)	(72,224)	—		—		—		—

—	—	(7,149,206)		—		—		—
—	—	(179,502)		—		—		—
(70,434)	(72,224)	(7,328,708)		—		—		—
10,086,426	56,721	(20,760,464)		4,171,358		(35,771,401)		2,408,201
5,394,884	7,141,280	(7,689,268)		24,126,246		122,080,695		136,275,159

32,652,387	25,511,107	101,687,545		77,561,299		390,293,414		254,018,255
$38,047,271	$32,652,387	$93,998,277		$101,687,545		$512,374,109		$390,293,414
$240,259	$56,542		$(65,844)		$(298,977)		$(789,987)		$(1,034,507)

$251,108,077	$220,692,745	$358,426,892		$313,828,124		$3,122,352,560		$3,076,981,723
67,636	70,739	7,003,109		—		—		—
(241,635,359)	(219,930,472)	(385,137,521)		(311,328,754)		(3,157,566,780)		(3,073,291,370)

6,259,342	10,089,012	26,536,262		10,578,573		59,878,589		10,515,163
—	—	179,502		—		—		—
(5,713,270)	(10,865,303)	(27,768,708)		(8,906,585)		(60,435,770)		(11,797,315)
$10,086,426	$56,721		$(20,760,464)	$4,171,358			$(35,771,401)	$2,408,201

6,202,660	7,021,318	8,223,313	(a)	8,664,321	(a)	51,347,928	(a)	74,506,647	(a)
1,758	2,606	159,306	(a)	—		—		—
(5,982,896)	(7,045,476)	(8,856,646	)(a)	(8,611,518	)(a)	(52,000,504	)(a)	(74,362,098	)(a)

154,855	346,470	717,744	(a)	323,277	(a)	1,118,256	(a)	298,080	(a)
—	—	4,898	(a)	—		—		—
(153,410)	(369,229)	(756,811	)(a)	(274,281	)(a)	(1,135,208	)(a)	(337,194	)(a)
222,967	(44,311)	(508,196)		101,799		(669,528)		105,435

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund				UltraShort Dow 30 ProFund
	Year Ended		Year Ended		Year Ended	Year Ended
	July 31, 2018		July 31, 2017		July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(11,584)		$(34,683)		$(22,527)	$(68,350)
Net realized gains (losses) on investments	(289,342)		(1,291,290)		(1,714,679)	(1,809,732)
Change in net unrealized appreciation/depreciation on investments	109,520		(119,979)		88,211	(65,887)
Change in net assets resulting from operations	(191,406)		(1,445,952)		(1,648,995)	(1,943,969)
Change in net assets resulting from capital transactions	857,934		(723,377)		472,552	2,123,495
Change in net assets	666,528		(2,169,329)		(1,176,443)	179,526
NET ASSETS:
Beginning of period	1,441,463		3,610,792		5,317,921	5,138,395
End of period	$2,107,991		$1,441,463		$4,141,478	$5,317,921
Accumulated net investment income (loss)	$(26,228)		$(71,528)		$(57,253)	$(122,261)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$76,288,365		$27,506,477		$58,096,746	$50,723,759
Value of shares redeemed	(75,456,615)		(28,288,665)		(57,588,090)	(48,615,634)
Service Class
Proceeds from shares issued	770,351		6,389,352		149,930	116,305
Value of shares redeemed	(744,167)		(6,330,541)		(186,034)	(100,935)
Change in net assets resulting from capital transactions	$857,934		$(723,377)		$472,552	$2,123,495
SHARE TRANSACTIONS:
Investor Class
Issued	1,849,183	(a)	325,298	(a)	2,825,139	1,425,215	(b)
Redeemed	(1,824,874	)(a)	(330,863	)(a)	(2,795,920)	(1,352,130	)(b)
Service Class
Issued	22,644	(a)	100,178	(a)	7,531	3,838	(b)
Redeemed	(21,820	)(a)	(100,091	)(a)	(10,076)	(3,500	)(b)
Change in shares	25,133		(5,478)		26,674	73,423

(a) As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(b) As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(c) As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d) As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

UltraShort Emerging Markets ProFund			UltraShort International ProFund		UltraShort Japan ProFund
Year Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
July 31, 2018	July 31, 2017		July 31, 2018	July 31, 2017	July 31, 2018		July 31, 2017

$(14,280)	$(74,730)		$(13,187)	$(72,104)	$(11,463)		$(31,813)
(1,289,734)	(2,057,912)		(299,912)	(1,617,308)	(2,181,067)		(1,165,901)
119,230	(145,800)		20,250	156,756	(30,988)		(62,036)
(1,184,784)	(2,278,442)		(292,849)	(1,532,656)	(2,223,518)		(1,259,750)
1,916,208	(1,970,919)		(570,168)	(3,708,300)	1,641,409		(746,396)
731,424	(4,249,361)		(863,017)	(5,240,956)	(582,109)		(2,006,146)

2,333,933	6,583,294		3,011,595	8,252,551	1,296,377		3,302,523
$3,065,357	$2,333,933		$2,148,578	$3,011,595	$714,268		$1,296,377
$(44,246)	$(173,096)		$(42,094)	$(207,527)	$(26,114)		$(56,548)

$55,972,527	$39,774,354		$31,286,180	$23,287,850	$57,958,554		$42,754,128
(53,926,298)	(40,885,171)		(31,799,356)	(26,340,912)	(56,288,951)		(43,533,767)

573,558	363,017		325,832	56,056	192,786		66,360
(703,579)	(1,223,119)		(382,824)	(711,294)	(220,980)		(33,117)
$1,916,208	$(1,970,919)		$(570,168)	$(3,708,300)	$1,641,409		$(746,396)

3,051,738	1,249,452	(c)	2,361,896	1,218,764	1,463,803	(d)	725,361	(d)
(2,986,380)	(1,282,747	)(c)	(2,394,045)	(1,363,019)	(1,468,620	)(d)	(742,267	)(d)

35,437	12,400	(c)	24,027	3,026	5,323	(d)	1,337	(d)
(42,065)	(42,028	)(c)	(28,288)	(39,297)	(6,246	)(d)	(605	)(d)
58,730	(62,923)		(36,410)	(180,526)	(5,740)		(16,174)

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund				UltraShort Mid-Cap ProFund
	Year Ended		Year Ended		Year Ended	Year Ended
	July 31, 2018		July 31, 2017		July 31, 2018	July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(59,576)		$(73,358)		$(8,058)	$(29,224)
Net realized gains (losses) on investments	(2,793,029)		(2,980,912)		(550,950)	(751,883)
Change in net unrealized appreciation/depreciation on investments	298,189		(129,476)		(30,938)	50,682
Change in net assets resulting from operations	(2,554,416)		(3,183,746)		(589,946)	(730,425)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—		—		—	—
Service Class	—		—		—	—
Change in net assets resulting from distributions	—		—		—	—
Change in net assets resulting from capital transactions	(5,117,364)		8,288,879		(15,706)	669,594
Change in net assets	(7,671,780)		5,105,133		(605,652)	(60,831)
NET ASSETS:
Beginning of period	11,456,727		6,351,594		1,683,781	1,744,612
End of period	$3,784,947		$11,456,727		$1,078,129	$1,683,781
Accumulated net investment income (loss)	$(91,170)		$(176,448)		$(22,662)	$(59,309)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$94,936,629		$127,909,172		$30,561,029	$50,873,815
Distributions reinvested	—		—		—	—
Value of shares redeemed	(93,268,267)		(126,343,144)		(30,582,457)	(50,213,028)
Service Class
Proceeds from shares issued	951,071		23,110,256		78,635	258,898
Distributions reinvested	—		—		—	—
Value of shares redeemed	(7,736,797)		(16,387,405)		(72,913)	(250,091)
Change in net assets resulting from capital transactions	$(5,117,364)		$8,288,879		$(15,706)	$669,594
SHARE TRANSACTIONS:
Investor Class
Issued	2,863,066	(a)	2,350,601	(a)	1,279,620	1,551,293	(b)
Reinvested	—		—		—	—
Redeemed	(2,868,877	)(a)	(2,318,609	)(a)	(1,288,269)	(1,536,917	)(b)
Service Class
Issued	28,613	(a)	493,466	(a)	3,743	8,942	(b)
Reinvested	—		—		—	—
Redeemed	(217,797	)(a)	(308,376	)(a)	(3,707)	(8,624	)(b)
Change in shares	(194,995)		217,082		(8,613)	14,694

(a) As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(b) As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(c) As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d) As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

UltraShort Nasdaq-100 ProFund			UltraShort Small-Cap ProFund				UltraSmall-Cap ProFund
Year Ended	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
July 31, 2018	July 31, 2017		July 31, 2018		July 31, 2017		July 31, 2018	July 31, 2017

$(66,620)	$(172,452)		$(42,588)		$(153,794)		$(224,629)	$(548,885)
(7,622,378)	(6,619,825)		(9,823,402)		(1,968,501)		21,350,419	21,821,363
(23,295)	424,560		(194,062)		146,658		2,765,874	1,539,774
(7,712,293)	(6,367,717)		(10,060,052)		(1,975,637)		23,891,664	22,812,252

—	—		—		—		(729,042)	—
—	—		—		—		(21,514)	—
—	—		—		—		(750,556)	—
1,934,715	12,220,041		5,399,544		454,661		(43,103,272)	7,387,825
(5,777,578)	5,852,324		(4,660,508)		(1,520,976)		(19,962,164)	30,200,077

18,295,845	12,443,521		8,829,805		10,350,781		90,773,902	60,573,825
$12,518,267	$18,295,845		$4,169,297		$8,829,805		$70,811,738	$90,773,902
$(13,005)	$(93,136)		$(126,592)		$(280,063)		$(352,955)	$(970,587)

$188,607,768	$319,264,790		$224,167,032		$334,385,420		$1,966,461,974	$2,004,820,972
—	—		—		—		722,616	—
(186,650,802)	(307,118,437)		(219,281,449)		(332,654,589)		(2,011,044,865)	(1,997,576,152)

1,360,449	880,370		28,940,721		36,249,208		31,157,877	49,593,605
—	—		—		—		21,514	—
(1,382,700)	(806,682)		(28,426,760)		(37,525,378)		(30,422,388)	(49,450,600)
$1,934,715	$12,220,041		$5,399,544		$454,661		$(43,103,272)	$7,387,825

8,995,523	8,477,535	(c)	5,960,751	(d)	6,271,940	(d)	32,805,953	43,424,460
—	—		—		—		12,038	—
(8,916,724)	(8,079,807	)(c)	(6,020,724	)(d)	(6,205,526	)(d)	(33,539,396)	(43,237,991)

73,301	27,532	(c)	842,968	(d)	762,557	(d)	667,049	1,346,825
—	—		—		—		427	—
(72,378)	(24,624	)(c)	(844,727	)(d)	(784,622	)(d)	(651,600)	(1,345,234)
79,722	400,636		(61,732)		44,349		(705,529)	188,060

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Year Ended July 31, 2018	Year Ended July 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$160,402	$261,369
Net realized gains (losses) on investments	(1,153,428)	(2,272,929)
Change in net unrealized appreciation/depreciation on investments	(1,225,176)	92,932
Change in net assets resulting from operations	(2,218,202)	(1,918,628)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(146,932)	(150,805)
Service Class	(72,703)	—
Change in net assets resulting from distributions	(219,635)	(150,805)
Change in net assets resulting from capital transactions	(6,145,318)	(54,874,591)
Change in net assets	(8,583,155)	(56,944,024)
NET ASSETS:
Beginning of period	17,426,039	74,370,063
End of period	$8,842,884	$17,426,039
Accumulated net investment income (loss)	$(14,340)	$44,893
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$93,295,500	$105,917,764
Distributions reinvested	143,931	149,183
Value of shares redeemed	(100,579,907)	(158,704,365)
Service Class
Proceeds from shares issued	20,286,171	2,969,403
Distributions reinvested	72,692	—
Value of shares redeemed	(19,363,705)	(5,206,576)
Change in net assets resulting from capital transactions	$(6,145,318)	$(54,874,591)
SHARE TRANSACTIONS:
Investor Class
Issued	2,073,799	2,565,948
Reinvested	3,214	3,806
Redeemed	(2,269,438)	(3,866,411)
Service Class
Issued	477,764	75,079
Reinvested	1,714	—
Redeemed	(480,388)	(135,751)
Change in shares	(193,335)	(1,357,329)

See accompanying notes to the financial statements.

Financial Highlights

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—		—
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	—		—
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	—		—
Service Class
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—		—
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	—		—
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	—		—
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(c)	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—		—
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	—		—
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	—		—
Service Class
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—		—
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	—		—
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$54.83	22.39%	1.54%	1.54%	0.30%	$18,887	293%
$44.79	63.38%	1.55%	1.55%	(0.06)%	$16,953	252%
$27.42	(21.41)%	1.76%	1.72%	(0.09)%	$6,004	186%
$34.89	23.33%	1.76%	1.76%	(0.44)%	$56,794	91%
$28.29	8.35%	1.75%	1.75%	(0.44)%	$11,492	173%

$50.85	21.22%	2.54%	2.54%	(0.70)%	$964	293%
$41.95	61.66%	2.55%	2.55%	(1.06)%	$1,076	252%
$25.94	(22.21)%	2.76%	2.72%	(1.09)%	$469	186%
$33.36	22.11%	2.76%	2.76%	(1.44)%	$6,112	91%
$27.32	7.31%	2.75%	2.75%	(1.44)%	$559	173%

$74.26	16.65%	1.67%	1.67%	(0.15)%	$7,427	460%
$63.66	21.68%	1.67%	1.61%	0.23%	$8,266	179%
$52.40	9.60%	1.58%	1.58%	(0.02)%	$46,334	163%
$47.81	(17.41)%	1.81%	1.81%	(0.25)%	$9,500	85%
$57.89	32.17%	1.74%	1.74%	(0.41)%	$23,921	110%

$66.85	15.49%	2.67%	2.67%	(1.15)%	$601	460%
$57.88	20.50%	2.66%	2.60%	(0.76)%	$639	179%
$48.03	8.54%	2.58%	2.58%	(1.02)%	$4,599	163%
$44.26	(18.23)%	2.81%	2.81%	(1.25)%	$2,641	85%
$54.13	30.87%	2.74%	2.74%	(1.41)%	$2,940	110%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—
Year Ended July 31, 2017(c)	$41.56	(0.41)	(5.69)	(6.10)	—	—
Year Ended July 31, 2016(c)	$45.82	(0.60)	(3.66)	(4.26)	—	—
Year Ended July 31, 2015(c)	$52.42	(0.75)	(5.85)	(6.60)	—	—
Year Ended July 31, 2014(c)	$62.88	(0.95)	(9.51)	(10.46)	—	—
Service Class
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—
Year Ended July 31, 2017(c)	$39.62	(0.79)	(5.37)	(6.16)	—	—
Year Ended July 31, 2016(c)	$44.10	(1.05)	(3.43)	(4.48)	—	—
Year Ended July 31, 2015(c)	$50.98	(1.25)	(5.63)	(6.88)	—	—
Year Ended July 31, 2014(c)	$61.77	(1.55)	(9.24)	(10.79)	—	—
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94	29.25	(6.61)	(6.61)
Year Ended July 31, 2014(d)	$44.22	(0.54)	17.05	16.51	(5.53)	(5.53)
Service Class
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46	24.19	(6.61)	(6.61)
Year Ended July 31, 2014(d)	$38.94	(0.97)	14.87	13.90	(5.53)	(5.53)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$30.45	(14.13)%	1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%	1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%	1.54%	1.54%	(1.37)%	$17,069	—
$45.82	(12.60)%	1.62%	1.62%	(1.59)%	$45,711	—
$52.42	(16.69)%	1.72%	1.72%	(1.71)%	$18,555	—

$28.44	(15.00)%	2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%	2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%	2.54%	2.54%	(2.37)%	$11,641	—
$44.10	(13.53)%	2.62%	2.62%	(2.59)%	$7,289	—
$50.98	(17.41)%	2.72%	2.72%	(2.71)%	$7,022	—

$66.16	10.94%	1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%	1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%	1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%	1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%	1.57%	1.57%	(1.09)%	$444,366	47%

$52.66	9.83%	2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%	2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%	2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%	2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%	2.57%	2.57%	(2.09)%	$19,830	47%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d)         As described in Note 9, share amounts have been adjusted for 4:1 share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2018	$112.94	0.25	15.79	16.04	—		—	—
Year Ended July 31, 2017	$99.34	(0.45)	14.05	13.60	—		—	—
Year Ended July 31, 2016	$95.88	(0.28)	3.74	3.46	—		—	—
Year Ended July 31, 2015	$87.77	(0.31)	8.42	8.11	—		—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68	11.21	—		—	—
Service Class
Year Ended July 31, 2018	$95.41	(0.76)	13.23	12.47	—		—	—
Year Ended July 31, 2017	$84.76	(1.34)	11.99	10.65	—		—	—
Year Ended July 31, 2016	$82.62	(1.08)	3.22	2.14	—		—	—
Year Ended July 31, 2015	$76.39	(1.12)	7.35	6.23	—		—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26	9.07	—		—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$106.08	0.46	(2.30)	(1.84)	(0.08)		(1.76)	(1.84)
Year Ended July 31, 2017	$98.42	0.19	7.47	7.66	—		—	—
Year Ended July 31, 2016	$87.62	(0.13)	11.37	11.24	(0.44	)(c)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00	15.54	—		(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54	6.41	—		—	—
Service Class
Year Ended July 31, 2018	$97.24	(0.49)	(2.11)	(2.60)	—		(1.76)	(1.76)
Year Ended July 31, 2017	$91.12	(0.70)	6.82	6.12	—		—	—
Year Ended July 31, 2016	$81.54	(0.96)	10.54	9.58	—		—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02	13.79	—		(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23	5.42	—		—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$128.98	14.20%	1.44%	1.44%	0.21%	$47,074	26%
$112.94	13.68%	1.58%	1.58%	(0.44)%	$80,095	4%
$99.34	3.61%	1.58%	1.58%	(0.31)%	$57,666	368%
$95.88	9.26%	1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%	1.58%	1.58%	(0.57)%	$104,942	78%

$107.88	13.08%	2.43%	2.43%	(0.78)%	$4,676	26%
$95.41	12.55%	2.58%	2.58%	(1.44)%	$8,533	4%
$84.76	2.60%	2.58%	2.58%	(1.31)%	$5,380	368%
$82.62	8.16%	2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%	2.58%	2.58%	(1.57)%	$10,987	78%

$102.40	(1.87)%	1.89%	1.83%	0.44%	$5,321	155%
$106.08	7.77%	1.76%	1.76%	0.19%	$28,186	199%
$98.42	12.89%	1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%	1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%	1.97%	1.78%	(0.19)%	$7,692	327%

$92.88	(2.85)%	2.89%	2.83%	(0.56)%	$699	155%
$97.24	6.72%	2.76%	2.76%	(0.81)%	$1,077	199%
$91.12	11.76%	2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%	2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%	2.97%	2.78%	(1.19)%	$1,869	327%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$103.20	(0.26)	28.73	28.47	—	(2.26)	(2.26)
Year Ended July 31, 2017	$87.67	(0.30)	15.83	15.53	—	—	—
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	—	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	—	(1.42)	(1.42)
Service Class
Year Ended July 31, 2018	$91.41	(1.29)	25.32	24.03	—	(2.26)	(2.26)
Year Ended July 31, 2017	$78.44	(1.14)	14.11	12.97	—	—	—
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	—	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	—	(1.42)	(1.42)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	—	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	—	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	—	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	—	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	—	(0.13)
Service Class
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	—	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	—	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	—	(0.02)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$129.41	27.92%		1.52%	1.52%	(0.22)%	$131,835	35%
$103.20	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%
$87.67	(2.10)%		1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%		1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%		1.73%	1.73%	(0.82)%	$24,348	57%

$113.18	26.64%		2.52%	2.52%	(1.22)%	$5,163	35%
$91.41	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%
$78.44	(3.06)%		2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%		2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%		2.73%	2.73%	(1.82)%	$2,284	57%

$14.58	5.30	%(c)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%		1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%		1.79%	1.75%	3.94%	$23,050	485%

$15.32	4.14	%(c)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%		2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%		2.79%	2.75%	2.94%	$3,755	485%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

270  :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)	$17.03
Year Ended July 31, 2017	$17.76	(0.22)	0.23 (c)	0.01	$17.77
Year Ended July 31, 2016	$17.83	(0.28)	0.21	(0.07)	$17.76
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)	(3.91)	$17.83
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	$21.74
Service Class
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)	$15.93
Year Ended July 31, 2017	$16.92	(0.38)	0.24 (c)	(0.14)	$16.78
Year Ended July 31, 2016	$17.16	(0.45)	0.21	(0.24)	$16.92
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)	(3.98)	$17.16
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	$21.14
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	$23.18
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25	$19.90
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)	$14.65
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70	$15.63
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	$12.93
Service Class
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	$19.91
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44	$17.27
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)	$12.83
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27	$13.83
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	$11.56

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(4.16)%	2.96%	1.78%	(0.44)%	$1,255	—
0.06%	3.38%	1.78%	(1.33)%	$1,965	—
(0.39)%	2.43%	1.78%	(1.60)%	$2,480	—
(17.99)%	2.48%	1.78%	(1.75)%	$2,829	—
(1.36)%	2.46%	1.78%	(1.76)%	$3,940	—

(5.07)%	3.96%	2.78%	(1.44)%	$744	—
(0.89)%	4.38%	2.78%	(2.33)%	$487	—
(1.34)%	3.43%	2.78%	(2.60)%	$1,285	—
(18.83)%	3.48%	2.78%	(2.75)%	$1,798	—
(2.36)%	3.46%	2.78%	(2.76)%	$1,684	—

16.48%	1.66%	1.66%	0.06%	$9,238	360%
35.84%	1.68%	1.68%	(0.03)%	$15,981	211%
(6.27)%	1.76%	1.76%	(0.14)%	$8,204	275%
20.88%	1.77%	1.74%	(0.46)%	$58,917	190%
14.32%	1.87%	1.78%	(0.49)%	$8,107	124%

15.34%	2.66%	2.66%	(0.94)%	$811	360%
34.61%	2.68%	2.68%	(1.03)%	$1,588	211%
(7.23)%	2.76%	2.76%	(1.14)%	$838	275%
19.64%	2.77%	2.74%	(1.46)%	$5,606	190%
13.22%	2.87%	2.78%	(1.49)%	$1,486	124%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	(5.81)	(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80	16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85	8.63	—	—
Service Class
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	(5.81)	(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94	14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96	7.43	—	—
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$95.83	(0.13)	19.18	19.05	(4.29)	(4.29)
Year Ended July 31, 2017	$75.68	(0.17)	20.32	20.15	—	—
Year Ended July 31, 2016	$68.48	(0.23)	7.83	7.60	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03	10.74	—	—
Service Class
Year Ended July 31, 2018	$85.77	(1.06)	17.08	16.02	(4.29)	(4.29)
Year Ended July 31, 2017	$68.41	(0.94)	18.30	17.36	—	—
Year Ended July 31, 2016	$62.55	(0.84)	7.10	6.26	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30	9.43	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$60.66	19.30%	1.56%	1.56%		(0.09)%	$39,320	151%
$56.25	10.25%	1.58%	1.58%		(0.27)%	$60,081	215%
$51.01	(6.09)%	1.53%	1.53%		(0.26)%	$37,647	7%
$54.33	43.08%	1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%	1.74%	1.74%		(0.66)%	$42,073	156%

$50.97	18.14%	2.55%	2.55%		(1.08)%	$2,230	151%
$48.57	9.17%	2.58%	2.58%		(1.27)%	$2,507	215%
$44.49	(7.04)%	2.53%	2.53%		(1.26)%	$3,213	7%
$47.86	41.64%	2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%	2.74%	2.74%		(1.66)%	$3,690	156%

$110.59	20.04%	1.63%	1.63%		(0.12)%	$7,850	240%
$95.83	26.61%	1.72%	1.72%		(0.21)%	$27,147	294%
$75.68	11.23%	1.79%	1.79	%(c)	(0.33)%	$12,037	270%
$68.48	8.94%	1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%	1.86%	1.74%		(0.47)%	$9,281	365%

$97.50	18.83%	2.63%	2.63%		(1.12)%	$510	240%
$85.77	25.36%	2.72%	2.72%		(1.21)%	$889	294%
$68.41	10.14%	2.79%	2.79	%(c)	(1.33)%	$601	270%
$62.55	7.86%	2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%	2.86%	2.74%		(1.47)%	$1,763	365%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized		Net
	Value,	Investment	Gains	Total from	Realized
	Beginning	Income	(Losses) on	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Investments	Distributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$64.99	(0.75)	34.78	34.03	(6.45)	(6.45)
Year Ended July 31, 2017	$46.16	(0.62)	19.54	18.92	(0.09)	(0.09)
Year Ended July 31, 2016	$46.02	(0.54)	3.66	3.12	(2.98)	(2.98)
Year Ended July 31, 2015	$34.92	(0.50)	11.91	11.41	(0.31)	(0.31)
Year Ended July 31, 2014	$29.25	(0.50)	8.38	7.88	(2.21)	(2.21)
Service Class
Year Ended July 31, 2018	$52.50	(1.39)	27.73	26.34	(6.45)	(6.45)
Year Ended July 31, 2017	$37.68	(1.06)	15.97	14.91	(0.09)	(0.09)
Year Ended July 31, 2016	$38.48	(0.90)	3.08	2.18	(2.98)	(2.98)
Year Ended July 31, 2015	$29.53	(0.82)	10.08	9.26	(0.31)	(0.31)
Year Ended July 31, 2014	$25.25	(0.80)	7.29	6.49	(2.21)	(2.21)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (c)	9.97	9.97	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81	7.80	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86	8.80	(2.28)	(2.28)
Service Class
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95	6.38	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96	7.39	(2.28)	(2.28)

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$92.57	55.54%	1.42%	1.42%	(0.94)%		$275,914	69%
$64.99	41.01%	1.46%	1.46%	(1.17)%		$139,470	27%
$46.16	7.12%	1.50%	1.50%	(1.32)%		$77,895	65%
$46.02	32.96%	1.57%	1.57%	(1.31)%		$76,318	68%
$34.92	27.25%	1.59%	1.59%	(1.44)%		$61,002	133%

$72.39	54.00%	2.42%	2.42%	(1.94)%		$16,652	69%
$52.50	39.59%	2.46%	2.46%	(2.17)%		$8,697	27%
$37.68	6.02%	2.50%	2.50%	(2.32)%		$3,752	65%
$38.48	31.69%	2.56%	2.56%	(2.30)%		$8,932	68%
$29.53	26.01%	2.59%	2.59%	(2.44)%		$4,581	133%

$90.85	19.47%	1.57%	1.57%	(0.18)%		$33,364	380%
$77.09	14.82%	1.68%	1.68%	—	%(d)	$32,726	592%
$68.05	3.23%	1.78%	1.78%	(0.03)%		$23,301	460%
$65.97	13.31%	1.92%	1.78%	(0.01)%		$15,741	550%
$59.32	17.06%	1.99%	1.91%	(0.11)%		$13,666	749%

$77.22	18.28%	2.57%	2.57%	(1.18)%		$1,307	380%
$66.34	13.68%	2.68%	2.68%	(1.00)%		$3,945	592%
$59.27	2.19%	2.78%	2.78%	(1.03)%		$1,165	460%
$58.05	12.22%	2.92%	2.78%	(1.01)%		$8,346	550%
$52.82	15.91%	2.99%	2.91%	(1.11)%		$3,537	749%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)		(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—		(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)		(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	2.45	(0.32)	(1.51)		(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53	5.82	(0.82)	(2.19)		(3.01)
Service Class
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)		(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—		—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)		(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	1.77	—	(1.51)		(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11	4.92	(0.29)	(2.19)		(2.48)
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2018	$87.31	(0.20)	10.73	10.53	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15	9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05	2.72	—	(0.03	)(c)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86	6.47	—	(0.66)		(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39	6.98	—	(1.10)		(1.10)
Service Class
Year Ended July 31, 2018	$75.06	(0.96)	9.18	8.22	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83	7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63	1.68	—	(0.03	)(c)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11	5.07	—	(0.66)		(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67	5.65	—	(1.10)		(1.10)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$66.02	8.55%	1.85%	1.78%	0.64%	$5,296	788%
$61.42	12.12%	1.85%	1.78%	0.75%	$6,916	498%
$54.89	4.11%	1.86%	1.78%	0.97%	$11,599	813%
$53.40	4.73%	1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%	1.89%	1.87%	0.58%	$28,627	593%

$59.82	7.44%	2.85%	2.78%	(0.36)%	$635	788%
$55.88	11.01%	2.85%	2.78%	(0.25)%	$2,159	498%
$50.33	3.06%	2.86%	2.78%	(0.03)%	$2,182	813%
$49.33	3.67%	2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%	2.89%	2.87%	(0.42)%	$4,104	593%

$91.18	12.38%	1.54%	1.54%	(0.23)%	$19,933	21%
$87.31	12.54%	1.57%	1.57%	(0.51)%	$47,686	603%
$77.58	3.64%	1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%	1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%	1.43%	1.43%	(0.61)%	$25,191	211%

$76.62	11.26%	2.54%	2.54%	(1.23)%	$783	21%
$75.06	11.41%	2.57%	2.57%	(1.51)%	$952	603%
$67.36	2.57%	2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%	2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%	2.43%	2.43%	(1.61)%	$4,877	211%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be return of capital.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—	—
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—	—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	1.16	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32	8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80	5.31	—	—	—
Service Class
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—	—
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—	—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	0.35	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16	7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16	4.12	—	—	—
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38	2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37	7.30	—	—	—
Service Class
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11	1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62	5.98	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$93.83	14.05%	1.70%	1.70%	(0.56)%	$19,895	384%
$82.27	11.81%	1.80%	1.78%	(0.59)%	$9,086	242%
$73.58	1.60%	1.81%	1.78%	(0.58)%	$22,383	666%
$72.42	14.17%	1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%	1.97%	1.78%	(0.82)%	$6,271	924%

$78.84	12.92%	2.70%	2.70%	(1.56)%	$950	384%
$69.82	10.68%	2.80%	2.78%	(1.59)%	$1,305	242%
$63.07	0.57%	2.81%	2.78%	(1.58)%	$1,875	666%
$62.72	13.01%	2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%	2.97%	2.78%	(1.82)%	$3,510	924%

$78.08	10.85%	1.94%	1.78%	(0.15)%	$7,731	312%
$78.19	12.90%	1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%	1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%	2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%	1.95%	1.78%	(0.11)%	$17,743	689%

$64.88	9.73%	2.94%	2.78%	(1.15)%	$562	312%
$66.90	11.78%	2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%	2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%	3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%	2.95%	2.78%	(1.11)%	$4,816	689%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$72.31	0.03	0.42	(c)	0.45	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24		11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50		5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59		0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14		11.30	—	—	—
Service Class
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(c)	(0.25)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56		8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59		4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44		0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47		4.18	—	—	5.23	(d)
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2018	$58.96	(0.19)	13.07		12.88	(0.47)	(0.47)	—
Year Ended July 31, 2017	$47.81	(0.33)	11.48		11.15	—	—	—
Year Ended July 31, 2016(e)	$46.73	(0.37)	1.45		1.08	—	—	—
Year Ended July 31, 2015(e)	$40.45	(0.38)	7.11		6.73	(0.45)	(0.45)	—
Year Ended July 31, 2014(e)	$33.19	(0.29)	8.47		8.18	(0.92)	(0.92)	—
Service Class
Year Ended July 31, 2018	$49.27	(0.74)	10.90		10.16	(0.47)	(0.47)	—
Year Ended July 31, 2017	$40.36	(0.78)	9.69		8.91	—	—	—
Year Ended July 31, 2016(e)	$39.85	(0.75)	1.26		0.51	—	—	—
Year Ended July 31, 2015(e)	$34.91	(0.76)	6.15		5.39	(0.45)	(0.45)	—
Year Ended July 31, 2014(e)	$29.05	(0.62)	7.40		6.78	(0.92)	(0.92)	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$72.76	0.62%		2.22%	1.78%	0.05%	$5,680	818%
$72.31	18.37%		1.82%	1.78%	(1.46)%	$7,108	562%
$61.09	10.35%		2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%

$60.55	(0.38)%		3.22%	2.78%	(0.95)%	$123	818%
$60.80	17.22%		2.82%	2.78%	(2.46)%	$313	562%
$51.86	9.27%		3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(d)	2.99%	2.78%	(2.67)%	$277	298%

$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%		1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%		1.65%	1.65%	(0.82)%	$49,249	147%

$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%		2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%		2.65%	2.65%	(1.82)%	$8,007	147%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchase of fund shares in relation to fluctuating market values during the period.

(d)

The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Service Class
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$12.54	0.10	0.27 (c)	0.37	(0.29)	(0.29)
Year Ended July 31, 2017	$13.46	0.21	(1.12)	(0.91)	(0.01)	(0.01)
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Service Class
Year Ended July 31, 2018	$11.25	(0.01)	0.23 (c)	0.22	(0.13)	(0.13)
Year Ended July 31, 2017	$12.18	0.07	(1.00)	(0.93)	—	—
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$42.24	27.56%	1.56%	1.56%	0.78%	$43,157	152%
$33.39	(4.58)%	1.60%	1.60%	0.79%	$20,228	110%
$35.19	(5.56)%	1.54%	1.54%	0.69%	$59,096	16%
$37.47	(40.08)%	1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%	1.64%	1.64%	(0.10)%	$53,788	68%

$36.03	26.29%	2.56%	2.56%	(0.22)%	$1,651	152%
$28.53	(5.50)%	2.60%	2.60%	(0.21)%	$1,929	110%
$30.19	(6.50)%	2.54%	2.54%	(0.31)%	$3,140	16%
$32.29	(40.67)%	2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%	2.64%	2.64%	(1.10)%	$4,173	68%

$12.62	3.02%	1.60%	1.60%	0.83%	$8,203	316%
$12.54	(6.79)%	1.62%	1.62%	1.42%	$13,703	201%
$13.46	(23.48)%	1.79%	1.78%	0.37%	$12,176	229%
$17.59	(43.86)%	1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%	1.75%	1.73%	(0.54)%	$40,907	68%

$11.34	1.99%	2.60%	2.60%	(0.17)%	$318	316%
$11.25	(7.71)%	2.62%	2.62%	0.42%	$503	201%
$12.18	(24.24)%	2.79%	2.78%	(0.63)%	$233	229%
$16.09	(44.42)%	2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%	2.75%	2.73%	(1.54)%	$3,731	68%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	(0.02	)(c)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	(1.19)		(1.19)
Year Ended July 31, 2014	$17.03	— (d)	4.13	4.13	(0.32)		(0.32)
Service Class
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	(0.02	)(c)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	(1.19)		(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	(0.32)		(0.32)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—		—
Year Ended July 31, 2016(f)	$21.76	(0.35)	43.61	43.26	—		—
Year Ended July 31, 2015(f)	$71.85	(0.20)	(49.89)	(50.09)	—		—
Year Ended July 31, 2014(f)	$64.40	(0.20)	7.65	7.45	—		—
Service Class
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—		—
Year Ended July 31, 2016(f)	$19.65	(0.67)	39.11	38.44	—		—
Year Ended July 31, 2015(f)	$65.45	(0.65)	(45.15)	(45.80)	—		—
Year Ended July 31, 2014(f)	$59.30	(0.80)	6.95	6.15	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.29	6.97%	1.78%	1.78%	0.48%	$7,173	192%
$25.66	(2.40)%	1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%	1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%	1.73%	1.73%	(0.35)%	$24,071	35%
$20.84	24.61%	1.74%	1.74%	— (e)	$19,602	92%

$23.16	5.88%	2.78%	2.78%	(0.52)%	$822	192%
$22.96	(3.37)%	2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%	2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%	2.73%	2.73%	(1.35)%	$2,286	35%
$19.30	23.29%	2.74%	2.74%	(1.00)%	$6,709	92%

$32.32	(17.74)%	1.52%	1.52%	(0.60)%	$23,965	192%
$39.29	(39.58)%	1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%	1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%	1.71%	1.71%	(0.48)%	$13,341	117%
$71.85	11.57%	1.75%	1.75%	(0.34)%	$26,134	177%

$28.31	(18.53)%	2.52%	2.52%	(1.60)%	$1,465	192%
$34.75	(40.18)%	2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%	2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%	2.71%	2.71%	(1.48)%	$670	117%
$65.45	10.37%	2.74%	2.74%	(1.33)%	$1,809	177%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.

(d)         Amount is less than $0.005.

(e)          Amount is less than 0.005%.

(f)           As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(d)	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		(0.04)
Service Class
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(d)	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2018	$41.26	(0.08)	0.37 (c)	0.29	—		—
Year Ended July 31, 2017(e)	$36.13	(0.44)	5.57	5.13	—		—
Year Ended July 31, 2016(e)	$46.76	(0.56)	(10.07)	(10.63)	—		—
Year Ended July 31, 2015(e)	$56.03	(0.72)	(8.55)	(9.27)	—		—
Year Ended July 31, 2014(e)	$65.03	(0.96)	(8.04)	(9.00)	—		—
Service Class
Year Ended July 31, 2018	$37.27	(0.45)	0.35 (c)	(0.10)	—		—
Year Ended July 31, 2017(e)	$32.96	(0.81)	5.12	4.31	—		—
Year Ended July 31, 2016(e)	$43.10	(0.96)	(9.18)	(10.14)	—		—
Year Ended July 31, 2015(e)	$52.18	(1.20)	(7.88)	(9.08)	—		—
Year Ended July 31, 2014(e)	$61.21	(1.52)	(7.51)	(9.03)	—		—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$45.14	3.41%	1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%	1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%	1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%	1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%	1.78%	1.78%	0.50%	$24,795	162%

$42.78	2.42%	2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%	2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%	2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%	2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%	2.78%	2.78%	(0.50)%	$4,403	162%

$41.55	0.70%	1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%	1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%	1.48%	1.48%	(1.30)%	$34,905	—
$46.76	(16.57)%	1.57%	1.57%	(1.54)%	$61,774	—
$56.03	(13.90)%	1.57%	1.57%	(1.55)%	$87,658	—

$37.17	(0.27)%	2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%	2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%	2.48%	2.48%	(2.30)%	$2,172	—
$43.10	(17.33)%	2.57%	2.57%	(2.54)%	$10,014	—
$52.18	(14.77)%	2.57%	2.57%	(2.55)%	$4,538	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

(e)          As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2018	$14.91	(0.06)	0.61		0.55	$15.46
Year Ended July 31, 2017	$14.26	(0.18)	0.83		0.65	$14.91
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)		(1.54)	$14.26
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)		(1.28)	$15.80
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)		(0.98)	$17.08
Service Class
Year Ended July 31, 2018	$14.20	(0.20)	0.57		0.37	$14.57
Year Ended July 31, 2017	$13.72	(0.33)	0.81		0.48	$14.20
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)		(1.62)	$13.72
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)		(1.42)	$15.34
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)		(1.13)	$16.76
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2018	$27.10	(0.15)	0.86		0.71	$27.81
Year Ended July 31, 2017	$28.06	(0.36)	(0.60	)(c)	(0.96)	$27.10
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)		(1.00)	$28.06
Year Ended July 31, 2015	$24.94	(0.42)	4.54		4.12	$29.06
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)		(0.64)	$24.94
Service Class
Year Ended July 31, 2018	$24.59	(0.40)	0.83		0.43	$25.02
Year Ended July 31, 2017	$25.74	(0.62)	(0.53	)(c)	(1.15)	$24.59
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)		(1.19)	$25.74
Year Ended July 31, 2015	$23.34	(0.68)	4.27		3.59	$26.93
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)		(0.84)	$23.34

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

3.69%	1.73%	1.73%	(0.37)%	$16,172	—
4.48%	1.73%	1.73%	(1.22)%	$8,677	—
(9.68)%	1.63%	1.63%	(1.49)%	$7,982	—
(7.49)%	1.69%	1.69%	(1.66)%	$22,770	—
(5.43)%	1.65%	1.65%	(1.64)%	$24,053	—

2.61%	2.73%	2.73%	(1.37)%	$350	—
3.50%	2.73%	2.73%	(2.22)%	$486	—
(10.56)%	2.63%	2.63%	(2.49)%	$1,340	—
(8.47)%	2.69%	2.69%	(2.66)%	$394	—
(6.32)%	2.65%	2.65%	(2.64)%	$785	—

2.62%	1.80%	1.80%	(0.57)%	$14,793	—
(3.42)%	1.67%	1.67%	(1.25)%	$17,956	—
(3.44)%	1.65%	1.65%	(1.48)%	$33,566	—
16.52%	1.57%	1.57%	(1.54)%	$35,640	—
(2.50)%	1.80%	1.79%	(1.78)%	$20,768	—

1.67%	2.80%	2.80%	(1.57)%	$1,002	—
(4.39)%	2.67%	2.67%	(2.25)%	$4,399	—
(4.42)%	2.65%	2.65%	(2.48)%	$12,531	—
15.38%	2.57%	2.57%	(2.54)%	$14,610	—
(3.47)%	2.80%	2.79%	(2.78)%	$9,755	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$48.20	0.04	19.14	19.18	(0.06)		(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (c)	15.36	15.36	(0.06)		(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16	8.13	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(e)	—	(0.03)
Service Class
Year Ended July 31, 2018	$41.34	(0.47)	16.35	15.88	—		(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23	12.88	—		(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09	6.82	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2018	$11.77	(0.05)	(2.39)	(2.44)	—		—	—
Year Ended July 31, 2017	$15.01	(0.19)	(3.05)	(3.24)	—		—	—
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)	(1.67)	—		—	—
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)	—		—	—
Year Ended July 31, 2014(f)	$27.80	(0.41)	(6.52)	(6.93)	—		—	—
Service Class
Year Ended July 31, 2018	$10.82	(0.14)	(2.19)	(2.33)	—		—	—
Year Ended July 31, 2017	$13.93	(0.32)	(2.79)	(3.11)	—		—	—
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)	(1.68)	—		—	—
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)	—		—	—
Year Ended July 31, 2014(f)	$26.50	(0.64)	(6.17)	(6.81)	—		—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$61.56	40.36%	1.44%	1.44%	0.07%	$245,143	56%
$48.20	46.57%	1.46%	1.46%	— (d)	$176,966	27%
$33.02	32.59%	1.77%	1.77%	(0.13)%	$18,500	253%
$25.08	0.60%	1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%	1.76%	1.73%	(0.70)%	$76,034	193%

$51.46	38.97%	2.44%	2.44%	(0.93)%	$4,691	56%
$41.34	45.10%	2.46%	2.46%	(1.00)%	$4,151	27%
$28.58	31.26%	2.77%	2.77%	(1.13)%	$517	253%
$21.95	(0.41)%	2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%	2.76%	2.73%	(1.70)%	$2,951	193%

$9.33	(20.66)%	2.42%	1.78%	(0.44)%	$2,572	—
$11.77	(21.65)%	2.24%	1.77%	(1.37)%	$2,444	—
$15.01	(10.01)%	1.86%	1.78%	(1.64)%	$9,912	—
$16.68	(20.08)%	2.26%	1.78%	(1.75)%	$47,555	—
$20.87	(24.93)%	2.05%	1.78%	(1.76)%	$12,146	—

$8.49	(21.46)%	3.42%	2.78%	(1.44)%	$360	—
$10.82	(22.40)%	3.24%	2.77%	(2.37)%	$141	—
$13.93	(10.76)%	2.86%	2.78%	(2.64)%	$164	—
$15.61	(20.72)%	3.26%	2.78%	(2.75)%	$2,348	—
$19.69	(25.70)%	3.05%	2.78%	(2.76)%	$865	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

(e)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.

(f)           As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)	$39.19
Year Ended July 31, 2017(c)	$50.10	(0.61)	(1.04)	(1.65)	$48.45
Year Ended July 31, 2016(c)	$55.12	(0.96)	(4.06)	(5.02)	$50.10
Year Ended July 31, 2015(c)	$42.89	(0.80)	13.03	12.23	$55.12
Year Ended July 31, 2014(c)	$52.55	(0.80)	(8.86)	(9.66)	$42.89
Service Class
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)	$37.27
Year Ended July 31, 2017(c)	$48.73	(1.06)	(1.01)	(2.07)	$46.66
Year Ended July 31, 2016(c)	$54.22	(1.52)	(3.97)	(5.49)	$48.73
Year Ended July 31, 2015(c)	$42.67	(1.36)	12.91	11.55	$54.22
Year Ended July 31, 2014(c)	$52.82	(1.36)	(8.79)	(10.15)	$42.67
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	$42.91
Year Ended July 31, 2017(c)	$35.17	(0.57)	5.73	5.16	$40.33
Year Ended July 31, 2016(c)	$105.09	(1.12)	(68.80)	(69.92)	$35.17
Year Ended July 31, 2015(c)	$59.25	(1.36)	47.20	45.84	$105.09
Year Ended July 31, 2014(c)	$73.62	(1.20)	(13.17)	(14.37)	$59.25
Service Class
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	$42.65
Year Ended July 31, 2017(c)	$35.70	(0.97)	5.75	4.78	$40.48
Year Ended July 31, 2016(c)	$107.82	(2.00)	(70.12)	(72.12)	$35.70
Year Ended July 31, 2015(c)	$61.45	(2.16)	48.53	46.37	$107.82
Year Ended July 31, 2014(c)	$76.99	(1.92)	(13.62)	(15.54)	$61.45

	Ratios to Average Net Assets				Supplemental Data
Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(19.11)%	2.62%	1.78%		(0.48)%	$1,636	—
(3.25)%	2.76%	1.77%		(1.30)%	$2,491	—
(9.14)%	2.26%	1.80	%(d)	(1.64)%	$2,922	—
28.54%	2.50%	1.74%		(1.71)%	$2,725	—
(18.42)%	2.60%	1.78%		(1.76)%	$3,494	—

(19.95)%	3.62%	2.78%		(1.48)%	$3	—
(4.21)%	3.76%	2.77%		(2.30)%	$139	—
(10.18)%	3.26%	2.80	%(d)	(2.64)%	$283	—
27.20%	3.50%	2.74%		(2.71)%	$114	—
(19.24)%	3.60%	2.78%		(2.76)%	$38	—

6.40%	2.18%	1.78%		(0.53)%	$6,552	—
14.57%	2.00%	1.85%		(1.39)%	$3,432	—
(66.51)%	1.98%	1.86%		(1.70)%	$11,839	—
77.33%	1.75%	1.75%		(1.72)%	$11,647	—
(19.46)%	1.87%	1.78%		(1.76)%	$2,744	—

5.36%	3.18%	2.78%		(1.53)%	$42	—
13.45%	3.00%	2.85%		(2.39)%	$336	—
(66.91)%	2.98%	2.86%		(2.70)%	$7,692	—
75.52%	2.75%	2.75%		(2.72)%	$12,483	—
(20.17)%	2.87%	2.78%		(2.76)%	$5,531	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts have been adjusted for 1:8 reverse stock split that occurred on December 5, 2016.

(d)         The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)		(0.82)	$14.61
Year Ended July 31, 2017	$15.67	(0.23)	(0.01	)(c)	(0.24)	$15.43
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)		(3.98)	$15.67
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)		(2.54)	$19.65
Year Ended July 31, 2014(d)	$25.85	(0.45)	(3.21)		(3.66)	$22.19
Service Class
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)		(0.88)	$13.20
Year Ended July 31, 2017	$14.45	(0.39)	0.02		(0.37)	$14.08
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)		(3.83)	$14.45
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)		(2.56)	$18.28
Year Ended July 31, 2014(d)	$24.50	(0.69)	(2.97)		(3.66)	$20.84
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)		(2.61)	$12.68
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)		(3.45)	$15.29
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)		(1.16)	$18.74
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)		(3.47)	$19.90
Year Ended July 31, 2014(d)	$26.65	(0.42)	(2.86)		(3.28)	$23.37
Service Class
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)		(2.70)	$12.31
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)		(3.57)	$15.01
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)		(1.36)	$18.58
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)		(3.69)	$19.94
Year Ended July 31, 2014(d)	$27.20	(0.67)	(2.90)		(3.57)	$23.63

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(5.31)%	3.16%	1.78%	(0.38)%	$1,453	—
(1.53)%	3.33%	1.78%	(1.39)%	$772	—
(20.25)%	2.91%	1.78%	(1.64)%	$1,268	—
(11.45)%	2.68%	1.78%	(1.75)%	$3,646	—
(14.16)%	2.28%	1.78%	(1.76)%	$870	—

(6.25)%	4.16%	2.78%	(1.38)%	$364	—
(2.56)%	4.33%	2.78%	(2.39)%	$10	—
(21.00)%	3.91%	2.78%	(2.64)%	$8	—
(12.19)%	3.68%	2.78%	(2.75)%	$8	—
(14.98)%	3.28%	2.78%	(2.76)%	$18	—

(17.07)%	2.73%	1.86%	(0.61)%	$3,456	—
(18.41)%	2.09%	1.85%	(1.44)%	$1,526	—
(5.83)%	1.74%	1.74%	(1.58)%	$7,178	—
(14.85)%	1.86%	1.78%	(1.75)%	$5,756	—
(12.31)%	2.10%	1.78%	(1.76)%	$14,261	—

(17.92)%	3.73%	2.86%	(1.61)%	$155	—
(19.21)%	3.09%	2.85%	(2.44)%	$373	—
(6.82)%	2.74%	2.74%	(2.58)%	$4,150	—
(15.62)%	2.86%	2.78%	(2.75)%	$5,124	—
(12.97)%	3.10%	2.78%	(2.76)%	$1,501	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2018	$78.18	(0.28)	12.90		12.62	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24		10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	—	(c)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80		5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64		4.03	—	—
Service Class
Year Ended July 31, 2018	$66.62	(1.01)	11.04		10.03	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75		8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05		(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09		4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18		3.01	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2018	$80.84	(0.72)	19.51		18.79	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87		11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06		0.72	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15		9.77	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46		4.88	—	—
Service Class
Year Ended July 31, 2018	$67.86	(1.44)	16.38		14.94	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08		9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88		(0.02)	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90		7.93	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88		3.72	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$90.80	16.14%	1.58%	1.58%	(0.34)%	$43,292	63%
$78.18	15.65%	1.79%	1.76%	(0.90)%	$28,094	401%
$67.60	(1.05)%	1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%	1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%	1.75%	1.72%	(0.96)%	$13,987	252%

$76.65	15.06%	2.58%	2.58%	(1.34)%	$2,705	63%
$66.62	14.53%	2.79%	2.76%	(1.90)%	$1,260	401%
$58.16	(2.02)%	2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%	2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%	2.75%	2.72%	(1.96)%	$2,342	252%

$99.63	23.24%	1.68%	1.68%	(0.81)%	$28,543	629%
$80.84	16.48%	1.78%	1.78%	(0.57)%	$15,569	511%
$69.40	1.21%	1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%	1.85%	1.74%	(0.58)%	$23,772	887%
$65.44	8.06%	2.01%	1.78%	(0.91)%	$7,929	654%

$82.80	22.02%	2.68%	2.68%	(1.81)%	$1,751	629%
$67.86	15.27%	2.78%	2.78%	(1.57)%	$2,651	511%
$58.86	0.18%	2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%	2.85%	2.74%	(1.58)%	$4,465	887%
$57.48	6.92%	3.01%	2.78%	(1.91)%	$1,321	654%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32	4.35	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80	2.57	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74	5.61	—	—
Service Class
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72	3.18	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51	1.68	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12	4.41	—	—
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$96.04	(0.22)	36.68	36.46	(5.03)	(5.03)
Year Ended July 31, 2017	$67.70	(0.29)	28.63	28.34	—	—
Year Ended July 31, 2016	$62.10	(0.21)	5.81	5.60	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55	16.10	—	—
Service Class
Year Ended July 31, 2018	$82.63	(1.21)	31.37	30.16	(5.03)	(5.03)
Year Ended July 31, 2017	$58.83	(1.01)	24.81	23.80	—	—
Year Ended July 31, 2016	$54.50	(0.74)	5.07	4.33	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80	13.92	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$98.51	18.61%	1.75%	1.75%	(0.21)%	$32,670	447%
$83.05	14.49%	1.78%	1.78%	(0.21)%	$13,113	393%
$72.53	6.40%	1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%	2.21%	1.89%	(0.34)%	$5,541	1,184%
$65.61	9.35%	1.75%	1.73%	(0.21)%	$4,959	413%

$83.80	17.45%	2.75%	2.75%	(1.21)%	$480	447%
$71.35	13.34%	2.78%	2.78%	(1.21)%	$657	393%
$62.93	5.37%	2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%	3.21%	2.89%	(1.34)%	$373	1,184%
$58.07	8.22%	2.75%	2.73%	(1.21)%	$2,550	413%

$127.47	38.70%	1.49%	1.49%	(0.19)%	$96,683	174%
$96.04	41.84%	1.55%	1.55%	(0.35)%	$76,225	107%
$67.70	9.03%	1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%	1.71%	1.71%	(0.60)%	$10,010	273%
$54.74	41.67%	1.80%	1.78%	(0.98)%	$27,673	322%

$107.76	37.31%	2.49%	2.49%	(1.19)%	$5,780	174%
$82.63	40.43%	2.55%	2.55%	(1.35)%	$3,631	107%
$58.83	7.96%	2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%	2.71%	2.71%	(1.60)%	$2,090	273%
$48.52	40.23%	2.80%	2.78%	(1.98)%	$5,292	322%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)		(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—		—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)		(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51)	(1.08)	(0.06)		(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49	2.58	(0.11)		(0.11)
Service Class
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)		(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—		—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)		(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46)	(1.23)	—		—
Year Ended July 31, 2014	$18.71	(0.11)	2.41	2.30	—		—
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)		(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—		—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—		—
Year Ended July 31, 2015	$46.74	— (c)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(e)	(0.02)
Service Class
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)		(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—		—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(c)(e)	— (c)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$21.33	(8.45)%	2.64%	1.95%	1.74%	$1,900	412%
$24.17	(12.20)%	1.78%	1.65%	0.78%	$3,146	194%
$27.53	35.64%	1.66%	1.66%	2.42%	$111,297	330%
$20.74	(4.92)%	1.80%	1.74%	2.02%	$2,052	508%
$21.88	13.34%	2.41%	1.78%	0.43%	$6,498	664%

$20.24	(9.41)%	3.64%	2.95%	0.74%	$91	412%
$22.78	(13.09)%	2.78%	2.65%	(0.22)%	$109	194%
$26.20	34.22%	2.66%	2.66%	1.42%	$4,981	330%
$19.78	(5.85)%	2.80%	2.74%	1.02%	$956	508%
$21.01	12.29%	3.41%	2.78%	(0.57)%	$1,295	664%

$52.14	(2.95)%	1.35%	1.35%	0.38%	$14,497	714%
$53.83	(15.84)%	1.28%	1.28%	(0.60)%	$21,114	397%
$63.97	22.22%	1.27%	1.27%	(0.66)%	$23,775	409%
$52.34	11.96%	1.36%	1.36%	— (d)	$54,379	2,626%
$46.74	10.62%	1.40%	1.40%	0.29%	$21,575	3,503%

$48.09	(3.94)%	2.35%	2.35%	(0.62)%	$4,374	714%
$50.07	(16.70)%	2.28%	2.28%	(1.60)%	$794	397%
$60.10	21.02%	2.27%	2.27%	(1.66)%	$16,224	409%
$49.67	10.99%	2.36%	2.36%	(1.00)%	$1,364	2,626%
$44.75	9.32%	2.40%	2.40%	(0.71)%	$16,258	3,503%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

(e)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraBear ProFund
Investor Class
Year Ended July 31, 2018	$31.42	(0.14)	(8.47)	(8.61)	$22.81
Year Ended July 31, 2017(c)	$42.97	(0.44)	(11.11)	(11.55)	$31.42
Year Ended July 31, 2016(c)	$52.65	(0.80)	(8.88)	(9.68)	$42.97
Year Ended July 31, 2015(c)	$68.74	(1.00)	(15.09)	(16.09)	$52.65
Year Ended July 31, 2014(c)	$98.40	(1.30)	(28.36)	(29.66)	$68.74
Service Class
Year Ended July 31, 2018	$29.17	(0.37)	(7.83)	(8.20)	$20.97
Year Ended July 31, 2017(c)	$40.29	(0.80)	(10.32)	(11.12)	$29.17
Year Ended July 31, 2016(c)	$49.77	(1.20)	(8.28)	(9.48)	$40.29
Year Ended July 31, 2015(c)	$65.66	(1.50)	(14.39)	(15.89)	$49.77
Year Ended July 31, 2014(c)	$94.96	(2.10)	(27.20)	(29.30)	$65.66
UltraBull ProFund(d)
Investor Class
Year Ended July 31, 2018	$49.15	0.18	13.52	13.70	$62.85
Year Ended July 31, 2017	$37.86	0.03	11.26	11.29	$49.15
Year Ended July 31, 2016	$35.83	— (e)	2.04	2.03	$37.86
Year Ended July 31, 2015	$30.12	(0.08)	5.79	5.71	$35.83
Year Ended July 31, 2014	$22.90	(0.07)	7.29	7.22	$30.12
Service Class
Year Ended July 31, 2018	$41.58	(0.30)	11.37	11.07	$52.65
Year Ended July 31, 2017	$32.35	(0.33)	9.56	9.23	$41.58
Year Ended July 31, 2016	$30.92	(0.28)	1.71	1.43	$32.35
Year Ended July 31, 2015	$26.25	(0.37)	5.04	4.67	$30.92
Year Ended July 31, 2014	$20.16	(0.30)	6.39	6.09	$26.25

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(27.40)%	1.89%	1.87%	(0.54)%	$8,335	—
(26.93)%	1.66%	1.66%	(1.18)%	$11,709	—
(18.41)%	1.64%	1.64%	(1.46)%	$17,997	—
(23.29)%	1.69%	1.69%	(1.66)%	$12,302	—
(30.18)%	1.67%	1.67%	(1.65)%	$21,555	—

(28.11)%	2.89%	2.87%	(1.54)%	$3,607	—
(27.62)%	2.66%	2.66%	(2.18)%	$204	—
(19.08)%	2.64%	2.64%	(2.46)%	$834	—
(24.20)%	2.69%	2.69%	(2.66)%	$363	—
(30.84)%	2.67%	2.67%	(2.65)%	$594	—

27.89%	1.40%	1.40%	0.31%	$185,706	174%
29.79%	1.42%	1.42%	0.08%	$132,494	9%
5.69%	1.46%	1.46%	(0.01)%	$89,043	165%
18.95%	1.52%	1.52%	(0.23)%	$84,932	258%
31.53%	1.57%	1.57%	(0.28)%	$82,480	509%

26.62%	2.40%	2.40%	(0.69)%	$1,838	174%
28.49%	2.42%	2.42%	(0.92)%	$3,259	9%
4.65%	2.46%	2.46%	(1.01)%	$1,481	165%
17.79%	2.52%	2.52%	(1.23)%	$10,015	258%
30.25%	2.57%	2.57%	(1.28)%	$26,674	509%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 9, share amounts have been adjusted for 1:10 reverse share split on December 5, 2016.

(d)         As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

(e)          Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—	—
Service Class
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—	—
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2018	$100.57	0.35	32.69	33.04	(0.02)	(2.27)	(2.29)
Year Ended July 31, 2017	$70.50	0.08	29.99	30.07	—	—	—
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	—	—	—
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	—	—	—
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	—	—	—
Service Class
Year Ended July 31, 2018	$89.10	(0.71)	28.81	28.10	—	(2.27)	(2.27)
Year Ended July 31, 2017	$63.07	(0.68)	26.71	26.03	—	—	—
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	—	—	—
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	—	—	—
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	—	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$17.79	9.24%	1.51%	1.51%		(0.07)%	$27,453	312%
$16.41	77.98%	1.80%	1.80%		(0.68)%	$33,637	513%
$9.22	(21.47)%	1.85%	1.85%		(0.90)%	$7,375	323%
$11.74	(13.36)%	1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%	1.79%	1.79	%(c)	(0.60)%	$22,551	266%

$16.11	8.10%	2.51%	2.51%		(1.07)%	$1,006	312%
$14.97	76.33%	2.80%	2.80%		(1.68)%	$2,434	513%
$8.49	(22.18)%	2.85%	2.85%		(1.90)%	$868	323%
$10.91	(14.23)%	2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%	2.79%	2.79	%(c)	(1.60)%	$2,265	266%

$131.32	32.94%	1.51%	1.51%		0.29%	$37,484	59%
$100.57	42.63%	1.71%	1.71%		0.10%	$29,931	— (d)
$70.50	8.51%	1.78%	1.76%		0.01%	$18,787	20%
$64.98	14.66%	1.78%	1.75%		(0.36)%	$17,391	59%
$56.67	14.88%	1.82%	1.78%		(0.27)%	$16,151	82%

$114.93	31.62%	2.51%	2.51%		(0.71)%	$1,584	59%
$89.10	41.27%	2.71%	2.71%		(0.90)%	$1,291	— (d)
$63.07	7.43%	2.78%	2.76%		(0.99)%	$680	20%
$58.71	13.52%	2.78%	2.75%		(1.36)%	$1,415	59%
$51.72	13.70%	2.82%	2.78%		(1.27)%	$1,473	82%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)   The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(d)   Amount is less than 0.5%.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	(0.11)
Year Ended July 31, 2017(c)	$39.22	(0.02)	22.43	22.41	—	—
Year Ended July 31, 2016(c)	$40.11	— (d)	(0.89)	(0.89)	—	—
Year Ended July 31, 2015(c)	$63.52	(0.10)	(23.11)	(23.21)	(0.20)	(0.20)
Year Ended July 31, 2014(c)	$47.58	0.15	15.84	15.99	(0.05)	(0.05)
Service Class
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—
Year Ended July 31, 2017(c)	$37.07	(0.46)	21.06	20.60	—	—
Year Ended July 31, 2016(c)	$38.32	(0.30)	(0.95)	(1.25)	—	—
Year Ended July 31, 2015(c)	$61.03	(0.65)	(22.06)	(22.71)	—	—
Year Ended July 31, 2014(c)	$46.15	(0.40)	15.28	14.88	—	—
UltraInternational ProFund
Investor Class
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38	4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)	(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61	3.35	—	—
Service Class
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04	3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)	(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44	3.02	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$63.07	2.50%	1.52%	1.52%	0.37%	$22,713	125%
$61.63	57.02%	1.62%	1.62%	(0.04)%	$68,758	225%
$39.22	(2.12)%	1.80%	1.79%	0.04%	$14,838	402%
$40.11	(36.61)%	1.88%	1.88%	(0.19)%	$9,668	225%
$63.52	33.52%	1.79%	1.79%	0.24%	$29,777	264%

$58.50	1.44%	2.52%	2.52%	(0.63)%	$623	125%
$57.67	55.65%	2.62%	2.62%	(1.04)%	$1,238	225%
$37.07	(3.26)%	2.80%	2.79%	(0.96)%	$513	402%
$38.32	(37.26)%	2.88%	2.88%	(1.19)%	$361	225%
$61.03	32.29%	2.79%	2.79%	(0.76)%	$3,484	264%

$17.99	5.20%	1.62%	1.62%	(0.40)%	$9,114	—
$17.10	32.66%	1.78%	1.78%	(1.15)%	$20,851	—
$12.89	(22.02)%	1.81%	1.81%	(1.64)%	$7,257	—
$16.53	(5.54)%	1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%	1.52%	1.52%	(1.50)%	$17,887	—

$16.23	4.11%	2.62%	2.62%	(1.40)%	$184	—
$15.59	31.45%	2.78%	2.78%	(2.15)%	$1,362	—
$11.86	(22.84)%	2.81%	2.81%	(2.64)%	$108	—
$15.37	(6.51)%	2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%	2.52%	2.52%	(2.50)%	$233	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d)         Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36	6.14	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—	—
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—	—
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—	—
Service Class
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61	5.24	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—	—
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—	—
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	(0.08)
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	(0.07)
Year Ended July 31, 2015	$71.50	— (c)	(42.20)	(42.20)	(0.50)	(0.50)
Year Ended July 31, 2014	$65.00	0.60	6.00	6.60	(0.10)	(0.10)
Service Class
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—
Year Ended July 31, 2015	$69.70	(0.40)	(41.13)	(41.53)	—	—
Year Ended July 31, 2014	$63.90	(0.10)	5.90	5.80	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$24.93	26.16%	1.66%	1.66%	(0.45)%	$20,993	—
$19.76	44.97%	1.70%	1.70%	(1.26)%	$19,565	—
$13.62	(43.26)%	1.69%	1.69%	(1.56)%	$22,116	—
$24.02	63.85%	1.75%	1.75%	(1.73)%	$56,344	—
$14.66	17.37%	1.76%	1.76%	(1.74)%	$38,727	—

$21.52	24.90%	2.66%	2.66%	(1.45)%	$237	—
$17.23	43.70%	2.70%	2.70%	(2.26)%	$243	—
$11.99	(43.76)%	2.47%	2.47%	(2.34)%	$1,066	—
$21.32	62.25%	2.75%	2.75%	(2.73)%	$1,689	—
$13.14	16.18%	2.76%	2.76%	(2.74)%	$780	—

$33.55	(6.15)%	1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%	1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%	1.79%	1.78%	0.56%	$24,605	587%
$28.80	(59.24)%	1.84%	1.81%	0.09%	$13,297	724%
$71.50	10.14%	1.87%	1.87%	0.86%	$13,509	490%

$32.16	(7.08)%	2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%	2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%	2.79%	2.78%	(0.44)%	$906	587%
$28.17	(59.54)%	2.84%	2.81%	(0.91)%	$84	724%
$69.70	9.08%	2.87%	2.87%	(0.14)%	$697	490%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund(c)
Investor Class
Year Ended July 31, 2018	$40.56	(0.01)	15.62	15.61	(9.24)	(9.24)
Year Ended July 31, 2017	$32.14	(0.11)	8.53	8.42	—	—
Year Ended July 31, 2016	$30.58	(0.11)	1.67	1.56	—	—
Year Ended July 31, 2015	$27.54	(0.20)	5.19	4.99	(1.95)	(1.95)
Year Ended July 31, 2014	$22.51	(0.19)	5.22	5.03	—	—
Service Class
Year Ended July 31, 2018	$34.37	(0.37)	14.10	13.73	(9.24)	(9.24)
Year Ended July 31, 2017	$27.49	(0.42)	7.30	6.88	—	—
Year Ended July 31, 2016	$26.42	(0.35)	1.42	1.07	—	—
Year Ended July 31, 2015	$24.28	(0.46)	4.55	4.09	(1.95)	(1.95)
Year Ended July 31, 2014	$20.05	(0.41)	4.64	4.23	—	—
UltraNasdaq-100 ProFund(c)
Investor Class
Year Ended July 31, 2018	$52.09	(0.18)	23.18	23.00	—	—
Year Ended July 31, 2017	$34.41	(0.20)	17.88	17.68	—	—
Year Ended July 31, 2016	$33.73	(0.18)	0.86	0.68	—	—
Year Ended July 31, 2015	$24.81	(0.19)	9.11	8.92	—	—
Year Ended July 31, 2014	$15.88	(0.09)	9.02	8.93	—	—
Service Class
Year Ended July 31, 2018	$43.52	(0.71)	19.29	18.58	—	—
Year Ended July 31, 2017	$29.03	(0.54)	15.03	14.49	—	—
Year Ended July 31, 2016	$28.75	(0.44)	0.72	0.28	—	—
Year Ended July 31, 2015	$21.36	(0.44)	7.83	7.39	—	—
Year Ended July 31, 2014	$13.80	(0.27)	7.83	7.56	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$46.93	23.80%	1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%	1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%	1.50%	1.50%	(0.42)%	$76,445	89%
$30.58	19.26%	1.56%	1.56%	(0.67)%	$79,173	29%
$27.54	22.34%	1.60%	1.60%	(0.72)%	$62,788	40%

$38.86	22.58%	2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%	2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%	2.50%	2.50%	(1.42)%	$1,116	89%
$26.42	18.07%	2.56%	2.56%	(1.67)%	$1,978	29%
$24.28	21.10%	2.60%	2.60%	(1.72)%	$1,680	40%

$75.09	44.15%	1.41%	1.41%	(0.29)%	$497,460	3%
$52.09	51.39%	1.43%	1.43%	(0.48)%	$379,105	4%
$34.41	2.00%	1.47%	1.47%	(0.58)%	$245,418	6%
$33.73	35.97%	1.52%	1.52%	(0.65)%	$254,034	9%
$24.81	56.23%	1.57%	1.57%	(0.47)%	$234,678	5%

$62.10	42.70%	2.41%	2.41%	(1.29)%	$14,914	3%
$43.52	49.89%	2.43%	2.43%	(1.48)%	$11,189	4%
$29.03	0.97%	2.47%	2.47%	(1.58)%	$8,600	6%
$28.75	34.63%	2.52%	2.52%	(1.65)%	$9,164	9%
$21.36	54.72%	2.57%	2.57%	(1.47)%	$9,731	5%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort China ProFund(c)
Investor Class
Year Ended July 31, 2018	$54.15	(0.14)	(13.21)	(13.35)	$40.80
Year Ended July 31, 2017	$112.44	(1.12)	(57.17)	(58.29)	$54.15
Year Ended July 31, 2016	$126.26	(2.16)	(11.66)	(13.82)	$112.44
Year Ended July 31, 2015	$142.13	(2.08)	(13.79)	(15.87)	$126.26
Year Ended July 31, 2014(d)	$278.02	(3.36)	(132.53)	(135.89)	$142.13
Service Class
Year Ended July 31, 2018	$49.35	(0.52)	(12.02)	(12.54)	$36.81
Year Ended July 31, 2017	$103.50	(1.76)	(52.39)	(54.15)	$49.35
Year Ended July 31, 2016	$117.38	(3.36)	(10.52)	(13.88)	$103.50
Year Ended July 31, 2015	$133.45	(3.12)	(12.95)	(16.07)	$117.38
Year Ended July 31, 2014(d)	$264.25	(5.28)	(125.52)	(130.80)	$133.45
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2018	$26.03	(0.09)	(8.02)	(8.11)	$17.92
Year Ended July 31, 2017(e)	$39.20	(0.41)	(12.76)	(13.17)	$26.03
Year Ended July 31, 2016(e)	$49.17	(0.72)	(9.25)	(9.97)	$39.20
Year Ended July 31, 2015(e)	$62.40	(0.88)	(12.35)	(13.23)	$49.17
Year Ended July 31, 2014(e)	$78.54	(1.28)	(14.86)	(16.14)	$62.40
Service Class
Year Ended July 31, 2018	$23.59	(0.28)	(7.23)	(7.51)	$16.08
Year Ended July 31, 2017(e)	$35.89	(0.71)	(11.59)	(12.30)	$23.59
Year Ended July 31, 2016(e)	$45.49	(1.20)	(8.40)	(9.60)	$35.89
Year Ended July 31, 2015(e)	$58.33	(1.36)	(11.48)	(12.84)	$45.49
Year Ended July 31, 2014(e)	$74.30	(2.00)	(13.97)	(15.97)	$58.33

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(24.67)%	2.34%	1.78%	(0.34)%	$2,038	—
(51.85)%	2.91%	1.78%	(1.31)%	$1,389	—
(10.90)%	2.13%	1.78%	(1.61)%	$3,509	—
(11.20)%	3.04%	1.78%	(1.75)%	$4,353	—
(48.94)%	3.05%	1.78%	(1.77)%	$1,763	—

(25.43)%	3.34%	2.78%	(1.34)%	$70	—
(52.32)%	3.91%	2.78%	(2.31)%	$53	—
(11.79)%	3.13%	2.78%	(2.61)%	$102	—
(12.05)%	4.04%	2.78%	(2.75)%	$73	—
(49.45)%	4.05%	2.78%	(2.77)%	$50	—

(31.16)%	2.18%	1.78%	(0.44)%	$3,874	—
(33.60)%	2.15%	1.78%	(1.29)%	$4,865	—
(20.33)%	2.01%	1.78%	(1.61)%	$4,462	—
(21.15)%	2.74%	1.78%	(1.75)%	$3,867	—
(20.57)%	2.49%	1.78%	(1.77)%	$3,661	—

(31.84)%	3.18%	2.78%	(1.44)%	$268	—
(34.33)%	3.15%	2.78%	(2.29)%	$453	—
(21.09)%	3.01%	2.78%	(2.61)%	$677	—
(21.95)%	3.74%	2.78%	(2.75)%	$312	—
(21.53)%	3.49%	2.78%	(2.77)%	$412	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

(d)         As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on February 24, 2014.

(e)          As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2018	$21.74	(0.07)	(3.26)	(3.33)	$18.41
Year Ended July 31, 2017(c)	$39.02	(0.40)	(16.88)	(17.28)	$21.74
Year Ended July 31, 2016(c)	$50.27	(0.85)	(10.40)	(11.25)	$39.02
Year Ended July 31, 2015(c)	$38.63	(0.75)	12.39	11.64	$50.27
Year Ended July 31, 2014(c)	$59.80	(0.90)	(20.27)	(21.17)	$38.63
Service Class
Year Ended July 31, 2018	$20.30	(0.25)	(3.02)	(3.27)	$17.03
Year Ended July 31, 2017(c)	$36.79	(0.70)	(15.79)	(16.49)	$20.30
Year Ended July 31, 2016(c)	$47.87	(1.35)	(9.73)	(11.08)	$36.79
Year Ended July 31, 2015(c)	$37.14	(1.15)	11.88	10.73	$47.87
Year Ended July 31, 2014(c)	$58.09	(1.40)	(19.55)	(20.95)	$37.14
UltraShort International ProFund
Investor Class
Year Ended July 31, 2018	$14.87	(0.07)	(1.89)	(1.96)	$12.91
Year Ended July 31, 2017	$21.68	(0.27)	(6.54)	(6.81)	$14.87
Year Ended July 31, 2016	$21.49	(0.39)	0.58	0.19	$21.68
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)	$21.49
Year Ended July 31, 2014(d)	$33.12	(0.49)	(8.96)	(9.45)	$23.67
Service Class
Year Ended July 31, 2018	$13.74	(0.19)	(1.73)	(1.92)	$11.82
Year Ended July 31, 2017	$20.23	(0.46)	(6.03)	(6.49)	$13.74
Year Ended July 31, 2016	$20.26	(0.62)	0.59	(0.03)	$20.23
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)	$20.26
Year Ended July 31, 2014(d)	$31.84	(0.76)	(8.54)	(9.30)	$22.54

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(15.32)%	2.35%	1.78%	(0.40)%	$2,958	—
(44.33)%	2.21%	1.78%	(1.32)%	$2,071	—
(22.37)%	1.78%	1.78%	(1.62)%	$5,016	—
30.14%	2.10%	1.78%	(1.75)%	$4,464	—
(35.37)%	1.86%	1.78%	(1.77)%	$3,986	—

(16.11)%	3.35%	2.78%	(1.40)%	$108	—
(44.84)%	3.21%	2.78%	(2.32)%	$263	—
(23.17)%	2.78%	2.78%	(2.62)%	$1,567	—
28.94%	3.10%	2.78%	(2.75)%	$2,015	—
(36.06)%	2.86%	2.78%	(2.77)%	$1,729	—

(13.18)%	2.53%	1.84%	(0.51)%	$2,120	—
(31.41)%	2.26%	1.85%	(1.41)%	$2,920	—
0.88%	1.74%	1.74%	(1.60)%	$7,384	—
(9.21)%	2.18%	1.78%	(1.75)%	$4,978	—
(28.53)%	2.62%	1.86%	(1.85)%	$8,052	—

(13.97)%	3.52%	2.83%	(1.50)%	$29	—
(32.08)%	3.26%	2.85%	(2.41)%	$92	—
(0.15)%	2.74%	2.74%	(2.60)%	$869	—
(10.12)%	3.18%	2.78%	(2.75)%	$1,020	—
(29.21)%	3.62%	2.86%	(2.85)%	$1,280	—

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)                    As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(d)                   As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Japan ProFund(c)
Investor Class
Year Ended July 31, 2018	$47.18	(0.23)	(14.19)	(14.42)	$32.76
Year Ended July 31, 2017	$75.55	(0.75)	(27.62)	(28.37)	$47.18
Year Ended July 31, 2016	$62.40	(1.25)	14.40	13.15	$75.55
Year Ended July 31, 2015	$125.62	(1.50)	(61.72)	(63.22)	$62.40
Year Ended July 31, 2014(d)	$190.45	(2.60)	(62.23)	(64.83)	$125.62
Service Class
Year Ended July 31, 2018	$43.73	(0.61)	(13.12)	(13.73)	$30.00
Year Ended July 31, 2017	$70.74	(1.25)	(25.76)	(27.01)	$43.73
Year Ended July 31, 2016	$58.99	(1.95)	13.70	11.75	$70.74
Year Ended July 31, 2015	$119.86	(2.45)	(58.42)	(60.87)	$58.99
Year Ended July 31, 2014(d)	$183.54	(3.90)	(59.78)	(63.68)	$119.86
UltraShort Latin America ProFund(c)
Investor Class
Year Ended July 31, 2018	$40.03	(0.21)	(4.81)	(5.02)	$35.01
Year Ended July 31, 2017	$74.09	(0.70)	(33.36)	(34.06)	$40.03
Year Ended July 31, 2016	$113.33	(2.15)	(37.09)	(39.24)	$74.09
Year Ended July 31, 2015	$63.36	(1.50)	51.47	49.97	$113.33
Year Ended July 31, 2014	$85.78	(1.35)	(21.07)	(22.42)	$63.36
Service Class
Year Ended July 31, 2018	$36.45	(0.55)	(4.39)	(4.94)	$31.51
Year Ended July 31, 2017	$68.13	(1.15)	(30.53)	(31.68)	$36.45
Year Ended July 31, 2016	$105.26	(3.40)	(33.73)	(37.13)	$68.13
Year Ended July 31, 2015	$59.34	(2.30)	48.22	45.92	$105.26
Year Ended July 31, 2014	$81.08	(2.10)	(19.64)	(21.74)	$59.34

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(30.59)%	3.66%	1.78%	(0.60)%	$709	—
(37.52)%	3.16%	1.78%	(1.37)%	$1,249	—
21.07%	2.82%	1.78%	(1.62)%	$3,278	—
(50.34)%	3.54%	1.78%	(1.76)%	$1,027	—
(34.04)%	2.49%	1.78%	(1.77)%	$1,987	—

(31.31)%	4.66%	2.78%	(1.60)%	$5	—
(38.16)%	4.16%	2.78%	(2.37)%	$47	—
19.92%	3.82%	2.78%	(2.62)%	$25	—
(50.79)%	4.54%	2.78%	(2.76)%	$12	—
(34.66)%	3.49%	2.78%	(2.77)%	$38	—

(12.58)%	2.05%	1.78%	(0.60)%	$3,711	—
(45.95)%	2.29%	1.78%	(1.28)%	$4,476	—
(34.63)%	1.78%	1.78%	(1.59)%	$5,913	—
78.93%	2.18%	1.78%	(1.75)%	$6,327	—
(26.17)%	2.42%	1.78%	(1.77)%	$2,892	—

(13.53)%	3.05%	2.78%	(1.60)%	$74	—
(46.52)%	3.29%	2.78%	(2.28)%	$6,981	—
(35.25)%	2.78%	2.78%	(2.59)%	$439	—
77.34%	3.14%	2.74%	(2.71)%	$191	—
(26.82)%	3.42%	2.78%	(2.77)%	$86	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

(d)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)	$20.73
Year Ended July 31, 2017(c)	$37.96	(0.41)	(9.78)	(10.19)	$27.77
Year Ended July 31, 2016(c)	$47.51	(0.80)	(8.75)	(9.55)	$37.96
Year Ended July 31, 2015(c)	$63.15	(0.90)	(14.74)	(15.64)	$47.51
Year Ended July 31, 2014(c)	$86.31	(1.20)	(21.96)	(23.16)	$63.15
Service Class
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)	$18.73
Year Ended July 31, 2017(c)	$34.94	(0.70)	(8.94)	(9.64)	$25.30
Year Ended July 31, 2016(c)	$44.25	(1.30)	(8.01)	(9.31)	$34.94
Year Ended July 31, 2015(c)	$59.52	(1.40)	(13.87)	(15.27)	$44.25
Year Ended July 31, 2014(c)	$82.10	(1.90)	(20.68)	(22.58)	$59.52
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2018	$26.69	(0.09)	(10.24)	(10.33)	$16.36
Year Ended July 31, 2017(d)	$43.68	(0.42)	(16.57)	(16.99)	$26.69
Year Ended July 31, 2016(d)	$54.21	(0.80)	(9.73)	(10.53)	$43.68
Year Ended July 31, 2015(d)	$83.10	(1.15)	(27.74)	(28.89)	$54.21
Year Ended July 31, 2014(d)(e)	$144.43	(1.80)	(59.53)	(61.33)	$83.10
Service Class
Year Ended July 31, 2018	$26.12	(0.28)	(9.97)	(10.25)	$15.87
Year Ended July 31, 2017(d)	$43.16	(0.76)	(16.28)	(17.04)	$26.12
Year Ended July 31, 2016(d)	$54.10	(1.35)	(9.59)	(10.94)	$43.16
Year Ended July 31, 2015(d)	$83.72	(1.80)	(27.82)	(29.62)	$54.10
Year Ended July 31, 2014(d)(e)	$147.16	(2.80)	(60.64)	(63.44)	$83.72

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(25.35)%	3.12%	1.78%	(0.45)%	$1,067	—
(26.92)%	2.95%	1.77%	(1.28)%	$1,670	—
(20.00)%	2.27%	1.78%	(1.63)%	$1,737	—
(24.72)%	2.72%	1.78%	(1.75)%	$2,315	—
(26.88)%	2.76%	1.78%	(1.76)%	$1,947	—

(26.00)%	4.12%	2.78%	(1.45)%	$11	—
(27.48)%	3.95%	2.77%	(2.28)%	$14	—
(21.04)%	3.27%	2.78%	(2.63)%	$8	—
(25.71)%	3.72%	2.78%	(2.75)%	$85	—
(27.53)%	3.76%	2.78%	(2.76)%	$141	—

(38.70)%	1.76%	1.76%	(0.44)%	$12,427	—
(38.92)%	1.77%	1.77%	(1.22)%	$18,170	—
(19.37)%	1.75%	1.73%	(1.55)%	$12,361	—
(34.78)%	1.94%	1.78%	(1.75)%	$11,747	—
(42.49)%	1.96%	1.78%	(1.76)%	$8,261	—

(39.24)%	2.76%	2.76%	(1.44)%	$91	—
(39.47)%	2.77%	2.77%	(2.22)%	$126	—
(20.24)%	2.75%	2.73%	(2.55)%	$82	—
(35.36)%	2.94%	2.78%	(2.75)%	$245	—
(43.16)%	2.96%	2.78%	(2.76)%	$853	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(d)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(e)          As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund(c)
Investor Class
Year Ended July 31, 2018	$43.84	(0.10)	(13.90)	(14.00)	—	—
Year Ended July 31, 2017	$66.19	(0.68)	(21.67)	(22.35)	—	—
Year Ended July 31, 2016	$76.53	(1.32)	(9.02)	(10.34)	—	—
Year Ended July 31, 2015	$105.85	(1.56)	(27.76)	(29.32)	—	—
Year Ended July 31, 2014(d)	$138.14	(1.96)	(30.33)	(32.29)	—	—
Service Class
Year Ended July 31, 2018	$41.92	(0.45)	(13.20)	(13.65)	—	—
Year Ended July 31, 2017	$63.93	(1.16)	(20.85)	(22.01)	—	—
Year Ended July 31, 2016	$74.76	(2.08)	(8.75)	(10.83)	—	—
Year Ended July 31, 2015	$104.51	(2.40)	(27.35)	(29.75)	—	—
Year Ended July 31, 2014(d)	$137.90	(3.08)	(30.31)	(33.39)	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Service Class
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$29.84	(31.98)%	2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%	1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%	1.78%	1.78%	(1.59)%	$8,576	—
$76.53	(27.70)%	2.12%	1.78%	(1.75)%	$7,472	—
$105.85	(23.44)%	1.93%	1.78%	(1.76)%	$15,326	—

$28.27	(32.61)%	3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%	2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%	2.78%	2.78%	(2.59)%	$1,774	—
$74.76	(28.47)%	3.12%	2.78%	(2.75)%	$1,127	—
$104.51	(24.22)%	2.93%	2.78%	(2.76)%	$1,934	—

$68.79	32.65%	1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%	1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%	1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%	1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%	1.68%	1.68%	(0.85)%	$49,120	45%

$57.34	31.20%	2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%	2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%	2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%	2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%	2.68%	2.68%	(1.85)%	$3,929	45%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

(d)         As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2018	$45.01	0.48	0.48	(c)	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20	(c)	2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60		10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13		3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44		2.70	(0.34)	(0.34)
Service Class
Year Ended July 31, 2018	$42.79	0.07	0.41	(c)	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07	(c)	2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10		9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97		2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35		2.33	(0.12)	(0.12)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$45.64	2.15%	1.69%	1.69%	1.07%	$8,208	314%
$45.01	6.27%	1.65%	1.65%	1.06%	$16,755	97%
$42.70	33.41%	1.76%	1.76%	0.28%	$71,264	229%
$32.45	11.61%	1.76%	1.76%	0.85%	$8,537	305%
$29.23	10.22%	1.77%	1.74%	0.01%	$24,093	294%

$42.98	1.14%	2.67%	2.67%	0.09%	$635	314%
$42.79	5.19%	2.65%	2.65%	0.06%	$671	97%
$40.67	32.09%	2.76%	2.76%	(0.72)%	$3,106	229%
$30.83	10.49%	2.76%	2.76%	(0.15)%	$2,287	305%
$27.95	9.11%	2.77%	2.74%	(0.10)%	$2,283	294%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Notes to Financial Statements

298 :: Notes to Financial Statements :: July 31, 2018

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap ProFund
Large-Cap Value ProFund	Small-Cap Growth ProFund
Mid-Cap ProFund	Small-Cap Value ProFund
Mid-Cap Growth ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Goods UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Services UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Telecommunications UltraSector ProFund
Internet UltraSector ProFund	Utilities UltraSector ProFund
Mobile Telecommunications UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors

July 31, 2018 :: Notes to Financial Statements :: 299

and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2018, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 1.75%, dated 7/31/18, due 8/1/18(1)	RBC Capital Markets, LLC, 1.78%, dated 7/31/18, due 8/1/18(2)	NatWest Markets Securities Inc., 1.82%, dated 7/31/18, due 8/1/18(3)	Societe’ Generale, 1.85%, dated 7/31/18, due 8/1/18(4)	UMB Bank, N.A., 1.83%, dated 7/31/18, due 8/1/18(5)
Banks UltraSector ProFund	$1,143,000	$1,370,000	$1,508,000	$1,828,000	$82,000
Basic Materials UltraSector ProFund	351,000	422,000	465,000	564,000	31,000
Bear ProFund	2,448,000	2,938,000	3,231,000	3,917,000	172,000
Biotechnology UltraSector ProFund	11,392,000	13,671,000	15,038,000	18,227,000	770,000
Bull ProFund	3,086,000	3,704,000	4,075,000	4,940,000	214,000
Consumer Goods UltraSector ProFund	271,000	326,000	359,000	435,000	23,000
Consumer Services UltraSector ProFund	7,776,000	9,332,000	10,266,000	12,443,000	529,000
Europe 30 ProFund	1,000	2,000	2,000	3,000	2,000
Falling U.S. Dollar ProFund	386,000	464,000	511,000	620,000	32,000
Financials UltraSector ProFund	418,000	503,000	554,000	672,000	35,000
Health Care UltraSector ProFund	1,635,000	1,964,000	2,160,000	2,618,000	119,000
Industrials UltraSector ProFund	367,000	441,000	485,000	588,000	29,000
Internet UltraSector ProFund	16,005,000	19,206,000	21,127,000	25,609,000	1,080,000

300 :: Notes to Financial Statements :: July 31, 2018

Fund Name	HSBC Securities (USA), Inc., 1.75%, dated 7/31/18, due 8/1/18(1)	RBC Capital Markets, LLC, 1.78%, dated 7/31/18, due 8/1/18(2)	NatWest Markets Securities Inc., 1.82%, dated 7/31/18, due 8/1/18(3)	Societe’ Generale, 1.85%, dated 7/31/18, due 8/1/18(4)	UMB Bank, N.A., 1.83%, dated 7/31/18, due 8/1/18(5)
Large-Cap Growth ProFund	$14,000	$17,000	$19,000	$23,000	$3,000
Mid-Cap ProFund	1,553,000	1,863,000	2,050,000	2,485,000	109,000
Mobile Telecommunications UltraSector ProFund	174,000	210,000	231,000	281,000	17,000
Nasdaq-100 ProFund	7,248,000	8,699,000	9,569,000	11,600,000	493,000
Oil & Gas UltraSector ProFund	1,945,000	2,334,000	2,567,000	3,112,000	139,000
Oil Equipment, Services & Distribution UltraSector ProFund	361,000	433,000	477,000	579,000	30,000
Pharmaceuticals UltraSector ProFund	304,000	365,000	402,000	488,000	27,000
Precious Metals UltraSector ProFund	1,227,000	1,473,000	1,621,000	1,965,000	90,000
Real Estate UltraSector ProFund	338,000	405,000	446,000	541,000	30,000
Rising Rates Opportunity ProFund	5,082,000	6,099,000	6,709,000	8,132,000	348,000
Rising Rates Opportunity 10 ProFund	3,145,000	3,776,000	4,153,000	5,034,000	215,000
Rising U.S. Dollar ProFund	2,875,000	3,451,000	3,795,000	4,601,000	198,000
Semiconductor UltraSector ProFund	11,056,000	13,266,000	14,593,000	17,689,000	749,000
Short Nasdaq-100 ProFund	575,000	691,000	760,000	921,000	45,000
Short Oil & Gas ProFund	342,000	411,000	452,000	548,000	30,000
Short Precious Metals ProFund	1,193,000	1,432,000	1,575,000	1,910,000	86,000
Short Real Estate ProFund	324,000	389,000	428,000	519,000	29,000
Short Small-Cap ProFund	710,000	853,000	937,000	1,138,000	56,000
Small-Cap ProFund	6,183,000	7,420,000	8,162,000	9,894,000	422,000
Small-Cap Growth ProFund	22,000	26,000	29,000	35,000	4,000
Technology UltraSector ProFund	5,355,000	6,426,000	7,069,000	8,569,000	366,000
Telecommunications UltraSector ProFund	72,000	87,000	95,000	116,000	13,000
U.S. Government Plus ProFund	4,046,000	4,855,000	5,341,000	6,475,000	276,000
UltraBear ProFund	2,308,000	2,770,000	3,048,000	3,694,000	161,000
UltraBull ProFund	7,745,000	9,295,000	10,225,000	12,393,000	527,000
UltraChina ProFund	646,000	775,000	853,000	1,034,000	51,000
UltraDow 30 ProFund	1,921,000	2,306,000	2,537,000	3,075,000	134,000
UltraEmerging Markets ProFund	729,000	876,000	964,000	1,167,000	54,000
UltraInternational ProFund	1,741,000	2,089,000	2,298,000	2,785,000	123,000
UltraJapan ProFund	3,609,000	4,331,000	4,764,000	5,775,000	245,000
UltraLatin America ProFund	1,165,000	1,398,000	1,538,000	1,865,000	85,000
UltraMid-Cap ProFund	3,864,000	4,637,000	5,102,000	6,185,000	268,000
UltraNasdaq-100 ProFund	33,678,000	40,414,000	44,456,000	53,887,000	2,268,000
UltraShort China ProFund	480,000	575,000	634,000	769,000	38,000
UltraShort Dow 30 ProFund	818,000	981,000	1,080,000	1,309,000	59,000
UltraShort Emerging Markets ProFund	572,000	686,000	755,000	916,000	44,000
UltraShort International ProFund	432,000	518,000	571,000	693,000	35,000
UltraShort Japan ProFund	132,000	159,000	175,000	212,000	10,000
UltraShort Latin America ProFund	714,000	858,000	943,000	1,144,000	54,000
UltraShort Mid-Cap ProFund	194,000	234,000	257,000	312,000	18,000
UltraShort Nasdaq-100 ProFund	2,356,000	2,828,000	3,110,000	3,770,000	164,000
UltraShort Small-Cap ProFund	2,759,000	3,312,000	3,643,000	4,416,000	195,000
UltraSmall-Cap ProFund	13,035,000	15,642,000	17,207,000	20,857,000	881,000
Utilities UltraSector ProFund	401,000	482,000	530,000	643,000	31,000
	$178,722,000	$214,490,000	$235,951,000	$286,020,000	$12,338,000

Each repurchase agreement was fully collateralized by U.S. government securities as of July 31, 2018 as follows:

(1) U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at July 31, 2018, 3.054%, due 11/15/41, total value $182,339,834.

(2) U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value of $218,788,676.

(3) U.S. Treasury Bills, effective yield or interest rate in effect at July 31, 2018, 2.174%, due 1/24/19, U.S. Treasury Notes, 1.875% to 2.75%, due 1/31/22 to 6/30/23, which had an aggregate value of $241,628,811.

(4) U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $291,749,362.

(5) U.S. Treasury Notes, 1.125% to 1.625%, due 12/31/19 to 5/15/26, which had an aggregate value of $12,593,444.

July 31, 2018 :: Notes to Financial Statements :: 301

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2018, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2018. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at year-end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Mobile Telecommunications UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Telecommunications UltraSector ProFund, U.S. Government Plus ProFund, UltraBull ProFund, UltraDow ProFund, and UltraNasdaq-100 ProFund was 90%, 80%, 83%, 91%, 133%, 136%, and 146% respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2018.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund) (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

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Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar

July 31, 2018 :: Notes to Financial Statements :: 303

and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability

304 :: Notes to Financial Statements :: July 31, 2018

under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2018.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$—	$—	$—	$35,870	$—
Basic Materials UltraSector ProFund	—	184,023	—	—	—	—
Bear ProFund	—	8,677	—	31,035	—	—
Biotechnology UltraSector ProFund	—	1,068,367	—	—	—	—
Bull ProFund	53,535	4,050	—	—	9,407	—
Consumer Goods UltraSector ProFund	—	13,575	—	—	—	—
Consumer Services UltraSector ProFund	—	—	—	—	539,418	—
Financials UltraSector ProFund	—	—	—	—	5,491	—
Health Care UltraSector ProFund	—	515,626	—	—	—	—
Industrials UltraSector ProFund	—	125,473	—	—	—	—
Internet UltraSector ProFund	—	—	—	—	15,259,599	—
Mid-Cap ProFund	—	29,140	—	33,466	—	—
Mobile Telecommunications UltraSector ProFund	—	68,287	—	—	—	—
Nasdaq-100 ProFund	78,243	—	—	—	249,198	—
Oil & Gas UltraSector ProFund	—	1,003,466	—	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	218,291	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	301,317	—	—	—	—
Precious Metals UltraSector ProFund	—	—	—	—	238,564	—
Real Estate UltraSector ProFund	—	61,188	—	—	—	—
Semiconductor UltraSector ProFund	—	—	—	—	2,206,843	—
Short Nasdaq-100 ProFund	—	28,161	—	2,744	—	—
Short Oil & Gas ProFund	—	—	—	—	97,952	—
Short Precious Metals ProFund	—	—	—	—	10,074	—
Short Real Estate ProFund	—	—	—	—	24,034	—
Short Small-Cap ProFund	—	—	—	—	17,621	—
Small-Cap ProFund	—	106,407	—	49,758	—	—
Technology UltraSector ProFund	—	—	—	—	2,695,262	—
Telecommunications UltraSector ProFund	—	33,870	—	—	—	—

July 31, 2018 :: Notes to Financial Statements :: 305

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraBear ProFund	$—	$16,049	$—	$10,231	$—	$—
UltraBull ProFund	377,843	—	—	—	158,423	—
UltraChina ProFund	—	—	—	—	377,879	—
UltraDow 30 ProFund	55,265	—	—	—	50,852	—
UltraEmerging Markets ProFund	—	—	—	—	261,794	—
UltraInternational ProFund	—	—	—	—	12,862	—
UltraJapan ProFund	250,559	146	—	—	—	—
UltraLatin America ProFund	—	—	—	—	468,856	—
UltraMid-Cap ProFund	—	414,720	—	112,386	—	—
UltraNasdaq-100 ProFund	742,183	—	—	—	5,116,000	—
UltraShort China ProFund	—	66,482	—	—	—	—
UltraShort Dow 30 ProFund	—	13,653	—	2,953	—	—
UltraShort Emerging Markets ProFund	—	55,362	—	—	—	—
UltraShort International ProFund	—	2,528	—	—	—	—
UltraShort Japan ProFund	—	—	—	2,832	148	—
UltraShort Latin America ProFund	—	69,235	—	—	—	—
UltraShort Mid-Cap ProFund	2,089	—	—	—	8,500	—
UltraShort Nasdaq-100 ProFund	—	212,785	—	15,091	—	—
UltraShort Small-Cap ProFund	—	—	—	4,389	134,655	—
UltraSmall-Cap ProFund	13,254	861,044	—	—	—	—
Utilities UltraSector ProFund	—	103,869	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	1,765	—	—	12,669
Rising U.S. Dollar ProFund	—	—	141,828	—	—	15,636

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	854,475	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	137,536	—	—	—	—
U.S. Government Plus ProFund	—	—	—	—	399,705	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2018.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$557,775	$—	$—	$(95,700)	$—
Basic Materials UltraSector ProFund	—	(14,973)	—	—	235,835	—
Bear ProFund	(488,900)	(2,312,861)	—	13,501	(87,166)	—
Biotechnology UltraSector ProFund	—	4,469,147	—	—	7,795,678	—
Bull ProFund	1,612,026	1,862,169	—	(114,944)	76,931	—
Consumer Goods UltraSector ProFund	—	(276,329)	—	—	85,042	—
Consumer Services UltraSector ProFund	—	8,476,204	—	—	(754,030)	—
Financials UltraSector ProFund	—	1,339,687	—	—	(66,536)	—
Health Care UltraSector ProFund	—	801,196	—	—	1,335,352	—
Industrials UltraSector ProFund	—	1,138,481	—	—	165,519	—
Internet UltraSector ProFund	—	52,301,301	—	—	(12,645,062)	—
Mid-Cap ProFund	511,398	929,700	—	(71,194)	153,793	—

306 :: Notes to Financial Statements :: July 31, 2018

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Mobile Telecommunications UltraSector ProFund	$—	$(443,215)	$—	$—	$199,592	$—
Nasdaq-100 ProFund	2,207,744	5,364,850	—	78,143	50,590	—
Oil & Gas UltraSector ProFund	—	1,319,643	—	—	597,319	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	(669,016)	—	—	29,133	—
Pharmaceuticals UltraSector ProFund	—	(141,520)	—	—	318,046	—
Precious Metals UltraSector ProFund	—	(1,232,169)	—	—	(965,085)	—
Real Estate UltraSector ProFund	—	(198,700)	—	—	18,681	—
Semiconductor UltraSector ProFund	—	34,903,159	—	—	(520,722)	—
Short Nasdaq-100 ProFund	(121,702)	(886,859)	—	(3,536)	(15,520)	—
Short Oil & Gas ProFund	—	(306,869)	—	—	(44,919)	—
Short Precious Metals ProFund	—	320,761	—	—	220,555	—
Short Real Estate ProFund	—	(252,767)	—	—	(18,570)	—
Short Small-Cap ProFund	(18,683)	(788,549)	—	13,783	(45,747)	—
Small-Cap ProFund	296,653	5,136,505	—	(66,463)	251,601	—
Technology UltraSector ProFund	—	10,195,048	—	—	(1,556,408)	—
Telecommunications UltraSector ProFund	—	40,395	—	—	(167,494)	—
UltraBear ProFund	(337,640)	(4,854,164)	—	4,985	(32,660)	—
UltraBull ProFund	1,417,485	17,844,406	—	134,394	127,651	—
UltraChina ProFund	—	1,684,113	—	—	(909,181)	—
UltraDow 30 ProFund	1,514,539	9,043,260	—	(207,162)	(176,772)	—
UltraEmerging Markets ProFund	—	2,086,801	—	—	(1,122,556)	—
UltraInternational ProFund	—	1,400,823	—	—	(141,785)	—
UltraJapan ProFund	5,072,807	1,334	—	686,815	146	—
UltraLatin America ProFund	—	(1,199,421)	—	—	(958,702)	—
UltraMid-Cap ProFund	642,317	10,399,734	—	(177,283)	1,161,534	—
UltraNasdaq-100 ProFund	11,326,422	102,271,416	—	(481,007)	(2,368,689)	—
UltraShort China ProFund	—	(289,342)	—	—	109,520	—
UltraShort Dow 30 ProFund	(206,722)	(1,507,957)	—	37,324	50,887	—
UltraShort Emerging Markets ProFund	—	(1,289,734)	—	—	119,230	—
UltraShort International ProFund	—	(299,912)	—	—	20,250	—
UltraShort Japan ProFund	(2,179,715)	(1,352)	—	(30,840)	(148)	—
UltraShort Latin America ProFund	—	(2,793,029)	—	—	298,189	—
UltraShort Mid-Cap ProFund	(21,233)	(529,717)	—	21	(30,959)	—
UltraShort Nasdaq-100 ProFund	(245,747)	(7,376,631)	—	(17,127)	(6,168)	—
UltraShort Small-Cap ProFund	(240,517)	(9,582,885)	—	33,318	(227,380)	—
UltraSmall-Cap ProFund	1,463,078	16,750,804	—	(226,808)	1,605,380	—
Utilities UltraSector ProFund	—	(1,207,562)	—	—	(436)	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	(305,397)	—	—	(100,272)
Rising U.S. Dollar ProFund	—	—	(27,039)	—	—	933,120

Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	—	(1,414,741)	—	—	1,178,360	—
Rising Rates Opportunity 10 ProFund	—	(21,240)	—	—	212,114	—
U.S. Government Plus ProFund	7,574	282,937	—	—	(504,349)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of July 31, 2018. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

July 31, 2018 :: Notes to Financial Statements :: 307

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(25,734)	$25,734	$—	$—
Swap Agreements — UBS AG	(10,136)	10,136	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	89,148	—	—	89,148
Swap Agreements — UBS AG	94,875	—	—	94,875
Bear ProFund
Swap Agreements — Goldman Sachs International	6,732	—	—	6,732
Swap Agreements — UBS AG	1,945	—	—	1,945
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	508,264	—	—	508,264
Swap Agreements — UBS AG	560,103	(560,103)	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	(9,407)	9,407	—	—
Swap Agreements — UBS AG	4,050	—	—	4,050
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	6,432	—	—	6,432
Swap Agreements — UBS AG	7,143	—	—	7,143
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(270,873)	270,873	—	—
Swap Agreements — UBS AG	(268,545)	268,545	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	681
(Depreciation)	(4,358)
Net (Depreciation)	(3,677)	3,677	—	—
Forward Currency Contracts — UBS AG
Appreciation	1,084
(Depreciation)	(8,311)
Net (Depreciation)	(7,227)	7,227	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,108)	1,108	—	—
Swap Agreements — UBS AG	(4,383)	4,383	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	256,159	(137,913)	—	118,246
Swap Agreements — UBS AG	259,467	(259,467)	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	60,212	(60,212)	—	—
Swap Agreements — UBS AG	65,261	—	—	65,261
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(7,365,527)	7,365,527	—	—
Swap Agreements — UBS AG	(7,894,072)	7,894,072	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	20,120	—	—	20,120
Swap Agreements — UBS AG	9,020	—	—	9,020
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	9,856	—	—	9,856
Swap Agreements — UBS AG	58,431	—	—	58,431
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(125,296)	125,296	—	—
Swap Agreements — UBS AG	(123,902)	123,902	—	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	500,163	(500,163)	—	—
Swap Agreements — UBS AG	503,303	(351,954)	—	151,349
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	105,044	(105,044)	—	—
Swap Agreements — UBS AG	113,247	—	—	113,247
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	144,856	(124,115)	—	20,741
Swap Agreements — UBS AG	156,461	—	—	156,461

308 :: Notes to Financial Statements :: July 31, 2018

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(122,759)	$122,759	$—	$—
Swap Agreements — UBS AG	(115,805)	115,805	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	26,854	—	—	26,854
Swap Agreements — UBS AG	34,334	—	—	34,334
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	619,969	(619,969)	—	—
Swap Agreements — Societe’ Generale	234,506	—	(234,506)	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	94,421	—	—	94,421
Swap Agreements — Societe’ Generale	43,115	—	(43,115)	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	66,021
(Depreciation)	(8,877)
Net Appreciation	57,144	(57,137)	—	7
Forward Currency Contracts — UBS AG
Appreciation	75,807
(Depreciation)	(6,759)
Net Appreciation	69,048	—	—	69,048
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,077,789)	1,077,789	—	—
Swap Agreements — UBS AG	(1,129,054)	1,129,054	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	13,415	—	—	13,415
Swap Agreements — UBS AG	14,746	—	—	14,746
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(51,150)	51,150	—	—
Swap Agreements — UBS AG	(46,802)	46,802	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(4,642)	4,642	—	—
Swap Agreements — UBS AG	(5,432)	5,432	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(12,242)	12,242	—	—
Swap Agreements — UBS AG	(11,792)	11,792	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(8,811)	8,811	—	—
Swap Agreements — UBS AG	(8,810)	8,810	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	52,574	—	—	52,574
Swap Agreements — UBS AG	53,833	—	—	53,833
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,330,079)	1,330,079	—	—
Swap Agreements — UBS AG	(1,365,183)	1,365,183	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	16,689	—	—	16,689
Swap Agreements — UBS AG	17,181	—	—	17,181
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(345,331)	345,331	—	—
Swap Agreements — Societe’ Generale	(54,374)	30,000	—	(24,374)
UltraBear ProFund
Swap Agreements — Goldman Sachs International	13,601	—	—	13,601
Swap Agreements — UBS AG	2,448	—	—	2,448
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(75,482)	75,482	—	—
Swap Agreements — UBS AG	(82,941)	82,941	—	—

July 31, 2018 :: Notes to Financial Statements :: 309

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraChina ProFund
Swap Agreements — Goldman Sachs International	$(152,707)	$152,707	$—	$—
Swap Agreements — UBS AG	(225,172)	225,172	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(22,414)	22,414	—	—
Swap Agreements — UBS AG	(28,438)	28,438	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(123,686)	123,686	—	—
Swap Agreements — UBS AG	(138,108)	138,108	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(434)	434	—	—
Swap Agreements — UBS AG	(12,428)	12,428	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	146	—	—	146
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(235,490)	235,490	—	—
Swap Agreements — UBS AG	(233,366)	233,366	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	171,220	—	—	171,220
Swap Agreements — UBS AG	243,500	—	—	243,500
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(2,562,740)	2,562,740	—	—
Swap Agreements — UBS AG	(2,553,260)	2,553,260	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	11,462	—	—	11,462
Swap Agreements — UBS AG	55,020	—	—	55,020
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	5,982	—	—	5,982
Swap Agreements — UBS AG	7,671	—	—	7,671
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	12,926	—	—	12,926
Swap Agreements — UBS AG	42,436	—	—	42,436
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	806	—	—	806
Swap Agreements — UBS AG	1,722	—	—	1,722
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(148)	—	—	(148)
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	26,236	—	—	26,236
Swap Agreements — UBS AG	42,999	—	—	42,999
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(1,487)	1,487	—	—
Swap Agreements — UBS AG	(7,013)	7,013	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	101,858	(101,858)	—	—
Swap Agreements — UBS AG	110,927	—	—	110,927
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(68,307)	68,307	—	—
Swap Agreements — UBS AG	(66,348)	66,348	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	438,098	—	—	438,098
Swap Agreements — UBS AG	422,946	—	—	422,946
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	49,200	—	—	49,200
Swap Agreements — UBS AG	54,669	—	—	54,669

*          The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**   Financial instruments and cash received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

310 :: Notes to Financial Statements :: July 31, 2018

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ compliance date for Form N-PORT was June 1, 2018, and the ProFunds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the ProFunds are required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ compliance date for Form N-CEN was June 1, 2018, and the ProFunds will make their initial filing on Form N-CEN for the year ending July 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ adoption of these amendments had no effect on the ProFunds’ net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions

July 31, 2018 :: Notes to Financial Statements :: 311

developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•       Level 1–quoted prices in active markets for identical assets

•        Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•        Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

312 :: Notes to Financial Statements :: July 31, 2018

A summary of the valuations as of July 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$14,719,644	$—	$—	$—	$14,719,644	$—
Repurchase Agreements	—	—	5,931,000	—	5,931,000	—
Swap Agreements	—	—	—	(35,870)	—	(35,870)
Total	$14,719,644	$—	$5,931,000	$(35,870)	$20,650,644	$(35,870)
Basic Materials UltraSector ProFund
Common Stocks	$5,911,117	$—	$—	$—	$5,911,117	$—
Repurchase Agreements	—	—	1,833,000	—	1,833,000	—
Swap Agreements	—	—	—	184,023	—	184,023
Total	$5,911,117	$—	$1,833,000	$184,023	$7,744,117	$184,023
Bear ProFund
Repurchase Agreements	$—	$—	$12,706,000	$—	$12,706,000	$—
Futures Contracts	—	(31,035)	—	—	—	(31,035)
Swap Agreements	—	—	—	8,677	—	8,677
Total	$—	$(31,035)	$12,706,000	$8,677	$12,706,000	$(22,358)
Biotechnology UltraSector ProFund
Common Stocks	$194,598,885	$—	$—	$—	$194,598,885	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	59,098,000	—	59,098,000	—
Swap Agreements	—	—	—	1,068,367	—	1,068,367
Total	$194,598,885	$—	$59,179,819	$1,068,367	$253,778,704	$1,068,367
Bull ProFund
Common Stocks	$35,129,693	$—	$—	$—	$35,129,693	$—
Repurchase Agreements	—	—	16,019,000	—	16,019,000	—
Futures Contracts	—	53,535	—	—	—	53,535
Swap Agreements	—	—	—	(5,357)	—	(5,357)
Total	$35,129,693	$53,535	$16,019,000	$(5,357)	$51,148,693	$48,178
Consumer Goods UltraSector ProFund
Common Stocks	$4,597,536	$—	$—	$—	$4,597,536	$—
Repurchase Agreements	—	—	1,414,000	—	1,414,000	—
Swap Agreements	—	—	—	13,575	—	13,575
Total	$4,597,536	$—	$1,414,000	$13,575	$6,011,536	$13,575
Consumer Services UltraSector ProFund
Common Stocks	$98,359,679	$—	$—	$—	$98,359,679	$—
Repurchase Agreements	—	—	40,346,000	—	40,346,000	—
Swap Agreements	—	—	—	(539,418)	—	(539,418)
Total	$98,359,679	$—	$40,346,000	$(539,418)	$138,705,679	$(539,418)
Europe 30 ProFund
Common Stocks	$3,400,555	$—	$—	$—	$3,400,555	$—
Repurchase Agreements	—	—	10,000	—	10,000	—
Total	$3,400,555	$—	$10,000	$—	$3,410,555	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$2,013,000	$—	$2,013,000	$—
Forward Currency Contracts	—	—	—	(10,904)	—	(10,904)
Total	$—	$—	$2,013,000	$(10,904)	$2,013,000	$(10,904)

July 31, 2018 :: Notes to Financial Statements :: 313

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Financials UltraSector ProFund
Common Stocks	$7,645,264	$—	$—	$—	$7,645,264	$—
Repurchase Agreements	—	—	2,182,000	—	2,182,000	—
Swap Agreements	—	—	—	(5,491)	—	(5,491)
Total	$7,645,264	$—	$2,182,000	$(5,491)	$9,827,264	$(5,491)
Health Care UltraSector ProFund
Common Stocks	$31,782,752	$—	$—	$—	$31,782,752	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	8,496,000	—	8,496,000	—
Swap Agreements	—	—	—	515,626	—	515,626
Total	$31,782,752	$—	$8,498,079	$515,626	$40,280,831	$515,626
Industrials UltraSector ProFund
Common Stocks	$6,056,152	$—	$—	$—	$6,056,152	$—
Repurchase Agreements	—	—	1,910,000	—	1,910,000	—
Swap Agreements	—	—	—	125,473	—	125,473
Total	$6,056,152	$—	$1,910,000	$125,473	$7,966,152	$125,473
Internet UltraSector ProFund
Common Stocks	$227,388,363	$—	$—	$—	$227,388,363	$—
Repurchase Agreements	—	—	83,027,000	—	83,027,000	—
Swap Agreements	—	—	—	(15,259,599)	—	(15,259,599)
Total	$227,388,363	$—	$83,027,000	$(15,259,599)	$310,415,363	$(15,259,599)
Large-Cap Growth ProFund
Common Stocks	$34,481,359	$—	$—	$—	$34,481,359	$—
Repurchase Agreements	—	—	76,000	—	76,000	—
Total	$34,481,359	$—	$76,000	$—	$34,557,359	$—
Large-Cap Value ProFund
Common Stocks	$5,879,508	$—	$—	$—	$5,879,508	$—
Total	$5,879,508	$—	$—	$—	$5,879,508	$—
Mid-Cap ProFund
Common Stocks	$12,523,129	$—	$—	$—	$12,523,129	$—
Repurchase Agreements	—	—	8,060,000	—	8,060,000	—
Futures Contracts	—	(33,466)	—	—	—	(33,466)
Swap Agreements	—	—	—	29,140	—	29,140
Total	$12,523,129	$(33,466)	$8,060,000	$29,140	$20,583,129	$(4,326)
Mid-Cap Growth ProFund
Common Stocks	$20,910,160	$—	$—	$—	$20,910,160	$—
Total	$20,910,160	$—	$—	$—	$20,910,160	$—
Mid-Cap Value ProFund
Common Stocks	$8,311,536	$—	$—	$—	$8,311,536	$—
Total	$8,311,536	$—	$—	$—	$8,311,536	$—
Mobile Telecommunications UltraSector ProFund
Common Stocks	$1,605,159	$—	$—	$—	$1,605,159	$—
Repurchase Agreements	—	—	913,000	—	913,000	—
Swap Agreements	—	—	—	68,287	—	68,287
Total	$1,605,159	$—	$913,000	$68,287	$2,518,159	$68,287
Nasdaq-100 ProFund
Common Stocks	$55,543,761	$—	$—	$—	$55,543,761	$—
Repurchase Agreements	—	—	37,609,000	—	37,609,000	—
Futures Contracts	—	78,243	—	—	—	78,243
Swap Agreements	—	—	—	(249,198)	—	(249,198)
Total	$55,543,761	$78,243	$37,609,000	$(249,198)	$93,152,761	$(170,955)

314 :: Notes to Financial Statements :: July 31, 2018

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil & Gas UltraSector ProFund
Common Stocks	$34,228,285	$—	$—	$—	$34,228,285	$—
Repurchase Agreements	—	—	10,097,000	—	10,097,000	—
Swap Agreements	—	—	—	1,003,466	—	1,003,466
Total	$34,228,285	$—	$10,097,000	$1,003,466	$44,325,285	$1,003,466
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$6,100,182	$—	$—	$—	$6,100,182	$—
Repurchase Agreements	—	—	1,880,000	—	1,880,000	—
Swap Agreements	—	—	—	218,291	—	218,291
Total	$6,100,182	$—	$1,880,000	$218,291	$7,980,182	$218,291
Pharmaceuticals UltraSector ProFund
Common Stocks	$4,639,613	$—	$—	$—	$4,639,613	$—
Repurchase Agreements	—	—	1,586,000	—	1,586,000	—
Swap Agreements	—	—	—	301,317	—	301,317
Total	$4,639,613	$—	$1,586,000	$301,317	$6,225,613	$301,317
Precious Metals UltraSector ProFund
Common Stocks	$19,984,752	$—	$—	$—	$19,984,752	$—
Repurchase Agreements	—	—	6,376,000	—	6,376,000	—
Swap Agreements	—	—	—	(238,564)	—	(238,564)
Total	$19,984,752	$—	$6,376,000	$(238,564)	$26,360,752	$(238,564)
Real Estate UltraSector ProFund
Common Stocks	$5,140,908	$—	$—	$—	$5,140,908	$—
Repurchase Agreements	—	—	1,760,000	—	1,760,000	—
Swap Agreements	—	—	—	61,188	—	61,188
Total	$5,140,908	$—	$1,760,000	$61,188	$6,900,908	$61,188
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$26,370,000	$—	$26,370,000	$—
Swap Agreements	—	—	—	854,475	—	854,475
Total	$—	$—	$26,370,000	$854,475	$26,370,000	$854,475
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$16,323,000	$—	$16,323,000	$—
Swap Agreements	—	—	—	137,536	—	137,536
Total	$—	$—	$16,323,000	$137,536	$16,323,000	$137,536
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$14,920,000	$—	$14,920,000	$—
Forward Currency Contracts	—	—	—	126,192	—	126,192
Total	$—	$—	$14,920,000	$126,192	$14,920,000	$126,192
Semiconductor UltraSector ProFund
Common Stocks	$194,895,041	$—	$—	$—	$194,895,041	$—
Repurchase Agreements	—	—	57,353,000	—	57,353,000	—
Swap Agreements	—	—	—	(2,206,843)	—	(2,206,843)
Total	$194,895,041	$—	$57,353,000	$(2,206,843)	$252,248,041	$(2,206,843)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$2,992,000	$—	$2,992,000	$—
Futures Contracts	—	(2,744)	—	—	—	(2,744)
Swap Agreements	—	—	—	28,161	—	28,161
Total	$—	$(2,744)	$2,992,000	$28,161	$2,992,000	$25,417

July 31, 2018 :: Notes to Financial Statements :: 315

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,783,000	$—	$1,783,000	$—
Swap Agreements	—	—	—	(97,952)	—	(97,952)
Total	$—	$—	$1,783,000	$(97,952)	$1,783,000	$(97,952)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$6,196,000	$—	$6,196,000	$—
Swap Agreements	—	—	—	(10,074)	—	(10,074)
Total	$—	$—	$6,196,000	$(10,074)	$6,196,000	$(10,074)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,689,000	$—	$1,689,000	$—
Swap Agreements	—	—	—	(24,034)	—	(24,034)
Total	$—	$—	$1,689,000	$(24,034)	$1,689,000	$(24,034)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$3,694,000	$—	$3,694,000	$—
Swap Agreements	—	—	—	(17,621)	—	(17,621)
Total	$—	$—	$3,694,000	$(17,621)	$3,694,000	$(17,621)
Small-Cap ProFund
Common Stocks	$11,876,776	$—	$—	$—	$11,876,776	$—
Contingent Right	—	—	220	—	220	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	32,081,000	—	32,081,000	—
Futures Contracts	—	(49,758)	—	—	—	(49,758)
Swap Agreements	—	—	—	106,407	—	106,407
Total	$11,876,776	$(49,758)	$32,081,220	$106,407	$43,957,996	$56,649
Small-Cap Growth ProFund
Common Stocks	$30,333,564	$—	$—	$—	$30,333,564	$—
Repurchase Agreements	—	—	116,000	—	116,000	—
Total	$30,333,564	$—	$116,000	$—	$30,449,564	$—
Small-Cap Value ProFund
Common Stocks	$33,139,839	$—	$—	$—	$33,139,839	$—
Total	$33,139,839	$—	$—	$—	$33,139,839	$—
Technology UltraSector ProFund
Common Stocks	$78,346,099	$—	$—	$—	$78,346,099	$—
Repurchase Agreements	—	—	27,785,000	—	27,785,000	—
Swap Agreements	—	—	—	(2,695,262)	—	(2,695,262)
Total	$78,346,099	$—	$27,785,000	$(2,695,262)	$106,131,099	$(2,695,262)
Telecommunications UltraSector ProFund
Common Stocks	$1,001,479	$—	$—	$—	$1,001,479	$—
Repurchase Agreements	—	—	383,000	—	383,000	—
Swap Agreements	—	—	—	33,870	—	33,870
Total	$1,001,479	$—	$383,000	$33,870	$1,384,479	$33,870
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$4,055,489	$—	$4,055,489	$—
Repurchase Agreements	—	—	20,993,000	—	20,993,000	—
Swap Agreements	—	—	—	(399,705)	—	(399,705)
Total	$—	$—	$25,048,489	$(399,705)	$25,048,489	$(399,705)
UltraBear ProFund
Repurchase Agreements	$—	$—	$11,981,000	$—	$11,981,000	$—
Futures Contracts	—	(10,231)	—	—	—	(10,231)
Swap Agreements	—	—	—	16,049	—	16,049
Total	$—	$(10,231)	$11,981,000	$16,049	$11,981,000	$5,818

316 :: Notes to Financial Statements :: July 31, 2018

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraBull ProFund
Common Stocks	$144,421,796	$—	$—	$—	$144,421,796	$—
Repurchase Agreements	—	—	40,185,000	—	40,185,000	—
Futures Contracts	—	377,843	—	—	—	377,843
Swap Agreements	—	—	—	(158,423)	—	(158,423)
Total	$144,421,796	$377,843	$40,185,000	$(158,423)	$184,606,796	$219,420
UltraChina ProFund
Common Stocks	$24,633,828	$—	$—	$—	$24,633,828	$—
Repurchase Agreements	—	—	3,359,000	—	3,359,000	—
Swap Agreements	—	—	—	(377,879)	—	(377,879)
Total	$24,633,828	$—	$3,359,000	$(377,879)	$27,992,828	$(377,879)
UltraDow 30 ProFund
Common Stocks	$28,861,525	$—	$—	$—	$28,861,525	$—
Repurchase Agreements	—	—	9,973,000	—	9,973,000	—
Futures Contracts	—	55,265	—	—	—	55,265
Swap Agreements	—	—	—	(50,852)	—	(50,852)
Total	$28,861,525	$55,265	$9,973,000	$(50,852)	$38,834,525	$4,413
UltraEmerging Markets ProFund
Common Stocks	$19,152,024	$—	$—	$—	$19,152,024	$—
Preferred Stock	351,948	—	—	—	351,948	—
Repurchase Agreements	—	—	3,790,000	—	3,790,000	—
Swap Agreements	—	—	—	(261,794)	—	(261,794)
Total	$19,503,972	$—	$3,790,000	$(261,794)	$23,293,972	$(261,794)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$9,036,000	$—	$9,036,000	$—
Swap Agreements	—	—	—	(12,862)	—	(12,862)
Total	$—	$—	$9,036,000	$(12,862)	$9,036,000	$(12,862)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$18,724,000	$—	$18,724,000	$—
Futures Contracts	—	250,559	—	—	—	250,559
Swap Agreement	—	—	—	146	—	146
Total	$—	$250,559	$18,724,000	$146	$18,724,000	$250,705
UltraLatin America ProFund
Common Stocks	$31,716,847	$—	$—	$—	$31,716,847	$—
Preferred Stocks	1,666,009	—	—	—	1,666,009	—
Repurchase Agreements	—	—	6,051,000	—	6,051,000	—
Swap Agreements	—	—	—	(468,856)	—	(468,856)
Total	$33,382,856	$—	$6,051,000	$(468,856)	$39,433,856	$(468,856)
UltraMid-Cap ProFund
Common Stocks	$68,023,359	$—	$—	$—	$68,023,359	$—
Repurchase Agreements	—	—	20,056,000	—	20,056,000	—
Futures Contracts	—	(112,386)	—	—	—	(112,386)
Swap Agreements	—	—	—	414,720	—	414,720
Total	$68,023,359	$(112,386)	$20,056,000	$414,720	$88,079,359	$302,334
UltraNasdaq-100 ProFund
Common Stocks	$328,055,338	$—	$—	$—	$328,055,338	$—
Repurchase Agreements	—	—	174,703,000	—	174,703,000	—
Futures Contracts	—	742,183	—	—	—	742,183
Swap Agreements	—	—	—	(5,116,000)	—	(5,116,000)
Total	$328,055,338	$742,183	$174,703,000	$(5,116,000)	$502,758,338	$(4,373,817)

July 31, 2018 :: Notes to Financial Statements :: 317

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,496,000	$—	$2,496,000	$—
Swap Agreements	—	—	—	66,482	—	66,482
Total	$—	$—	$2,496,000	$66,482	$2,496,000	$66,482
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,247,000	$—	$4,247,000	$—
Futures Contracts	—	(2,953)	—	—	—	(2,953)
Swap Agreements	—	—	—	13,653	—	13,653
Total	$—	$(2,953)	$4,247,000	$13,653	$4,247,000	$10,700
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$2,973,000	$—	$2,973,000	$—
Swap Agreements	—	—	—	55,362	—	55,362
Total	$—	$—	$2,973,000	$55,362	$2,973,000	$55,362
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,249,000	$—	$2,249,000	$—
Swap Agreements	—	—	—	2,528	—	2,528
Total	$—	$—	$2,249,000	$2,528	$2,249,000	$2,528
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$688,000	$—	$688,000	$—
Futures Contracts	—	(2,832)	—	—	—	(2,832)
Swap Agreement	—	—	—	(148)	—	(148)
Total	$—	$(2,832)	$688,000	$(148)	$688,000	$(2,980)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$3,713,000	$—	$3,713,000	$—
Swap Agreements	—	—	—	69,235	—	69,235
Total	$—	$—	$3,713,000	$69,235	$3,713,000	$69,235
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,015,000	$—	$1,015,000	$—
Futures Contracts	—	2,089	—	—	—	2,089
Swap Agreements	—	—	—	(8,500)	—	(8,500)
Total	$—	$2,089	$1,015,000	$(8,500)	$1,015,000	$(6,411)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$12,228,000	$—	$12,228,000	$—
Futures Contracts	—	(15,091)	—	—	—	(15,091)
Swap Agreements	—	—	—	212,785	—	212,785
Total	$—	$(15,091)	$12,228,000	$212,785	$12,228,000	$197,694
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$14,325,000	$—	$14,325,000	$—
Futures Contracts	—	(4,389)	—	—	—	(4,389)
Swap Agreements	—	—	—	(134,655)	—	(134,655)
Total	$—	$(4,389)	$14,325,000	$(134,655)	$14,325,000	$(139,044)
UltraSmall-Cap ProFund
Common Stocks	$31,205,648	$—	$—	$—	$31,205,648	$—
Contingent Right	—	—	2,058	—	2,058	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	67,622,000	—	67,622,000	—
Futures Contracts	—	13,254	—	—	—	13,254
Swap Agreements	—	—	—	861,044	—	861,044
Total	$31,205,648	$13,254	$67,624,058	$861,044	$98,829,706	$874,298

318 :: Notes to Financial Statements :: July 31, 2018

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Utilities UltraSector ProFund
Common Stocks	$6,624,016	$—	$—	$—	$6,624,016	$—
Repurchase Agreements	—	—	2,087,000	—	2,087,000	—
Swap Agreements	—	—	—	103,869	—	103,869
Total	$6,624,016	$—	$2,087,000	$103,869	$8,711,016	$103,869

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2018, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas, Inc.) (“DIMA”) is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets. On July 2, 2018, Deutsche Investment Management Americas, Inc. was renamed to DWS Investment Management Americas, Inc.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receives $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting, and $3,000 for attending each telephonic meeting. During the year ended July 31, 2018, actual Trustee compensation was $702,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

July 31, 2018 :: Notes to Financial Statements :: 319

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2016 through November 30, 2017		For the Period December 1, 2017 through November 30, 2018
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Technology UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.78%	2.78%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.78%	2.78%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.95%	2.95%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%

320 :: Notes to Financial Statements :: July 31, 2018

	For the Period December 1, 2016 through November 30, 2017		For the Period December 1, 2017 through November 30, 2018
	Investor Class	Service Class	Investor Class	Service Class
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2018, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/18	Expires 11/30/19	Expires 11/30/20	Expires 11/30/21	Total
Europe 30 ProFund	$—	$—	$—	$16,029	$16,029
Falling U.S. Dollar ProFund	16,469	48,840	67,267	9,656	142,232
Large-Cap Value ProFund	6,741	—	—	6,746	13,487
Mid-Cap Value ProFund	43,347	—	4,060	7,050	54,457
Mobile Telecommunications UltraSector ProFund	8,325	23,716	3,131	12,792	47,964
Real Estate UltraSector ProFund	—	—	—	2,427	2,427
Short Nasdaq-100 ProFund	—	48,333	33,906	12,902	95,141
Short Oil & Gas ProFund	—	34,360	24,991	13,617	72,968
Short Precious Metals ProFund	—	14,332	8,141	23,670	46,143
Short Real Estate ProFund	9,193	37,470	36,563	10,226	93,452
Short Small-Cap ProFund	—	—	20,557	16,231	36,788
Telecommunications UltraSector ProFund	—	—	33,788	10,652	44,440
UltraBear ProFund	—	—	—	2,075	2,075
UltraShort China ProFund	18,254	24,417	30,039	6,602	79,312
UltraShort Dow 30 ProFund	22,818	17,072	17,495	11,473	68,858
UltraShort Emerging Markets ProFund	—	3,988	32,563	8,623	45,174
UltraShort International ProFund	—	—	15,375	10,394	25,769
UltraShort Japan ProFund	30,725	17,764	41,015	20,179	109,683
UltraShort Latin America ProFund	—	16,784	—	25,621	42,405
UltraShort Mid-Cap ProFund	10,784	29,761	21,994	15,313	77,852
UltraShort Small-Cap ProFund	14,077	—	—	32,177	46,254

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is executed at the current market price to save costs where allowed. Pursuant to these procedures, for the year ended July 31, 2018, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$1,701,366	$12,724,040	$568,836
Large-Cap Growth ProFund	4,555,110	2,862,463	112,253
Large-Cap Value ProFund	1,272,555	1,729,362	117,002
Mid-Cap ProFund	1,580,798	2,767,434	22,454
Mid-Cap Growth ProFund	2,000,736	1,432,663	(38,303)
Mid-Cap Value ProFund	626,755	168,186	(5,658)
Small-Cap ProFund	2,013,481	3,831,734	107,159
Small-Cap Growth ProFund	6,445,443	7,470,058	(89,676)
Small-Cap Value ProFund	1,757,753	3,369,950	(100,198)
UltraBull ProFund	18,205,457	5,447,392	(400,886)
UltraMid-Cap ProFund	2,767,434	—	—
UltraSmall-Cap ProFund	3,831,734	2,013,481	(18,686)

July 31, 2018 :: Notes to Financial Statements :: 321

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2018 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$83,251,788	$82,585,337
Basic Materials UltraSector ProFund	92,262,595	92,854,696
Biotechnology UltraSector ProFund	25,243,910	95,265,055
Bull ProFund	11,600,655	21,522,849
Consumer Goods UltraSector ProFund	12,529,694	28,897,020
Consumer Services UltraSector ProFund	80,580,286	15,130,779
Europe 30 ProFund	65,536,640	74,195,349
Financials UltraSector ProFund	62,680,782	69,766,019
Health Care UltraSector ProFund	41,080,367	57,406,281
Industrials UltraSector ProFund	45,655,117	60,375,668
Internet UltraSector ProFund	181,334,364	97,546,328
Large-Cap Growth ProFund	117,534,201	125,409,476
Large-Cap Value ProFund	69,203,099	73,357,866
Mid-Cap ProFund	5,346,139	20,858,860
Mid-Cap Growth ProFund	79,424,864	70,509,271
Mid-Cap Value ProFund	22,232,540	22,868,461
Mobile Telecommunications UltraSector ProFund	21,770,732	22,749,834
Nasdaq-100 ProFund	2,358,341	1,270,621
Oil & Gas UltraSector ProFund	47,004,700	32,096,989
Oil Equipment, Services & Distribution UltraSector ProFund	35,749,173	38,573,384
Pharmaceuticals UltraSector ProFund	11,232,806	13,317,058
Precious Metals UltraSector ProFund	37,007,550	35,561,500
Real Estate UltraSector ProFund	26,252,605	29,000,067
Semiconductor UltraSector ProFund	135,776,154	107,123,049
Small-Cap ProFund	11,398,264	6,178,184
Small-Cap Growth ProFund	166,132,861	158,837,456
Small-Cap Value ProFund	129,101,724	113,112,891
Technology UltraSector ProFund	112,894,372	105,534,137
Telecommunications UltraSector ProFund	7,530,090	8,042,835
UltraBull ProFund	211,590,741	174,995,149
UltraChina ProFund	110,529,925	117,020,315
UltraDow 30 ProFund	23,929,113	18,066,330
UltraEmerging Markets ProFund	47,341,418	88,373,727
UltraLatin America ProFund	109,943,657	101,348,508
UltraMid-Cap ProFund	20,337,523	33,015,145
UltraNasdaq-100 ProFund	80,978,937	6,189,713
UltraSmall-Cap ProFund	8,977,524	11,587,960
Utilities UltraSector ProFund	38,385,802	44,118,621

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2018 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$41,752,306	$42,855,458

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation

322 :: Notes to Financial Statements :: July 31, 2018

risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying

July 31, 2018 :: Notes to Financial Statements :: 323

holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund achieving high, or even positive, returns. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

324 :: Notes to Financial Statements :: July 31, 2018

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2017				Year Ended 2016
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Europe 30 ProFund	$220,663	$—	$—	$220,663	$318,494	$—	$—	$318,494
October 31
Basic Materials UltraSector ProFund	—	—	50,022	50,022	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	67,674	—	73	67,747
Industrials UltraSector ProFund	—	—	—	—	—	50,910	—	50,910
Internet UltraSector ProFund	137,696	—	—	137,696	4,518,388	2,506,100	—	7,024,488
Large-Cap Growth ProFund	266,558	62,113	—	328,671	18,183	—	—	18,183
Large-Cap Value ProFund	73,235	—	—	73,235	88,531	47,061	—	135,592
Mid-Cap ProFund	—	—	—	—	79,318	14,248	1,101	94,667
Mid-Cap Value ProFund	230,594	10,326	—	240,920	—	—	—	—
Oil & Gas UltraSector ProFund	201,131	—	—	201,131	116,869	—	—	116,869
Oil Equipment, Services & Distribution UltraSector ProFund	14,512	—	—	14,512	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	11,676	—	9,941	21,617
Real Estate UltraSector ProFund	269,846	—	31,295	301,141	140,649	—	—	140,649
Semiconductor UltraSector ProFund	530,298	86,731	—	617,029	70,057	112,189	—	182,246
Small-Cap Growth ProFund	—	—	—	—	—	659,882	—	659,882
Telecommunications UltraSector ProFund	—	—	—	—	231,016	—	—	231,016
UltraLatin America ProFund	72,224	—	—	72,224	46,898	—	—	46,898
Utilities UltraSector ProFund	150,805	—	—	150,805	141,221	—	—	141,221

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$—	$—	$—	$(82,558,629)	$(61,905)	$(82,620,534)
Bull ProFund	86,910	292,455	—	—	23,318,720	23,698,085
Europe 30 ProFund	237,470	—	—	(9,367,412)	1,199,552	(7,930,390)
UltraBear ProFund	—	—	—	(122,934,085)	58,045	(122,876,040)
UltraBull ProFund	630,546	139,612	—	—	28,872,136	29,642,294
UltraJapan ProFund	—	428,386	—	—	—	428,386
UltraNasdaq-100 ProFund	22,095,498	1,274,905	—	—	132,362,678	155,733,081
UltraShort Nasdaq-100 ProFund	—	—	—	(73,994,840)	164,004	(73,830,836)
October 31
Banks UltraSector ProFund	—	—	—	(2,097,287)	4,773,558	2,676,271
Basic Materials UltraSector ProFund	—	—	—	(4,379,225)	3,469,195	(910,030)
Biotechnology UltraSector ProFund	10,793,731	9,367,471	—	—	98,837,391	118,998,593
Consumer Goods UltraSector ProFund	56,664	117,269	—	—	2,357,726	2,531,659
Consumer Services UltraSector ProFund	981,388	878	—	—	11,811,649	12,793,915
Falling U.S. Dollar ProFund	—	—	—	(2,355,127)	—	(2,355,127)
Financials UltraSector ProFund	—	—	—	(3,787,779)	3,077,845	(709,934)
Health Care UltraSector ProFund	1,865,832	578,437	—	—	8,012,699	10,456,968
Industrials UltraSector ProFund	1,280,859	18,611	—	—	3,533,987	4,833,457
Internet UltraSector ProFund	13,302,408	1,921,311	—	—	46,191,450	61,415,169
Large-Cap Growth ProFund	312,185	25,039	—	—	8,729,016	9,066,240

July 31, 2018 :: Notes to Financial Statements :: 325

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Large-Cap Value ProFund	$141,428	$14,344	$—	$—	$2,061,975	$2,217,747
Mid-Cap ProFund	3,812,230	183,129	—	—	5,932,983	9,928,342
Mid-Cap Growth ProFund	—	—	—	(1,525,585)	2,160,096	634,511
Mid-Cap Value ProFund	385,579	470,659	—	—	1,684,332	2,540,570
Mobile Telecommunications UltraSector ProFund	—	—	—	(4,773,989)	373,010	(4,400,979)
Nasdaq-100 ProFund	651,279	—	—	—	26,603,259	27,254,538
Oil & Gas UltraSector ProFund	145,275	—	—	(9,375,836)	8,116,432	(1,114,129)
Oil Equipment, Services & Distribution UltraSector ProFund	246,550	—	—	(14,857,399)	(881,893)	(15,492,742)
Pharmaceuticals UltraSector ProFund	206,756	251,076	—	—	1,857,858	2,315,690
Precious Metals UltraSector ProFund	—	—	—	(61,253,220)	(3,127,384)	(64,380,604)
Real Estate UltraSector ProFund	—	—	—	(2,554,234)	2,492,369	(61,865)
Rising Rates Opportunity ProFund	—	—	—	(150,399,095)	(301,381)	(150,700,476)
Rising Rates Opportunity 10 ProFund	—	—	—	(19,913,615)	(4,718)	(19,918,333)
Rising U.S. Dollar ProFund	—	—	—	(275,137)	—	(275,137)
Semiconductor UltraSector ProFund	25,125,624	38,225	—	—	61,738,253	86,902,102
Short Nasdaq-100 ProFund	—	—	—	(20,887,528)	(9,184)	(20,896,712)
Short Oil & Gas ProFund	—	—	—	(10,422,686)	(25,377)	(10,448,063)
Short Precious Metals ProFund	—	—	—	(13,138,988)	225,821	(12,913,167)
Short Real Estate ProFund	—	—	—	(28,340,222)	1,600	(28,338,622)
Short Small-Cap ProFund	—	—	—	(28,233,259)	6,595	(28,226,664)
Small-Cap ProFund	—	—	—	(263,161)	822,171	559,010
Small-Cap Growth ProFund	—	—	—	(406,179)	3,098,539	2,692,360
Small-Cap Value ProFund	—	—	—	(121,639)	1,987,503	1,865,864
Technology UltraSector ProFund	2,760,023	98,675	—	—	15,330,800	18,189,498
Telecommunications UltraSector ProFund	156,038	—	—	(1,379,280)	229,559	(993,683)
U.S. Government Plus ProFund	—	—	—	(5,337,287)	160,752	(5,176,535)
UltraChina ProFund	348,919	—	—	(6,609,560)	4,976,664	(1,283,977)
UltraDow 30 ProFund	1,333,716	228,620	—	—	9,528,367	11,090,703
UltraEmerging Markets ProFund	66,295	—	—	(26,952,846)	6,956,654	(19,929,897)
UltraInternational ProFund	—	—	—	(335,764)	231,006	(104,758)
UltraLatin America ProFund	—	—	—	(13,694,437)	1,100,099	(12,594,338)
UltraMid-Cap ProFund	5,954,301	1,296,799	—	—	16,546,924	23,798,024
UltraShort China ProFund	—	—	—	(9,481,583)	(71,044)	(9,552,627)
UltraShort Dow 30 ProFund	—	—	—	(22,068,513)	18,347	(22,050,166)
UltraShort Emerging Markets ProFund	—	—	—	(21,933,596)	(24,131)	(21,957,727)
UltraShort International ProFund	—	—	—	(24,782,537)	(31,506)	(24,814,043)
UltraShort Japan ProFund	—	—	—	(12,702,874)	—	(12,702,874)
UltraShort Latin America ProFund	—	—	—	(18,556,907)	714,858	(17,842,049)
UltraShort Mid-Cap ProFund	—	—	—	(11,742,022)	7,408	(11,734,614)
UltraShort Small-Cap ProFund	—	—	—	(63,970,641)	53,549	(63,917,092)
UltraSmall-Cap ProFund	673,023	76,680	—	—	8,951,041	9,700,744
Utilities UltraSector ProFund	151,105	—	—	(3,106,448)	4,668,366	1,713,023

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2017 and December 31, 2017, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2018 and December 31, 2018:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bear ProFund	$86,479
UltraBear ProFund	306,819

326 :: Notes to Financial Statements :: July 31, 2018

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Banks UltraSector ProFund	$7,460
Basic Materials UltraSector ProFund	54,923
Falling U.S. Dollar ProFund	29,436
Financials UltraSector ProFund	105,303
Mid-Cap Growth ProFund	111,280
Mobile Telecommunications UltraSector ProFund	127,564
Precious Metals UltraSector ProFund	223,239
Rising Rates Opportunity ProFund	344,798
Rising Rates Opportunity 10 ProFund	92,909
Rising U.S. Dollar ProFund	275,137
Short Nasdaq-100 ProFund	28,993
Short Oil & Gas ProFund	26,322
Short Precious Metals ProFund	56,996
Short Real Estate ProFund	9,162
Short Small-Cap ProFund	49,433
Small-Cap ProFund	243,302
Small-Cap Growth ProFund	175,693
Small-Cap Value ProFund	121,639
U.S. Government Plus ProFund	22,810
UltraInternational ProFund	113,863
UltraLatin America ProFund	14,219
UltraShort China ProFund	18,943
UltraShort Dow 30 ProFund	42,912
UltraShort Emerging Markets ProFund	35,454
UltraShort International ProFund	35,829
UltraShort Japan ProFund	19,231
UltraShort Latin America ProFund	64,185
UltraShort Mid-Cap ProFund	18,314
UltraShort Small-Cap ProFund	107,792

As of the end of their respective tax years ended October 31, 2017 and December 31, 2017, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	Expiring 2018	Expiring 2019	No Expiration Date	Total
Banks UltraSector ProFund	$—	$2,089,827	$—	$2,089,827
Basic Materials UltraSector ProFund	2,208,186	2,116,116	—	4,324,302
Bear ProFund	27,224,744	—	55,247,406	82,472,150
Europe 30 ProFund	5,293,628	—	4,073,784	9,367,412
Falling U.S. Dollar ProFund	243,456	51,785	2,030,450	2,325,691
Financials UltraSector ProFund	2,990,547	691,929	—	3,682,476
Mid-Cap Growth ProFund	—	—	1,414,305	1,414,305
Mobile Telecommunications UltraSector ProFund	2,009,584	1,089,654	1,547,187	4,646,425
Oil & Gas UltraSector ProFund	—	—	9,375,836	9,375,836
Oil Equipment, Services & Distribution UltraSector ProFund	2,172,937	5,736,807	6,947,655	14,857,399
Precious Metals UltraSector ProFund	—	1,987,217	59,042,764	61,029,981
Real Estate UltraSector ProFund	—	2,554,234	—	2,554,234
Rising Rates Opportunity ProFund	56,646,735	54,674,918	38,732,644	150,054,297
Rising Rates Opportunity 10 ProFund	11,518,808	4,908,249	3,393,649	19,820,706
Short Nasdaq-100 ProFund	3,277,560	—	17,580,975	20,858,535
Short Oil & Gas ProFund	7,992,827	714,439	1,689,098	10,396,364
Short Precious Metals ProFund	4,821,283	854,572	7,406,137	13,081,992
Short Real Estate ProFund	22,825,780	1,934,290	3,570,990	28,331,060
Short Small-Cap ProFund	15,009,115	1,034,222	12,140,489	28,183,826
Small-Cap ProFund	—	—	19,859	19,859
Small-Cap Growth ProFund	—	—	230,486	230,486
Telecommunications UltraSector ProFund	—	—	1,379,280	1,379,280
U.S. Government Plus ProFund	—	—	5,314,477	5,314,477
UltraBear ProFund	45,770,369	—	76,856,897	122,627,266

July 31, 2018 :: Notes to Financial Statements :: 327

Fund	Expiring 2018	Expiring 2019	No Expiration Date	Total
UltraChina ProFund	$—	$4,228,133	$2,381,427	$6,609,560
UltraEmerging Markets ProFund	9,632,451	10,206,592	7,113,803	26,952,846
UltraInternational ProFund	—	221,901	—	221,901
UltraLatin America ProFund	5,526,655	—	8,153,563	13,680,218
UltraShort China ProFund	2,251,078	1,732,067	5,479,495	9,462,640
UltraShort Dow 30 ProFund	3,456,513	2,986,357	15,582,731	22,025,601
UltraShort Emerging Markets ProFund	8,202,601	3,280,040	10,415,501	21,898,142
UltraShort International ProFund	6,213,490	5,098,054	13,435,164	24,746,708
UltraShort Japan ProFund	799,099	3,511,877	8,372,667	12,683,643
UltraShort Latin America ProFund	5,432,825	888,460	12,171,437	18,492,722
UltraShort Mid-Cap ProFund	3,530,168	1,209,276	6,984,264	11,723,708
UltraShort Nasdaq-100 ProFund	24,229,670	—	49,765,170	73,994,840
UltraShort Small-Cap ProFund	22,897,260	8,705,776	32,259,813	63,862,849
Utilities UltraSector ProFund	—	814,961	2,291,487	3,106,448

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of July 31, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banks UltraSector ProFund	$15,077,856	$8,261,573	$(2,724,655)	$5,536,918
Basic Materials UltraSector ProFund	5,293,556	3,492,057	(857,473)	2,634,584
Bear ProFund	12,706,000	8,677	(31,035)	(22,358)
Biotechnology UltraSector ProFund	151,481,982	108,830,124	(5,465,035)	103,365,089
Bull ProFund	28,519,824	25,428,555	(2,751,508)	22,677,047
Consumer Goods UltraSector ProFund	4,321,439	1,935,858	(232,186)	1,703,672
Consumer Services UltraSector ProFund	119,391,572	20,693,642	(1,918,953)	18,774,689
Europe 30 ProFund	3,075,439	1,350,426	(1,015,310)	335,116
Falling U.S. Dollar ProFund	2,013,000	—	(10,904)	(10,904)
Financials UltraSector ProFund	7,228,185	5,395,606	(2,802,018)	2,593,588
Health Care UltraSector ProFund	32,132,568	9,272,905	(609,016)	8,663,889
Industrials UltraSector ProFund	5,277,699	3,123,515	(309,589)	2,813,926
Internet UltraSector ProFund	243,837,886	72,482,992	(21,165,114)	51,317,878
Large-Cap Growth ProFund	23,011,498	12,905,597	(1,359,736)	11,545,861
Large-Cap Value ProFund	4,585,629	1,896,453	(602,574)	1,293,879
Mid-Cap ProFund	15,749,757	5,380,247	(551,201)	4,829,046
Mid-Cap Growth ProFund	18,510,671	3,787,606	(1,388,117)	2,399,489
Mid-Cap Value ProFund	7,293,828	1,650,310	(632,602)	1,017,708
Mobile Telecommunications UltraSector ProFund	2,370,102	288,011	(71,667)	216,344
NASDAQ-100 ProFund	59,316,285	35,021,708	(1,356,187)	33,665,521
Oil & Gas UltraSector ProFund	34,125,643	12,521,079	(1,317,971)	11,203,108
Oil Equipment, Services & Distribution UltraSector ProFund	7,562,960	2,270,145	(1,634,632)	635,513
Pharmaceuticals UltraSector ProFund	4,117,289	2,824,134	(414,493)	2,409,641
Precious Metals UltraSector ProFund	29,576,069	4,977,590	(8,431,471)	(3,453,881)
Real Estate UltraSector ProFund	4,654,701	3,055,967	(748,572)	2,307,395
Rising Rates Opportunity ProFund	26,370,000	854,475	—	854,475
Rising Rates Opportunity 10 ProFund	16,323,000	137,536	—	137,536
Rising U.S. Dollar ProFund	14,920,000	126,192	—	126,192
Semiconductor UltraSector ProFund	190,365,341	64,056,606	(4,380,749)	59,675,857
Short NASDAQ-100 ProFund	2,992,000	28,161	(2,744)	25,417
Short Oil & Gas ProFund	1,783,000	—	(97,952)	(97,952)
Short Precious Metals ProFund	6,196,000	—	(10,074)	(10,074)
Short Real Estate ProFund	1,689,000	—	(24,034)	(24,034)
Short Small-Cap ProFund	3,694,000	—	(17,621)	(17,621)
Small-Cap ProFund	42,513,895	2,291,928	(791,178)	1,500,750
Small-Cap Growth ProFund	25,621,848	7,942,580	(3,114,864)	4,827,716

328 :: Notes to Financial Statements :: July 31, 2018

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small-Cap Value ProFund	$31,153,799	$5,896,704	$(3,910,664)	$1,986,040
Technology UltraSector ProFund	88,110,588	20,032,267	(4,707,018)	15,325,249
Telecommunications UltraSector ProFund	1,092,566	463,227	(137,444)	325,783
U.S. Government Plus ProFund	24,964,212	84,277	(399,705)	(315,428)
UltraBear ProFund	11,981,000	16,049	(10,231)	5,818
UltraBull ProFund	149,642,108	46,082,665	(10,898,557)	35,184,108
UltraChina ProFund	23,784,439	7,242,031	(3,411,521)	3,830,510
UltraDow 30 ProFund	26,824,969	12,835,489	(821,520)	12,013,969
UltraEmerging Markets ProFund	19,009,157	7,824,490	(3,801,469)	4,023,021
UltraInternational ProFund	9,036,000	—	(12,862)	(12,862)
UltraJapan ProFund	18,724,000	250,705	—	250,705
UltraLatin America ProFund	40,094,013	8,372,894	(9,501,907)	(1,129,013)
UltraMid-Cap ProFund	70,608,404	22,277,484	(4,504,195)	17,773,289
UltraNASDAQ-100 ProFund	336,459,425	189,192,044	(27,266,948)	161,925,096
UltraShort China ProFund	2,496,000	66,482	—	66,482
UltraShort Dow 30 ProFund	4,247,000	13,653	(2,953)	10,700
UltraShort Emerging Markets ProFund	2,973,000	55,362	—	55,362
UltraShort International ProFund	2,249,000	2,528	—	2,528
UltraShort Japan ProFund	688,000	—	(2,980)	(2,980)
UltraShort Latin America ProFund	3,713,000	69,235	—	69,235
UltraShort Mid-Cap ProFund	1,015,000	2,089	(8,500)	(6,411)
UltraShort NASDAQ-100 ProFund	12,228,000	212,785	(15,091)	197,694
UltraShort Small-Cap ProFund	14,325,000	—	(139,044)	(139,044)
UltraSmall-Cap ProFund	89,201,808	12,795,695	(2,293,499)	10,502,196
Utilities UltraSector ProFund	5,639,605	3,558,018	(382,738)	3,175,280

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of July 31, 2018, Rising U.S. Dollar ProFund is owed $730,467 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $64,059, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $666,408 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2018.

9. Share Splits and Reverse Share Splits

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split,

July 31, 2018 :: Notes to Financial Statements :: 329

and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the Nasdaq-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short Nasdaq-100 ProFund, UltraShort Nasdaq-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

The effect of the share split transactions will be to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of these ProFunds or the value of a shareholder’s investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets reflects payment of fractional share balances on beneficial shareholder accounts.

10. Subsequent Events

In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for each of the Mobile Telecommunications UltraSector ProFund, the Oil Equipment, Services & Distribution UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, and the Telecommunications UltraSector ProFund. For the Mobile Telecommunications UltraSector ProFund, the Advisor was authorized to change the benchmark from the Dow Jones U.S. Mobile Telecommunications Index to the S&P Communication Services Select Sector Index. For the Oil, Equipment, Services & Distribution UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, and the Telecommunications UltraSector ProFund, the Advisor was authorized to change each ProFund’s benchmark from the Dow Jones U.S. Oil Equipment, Services & Distribution Index, the Dow Jones U.S. Pharmaceuticals Index, and the Dow Jones U.S. Telecommunications Index, respectively, to the Dow Jones U.S. Select Oil Equipment & Services Index, the Dow Jones U.S. Select Pharmaceuticals Index, and the Dow Jones U.S. Select Telecommunications Index, respectively. Additionally, the Oil Equipment, Services & Distribution UltraSector ProFund was renamed as the Oil Equipment & Services UltraSector ProFund, while a proposal was made to change the name of the Mobile Telecommunications UltraSector ProFund to Communications Services UltraSector ProFund. For all ProFunds listed above except the Mobile Telecommunications UltraSector ProFund, the benchmark changes and name change were effective on August 28, 2018. For the Mobile Telecommunications UltraSector ProFund, the effective date for the benchmark change and name change has yet to be determined.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds financial statements.

330 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Bear ProFund, Biotechnology UltraSector ProFund, Bull ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Europe 30 ProFund, Falling U.S. Dollar ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Mobile Telecommunications UltraSector ProFund, Nasdaq-100 ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, Rising U.S. Dollar ProFund, Semiconductor UltraSector ProFund, Short Nasdaq-100 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, Short Small-Cap ProFund, Small-Cap ProFund, Small-Cap Growth ProFund, Small-Cap Value ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, U.S. Government Plus ProFund, UltraBear ProFund, UltraBull ProFund, UltraChina ProFund, UltraDow 30 ProFund, UltraEmerging Markets ProFund, UltraInternational ProFund, UltraJapan ProFund, UltraLatin America ProFund, UltraMid-Cap ProFund, UltraNasdaq-100 ProFund, UltraShort China ProFund, UltraShort Dow 30 ProFund, UltraShort Emerging Markets ProFund, UltraShort International ProFund, UltraShort Japan ProFund, UltraShort Latin America ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund, UltraShort Small-Cap ProFund, UltraSmall-Cap ProFund, and Utilities UltraSector ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2018

Trustees and Executive Officers (unaudited) :: 331

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
William D. Fertig c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (116)	Context Capital
Russell S. Reynolds, III c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (116)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds Trust 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Development): Managing Principal (2010 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (116)	NAIOP (the Commercial Real Estate Development Association)
Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (116)

*                 The “Fund Complex” consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Executive Officers
Todd B. Johnson 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Victor M. Frye 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present

Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7501 Wisconsin Avenue, East Tower, 10th Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Christopher E. Sabato 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/18

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is William D. Fertig, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2017 $672,000

2018 $679,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2017 $6,000

2018 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2017 $294,000

2018 $294,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)                                 All Other Fees:

2017 $0

2018 $0

(e)(1)                 The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable as less than 50%.

(g)                                  2017 $300,000

2018 $300,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)                                 Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (67.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	882	$187,265
A.O. Smith Corp. (Building Products)	216	12,858
Abbott Laboratories (Health Care Equipment & Supplies)	2,592	169,879
AbbVie, Inc. (Biotechnology)	2,232	205,857
ABIOMED, Inc.* (Health Care Equipment & Supplies)	54	19,145
Accenture PLC - Class A (IT Services)	954	152,001
Activision Blizzard, Inc. (Software)	1,116	81,937
Adobe Systems, Inc.* (Software)	720	176,170
Advance Auto Parts, Inc. (Specialty Retail)	108	15,253
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,206	22,106
Aetna, Inc. (Health Care Providers & Services)	486	91,558
Affiliated Managers Group, Inc. (Capital Markets)	72	11,521
Aflac, Inc. (Insurance)	1,134	52,776
Agilent Technologies, Inc. (Life Sciences Tools & Services)	468	30,907
Air Products & Chemicals, Inc. (Chemicals)	324	53,191
Akamai Technologies, Inc.* (Internet Software & Services)	252	18,966
Alaska Air Group, Inc. (Airlines)	180	11,309
Albemarle Corp. (Chemicals)	162	15,260
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	144	18,351
Alexion Pharmaceuticals, Inc.* (Biotechnology)	324	43,079
Align Technology, Inc.* (Health Care Equipment & Supplies)	108	38,518
Allegion PLC (Building Products)	144	11,742
Allergan PLC (Pharmaceuticals)	504	92,781
Alliance Data Systems Corp. (IT Services)	72	16,191
Alliant Energy Corp. (Electric Utilities)	342	14,696
Alphabet, Inc.* - Class A (Internet Software & Services)	432	530,159
Alphabet, Inc.* - Class C (Internet Software & Services)	450	547,767
Altria Group, Inc. (Tobacco)	2,790	163,717
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	594	1,055,799
Ameren Corp. (Multi-Utilities)	360	22,342
American Airlines Group, Inc. (Airlines)	612	24,198
American Electric Power Co., Inc. (Electric Utilities)	720	51,221
American Express Co. (Consumer Finance)	1,044	103,900
American International Group, Inc. (Insurance)	1,314	72,546
American Tower Corp. (Equity Real Estate Investment Trusts)	648	96,059
American Water Works Co., Inc. (Water Utilities)	270	23,828
Ameriprise Financial, Inc. (Capital Markets)	216	31,465
AmerisourceBergen Corp. (Health Care Providers & Services)	234	19,148
AMETEK, Inc. (Electrical Equipment)	342	26,608
Amgen, Inc. (Biotechnology)	990	194,585
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	450	42,080
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	756	55,301
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	540	51,916
Andeavor (Oil, Gas & Consumable Fuels)	198	29,712
ANSYS, Inc.* (Software)	126	21,279
Anthem, Inc. (Health Care Providers & Services)	378	95,633
Aon PLC (Insurance)	360	51,678
Apache Corp. (Oil, Gas & Consumable Fuels)	558	25,668
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	234	9,980
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,236	1,376,938
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,494	72,653
Aptiv PLC (Auto Components)	396	38,835
Archer-Daniels-Midland Co. (Food Products)	828	39,959
Arconic, Inc. (Aerospace & Defense)	630	13,665
Arthur J. Gallagher & Co. (Insurance)	270	19,265
Assurant, Inc. (Insurance)	72	7,942
AT&T, Inc. (Diversified Telecommunication Services)	10,728	342,974
Autodesk, Inc.* (Software)	324	41,615
Automatic Data Processing, Inc. (IT Services)	648	87,474
AutoZone, Inc.* (Specialty Retail)	36	25,399
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	198	35,016
Avery Dennison Corp. (Containers & Packaging)	126	14,450
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	612	21,163
Ball Corp. (Containers & Packaging)	522	20,342
Bank of America Corp. (Banks)	13,896	429,108
Baxter International, Inc. (Health Care Equipment & Supplies)	720	52,164
BB&T Corp. (Banks)	1,152	58,533
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	396	99,147
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,844	562,742
Best Buy Co., Inc. (Specialty Retail)	360	27,011
Biogen, Inc.* (Biotechnology)	306	102,317
BlackRock, Inc. - Class A (Capital Markets)	180	90,497
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	72	146,068
BorgWarner, Inc. (Auto Components)	288	13,254
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	234	29,374
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,034	68,363
Brighthouse Financial, Inc.* (Insurance)	144	6,254
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,412	141,705
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	612	135,723
Broadridge Financial Solutions, Inc. (IT Services)	180	20,336

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	378	$20,117
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	198	18,262
CA, Inc. (Software)	468	20,690
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	666	15,651
Cadence Design Systems, Inc.* (Software)	414	18,253
Campbell Soup Co. (Food Products)	288	11,779
Capital One Financial Corp. (Consumer Finance)	720	67,910
Cardinal Health, Inc. (Health Care Providers & Services)	450	22,478
CarMax, Inc.* (Specialty Retail)	270	20,164
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	594	35,189
Caterpillar, Inc. (Machinery)	882	126,831
CBOE Holdings, Inc. (Capital Markets)	162	15,735
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	450	22,410
CBS Corp. - Class B (Media)	504	26,546
Celgene Corp.* (Biotechnology)	1,044	94,054
Centene Corp.* (Health Care Providers & Services)	306	39,881
CenterPoint Energy, Inc. (Multi-Utilities)	630	17,942
CenturyLink, Inc. (Diversified Telecommunication Services)	1,440	27,029
Cerner Corp.* (Health Care Technology)	468	29,053
CF Industries Holdings, Inc. (Chemicals)	342	15,192
Charter Communications, Inc.* - Class A (Media)	270	82,237
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,808	354,566
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	36	15,612
Chubb, Ltd. (Insurance)	684	95,567
Church & Dwight Co., Inc. (Household Products)	360	20,124
Cigna Corp. (Health Care Providers & Services)	360	64,591
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	144	14,198
Cincinnati Financial Corp. (Insurance)	216	16,336
Cintas Corp. (Commercial Services & Supplies)	126	25,764
Cisco Systems, Inc. (Communications Equipment)	6,930	293,071
Citigroup, Inc. (Banks)	3,762	270,450
Citizens Financial Group, Inc. (Banks)	720	28,642
Citrix Systems, Inc.* (Software)	198	21,774
CME Group, Inc. (Capital Markets)	504	80,196
CMS Energy Corp. (Multi-Utilities)	414	20,013
Cognizant Technology Solutions Corp. (IT Services)	864	70,416
Colgate-Palmolive Co. (Household Products)	1,278	85,639
Comcast Corp. - Class A (Media)	6,768	242,159
Comerica, Inc. (Banks)	252	24,429
ConAgra Foods, Inc. (Food Products)	576	21,145
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	216	31,504
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,728	124,710
Consolidated Edison, Inc. (Multi-Utilities)	450	35,519
Constellation Brands, Inc. - Class A (Beverages)	252	52,978
Copart, Inc.* (Commercial Services & Supplies)	306	17,561
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,224	40,612
Costco Wholesale Corp. (Food & Staples Retailing)	648	141,724
Coty, Inc. (Personal Products)	702	9,414
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	612	67,827
CSX Corp. (Road & Rail)	1,296	91,601
Cummins, Inc. (Machinery)	234	33,418
CVS Health Corp. (Food & Staples Retailing)	1,494	96,901
D.R. Horton, Inc. (Household Durables)	504	22,025
Danaher Corp. (Health Care Equipment & Supplies)	900	92,322
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	180	19,249
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	198	13,915
Deere & Co. (Machinery)	486	70,368
Delta Air Lines, Inc. (Airlines)	954	51,917
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	342	16,454
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	774	34,838
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	37,155
Discover Financial Services (Consumer Finance)	522	37,276
Discovery Communications, Inc.* - Class A (Media)	234	6,220
Discovery Communications, Inc.* - Class C (Media)	504	12,373
Dish Network Corp.* - Class A (Media)	342	10,794
Dollar General Corp. (Multiline Retail)	378	37,101
Dollar Tree, Inc.* (Multiline Retail)	342	31,218
Dominion Resources, Inc. (Multi-Utilities)	954	68,410
Dover Corp. (Machinery)	234	19,417
DowDuPont, Inc. (Chemicals)	3,420	235,193
DTE Energy Co. (Multi-Utilities)	270	29,306
Duke Energy Corp. (Electric Utilities)	1,026	83,742
Duke Realty Corp. (Equity Real Estate Investment Trusts)	522	15,201
DXC Technology Co. (IT Services)	414	35,082
E*TRADE Financial Corp.* (Capital Markets)	396	23,685
Eastman Chemical Co. (Chemicals)	216	22,382
Eaton Corp. PLC (Electrical Equipment)	648	53,894
eBay, Inc.* (Internet Software & Services)	1,368	45,760
Ecolab, Inc. (Chemicals)	378	53,185
Edison International (Electric Utilities)	486	32,382

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares		Value
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	306		$43,590
Electronic Arts, Inc.* (Software)	450		57,938
Eli Lilly & Co. (Pharmaceuticals)	1,404		138,729
Emerson Electric Co. (Electrical Equipment)	936		67,654
Entergy Corp. (Electric Utilities)	270		21,946
Envision Healthcare Corp.* (Health Care Providers & Services)	180		7,967
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	846		109,083
EQT Corp. (Oil, Gas & Consumable Fuels)	378		18,779
Equifax, Inc. (Professional Services)	180		22,590
Equinix, Inc. (Equity Real Estate Investment Trusts)	126		55,349
Equity Residential (Equity Real Estate Investment Trusts)	540		35,332
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	90		21,641
Everest Re Group, Ltd. (Insurance)	54		11,791
Evergy, Inc. (Electric Utilities)	396		22,212
Eversource Energy (Electric Utilities)	468		28,417
Exelon Corp. (Electric Utilities)	1,422		60,435
Expedia, Inc. (Internet & Direct Marketing Retail)	180		24,091
Expeditors International of Washington, Inc. (Air Freight & Logistics)	252		19,195
Express Scripts Holding Co.* (Health Care Providers & Services)	828		65,793
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	180		16,915
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,246		509,112
F5 Networks, Inc.* (Communications Equipment)	90		15,424
Facebook, Inc.* - Class A (Internet Software & Services)	3,528		608,861
Fastenal Co. (Trading Companies & Distributors)	432		24,594
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	108		13,554
FedEx Corp. (Air Freight & Logistics)	360		88,513
Fidelity National Information Services, Inc. (IT Services)	486		50,121
Fifth Third Bancorp (Banks)	1,008		29,827
First Horizon National Corp. (Banks)	—	†	7
FirstEnergy Corp. (Electric Utilities)	666		23,596
Fiserv, Inc.* (IT Services)	612		46,194
FleetCor Technologies, Inc.* (IT Services)	126		27,342
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	198		11,603
Flowserve Corp. (Machinery)	198		8,777
Fluor Corp. (Construction & Engineering)	216		11,070
FMC Corp. (Chemicals)	198		17,796
Foot Locker, Inc. (Specialty Retail)	180		8,786
Ford Motor Co. (Automobiles)	5,760		57,830
Fortive Corp. (Machinery)	450		36,936
Fortune Brands Home & Security, Inc. (Building Products)	216		12,528
Franklin Resources, Inc. (Capital Markets)	468		16,062
Freeport-McMoRan, Inc. (Metals & Mining)	1,980		32,670
Garmin, Ltd. (Household Durables)	162		10,117
Gartner, Inc.* (IT Services)	126		17,064
General Dynamics Corp. (Aerospace & Defense)	414		82,701
General Electric Co. (Industrial Conglomerates)	12,798		174,437
General Mills, Inc. (Food Products)	882		40,625
General Motors Co. (Automobiles)	1,872		70,968
Genuine Parts Co. (Distributors)	216		21,019
GGP, Inc. (Equity Real Estate Investment Trusts)	936		19,956
Gilead Sciences, Inc. (Biotechnology)	1,908		148,500
Global Payments, Inc. (IT Services)	234		26,341
H & R Block, Inc. (Diversified Consumer Services)	306		7,699
Halliburton Co. (Energy Equipment & Services)	1,296		54,976
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	540		12,020
Harley-Davidson, Inc. (Automobiles)	252		10,808
Harris Corp. (Communications Equipment)	180		29,691
Hartford Financial Services Group, Inc. (Insurance)	522		27,509
Hasbro, Inc. (Leisure Products)	162		16,137
HCA Holdings, Inc. (Health Care Providers & Services)	414		51,431
HCP, Inc. (Equity Real Estate Investment Trusts)	684		17,716
Helmerich & Payne, Inc. (Energy Equipment & Services)	162		9,939
Henry Schein, Inc.* (Health Care Providers & Services)	234		18,582
Hess Corp. (Oil, Gas & Consumable Fuels)	378		24,808
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,250		34,740
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	414		32,565
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	252		18,794
Hologic, Inc.* (Health Care Equipment & Supplies)	396		16,992
Honeywell International, Inc. (Industrial Conglomerates)	1,098		175,296
Hormel Foods Corp. (Food Products)	396		14,244
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,098		22,992
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,412		55,669
Humana, Inc. (Health Care Providers & Services)	198		62,208
Huntington Bancshares, Inc. (Banks)	1,620		25,013
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	72		16,780
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	126		30,861
IHS Markit, Ltd.* (Professional Services)	522		27,682
Illinois Tool Works, Inc. (Machinery)	450		64,499
Illumina, Inc.* (Life Sciences Tools & Services)	216		70,062

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Incyte Corp.* (Biotechnology)	252	$16,768
Ingersoll-Rand PLC (Machinery)	360	35,464
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,876	330,735
Intercontinental Exchange, Inc. (Capital Markets)	846	62,528
International Business Machines Corp. (IT Services)	1,260	182,612
International Flavors & Fragrances, Inc. (Chemicals)	108	14,338
International Paper Co. (Containers & Packaging)	612	32,883
Intuit, Inc. (Software)	360	73,526
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	162	82,327
Invesco, Ltd. (Capital Markets)	612	16,518
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	54	8,858
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	216	26,339
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	414	14,536
J.B. Hunt Transport Services, Inc. (Road & Rail)	126	15,107
Jacobs Engineering Group, Inc. (Construction & Engineering)	180	12,174
Jefferies Financial Group, Inc. (Capital Markets)	450	10,913
Johnson & Johnson (Pharmaceuticals)	3,960	524,780
Johnson Controls International PLC (Building Products)	1,368	51,313
JPMorgan Chase & Co. (Banks)	5,022	577,278
Juniper Networks, Inc. (Communications Equipment)	522	13,749
Kansas City Southern Industries, Inc. (Road & Rail)	144	16,743
Kellogg Co. (Food Products)	360	25,571
KeyCorp (Banks)	1,566	32,682
Kimberly-Clark Corp. (Household Products)	522	59,435
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	630	10,515
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,790	49,606
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	234	27,476
Kohl’s Corp. (Multiline Retail)	252	18,615
L Brands, Inc. (Specialty Retail)	360	11,401
L3 Technologies, Inc. (Aerospace & Defense)	108	23,160
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	144	25,249
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	234	44,610
Leggett & Platt, Inc. (Household Durables)	198	8,627
Lennar Corp. - Class A (Household Durables)	396	20,699
Lincoln National Corp. (Insurance)	324	22,064
LKQ Corp.* (Distributors)	450	15,084
Lockheed Martin Corp. (Aerospace & Defense)	360	117,395
Loews Corp. (Insurance)	378	19,195
Lowe’s Cos., Inc. (Specialty Retail)	1,206	119,804
LyondellBasell Industries N.V. - Class A (Chemicals)	468	51,850
M&T Bank Corp. (Banks)	216	37,444
Macy’s, Inc. (Multiline Retail)	450	17,879
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,260	26,611
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	684	55,288
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	433	55,305
Marsh & McLennan Cos., Inc. (Insurance)	756	63,020
Martin Marietta Materials, Inc. (Construction Materials)	90	17,948
Masco Corp. (Building Products)	450	18,149
MasterCard, Inc. - Class A (IT Services)	1,350	267,301
Mattel, Inc. (Leisure Products)	504	7,998
McCormick & Co., Inc. (Food Products)	180	21,157
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,152	181,485
McKesson Corp. (Health Care Providers & Services)	306	38,434
Medtronic PLC (Health Care Equipment & Supplies)	1,998	180,279
Merck & Co., Inc. (Pharmaceuticals)	3,960	260,845
MetLife, Inc. (Insurance)	1,494	68,336
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	36	21,330
MGM Resorts International (Hotels, Restaurants & Leisure)	738	23,151
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	216	14,414
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	342	31,953
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,710	90,271
Microsoft Corp. (Software)	11,322	1,201,037
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	162	16,326
Mohawk Industries, Inc.* (Household Durables)	90	16,952
Molson Coors Brewing Co. - Class B (Beverages)	270	18,090
Mondelez International, Inc. - Class A (Food Products)	2,178	94,481
Monster Beverage Corp.* (Beverages)	612	36,732
Moody’s Corp. (Capital Markets)	252	43,122
Morgan Stanley (Capital Markets)	2,016	101,929
Motorola Solutions, Inc. (Communications Equipment)	234	28,384
MSCI, Inc. - Class A (Capital Markets)	126	20,940
Mylan N.V.* (Pharmaceuticals)	756	28,206
National Oilwell Varco, Inc. (Energy Equipment & Services)	558	27,130
Nektar Therapeutics* (Pharmaceuticals)	234	12,308
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	396	30,698
Netflix, Inc.* (Internet & Direct Marketing Retail)	648	218,668

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Newell Rubbermaid, Inc. (Household Durables)	720	$18,857
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	288	8,271
Newmont Mining Corp. (Metals & Mining)	792	29,051
News Corp. - Class A (Media)	558	8,409
News Corp. - Class B (Media)	180	2,754
NextEra Energy, Inc. (Electric Utilities)	702	117,613
Nielsen Holdings PLC (Professional Services)	486	11,450
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,890	145,360
NiSource, Inc. (Multi-Utilities)	504	13,195
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	720	25,985
Nordstrom, Inc. (Multiline Retail)	180	9,434
Norfolk Southern Corp. (Road & Rail)	414	69,966
Northern Trust Corp. (Capital Markets)	306	33,421
Northrop Grumman Corp. (Aerospace & Defense)	252	75,723
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	306	15,309
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	432	13,681
Nucor Corp. (Metals & Mining)	468	31,323
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	900	220,374
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,134	95,177
Omnicom Group, Inc. (Media)	342	23,540
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	612	43,109
Oracle Corp. (Software)	4,392	209,410
O’Reilly Automotive, Inc.* (Specialty Retail)	126	38,556
PACCAR, Inc. (Machinery)	522	34,306
Packaging Corp. of America (Containers & Packaging)	144	16,258
Parker-Hannifin Corp. (Machinery)	198	33,472
Paychex, Inc. (IT Services)	468	32,301
PayPal Holdings, Inc.* (IT Services)	1,638	134,545
Pentair PLC (Machinery)	234	10,448
People’s United Financial, Inc. (Banks)	504	9,188
PepsiCo, Inc. (Beverages)	2,088	240,120
PerkinElmer, Inc. (Life Sciences Tools & Services)	162	12,827
Perrigo Co. PLC (Pharmaceuticals)	198	15,943
Pfizer, Inc. (Pharmaceuticals)	8,622	344,277
PG&E Corp. (Electric Utilities)	756	32,568
Philip Morris International, Inc. (Tobacco)	2,286	197,282
Phillips 66 (Oil, Gas & Consumable Fuels)	612	75,484
Pinnacle West Capital Corp. (Electric Utilities)	162	13,030
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	252	47,696
PNC Financial Services Group, Inc. (Banks)	684	99,064
PPG Industries, Inc. (Chemicals)	360	39,838
PPL Corp. (Electric Utilities)	1,026	29,518
Praxair, Inc. (Chemicals)	432	72,360
Principal Financial Group, Inc. (Insurance)	396	23,000
Prologis, Inc. (Equity Real Estate Investment Trusts)	792	51,971
Prudential Financial, Inc. (Insurance)	612	61,757
Public Service Enterprise Group, Inc. (Multi-Utilities)	738	38,051
Public Storage (Equity Real Estate Investment Trusts)	216	47,051
PulteGroup, Inc. (Household Durables)	396	11,282
PVH Corp. (Textiles, Apparel & Luxury Goods)	108	16,580
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	180	14,717
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,178	139,588
Quanta Services, Inc.* (Construction & Engineering)	216	7,359
Quest Diagnostics, Inc. (Health Care Providers & Services)	198	21,329
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	90	12,148
Raymond James Financial, Inc. (Capital Markets)	198	18,135
Raytheon Co. (Aerospace & Defense)	432	85,549
Realty Income Corp. (Equity Real Estate Investment Trusts)	414	23,089
Red Hat, Inc.* (Software)	270	38,132
Regency Centers Corp. (Equity Real Estate Investment Trusts)	216	13,744
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	108	39,745
Regions Financial Corp. (Banks)	1,656	30,818
Republic Services, Inc. - Class A (Commercial Services & Supplies)	324	23,484
ResMed, Inc. (Health Care Equipment & Supplies)	216	22,848
Robert Half International, Inc. (Professional Services)	180	13,637
Rockwell Automation, Inc. (Electrical Equipment)	180	33,761
Rockwell Collins, Inc. (Aerospace & Defense)	234	32,524
Roper Technologies, Inc. (Industrial Conglomerates)	144	43,474
Ross Stores, Inc. (Specialty Retail)	558	48,786
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	252	28,416
S&P Global, Inc. (Capital Markets)	378	75,766
Salesforce.com, Inc.* (Software)	1,044	143,185
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	162	25,637
SCANA Corp. (Multi-Utilities)	216	8,638
Schlumberger, Ltd. (Energy Equipment & Services)	2,034	137,336
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	432	22,732
Sealed Air Corp. (Containers & Packaging)	234	10,312
Sempra Energy (Multi-Utilities)	396	45,774
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	450	79,294

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	270	$25,537
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	126	12,992
Snap-on, Inc. (Machinery)	90	15,263
Southwest Airlines Co. (Airlines)	792	46,063
Stanley Black & Decker, Inc. (Machinery)	234	34,976
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,034	106,561
State Street Corp. (Capital Markets)	540	47,687
Stericycle, Inc.* (Commercial Services & Supplies)	126	8,802
Stryker Corp. (Health Care Equipment & Supplies)	468	76,401
SunTrust Banks, Inc. (Banks)	684	49,296
SVB Financial Group* (Banks)	72	22,167
Symantec Corp. (Software)	918	18,562
Synchrony Financial (Consumer Finance)	1,044	30,213
Synopsys, Inc.* (Software)	216	19,317
Sysco Corp. (Food & Staples Retailing)	702	47,181
T. Rowe Price Group, Inc. (Capital Markets)	360	42,869
Take-Two Interactive Software, Inc.* (Software)	162	18,309
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	432	20,356
Target Corp. (Multiline Retail)	792	63,898
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	522	48,843
TechnipFMC PLC (Energy Equipment & Services)	648	21,092
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,440	160,301
Textron, Inc. (Aerospace & Defense)	378	25,806
The AES Corp. (Independent Power & Renewable Electricity Producers)	972	12,986
The Allstate Corp. (Insurance)	522	49,653
The Bank of New York Mellon Corp. (Capital Markets)	1,494	79,884
The Boeing Co. (Aerospace & Defense)	810	288,602
The Charles Schwab Corp. (Capital Markets)	1,764	90,070
The Clorox Co. (Household Products)	198	26,764
The Coca-Cola Co. (Beverages)	5,652	263,554
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	72	18,756
The Estee Lauder Cos., Inc. - Class A (Personal Products)	324	43,720
The Gap, Inc. (Specialty Retail)	324	9,775
The Goldman Sachs Group, Inc. (Capital Markets)	522	123,938
The Goodyear Tire & Rubber Co. (Auto Components)	360	8,716
The Hershey Co. (Food Products)	198	19,446
The Home Depot, Inc. (Specialty Retail)	1,692	334,203
The Interpublic Group of Cos., Inc. (Media)	576	12,989
The JM Smucker Co. - Class A (Food Products)	162	18,001
The Kraft Heinz Co. (Food Products)	882	53,141
The Kroger Co. (Food & Staples Retailing)	1,206	34,974
The Macerich Co. (Equity Real Estate Investment Trusts)	162	9,568
The Mosaic Co. (Chemicals)	522	15,717
The NASDAQ OMX Group, Inc. (Capital Markets)	180	16,452
The Procter & Gamble Co. (Household Products)	3,708	299,902
The Progressive Corp. (Insurance)	864	51,849
The Sherwin-Williams Co. (Chemicals)	126	55,532
The Southern Co. (Electric Utilities)	1,494	72,608
The TJX Cos., Inc. (Specialty Retail)	918	89,285
The Travelers Cos., Inc. (Insurance)	396	51,535
The Walt Disney Co. (Media)	2,196	249,377
The Western Union Co. (IT Services)	684	13,789
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,224	36,414
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	594	139,311
Tiffany & Co. (Specialty Retail)	144	19,809
Torchmark Corp. (Insurance)	162	14,267
Total System Services, Inc. (IT Services)	252	23,068
Tractor Supply Co. (Specialty Retail)	180	14,047
TransDigm Group, Inc. (Aerospace & Defense)	72	27,039
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	162	9,394
Twenty-First Century Fox, Inc. - Class A (Media)	1,548	69,660
Twenty-First Century Fox, Inc. - Class B (Media)	648	28,784
Twitter, Inc.* (Internet Software & Services)	972	30,978
Tyson Foods, Inc. - Class A (Food Products)	432	24,905
U.S. Bancorp (Banks)	2,304	122,135
UDR, Inc. (Equity Real Estate Investment Trusts)	396	15,238
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	90	21,995
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	270	5,392
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	270	5,060
Union Pacific Corp. (Road & Rail)	1,134	169,976
United Continental Holdings, Inc.* (Airlines)	342	27,497
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,008	120,849
United Rentals, Inc.* (Trading Companies & Distributors)	126	18,749
United Technologies Corp. (Aerospace & Defense)	1,098	149,042
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,422	360,078
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	126	15,385
Unum Group (Insurance)	324	12,873
V.F. Corp. (Textiles, Apparel & Luxury Goods)	486	44,746
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	630	74,561
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	126	14,547

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Ventas, Inc. (Equity Real Estate Investment Trusts)	522	$29,430
VeriSign, Inc.* (Internet Software & Services)	144	20,913
Verisk Analytics, Inc.* - Class A (Professional Services)	234	25,885
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,084	314,178
Vertex Pharmaceuticals, Inc.* (Biotechnology)	378	66,169
Viacom, Inc. - Class B (Media)	522	15,164
Visa, Inc. - Class A (IT Services)	2,628	359,354
Vornado Realty Trust (Equity Real Estate Investment Trusts)	252	18,124
Vulcan Materials Co. (Construction Materials)	198	22,176
W.W. Grainger, Inc. (Trading Companies & Distributors)	72	24,952
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,260	85,201
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,124	189,525
Waste Management, Inc. (Commercial Services & Supplies)	594	53,461
Waters Corp.* (Life Sciences Tools & Services)	108	21,305
WEC Energy Group, Inc. (Multi-Utilities)	468	31,061
Wells Fargo & Co. (Banks)	6,462	370,208
Welltower, Inc. (Equity Real Estate Investment Trusts)	540	33,804
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	432	30,305
WestRock Co. (Containers & Packaging)	378	21,916
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,116	38,145
Whirlpool Corp. (Household Durables)	90	11,799
Willis Towers Watson PLC (Insurance)	198	31,565
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	126	21,014
Xcel Energy, Inc. (Electric Utilities)	756	35,426
Xerox Corp. (Technology Hardware, Storage & Peripherals)	324	8,414
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	378	27,242
XL Group, Ltd. (Insurance)	378	21,255
Xylem, Inc. (Machinery)	270	20,671
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	468	37,108
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	306	38,409
Zions Bancorp (Banks)	288	14,890
Zoetis, Inc. (Pharmaceuticals)	720	62,266
TOTAL COMMON STOCKS (Cost $9,829,825)		35,129,693

Repurchase Agreements(a)(b) (31.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%-1.85%, dated 7/31/18, due 8/1/18, total to be received $16,019,804	$16,019,000	$16,019,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,019,000)		16,019,000
TOTAL INVESTMENT SECURITIES (Cost $25,848,825) - 98.9%		51,148,693
Net other assets (liabilities) - 1.1%		601,694
NET ASSETS - 100.0%		$51,750,387

*                           Non-income producing security.

†                           Number of shares is less than 0.50.

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2018, the aggregate amount held in a segregated account was $687,000.

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	33	9/24/18	$4,648,050	$53,535

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/18	2.50%	$8,871,952	$(9,407)
S&P 500	UBS AG	8/27/18	2.45%	3,099,674	4,050
				$11,971,626	$(5,357)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Bull ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$937,987	1.8%
Air Freight & Logistics	246,819	0.5%
Airlines	160,984	0.3%
Auto Components	60,805	0.1%
Automobiles	139,606	0.3%
Banks	2,231,179	4.4%
Beverages	631,590	1.2%
Biotechnology	911,074	1.8%
Building Products	106,590	0.2%
Capital Markets	1,053,333	2.0%
Chemicals	661,834	1.3%
Commercial Services & Supplies	129,072	0.2%
Communications Equipment	380,319	0.7%
Construction & Engineering	30,603	0.1%
Construction Materials	40,124	0.1%
Consumer Finance	239,299	0.5%
Containers & Packaging	116,161	0.2%
Distributors	36,103	0.1%
Diversified Consumer Services	7,699	NM
Diversified Financial Services	562,742	1.1%
Diversified Telecommunication Services	684,181	1.3%
Electric Utilities	639,410	1.2%
Electrical Equipment	181,917	0.4%
Electronic Equipment, Instruments & Components	151,996	0.3%
Energy Equipment & Services	271,636	0.5%
Equity Real Estate Investment Trusts	951,882	1.8%
Food & Staples Retailing	595,506	1.2%
Food Products	384,454	0.7%
Health Care Equipment & Supplies	1,081,002	2.1%
Health Care Providers & Services	1,013,660	2.0%
Health Care Technology	29,053	0.1%
Hotels, Restaurants & Leisure	570,964	1.1%
Household Durables	120,358	0.2%
Household Products	491,864	1.0%
Independent Power & Renewable Electricity Producers	26,667	0.1%
Industrial Conglomerates	580,472	1.1%
Insurance	852,033	1.6%
Internet & Direct Marketing Retail	1,454,020	2.8%
Internet Software & Services	1,803,404	3.5%
IT Services	1,561,532	3.0%
Leisure Products	24,135	NM
Life Sciences Tools & Services	322,081	0.6%
Machinery	544,846	1.1%
Media	791,006	1.5%
Metals & Mining	93,044	0.2%
Multiline Retail	178,145	0.3%
Multi-Utilities	330,251	0.6%
Oil, Gas & Consumable Fuels	1,904,926	3.7%
Personal Products	53,134	0.1%
Pharmaceuticals	1,621,840	3.1%
Professional Services	101,244	0.2%
Real Estate Management & Development	22,410	NM
Road & Rail	363,393	0.7%
Semiconductors & Semiconductor Equipment	1,395,202	2.7%
Software	2,161,134	4.3%
Specialty Retail	804,274	1.6%
Technology Hardware, Storage & Peripherals	1,559,496	3.0%
Textiles, Apparel & Luxury Goods	276,076	0.5%
Tobacco	360,999	0.7%
Trading Companies & Distributors	68,295	0.1%
Water Utilities	23,828	NM
Other**	16,620,694	32.1%
Total	$51,750,387	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (25.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$4,437
22nd Century Group, Inc.* (Tobacco)	1,479	3,698
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	8,689
8x8, Inc.* (Software)	561	11,192
A. Schulman, Inc. (Chemicals)	204	8,843
A10 Networks, Inc.* (Software)	561	3,792
AAON, Inc. (Building Products)	255	9,626
AAR Corp. (Aerospace & Defense)	204	9,672
Aaron’s, Inc. (Specialty Retail)	408	17,670
Abeona Therapeutics, Inc.* (Biotechnology)	255	3,685
Abercrombie & Fitch Co. - Class A (Specialty Retail)	408	9,666
ABM Industries, Inc. (Commercial Services & Supplies)	408	12,730
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,530	3,978
Acacia Communications, Inc.* (Communications Equipment)	204	6,557
Acacia Research Corp.* (Professional Services)	714	2,713
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	612	9,235
Acadia Realty Trust (Equity Real Estate Investment Trusts)	510	13,811
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	4,478
Acceleron Pharma, Inc.* (Biotechnology)	255	11,108
ACCO Brands Corp. (Commercial Services & Supplies)	714	9,139
Accuray, Inc.* (Health Care Equipment & Supplies)	918	3,534
Achaogen, Inc.* (Biotechnology)	306	2,179
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,377	3,553
ACI Worldwide, Inc.* (Software)	663	17,131
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	255	4,371
Acorda Therapeutics, Inc.* (Biotechnology)	306	7,635
Actuant Corp. - Class A (Machinery)	408	11,648
Acushnet Holdings Corp. (Leisure Products)	255	6,163
Acxiom Corp.* (IT Services)	459	18,608
Adtalem Global Education, Inc.* (Diversified Consumer Services)	357	19,474
ADTRAN, Inc. (Communications Equipment)	357	5,801
Aduro Biotech, Inc.* (Biotechnology)	561	3,282
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	459	11,291
Advanced Drainage Systems, Inc. (Building Products)	306	8,553
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	15,616
AdvanSix, Inc.* (Chemicals)	204	8,256
Adverum Biotechnologies, Inc.* (Biotechnology)	612	2,876
Aegion Corp.* (Construction & Engineering)	255	6,319
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	13,780
Aerohive Networks, Inc.* (Communications Equipment)	612	2,448
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	13,750
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,980
Agenus, Inc.* (Biotechnology)	1,173	2,147
Agree Realty Corp. (Equity Real Estate Investment Trusts)	204	10,861
AgroFresh Solutions, Inc.* (Chemicals)	408	2,901
Aimmune Therapeutics, Inc.* (Biotechnology)	306	8,850
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	9,192
Aircastle, Ltd. (Trading Companies & Distributors)	357	7,401
AK Steel Holding Corp.* (Metals & Mining)	2,040	9,445
Akebia Therapeutics, Inc.* (Biotechnology)	459	4,728
Akorn, Inc.* (Pharmaceuticals)	612	11,334
Alarm.com Holdings, Inc.* (Internet Software & Services)	204	8,745
Albany International Corp. - Class A (Machinery)	204	13,495
Alder Biopharmaceuticals, Inc.* (Biotechnology)	408	7,732
Alexander & Baldwin, Inc. (Real Estate Management & Development)	459	10,993
Allegheny Technologies, Inc.* (Metals & Mining)	714	19,850
ALLETE, Inc. (Electric Utilities)	306	23,724
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,071	13,109
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	765	4,621
Altair Engineering, Inc.* - Class A (Software)	204	7,160
Alteryx, Inc.* (Internet Software & Services)	204	7,954
Altra Industrial Motion Corp. (Machinery)	204	8,956
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	5,623
Ambac Financial Group, Inc.* (Insurance)	306	6,249
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	7,993
AMC Entertainment Holdings, Inc. - Class A (Media)	357	5,819
Amedisys, Inc.* (Health Care Providers & Services)	153	14,325
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	9,800
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	714	11,938
American Eagle Outfitters, Inc. (Specialty Retail)	918	23,115
American Equity Investment Life Holding Co. (Insurance)	510	18,222
American Outdoor Brands Corp.* (Leisure Products)	408	3,864
American Software, Inc. - Class A (Software)	255	3,815

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
American States Water Co. (Water Utilities)	204	$12,264
American Vanguard Corp. (Chemicals)	255	5,534
Americold Realty Trust (Equity Real Estate Investment Trusts)	357	7,679
Ameris Bancorp (Banks)	255	11,883
Amicus Therapeutics, Inc.* (Biotechnology)	1,122	16,325
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	6,640
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	255	15,428
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	561	10,754
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	5,340
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,530	4,544
AmTrust Financial Services, Inc. (Insurance)	714	10,339
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	459	3,153
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	5,391
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	14,872
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,428	3,813
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	867	4,370
Apellis Pharmaceuticals, Inc.* (Biotechnology)	255	4,692
Apogee Enterprises, Inc. (Building Products)	204	10,355
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	765	14,604
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	204	4,933
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	204	15,229
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,020	2,346
Apptio, Inc.* (Internet Software & Services)	204	6,848
Aratana Therapeutics, Inc.* (Pharmaceuticals)	663	3,007
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	459	5,219
Arbutus BioPharma Corp.* (Biotechnology)	459	5,095
ArcBest Corp. (Road & Rail)	153	7,122
Archrock, Inc. (Energy Equipment & Services)	816	11,138
Ardelyx, Inc.* (Biotechnology)	612	2,479
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	408	2,754
Arena Pharmaceuticals, Inc.* (Biotechnology)	306	11,809
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,601
Argo Group International Holdings, Ltd. (Insurance)	204	12,760
Arlington Asset Investment Corp. - Class A (Capital Markets)	306	3,219
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	357	5,391
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	306	7,274
ArQule, Inc.* (Biotechnology)	867	4,318
Array BioPharma, Inc.* (Biotechnology)	1,173	18,051
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	612	8,917
Artisan Partners Asset Management, Inc. (Capital Markets)	306	10,542
Ascena Retail Group, Inc.* (Specialty Retail)	1,326	4,880
ASGN, Inc.* (Insurance)	306	27,631
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	714	5,641
AT Home Group, Inc.* (Specialty Retail)	204	7,399
Atara Biotherapeutics, Inc.* (Biotechnology)	255	9,575
Athenex, Inc.* (Biotechnology)	306	5,897
Athersys, Inc.* (Biotechnology)	1,530	3,060
Atkore International Group, Inc.* (Electrical Equipment)	306	7,240
Atlantic Capital Bancshares, Inc.* (Banks)	204	3,641
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,377	3,029
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	7,306
Audentes Therapeutics, Inc.* (Biotechnology)	204	7,681
Avanos Medical, Inc.* - Class I (Oil, Gas & Consumable Fuels)	255	14,076
Avaya Holdings Corp.* - Class C (Software)	663	13,645
Aveo Phamaceuticals, Inc.* (Biotechnology)	1,326	2,824
Avid Bioservices, Inc.* (Biotechnology)	816	4,545
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	459	2,575
Avis Budget Group, Inc.* (Road & Rail)	408	14,218
Avista Corp. (Multi-Utilities)	357	18,057
AVX Corp. (Electronic Equipment, Instruments & Components)	357	7,418
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,610
AxoGen, Inc.* (Health Care Equipment & Supplies)	204	9,165
Axon Enterprise, Inc.* (Aerospace & Defense)	306	20,787
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	459	3,465
AZZ, Inc. (Electrical Equipment)	153	8,293
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	357	13,930
B&G Foods, Inc. - Class A (Food Products)	408	12,811
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	969	2,083
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	204	10,639
Balchem Corp. (Chemicals)	204	20,459
Banc of California, Inc. (Banks)	306	6,120

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	255	$6,061
BancorpSouth Bank (Banks)	561	18,457
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	306	15,135
Banner Corp. (Banks)	204	12,846
Barnes & Noble Education, Inc.* (Specialty Retail)	459	2,580
Barnes & Noble, Inc. (Specialty Retail)	612	3,733
Barnes Group, Inc. (Machinery)	306	20,762
BBX Capital Corp. (Hotels, Restaurants & Leisure)	561	4,892
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	408	17,169
Beazer Homes USA, Inc.* (Household Durables)	306	3,920
Bed Bath & Beyond, Inc. (Specialty Retail)	816	15,284
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	16,511
Bellicum Pharmaceutials, Inc.* (Biotechnology)	459	2,919
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	6,885
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	306	7,405
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	459	7,459
Berkshire Hills Bancorp, Inc. (Banks)	255	10,353
Big Lots, Inc. (Multiline Retail)	255	11,075
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	816	4,814
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	204	7,042
BioScrip, Inc.* (Health Care Providers & Services)	1,326	3,514
BioTelemetry, Inc.* (Health Care Providers & Services)	204	10,710
BioTime, Inc.* (Biotechnology)	1,275	3,315
Black Hills Corp. (Multi-Utilities)	306	18,351
Blackbaud, Inc. (Software)	255	25,451
Blackline, Inc.* (Software)	204	8,711
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	612	20,282
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	510	9,863
Blucora, Inc.* (Internet Software & Services)	306	10,634
Blueprint Medicines Corp.* (Biotechnology)	255	15,183
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	459	10,098
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	306	7,072
Boise Cascade Co. (Paper & Forest Products)	255	11,029
Boston Private Financial Holdings, Inc. (Banks)	561	8,078
Bottomline Technologies, Inc.* (Software)	255	13,745
Box, Inc.* - Class A (Internet Software & Services)	765	18,329
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	510	19,049
Brady Corp. - Class A (Commercial Services & Supplies)	306	11,705
Braemar Hotels & Resorts, Inc. (Insurance)	306	3,498
Briggs & Stratton Corp. (Machinery)	306	5,413
Brightcove, Inc.* (Internet Software & Services)	357	3,052
BrightSphere Investment Group PLC (Capital Markets)	561	7,994
Brinker International, Inc. (Hotels, Restaurants & Leisure)	255	12,028
Bristow Group, Inc.* (Energy Equipment & Services)	306	4,278
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,173	11,249
Brookline Bancorp, Inc. (Banks)	510	9,282
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	408	12,477
Builders FirstSource, Inc.* (Building Products)	714	12,802
C&J Energy Services, Inc.* (Energy Equipment & Services)	408	9,490
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	18,429
CACI International, Inc.* - Class A (IT Services)	153	26,805
Cactus, Inc.* - Class A (Energy Equipment & Services)	204	6,675
Cadence BanCorp (Banks)	306	8,332
CalAmp Corp.* (Communications Equipment)	255	5,804
Caleres, Inc. (Specialty Retail)	255	8,540
California Resources Corp.* (Oil, Gas & Consumable Fuels)	306	11,141
California Water Service Group (Water Utilities)	306	12,577
Calithera Biosciences, Inc.* (Biotechnology)	510	2,270
Calix, Inc.* (Communications Equipment)	459	3,236
Callaway Golf Co. (Leisure Products)	612	11,775
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,377	14,817
Cal-Maine Foods, Inc.* (Food Products)	204	9,180
Cambrex Corp.* (Life Sciences Tools & Services)	204	12,750
Camping World Holdings, Inc. (Specialty Retail)	255	5,653
Cannae Holdings, Inc.* (Diversified Financial Services)	459	8,377
Capital Senior Living Corp.* (Health Care Providers & Services)	306	3,057
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	10,665
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	5,549
Cara Therapeutics, Inc.* (Biotechnology)	255	4,572
Carbonite, Inc.* (Internet Software & Services)	204	6,997
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	9,672

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Cardtronics PLC* - Class A (IT Services)	255	$6,457
CareDx, Inc.* (Biotechnology)	306	4,119
Career Education Corp.* (Diversified Consumer Services)	459	8,446
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	510	8,624
Cargurus, Inc.* (Internet Software & Services)	306	13,265
Carpenter Technology Corp. (Metals & Mining)	255	13,966
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	459	12,935
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	4,437
Cars.com, Inc.* (Internet Software & Services)	459	13,022
Carvana Co.* (Specialty Retail)	204	8,772
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	255	7,028
CASI Pharmaceuticals, Inc.* (Biotechnology)	561	4,095
Castle Brands, Inc.* (Beverages)	1,989	2,446
Castlight Health, Inc.* - Class B (Health Care Technology)	867	2,861
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,071	3,095
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	408	5,067
Cathay General Bancorp, Inc. (Banks)	459	19,090
CBIZ, Inc.* (Professional Services)	357	7,854
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,224	6,671
CECO Environmental Corp. (Commercial Services & Supplies)	459	3,153
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	867	4,127
CenterState Banks, Inc. (Banks)	510	14,153
Central European Media Enterprises, Ltd.* - Class A (Media)	918	3,557
Central Garden & Pet Co.* - Class A (Household Products)	255	10,231
Central Pacific Financial Corp. (Banks)	204	5,622
Century Aluminum Co.* (Metals & Mining)	357	4,573
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	357	2,910
Century Communities, Inc.* (Household Durables)	204	6,222
Cerus Corp.* (Health Care Equipment & Supplies)	918	6,802
ChannelAdvisor Corp.* (Internet Software & Services)	255	3,545
Chart Industries, Inc.* (Machinery)	204	15,930
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	306	6,591
Chegg, Inc.* (Diversified Consumer Services)	612	16,952
Chemical Financial Corp. (Banks)	408	23,174
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	357	11,431
Chico’s FAS, Inc. (Specialty Retail)	867	7,543
Chimerix, Inc.* (Biotechnology)	612	2,736
ChromaDex Corp.* (Life Sciences Tools & Services)	714	3,199
Ciena Corp.* (Communications Equipment)	816	20,726
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	357	4,766
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	17,650
Cision, Ltd.* (Internet Software & Services)	306	4,614
Citizens, Inc.* (Insurance)	510	4,034
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	357	4,552
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,326	3,779
Clear Channel Outdoor Holdings, Inc. (Media)	612	2,723
Clearside Biomedical, Inc.* (Pharmaceuticals)	306	2,726
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,785	19,261
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	918	2,396
Cloudera, Inc.* (Internet Software & Services)	663	8,878
Clovis Oncology, Inc.* (Biotechnology)	306	13,507
CNO Financial Group, Inc. (Insurance)	969	19,719
CoBiz Financial, Inc. (Banks)	306	6,701
Codexis, Inc.* (Chemicals)	408	5,875
Coeur Mining, Inc.* (Metals & Mining)	1,224	8,568
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	13,247
Coherus Biosciences, Inc.* (Biotechnology)	357	6,801
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	204	5,137
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	204	3,931
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	561	11,927
Columbia Banking System, Inc. (Banks)	408	16,699
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	357	5,994
Comfort Systems USA, Inc. (Construction & Engineering)	255	14,165
Commercial Metals Co. (Metals & Mining)	714	15,951
Commercial Vehicle Group, Inc.* (Machinery)	408	2,860
Community Bank System, Inc. (Banks)	306	19,355
Community Health Systems, Inc.* (Health Care Providers & Services)	867	2,896
CommVault Systems, Inc.* (Software)	255	16,550
Compass Minerals International, Inc. (Metals & Mining)	204	13,841
CONMED Corp. (Health Care Equipment & Supplies)	153	11,322
ConnectOne Bancorp, Inc. (Banks)	204	5,059
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	204	8,493
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	510	6,497
Continental Building Products, Inc.* (Building Products)	255	8,135

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Control4 Corp.* (Electronic Equipment, Instruments & Components)	204	$5,188
ConvergeOne Holdings, Inc. (IT Services)	306	2,907
Convergys Corp. (IT Services)	561	13,801
Cooper Tire & Rubber Co. (Auto Components)	357	10,192
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	561	2,833
Corcept Therapeutics, Inc.* (Pharmaceuticals)	612	8,036
Corecivic, Inc. (Equity Real Estate Investment Trusts)	714	18,307
Core-Mark Holding Co., Inc. (Distributors)	306	7,399
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	306	7,730
Corium International, Inc.* (Pharmaceuticals)	357	2,645
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	15,116
Costamare, Inc. (Marine)	510	3,539
Cotiviti Holdings, Inc.* (Health Care Technology)	255	11,383
Coupa Software, Inc.* (Internet Software & Services)	306	18,761
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,397	22,340
Covanta Holding Corp. (Commercial Services & Supplies)	714	12,852
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	255	4,598
Cowen Group, Inc.* - Class A (Capital Markets)	255	4,004
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	306	7,635
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	561	26,451
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	459	8,312
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	357	4,188
CryoLife, Inc.* (Health Care Equipment & Supplies)	255	7,599
CryoPort, Inc.* (Health Care Equipment & Supplies)	255	3,764
CSG Systems International, Inc. (IT Services)	204	8,297
CTI BioPharma Corp.* (Biotechnology)	663	1,472
CTS Corp. (Electronic Equipment, Instruments & Components)	204	7,120
Cubic Corp. (Aerospace & Defense)	153	10,419
Customers Bancorp, Inc.* (Banks)	204	5,196
CVB Financial Corp. (Banks)	612	14,639
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	459	5,136
Cytokinetics, Inc.* (Biotechnology)	459	3,374
Cytomx Therapeutics, Inc.* (Biotechnology)	255	6,717
CytoSorbents Corp.* (Health Care Equipment & Supplies)	306	3,672
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	3,505
Dana Holding Corp. (Auto Components)	867	18,509
Darling Ingredients, Inc.* (Food Products)	969	19,467
Daseke, Inc.* (Road & Rail)	408	3,546
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	12,533
Dean Foods Co. (Food Products)	663	6,511
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	23,018
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	306	3,960
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	24,473
Deluxe Corp. (Commercial Services & Supplies)	255	15,027
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,754	12,421
Denny’s Corp.* (Hotels, Restaurants & Leisure)	459	6,678
Depomed, Inc.* (Pharmaceuticals)	561	4,970
Dermira, Inc.* (Pharmaceuticals)	357	3,477
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	867	3,685
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	459	8,813
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,224	14,590
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	357	4,498
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	561	6,367
Digi International, Inc.* (Communications Equipment)	255	3,443
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	4,386
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	255	9,476
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	357	7,418
Donnelley Financial Solutions, Inc.* (Capital Markets)	306	6,365
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	357	3,035
Dorman Products, Inc.* (Auto Components)	153	11,426
Dril-Quip, Inc.* (Energy Equipment & Services)	255	13,145
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	561	3,478
DSW, Inc. - Class A (Specialty Retail)	459	12,595
Durect Corp.* (Pharmaceuticals)	1,734	2,549
Dycom Industries, Inc.* (Construction & Engineering)	204	18,189
Dynavax Technologies Corp.* (Biotechnology)	459	6,197
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	561	3,731
Eagle Bancorp, Inc.* (Banks)	204	11,026
Eagle Bulk Shipping, Inc.* (Marine)	561	3,226
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	357	6,765
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	19,445

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Ebix, Inc. (Software)	153	$12,141
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	7,028
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,581	2,545
Edgewell Personal Care Co.* (Personal Products)	306	16,481
Editas Medicine, Inc.* (Biotechnology)	306	9,100
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	459	18,984
El Paso Electric Co. (Electric Utilities)	255	15,887
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	408	17,483
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	255	4,598
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	10,440
Ellie Mae, Inc.* (Software)	204	20,240
EMCOR Group, Inc. (Construction & Engineering)	306	23,546
Emerald Expositions Events, Inc. (Media)	204	3,937
Emergent BioSolutions, Inc.* (Biotechnology)	255	13,859
Employers Holdings, Inc. (Insurance)	204	9,476
Encore Capital Group, Inc.* (Consumer Finance)	204	7,364
Endo International PLC* (Pharmaceuticals)	1,377	17,130
Endocyte, Inc.* (Pharmaceuticals)	459	7,032
Endologix, Inc.* (Health Care Equipment & Supplies)	765	3,894
Endurance International Group Holdings, Inc.* (Internet Software & Services)	561	4,600
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,275	3,761
Energy Recovery, Inc.* (Machinery)	408	3,301
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	357	3,195
EnerSys (Electrical Equipment)	255	20,927
Ennis, Inc. (Commercial Services & Supplies)	204	4,437
Enova International, Inc.* (Consumer Finance)	204	6,324
Enphase Energy, Inc.* (Electrical Equipment)	765	4,552
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	816	28,681
Entercom Communications Corp. - Class A (Media)	918	6,931
Entravision Communications Corp. - Class A (Media)	714	3,463
Envestnet, Inc.* (Internet Software & Services)	255	14,943
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	561	2,480
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	867	1,864
Epizyme, Inc.* (Biotechnology)	408	5,263
Eros International PLC* (Media)	306	4,116
ESCO Technologies, Inc. (Machinery)	153	9,524
Essendant, Inc. (Commercial Services & Supplies)	357	5,937
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	561	21,542
Esterline Technologies Corp.* (Aerospace & Defense)	153	13,051
Ethan Allen Interiors, Inc. (Household Durables)	204	4,590
Etsy, Inc.* (Internet & Direct Marketing Retail)	663	27,089
Everbridge, Inc.* (Software)	153	6,882
Everi Holdings, Inc.* (IT Services)	561	4,123
EVERTEC, Inc. (IT Services)	408	9,506
Evolent Health, Inc.* (Health Care Technology)	459	9,272
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	306	3,290
Evoqua Water Technologies Corp.* (Water Utilities)	510	10,883
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,745
Exela Technologies, Inc.* - Class I (IT Services)	612	3,066
ExlService Holdings, Inc.* (IT Services)	204	12,167
Exponent, Inc. (Professional Services)	306	14,963
Express, Inc.* (Specialty Retail)	561	5,402
Exterran Corp.* (Energy Equipment & Services)	255	7,069
Extreme Networks, Inc.* (Communications Equipment)	816	6,936
EZCORP, Inc.* - Class A (Consumer Finance)	408	4,672
Fabrinet* (Electronic Equipment, Instruments & Components)	255	9,976
Farmers National Banc Corp. (Banks)	255	4,074
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	357	2,406
Fate Therapeutics, Inc.* (Biotechnology)	408	3,643
FCB Financial Holdings, Inc.* - Class A (Banks)	255	13,005
Federal Signal Corp. (Machinery)	408	9,690
Federated Investors, Inc. - Class B (Capital Markets)	612	14,810
Ferro Corp.* (Chemicals)	510	11,485
FGL Holdings* (Diversified Financial Services)	969	8,741
FibroGen, Inc.* (Biotechnology)	408	25,744
Finisar Corp.* (Communications Equipment)	714	12,031
First Bancorp (Banks)	204	8,450
First BanCorp.* (Banks)	1,377	11,319
First Busey Corp. (Banks)	306	9,706
First Commonwealth Financial Corp. (Banks)	663	11,185
First Financial Bancorp (Banks)	561	17,026
First Financial Bankshares, Inc. (Banks)	357	20,206
First Foundation, Inc.* (Banks)	255	4,009
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	23,240
First Interstate Bancsys (Banks)	204	8,803

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
First Merchants Corp. (Banks)	306	$14,443
First Midwest Bancorp, Inc. (Banks)	612	16,322
First of Long Island Corp. (The) (Banks)	204	4,447
FirstCash, Inc. (Consumer Finance)	255	20,706
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	1,377	8,166
Five Below, Inc.* (Specialty Retail)	306	29,731
Five Prime Therapeutics, Inc.* (Biotechnology)	306	4,559
Five9, Inc.* (Internet Software & Services)	357	11,388
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	204	6,946
Flexion Therapeutics, Inc.* (Biotechnology)	255	6,084
Flotek Industries, Inc.* (Chemicals)	867	2,688
Fluent, Inc.* (Media)	816	1,918
Fluidigm Corp.* (Life Sciences Tools & Services)	510	3,264
Flushing Financial Corp. (Banks)	204	5,116
ForeScout Technologies, Inc.* (Software)	204	6,928
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	510	6,605
Fortress Biotech, Inc.* (Biotechnology)	765	1,706
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	612	8,048
Forward Air Corp. (Air Freight & Logistics)	204	13,036
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	8,017
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	10,159
Fox Factory Holding Corp.* (Auto Components)	255	12,674
Francesca’s Holdings Corp.* (Specialty Retail)	408	3,321
Franklin Electric Co., Inc. (Machinery)	306	15,132
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	765	6,740
Frank’s International N.V. (Energy Equipment & Services)	663	5,589
Fresh Del Monte Produce, Inc. (Food Products)	204	7,405
Freshpet, Inc.* (Food Products)	204	5,916
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	408	3,941
Frontier Communications Corp. (Diversified Telecommunication Services)	714	3,727
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	714	3,649
FTI Consulting, Inc.* (Professional Services)	204	16,108
FuelCell Energy, Inc.* (Electrical Equipment)	1,785	2,321
Fulton Financial Corp. (Banks)	1,020	17,697
FutureFuel Corp. (Chemicals)	255	3,509
GAIN Capital Holdings, Inc. (Capital Markets)	408	2,778
GameStop Corp. - Class A (Specialty Retail)	663	9,554
Gannett Co., Inc. (Media)	765	8,086
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	306	5,156
GATX Corp. (Trading Companies & Distributors)	204	16,797
GCP Applied Technologies, Inc.* (Chemicals)	459	13,380
Generac Holdings, Inc.* (Electrical Equipment)	357	19,188
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,020	1,540
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	510	3,407
Gentherm, Inc.* (Auto Components)	255	11,552
Genworth Financial, Inc.* - Class A (Insurance)	3,060	14,076
Geron Corp.* (Biotechnology)	1,377	4,943
Getty Realty Corp. (Equity Real Estate Investment Trusts)	255	7,306
Gibraltar Industries, Inc.* (Building Products)	204	8,864
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	11,654
Glacier Bancorp, Inc. (Banks)	510	21,777
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	255	5,059
Glaukos Corp.* (Health Care Equipment & Supplies)	204	8,488
Global Blood Therapeutics, Inc.* (Biotechnology)	306	12,791
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	459	9,712
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	408	21,004
Glu Mobile, Inc.* (Software)	867	4,621
Glycomimetics, Inc.* (Biotechnology)	306	4,495
Gms, Inc.* (Trading Companies & Distributors)	255	6,691
GNC Holdings, Inc.* - Class A (Specialty Retail)	867	2,757
Gogo, Inc.* (Internet Software & Services)	663	2,374
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	561	14,592
Gold Resource Corp. (Metals & Mining)	561	3,675
GoPro, Inc.* - Class A (Household Durables)	867	5,063
Government Properties Income Trust (Equity Real Estate Investment Trusts)	663	9,991
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	918	25,143
Granite Construction, Inc. (Construction & Engineering)	255	13,757
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	306	5,814
Gray Television, Inc.* (Media)	561	8,667
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	663	3,580
Great Western Bancorp, Inc. (Banks)	357	14,940
Green Brick Partners, Inc.* (Household Durables)	306	2,968
Green Dot Corp.* - Class A (Consumer Finance)	255	20,227
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	306	5,080

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Greenlight Capital Re, Ltd.* - Class A (Insurance)	306	$4,468
Greif, Inc. - Class A (Containers & Packaging)	153	8,331
Griffon Corp. (Building Products)	255	4,565
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,754	12,889
GTT Communications, Inc.* (Internet Software & Services)	204	9,068
Guaranty BanCorp (Banks)	204	6,130
GUESS?, Inc. (Specialty Retail)	408	9,245
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,071	12,327
H&E Equipment Services, Inc. (Trading Companies & Distributors)	204	7,505
H.B. Fuller Co. (Chemicals)	306	17,344
Haemonetics Corp.* (Health Care Equipment & Supplies)	306	29,877
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,173	4,586
Halozyme Therapeutics, Inc.* (Biotechnology)	765	13,847
Hancock Holding Co. (Banks)	510	25,628
Hanmi Financial Corp. (Banks)	255	6,388
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	357	6,994
Harmonic, Inc.* (Communications Equipment)	867	3,988
Harsco Corp.* (Machinery)	510	12,929
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	561	3,198
Hawaiian Holdings, Inc. (Airlines)	306	12,271
HC2 Holdings, Inc.* (Construction & Engineering)	561	3,243
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	21,213
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	18,479
HealthEquity, Inc.* (Health Care Providers & Services)	306	23,104
HealthStream, Inc. (Health Care Technology)	204	5,728
Heartland Express, Inc. (Road & Rail)	357	6,851
Heartland Financial USA, Inc. (Banks)	204	11,985
Hecla Mining Co. (Metals & Mining)	2,601	8,323
Helen of Troy, Ltd.* (Household Durables)	153	17,527
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,020	10,210
Heritage Commerce Corp. (Banks)	306	4,660
Heritage Financial Corp. (Banks)	255	8,938
Herman Miller, Inc. (Commercial Services & Supplies)	357	13,512
Heron Therapeutics, Inc.* (Biotechnology)	408	15,280
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	255	5,505
Hertz Global Holdings, Inc.* (Road & Rail)	408	6,214
HFF, Inc. - Class A (Real Estate Management & Development)	255	11,478
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	867	5,670
Hill International, Inc.* (Professional Services)	561	3,086
Hillenbrand, Inc. (Machinery)	357	17,921
Hilltop Holdings, Inc. (Banks)	459	9,547
HMS Holdings Corp.* (Health Care Technology)	510	12,204
HNI Corp. (Commercial Services & Supplies)	255	11,034
Home BancShares, Inc. (Banks)	918	21,288
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	6,038
Hope Bancorp, Inc. (Banks)	765	12,837
Horace Mann Educators Corp. (Insurance)	255	11,144
Horizon BanCorp, Inc. (Banks)	306	6,429
Horizon Pharma PLC* (Pharmaceuticals)	969	17,083
Hortonworks, Inc.* (Internet Software & Services)	459	7,996
Hostess Brands, Inc.* (Food Products)	663	9,289
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	765	4,858
Houlihan Lokey, Inc. (Capital Markets)	204	10,029
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,632	2,562
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	9,466
Hubspot, Inc.* (Software)	204	25,315
Hudson, Ltd.* - Class A (Specialty Retail)	306	5,171
IBERIABANK Corp. (Banks)	306	25,429
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	204	4,284
IDACORP, Inc. (Electric Utilities)	306	28,837
Idera Pharmaceuticals, Inc.* (Electrical Equipment)	255	1,456
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	357	13,994
ILG, Inc. (Hotels, Restaurants & Leisure)	612	21,010
IMAX Corp.* (Media)	357	7,890
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	255	3,580
Immune Design Corp.* (Biotechnology)	612	2,326
ImmunoGen, Inc.* (Biotechnology)	816	7,589
Immunomedics, Inc.* (Biotechnology)	765	18,305
Imperva, Inc.* (Software)	204	9,435
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	663	2,672
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	6,729
Independent Bank Corp. (Banks)	153	13,525
Infinera Corp.* (Communications Equipment)	969	8,062
Information Services Group, Inc.* (IT Services)	612	2,509
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	6,411
Ingevity Corp.* (Chemicals)	255	25,417
InnerWorkings, Inc.* (Commercial Services & Supplies)	459	4,067
Innospec, Inc. (Chemicals)	153	12,385

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Innoviva, Inc.* (Pharmaceuticals)	510	$7,217
Inovalon Holdings, Inc.* (Health Care Technology)	561	5,975
Inovio Pharmaceuticals, Inc.* (Biotechnology)	867	3,477
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	306	9,621
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	204	10,255
Insmed, Inc.* (Biotechnology)	459	11,415
Insperity, Inc. (Professional Services)	204	19,400
Instructure, Inc.* (Internet Software & Services)	204	7,895
Insys Therapeutics, Inc.* (Biotechnology)	357	2,378
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	14,576
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	26,339
Intellia Therapeutics, Inc.* (Biotechnology)	255	6,788
Intelsat S.A.* (Diversified Telecommunication Services)	306	5,967
InterDigital, Inc. (Communications Equipment)	204	16,820
Interface, Inc. (Commercial Services & Supplies)	408	9,139
International Bancshares Corp. (Banks)	357	15,869
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	153	6,625
Intersect ENT, Inc.* (Pharmaceuticals)	204	6,599
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	357	7,165
Intrepid Potash, Inc.* (Chemicals)	918	3,920
Intrexon Corp.* (Biotechnology)	459	6,729
Invacare Corp. (Health Care Equipment & Supplies)	255	4,552
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	11,845
Investment Technology Group, Inc. (Capital Markets)	255	5,648
Investors Bancorp, Inc. (Banks)	1,479	18,517
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	918	5,031
Invitae Corp.* (Biotechnology)	561	4,959
Iovance Biotherapeutics, Inc.* (Biotechnology)	561	7,966
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	10,588
iRobot Corp.* (Household Durables)	153	12,125
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	816	15,732
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	510	5,544
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	510	2,504
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	12,485
J.C. Penney Co., Inc.* (Multiline Retail)	2,346	5,748
j2 Global, Inc. (Internet Software & Services)	255	21,634
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	153	12,889
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	510	7,293
James River Group Holdings, Ltd. (Insurance)	204	8,444
Jeld-Wen Holding, Inc.* (Building Products)	459	12,595
John Bean Technologies Corp. (Machinery)	204	22,562
K12, Inc.* (Diversified Consumer Services)	306	5,006
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	306	6,233
Kadmon Holdings, Inc.* (Biotechnology)	867	2,948
Kaman Corp. - Class A (Trading Companies & Distributors)	153	10,132
KapStone Paper & Packaging Corp. (Paper & Forest Products)	510	17,738
Karyopharm Therapeutics, Inc.* (Biotechnology)	357	6,347
KB Home (Household Durables)	510	12,113
KBR, Inc. (Construction & Engineering)	867	17,323
Keane Group, Inc.* (Energy Equipment & Services)	408	5,757
Kearny Financial Corp. (Thrifts & Mortgage Finance)	663	9,514
Kelly Services, Inc. - Class A (Professional Services)	255	6,194
KEMET Corp.* (Electronic Equipment, Instruments & Components)	357	9,278
Kemper Corp. (Insurance)	255	20,348
Kennametal, Inc. (Machinery)	459	17,883
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	765	15,988
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	867	3,676
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	5,189
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	4,942
Kindred Biosciences, Inc.* (Biotechnology)	306	4,146
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	561	9,464
KLX, Inc.* (Aerospace & Defense)	306	22,354
Knoll, Inc. (Commercial Services & Supplies)	357	8,050
Knowles Corp.* (Electronic Equipment, Instruments & Components)	561	9,739
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	918	2,809
Korn/Ferry International (Professional Services)	306	20,189
Kraton Performance Polymers, Inc.* (Chemicals)	204	9,810
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	612	7,907
Kura Oncology, Inc.* (Biotechnology)	255	5,177
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	561	8,970
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	1,020	3,458
Lakeland Bancorp, Inc. (Banks)	306	5,936
Lakeland Financial Corp. (Banks)	153	7,419

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Landec Corp.* (Food Products)	255	$3,570
Lannett Co., Inc.* (Pharmaceuticals)	306	3,902
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	306	4,422
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,020	9,506
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	663	22,986
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	7,059
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	357	5,287
La-Z-Boy, Inc. (Household Durables)	306	9,333
LCI Industries (Auto Components)	153	14,068
LegacyTexas Financial Group, Inc. (Banks)	306	13,412
LendingClub Corp.* (Consumer Finance)	2,142	8,825
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	4,277
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,326	11,656
LHC Group, Inc.* (Health Care Providers & Services)	204	17,560
Liberty Braves Group* - Class C (Media)	255	6,571
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	306	14,740
Liberty Latin America, Ltd.* - Class A (Media)	306	5,838
Liberty Latin America, Ltd.* - Class C (Media)	714	13,823
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	510	8,492
LifePoint Health, Inc.* (Health Care Providers & Services)	204	13,219
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	612	2,870
Limelight Networks, Inc.* (Internet Software & Services)	918	4,094
Liquidity Services, Inc.* (Internet Software & Services)	408	2,876
LivaNova PLC* (Health Care Equipment & Supplies)	255	28,083
Live Oak Bancshares, Inc. (Banks)	204	5,804
LivePerson, Inc.* (Internet Software & Services)	357	8,282
LiveXLive Media, Inc.* (Media)	357	1,706
Louisiana-Pacific Corp. (Paper & Forest Products)	867	23,339
Loxo Oncology, Inc.* (Biotechnology)	153	25,640
LSC Communications, Inc. (Commercial Services & Supplies)	306	4,596
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	10,753
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	204	3,945
Lumentum Holdings, Inc.* (Communications Equipment)	357	18,653
Luminex Corp. (Life Sciences Tools & Services)	255	8,634
M.D.C. Holdings, Inc. (Household Durables)	306	8,886
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	306	6,374
M/I Homes, Inc.* (Household Durables)	204	5,275
Macatawa Bank Corp. (Banks)	306	3,755
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	10,923
MacroGenics, Inc.* (Biotechnology)	306	6,319
Magellan Health, Inc.* (Health Care Providers & Services)	153	11,131
Maiden Holdings, Ltd. (Insurance)	561	4,881
Mallinckrodt PLC* (Pharmaceuticals)	510	11,960
MannKind Corp.* (Biotechnology)	1,683	2,592
ManTech International Corp. - Class A (IT Services)	153	9,157
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	459	3,397
Marrone Bio Innovations, Inc.* (Chemicals)	1,377	2,795
Marten Transport, Ltd. (Road & Rail)	306	6,686
Masonite International Corp.* (Building Products)	153	10,442
MasTec, Inc.* (Construction & Engineering)	357	16,618
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	612	20,501
Matrix Service Co.* (Energy Equipment & Services)	255	5,087
Matson, Inc. (Marine)	255	9,180
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	10,720
Maxar Technologies, Ltd. (Aerospace & Defense)	357	17,482
MAXIMUS, Inc. (IT Services)	357	23,137
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	459	7,945
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	510	2,341
MB Financial, Inc. (Banks)	459	22,239
MBIA, Inc.* (Insurance)	663	6,796
McDermott International, Inc.* (Energy Equipment & Services)	1,020	18,370
McGrath RentCorp (Commercial Services & Supplies)	153	9,085
MDC Partners, Inc.* - Class A (Media)	663	3,381
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	306	3,427
MediciNova, Inc.* (Biotechnology)	408	3,860
Medidata Solutions, Inc.* (Health Care Technology)	306	22,739
Mercury Systems, Inc.* (Aerospace & Defense)	306	12,769
Meredith Corp. (Media)	255	13,553
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	6,533
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	4,835
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	16,616
Meritage Homes Corp.* (Household Durables)	255	11,003
Meritor, Inc.* (Machinery)	510	10,506

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	$10,009
MGE Energy, Inc. (Electric Utilities)	204	13,056
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,142	26,732
Milacron Holdings Corp.* (Machinery)	459	9,570
MiMedx Group, Inc.* (Biotechnology)	867	3,685
Mindbody, Inc.* (Internet Software & Services)	255	9,524
Minerals Technologies, Inc. (Chemicals)	204	15,422
Minerva Neurosciences, Inc.* (Biotechnology)	357	2,874
Miragen Therapeutics, Inc.* (Biotechnology)	408	2,750
Mitek System, Inc.* (Software)	357	3,017
Mobile Mini, Inc. (Commercial Services & Supplies)	255	10,876
MobileIron, Inc.* (Software)	765	3,596
Model N, Inc.* (Software)	255	4,756
Modine Manufacturing Co.* (Auto Components)	357	6,230
Moelis & Co. (Capital Markets)	255	16,218
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	15,096
MoneyGram International, Inc.* (IT Services)	408	2,668
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	510	8,502
Monotype Imaging Holdings, Inc. (Software)	306	6,319
Monro Muffler Brake, Inc. (Specialty Retail)	204	13,760
Moog, Inc. - Class A (Aerospace & Defense)	204	15,302
MRC Global, Inc.* (Trading Companies & Distributors)	510	11,552
MSA Safety, Inc. (Commercial Services & Supplies)	204	20,580
MSG Networks, Inc.* - Class A (Media)	408	9,608
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	306	6,135
Mueller Industries, Inc. (Machinery)	357	11,820
Mueller Water Products, Inc. - Class A (Machinery)	969	11,967
Murphy USA, Inc.* (Specialty Retail)	204	16,165
Myers Industries, Inc. (Containers & Packaging)	255	5,495
Myokardia, Inc.* (Pharmaceuticals)	204	11,710
Myriad Genetics, Inc.* (Biotechnology)	408	17,850
Nantkwest, Inc.* (Biotechnology)	816	2,856
Natera, Inc.* (Biotechnology)	306	7,026
National Bank Holdings Corp. (Banks)	204	8,074
National CineMedia, Inc. (Media)	612	5,055
National General Holdings Corp. (Insurance)	408	11,253
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	19,084
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	306	8,822
National Vision Holdings, Inc.* (Specialty Retail)	204	8,295
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	7,446
Nautilus, Inc.* (Leisure Products)	255	3,634
Navigant Consulting, Inc.* (Professional Services)	306	6,659
Navistar International Corp.* (Machinery)	306	13,179
NBT Bancorp, Inc. (Banks)	255	10,261
NCI Building Systems, Inc.* (Building Products)	306	4,881
Neogen Corp.* (Health Care Equipment & Supplies)	306	25,214
NeoGenomics, Inc.* (Life Sciences Tools & Services)	408	5,712
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	459	2,924
Neos Therapeutics, Inc.* (Pharmaceuticals)	408	2,224
NETGEAR, Inc.* (Communications Equipment)	204	13,433
NetScout Systems, Inc.* (Communications Equipment)	510	13,668
Nevro Corp.* (Health Care Equipment & Supplies)	153	8,608
New Jersey Resources Corp. (Gas Utilities)	510	23,587
New Media Investment Group, Inc. (Media)	408	7,340
New Relic, Inc.* (Internet Software & Services)	255	24,915
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	612	4,333
New York & Co., Inc.* (Specialty Retail)	561	2,749
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	867	5,384
NewLink Genetics Corp.* (Biotechnology)	510	1,928
Newpark Resources, Inc.* (Energy Equipment & Services)	663	7,326
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	357	3,242
Nexstar Broadcasting Group, Inc. - Class A (Media)	255	18,986
NIC, Inc. (Internet Software & Services)	459	7,528
NII Holdings, Inc.* (Wireless Telecommunication Services)	969	6,008
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	459	9,593
NN, Inc. (Machinery)	255	5,483
Noble Corp. PLC* (Energy Equipment & Services)	1,683	9,829
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,428	3,213
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,275	4,743
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	357	5,948
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	357	4,887
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	612	11,028
Northwest Natural Gas Co. (Gas Utilities)	204	13,291
NorthWestern Corp. (Multi-Utilities)	306	18,155
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	204	12,719
Novavax, Inc.* (Biotechnology)	3,213	4,081

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Novocure, Ltd.* (Health Care Equipment & Supplies)	459	$15,606
NOW, Inc.* (Trading Companies & Distributors)	714	10,674
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	204	3,770
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	459	8,537
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	8,160
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	17,763
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	11,453
Nymox Pharmaceutical Corp.* (Biotechnology)	714	2,292
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,581	19,320
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	357	10,010
Oceaneering International, Inc. (Energy Equipment & Services)	612	16,744
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	306	8,926
Oclaro, Inc.* (Communications Equipment)	1,122	9,492
Ocular Therapeutix, Inc.* (Pharmaceuticals)	408	2,264
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,020	4,060
Office Depot, Inc. (Specialty Retail)	3,570	8,961
OFG Bancorp (Banks)	357	5,944
Oil States International, Inc.* (Energy Equipment & Services)	357	12,459
Old National Bancorp (Banks)	918	17,855
Old Second Bancorp, Inc. (Banks)	255	3,953
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	306	21,266
Omeros Corp.* (Pharmaceuticals)	357	7,518
Omnicell, Inc.* (Health Care Technology)	255	15,173
OMNOVA Solutions, Inc.* (Chemicals)	408	3,815
On Deck Capital, Inc.* (Diversified Financial Services)	510	3,488
ONE Gas, Inc. (Gas Utilities)	306	23,574
OneSpan, Inc.* (Software)	255	4,157
OPKO Health, Inc.* (Biotechnology)	2,091	11,751
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	408	6,850
ORBCOMM, Inc.* (Diversified Telecommunication Services)	561	5,363
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	510	4,146
Organovo Holdings, Inc.* (Biotechnology)	1,836	2,185
Orion Marine Group, Inc.* (Construction & Engineering)	357	3,274
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	4,896
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	255	13,834
Otter Tail Corp. (Electric Utilities)	255	12,342
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	765	2,754
Owens & Minor, Inc. (Health Care Providers & Services)	408	7,699
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	3,343
P.H. Glatfelter Co. (Paper & Forest Products)	306	5,009
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,122	4,264
Pacific Premier Bancorp, Inc.* (Banks)	306	11,322
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	10,251
Palatin Technologies, Inc.* (Biotechnology)	2,958	2,840
Pandora Media, Inc.* (Internet Software & Services)	1,581	10,656
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	4,465
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,606
Party City Holdco, Inc.* (Specialty Retail)	306	4,820
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	510	9,471
Patterson Cos., Inc. (Health Care Providers & Services)	510	12,505
Paylocity Holding Corp.* (Software)	204	11,832
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	22,483
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	306	3,213
PDL BioPharma, Inc.* (Biotechnology)	1,530	3,840
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	459	19,503
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	408	15,728
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	16,346
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	510	5,416
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	408	7,870
Perficient, Inc.* (IT Services)	255	6,712
Performance Food Group Co.* (Food & Staples Retailing)	612	21,940
Perspecta, Inc. (IT Services)	867	18,814
PGT, Inc.* (Building Products)	357	8,568
PHH Corp.* (Thrifts & Mortgage Finance)	357	3,881
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	561	5,049
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,071	16,879
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	765	15,132
Pier 1 Imports, Inc. (Specialty Retail)	1,020	2,203
Pieris Pharmaceuticals, Inc.* (Biotechnology)	612	3,360
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	306	10,171

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Pioneer Energy Services Corp.* (Energy Equipment & Services)	816	$2,693
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,173	10,240
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	510	24,235
Plantronics, Inc. (Communications Equipment)	204	14,007
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	12,122
Plug Power, Inc.* (Electrical Equipment)	2,040	4,080
PNM Resources, Inc. (Electric Utilities)	459	18,062
PolyOne Corp. (Chemicals)	459	20,587
Portland General Electric Co. (Electric Utilities)	510	23,134
Portola Pharmaceuticals, Inc.* (Biotechnology)	408	14,606
Potlatch Corp. (Equity Real Estate Investment Trusts)	357	16,690
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	153	10,940
PQ Group Holdings, Inc.* (Chemicals)	306	5,514
PRA Group, Inc.* (Consumer Finance)	306	11,995
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	306	5,178
Presidio, Inc.* (IT Services)	306	4,272
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	10,933
Primerica, Inc. (Insurance)	255	29,273
Primo Water Corp.* (Beverages)	255	4,476
Primoris Services Corp. (Construction & Engineering)	306	8,265
ProAssurance Corp. (Insurance)	357	14,744
Progenics Pharmaceuticals, Inc.* (Biotechnology)	612	4,887
Progress Software Corp. (Software)	306	11,258
ProPetro Holding Corp.* (Energy Equipment & Services)	510	8,384
PROS Holdings, Inc.* (Software)	204	7,577
Proteostasis Therapeutics, Inc.* (Biotechnology)	765	1,897
Prothena Corp. PLC* (Biotechnology)	357	5,305
Proto Labs, Inc.* (Machinery)	153	19,071
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	10,420
PTC Therapeutics, Inc.* (Biotechnology)	306	11,649
Puma Biotechnology, Inc.* (Biotechnology)	204	9,823
Q2 Holdings, Inc.* (Internet Software & Services)	204	12,067
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	13,082
Quad/Graphics, Inc. (Commercial Services & Supplies)	255	5,243
Quality Systems, Inc.* (Health Care Technology)	357	7,186
Qualys, Inc.* (Software)	204	17,767
Quanex Building Products Corp. (Building Products)	306	5,416
Quantenna Communications, Inc.* (Communications Equipment)	306	4,875
Quidel Corp.* (Health Care Equipment & Supplies)	204	13,843
QuinStreet, Inc.* (Internet Software & Services)	357	4,734
Quorum Health Corp.* (Health Care Providers & Services)	510	2,468
Quotient Technology, Inc.* (Internet Software & Services)	561	8,275
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	612	3,611
R1 RCM, Inc.* (Health Care Providers & Services)	765	6,135
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,275	24,416
Radiant Logistics, Inc.* (Air Freight & Logistics)	663	2,645
Radius Health, Inc.* (Biotechnology)	255	6,120
RadNet, Inc.* (Health Care Providers & Services)	357	4,784
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	8,825
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	561	7,377
Rapid7, Inc.* (Software)	255	7,092
Raven Industries, Inc. (Industrial Conglomerates)	255	9,894
Rayonier Advanced Materials, Inc. (Chemicals)	408	7,360
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	408	14,419
Redfin Corp.* (Real Estate Management & Development)	459	11,246
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	8,573
Regenxbio, Inc.* (Biotechnology)	204	14,341
Regis Corp.* (Diversified Consumer Services)	306	5,343
Remark Holdings, Inc.* (Internet Software & Services)	510	1,836
Renasant Corp. (Banks)	306	13,672
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	306	5,217
Rent-A-Center, Inc.* (Specialty Retail)	357	5,298
Repligen Corp.* (Biotechnology)	255	12,324
Republic First Bancorp, Inc.* (Banks)	459	3,626
Resources Connection, Inc. (Professional Services)	255	4,055
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	663	12,537
Retrophin, Inc.* (Biotechnology)	255	7,048
REV Group, Inc. (Machinery)	255	4,378
Revance Therapeutics, Inc.* (Pharmaceuticals)	255	7,331
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	510	15,626
Rexnord Corp.* (Machinery)	612	18,507
Ribbon Communications, Inc.* (Communications Equipment)	561	3,806

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,428	$4,027
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	459	5,673
Rite Aid Corp.* (Food & Staples Retailing)	6,528	13,121
RLI Corp. (Insurance)	255	19,064
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,020	23,042
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	612	2,485
Roku, Inc.* (Household Durables)	255	11,582
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	816	11,816
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	714	3,284
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	204	5,834
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	204	9,198
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	204	5,906
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	255	21,678
S&T Bancorp, Inc. (Banks)	204	9,131
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,020	22,042
Safe Bulkers, Inc.* (Marine)	765	2,540
Saia, Inc.* (Road & Rail)	153	11,528
SailPoint Technologies Holding, Inc.* (Software)	255	6,143
Sally Beauty Holdings, Inc.* (Specialty Retail)	765	12,615
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	867	3,858
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	255	4,162
Sandy Spring Bancorp, Inc. (Banks)	204	7,978
Sangamo BioSciences, Inc.* (Biotechnology)	663	9,050
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	408	11,873
Savara, Inc.* (Biotechnology)	306	3,369
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	6,311
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	6,722
Scholastic Corp. (Media)	204	8,519
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	8,464
Science Applications International Corp. (IT Services)	255	21,514
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	306	14,703
Scorpio Bulkers, Inc. (Marine)	561	4,236
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,193	4,715
Seacoast Banking Corp. of Florida* (Banks)	306	8,969
Sears Holdings Corp.* (Multiline Retail)	969	1,783
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	357	7,604
Select Energy Services, Inc.* (Energy Equipment & Services)	357	5,455
Select Income REIT (Equity Real Estate Investment Trusts)	408	8,507
Select Medical Holdings Corp.* (Health Care Providers & Services)	663	13,790
Selective Insurance Group, Inc. (Insurance)	357	21,348
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	510	12,827
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	357	16,940
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	714	2,628
Sensient Technologies Corp. (Chemicals)	255	17,687
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	204	8,631
ServiceSource International, Inc.* (IT Services)	867	3,035
ServisFirst Bancshares, Inc. (Banks)	306	12,929
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	153	9,536
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	10,097
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	561	8,163
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	16,781
SIGA Technologies, Inc.* (Pharmaceuticals)	561	4,258
Signet Jewelers, Ltd. (Specialty Retail)	357	20,613
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	24,289
Simmons First National Corp. - Class A (Banks)	561	16,718
Simply Good Foods Co. (The)* (Food Products)	459	7,656
Simpson Manufacturing Co., Inc. (Building Products)	255	18,605
Sinclair Broadcast Group, Inc. - Class A (Media)	459	11,842
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	255	22,735
SkyWest, Inc. (Airlines)	306	18,329
Sleep Number Corp.* (Specialty Retail)	255	7,265
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	255	4,001
Sonic Corp. (Hotels, Restaurants & Leisure)	255	8,963
Sorrento Therapeutics, Inc.* (Biotechnology)	765	4,284
Sotheby’s* - Class A (Diversified Consumer Services)	255	13,543
South Jersey Industries, Inc. (Gas Utilities)	510	17,304
South State Corp. (Banks)	204	17,075
Southside Bancshares, Inc. (Banks)	204	6,995
Southwest Gas Corp. (Gas Utilities)	255	19,941
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,468	17,826
Spark Therapeutics, Inc.* (Biotechnology)	204	15,651
Spartan Motors, Inc. (Auto Components)	306	4,514

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
SpartanNash Co. (Food & Staples Retailing)	255	$6,110
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	612	13,029
Spire, Inc. (Gas Utilities)	306	21,910
Spirit Airlines, Inc.* (Airlines)	408	17,724
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	408	4,076
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	510	2,596
SPX Corp.* (Machinery)	255	9,461
SPX FLOW, Inc.* (Machinery)	255	12,118
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,479	16,742
STAAR Surgical Co.* (Health Care Equipment & Supplies)	255	7,867
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	561	15,327
State Bank Financial Corp. (Banks)	255	8,020
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	7,714
Stemline Therapeutics, Inc.* (Biotechnology)	255	3,927
Sterling Construction Co., Inc.* (Construction & Engineering)	255	3,425
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	357	19,296
Stifel Financial Corp. (Capital Markets)	408	22,493
Stoneridge, Inc.* (Auto Components)	204	6,936
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	6,933
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	663	9,381
Summit Materials, Inc.* - Class A (Construction Materials)	663	16,641
Sun Hydraulics Corp. (Machinery)	204	10,620
SunCoke Energy, Inc.* (Metals & Mining)	459	5,237
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	561	4,073
Sunrun, Inc.* (Electrical Equipment)	612	8,654
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,326	21,574
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	5,636
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,020	10,037
Superior Industries International, Inc. (Auto Components)	204	3,743
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	306	16,203
SUPERVALU, Inc.* (Food & Staples Retailing)	306	9,890
Sykes Enterprises, Inc.* (IT Services)	255	7,563
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	204	10,222
Syneos Health, Inc.* (Life Sciences Tools & Services)	357	17,590
Synergy Pharmaceuticals, Inc.* (Biotechnology)	2,244	3,815
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	153	14,760
Syntel, Inc.* (IT Services)	255	10,350
Syros Pharmaceuticals, Inc.* (Biotechnology)	306	3,097
T2 Biosystems, Inc.* (Biotechnology)	357	2,138
Tahoe Resources, Inc.* (Metals & Mining)	2,040	9,200
Tailored Brands, Inc. (Specialty Retail)	306	6,169
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	306	8,433
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	561	13,380
Taylor Morrison Home Corp.* - Class A (Household Durables)	663	12,948
Team, Inc.* (Commercial Services & Supplies)	255	5,559
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	17,015
Teekay Corp. (Oil, Gas & Consumable Fuels)	612	4,266
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,499	2,370
TEGNA, Inc. (Media)	1,326	14,626
Teladoc, Inc.* (Health Care Providers & Services)	357	21,367
Telaria, Inc.* (Internet Software & Services)	663	2,473
Telenav, Inc.* (Software)	459	2,479
Teligent, Inc.* (Pharmaceuticals)	714	2,985
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	612	4,780
Tenet Healthcare Corp.* (Health Care Providers & Services)	510	19,191
Tenneco, Inc. (Auto Components)	306	14,107
Terraform Power, Inc. - Class A (Independent Power & Renewable Electricity Producers)	561	5,739
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	357	13,177
Tetra Tech, Inc. (Commercial Services & Supplies)	306	18,605
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,071	4,616
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	714	2,049
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	25,640
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	255	4,055
TG Therapeutics, Inc.* (Biotechnology)	459	5,393
The Andersons, Inc. (Food & Staples Retailing)	204	7,191
The Bancorp, Inc.* (Banks)	459	4,457
The Brink’s Co. (Commercial Services & Supplies)	306	24,434
The Buckle, Inc. (Specialty Retail)	204	4,906
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	255	14,288
The E.W. Scripps Co. - Class A (Media)	357	4,677
The Ensign Group, Inc. (Health Care Providers & Services)	306	11,037

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	714	$18,478
The Greenbrier Cos., Inc. (Machinery)	204	11,557
The Hackett Group, Inc. (IT Services)	255	4,598
The KEYW Holding Corp.* (Aerospace & Defense)	459	4,071
The Manitowoc Co., Inc.* (Machinery)	255	6,755
The Medicines Co.* (Pharmaceuticals)	408	16,210
The Meet Group, Inc.* (Internet Software & Services)	816	3,313
The New York Times Co. - Class A (Media)	765	18,972
The St Joe Co.* (Real Estate Management & Development)	306	5,401
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,173	6,123
Theravance Biopharma, Inc.* (Pharmaceuticals)	306	7,329
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	6,393
Third Point Reinsurance, Ltd.* (Insurance)	561	7,069
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	306	7,274
Tile Shop Holdings, Inc. (Specialty Retail)	459	3,810
TimkenSteel Corp.* (Metals & Mining)	306	4,253
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	408	2,774
Titan International, Inc. (Machinery)	408	4,321
Tivity Health, Inc.* (Health Care Providers & Services)	255	8,594
TiVo Corp. (Software)	765	9,295
TopBuild Corp.* (Household Durables)	204	15,153
TowneBank (Banks)	408	13,178
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	255	5,258
Trade Desk, Inc. (The)* (Internet Software & Services)	204	17,201
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,275	6,821
Travelport Worldwide, Ltd. (IT Services)	765	14,459
Tredegar Corp. (Chemicals)	204	5,314
Trex Co., Inc.* (Building Products)	357	27,752
TRI Pointe Group, Inc.* (Household Durables)	918	13,008
TriMas Corp.* (Machinery)	306	9,058
TriNet Group, Inc.* (Professional Services)	255	13,732
Trinseo SA (Chemicals)	255	19,049
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	357	12,566
Triumph Group, Inc. (Aerospace & Defense)	357	7,443
Tronox, Ltd. - Class A (Chemicals)	612	11,291
TrueBlue, Inc.* (Professional Services)	306	8,277
TrueCar, Inc.* (Internet Software & Services)	663	7,373
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	6,497
Trustmark Corp. (Banks)	408	14,358
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	612	10,624
Tupperware Brands Corp. (Household Durables)	306	11,233
Tutor Perini Corp.* (Construction & Engineering)	306	5,661
Tyme Technologies, Inc.* (Biotechnology)	714	2,071
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	459	12,375
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	306	4,107
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,683	2,979
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	20,172
UMB Financial Corp. (Banks)	255	18,332
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	306	4,725
Union Bankshares Corp. (Banks)	408	16,528
Unisys Corp.* (IT Services)	408	5,243
Unit Corp.* (Energy Equipment & Services)	357	8,889
United Bankshares, Inc. (Banks)	561	20,729
United Community Banks, Inc. (Banks)	459	13,784
United Community Financial Corp. (Thrifts & Mortgage Finance)	408	4,264
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	357	6,251
United Natural Foods, Inc.* (Food & Staples Retailing)	306	9,853
Universal Corp. (Tobacco)	153	10,572
Universal Forest Products, Inc. (Building Products)	357	13,152
Universal Insurance Holdings, Inc. (Insurance)	204	9,058
Univest Corp. of Pennsylvania (Banks)	204	5,569
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,938	3,198
Urban Edge Properties (Equity Real Estate Investment Trusts)	663	15,037
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	255	5,676
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	408	5,488
Valhi, Inc. (Chemicals)	459	2,460
Valley National Bancorp (Banks)	1,836	21,389
Vanda Pharmaceuticals, Inc.* (Biotechnology)	357	7,443
Varex Imaging Corp.* (Health Care Equipment & Supplies)	255	9,751
Varonis Systems, Inc.* (Software)	153	9,146
Vector Group, Ltd. (Tobacco)	612	11,291
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	357	5,230
Veracyte, Inc.* (Biotechnology)	306	3,314
Verastem, Inc.* (Biotechnology)	510	3,927
Vericel Corp.* (Biotechnology)	357	3,731
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	663	15,183
Verint Systems, Inc.* (Software)	357	16,029
Verso Corp.* - Class A (Paper & Forest Products)	255	5,322
ViaSat, Inc.* (Communications Equipment)	306	21,524

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Viavi Solutions, Inc.* (Communications Equipment)	1,377	$13,935
ViewRay, Inc.* (Health Care Equipment & Supplies)	510	6,079
Viking Therapeutics, Inc.* (Biotechnology)	408	4,162
VirnetX Holding Corp.* (Software)	816	2,366
Virtusa Corp.* (IT Services)	204	10,777
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	765	19,124
Vista Outdoor, Inc.* (Leisure Products)	408	6,626
Vital Therapies, Inc.* (Biotechnology)	459	3,649
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	510	2,907
Vocera Communications, Inc.* (Health Care Technology)	204	6,157
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	16,987
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	5,309
Wabash National Corp. (Machinery)	408	8,078
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	10,562
WageWorks, Inc.* (Professional Services)	255	13,464
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	153	9,067
Warrior Met Coal, Inc. (Metals & Mining)	255	6,597
Washington Federal, Inc. (Thrifts & Mortgage Finance)	510	17,111
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,224	9,829
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	13,995
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	255	4,335
Watts Water Technologies, Inc. - Class A (Machinery)	153	13,089
Web.com Group, Inc.* (Internet Software & Services)	306	7,696
Weight Watchers International, Inc.* (Diversified Consumer Services)	204	18,264
Werner Enterprises, Inc. (Road & Rail)	306	11,399
WesBanco, Inc. (Banks)	255	12,462
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	459	5,485
Westamerica Bancorp (Banks)	153	9,183
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,952
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	306	3,320
Whitestone REIT (Equity Real Estate Investment Trusts)	357	4,641
WideOpenWest, Inc.* (Media)	357	3,884
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	204	4,474
William Lyon Homes* - Class A (Household Durables)	255	5,567
Willscot Corp.* (Construction & Engineering)	306	5,110
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	510	1,795
Wingstop, Inc. (Hotels, Restaurants & Leisure)	204	10,067
Winnebago Industries, Inc. (Automobiles)	204	8,140
WisdomTree Investments, Inc. (Capital Markets)	816	7,132
WMIH Corp.* (Insurance)	2,397	3,260
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	561	19,848
Woodward, Inc. (Machinery)	306	25,461
Workiva, Inc.* (Software)	204	5,151
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	459	12,774
World Wrestling Entertainment, Inc. - Class A (Media)	255	20,174
Worthington Industries, Inc. (Metals & Mining)	255	11,939
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	612	15,563
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	11,567
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	408	5,810
Xencor, Inc.* (Biotechnology)	306	11,389
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	16,171
XO Group, Inc.* (Internet Software & Services)	204	5,749
Xperi Corp. (Semiconductors & Semiconductor Equipment)	357	5,944
Yelp, Inc.* (Internet Software & Services)	459	16,928
Yext, Inc.* (Internet Software & Services)	510	10,781
YRC Worldwide, Inc.* (Road & Rail)	357	3,477
ZAGG, Inc.* (Household Durables)	255	3,800
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	816	2,521
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,275	3,302
ZixCorp.* (Software)	612	3,268
Zogenix, Inc.* (Pharmaceuticals)	204	11,577
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	1,122	2,412
TOTAL COMMON STOCKS (Cost $10,029,456)		11,876,776

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	198	220
TOTAL CONTINGENT RIGHT (Cost $—)		220

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*^+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Repurchase Agreements(b)(c) (69.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%-1.85%, dated 7/31/18, due 8/1/18, total to be received $32,082,610	$32,081,000	$32,081,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,081,000)		32,081,000
TOTAL INVESTMENT SECURITIES (Cost $42,110,456) - 95.6%		43,957,996
Net other assets (liabilities) - 4.4%		2,038,501
NET ASSETS - 100.0%		$45,996,497

*	Non-income producing security.
^	The advisor has deemed these securities to be illiquid. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed. Subsequent to the date of this report, on August 23, 2018, the U.S. Food and Drug Administration approved the medication.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $2,724,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	87	9/24/18	$7,274,940	$(49,758)

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/18	2.20%	$14,360,660	$52,574
Russell 2000 Index	UBS AG	8/27/18	1.95%	12,480,156	53,833
				$26,840,816	$106,407

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2018

Small-Cap ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$160,492	0.3%
Air Freight & Logistics	41,367	0.1%
Airlines	48,324	0.1%
Auto Components	125,889	0.3%
Automobiles	8,140	NM
Banks	1,011,655	2.2%
Beverages	6,922	NM
Biotechnology	854,995	2.0%
Building Products	164,311	0.4%
Capital Markets	125,252	0.3%
Chemicals	263,099	0.6%
Commercial Services & Supplies	293,785	0.6%
Communications Equipment	209,245	0.5%
Construction & Engineering	142,475	0.3%
Construction Materials	16,641	NM
Consumer Finance	80,113	0.2%
Containers & Packaging	13,826	NM
Distributors	7,399	NM
Diversified Consumer Services	97,173	0.2%
Diversified Financial Services	23,380	0.1%
Diversified Telecommunication Services	68,937	0.1%
Electric Utilities	135,041	0.3%
Electrical Equipment	85,187	0.2%
Electronic Equipment, Instruments & Components	290,923	0.6%
Energy Equipment & Services	245,573	0.5%
Equity Real Estate Investment Trusts	857,660	2.0%
Food & Staples Retailing	68,105	0.1%
Food Products	81,805	0.2%
Gas Utilities	119,607	0.3%
Health Care Equipment & Supplies	391,065	0.9%
Health Care Providers & Services	251,842	0.5%
Health Care Technology	111,787	0.2%
Hotels, Restaurants & Leisure	306,597	0.7%
Household Durables	174,878	0.4%
Household Products	10,231	NM
Independent Power & Renewable Electricity Producers	47,287	0.1%
Industrial Conglomerates	9,894	NM
Insurance	297,154	0.6%
Internet & Direct Marketing Retail	92,588	0.2%
Internet Software & Services	385,958	0.8%
IT Services	250,545	0.5%
Leisure Products	32,062	0.1%
Life Sciences Tools & Services	65,569	0.1%
Machinery	403,006	0.9%
Marine	22,721	NM
Media	225,662	0.5%
Metals & Mining	161,401	0.4%
Mortgage Real Estate Investment Trusts	160,223	0.3%
Multiline Retail	39,872	0.1%
Multi-Utilities	54,563	0.1%
Oil, Gas & Consumable Fuels	432,323	0.9%
Paper & Forest Products	70,901	0.2%
Personal Products	16,481	NM
Pharmaceuticals	293,068	0.6%
Professional Services	136,694	0.3%
Real Estate Management & Development	55,106	0.1%
Road & Rail	71,041	0.2%
Semiconductors & Semiconductor Equipment	342,061	0.7%
Software	338,002	0.7%
Specialty Retail	316,780	0.7%
Technology Hardware, Storage & Peripherals	57,343	0.1%
Textiles, Apparel & Luxury Goods	90,145	0.2%
Thrifts & Mortgage Finance	265,319	0.6%
Tobacco	25,561	0.1%
Trading Companies & Distributors	165,044	0.4%
Water Utilities	35,724	0.1%
Wireless Telecommunication Services	23,177	0.1%
Other**	34,119,501	74.1%
Total	$45,996,497	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (77.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,626	$769,872
A.O. Smith Corp. (Building Products)	888	52,863
Abbott Laboratories (Health Care Equipment & Supplies)	10,656	698,394
AbbVie, Inc. (Biotechnology)	9,176	846,303
ABIOMED, Inc.* (Health Care Equipment & Supplies)	222	78,706
Accenture PLC - Class A (IT Services)	3,922	624,892
Activision Blizzard, Inc. (Software)	4,588	336,851
Adobe Systems, Inc.* (Software)	2,960	724,253
Advance Auto Parts, Inc. (Specialty Retail)	444	62,706
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,958	90,880
Aetna, Inc. (Health Care Providers & Services)	1,998	376,403
Affiliated Managers Group, Inc. (Capital Markets)	296	47,363
Aflac, Inc. (Insurance)	4,662	216,969
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,924	127,061
Air Products & Chemicals, Inc. (Chemicals)	1,332	218,674
Akamai Technologies, Inc.* (Internet Software & Services)	1,036	77,969
Alaska Air Group, Inc. (Airlines)	740	46,494
Albemarle Corp. (Chemicals)	666	62,737
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	592	75,444
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,332	177,103
Align Technology, Inc.* (Health Care Equipment & Supplies)	444	158,353
Allegion PLC (Building Products)	592	48,272
Allergan PLC (Pharmaceuticals)	2,072	381,434
Alliance Data Systems Corp. (IT Services)	296	66,564
Alliant Energy Corp. (Electric Utilities)	1,406	60,416
Alphabet, Inc.* - Class A (Internet Software & Services)	1,776	2,179,543
Alphabet, Inc.* - Class C (Internet Software & Services)	1,850	2,251,931
Altria Group, Inc. (Tobacco)	11,470	673,060
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,442	4,340,508
Ameren Corp. (Multi-Utilities)	1,480	91,849
American Airlines Group, Inc. (Airlines)	2,516	99,483
American Electric Power Co., Inc. (Electric Utilities)	2,960	210,574
American Express Co. (Consumer Finance)	4,292	427,140
American International Group, Inc. (Insurance)	5,402	298,244
American Tower Corp. (Equity Real Estate Investment Trusts)	2,664	394,912
American Water Works Co., Inc. (Water Utilities)	1,110	97,958
Ameriprise Financial, Inc. (Capital Markets)	888	129,355
AmerisourceBergen Corp. (Health Care Providers & Services)	962	78,720
AMETEK, Inc. (Electrical Equipment)	1,406	109,387
Amgen, Inc. (Biotechnology)	4,070	799,959
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,850	172,994
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,108	227,350
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,220	213,431
Andeavor (Oil, Gas & Consumable Fuels)	814	122,149
ANSYS, Inc.* (Software)	518	87,480
Anthem, Inc. (Health Care Providers & Services)	1,554	393,162
Aon PLC (Insurance)	1,480	212,454
Apache Corp. (Oil, Gas & Consumable Fuels)	2,294	105,524
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	962	41,029
Apple, Inc. (Technology Hardware, Storage & Peripherals)	29,748	5,660,747
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,142	298,685
Aptiv PLC (Auto Components)	1,628	159,657
Archer-Daniels-Midland Co. (Food Products)	3,404	164,277
Arconic, Inc. (Aerospace & Defense)	2,590	56,177
Arthur J. Gallagher & Co. (Insurance)	1,110	79,199
Assurant, Inc. (Insurance)	296	32,649
AT&T, Inc. (Diversified Telecommunication Services)	44,104	1,410,005
Autodesk, Inc.* (Software)	1,332	171,082
Automatic Data Processing, Inc. (IT Services)	2,664	359,613
AutoZone, Inc.* (Specialty Retail)	148	104,418
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	814	143,956
Avery Dennison Corp. (Containers & Packaging)	518	59,404
Baker Hughes a GE Co. - Class A (Energy Equipment & Services)	2,516	87,003
Ball Corp. (Containers & Packaging)	2,146	83,630
Bank of America Corp. (Banks)	57,128	1,764,113
Baxter International, Inc. (Health Care Equipment & Supplies)	2,960	214,452
BB&T Corp. (Banks)	4,736	240,636
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,628	407,602
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	11,692	2,313,496
Best Buy Co., Inc. (Specialty Retail)	1,480	111,044
Biogen, Inc.* (Biotechnology)	1,258	420,637
BlackRock, Inc. - Class A (Capital Markets)	740	372,042
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	296	600,501
BorgWarner, Inc. (Auto Components)	1,184	54,488
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	962	120,760
Boston Scientific Corp.* (Health Care Equipment & Supplies)	8,362	281,047
Brighthouse Financial, Inc.* (Insurance)	592	25,711

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,916	$582,565
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,516	557,973
Broadridge Financial Solutions, Inc. (IT Services)	740	83,605
Brown-Forman Corp. - Class B (Beverages)	1,554	82,704
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	814	75,075
CA, Inc. (Software)	1,924	85,060
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,738	64,343
Cadence Design Systems, Inc.* (Software)	1,702	75,041
Campbell Soup Co. (Food Products)	1,184	48,426
Capital One Financial Corp. (Consumer Finance)	2,960	279,187
Cardinal Health, Inc. (Health Care Providers & Services)	1,850	92,408
CarMax, Inc.* (Specialty Retail)	1,110	82,895
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	2,442	144,664
Caterpillar, Inc. (Machinery)	3,626	521,418
CBOE Holdings, Inc. (Capital Markets)	666	64,689
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,850	92,130
CBS Corp. - Class B (Media)	2,072	109,132
Celgene Corp.* (Biotechnology)	4,292	386,666
Centene Corp.* (Health Care Providers & Services)	1,258	163,955
CenterPoint Energy, Inc. (Multi-Utilities)	2,590	73,763
CenturyLink, Inc. (Diversified Telecommunication Services)	5,920	111,118
Cerner Corp.* (Health Care Technology)	1,924	119,442
CF Industries Holdings, Inc. (Chemicals)	1,406	62,455
Charter Communications, Inc.* - Class A (Media)	1,110	338,084
Chevron Corp. (Oil, Gas & Consumable Fuels)	11,544	1,457,660
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	148	64,182
Chubb, Ltd. (Insurance)	2,812	392,892
Church & Dwight Co., Inc. (Household Products)	1,480	82,732
Cigna Corp. (Health Care Providers & Services)	1,480	265,542
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	592	58,371
Cincinnati Financial Corp. (Insurance)	888	67,159
Cintas Corp. (Commercial Services & Supplies)	518	105,921
Cisco Systems, Inc. (Communications Equipment)	28,490	1,204,841
Citigroup, Inc. (Banks)	15,466	1,111,851
Citizens Financial Group, Inc. (Banks)	2,960	117,749
Citrix Systems, Inc.* (Software)	814	89,516
CME Group, Inc. (Capital Markets)	2,072	329,697
CMS Energy Corp. (Multi-Utilities)	1,702	82,275
Cognizant Technology Solutions Corp. (IT Services)	3,552	289,488
Colgate-Palmolive Co. (Household Products)	5,254	352,071
Comcast Corp. - Class A (Media)	27,824	995,543
Comerica, Inc. (Banks)	1,036	100,430
ConAgra Foods, Inc. (Food Products)	2,368	86,929
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	888	129,515
ConocoPhillips (Oil, Gas & Consumable Fuels)	7,104	512,696
Consolidated Edison, Inc. (Multi-Utilities)	1,850	146,021
Constellation Brands, Inc. - Class A (Beverages)	1,036	217,798
Copart, Inc.* (Commercial Services & Supplies)	1,258	72,197
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,032	166,962
Costco Wholesale Corp. (Food & Staples Retailing)	2,664	582,643
Coty, Inc. (Personal Products)	2,886	38,701
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,516	278,848
CSX Corp. (Road & Rail)	5,328	376,583
Cummins, Inc. (Machinery)	962	137,383
CVS Health Corp. (Food & Staples Retailing)	6,142	398,370
D.R. Horton, Inc. (Household Durables)	2,072	90,546
Danaher Corp. (Health Care Equipment & Supplies)	3,700	379,546
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	740	79,136
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	814	57,208
Deere & Co. (Machinery)	1,998	289,290
Delta Air Lines, Inc. (Airlines)	3,922	213,435
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,406	67,643
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,182	143,222
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,258	152,746
Discover Financial Services (Consumer Finance)	2,146	153,246
Discovery Communications, Inc.* - Class A (Media)	962	25,570
Discovery Communications, Inc.* - Class C (Media)	2,072	50,868
Dish Network Corp.* - Class A (Media)	1,406	44,373
Dollar General Corp. (Multiline Retail)	1,554	152,525
Dollar Tree, Inc.* (Multiline Retail)	1,406	128,340
Dominion Resources, Inc. (Multi-Utilities)	3,922	281,246
Dover Corp. (Machinery)	962	79,827
DowDuPont, Inc. (Chemicals)	14,060	966,907
DTE Energy Co. (Multi-Utilities)	1,110	120,479
Duke Energy Corp. (Electric Utilities)	4,218	344,273
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,146	62,492
DXC Technology Co. (IT Services)	1,702	144,227
E*TRADE Financial Corp.* (Capital Markets)	1,628	97,371
Eastman Chemical Co. (Chemicals)	888	92,015

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares		Value
Eaton Corp. PLC (Electrical Equipment)	2,664		$221,565
eBay, Inc.* (Internet Software & Services)	5,624		188,123
Ecolab, Inc. (Chemicals)	1,554		218,648
Edison International (Electric Utilities)	1,998		133,127
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,258		179,202
Electronic Arts, Inc.* (Software)	1,850		238,188
Eli Lilly & Co. (Pharmaceuticals)	5,772		570,331
Emerson Electric Co. (Electrical Equipment)	3,848		278,134
Entergy Corp. (Electric Utilities)	1,110		90,221
Envision Healthcare Corp.* (Health Care Providers & Services)	740		32,752
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	3,478		448,453
EQT Corp. (Oil, Gas & Consumable Fuels)	1,554		77,203
Equifax, Inc. (Professional Services)	740		92,870
Equinix, Inc. (Equity Real Estate Investment Trusts)	518		227,547
Equity Residential (Equity Real Estate Investment Trusts)	2,220		145,255
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	370		88,967
Everest Re Group, Ltd. (Insurance)	222		48,474
Evergy, Inc. (Electric Utilities)	1,628		91,315
Eversource Energy (Electric Utilities)	1,924		116,825
Exelon Corp. (Electric Utilities)	5,846		248,455
Expedia, Inc. (Internet & Direct Marketing Retail)	740		99,042
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,036		78,912
Express Scripts Holding Co.* (Health Care Providers & Services)	3,404		270,482
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	740		69,538
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	25,678		2,093,013
F5 Networks, Inc.* (Communications Equipment)	370		63,411
Facebook, Inc.* - Class A (Internet Software & Services)	14,504		2,503,100
Fastenal Co. (Trading Companies & Distributors)	1,776		101,108
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	444		55,722
FedEx Corp. (Air Freight & Logistics)	1,480		363,888
Fidelity National Information Services, Inc. (IT Services)	1,998		206,054
Fifth Third Bancorp (Banks)	4,144		122,621
First Horizon National Corp. (Banks)	—	†	5
FirstEnergy Corp. (Electric Utilities)	2,738		97,007
Fiserv, Inc.* (IT Services)	2,516		189,908
FleetCor Technologies, Inc.* (IT Services)	518		112,406
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	814		47,700
Flowserve Corp. (Machinery)	814		36,085
Fluor Corp. (Construction & Engineering)	888		45,510
FMC Corp. (Chemicals)	814		73,162
Foot Locker, Inc. (Specialty Retail)	740		36,119
Ford Motor Co. (Automobiles)	23,680		237,747
Fortive Corp. (Machinery)	1,850		151,848
Fortune Brands Home & Security, Inc. (Building Products)	888		51,504
Franklin Resources, Inc. (Capital Markets)	1,924		66,032
Freeport-McMoRan, Inc. (Metals & Mining)	8,140		134,310
Garmin, Ltd. (Household Durables)	666		41,592
Gartner, Inc.* (IT Services)	518		70,153
General Dynamics Corp. (Aerospace & Defense)	1,702		339,992
General Electric Co. (Industrial Conglomerates)	52,614		717,129
General Mills, Inc. (Food Products)	3,626		167,014
General Motors Co. (Automobiles)	7,696		291,756
Genuine Parts Co. (Distributors)	888		86,411
GGP, Inc. (Equity Real Estate Investment Trusts)	3,848		82,039
Gilead Sciences, Inc. (Biotechnology)	7,844		610,499
Global Payments, Inc. (IT Services)	962		108,292
H & R Block, Inc. (Diversified Consumer Services)	1,258		31,651
Halliburton Co. (Energy Equipment & Services)	5,328		226,014
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,220		49,417
Harley-Davidson, Inc. (Automobiles)	1,036		44,434
Harris Corp. (Communications Equipment)	740		122,063
Hartford Financial Services Group, Inc. (Insurance)	2,146		113,094
Hasbro, Inc. (Leisure Products)	666		66,340
HCA Holdings, Inc. (Health Care Providers & Services)	1,702		211,439
HCP, Inc. (Equity Real Estate Investment Trusts)	2,812		72,831
Helmerich & Payne, Inc. (Energy Equipment & Services)	666		40,859
Henry Schein, Inc.* (Health Care Providers & Services)	962		76,392
Hess Corp. (Oil, Gas & Consumable Fuels)	1,554		101,989
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	9,250		142,820
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,702		133,879
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,036		77,265
Hologic, Inc.* (Health Care Equipment & Supplies)	1,628		69,857
Honeywell International, Inc. (Industrial Conglomerates)	4,514		720,660
Hormel Foods Corp. (Food Products)	1,628		58,559
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,514		94,523
HP, Inc. (Technology Hardware, Storage & Peripherals)	9,916		228,861
Humana, Inc. (Health Care Providers & Services)	814		255,743
Huntington Bancshares, Inc. (Banks)	6,660		102,830
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	296		68,983

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	518	$126,874
IHS Markit, Ltd.* (Professional Services)	2,146	113,803
Illinois Tool Works, Inc. (Machinery)	1,850	265,161
Illumina, Inc.* (Life Sciences Tools & Services)	888	288,032
Incyte Corp.* (Biotechnology)	1,036	68,935
Ingersoll-Rand PLC (Machinery)	1,480	145,795
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,268	1,359,691
Intercontinental Exchange, Inc. (Capital Markets)	3,478	257,059
International Business Machines Corp. (IT Services)	5,180	750,737
International Flavors & Fragrances, Inc. (Chemicals)	444	58,945
International Paper Co. (Containers & Packaging)	2,516	135,185
Intuit, Inc. (Software)	1,480	302,275
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	666	338,455
Invesco, Ltd. (Capital Markets)	2,516	67,907
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	222	36,417
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	888	108,283
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,702	59,757
J.B. Hunt Transport Services, Inc. (Road & Rail)	518	62,108
Jacobs Engineering Group, Inc. (Construction & Engineering)	740	50,046
Jefferies Financial Group, Inc. (Capital Markets)	1,850	44,863
Johnson & Johnson (Pharmaceuticals)	16,280	2,157,426
Johnson Controls International PLC (Building Products)	5,624	210,955
JPMorgan Chase & Co. (Banks)	20,646	2,373,257
Juniper Networks, Inc. (Communications Equipment)	2,146	56,526
Kansas City Southern Industries, Inc. (Road & Rail)	592	68,832
Kellogg Co. (Food Products)	1,480	105,124
KeyCorp (Banks)	6,438	134,361
Kimberly-Clark Corp. (Household Products)	2,146	244,344
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,590	43,227
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	11,470	203,937
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	962	112,958
Kohl’s Corp. (Multiline Retail)	1,036	76,529
L Brands, Inc. (Specialty Retail)	1,480	46,872
L3 Technologies, Inc. (Aerospace & Defense)	444	95,211
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	592	103,801
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	962	183,396
Leggett & Platt, Inc. (Household Durables)	814	35,466
Lennar Corp. - Class A (Household Durables)	1,628	85,096
Lincoln National Corp. (Insurance)	1,332	90,709
LKQ Corp.* (Distributors)	1,850	62,012
Lockheed Martin Corp. (Aerospace & Defense)	1,480	482,628
Loews Corp. (Insurance)	1,554	78,912
Lowe’s Cos., Inc. (Specialty Retail)	4,958	492,528
LyondellBasell Industries N.V. - Class A (Chemicals)	1,924	213,160
M&T Bank Corp. (Banks)	888	153,935
Macy’s, Inc. (Multiline Retail)	1,850	73,501
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	5,180	109,402
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,812	227,294
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,777	227,109
Marsh & McLennan Cos., Inc. (Insurance)	3,108	259,083
Martin Marietta Materials, Inc. (Construction Materials)	370	73,785
Masco Corp. (Building Products)	1,850	74,611
MasterCard, Inc. - Class A (IT Services)	5,550	1,098,901
Mattel, Inc. (Leisure Products)	2,072	32,883
McCormick & Co., Inc. (Food Products)	740	86,980
McDonald’s Corp. (Hotels, Restaurants & Leisure)	4,736	746,109
McKesson Corp. (Health Care Providers & Services)	1,258	158,005
Medtronic PLC (Health Care Equipment & Supplies)	8,214	741,148
Merck & Co., Inc. (Pharmaceuticals)	16,280	1,072,364
MetLife, Inc. (Insurance)	6,142	280,935
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	148	87,691
MGM Resorts International (Hotels, Restaurants & Leisure)	3,034	95,177
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	888	59,256
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,406	131,363
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,030	371,114
Microsoft Corp. (Software)	46,546	4,937,600
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	666	67,119
Mohawk Industries, Inc.* (Household Durables)	370	69,693
Molson Coors Brewing Co. - Class B (Beverages)	1,110	74,370
Mondelez International, Inc. - Class A (Food Products)	8,954	388,424
Monster Beverage Corp.* (Beverages)	2,516	151,010
Moody’s Corp. (Capital Markets)	1,036	177,280
Morgan Stanley (Capital Markets)	8,288	419,041
Motorola Solutions, Inc. (Communications Equipment)	962	116,691

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
MSCI, Inc. - Class A (Capital Markets)	518	$86,086
Mylan N.V.* (Pharmaceuticals)	3,108	115,959
National Oilwell Varco, Inc. (Energy Equipment & Services)	2,294	111,534
Nektar Therapeutics* (Pharmaceuticals)	962	50,601
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,628	126,203
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,664	898,967
Newell Rubbermaid, Inc. (Household Durables)	2,960	77,522
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	1,184	34,004
Newmont Mining Corp. (Metals & Mining)	3,256	119,430
News Corp. - Class A (Media)	2,294	34,571
News Corp. - Class B (Media)	740	11,322
NextEra Energy, Inc. (Electric Utilities)	2,886	483,520
Nielsen Holdings PLC (Professional Services)	1,998	47,073
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,770	597,591
NiSource, Inc. (Multi-Utilities)	2,072	54,245
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,960	106,826
Nordstrom, Inc. (Multiline Retail)	740	38,783
Norfolk Southern Corp. (Road & Rail)	1,702	287,638
Northern Trust Corp. (Capital Markets)	1,258	137,399
Northrop Grumman Corp. (Aerospace & Defense)	1,036	311,308
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,258	62,938
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	1,776	56,245
Nucor Corp. (Metals & Mining)	1,924	128,773
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,700	905,982
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,662	391,282
Omnicom Group, Inc. (Media)	1,406	96,775
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,516	177,227
Oracle Corp. (Software)	18,056	860,910
O’Reilly Automotive, Inc.* (Specialty Retail)	518	158,508
PACCAR, Inc. (Machinery)	2,146	141,035
Packaging Corp. of America (Containers & Packaging)	592	66,837
Parker-Hannifin Corp. (Machinery)	814	137,607
Paychex, Inc. (IT Services)	1,924	132,794
PayPal Holdings, Inc.* (IT Services)	6,734	553,131
Pentair PLC (Machinery)	962	42,953
People’s United Financial, Inc. (Banks)	2,072	37,773
PepsiCo, Inc. (Beverages)	8,584	987,160
PerkinElmer, Inc. (Life Sciences Tools & Services)	666	52,734
Perrigo Co. PLC (Pharmaceuticals)	814	65,543
Pfizer, Inc. (Pharmaceuticals)	35,446	1,415,359
PG&E Corp. (Electric Utilities)	3,108	133,893
Philip Morris International, Inc. (Tobacco)	9,398	811,047
Phillips 66 (Oil, Gas & Consumable Fuels)	2,516	310,323
Pinnacle West Capital Corp. (Electric Utilities)	666	53,566
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,036	196,084
PNC Financial Services Group, Inc. (Banks)	2,812	407,262
PPG Industries, Inc. (Chemicals)	1,480	163,777
PPL Corp. (Electric Utilities)	4,218	121,352
Praxair, Inc. (Chemicals)	1,776	297,480
Principal Financial Group, Inc. (Insurance)	1,628	94,554
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,256	213,659
Prudential Financial, Inc. (Insurance)	2,516	253,890
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,034	156,433
Public Storage (Equity Real Estate Investment Trusts)	888	193,433
PulteGroup, Inc. (Household Durables)	1,628	46,382
PVH Corp. (Textiles, Apparel & Luxury Goods)	444	68,163
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	740	60,502
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,954	573,862
Quanta Services, Inc.* (Construction & Engineering)	888	30,254
Quest Diagnostics, Inc. (Health Care Providers & Services)	814	87,684
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	370	49,943
Raymond James Financial, Inc. (Capital Markets)	814	74,554
Raytheon Co. (Aerospace & Defense)	1,776	351,701
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,702	94,921
Red Hat, Inc.* (Software)	1,110	156,765
Regency Centers Corp. (Equity Real Estate Investment Trusts)	888	56,503
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	444	163,396
Regions Financial Corp. (Banks)	6,808	126,697
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,332	96,543
ResMed, Inc. (Health Care Equipment & Supplies)	888	93,933
Robert Half International, Inc. (Professional Services)	740	56,062
Rockwell Automation, Inc. (Electrical Equipment)	740	138,794
Rockwell Collins, Inc. (Aerospace & Defense)	962	133,708
Roper Technologies, Inc. (Industrial Conglomerates)	592	178,725
Ross Stores, Inc. (Specialty Retail)	2,294	200,564
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,036	116,819
S&P Global, Inc. (Capital Markets)	1,554	311,484
Salesforce.com, Inc.* (Software)	4,292	588,648

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	666	$105,395
SCANA Corp. (Multi-Utilities)	888	35,511
Schlumberger, Ltd. (Energy Equipment & Services)	8,362	564,603
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,776	93,453
Sealed Air Corp. (Containers & Packaging)	962	42,395
Sempra Energy (Multi-Utilities)	1,628	188,181
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,850	325,989
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,110	104,984
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	518	53,411
Snap-on, Inc. (Machinery)	370	62,748
Southwest Airlines Co. (Airlines)	3,256	189,369
Stanley Black & Decker, Inc. (Machinery)	962	143,790
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,362	438,085
State Street Corp. (Capital Markets)	2,220	196,048
Stericycle, Inc.* (Commercial Services & Supplies)	518	36,187
Stryker Corp. (Health Care Equipment & Supplies)	1,924	314,093
SunTrust Banks, Inc. (Banks)	2,812	202,661
SVB Financial Group* (Banks)	296	91,132
Symantec Corp. (Software)	3,774	76,310
Synchrony Financial (Consumer Finance)	4,292	124,210
Synopsys, Inc.* (Software)	888	79,414
Sysco Corp. (Food & Staples Retailing)	2,886	193,968
T. Rowe Price Group, Inc. (Capital Markets)	1,480	176,238
Take-Two Interactive Software, Inc.* (Software)	666	75,271
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,776	83,685
Target Corp. (Multiline Retail)	3,256	262,694
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,146	200,801
TechnipFMC PLC (Energy Equipment & Services)	2,664	86,713
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,920	659,014
Textron, Inc. (Aerospace & Defense)	1,554	106,092
The AES Corp. (Independent Power & Renewable Electricity Producers)	3,996	53,387
The Allstate Corp. (Insurance)	2,146	204,128
The Bank of New York Mellon Corp. (Capital Markets)	6,142	328,413
The Boeing Co. (Aerospace & Defense)	3,330	1,186,480
The Charles Schwab Corp. (Capital Markets)	7,252	370,287
The Clorox Co. (Household Products)	814	110,028
The Coca-Cola Co. (Beverages)	23,236	1,083,495
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	296	77,108
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,332	179,740
The Gap, Inc. (Specialty Retail)	1,332	40,186
The Goldman Sachs Group, Inc. (Capital Markets)	2,146	509,524
The Goodyear Tire & Rubber Co. (Auto Components)	1,480	35,831
The Hershey Co. (Food Products)	814	79,943
The Home Depot, Inc. (Specialty Retail)	6,956	1,373,950
The Interpublic Group of Cos., Inc. (Media)	2,368	53,398
The JM Smucker Co. - Class A (Food Products)	666	74,006
The Kraft Heinz Co. (Food Products)	3,626	218,467
The Kroger Co. (Food & Staples Retailing)	4,958	143,782
The Macerich Co. (Equity Real Estate Investment Trusts)	666	39,334
The Mosaic Co. (Chemicals)	2,146	64,616
The NASDAQ OMX Group, Inc. (Capital Markets)	740	67,636
The Procter & Gamble Co. (Household Products)	15,244	1,232,934
The Progressive Corp. (Insurance)	3,552	213,156
The Sherwin-Williams Co. (Chemicals)	518	228,298
The Southern Co. (Electric Utilities)	6,142	298,501
The TJX Cos., Inc. (Specialty Retail)	3,774	367,059
The Travelers Cos., Inc. (Insurance)	1,628	211,868
The Walt Disney Co. (Media)	9,028	1,025,220
The Western Union Co. (IT Services)	2,812	56,690
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	5,032	149,702
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,442	572,722
Tiffany & Co. (Specialty Retail)	592	81,436
Torchmark Corp. (Insurance)	666	58,655
Total System Services, Inc. (IT Services)	1,036	94,835
Tractor Supply Co. (Specialty Retail)	740	57,750
TransDigm Group, Inc. (Aerospace & Defense)	296	111,160
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	666	38,621
Twenty-First Century Fox, Inc. - Class A (Media)	6,364	286,380
Twenty-First Century Fox, Inc. - Class B (Media)	2,664	118,335
Twitter, Inc.* (Internet Software & Services)	3,996	127,353
Tyson Foods, Inc. - Class A (Food Products)	1,776	102,386
U.S. Bancorp (Banks)	9,472	502,111
UDR, Inc. (Equity Real Estate Investment Trusts)	1,628	62,645
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	370	90,424
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,110	22,167
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,110	20,801
Union Pacific Corp. (Road & Rail)	4,662	698,787
United Continental Holdings, Inc.* (Airlines)	1,406	113,042
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	4,144	496,824

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
United Rentals, Inc.* (Trading Companies & Distributors)	518	$77,078
United Technologies Corp. (Aerospace & Defense)	4,514	612,730
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,846	1,480,325
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	518	63,248
Unum Group (Insurance)	1,332	52,920
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,998	183,956
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	2,590	306,527
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	518	59,803
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,146	120,991
VeriSign, Inc.* (Internet Software & Services)	592	85,976
Verisk Analytics, Inc.* - Class A (Professional Services)	962	106,416
Verizon Communications, Inc. (Diversified Telecommunication Services)	25,012	1,291,620
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,554	272,028
Viacom, Inc. - Class B (Media)	2,146	62,341
Visa, Inc. - Class A (IT Services)	10,804	1,477,340
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,036	74,509
Vulcan Materials Co. (Construction Materials)	814	91,168
W.W. Grainger, Inc. (Trading Companies & Distributors)	296	102,582
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,180	350,272
Wal-Mart Stores, Inc. (Food & Staples Retailing)	8,732	779,157
Waste Management, Inc. (Commercial Services & Supplies)	2,442	219,780
Waters Corp.* (Life Sciences Tools & Services)	444	87,588
WEC Energy Group, Inc. (Multi-Utilities)	1,924	127,696
Wells Fargo & Co. (Banks)	26,566	1,521,966
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,220	138,972
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,776	124,586
WestRock Co. (Containers & Packaging)	1,554	90,101
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,588	156,818
Whirlpool Corp. (Household Durables)	370	48,507
Willis Towers Watson PLC (Insurance)	814	129,768
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	518	86,392
Xcel Energy, Inc. (Electric Utilities)	3,108	145,641
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,332	34,592
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,554	111,997
XL Group, Ltd. (Insurance)	1,554	87,381
Xylem, Inc. (Machinery)	1,110	84,982
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,924	152,554
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,258	157,904
Zions Bancorp (Banks)	1,184	61,213
Zoetis, Inc. (Pharmaceuticals)	2,960	255,981
TOTAL COMMON STOCKS (Cost $98,833,453)		144,421,796

Repurchase Agreements(a)(b) (21.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.75%-1.85%, dated 7/31/18, due 8/1/18, total to be received $40,187,017	$40,185,000	$40,185,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,185,000)		40,185,000
TOTAL INVESTMENT SECURITIES (Cost $139,018,453) - 98.4%		184,606,796
Net other assets (liabilities) - 1.6%		2,936,550
NET ASSETS - 100.0%		$187,543,346

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $19,923,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	180	9/24/18	$25,353,000	$377,843

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500	Goldman Sachs International	8/27/18	2.50%	$77,238,696	$(57,453)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/18	2.40%	30,776,034	(18,029)
				$108,014,730	$(75,482)

S&P 500	UBS AG	8/27/18	2.45%	$79,627,230	$(73,201)
SPDR S&P 500 ETF	UBS AG	8/27/18	2.05%	17,809,692	(9,740)
				$97,436,922	$(82,941)
				$205,451,652	$(158,423)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

UltraBull ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,856,169	2.1%
Air Freight & Logistics	1,014,699	0.5%
Airlines	661,823	0.4%
Auto Components	249,976	0.1%
Automobiles	573,937	0.3%
Banks	9,172,603	4.8%
Beverages	2,596,537	1.4%
Biotechnology	3,745,526	2.0%
Building Products	438,205	0.2%
Capital Markets	4,330,368	2.3%
Chemicals	2,720,873	1.5%
Commercial Services & Supplies	530,628	0.3%
Communications Equipment	1,563,532	0.8%
Construction & Engineering	125,810	0.1%
Construction Materials	164,953	0.1%
Consumer Finance	983,783	0.5%
Containers & Packaging	477,552	0.3%
Distributors	148,423	0.1%
Diversified Consumer Services	31,651	NM
Diversified Financial Services	2,313,496	1.2%
Diversified Telecommunication Services	2,812,743	1.5%
Electric Utilities	2,628,686	1.4%
Electrical Equipment	747,880	0.4%
Electronic Equipment, Instruments & Components	624,874	0.3%
Energy Equipment & Services	1,116,726	0.6%
Equity Real Estate Investment Trusts	3,913,292	2.1%
Food & Staples Retailing	2,448,192	1.3%
Food Products	1,580,535	0.8%
Health Care Equipment & Supplies	4,444,120	2.4%
Health Care Providers & Services	4,167,269	2.2%
Health Care Technology	119,442	0.1%
Hotels, Restaurants & Leisure	2,347,044	1.3%
Household Durables	494,804	0.3%
Household Products	2,022,109	1.1%
Independent Power & Renewable Electricity Producers	109,632	0.1%
Industrial Conglomerates	2,386,386	1.3%
Insurance	3,502,804	1.9%
Internet & Direct Marketing Retail	5,977,639	3.2%
Internet Software & Services	7,413,995	3.9%
IT Services	6,419,630	3.4%
Leisure Products	99,223	0.1%
Life Sciences Tools & Services	1,324,111	0.7%
Machinery	2,239,922	1.2%
Media	3,251,912	1.7%
Metals & Mining	382,513	0.2%
Multiline Retail	732,372	0.4%
Multi-Utilities	1,357,699	0.7%
Oil, Gas & Consumable Fuels	7,831,362	4.1%
Personal Products	218,441	0.1%
Pharmaceuticals	6,667,564	3.6%
Professional Services	416,224	0.2%
Real Estate Management & Development	92,130	NM
Road & Rail	1,493,948	0.8%
Semiconductors & Semiconductor Equipment	5,735,832	3.1%
Software	8,884,664	4.7%
Specialty Retail	3,306,459	1.8%
Technology Hardware, Storage & Peripherals	6,411,262	3.4%
Textiles, Apparel & Luxury Goods	1,134,979	0.6%
Tobacco	1,484,107	0.8%
Trading Companies & Distributors	280,768	0.1%
Water Utilities	97,958	0.1%
Other**	43,121,550	23.0%
Total	$187,543,346	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks (44.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	804	$11,658
22nd Century Group, Inc.* (Tobacco)	3,886	9,715
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,876	22,831
8x8, Inc.* (Software)	1,474	29,406
A. Schulman, Inc. (Chemicals)	536	23,236
A10 Networks, Inc.* (Software)	1,474	9,964
AAON, Inc. (Building Products)	670	25,293
AAR Corp. (Aerospace & Defense)	536	25,412
Aaron’s, Inc. (Specialty Retail)	1,072	46,427
Abeona Therapeutics, Inc.* (Biotechnology)	670	9,682
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,072	25,396
ABM Industries, Inc. (Commercial Services & Supplies)	1,072	33,446
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,020	10,452
Acacia Communications, Inc.* (Communications Equipment)	536	17,227
Acacia Research Corp.* (Professional Services)	1,876	7,129
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,608	24,265
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,340	36,287
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	536	11,765
Acceleron Pharma, Inc.* (Biotechnology)	670	29,185
ACCO Brands Corp. (Commercial Services & Supplies)	1,876	24,013
Accuray, Inc.* (Health Care Equipment & Supplies)	2,412	9,286
Achaogen, Inc.* (Biotechnology)	804	5,724
Achillion Pharmaceuticals, Inc.* (Biotechnology)	3,618	9,334
ACI Worldwide, Inc.* (Software)	1,742	45,013
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	670	11,484
Acorda Therapeutics, Inc.* (Biotechnology)	804	20,060
Actuant Corp. - Class A (Machinery)	1,072	30,606
Acushnet Holdings Corp. (Leisure Products)	670	16,194
Acxiom Corp.* (IT Services)	1,206	48,891
Adtalem Global Education, Inc.* (Diversified Consumer Services)	938	51,167
ADTRAN, Inc. (Communications Equipment)	938	15,243
Aduro Biotech, Inc.* (Biotechnology)	1,474	8,623
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	1,206	29,668
Advanced Drainage Systems, Inc. (Building Products)	804	22,472
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	670	41,031
AdvanSix, Inc.* (Chemicals)	536	21,692
Adverum Biotechnologies, Inc.* (Biotechnology)	1,608	7,558
Aegion Corp.* (Construction & Engineering)	670	16,603
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	536	36,207
Aerohive Networks, Inc.* (Communications Equipment)	1,608	6,432
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,072	36,126
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	670	13,085
Agenus, Inc.* (Biotechnology)	3,082	5,640
Agree Realty Corp. (Equity Real Estate Investment Trusts)	536	28,537
AgroFresh Solutions, Inc.* (Chemicals)	1,072	7,622
Aimmune Therapeutics, Inc.* (Biotechnology)	804	23,252
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,072	24,152
Aircastle, Ltd. (Trading Companies & Distributors)	938	19,445
AK Steel Holding Corp.* (Metals & Mining)	5,360	24,817
Akebia Therapeutics, Inc.* (Biotechnology)	1,206	12,422
Akorn, Inc.* (Pharmaceuticals)	1,608	29,780
Alarm.com Holdings, Inc.* (Internet Software & Services)	536	22,978
Albany International Corp. - Class A (Machinery)	536	35,456
Alder Biopharmaceuticals, Inc.* (Biotechnology)	1,072	20,314
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,206	28,884
Allegheny Technologies, Inc.* (Metals & Mining)	1,876	52,152
ALLETE, Inc. (Electric Utilities)	804	62,334
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,814	34,443
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,010	12,140
Altair Engineering, Inc.* - Class A (Software)	536	18,814
Alteryx, Inc.* (Internet Software & Services)	536	20,899
Altra Industrial Motion Corp. (Machinery)	536	23,530
AMAG Pharmaceuticals, Inc.* (Biotechnology)	670	14,774
Ambac Financial Group, Inc.* (Insurance)	804	16,418
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	536	21,000
AMC Entertainment Holdings, Inc. - Class A (Media)	938	15,289
Amedisys, Inc.* (Health Care Providers & Services)	402	37,639
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	670	25,748
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,876	31,367
American Eagle Outfitters, Inc. (Specialty Retail)	2,412	60,733
American Equity Investment Life Holding Co. (Insurance)	1,340	47,878
American Outdoor Brands Corp.* (Leisure Products)	1,072	10,152

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
American Software, Inc. - Class A (Software)	670	$10,023
American States Water Co. (Water Utilities)	536	32,224
American Vanguard Corp. (Chemicals)	670	14,539
Americold Realty Trust (Equity Real Estate Investment Trusts)	938	20,176
Ameris Bancorp (Banks)	670	31,222
Amicus Therapeutics, Inc.* (Biotechnology)	2,948	42,893
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,010	17,447
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	670	40,535
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,474	28,257
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	804	14,030
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	4,020	11,939
AmTrust Financial Services, Inc. (Insurance)	1,876	27,164
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	1,206	8,285
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	670	14,164
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	536	39,074
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,752	10,018
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,278	11,481
Apellis Pharmaceuticals, Inc.* (Biotechnology)	670	12,328
Apogee Enterprises, Inc. (Building Products)	536	27,207
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,010	38,372
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	536	12,960
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	536	40,012
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,680	6,164
Apptio, Inc.* (Internet Software & Services)	536	17,994
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,742	7,900
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,206	13,712
Arbutus BioPharma Corp.* (Biotechnology)	1,206	13,387
ArcBest Corp. (Road & Rail)	402	18,713
Archrock, Inc. (Energy Equipment & Services)	2,144	29,266
Ardelyx, Inc.* (Biotechnology)	1,608	6,512
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	1,072	7,236
Arena Pharmaceuticals, Inc.* (Biotechnology)	804	31,026
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	670	9,460
Argo Group International Holdings, Ltd. (Insurance)	536	33,527
Arlington Asset Investment Corp. - Class A (Capital Markets)	804	8,458
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	938	14,164
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	804	19,111
ArQule, Inc.* (Biotechnology)	2,278	11,344
Array BioPharma, Inc.* (Biotechnology)	3,082	47,432
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,608	23,429
Artisan Partners Asset Management, Inc. (Capital Markets)	804	27,698
Ascena Retail Group, Inc.* (Specialty Retail)	3,484	12,821
ASGN, Inc.* (Insurance)	804	72,602
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	14,820
AT Home Group, Inc.* (Specialty Retail)	536	19,441
Atara Biotherapeutics, Inc.* (Biotechnology)	670	25,159
Athenex, Inc.* (Biotechnology)	804	15,493
Athersys, Inc.* (Biotechnology)	4,020	8,040
Atkore International Group, Inc.* (Electrical Equipment)	804	19,023
Atlantic Capital Bancshares, Inc.* (Banks)	536	9,568
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	3,618	7,960
AtriCure, Inc.* (Health Care Equipment & Supplies)	670	19,196
Audentes Therapeutics, Inc.* (Biotechnology)	536	20,180
Avanos Medical, Inc.* - Class I (Oil, Gas & Consumable Fuels)	670	36,984
Avaya Holdings Corp.* - Class C (Software)	1,742	35,850
Aveo Phamaceuticals, Inc.* (Biotechnology)	3,484	7,421
Avid Bioservices, Inc.* (Biotechnology)	2,144	11,942
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,206	6,766
Avis Budget Group, Inc.* (Road & Rail)	1,072	37,359
Avista Corp. (Multi-Utilities)	938	47,444
AVX Corp. (Electronic Equipment, Instruments & Components)	938	19,492
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	670	14,740
AxoGen, Inc.* (Health Care Equipment & Supplies)	536	24,080
Axon Enterprise, Inc.* (Aerospace & Defense)	804	54,616
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	1,206	9,105
AZZ, Inc. (Electrical Equipment)	402	21,788
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	938	36,601
B&G Foods, Inc. - Class A (Food Products)	1,072	33,661
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	2,546	5,474
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	536	27,952

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Balchem Corp. (Chemicals)	536	$53,755
Banc of California, Inc. (Banks)	804	16,080
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	670	15,926
BancorpSouth Bank (Banks)	1,474	48,495
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	804	39,766
Banner Corp. (Banks)	536	33,752
Barnes & Noble Education, Inc.* (Specialty Retail)	1,206	6,778
Barnes & Noble, Inc. (Specialty Retail)	1,608	9,809
Barnes Group, Inc. (Machinery)	804	54,551
BBX Capital Corp. (Hotels, Restaurants & Leisure)	1,474	12,853
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,072	45,110
Beazer Homes USA, Inc.* (Household Durables)	804	10,299
Bed Bath & Beyond, Inc. (Specialty Retail)	2,144	40,157
Belden, Inc. (Electronic Equipment, Instruments & Components)	670	43,383
Bellicum Pharmaceutials, Inc.* (Biotechnology)	1,206	7,670
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,608	18,090
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	804	19,457
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,206	19,598
Berkshire Hills Bancorp, Inc. (Banks)	670	27,202
Big Lots, Inc. (Multiline Retail)	670	29,098
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,144	12,650
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	536	18,503
BioScrip, Inc.* (Health Care Providers & Services)	3,484	9,233
BioTelemetry, Inc.* (Health Care Providers & Services)	536	28,140
BioTime, Inc.* (Biotechnology)	3,350	8,710
Black Hills Corp. (Multi-Utilities)	804	48,216
Blackbaud, Inc. (Software)	670	66,872
Blackline, Inc.* (Software)	536	22,887
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,608	53,290
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,340	25,916
Blucora, Inc.* (Internet Software & Services)	804	27,939
Blueprint Medicines Corp.* (Biotechnology)	670	39,892
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,206	26,532
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	804	18,580
Boise Cascade Co. (Paper & Forest Products)	670	28,978
Boston Private Financial Holdings, Inc. (Banks)	1,474	21,226
Bottomline Technologies, Inc.* (Software)	670	36,113
Box, Inc.* - Class A (Internet Software & Services)	2,010	48,160
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,340	50,049
Brady Corp. - Class A (Commercial Services & Supplies)	804	30,753
Braemar Hotels & Resorts, Inc. (Insurance)	804	9,190
Briggs & Stratton Corp. (Machinery)	804	14,223
Brightcove, Inc.* (Internet Software & Services)	938	8,020
BrightSphere Investment Group PLC (Capital Markets)	1,474	21,005
Brinker International, Inc. (Hotels, Restaurants & Leisure)	670	31,604
Bristow Group, Inc.* (Energy Equipment & Services)	804	11,240
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,082	29,556
Brookline Bancorp, Inc. (Banks)	1,340	24,388
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,072	32,782
Builders FirstSource, Inc.* (Building Products)	1,876	33,637
C&J Energy Services, Inc.* (Energy Equipment & Services)	1,072	24,935
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	402	48,421
CACI International, Inc.* - Class A (IT Services)	402	70,431
Cactus, Inc.* - Class A (Energy Equipment & Services)	536	17,538
Cadence BanCorp (Banks)	804	21,893
CalAmp Corp.* (Communications Equipment)	670	15,249
Caleres, Inc. (Specialty Retail)	670	22,438
California Resources Corp.* (Oil, Gas & Consumable Fuels)	804	29,274
California Water Service Group (Water Utilities)	804	33,044
Calithera Biosciences, Inc.* (Biotechnology)	1,340	5,963
Calix, Inc.* (Communications Equipment)	1,206	8,502
Callaway Golf Co. (Leisure Products)	1,608	30,937
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	3,618	38,930
Cal-Maine Foods, Inc.* (Food Products)	536	24,120
Cambrex Corp.* (Life Sciences Tools & Services)	536	33,500
Camping World Holdings, Inc. (Specialty Retail)	670	14,854
Cannae Holdings, Inc.* (Diversified Financial Services)	1,206	22,010
Capital Senior Living Corp.* (Health Care Providers & Services)	804	8,032
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,144	28,022
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,742	14,581
Cara Therapeutics, Inc.* (Biotechnology)	670	12,013

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Carbonite, Inc.* (Internet Software & Services)	536	$18,385
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	670	25,413
Cardtronics PLC* - Class A (IT Services)	670	16,964
CareDx, Inc.* (Biotechnology)	804	10,822
Career Education Corp.* (Diversified Consumer Services)	1,206	22,190
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,340	22,659
Cargurus, Inc.* (Internet Software & Services)	804	34,853
Carpenter Technology Corp. (Metals & Mining)	670	36,696
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,206	33,985
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	804	11,658
Cars.com, Inc.* (Internet Software & Services)	1,206	34,214
Carvana Co.* (Specialty Retail)	536	23,048
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	670	18,465
CASI Pharmaceuticals, Inc.* (Biotechnology)	1,474	10,760
Castle Brands, Inc.* (Beverages)	5,226	6,428
Castlight Health, Inc.* - Class B (Health Care Technology)	2,278	7,517
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,814	8,132
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,072	13,314
Cathay General Bancorp, Inc. (Banks)	1,206	50,158
CBIZ, Inc.* (Professional Services)	938	20,636
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	3,216	17,527
CECO Environmental Corp. (Commercial Services & Supplies)	1,206	8,285
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,278	10,843
CenterState Banks, Inc. (Banks)	1,340	37,185
Central European Media Enterprises, Ltd.* - Class A (Media)	2,412	9,347
Central Garden & Pet Co.* - Class A (Household Products)	670	26,880
Central Pacific Financial Corp. (Banks)	536	14,772
Century Aluminum Co.* (Metals & Mining)	938	12,016
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	938	7,645
Century Communities, Inc.* (Household Durables)	536	16,348
Cerus Corp.* (Health Care Equipment & Supplies)	2,412	17,873
ChannelAdvisor Corp.* (Internet Software & Services)	670	9,313
Chart Industries, Inc.* (Machinery)	536	41,856
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	804	17,318
Chegg, Inc.* (Diversified Consumer Services)	1,608	44,542
Chemical Financial Corp. (Banks)	1,072	60,889
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	938	30,035
Chico’s FAS, Inc. (Specialty Retail)	2,278	19,819
Chimerix, Inc.* (Biotechnology)	1,608	7,188
ChromaDex Corp.* (Life Sciences Tools & Services)	1,876	8,404
Ciena Corp.* (Communications Equipment)	2,144	54,457
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	938	12,522
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,072	46,375
Cision, Ltd.* (Internet Software & Services)	804	12,124
Citizens, Inc.* (Insurance)	1,340	10,599
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	938	11,960
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	3,484	9,929
Clear Channel Outdoor Holdings, Inc. (Media)	1,608	7,156
Clearside Biomedical, Inc.* (Pharmaceuticals)	804	7,164
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,690	50,604
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,412	6,295
Cloudera, Inc.* (Internet Software & Services)	1,742	23,325
Clovis Oncology, Inc.* (Biotechnology)	804	35,489
CNO Financial Group, Inc. (Insurance)	2,546	51,811
CoBiz Financial, Inc. (Banks)	804	17,608
Codexis, Inc.* (Chemicals)	1,072	15,437
Coeur Mining, Inc.* (Metals & Mining)	3,216	22,512
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	670	34,807
Coherus Biosciences, Inc.* (Biotechnology)	938	17,869
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	536	13,496
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	536	10,329
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	1,474	31,337
Columbia Banking System, Inc. (Banks)	1,072	43,877
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	938	15,749
Comfort Systems USA, Inc. (Construction & Engineering)	670	37,219
Commercial Metals Co. (Metals & Mining)	1,876	41,910
Commercial Vehicle Group, Inc.* (Machinery)	1,072	7,515
Community Bank System, Inc. (Banks)	804	50,853
Community Health Systems, Inc.* (Health Care Providers & Services)	2,278	7,609
CommVault Systems, Inc.* (Software)	670	43,483
Compass Minerals International, Inc. (Metals & Mining)	536	36,368
CONMED Corp. (Health Care Equipment & Supplies)	402	29,748
ConnectOne Bancorp, Inc. (Banks)	536	13,293
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	536	22,314

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,340	$17,072
Continental Building Products, Inc.* (Building Products)	670	21,373
Control4 Corp.* (Electronic Equipment, Instruments & Components)	536	13,630
ConvergeOne Holdings, Inc. (IT Services)	804	7,638
Convergys Corp. (IT Services)	1,474	36,260
Cooper Tire & Rubber Co. (Auto Components)	938	26,780
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,474	7,444
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,608	21,113
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,876	48,101
Core-Mark Holding Co., Inc. (Distributors)	804	19,441
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	804	20,309
Corium International, Inc.* (Pharmaceuticals)	938	6,951
Cornerstone OnDemand, Inc.* (Internet Software & Services)	804	39,718
Costamare, Inc. (Marine)	1,340	9,300
Cotiviti Holdings, Inc.* (Health Care Technology)	670	29,909
Coupa Software, Inc.* (Internet Software & Services)	804	49,292
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,298	58,697
Covanta Holding Corp. (Commercial Services & Supplies)	1,876	33,768
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	670	12,080
Cowen Group, Inc.* - Class A (Capital Markets)	670	10,519
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	804	20,060
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,474	69,499
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,206	21,841
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	938	11,003
CryoLife, Inc.* (Health Care Equipment & Supplies)	670	19,966
CryoPort, Inc.* (Health Care Equipment & Supplies)	670	9,889
CSG Systems International, Inc. (IT Services)	536	21,799
CTI BioPharma Corp.* (Biotechnology)	1,742	3,867
CTS Corp. (Electronic Equipment, Instruments & Components)	536	18,706
Cubic Corp. (Aerospace & Defense)	402	27,376
Customers Bancorp, Inc.* (Banks)	536	13,652
CVB Financial Corp. (Banks)	1,608	38,463
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,206	13,495
Cytokinetics, Inc.* (Biotechnology)	1,206	8,864
Cytomx Therapeutics, Inc.* (Biotechnology)	670	17,648
CytoSorbents Corp.* (Health Care Equipment & Supplies)	804	9,648
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,072	9,208
Dana Holding Corp. (Auto Components)	2,278	48,635
Darling Ingredients, Inc.* (Food Products)	2,546	51,150
Daseke, Inc.* (Road & Rail)	1,072	9,316
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	670	32,931
Dean Foods Co. (Food Products)	1,742	17,106
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	536	60,476
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	804	10,404
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,206	64,304
Deluxe Corp. (Commercial Services & Supplies)	670	39,483
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	7,236	32,634
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,206	17,547
Depomed, Inc.* (Pharmaceuticals)	1,474	13,060
Dermira, Inc.* (Pharmaceuticals)	938	9,136
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,278	9,682
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,206	23,155
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,216	38,335
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	938	11,819
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,474	16,730
Digi International, Inc.* (Communications Equipment)	670	9,045
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	670	11,524
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	670	24,897
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	938	19,492
Donnelley Financial Solutions, Inc.* (Capital Markets)	804	16,723
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	938	7,973
Dorman Products, Inc.* (Auto Components)	402	30,021
Dril-Quip, Inc.* (Energy Equipment & Services)	670	34,539
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	1,474	9,139
DSW, Inc. - Class A (Specialty Retail)	1,206	33,093
Durect Corp.* (Pharmaceuticals)	4,556	6,697
Dycom Industries, Inc.* (Construction & Engineering)	536	47,789
Dynavax Technologies Corp.* (Biotechnology)	1,206	16,281
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,474	9,802
Eagle Bancorp, Inc.* (Banks)	536	28,971

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Eagle Bulk Shipping, Inc.* (Marine)	1,474	$8,476
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	938	17,775
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	536	51,092
Ebix, Inc. (Software)	402	31,899
Echo Global Logistics, Inc.* (Air Freight & Logistics)	536	18,465
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	4,154	6,688
Edgewell Personal Care Co.* (Personal Products)	804	43,303
Editas Medicine, Inc.* (Biotechnology)	804	23,911
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,206	49,880
El Paso Electric Co. (Electric Utilities)	670	41,741
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,072	45,935
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	670	12,080
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	804	27,432
Ellie Mae, Inc.* (Software)	536	53,181
EMCOR Group, Inc. (Construction & Engineering)	804	61,867
Emerald Expositions Events, Inc. (Media)	536	10,345
Emergent BioSolutions, Inc.* (Biotechnology)	670	36,415
Employers Holdings, Inc. (Insurance)	536	24,897
Encore Capital Group, Inc.* (Consumer Finance)	536	19,350
Endo International PLC* (Pharmaceuticals)	3,618	45,007
Endocyte, Inc.* (Pharmaceuticals)	1,206	18,476
Endologix, Inc.* (Health Care Equipment & Supplies)	2,010	10,231
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,474	12,087
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3,350	9,883
Energy Recovery, Inc.* (Machinery)	1,072	8,672
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	938	8,395
EnerSys (Electrical Equipment)	670	54,986
Ennis, Inc. (Commercial Services & Supplies)	536	11,658
Enova International, Inc.* (Consumer Finance)	536	16,616
Enphase Energy, Inc.* (Electrical Equipment)	2,010	11,960
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	2,144	75,362
Entercom Communications Corp. - Class A (Media)	2,412	18,211
Entravision Communications Corp. - Class A (Media)	1,876	9,099
Envestnet, Inc.* (Internet Software & Services)	670	39,262
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,474	6,515
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	2,278	4,898
Epizyme, Inc.* (Biotechnology)	1,072	13,829
Eros International PLC* (Media)	804	10,814
ESCO Technologies, Inc. (Machinery)	402	25,025
Essendant, Inc. (Commercial Services & Supplies)	938	15,599
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,474	56,602
Esterline Technologies Corp.* (Aerospace & Defense)	402	34,291
Ethan Allen Interiors, Inc. (Household Durables)	536	12,060
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,742	71,179
Everbridge, Inc.* (Software)	402	18,082
Everi Holdings, Inc.* (IT Services)	1,474	10,834
EVERTEC, Inc. (IT Services)	1,072	24,978
Evolent Health, Inc.* (Health Care Technology)	1,206	24,361
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	804	8,643
Evoqua Water Technologies Corp.* (Water Utilities)	1,340	28,596
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	938	9,840
Exela Technologies, Inc.* - Class I (IT Services)	1,608	8,056
ExlService Holdings, Inc.* (IT Services)	536	31,967
Exponent, Inc. (Professional Services)	804	39,316
Express, Inc.* (Specialty Retail)	1,474	14,195
Exterran Corp.* (Energy Equipment & Services)	670	18,572
Extreme Networks, Inc.* (Communications Equipment)	2,144	18,224
EZCORP, Inc.* - Class A (Consumer Finance)	1,072	12,274
Fabrinet* (Electronic Equipment, Instruments & Components)	670	26,210
Farmers National Banc Corp. (Banks)	670	10,703
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	938	6,322
Fate Therapeutics, Inc.* (Biotechnology)	1,072	9,573
FCB Financial Holdings, Inc.* - Class A (Banks)	670	34,170
Federal Signal Corp. (Machinery)	1,072	25,460
Federated Investors, Inc. - Class B (Capital Markets)	1,608	38,914
Ferro Corp.* (Chemicals)	1,340	30,177
FGL Holdings* (Diversified Financial Services)	2,546	22,964
FibroGen, Inc.* (Biotechnology)	1,072	67,642
Finisar Corp.* (Communications Equipment)	1,876	31,611
First Bancorp (Banks)	536	22,201
First BanCorp.* (Banks)	3,618	29,740
First Busey Corp. (Banks)	804	25,503
First Commonwealth Financial Corp. (Banks)	1,742	29,388
First Financial Bancorp (Banks)	1,474	44,736

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
First Financial Bankshares, Inc. (Banks)	938	$53,091
First Foundation, Inc.* (Banks)	670	10,532
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	61,063
First Interstate Bancsys (Banks)	536	23,128
First Merchants Corp. (Banks)	804	37,949
First Midwest Bancorp, Inc. (Banks)	1,608	42,885
First of Long Island Corp. (The) (Banks)	536	11,685
FirstCash, Inc. (Consumer Finance)	670	54,405
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	3,618	21,455
Five Below, Inc.* (Specialty Retail)	804	78,116
Five Prime Therapeutics, Inc.* (Biotechnology)	804	11,980
Five9, Inc.* (Internet Software & Services)	938	29,922
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	536	18,251
Flexion Therapeutics, Inc.* (Biotechnology)	670	15,986
Flotek Industries, Inc.* (Chemicals)	2,278	7,062
Fluent, Inc.* (Media)	2,144	5,038
Fluidigm Corp.* (Life Sciences Tools & Services)	1,340	8,576
Flushing Financial Corp. (Banks)	536	13,443
ForeScout Technologies, Inc.* (Software)	536	18,203
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	17,353
Fortress Biotech, Inc.* (Biotechnology)	2,010	4,482
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,608	21,145
Forward Air Corp. (Air Freight & Logistics)	536	34,251
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	804	21,065
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,072	26,693
Fox Factory Holding Corp.* (Auto Components)	670	33,299
Francesca’s Holdings Corp.* (Specialty Retail)	1,072	8,726
Franklin Electric Co., Inc. (Machinery)	804	39,758
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,010	17,708
Frank’s International N.V. (Energy Equipment & Services)	1,742	14,685
Fresh Del Monte Produce, Inc. (Food Products)	536	19,457
Freshpet, Inc.* (Food Products)	536	15,544
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	1,072	10,356
Frontier Communications Corp. (Diversified Telecommunication Services)	1,876	9,793
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	1,876	9,586
FTI Consulting, Inc.* (Professional Services)	536	42,323
FuelCell Energy, Inc.* (Electrical Equipment)	4,690	6,097
Fulton Financial Corp. (Banks)	2,680	46,498
FutureFuel Corp. (Chemicals)	670	9,219
GAIN Capital Holdings, Inc. (Capital Markets)	1,072	7,300
GameStop Corp. - Class A (Specialty Retail)	1,742	25,102
Gannett Co., Inc. (Media)	2,010	21,246
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	804	13,547
GATX Corp. (Trading Companies & Distributors)	536	44,134
GCP Applied Technologies, Inc.* (Chemicals)	1,206	35,155
Generac Holdings, Inc.* (Electrical Equipment)	938	50,418
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,680	4,047
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	1,340	8,951
Gentherm, Inc.* (Auto Components)	670	30,351
Genworth Financial, Inc.* - Class A (Insurance)	8,040	36,984
Geron Corp.* (Biotechnology)	3,618	12,989
Getty Realty Corp. (Equity Real Estate Investment Trusts)	670	19,196
Gibraltar Industries, Inc.* (Building Products)	536	23,289
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	670	30,619
Glacier Bancorp, Inc. (Banks)	1,340	57,218
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	670	13,293
Glaukos Corp.* (Health Care Equipment & Supplies)	536	22,303
Global Blood Therapeutics, Inc.* (Biotechnology)	804	33,607
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,206	25,519
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,072	55,187
Glu Mobile, Inc.* (Software)	2,278	12,142
Glycomimetics, Inc.* (Biotechnology)	804	11,811
Gms, Inc.* (Trading Companies & Distributors)	670	17,581
GNC Holdings, Inc.* - Class A (Specialty Retail)	2,278	7,244
Gogo, Inc.* (Internet Software & Services)	1,742	6,236
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,474	38,339
Gold Resource Corp. (Metals & Mining)	1,474	9,655
GoPro, Inc.* - Class A (Household Durables)	2,278	13,304
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,742	26,252
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,412	66,064
Granite Construction, Inc. (Construction & Engineering)	670	36,147
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	804	15,276
Gray Television, Inc.* (Media)	1,474	22,773
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,742	9,407

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Great Western Bancorp, Inc. (Banks)	938	$39,255
Green Brick Partners, Inc.* (Household Durables)	804	7,799
Green Dot Corp.* - Class A (Consumer Finance)	670	53,144
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	804	13,346
Greenlight Capital Re, Ltd.* - Class A (Insurance)	804	11,738
Greif, Inc. - Class A (Containers & Packaging)	402	21,888
Griffon Corp. (Building Products)	670	11,993
Groupon, Inc.* (Internet & Direct Marketing Retail)	7,236	33,864
GTT Communications, Inc.* (Internet Software & Services)	536	23,825
Guaranty BanCorp (Banks)	536	16,107
GUESS?, Inc. (Specialty Retail)	1,072	24,292
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,814	32,389
H&E Equipment Services, Inc. (Trading Companies & Distributors)	536	19,719
H.B. Fuller Co. (Chemicals)	804	45,571
Haemonetics Corp.* (Health Care Equipment & Supplies)	804	78,502
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	3,082	12,051
Halozyme Therapeutics, Inc.* (Biotechnology)	2,010	36,381
Hancock Holding Co. (Banks)	1,340	67,334
Hanmi Financial Corp. (Banks)	670	16,784
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	938	18,375
Harmonic, Inc.* (Communications Equipment)	2,278	10,479
Harsco Corp.* (Machinery)	1,340	33,969
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	1,474	8,402
Hawaiian Holdings, Inc. (Airlines)	804	32,240
HC2 Holdings, Inc.* (Construction & Engineering)	1,474	8,520
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,876	55,736
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,206	48,554
HealthEquity, Inc.* (Health Care Providers & Services)	804	60,701
HealthStream, Inc. (Health Care Technology)	536	15,051
Heartland Express, Inc. (Road & Rail)	938	18,000
Heartland Financial USA, Inc. (Banks)	536	31,490
Hecla Mining Co. (Metals & Mining)	6,834	21,869
Helen of Troy, Ltd.* (Household Durables)	402	46,049
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,680	26,827
Heritage Commerce Corp. (Banks)	804	12,245
Heritage Financial Corp. (Banks)	670	23,484
Herman Miller, Inc. (Commercial Services & Supplies)	938	35,503
Heron Therapeutics, Inc.* (Biotechnology)	1,072	40,146
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	670	14,465
Hertz Global Holdings, Inc.* (Road & Rail)	1,072	16,327
HFF, Inc. - Class A (Real Estate Management & Development)	670	30,157
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	2,278	14,898
Hill International, Inc.* (Professional Services)	1,474	8,107
Hillenbrand, Inc. (Machinery)	938	47,088
Hilltop Holdings, Inc. (Banks)	1,206	25,085
HMS Holdings Corp.* (Health Care Technology)	1,340	32,066
HNI Corp. (Commercial Services & Supplies)	670	28,991
Home BancShares, Inc. (Banks)	2,412	55,934
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	536	15,866
Hope Bancorp, Inc. (Banks)	2,010	33,728
Horace Mann Educators Corp. (Insurance)	670	29,279
Horizon BanCorp, Inc. (Banks)	804	16,892
Horizon Pharma PLC* (Pharmaceuticals)	2,546	44,885
Hortonworks, Inc.* (Internet Software & Services)	1,206	21,009
Hostess Brands, Inc.* (Food Products)	1,742	24,405
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,010	12,764
Houlihan Lokey, Inc. (Capital Markets)	536	26,350
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4,288	6,732
Hub Group, Inc.* - Class A (Air Freight & Logistics)	536	24,870
Hubspot, Inc.* (Software)	536	66,517
Hudson, Ltd.* - Class A (Specialty Retail)	804	13,588
IBERIABANK Corp. (Banks)	804	66,811
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	536	11,256
IDACORP, Inc. (Electric Utilities)	804	75,770
Idera Pharmaceuticals, Inc.* (Electrical Equipment)	670	3,826
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	938	36,770
ILG, Inc. (Hotels, Restaurants & Leisure)	1,608	55,203
IMAX Corp.* (Media)	938	20,730
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	670	9,407
Immune Design Corp.* (Biotechnology)	1,608	6,110
ImmunoGen, Inc.* (Biotechnology)	2,144	19,939
Immunomedics, Inc.* (Biotechnology)	2,010	48,099
Imperva, Inc.* (Software)	536	24,790
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,742	7,020
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,742	17,681
Independent Bank Corp. (Banks)	402	35,537
Infinera Corp.* (Communications Equipment)	2,546	21,183
Information Services Group, Inc.* (IT Services)	1,608	6,593

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	804	$16,844
Ingevity Corp.* (Chemicals)	670	66,779
InnerWorkings, Inc.* (Commercial Services & Supplies)	1,206	10,685
Innospec, Inc. (Chemicals)	402	32,542
Innoviva, Inc.* (Pharmaceuticals)	1,340	18,961
Inovalon Holdings, Inc.* (Health Care Technology)	1,474	15,698
Inovio Pharmaceuticals, Inc.* (Biotechnology)	2,278	9,135
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	804	25,278
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	536	26,945
Insmed, Inc.* (Biotechnology)	1,206	29,993
Insperity, Inc. (Professional Services)	536	50,974
Instructure, Inc.* (Internet Software & Services)	536	20,743
Insys Therapeutics, Inc.* (Biotechnology)	938	6,247
Integer Holdings Corp.* (Health Care Equipment & Supplies)	536	38,297
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,010	69,204
Intellia Therapeutics, Inc.* (Biotechnology)	670	17,835
Intelsat S.A.* (Diversified Telecommunication Services)	804	15,678
InterDigital, Inc. (Communications Equipment)	536	44,193
Interface, Inc. (Commercial Services & Supplies)	1,072	24,013
International Bancshares Corp. (Banks)	938	41,694
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	402	17,407
Intersect ENT, Inc.* (Pharmaceuticals)	536	17,340
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	938	18,826
Intrepid Potash, Inc.* (Chemicals)	2,412	10,299
Intrexon Corp.* (Biotechnology)	1,206	17,680
Invacare Corp. (Health Care Equipment & Supplies)	670	11,960
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,876	31,123
Investment Technology Group, Inc. (Capital Markets)	670	14,841
Investors Bancorp, Inc. (Banks)	3,886	48,653
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,412	13,218
Invitae Corp.* (Biotechnology)	1,474	13,030
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,474	20,931
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,608	27,818
iRobot Corp.* (Household Durables)	402	31,859
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,144	41,336
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,340	14,566
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	1,340	6,579
Itron, Inc.* (Electronic Equipment, Instruments & Components)	536	32,803
J.C. Penney Co., Inc.* (Multiline Retail)	6,164	15,102
j2 Global, Inc. (Internet Software & Services)	670	56,842
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	402	33,864
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,340	19,162
James River Group Holdings, Ltd. (Insurance)	536	22,185
Jeld-Wen Holding, Inc.* (Building Products)	1,206	33,093
John Bean Technologies Corp. (Machinery)	536	59,282
K12, Inc.* (Diversified Consumer Services)	804	13,153
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	804	16,377
Kadmon Holdings, Inc.* (Biotechnology)	2,278	7,745
Kaman Corp. - Class A (Trading Companies & Distributors)	402	26,620
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,340	46,605
Karyopharm Therapeutics, Inc.* (Biotechnology)	938	16,678
KB Home (Household Durables)	1,340	31,825
KBR, Inc. (Construction & Engineering)	2,278	45,514
Keane Group, Inc.* (Energy Equipment & Services)	1,072	15,126
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,742	24,998
Kelly Services, Inc. - Class A (Professional Services)	670	16,274
KEMET Corp.* (Electronic Equipment, Instruments & Components)	938	24,379
Kemper Corp. (Insurance)	670	53,466
Kennametal, Inc. (Machinery)	1,206	46,986
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,010	42,008
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	2,278	9,659
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	670	13,635
Kimball International, Inc. - Class B (Commercial Services & Supplies)	804	12,985
Kindred Biosciences, Inc.* (Biotechnology)	804	10,894
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,474	24,866
KLX, Inc.* (Aerospace & Defense)	804	58,733
Knoll, Inc. (Commercial Services & Supplies)	938	21,152
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,474	25,589
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,412	7,381
Korn/Ferry International (Professional Services)	804	53,047
Kraton Performance Polymers, Inc.* (Chemicals)	536	25,776
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,608	20,775

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Kura Oncology, Inc.* (Biotechnology)	670	$13,601
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,474	23,569
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	2,680	9,085
Lakeland Bancorp, Inc. (Banks)	804	15,598
Lakeland Financial Corp. (Banks)	402	19,493
Landec Corp.* (Food Products)	670	9,380
Lannett Co., Inc.* (Pharmaceuticals)	804	10,251
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	804	11,618
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,680	24,978
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,742	60,395
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,412	18,548
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	938	13,892
La-Z-Boy, Inc. (Household Durables)	804	24,522
LCI Industries (Auto Components)	402	36,964
LegacyTexas Financial Group, Inc. (Banks)	804	35,239
LendingClub Corp.* (Consumer Finance)	5,628	23,187
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	938	11,237
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,484	30,624
LHC Group, Inc.* (Health Care Providers & Services)	536	46,139
Liberty Braves Group* - Class C (Media)	670	17,266
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	804	38,729
Liberty Latin America, Ltd.* - Class A (Media)	804	15,340
Liberty Latin America, Ltd.* - Class C (Media)	1,876	36,319
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,340	22,311
LifePoint Health, Inc.* (Health Care Providers & Services)	536	34,733
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,608	7,542
Limelight Networks, Inc.* (Internet Software & Services)	2,412	10,758
Liquidity Services, Inc.* (Internet Software & Services)	1,072	7,558
LivaNova PLC* (Health Care Equipment & Supplies)	670	73,786
Live Oak Bancshares, Inc. (Banks)	536	15,249
LivePerson, Inc.* (Internet Software & Services)	938	21,762
LiveXLive Media, Inc.* (Media)	938	4,484
Louisiana-Pacific Corp. (Paper & Forest Products)	2,278	61,323
Loxo Oncology, Inc.* (Biotechnology)	402	67,371
LSC Communications, Inc. (Commercial Services & Supplies)	804	12,076
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	670	28,254
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	536	10,366
Lumentum Holdings, Inc.* (Communications Equipment)	938	49,011
Luminex Corp. (Life Sciences Tools & Services)	670	22,686
M.D.C. Holdings, Inc. (Household Durables)	804	23,348
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	804	16,747
M/I Homes, Inc.* (Household Durables)	536	13,861
Macatawa Bank Corp. (Banks)	804	9,865
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,474	28,699
MacroGenics, Inc.* (Biotechnology)	804	16,603
Magellan Health, Inc.* (Health Care Providers & Services)	402	29,246
Maiden Holdings, Ltd. (Insurance)	1,474	12,824
Mallinckrodt PLC* (Pharmaceuticals)	1,340	31,423
MannKind Corp.* (Biotechnology)	4,422	6,810
ManTech International Corp. - Class A (IT Services)	402	24,060
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,206	8,924
Marrone Bio Innovations, Inc.* (Chemicals)	3,618	7,345
Marten Transport, Ltd. (Road & Rail)	804	17,567
Masonite International Corp.* (Building Products)	402	27,437
MasTec, Inc.* (Construction & Engineering)	938	43,664
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,608	53,868
Matrix Service Co.* (Energy Equipment & Services)	670	13,367
Matson, Inc. (Marine)	670	24,119
Matthews International Corp. - Class A (Commercial Services & Supplies)	536	28,167
Maxar Technologies, Ltd. (Aerospace & Defense)	938	45,934
MAXIMUS, Inc. (IT Services)	938	60,792
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,206	20,876
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,340	6,151
MB Financial, Inc. (Banks)	1,206	58,430
MBIA, Inc.* (Insurance)	1,742	17,856
McDermott International, Inc.* (Energy Equipment & Services)	2,680	48,266
McGrath RentCorp (Commercial Services & Supplies)	402	23,871
MDC Partners, Inc.* - Class A (Media)	1,742	8,884
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	804	9,005
MediciNova, Inc.* (Biotechnology)	1,072	10,141
Medidata Solutions, Inc.* (Health Care Technology)	804	59,746
Mercury Systems, Inc.* (Aerospace & Defense)	804	33,551
Meredith Corp. (Media)	670	35,611
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	938	17,165

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	804	$12,703
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	804	43,657
Meritage Homes Corp.* (Household Durables)	670	28,911
Meritor, Inc.* (Machinery)	1,340	27,604
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	670	26,298
MGE Energy, Inc. (Electric Utilities)	536	34,304
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,628	70,237
Milacron Holdings Corp.* (Machinery)	1,206	25,145
MiMedx Group, Inc.* (Biotechnology)	2,278	9,682
Mindbody, Inc.* (Internet Software & Services)	670	25,025
Minerals Technologies, Inc. (Chemicals)	536	40,522
Minerva Neurosciences, Inc.* (Biotechnology)	938	7,551
Miragen Therapeutics, Inc.* (Biotechnology)	1,072	7,225
Mitek System, Inc.* (Software)	938	7,926
Mobile Mini, Inc. (Commercial Services & Supplies)	670	28,576
MobileIron, Inc.* (Software)	2,010	9,447
Model N, Inc.* (Software)	670	12,496
Modine Manufacturing Co.* (Auto Components)	938	16,368
Moelis & Co. (Capital Markets)	670	42,612
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,340	39,664
MoneyGram International, Inc.* (IT Services)	1,072	7,011
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,340	22,338
Monotype Imaging Holdings, Inc. (Software)	804	16,603
Monro Muffler Brake, Inc. (Specialty Retail)	536	36,153
Moog, Inc. - Class A (Aerospace & Defense)	536	40,205
MRC Global, Inc.* (Trading Companies & Distributors)	1,340	30,351
MSA Safety, Inc. (Commercial Services & Supplies)	536	54,071
MSG Networks, Inc.* - Class A (Media)	1,072	25,246
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	804	16,120
Mueller Industries, Inc. (Machinery)	938	31,057
Mueller Water Products, Inc. - Class A (Machinery)	2,546	31,443
Murphy USA, Inc.* (Specialty Retail)	536	42,473
Myers Industries, Inc. (Containers & Packaging)	670	14,439
Myokardia, Inc.* (Pharmaceuticals)	536	30,766
Myriad Genetics, Inc.* (Biotechnology)	1,072	46,900
Nantkwest, Inc.* (Biotechnology)	2,144	7,504
Natera, Inc.* (Biotechnology)	804	18,460
National Bank Holdings Corp. (Banks)	536	21,215
National CineMedia, Inc. (Media)	1,608	13,282
National General Holdings Corp. (Insurance)	1,072	29,566
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	670	50,143
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	804	23,179
National Vision Holdings, Inc.* (Specialty Retail)	536	21,794
Natus Medical, Inc.* (Health Care Equipment & Supplies)	536	19,564
Nautilus, Inc.* (Leisure Products)	670	9,548
Navigant Consulting, Inc.* (Professional Services)	804	17,495
Navistar International Corp.* (Machinery)	804	34,628
NBT Bancorp, Inc. (Banks)	670	26,961
NCI Building Systems, Inc.* (Building Products)	804	12,824
Neogen Corp.* (Health Care Equipment & Supplies)	804	66,249
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,072	15,008
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,206	7,682
Neos Therapeutics, Inc.* (Pharmaceuticals)	1,072	5,842
NETGEAR, Inc.* (Communications Equipment)	536	35,296
NetScout Systems, Inc.* (Communications Equipment)	1,340	35,912
Nevro Corp.* (Health Care Equipment & Supplies)	402	22,617
New Jersey Resources Corp. (Gas Utilities)	1,340	61,976
New Media Investment Group, Inc. (Media)	1,072	19,285
New Relic, Inc.* (Internet Software & Services)	670	65,458
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,608	11,385
New York & Co., Inc.* (Specialty Retail)	1,474	7,223
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,278	14,146
NewLink Genetics Corp.* (Biotechnology)	1,340	5,065
Newpark Resources, Inc.* (Energy Equipment & Services)	1,742	19,249
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	938	8,517
Nexstar Broadcasting Group, Inc. - Class A (Media)	670	49,881
NIC, Inc. (Internet Software & Services)	1,206	19,778
NII Holdings, Inc.* (Wireless Telecommunication Services)	2,546	15,785
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,206	25,205
NN, Inc. (Machinery)	670	14,405
Noble Corp. PLC* (Energy Equipment & Services)	4,422	25,824
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,752	8,442
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,350	12,462
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	938	15,627

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	938	$12,841
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,608	28,976
Northwest Natural Gas Co. (Gas Utilities)	536	34,920
NorthWestern Corp. (Multi-Utilities)	804	47,701
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	536	33,420
Novavax, Inc.* (Biotechnology)	8,442	10,721
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,206	41,004
NOW, Inc.* (Trading Companies & Distributors)	1,876	28,046
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	536	9,905
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,206	22,432
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	536	21,440
NuVasive, Inc.* (Health Care Equipment & Supplies)	804	46,672
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,072	30,091
Nymox Pharmaceutical Corp.* (Biotechnology)	1,876	6,022
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,154	50,762
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	938	26,302
Oceaneering International, Inc. (Energy Equipment & Services)	1,608	43,995
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	804	23,453
Oclaro, Inc.* (Communications Equipment)	2,948	24,940
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,072	5,950
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	2,680	10,666
Office Depot, Inc. (Specialty Retail)	9,380	23,544
OFG Bancorp (Banks)	938	15,618
Oil States International, Inc.* (Energy Equipment & Services)	938	32,736
Old National Bancorp (Banks)	2,412	46,913
Old Second Bancorp, Inc. (Banks)	670	10,385
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	804	55,878
Omeros Corp.* (Pharmaceuticals)	938	19,754
Omnicell, Inc.* (Health Care Technology)	670	39,866
OMNOVA Solutions, Inc.* (Chemicals)	1,072	10,023
On Deck Capital, Inc.* (Diversified Financial Services)	1,340	9,166
ONE Gas, Inc. (Gas Utilities)	804	61,940
OneSpan, Inc.* (Software)	670	10,921
OPKO Health, Inc.* (Biotechnology)	5,494	30,876
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,072	17,999
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,474	14,091
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,340	10,894
Organovo Holdings, Inc.* (Biotechnology)	4,824	5,741
Orion Marine Group, Inc.* (Construction & Engineering)	938	8,601
Oritani Financial Corp. (Thrifts & Mortgage Finance)	804	12,864
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	670	36,347
Otter Tail Corp. (Electric Utilities)	670	32,428
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,010	7,236
Owens & Minor, Inc. (Health Care Providers & Services)	1,072	20,229
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	670	8,784
P.H. Glatfelter Co. (Paper & Forest Products)	804	13,161
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,948	11,202
Pacific Premier Bancorp, Inc.* (Banks)	804	29,748
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	670	26,934
Palatin Technologies, Inc.* (Biotechnology)	7,772	7,461
Pandora Media, Inc.* (Internet Software & Services)	4,154	27,998
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	670	11,732
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	938	9,474
Party City Holdco, Inc.* (Specialty Retail)	804	12,663
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,340	24,884
Patterson Cos., Inc. (Health Care Providers & Services)	1,340	32,857
Paylocity Holding Corp.* (Software)	536	31,088
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	938	59,075
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	804	8,442
PDL BioPharma, Inc.* (Biotechnology)	4,020	10,090
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,206	51,243
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,072	41,326
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,340	42,947
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,340	14,231
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,072	20,679
Perficient, Inc.* (IT Services)	670	17,634
Performance Food Group Co.* (Food & Staples Retailing)	1,608	57,647
Perspecta, Inc. (IT Services)	2,278	49,433
PGT, Inc.* (Building Products)	938	22,512

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
PHH Corp.* (Thrifts & Mortgage Finance)	938	$10,196
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,474	13,266
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,814	44,349
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,010	39,758
Pier 1 Imports, Inc. (Specialty Retail)	2,680	5,789
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,608	8,828
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	804	26,725
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,144	7,075
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,082	26,906
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,340	63,677
Plantronics, Inc. (Communications Equipment)	536	36,802
Plexus Corp.* (Electronic Equipment, Instruments & Components)	536	31,849
Plug Power, Inc.* (Electrical Equipment)	5,360	10,720
PNM Resources, Inc. (Electric Utilities)	1,206	47,456
PolyOne Corp. (Chemicals)	1,206	54,089
Portland General Electric Co. (Electric Utilities)	1,340	60,782
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,072	38,378
Potlatch Corp. (Equity Real Estate Investment Trusts)	938	43,852
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	402	28,743
PQ Group Holdings, Inc.* (Chemicals)	804	14,488
PRA Group, Inc.* (Consumer Finance)	804	31,517
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	804	13,604
Presidio, Inc.* (IT Services)	804	11,224
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	804	28,727
Primerica, Inc. (Insurance)	670	76,917
Primo Water Corp.* (Beverages)	670	11,758
Primoris Services Corp. (Construction & Engineering)	804	21,716
ProAssurance Corp. (Insurance)	938	38,739
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,608	12,840
Progress Software Corp. (Software)	804	29,579
ProPetro Holding Corp.* (Energy Equipment & Services)	1,340	22,030
PROS Holdings, Inc.* (Software)	536	19,907
Proteostasis Therapeutics, Inc.* (Biotechnology)	2,010	4,985
Prothena Corp. PLC* (Biotechnology)	938	13,939
Proto Labs, Inc.* (Machinery)	402	50,109
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,072	27,379
PTC Therapeutics, Inc.* (Biotechnology)	804	30,608
Puma Biotechnology, Inc.* (Biotechnology)	536	25,808
Q2 Holdings, Inc.* (Internet Software & Services)	536	31,704
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	804	34,371
Quad/Graphics, Inc. (Commercial Services & Supplies)	670	13,775
Quality Systems, Inc.* (Health Care Technology)	938	18,882
Qualys, Inc.* (Software)	536	46,686
Quanex Building Products Corp. (Building Products)	804	14,231
Quantenna Communications, Inc.* (Communications Equipment)	804	12,808
Quidel Corp.* (Health Care Equipment & Supplies)	536	36,373
QuinStreet, Inc.* (Internet Software & Services)	938	12,438
Quorum Health Corp.* (Health Care Providers & Services)	1,340	6,486
Quotient Technology, Inc.* (Internet Software & Services)	1,474	21,742
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,608	9,487
R1 RCM, Inc.* (Health Care Providers & Services)	2,010	16,120
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,350	64,153
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,742	6,951
Radius Health, Inc.* (Biotechnology)	670	16,080
RadNet, Inc.* (Health Care Providers & Services)	938	12,569
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,876	23,187
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,474	19,383
Rapid7, Inc.* (Software)	670	18,633
Raven Industries, Inc. (Industrial Conglomerates)	670	25,996
Rayonier Advanced Materials, Inc. (Chemicals)	1,072	19,339
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	1,072	37,884
Redfin Corp.* (Real Estate Management & Development)	1,206	29,547
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,340	22,525
Regenxbio, Inc.* (Biotechnology)	536	37,681
Regis Corp.* (Diversified Consumer Services)	804	14,038
Remark Holdings, Inc.* (Internet Software & Services)	1,340	4,824
Renasant Corp. (Banks)	804	35,923
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	804	13,708
Rent-A-Center, Inc.* (Specialty Retail)	938	13,920
Repligen Corp.* (Biotechnology)	670	32,381
Republic First Bancorp, Inc.* (Banks)	1,206	9,527
Resources Connection, Inc. (Professional Services)	670	10,653

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,742	$32,941
Retrophin, Inc.* (Biotechnology)	670	18,519
REV Group, Inc. (Machinery)	670	11,504
Revance Therapeutics, Inc.* (Pharmaceuticals)	670	19,263
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,340	41,058
Rexnord Corp.* (Machinery)	1,608	48,626
Ribbon Communications, Inc.* (Communications Equipment)	1,474	10,001
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,752	10,581
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,206	14,906
Rite Aid Corp.* (Food & Staples Retailing)	17,152	34,476
RLI Corp. (Insurance)	670	50,089
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,680	60,540
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,608	6,528
Roku, Inc.* (Household Durables)	670	30,431
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,144	31,045
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,876	8,630
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	536	15,330
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	536	24,168
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	536	15,517
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	670	56,957
S&T Bancorp, Inc. (Banks)	536	23,991
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,680	57,915
Safe Bulkers, Inc.* (Marine)	2,010	6,673
Saia, Inc.* (Road & Rail)	402	30,291
SailPoint Technologies Holding, Inc.* (Software)	670	16,140
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,010	33,145
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	2,278	10,137
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	670	10,934
Sandy Spring Bancorp, Inc. (Banks)	536	20,963
Sangamo BioSciences, Inc.* (Biotechnology)	1,742	23,778
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,072	31,195
Savara, Inc.* (Biotechnology)	804	8,852
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	402	16,583
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	536	17,661
Scholastic Corp. (Media)	536	22,383
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	536	22,239
Science Applications International Corp. (IT Services)	670	56,528
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	804	38,632
Scorpio Bulkers, Inc. (Marine)	1,474	11,129
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	5,762	12,388
Seacoast Banking Corp. of Florida* (Banks)	804	23,565
Sears Holdings Corp.* (Multiline Retail)	2,546	4,685
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	938	19,979
Select Energy Services, Inc.* (Energy Equipment & Services)	938	14,333
Select Income REIT (Equity Real Estate Investment Trusts)	1,072	22,351
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,742	36,234
Selective Insurance Group, Inc. (Insurance)	938	56,092
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,340	33,701
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	938	44,508
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,876	6,904
Sensient Technologies Corp. (Chemicals)	670	46,471
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	536	22,678
ServiceSource International, Inc.* (IT Services)	2,278	7,973
ServisFirst Bancshares, Inc. (Banks)	804	33,969
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	402	25,057
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	804	26,533
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,474	21,447
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	536	44,091
SIGA Technologies, Inc.* (Pharmaceuticals)	1,474	11,188
Signet Jewelers, Ltd. (Specialty Retail)	938	54,159
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	670	63,818
Simmons First National Corp. - Class A (Banks)	1,474	43,925
Simply Good Foods Co. (The)* (Food Products)	1,206	20,116
Simpson Manufacturing Co., Inc. (Building Products)	670	48,883
Sinclair Broadcast Group, Inc. - Class A (Media)	1,206	31,115
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	670	59,738
SkyWest, Inc. (Airlines)	804	48,160
Sleep Number Corp.* (Specialty Retail)	670	19,088
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	670	10,512
Sonic Corp. (Hotels, Restaurants & Leisure)	670	23,551

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Sorrento Therapeutics, Inc.* (Biotechnology)	2,010	$11,256
Sotheby’s* - Class A (Diversified Consumer Services)	670	35,584
South Jersey Industries, Inc. (Gas Utilities)	1,340	45,466
South State Corp. (Banks)	536	44,863
Southside Bancshares, Inc. (Banks)	536	18,379
Southwest Gas Corp. (Gas Utilities)	670	52,394
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	9,112	46,836
Spark Therapeutics, Inc.* (Biotechnology)	536	41,122
Spartan Motors, Inc. (Auto Components)	804	11,859
SpartanNash Co. (Food & Staples Retailing)	670	16,053
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,608	34,234
Spire, Inc. (Gas Utilities)	804	57,566
Spirit Airlines, Inc.* (Airlines)	1,072	46,568
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	1,072	10,709
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	1,340	6,821
SPX Corp.* (Machinery)	670	24,857
SPX FLOW, Inc.* (Machinery)	670	31,838
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,886	43,990
STAAR Surgical Co.* (Health Care Equipment & Supplies)	670	20,670
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,474	40,270
State Bank Financial Corp. (Banks)	670	21,072
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,474	20,268
Stemline Therapeutics, Inc.* (Biotechnology)	670	10,318
Sterling Construction Co., Inc.* (Construction & Engineering)	670	8,998
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	938	50,699
Stifel Financial Corp. (Capital Markets)	1,072	59,098
Stoneridge, Inc.* (Auto Components)	536	18,224
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	938	18,216
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,742	24,649
Summit Materials, Inc.* - Class A (Construction Materials)	1,742	43,724
Sun Hydraulics Corp. (Machinery)	536	27,904
SunCoke Energy, Inc.* (Metals & Mining)	1,206	13,760
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,474	10,701
Sunrun, Inc.* (Electrical Equipment)	1,608	22,737
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,484	56,685
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	670	14,807
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,680	26,371
Superior Industries International, Inc. (Auto Components)	536	9,836
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	804	42,572
SUPERVALU, Inc.* (Food & Staples Retailing)	804	25,985
Sykes Enterprises, Inc.* (IT Services)	670	19,872
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	536	26,859
Syneos Health, Inc.* (Life Sciences Tools & Services)	938	46,221
Synergy Pharmaceuticals, Inc.* (Biotechnology)	5,896	10,023
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	402	38,781
Syntel, Inc.* (IT Services)	670	27,195
Syros Pharmaceuticals, Inc.* (Biotechnology)	804	8,136
T2 Biosystems, Inc.* (Biotechnology)	938	5,619
Tahoe Resources, Inc.* (Metals & Mining)	5,360	24,174
Tailored Brands, Inc. (Specialty Retail)	804	16,209
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	804	22,158
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,474	35,155
Taylor Morrison Home Corp.* - Class A (Household Durables)	1,742	34,021
Team, Inc.* (Commercial Services & Supplies)	670	14,606
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	536	44,707
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,608	11,208
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	6,566	6,228
TEGNA, Inc. (Media)	3,484	38,429
Teladoc, Inc.* (Health Care Providers & Services)	938	56,138
Telaria, Inc.* (Internet Software & Services)	1,742	6,498
Telenav, Inc.* (Software)	1,206	6,512
Teligent, Inc.* (Pharmaceuticals)	1,876	7,842
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,608	12,558
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,340	50,424
Tenneco, Inc. (Auto Components)	804	37,064
Terraform Power, Inc. - Class A (Independent Power & Renewable Electricity Producers)	1,474	15,079
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	938	34,622
Tetra Tech, Inc. (Commercial Services & Supplies)	804	48,883
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,814	12,128
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,876	5,384
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,072	67,363
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	670	10,653
TG Therapeutics, Inc.* (Biotechnology)	1,206	14,171

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Food & Staples Retailing)	536	$18,894
The Bancorp, Inc.* (Banks)	1,206	11,710
The Brink’s Co. (Commercial Services & Supplies)	804	64,198
The Buckle, Inc. (Specialty Retail)	536	12,891
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	670	37,540
The E.W. Scripps Co. - Class A (Media)	938	12,288
The Ensign Group, Inc. (Health Care Providers & Services)	804	29,000
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,876	48,551
The Greenbrier Cos., Inc. (Machinery)	536	30,364
The Hackett Group, Inc. (IT Services)	670	12,080
The KEYW Holding Corp.* (Aerospace & Defense)	1,206	10,697
The Manitowoc Co., Inc.* (Machinery)	670	17,748
The Medicines Co.* (Pharmaceuticals)	1,072	42,590
The Meet Group, Inc.* (Internet Software & Services)	2,144	8,705
The New York Times Co. - Class A (Media)	2,010	49,848
The St Joe Co.* (Real Estate Management & Development)	804	14,191
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,082	16,088
Theravance Biopharma, Inc.* (Pharmaceuticals)	804	19,256
Thermon Group Holdings, Inc.* (Electrical Equipment)	670	16,797
Third Point Reinsurance, Ltd.* (Insurance)	1,474	18,572
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	804	19,111
Tile Shop Holdings, Inc. (Specialty Retail)	1,206	10,010
TimkenSteel Corp.* (Metals & Mining)	804	11,176
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	1,072	7,290
Titan International, Inc. (Machinery)	1,072	11,352
Tivity Health, Inc.* (Health Care Providers & Services)	670	22,579
TiVo Corp. (Software)	2,010	24,422
TopBuild Corp.* (Household Durables)	536	39,814
TowneBank (Banks)	1,072	34,626
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	670	13,815
Trade Desk, Inc. (The)* (Internet Software & Services)	536	45,196
TransEnterix, Inc.* (Health Care Equipment & Supplies)	3,350	17,923
Travelport Worldwide, Ltd. (IT Services)	2,010	37,989
Tredegar Corp. (Chemicals)	536	13,963
Trex Co., Inc.* (Building Products)	938	72,919
TRI Pointe Group, Inc.* (Household Durables)	2,412	34,178
TriMas Corp.* (Machinery)	804	23,798
TriNet Group, Inc.* (Professional Services)	670	36,080
Trinseo SA (Chemicals)	670	50,049
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	938	33,018
Triumph Group, Inc. (Aerospace & Defense)	938	19,557
Tronox, Ltd. - Class A (Chemicals)	1,608	29,668
TrueBlue, Inc.* (Professional Services)	804	21,748
TrueCar, Inc.* (Internet Software & Services)	1,742	19,371
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,876	17,072
Trustmark Corp. (Banks)	1,072	37,724
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,608	27,915
Tupperware Brands Corp. (Household Durables)	804	29,515
Tutor Perini Corp.* (Construction & Engineering)	804	14,874
Tyme Technologies, Inc.* (Biotechnology)	1,876	5,440
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,206	32,514
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	804	10,790
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,422	7,827
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	670	53,004
UMB Financial Corp. (Banks)	670	48,166
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	804	12,414
Union Bankshares Corp. (Banks)	1,072	43,427
Unisys Corp.* (IT Services)	1,072	13,775
Unit Corp.* (Energy Equipment & Services)	938	23,356
United Bankshares, Inc. (Banks)	1,474	54,464
United Community Banks, Inc. (Banks)	1,206	36,216
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,072	11,202
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	938	16,424
United Natural Foods, Inc.* (Food & Staples Retailing)	804	25,889
Universal Corp. (Tobacco)	402	27,778
Universal Forest Products, Inc. (Building Products)	938	34,556
Universal Insurance Holdings, Inc. (Insurance)	536	23,798
Univest Corp. of Pennsylvania (Banks)	536	14,633
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,092	8,402
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,742	39,509
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	670	14,914
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,072	14,418
Valhi, Inc. (Chemicals)	1,206	6,464
Valley National Bancorp (Banks)	4,824	56,200
Vanda Pharmaceuticals, Inc.* (Biotechnology)	938	19,557
Varex Imaging Corp.* (Health Care Equipment & Supplies)	670	25,621
Varonis Systems, Inc.* (Software)	402	24,030
Vector Group, Ltd. (Tobacco)	1,608	29,668

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Common Stocks, continued

	Shares	Value
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	938	$13,742
Veracyte, Inc.* (Biotechnology)	804	8,707
Verastem, Inc.* (Biotechnology)	1,340	10,318
Vericel Corp.* (Biotechnology)	938	9,802
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,742	39,892
Verint Systems, Inc.* (Software)	938	42,116
Verso Corp.* - Class A (Paper & Forest Products)	670	13,983
ViaSat, Inc.* (Communications Equipment)	804	56,552
Viavi Solutions, Inc.* (Communications Equipment)	3,618	36,614
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,340	15,973
Viking Therapeutics, Inc.* (Biotechnology)	1,072	10,934
VirnetX Holding Corp.* (Software)	2,144	6,218
Virtusa Corp.* (IT Services)	536	28,317
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,010	50,249
Vista Outdoor, Inc.* (Leisure Products)	1,072	17,409
Vital Therapies, Inc.* (Biotechnology)	1,206	9,588
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,340	7,638
Vocera Communications, Inc.* (Health Care Technology)	536	16,176
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,484	44,629
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	2,010	13,949
Wabash National Corp. (Machinery)	1,072	21,226
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,340	27,751
WageWorks, Inc.* (Professional Services)	670	35,376
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	402	23,823
Warrior Met Coal, Inc. (Metals & Mining)	670	17,333
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,340	44,957
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,216	25,824
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,206	36,771
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	670	11,390
Watts Water Technologies, Inc. - Class A (Machinery)	402	34,391
Web.com Group, Inc.* (Internet Software & Services)	804	20,221
Weight Watchers International, Inc.* (Diversified Consumer Services)	536	47,988
Werner Enterprises, Inc. (Road & Rail)	804	29,949
WesBanco, Inc. (Banks)	670	32,743
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,206	14,412
Westamerica Bancorp (Banks)	402	24,128
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	938	10,384
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	804	8,723
Whitestone REIT (Equity Real Estate Investment Trusts)	938	12,194
WideOpenWest, Inc.* (Media)	938	10,205
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	536	11,754
William Lyon Homes* - Class A (Household Durables)	670	14,626
Willscot Corp.* (Construction & Engineering)	804	13,427
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	1,340	4,717
Wingstop, Inc. (Hotels, Restaurants & Leisure)	536	26,452
Winnebago Industries, Inc. (Automobiles)	536	21,386
WisdomTree Investments, Inc. (Capital Markets)	2,144	18,739
WMIH Corp.* (Insurance)	6,298	8,565
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,474	52,150
Woodward, Inc. (Machinery)	804	66,902
Workiva, Inc.* (Software)	536	13,534
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,206	33,563
World Wrestling Entertainment, Inc. - Class A (Media)	670	53,003
Worthington Industries, Inc. (Metals & Mining)	670	31,369
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,608	40,891
WSFS Financial Corp. (Thrifts & Mortgage Finance)	536	30,391
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,072	15,265
Xencor, Inc.* (Biotechnology)	804	29,925
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,742	42,487
XO Group, Inc.* (Internet Software & Services)	536	15,104
Xperi Corp. (Semiconductors & Semiconductor Equipment)	938	15,618
Yelp, Inc.* (Internet Software & Services)	1,206	44,477
Yext, Inc.* (Internet Software & Services)	1,340	28,328
YRC Worldwide, Inc.* (Road & Rail)	938	9,136
ZAGG, Inc.* (Household Durables)	670	9,983
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,144	6,625
ZIOPHARM Oncology, Inc.* (Biotechnology)	3,350	8,677
ZixCorp.* (Software)	1,608	8,587
Zogenix, Inc.* (Pharmaceuticals)	536	30,418
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	2,948	6,338
TOTAL COMMON STOCKS (Cost $20,084,571)		31,205,648

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Contingent Right (NM)

	Shares	Value
Dyax Corp.*^+(a) (Biotechnology)	1,854	$2,058
TOTAL CONTINGENT RIGHT (Cost $—)		2,058

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*^+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (95.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 1.75%-1.85%, dated 7/31/18, due 8/1/18, total to be received $67,625,394	$67,622,000	$67,622,000
TOTAL REPURCHASE AGREEMENTS (Cost $67,622,000)		67,622,000
TOTAL INVESTMENT SECURITIES (Cost $87,706,571) - 139.6%		98,829,706
Net other assets (liabilities) - (39.6)%		(28,017,968)
NET ASSETS - 100.0%		$70,811,738

*	Non-income producing security.
^	The advisor has deemed these securities to be illiquid. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2018, these securities represented less than 0.005% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed. Subsequent to the date of this report, on August 23, 2018, the U.S. Food and Drug Administration approved the medication.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2018, the aggregate amount held in a segregated account was $14,454,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	174	9/24/18	$14,549,880	$13,254

Total Return Swap Agreements - Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

iShares Russell 2000 ETF	Goldman Sachs International	8/27/18	2.00%	$22,759,353	$205,345
Russell 2000 Index	Goldman Sachs International	8/27/18	2.20%	14,492,501	232,753
				$37,251,854	$438,098

iShares Russell 2000 ETF	UBS AG	8/27/18	1.75%	$34,094,047	203,053
Russell 2000 Index	UBS AG	8/27/18	1.95%	24,735,923	219,893
				$58,829,970	$422,946
				$96,081,824	$861,044

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of July 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2018

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Aerospace & Defense	$421,685	0.6%
Air Freight & Logistics	108,689	0.2%
Airlines	126,968	0.2%
Auto Components	330,768	0.5%
Automobiles	21,386	NM
Banks	2,658,069	3.7%
Beverages	18,186	NM
Biotechnology	2,247,938	3.2%
Building Products	431,719	0.6%
Capital Markets	329,093	0.5%
Chemicals	691,281	1.0%
Commercial Services & Supplies	771,906	1.1%
Communications Equipment	549,781	0.8%
Construction & Engineering	374,346	0.5%
Construction Materials	43,724	0.1%
Consumer Finance	210,493	0.3%
Containers & Packaging	36,327	0.1%
Distributors	19,441	NM
Diversified Consumer Services	255,318	0.4%
Diversified Financial Services	61,430	0.1%
Diversified Telecommunication Services	181,128	0.3%
Electric Utilities	354,815	0.5%
Electrical Equipment	223,826	0.3%
Electronic Equipment, Instruments & Components	764,387	1.1%
Energy Equipment & Services	645,231	0.9%
Equity Real Estate Investment Trusts	2,253,460	3.2%
Food & Staples Retailing	178,944	0.3%
Food Products	214,939	0.3%
Gas Utilities	314,262	0.4%
Health Care Equipment & Supplies	1,027,504	1.5%
Health Care Providers & Services	661,701	0.9%
Health Care Technology	293,715	0.4%
Hotels, Restaurants & Leisure	805,569	1.1%
Household Durables	459,485	0.6%
Household Products	26,880	NM
Independent Power & Renewable Electricity Producers	124,245	0.2%
Industrial Conglomerates	25,996	NM
Insurance	780,756	1.1%
Internet & Direct Marketing Retail	243,272	0.3%
Internet Software & Services	1,014,085	1.4%
IT Services	658,294	0.9%
Leisure Products	84,240	0.1%
Life Sciences Tools & Services	172,279	0.2%
Machinery	1,058,879	1.5%
Marine	59,697	0.1%
Media	592,917	0.8%
Metals & Mining	424,072	0.6%
Mortgage Real Estate Investment Trusts	420,977	0.6%
Multiline Retail	104,763	0.1%
Multi-Utilities	143,361	0.2%
Oil, Gas & Consumable Fuels	1,135,907	1.6%
Paper & Forest Products	186,289	0.3%
Personal Products	43,303	0.1%
Pharmaceuticals	770,021	1.1%
Professional Services	359,158	0.5%
Real Estate Management & Development	144,787	0.2%
Road & Rail	186,658	0.3%
Semiconductors & Semiconductor Equipment	898,749	1.3%
Software	888,084	1.3%
Specialty Retail	832,325	1.2%
Technology Hardware, Storage & Peripherals	150,667	0.2%
Textiles, Apparel & Luxury Goods	236,850	0.3%
Thrifts & Mortgage Finance	697,114	1.0%
Tobacco	67,161	0.1%
Trading Companies & Distributors	433,644	0.6%
Water Utilities	93,864	0.1%
Wireless Telecommunication Services	60,898	0.1%
Other**	39,604,032	55.9%
Total	$70,811,738	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund) including the summary schedules of investments, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of portfolio investments as of July 31, 2018 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2018

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 28, 2018

* Print the name and title of each signing officer under his or her signature.